UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08236

                                 Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                                 Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Diana E. McCarthy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%
Aerospace & Defense - 4.4%
Boeing (The) Co.	9,377	$3,024
Harris Corp.	8,398	1,131
Lockheed Martin Corp.	13,806	3,615

		7,770

Apparel & Textile Products - 0.8%
VF Corp.	18,768	1,339

Asset Management - 1.4%
Ameriprise Financial, Inc.	8,333	870
Franklin Resources, Inc.	53,090	1,574

		2,444

Banking - 4.1%
Citigroup, Inc.	17,479	910
JPMorgan Chase & Co.	64,752	6,321

		7,231

Biotechnology & Pharmaceuticals - 11.8%
AbbVie, Inc.	44,453	4,098
Amgen, Inc.	5,624	1,095
Bristol-Myers Squibb Co.	56,903	2,958
Gilead Sciences, Inc.	49,811	3,115
Johnson & Johnson	18,239	2,354
Merck & Co., Inc.	20,938	1,600
Pfizer, Inc.	131,805	5,753

		20,973

Chemicals - 0.8%
LyondellBasell Industries N.V., Class A	17,772	1,478

Commercial Services - 1.0%
H&R Block, Inc.	69,830	1,772

Consumer Products - 3.7%
Altria Group, Inc.	73,594	3,635
Energizer Holdings, Inc.	20,377	920
Kimberly-Clark Corp.	18,120	2,064

		6,619

Electrical Equipment - 0.6%
Emerson Electric Co.	17,141	1,024

Forest & Paper Products - 0.4%
Domtar Corp.	19,503	685

Gaming, Lodging & Restaurants - 1.6%
Las Vegas Sands Corp.(1)	27,701	1,442
Wyndham Destinations, Inc.	39,744	1,424

		2,866

Hardware - 9.6%
Apple, Inc.	47,660	7,518
Cisco Systems, Inc.	106,059	4,596
HP, Inc.	138,028	2,824
NetApp, Inc.	12,585	751
Seagate Technology PLC(1)	35,892	1,385

		17,074

Health Care Facilities & Services - 0.8%
Cigna Corp.	5,680	1,079
CVS Health Corp.	4,222	276

		1,355

Industrial Services - 0.8%
MSC Industrial Direct Co., Inc., Class A	18,115	1,393

Insurance - 3.5%
Aflac, Inc.	76,155	3,470
Allstate (The) Corp.	26,872	2,220
Berkshire Hathaway, Inc., Class B*	2,225	454

		6,144

Machinery - 1.0%
Illinois Tool Works, Inc.	13,728	1,739

Media - 8.4%
Alphabet, Inc., Class A*	2,661	2,781
CBS Corp., Class B (Non Voting)	29,626	1,295
Facebook, Inc., Class A*	2,772	363
Interpublic Group of (The) Cos., Inc.	69,981	1,444
Omnicom Group, Inc.	23,063	1,689
Sirius XM Holdings, Inc.	241,597	1,379
Tribune Media Co., Class A	41,448	1,881
Viacom, Inc., Class B	49,196	1,264
Walt Disney (The) Co.	26,207	2,874

		14,970

Medical Equipment & Devices - 0.8%
Baxter International, Inc.	22,285	1,467

Oil, Gas & Coal - 7.2%
Chevron Corp.	40,362	4,391
Exxon Mobil Corp.	62,601	4,269
Halliburton Co.	24,584	653
Occidental Petroleum Corp.	10,199	626
Phillips 66	10,933	942
RPC, Inc.	19,922	197
Valero Energy Corp.	22,457	1,683

		12,761

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Real Estate Investment Trusts - 6.0%
AGNC Investment Corp.	24,121	$423
Annaly Capital Management, Inc.	61,203	601
Brixmor Property Group, Inc.	65,990	970
Chimera Investment Corp.	44,776	798
Host Hotels & Resorts, Inc.	44,586	743
New Residential Investment Corp.	47,165	670
Park Hotels & Resorts, Inc.	48,795	1,268
Senior Housing Properties Trust	87,308	1,023
Simon Property Group, Inc.	9,328	1,567
Weingarten Realty Investors	43,132	1,070
WP Carey, Inc.	22,920	1,498

		10,631

Retail - Consumer Staples - 1.7%
Walmart, Inc.	32,986	3,073

Retail - Discretionary - 7.5%
Amazon.com, Inc.*	1,794	2,695
Foot Locker, Inc.	3,943	210
Home Depot (The), Inc.	29,137	5,006
Kohl’s Corp.(1)	23,426	1,554
L Brands, Inc.(1)	50,251	1,290
Macy’s, Inc.(1)	85,772	2,554
Nordstrom, Inc.	875	41

		13,350

Semiconductors - 4.8%
Applied Materials, Inc.	12,335	404
KLA-Tencor Corp.	24,366	2,181
Texas Instruments, Inc.	38,040	3,595
Xilinx, Inc.	26,423	2,250

		8,430

Software - 4.0%
CDK Global, Inc.	20,878	1,000
Citrix Systems, Inc.	14,806	1,517
Intuit, Inc.	5,427	1,068
Microsoft Corp.	34,746	3,529

		7,114

Specialty Finance - 3.4%
American Express Co.	27,968	2,666
Mastercard, Inc., Class A	12,135	2,289
Navient Corp.	115,019	1,014

		5,969

Technology Services - 2.3%
Accenture PLC, Class A	6,592	930
International Business Machines Corp.	27,591	3,136

		4,066

Transportation Equipment - 0.9%
Cummins, Inc.	11,937	1,595

Utilities - 5.5%
AES Corp.	7,921	115
CenterPoint Energy, Inc.	58,032	1,638
DTE Energy Co.	12,306	1,357
Edison International	26,192	1,487
Entergy Corp.	27,649	2,380
Exelon Corp.	35,016	1,579
FirstEnergy Corp.	29,715	1,116

		9,672

Total Common Stocks (Cost $154,167)		175,004

INVESTMENT COMPANIES - 0.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(2) (3)	204,787	205

Total Investment Companies (Cost $205)		205

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
2.11%, 1/10/19(4) (5)	$210	$210

Total Short-Term Investments (Cost $210)		210

Total Investments - 99.0% (Cost $154,582)		175,419

Other Assets less Liabilities - 1.0%		1,715

NET ASSETS - 100.0%		$177,134

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2018 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

At December 31, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	17	$2,129	Long	3/19	$(10)

At December 31, 2018, the Fund had open written call options as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Kohl’s Corp., Exp. Date 1/18/19, Strike Price $71.00	(117)	$776	$(12)
L Brands, Inc., Exp. Date 1/18/19, Strike Price $28.00	(251)	644	(10)
Las Vegas Sands Corp., Exp. Date 1/18/19, Strike Price $55.50	(139)	723	(12)
Macy’s, Inc., Exp. Date 1/18/19, Strike Price $33.00	(428)	1,275	(17)
Seagate Technology PLC, Exp. Date 1/18/19, Strike Price $40.00	(180)	695	(17)

Total Written Options Contracts (Premiums Received (000S) $64)			$(68)

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	8.6%
Consumer Discretionary	11.0
Consumer Staples	5.5
Energy	7.3
Financials	12.6
Health Care	13.6
Industrials	7.7
Information Technology	22.3
Materials	1.2
Real Estate	4.7
Utilities	5.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$175,004	$—	$—	$175,004
Investment Companies	205	—	—	205
Short-Term Investments	—	210	—	210

Total Investments	$175,209	$210	$—	$175,419

OTHER FINANCIAL INSTRUMENTS
Liabilities
Written Options	$(68)	$—	$—	$(68)
Futures Contracts	(10)	—	—	(10)

Total Other Financial Instruments	$(78)	$—	$—	$(78)

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued	DECEMBER 31, 2018 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,606	$24,820	$26,221	$24	$205	205

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%(1)
Australia - 5.2%
AGL Energy Ltd.	22,116	$320
Australia & New Zealand Banking Group Ltd.	138,831	2,392
BHP Group Ltd.	28,947	698
CIMIC Group Ltd.	8,490	260
Crown Resorts Ltd.	37,576	314
CSL Ltd.	3,022	395
Flight Centre Travel Group Ltd.	33,575	1,015
Fortescue Metals Group Ltd.	126,244	370
Macquarie Group Ltd.	27,895	2,134
Santos Ltd.	48,109	186
Sonic Healthcare Ltd.	23,331	363
South32 Ltd.	392,228	925
Telstra Corp. Ltd.	192,092	386

		9,758

Austria - 0.9%
Raiffeisen Bank International A.G.	67,585	1,721

Belgium - 0.8%
Colruyt S.A.	929	66
Proximus SADP	50,403	1,361

		1,427

Canada - 7.5%
Atco Ltd., Class I	8,049	228
Canadian Imperial Bank of Commerce	28,214	2,101
Canadian National Railway Co.	15,274	1,131
Canadian Natural Resources Ltd.	20,534	495
Canadian Pacific Railway Ltd.	850	151
CI Financial Corp.	127,610	1,615
Constellation Software, Inc.	440	282
Gildan Activewear, Inc.	5,781	175
Husky Energy, Inc.	145,951	1,508
Hydro One Ltd.(2)	20,596	306
Magna International, Inc.	3,467	157
Methanex Corp.	27,470	1,321
Metro, Inc.	18,985	658
National Bank of Canada	46,760	1,920
Rogers Communications, Inc., Class B	1,728	89
Suncor Energy, Inc.	52,341	1,462
Teck Resources Ltd., Class B	19,208	414

		14,013

China - 0.7%
Yangzijiang Shipbuilding Holdings Ltd.	1,465,300	1,332

Denmark - 1.0%
Novo Nordisk A/S, Class B	1,331	61
Vestas Wind Systems A/S	24,337	1,848

		1,909

Finland - 1.0%
Neste OYJ	1,990	154
Orion OYJ, Class B	6,466	224
UPM-Kymmene OYJ	59,488	1,513

		1,891

France - 8.7%
Atos S.E.	1,349	110
AXA S.A.	12,829	276
BNP Paribas S.A.	2,235	101
Bouygues S.A.	21,401	765
Cie Generale des Etablissements Michelin S.C.A.	14,676	1,451
CNP Assurances	86,818	1,836
Covivio	11,306	1,089
Dassault Aviation S.A.	22	30
Electricite de France S.A.	23,412	369
Engie S.A.	38,959	557
Eutelsat Communications S.A.	59,772	1,182
L’Oreal S.A.	9,306	2,136
LVMH Moet Hennessy Louis Vuitton S.E.	4,275	1,256
Peugeot S.A.	4,348	92
Sanofi	36,380	3,144
Societe BIC S.A.	10,048	1,024
TOTAL S.A.	17,445	922

		16,340

Germany - 6.6%
BASF S.E.	34,479	2,386
Bayer A.G. (Registered)	12,905	895
Bayerische Motoren Werke A.G. (OTC Exchange)	23,596	1,911
Covestro A.G.(2)	20,269	1,003
Deutsche Lufthansa A.G. (Registered)	17,427	393
E.ON S.E.	8,688	86
HUGO BOSS A.G.	24,694	1,523
RWE A.G.	5,996	130
SAP S.E.	19,770	1,969
Siemens A.G. (Registered)	4,144	462
Siemens Healthineers A.G.* (2)	16,975	711

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%(1) continued
Germany - 6.6% continued
Uniper S.E.	10,302	$267
Vonovia S.E.	14,350	651

		12,387

Hong Kong - 3.5%
Bank of East Asia (The) Ltd.	9,530	30
CK Asset Holdings Ltd.	234,414	1,705
CLP Holdings Ltd.	42,725	482
Hang Seng Bank Ltd.	24,951	557
HK Electric Investments & HK Electric Investments Ltd.	215,642	217
Hong Kong & China Gas Co. Ltd.	8,755	18
Link REIT	90,201	908
NWS Holdings Ltd.	378,001	776
SJM Holdings Ltd.	648,408	598
Swire Properties Ltd.	47,612	166
WH Group Ltd.(2)	1,495,174	1,140
Wharf Holdings (The) Ltd.	14,816	39

		6,636

Israel - 1.4%
Bank Leumi Le-Israel B.M.	181,024	1,096
Check Point Software Technologies Ltd.*	14,957	1,535

		2,631

Italy - 1.9%
Atlantia S.p.A.	17,726	367
Enel S.p.A.	69,288	400
Mediobanca Banca di Credito Finanziario S.p.A.	53,167	450
Poste Italiane S.p.A.(2)	254,069	2,039
Terna Rete Elettrica Nazionale S.p.A.	54,976	312

		3,568

Japan - 22.0%
ABC-Mart, Inc.	32,200	1,783
Alfresa Holdings Corp.	74,209	1,920
Asahi Group Holdings Ltd.	2,800	109
Astellas Pharma, Inc.	79,000	1,005
Bridgestone Corp.	39,110	1,501
Brother Industries Ltd.	70,822	1,040
Canon, Inc.	34,800	959
Central Japan Railway Co.	11,439	2,431
Chubu Electric Power Co., Inc.	8,300	118
Daito Trust Construction Co. Ltd.	5,020	686
Daiwa House Industry Co. Ltd.	55,800	1,772
East Japan Railway Co.	9,500	844
FUJIFILM Holdings Corp.	2,700	104
Hitachi High-Technologies Corp.	9,700	303
Hitachi Ltd.	2,200	59
Honda Motor Co. Ltd.	8,300	217
ITOCHU Corp.	96,327	1,625
Japan Airlines Co. Ltd.	6,500	230
KDDI Corp.	65,519	1,561
Kirin Holdings Co. Ltd.	90,700	1,908
Marubeni Corp.	61,900	431
Mitsubishi Chemical Holdings Corp.	229,200	1,724
Mitsubishi Corp.	44,900	1,226
Mitsui & Co. Ltd.	25,500	395
Mizuho Financial Group, Inc.	1,012,100	1,578
Nippon Telegraph & Telephone Corp.	3,567	145
NSK Ltd.	48,200	413
NTT DOCOMO, Inc.	18,300	411
ORIX Corp.	37,500	545
Osaka Gas Co. Ltd.	9,600	176
Resona Holdings, Inc.	221,300	1,059
Seven & i Holdings Co. Ltd.	13,100	570
SoftBank Group Corp.	7,000	461
Subaru Corp.	53,700	1,146
Sumitomo Heavy Industries Ltd.	30,500	899
Sumitomo Mitsui Financial Group, Inc.	65,500	2,160
Suntory Beverage & Food Ltd.	27,476	1,240
TDK Corp.	19,591	1,394
THK Co. Ltd.	2,000	37
Tokyo Electric Power Co. Holdings, Inc.*	55,300	327
Tokyo Electron Ltd.	4,982	572
Tokyo Gas Co. Ltd.	11,562	292
Tosoh Corp.	51,444	666
Toyota Motor Corp.	56,100	3,258

		41,300

Netherlands - 5.8%
ABN AMRO Group N.V. - CVA (Amsterdam Exchange)(2)	54,172	1,269
Aegon N.V.	359,743	1,673
ArcelorMittal	14,065	290
Koninklijke Ahold Delhaize N.V.	35,951	907
NN Group N.V.	48,676	1,934

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%(1) continued
Netherlands - 5.8% continued
NXP Semiconductors N.V.	3,169	$232
Royal Dutch Shell PLC, Class B	153,084	4,555

		10,860

New Zealand - 0.4%
Spark New Zealand Ltd.	294,967	819

Norway - 1.6%
Equinor ASA	97,768	2,085
Marine Harvest ASA	4,646	98
Orkla ASA	102,127	803

		2,986

Portugal - 0.2%
EDP - Energias de Portugal S.A.	91,235	318

Singapore - 1.2%
ComfortDelGro Corp. Ltd.	64,870	102
United Overseas Bank Ltd.	126,057	2,259

		2,361

Spain - 2.6%
ACS Actividades de Construccion y Servicios S.A.	53,210	2,046
Amadeus IT Group S.A.	30,406	2,117
Endesa S.A.	14,461	333
Iberdrola S.A.	54,010	432
Naturgy Energy Group S.A.	1,386	35

		4,963

Sweden - 3.4%
Hennes & Mauritz AB, Class B	21,242	302
ICA Gruppen AB	10,014	358
Industrivarden AB, Class C	60,167	1,220
Sandvik AB	133,062	1,904
SKF AB, Class B	45,376	691
Swedish Match AB	41,438	1,634
Volvo AB, Class B	16,645	219

		6,328

Switzerland - 6.9%
Adecco Group A.G. (Registered)	41,274	1,933
Nestle S.A. (Registered)	34,908	2,838
Novartis A.G. (Registered)	21,405	1,833
Roche Holding A.G. (Genusschein)	16,997	4,203
Swisscom A.G. (Registered)	4,385	2,099

		12,906

United Kingdom - 13.2%
3i Group PLC	128,300	1,260
Anglo American PLC	85,474	1,889
Barratt Developments PLC	56,782	335
Berkeley Group Holdings (The) PLC	18,793	834
BP PLC	105,279	664
BT Group PLC	137,167	415
Centrica PLC	198,437	341
easyJet PLC	54,120	760
Fiat Chrysler Automobiles N.V.*	22,414	326
GlaxoSmithKline PLC	160,918	3,054
HSBC Holdings PLC	41,347	339
Imperial Brands PLC	50,421	1,525
J Sainsbury PLC	324,670	1,095
Legal & General Group PLC	662,106	1,943
Lloyds Banking Group PLC	3,462,752	2,288
Meggitt PLC	179,430	1,073
National Grid PLC	40,988	396
Next PLC	4,434	226
Pearson PLC	102,574	1,223
Persimmon PLC	34,083	835
Rio Tinto PLC	26,108	1,245
Royal Mail PLC	621	2
Smith & Nephew PLC	45,802	852
Tesco PLC	230,590	559
Unilever N.V. - CVA	24,303	1,320
Wm Morrison Supermarkets PLC	33,472	91

		24,890

United States - 0.3%
Bausch Health Cos., Inc.*	32,088	594
Shire PLC	41	2

		596

Total Common Stocks (Cost $214,126)		181,940

PREFERRED STOCKS - 0.3%(1)
Germany - 0.3%
Henkel A.G. & Co. KGaA, 1.89%(3)	2,521	275
Schaeffler A.G., 7.42%(3)	24,233	207

		482

Total Preferred Stocks (Cost $545)		482

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES - 1.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(4) (5)	3,623,228	$3,623

Total Investment Companies (Cost $3,623)		3,623

Total Investments - 99.0% (Cost $218,294)		186,045

Other Assets less Liabilities - 1.0%		1,869

NET ASSETS - 100.0%		$187,914

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2018 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Euro Stoxx 50 (Euro)	74	$2,522	Long	3/19	$(13)
FTSE 100 Index (British Pound)	11	934	Long	3/19	—	*
SPI 200 Index (Australian Dollar)	7	685	Long	3/19	8
Yen Denominated Nikkei 225 (Japanese Yen)	14	1,265	Long	3/19	8

Total					$3

*	Amount rounds to less than one thousand.

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	5.6%
Consumer Discretionary	10.7
Consumer Staples	10.6
Energy	6.6
Financials	20.7
Health Care	10.6
Industrials	14.1
Information Technology	5.9
Materials	7.9
Real Estate	3.8
Utilities	3.5

Total	100.0%

At December 31, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	27.9%
Japanese Yen	22.6
British Pound	15.2
Canadian Dollar	8.0
Swiss Franc	7.1
Australian Dollar	5.4
All other currencies less than 5%	13.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Canada	$14,013	$—	$—	$14,013
Israel	1,535	1,096	—	2,631
Netherlands	232	10,628	—	10,860
United States	594	2	—	596
All Other Countries(1)	—	153,840	—	153,840

Total Common Stocks	16,374	165,566	—	181,940

Preferred Stocks(1)	—	482	—	482
Investment Companies	3,623	—	—	3,623

Total Investments	$19,997	$166,048	$—	$186,045

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$16	$—	$—	$16
Liabilities
Futures Contracts	(13)	—	—	(13)

Total Other Financial Instruments	$3	$—	$—	$3

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,332	$21,619	$19,328	$7	$3,623	3,623

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND	DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%
Aerospace & Defense - 2.0%
Boeing (The) Co.	9,886	$3,188
Huntington Ingalls Industries, Inc.	6,824	1,299

		4,487

Apparel & Textile Products - 0.7%
Michael Kors Holdings Ltd.*	24,435	926
Ralph Lauren Corp.	5,192	537
VF Corp.	24	2

		1,465

Asset Management - 0.5%
Franklin Resources, Inc.	40,923	1,214

Banking - 5.3%
Bank of America Corp.	71,524	1,762
CIT Group, Inc.	10,929	418
Citigroup, Inc.	48,540	2,527
Citizens Financial Group, Inc.	1,868	56
Fifth Third Bancorp	57,112	1,344
JPMorgan Chase & Co.	21,998	2,147
Regions Financial Corp.	93,365	1,249
SunTrust Banks, Inc.	28,157	1,420
Wells Fargo & Co.	21,824	1,006

		11,929

Biotechnology & Pharmaceuticals - 8.3%
AbbVie, Inc.	13,643	1,258
Amgen, Inc.	14,719	2,865
Bristol-Myers Squibb Co.	33,432	1,738
Eli Lilly & Co.	8,641	1,000
Gilead Sciences, Inc.	31,651	1,980
Johnson & Johnson	39,795	5,136
Merck & Co., Inc.	4,717	360
Pfizer, Inc.	98,404	4,295

		18,632

Chemicals - 2.1%
3M Co.	9,786	1,865
DowDuPont, Inc.	250	13
Huntsman Corp.	56,862	1,097
LyondellBasell Industries N.V., Class A	18,181	1,512
PPG Industries, Inc.	2,837	290

		4,777

Commercial Services - 1.3%
H&R Block, Inc.	61,544	1,562
Robert Half International, Inc.	25,023	1,431

		2,993

Consumer Products - 4.8%
Altria Group, Inc.	45,283	2,237
Archer-Daniels-Midland Co.	15,330	628
Clorox (The) Co.	7,327	1,129
Coca-Cola (The) Co.	5,719	271
Herbalife Nutrition Ltd.*	28,188	1,662
Kimberly-Clark Corp.	17,227	1,963
PepsiCo, Inc.	20,415	2,255
Procter & Gamble (The) Co.	6,614	608

		10,753

Electrical Equipment - 1.0%
Emerson Electric Co.	9,953	595
Ingersoll-Rand PLC	18,098	1,651

		2,246

Gaming, Lodging & Restaurants - 0.9%
Marriott International, Inc., Class A	5,703	619
Wyndham Destinations, Inc.	37,246	1,335

		1,954

Hardware - 6.0%
Apple, Inc.	51,149	8,068
Cisco Systems, Inc.	81,429	3,529
HP, Inc.	80,889	1,655
Seagate Technology PLC	8,320	321

		13,573

Health Care Facilities & Services - 3.6%
Anthem, Inc.	1,714	450
Cigna Corp.	16,104	3,059
HCA Healthcare, Inc.	1,097	137
Humana, Inc.	1,370	392
UnitedHealth Group, Inc.	16,169	4,028

		8,066

Home & Office Products - 0.9%
Masco Corp.	4,457	130
NVR, Inc.*	111	271
PulteGroup, Inc.	15,167	394
Snap-on, Inc.	9,159	1,331

		2,126

Industrial Services - 0.9%
HD Supply Holdings, Inc.*	14,086	529
W.W. Grainger, Inc.	5,104	1,441

		1,970

Institutional Financial Services - 1.9%
Bank of New York Mellon (The) Corp.	4,869	229

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Institutional Financial Services - 1.9% continued
Goldman Sachs Group (The), Inc.	10,520	$1,757
Jefferies Financial Group, Inc.	20,957	364
Morgan Stanley	46,971	1,863

		4,213

Insurance - 4.0%
Aflac, Inc.	41,250	1,879
American International Group, Inc.	20,015	789
Assured Guaranty Ltd.	36,776	1,408
Berkshire Hathaway, Inc., Class B*	12,673	2,588
MetLife, Inc.	41,377	1,699
Prudential Financial, Inc.	4,503	367
Voya Financial, Inc.	4,513	181

		8,911

Iron & Steel - 0.8%
Nucor Corp.	17,156	889
Steel Dynamics, Inc.	31,002	931

		1,820

Media - 7.9%
Alphabet, Inc., Class A*	6,052	6,324
AMC Networks, Inc., Class A*	23,405	1,284
Booking Holdings, Inc.*	152	262
Comcast Corp., Class A	32,172	1,095
Facebook, Inc., Class A*	16,746	2,195
Netflix, Inc.*	225	60
Omnicom Group, Inc.	25,035	1,834
VeriSign, Inc.*	768	114
Viacom, Inc., Class B	51,285	1,318
Walt Disney (The) Co.	29,033	3,184

		17,670

Medical Equipment & Devices - 3.5%
Abbott Laboratories	13,700	991
Baxter International, Inc.	26,367	1,735
IDEXX Laboratories, Inc.*	7,524	1,400
Medtronic PLC	8,988	818
Varian Medical Systems, Inc.*	14,037	1,590
Waters Corp.*	7,546	1,424

		7,958

Oil, Gas & Coal - 5.4%
Chevron Corp.	32,418	3,527
ConocoPhillips	32,756	2,042
Exxon Mobil Corp.	38,108	2,599
HollyFrontier Corp.	7,395	378
Marathon Petroleum Corp.	19,494	1,150
Phillips 66	13,848	1,193
Valero Energy Corp.	17,359	1,301

		12,190

Passenger Transportation - 1.1%
Delta Air Lines, Inc.	29,350	1,465
Southwest Airlines Co.	23,332	1,084

		2,549

Real Estate Investment Trusts - 2.3%
Equity Commonwealth	18,935	568
Host Hotels & Resorts, Inc.	81,416	1,357
Park Hotels & Resorts, Inc.	47,333	1,230
Simon Property Group, Inc.	4,594	772
Weyerhaeuser Co.	56,385	1,232

		5,159

Retail - Consumer Staples - 3.0%
Kroger (The) Co.	10,878	299
Target Corp.	18,765	1,240
Walgreens Boots Alliance, Inc.	31,546	2,156
Walmart, Inc.	32,434	3,021

		6,716

Retail - Discretionary - 6.3%
Amazon.com, Inc.*	3,889	5,841
Best Buy Co., Inc.	23,394	1,239
Dick’s Sporting Goods, Inc.	43,370	1,353
Foot Locker, Inc.	30,095	1,601
Gap (The), Inc.	38,086	981
Home Depot (The), Inc.	4,025	692
Kohl’s Corp.	20,784	1,379
Lowe’s Cos., Inc.	11,205	1,035

		14,121

Semiconductors - 4.1%
Applied Materials, Inc.	21,041	689
Intel Corp.	81,383	3,819
KLA-Tencor Corp.	15,398	1,378
Lam Research Corp.	9,266	1,262
NVIDIA Corp.	652	87
Texas Instruments, Inc.	21,148	1,998

		9,233

Software - 6.2%
Citrix Systems, Inc.	16,010	1,640

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Software - 6.2% continued
Microsoft Corp.	94,282	$9,576
Oracle Corp.	59,325	2,679

		13,895

Specialty Finance - 2.2%
Capital One Financial Corp.	21,264	1,608
Mastercard, Inc., Class A	2,156	407
Navient Corp.	57,317	505
Total System Services, Inc.	18,431	1,498
Visa, Inc., Class A	7,612	1,004

		5,022

Technology Services - 2.9%
Accenture PLC, Class A	16,186	2,282
Cognizant Technology Solutions Corp., Class A	17,617	1,118
Dun & Bradstreet (The) Corp.	6,722	960
International Business Machines Corp.	18,211	2,070

		6,430

Telecom - 2.2%
AT&T, Inc.	29,656	846
Verizon Communications, Inc.	71,817	4,038

		4,884

Transportation & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	17,733	1,491
Landstar System, Inc.	6,197	593

		2,084

Transportation Equipment - 0.9%
Allison Transmission Holdings, Inc.	10,950	481
Cummins, Inc.	12,008	1,604

		2,085

Utilities - 3.7%
AES Corp.	111,067	1,606
Ameren Corp.	26,061	1,700
CenterPoint Energy, Inc.	612	17
Edison International	1,280	73
Entergy Corp.	218	19
Exelon Corp.	29,124	1,313
FirstEnergy Corp.	47,828	1,796
NRG Energy, Inc.	15,599	618
Public Service Enterprise Group, Inc.	20,704	1,077

		8,219

Total Common Stocks (Cost $197,743)		219,344

INVESTMENT COMPANIES - 2.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(1) (2)	4,798,656	4,799

Total Investment Companies (Cost $4,799)		4,799

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
2.11%, 1/10/19(3) (4)	$275	$274

Total Short-Term Investments (Cost $274)		274

Total Investments - 99.9% (Cost $202,816)		224,417

Other Assets less Liabilities - 0.1%		249

NET ASSETS – 100.0%		$224,666

(1)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2018 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	40	$5,010	Long	3/19	$100

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	10.1%
Consumer Discretionary	9.7
Consumer Staples	7.4
Energy	5.6
Financials	12.9
Health Care	15.8
Industrials	9.6
Information Technology	20.6
Materials	2.2
Real Estate	2.4
Utilities	3.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$219,344	$—	$—	$219,344
Investment Companies	4,799	—	—	4,799
Short-Term Investments	—	274	—	274

Total Investments	$224,143	$274	$—	$224,417

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$100	$—	$—	$100

(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$451	$16,920	$12,572	$15	$4,799	4,799

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%
Aerospace & Defense - 0.8%
Textron, Inc.	13,383	$615

Apparel & Textile Products - 0.4%
Michael Kors Holdings Ltd.*	8,615	327

Automotive - 0.8%
Gentex Corp.	29,906	604

Banking - 8.6%
Bank of America Corp.	57,319	1,412
Citigroup, Inc.	35,438	1,845
Fifth Third Bancorp	28,432	669
JPMorgan Chase & Co.	15,782	1,541
Popular, Inc.	9,314	440
Wells Fargo & Co.	21,091	972

		6,879

Biotechnology & Pharmaceuticals - 7.4%
Allergan PLC	1,743	233
Biogen, Inc.*	2,015	606
Johnson & Johnson	10,079	1,301
Merck & Co., Inc.	8,115	620
Mylan N.V.*	10,906	299
Pfizer, Inc.	65,811	2,872

		5,931

Chemicals - 2.4%
DowDuPont, Inc.	7,453	399
Huntsman Corp.	20,208	390
LyondellBasell Industries N.V., Class A	8,397	698
Univar, Inc.*	23,914	424

		1,911

Commercial Services - 1.4%
ManpowerGroup, Inc.	7,777	504
MDU Resources Group, Inc.	24,964	595

		1,099

Consumer Products - 3.2%
Archer-Daniels-Midland Co.	4,720	194
Flowers Foods, Inc.	11,874	219
Nu Skin Enterprises, Inc., Class A	8,581	526
Philip Morris International, Inc.	2,811	188
Procter & Gamble (The) Co.	15,364	1,412

		2,539

Electrical Equipment - 0.6%
Acuity Brands, Inc.	1,693	195
Eaton Corp. PLC	2,183	150
Johnson Controls International PLC	3,490	103

		448

Forest & Paper Products - 0.6%
Domtar Corp.	13,886	488

Gaming, Lodging & Restaurants - 0.7%
Hyatt Hotels Corp., Class A	8,785	594

Hardware - 2.1%
Cisco Systems, Inc.	37,861	1,640
Juniper Networks, Inc.	391	11

		1,651

Health Care Facilities & Services - 2.5%
Anthem, Inc.	226	59
Cardinal Health, Inc.	13,455	600
Cigna Corp.	2,828	537
CVS Health Corp.	2,169	142
McKesson Corp.	6,070	671

		2,009

Home & Office Products - 1.4%
PulteGroup, Inc.	23,715	616
Toll Brothers, Inc.	15,046	496

		1,112

Industrial Services - 0.7%
MSC Industrial Direct Co., Inc., Class A	7,648	588

Institutional Financial Services - 3.9%
Bank of New York Mellon (The) Corp.	18,660	879
Goldman Sachs Group (The), Inc.	7,501	1,253
Morgan Stanley	23,561	934

		3,066

Insurance - 5.6%
Allstate (The) Corp.	11,239	929
American International Group, Inc.	3,360	132
Assured Guaranty Ltd.	16,391	628
Athene Holding Ltd., Class A*	12,075	481
Berkshire Hathaway, Inc., Class B*	4,993	1,020
Loews Corp.	15,275	695
White Mountains Insurance Group Ltd.	686	588

		4,473

Iron & Steel - 1.6%
Nucor Corp.	10,998	570

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
Iron & Steel - 1.6% continued
Reliance Steel & Aluminum Co.	4,482	$319
Steel Dynamics, Inc.	12,765	383

		1,272

Machinery - 2.0%
AGCO Corp.	4,721	263
Oshkosh Corp.	7,450	457
Parker-Hannifin Corp.	4,633	691
Terex Corp.	5,628	155

		1,566

Media - 3.0%
Comcast Corp., Class A	18,726	638
DISH Network Corp., Class A*	5,847	146
John Wiley & Sons, Inc., Class A	12,271	576
News Corp., Class A	47,255	536
Viacom, Inc., Class B	19,646	505

		2,401

Medical Equipment & Devices - 4.8%
Abbott Laboratories	5,251	380
Agilent Technologies, Inc.	925	62
Baxter International, Inc.	9,488	625
Bruker Corp.	20,536	611
Danaher Corp.	3,437	355
Medtronic PLC	14,130	1,285
Thermo Fisher Scientific, Inc.	2,104	471

		3,789

Metals & Mining - 0.5%
Alcoa Corp.*	9,044	241
Freeport-McMoRan, Inc.	14,760	152

		393

Oil, Gas & Coal - 8.9%
Chevron Corp.	23,065	2,509
Devon Energy Corp.	2,350	53
Exxon Mobil Corp.	43,436	2,962
Helmerich & Payne, Inc.	599	29
HollyFrontier Corp.	7,109	363
PBF Energy, Inc., Class A	7,738	253
Schlumberger Ltd.	7,103	256
Valero Energy Corp.	8,765	657

		7,082

Real Estate - 0.2%
Jones Lang LaSalle, Inc.	1,339	169

Real Estate Investment Trusts - 5.3%
EPR Properties	9,199	589
Healthcare Trust of America, Inc., Class A	22,858	579
Host Hotels & Resorts, Inc.	38,283	638
Medical Properties Trust, Inc.	38,687	622
Park Hotels & Resorts, Inc.	21,521	559
Retail Properties of America, Inc., Class A	49,514	537
Senior Housing Properties Trust	11,891	139
Weingarten Realty Investors	22,295	553
Weyerhaeuser Co.	1,633	36

		4,252

Recreational Facilities & Services - 0.7%
Cinemark Holdings, Inc.	16,532	592

Retail - Consumer Staples - 3.8%
Kroger (The) Co.	13,470	370
Walgreens Boots Alliance, Inc.	9,378	641
Walmart, Inc.	21,697	2,021

		3,032

Retail - Discretionary - 2.8%
Dick’s Sporting Goods, Inc.	6,746	210
Foot Locker, Inc.	3,268	174
Kohl’s Corp.	9,232	612
Macy’s, Inc.	9,769	291
Tapestry, Inc.	8,111	274
Urban Outfitters, Inc.*	6,763	225
Williams-Sonoma, Inc.	8,047	406

		2,192

Semiconductors - 3.3%
Analog Devices, Inc.	1,099	94
Applied Materials, Inc.	735	24
Broadcom, Inc.	764	194
Intel Corp.	46,007	2,159
Lam Research Corp.	718	98
NXP Semiconductors N.V.	1,042	77

		2,646

Software - 2.5%
ANSYS, Inc.*	3,684	526
Cerner Corp.*	4,762	250
Oracle Corp.	27,598	1,246

		2,022

Specialty Finance - 3.6%
Ally Financial, Inc.	20,828	472

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
Specialty Finance - 3.6% continued
Capital One Financial Corp.	9,401	$711
Fidelity National Information Services, Inc.	7,565	776
Navient Corp.	39,090	344
Synchrony Financial	24,689	579

		2,882

Technology Services - 1.8%
Cognizant Technology Solutions Corp., Class A	7,463	474
CoreLogic, Inc.*	3,250	108
DXC Technology Co.	428	23
International Business Machines Corp.	7,466	849

		1,454

Telecom - 2.1%
AT&T, Inc.	11,329	323
Telephone & Data Systems, Inc.	6,539	213
T-Mobile U.S., Inc.*	10,078	641
Verizon Communications, Inc.	9,088	511

		1,688

Transportation Equipment - 0.9%
Cummins, Inc.	5,081	679

Utilities - 5.6%
Edison International	11,784	669
Exelon Corp.	31,361	1,414
OGE Energy Corp.	16,533	648
Pinnacle West Capital Corp.	4,866	415
SCANA Corp.	206	10
Southern (The) Co.	29,675	1,303

		4,459

Total Common Stocks (Cost $87,143)		76,904

INVESTMENT COMPANIES - 2.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(1) (2)	2,294,779	2,295

Total Investment Companies (Cost $2,295)		2,295

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
2.11%, 1/10/19(3) (4)	$150	$150

Total Short-Term Investments (Cost $150)		150

Total Investments - 99.6% (Cost $89,588)		79,349

Other Assets less Liabilities - 0.4%		297

NET ASSETS - 100.0%		$79,646

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2018 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	21	$2,630	Long	3/19	$58

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	DECEMBER 31, 2018 (UNAUDITED)

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	6.1%
Consumer Discretionary	6.3
Consumer Staples	7.2
Energy	9.2
Financials	21.5
Health Care	15.6
Industrials	6.3
Information Technology	10.8
Materials	4.7
Real Estate	5.7
Utilities	6.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$76,904	$—	$—	$76,904
Investment Companies	2,295	—	—	2,295
Short-Term Investments	—	150	—	150

Total Investments	$79,199	$150	$—	$79,349

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$58	$—	$—	$58

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$483	$10,275	$8,463	$14	$2,295	2,295

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%
Aerospace & Defense - 1.6%
AAR Corp.	8,491	$317
Aerojet Rocketdyne Holdings, Inc.*	12,707	448
Aerovironment, Inc.*	4,423	301
American Outdoor Brands Corp.*	7,467	96
Astronics Corp.*	6,819	208
Astronics Corp., Class B*	3,727	113
Axon Enterprise, Inc.*	13,398	586
Barnes Group, Inc.	11,094	595
Ducommun, Inc.*	2,887	105
Esterline Technologies Corp.*	7,426	902
Moog, Inc., Class A	7,678	595
MSA Safety, Inc.	6,359	599
Sturm Ruger & Co., Inc.	4,569	243
Wesco Aircraft Holdings, Inc.*	15,494	122
Woodward, Inc.	15,489	1,151

		6,381

Apparel & Textile Products - 0.9%
Crocs, Inc.*	18,631	484
Culp, Inc.	3,822	72
Deckers Outdoor Corp.*	5,372	687
Delta Apparel, Inc.*	8,175	141
Fossil Group, Inc.*	4,925	77
Movado Group, Inc.	3,311	105
Oxford Industries, Inc.	2,855	203
Steven Madden Ltd.	20,417	618
Superior Group of Cos., Inc.	7,190	127
Unifi, Inc.*	6,439	147
Weyco Group, Inc.	3,252	95
Wolverine World Wide, Inc.	24,997	797

		3,553

Asset Management - 0.7%
Altisource Asset Management Corp.*	3,118	93
Artisan Partners Asset Management, Inc., Class A	8,350	185
Ashford, Inc.*	180	9
Associated Capital Group, Inc., Class A	439	15
B. Riley Financial, Inc.	1,630	23
Blucora, Inc.*	9,386	250
Cohen & Steers, Inc.	5,598	192
Diamond Hill Investment Group, Inc.	984	147
FRP Holdings, Inc.*	1,478	68
GAMCO Investors, Inc., Class A	8,203	139
Kennedy-Wilson Holdings, Inc.	20,451	372
Pzena Investment Management, Inc., Class A	4,272	37
Safeguard Scientifics, Inc.*	2,668	23
Siebert Financial Corp.*	919	13
Stifel Financial Corp.	14,841	615
StoneCastle Financial Corp.	3,525	68
Virtus Investment Partners, Inc.	2,271	180
Waddell & Reed Financial, Inc., Class A	18,613	336
Westwood Holdings Group, Inc.	2,386	81
WisdomTree Investments, Inc.	21,644	144

		2,990

Automotive - 0.7%
Altra Industrial Motion Corp.	6,415	161
American Axle & Manufacturing Holdings, Inc.*	21,727	241
Cooper Tire & Rubber Co.	11,067	358
Cooper-Standard Holdings, Inc.*	3,348	208
Dana, Inc.	35,179	480
Gentherm, Inc.*	8,801	352
Horizon Global Corp.*	1,010	1
Methode Electronics, Inc.	7,229	168
Miller Industries, Inc.	8,243	223
Modine Manufacturing Co.*	2,473	27
Standard Motor Products, Inc.	6,794	329
Superior Industries International, Inc.	1,635	8
Tenneco, Inc., Class A	13,947	382
Unique Fabricating, Inc.	300	1

		2,939

Banking - 10.7%
1st Source Corp.	5,385	217
Access National Corp.	9,277	198
Allegiance Bancshares, Inc.*	700	23
American National Bankshares, Inc.	2,607	76
Ameris Bancorp	5,521	175
Ames National Corp.	2,506	64
Arrow Financial Corp.	7,928	254
Axos Financial, Inc.*	13,898	350
BancFirst Corp.	6,991	349
Banco Latinoamericano de Comercio Exterior S.A., Class E	8,011	139
Bancorp (The), Inc.*	800	6
BancorpSouth Bank	21,335	558
Bank of Hawaii Corp.	9,651	650
Bank of Marin Bancorp	7,645	315

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Banking - 10.7% continued
Bank of South Carolina Corp.	1,034	$19
BankFinancial Corp.	1,631	24
Bankwell Financial Group, Inc.	1,021	29
Banner Corp.	5,918	316
Bar Harbor Bankshares	4,180	94
BCB Bancorp, Inc.	508	5
Beneficial Bancorp, Inc.	18,515	265
Berkshire Bancorp, Inc.*	121	2
Berkshire Hills Bancorp, Inc.	8,975	242
Blue Hills Bancorp, Inc.	7,245	155
Boston Private Financial Holdings, Inc.	15,365	162
Bridge Bancorp, Inc.	3,722	95
Brookline Bancorp, Inc.	20,839	288
Bryn Mawr Bank Corp.	4,875	168
Burke & Herbert Bank & Trust Co.	20	59
C&F Financial Corp.	450	24
California First National Bancorp	1,539	22
Cambridge Bancorp	753	63
Camden National Corp.	3,900	140
Capital City Bank Group, Inc.	3,957	92
Capitol Federal Financial, Inc.	31,060	397
Capstar Financial Holdings, Inc.	7,615	112
Carolina Financial Corp.	2,437	72
Cathay General Bancorp	17,673	593
CenterState Bank Corp.	7,552	159
Central Pacific Financial Corp.	4,529	110
Century Bancorp, Inc., Class A	4,796	325
Chemical Financial Corp.	12,954	474
Citizens & Northern Corp.	752	20
Citizens First Corp.	100	2
City Holding Co.	5,614	379
Columbia Banking System, Inc.	13,213	480
Commercial National Financial Corp.	121	3
Community Bank System, Inc.	13,676	797
Community Trust Bancorp, Inc.	5,673	225
ConnectOne Bancorp, Inc.	4,985	92
Customers Bancorp, Inc.*	9,257	168
CVB Financial Corp.	23,366	473
Dime Community Bancshares, Inc.	7,161	122
DNB Financial Corp.	4,413	119
Eagle Bancorp, Inc.*	6,711	327
Eagle Financial Services, Inc.	100	3
Entegra Financial Corp.*	1,349	28
Enterprise Bancorp, Inc.	1,970	63
Enterprise Financial Services Corp.	2,530	95
ESSA Bancorp, Inc.	9,526	149
FCB Financial Holdings, Inc., Class A*	6,588	221
Fidelity Southern Corp.	1,625	42
Financial Institutions, Inc.	7,567	194
First Bancorp	7,718	252
First Bancorp, Inc.	2,951	78
First Bancshares (The), Inc.	1,605	49
First Busey Corp.	10,298	253
First Citizens BancShares, Inc., Class A	2,025	764
First Commonwealth Financial Corp.	19,618	237
First Community Bancshares, Inc.	4,545	143
First Defiance Financial Corp.	13,424	329
First Financial Bancorp	15,359	364
First Financial Bankshares, Inc.	18,343	1,058
First Financial Corp.	2,547	102
First Financial Northwest, Inc.	699	11
First Foundation, Inc.*	5,318	68
First Internet Bancorp	7,245	148
First Interstate BancSystem, Inc., Class A	6,688	245
First Merchants Corp.	8,555	293
First Mid-Illinois Bancshares, Inc.	37	1
First Midwest Bancorp, Inc.	17,140	340
First Northwest Bancorp	521	8
First of Long Island (The) Corp.	11,473	229
Flushing Financial Corp.	4,390	95
FNB Corp.	76,337	751
FS Bancorp, Inc.	116	5
Fulton Financial Corp.	39,007	604
German American Bancorp, Inc.	510	14
Glacier Bancorp, Inc.	16,631	659
Great Southern Bancorp, Inc.	5,128	236
Great Western Bancorp, Inc.	6,966	218
Guaranty Bancorp	849	18
Guaranty Federal Bancshares, Inc.	3,940	86
Hancock Whitney Corp.	17,171	595
Hanmi Financial Corp.	9,210	181
Hawthorn Bancshares, Inc.	1,114	23
Heartland Financial USA, Inc.	5,847	257
Heritage Financial Corp.	1,052	31
Hilltop Holdings, Inc.	16,619	296
Hingham Institution for Savings	65	13
Home Bancorp, Inc.	200	7
Home BancShares, Inc.	19,276	315

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Banking - 10.7% continued
Home Federal Bancorp, Inc.	2,674	$79
HomeStreet, Inc.*	4,244	90
HomeTrust Bancshares, Inc.	1,200	31
Hope Bancorp, Inc.	22,317	265
IBERIABANK Corp.	10,429	670
Independent Bank Corp.	7,568	532
Independent Bank Corp. (Frankfurt Exchange)	4,422	93
Independent Bank Group, Inc.	3,822	175
International Bancshares Corp.	8,989	309
Investors Bancorp, Inc.	89,485	931
Kearny Financial Corp.	28,629	367
Kentucky First Federal Bancorp	724	5
Lake Shore Bancorp, Inc.	300	4
Lakeland Bancorp, Inc.	7,536	112
Lakeland Financial Corp.	4,831	194
Landmark Bancorp, Inc.	5,717	131
LegacyTexas Financial Group, Inc.	16,825	540
Malvern Bancorp, Inc.* (1)	9	—
MB Financial, Inc.	16,885	669
Mercantile Bank Corp.	5,234	148
Meridian Bancorp, Inc.	14,667	210
Meta Financial Group, Inc.	11,384	221
Metropolitan Bank Holding Corp.*	200	6
Midland States Bancorp, Inc.	1,200	27
MidSouth Bancorp, Inc.	762	8
MidWestOne Financial Group, Inc.	564	14
MSB Financial Corp.	2,350	42
MutualFirst Financial, Inc.	737	20
NASB Financial, Inc.	4,183	175
National Bank Holdings Corp., Class A	7,840	242
National Bankshares, Inc.	1,725	63
National Commerce Corp.*	4,526	163
NBT Bancorp, Inc.	9,180	318
Nicolet Bankshares, Inc.*	200	10
Northeast Community Bancorp, Inc.	897	10
Northfield Bancorp, Inc.	14,687	199
Northrim BanCorp, Inc.	2,964	97
Northwest Bancshares, Inc.	16,025	271
NorthWest Indiana Bancorp	700	30
Norwood Financial Corp.	2,928	97
OceanFirst Financial Corp.	5,760	130
OFG Bancorp	6,922	114
Ohio Valley Banc Corp.	719	25
Old Line Bancshares, Inc.	2,856	75
Old National Bancorp	36,531	563
Old Second Bancorp, Inc.	10,430	136
Opus Bank	2,146	42
Oritani Financial Corp.	15,145	223
Pacific Premier Bancorp, Inc.*	8,463	216
Park National Corp.	2,088	177
Peapack Gladstone Financial Corp.	4,228	106
Penns Woods Bancorp, Inc.	100	4
Peoples Bancorp, Inc.	800	24
Peoples Financial Corp.	236	3
Peoples Financial Services Corp.	408	18
People’s Utah Bancorp	1,600	48
Preferred Bank	2,515	109
Premier Financial Bancorp, Inc.	2,418	36
Prosperity Bancshares, Inc.	15,418	961
Provident Bancorp, Inc.* (1)	9	—
Provident Financial Services, Inc.	14,403	348
Prudential Bancorp, Inc.	1,021	18
QCR Holdings, Inc.	7,021	225
RBB Bancorp	856	15
Renasant Corp.	8,844	267
Republic Bancorp, Inc., Class A	1,686	65
Republic First Bancorp, Inc.*	23,639	141
S&T Bancorp, Inc.	8,734	330
Sandy Spring Bancorp, Inc.	7,569	237
Seacoast Banking Corp. of Florida*	858	22
ServisFirst Bancshares, Inc.	9,959	317
Severn Bancorp, Inc.	1,292	10
Shore Bancshares, Inc.	691	10
SI Financial Group, Inc.	797	10
Sierra Bancorp	800	19
Simmons First National Corp., Class A	13,930	336
South State Corp.	6,090	365
Southern BancShares NC, Inc.	5	17
Southern National Bancorp of Virginia, Inc.	669	9
Southside Bancshares, Inc.	7,268	231
Standard AVB Financial Corp.	900	27
State Bank Financial Corp.	12,768	276
Stock Yards Bancorp, Inc.	8,270	271
TCF Financial Corp.	36,201	706
Texas Capital Bancshares, Inc.*	5,752	294
Tompkins Financial Corp.	4,107	308

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Banking - 10.7% continued
Towne Bank	10,296	$247
TriCo Bancshares	2,913	98
TrustCo Bank Corp. NY	8,948	61
Trustmark Corp.	14,822	421
UMB Financial Corp.	10,489	640
Umpqua Holdings Corp.	48,702	774
Union Bankshares Corp.	9,406	266
United Bancorp, Inc.	498	6
United Bankshares, Inc.	21,720	676
United Community Banks, Inc.	11,786	253
United Financial Bancorp, Inc.	6,063	89
Univest Corp. of Pennsylvania	2,873	62
Valley National Bancorp	59,678	530
Virginia National Bankshares Corp.	100	3
Washington Federal, Inc.	20,927	559
Washington Trust Bancorp, Inc.	3,288	156
Waterstone Financial, Inc.	3,634	61
Wellesley Bank	282	8
WesBanco, Inc.	12,166	446
West Bancorporation, Inc.	2,808	54
Westamerica Bancorporation	5,646	314
Western New England Bancorp, Inc.	3,892	39
Wintrust Financial Corp.	6,018	400
WSFS Financial Corp.	10,578	401

		43,274

Biotechnology & Pharmaceuticals - 5.6%
Abeona Therapeutics, Inc.*	14,183	101
ACADIA Pharmaceuticals, Inc.*	19,817	320
Acer Therapeutics, Inc.*	2,960	60
Aclaris Therapeutics, Inc.*	5,518	41
Acorda Therapeutics, Inc.*	16,910	263
Adamas Pharmaceuticals, Inc.*	7,049	60
Adamis Pharmaceuticals Corp.*	30,652	69
Adverum Biotechnologies, Inc.*	262	1
Aerie Pharmaceuticals, Inc.*	9,358	338
Akebia Therapeutics, Inc.*	9,845	54
Akorn, Inc.*	7,680	26
Albireo Pharma, Inc.*	2,729	67
Aldeyra Therapeutics, Inc.*	8,195	68
AMAG Pharmaceuticals, Inc.*	18,269	277
Amicus Therapeutics, Inc.*	38,197	366
Amneal Pharmaceuticals, Inc.*	19,013	257
Amphastar Pharmaceuticals, Inc.*	12,676	252
ANI Pharmaceuticals, Inc.*	2,915	131
Anika Therapeutics, Inc.*	5,682	191
Anixa Biosciences, Inc.*	3,567	14
Apellis Pharmaceuticals, Inc.*	990	13
Aptevo Therapeutics, Inc.*	4,108	5
Aratana Therapeutics, Inc.*	395	2
Arena Pharmaceuticals, Inc.*	457	18
Array BioPharma, Inc.*	16,193	231
Assembly Biosciences, Inc.*	6,943	157
Assertio Therapeutics, Inc.*	10,430	38
Atara Biotherapeutics, Inc.*	5,376	187
Athenex, Inc.*	6,205	79
Beyondspring, Inc.*	633	11
BioCryst Pharmaceuticals, Inc.*	5,685	46
BioDelivery Sciences International, Inc.*	2,711	10
BioSpecifics Technologies Corp.*	4,276	259
Cambrex Corp.*	17,501	661
Cara Therapeutics, Inc.*	10,347	134
Champions Oncology, Inc.*	1,729	13
ChemoCentryx, Inc.*	6,615	72
Chiasma, Inc.*	281	1
China Biologic Products Holdings, Inc.*	6,796	516
Cidara Therapeutics, Inc.*	9,007	21
Clovis Oncology, Inc.*	13,095	235
Coherus Biosciences, Inc.*	5,689	51
Collegium Pharmaceutical, Inc.*	8,310	143
Concert Pharmaceuticals, Inc.*	14,489	182
Corcept Therapeutics, Inc.*	19,673	263
Cumberland Pharmaceuticals, Inc.*	232	1
Cymabay Therapeutics, Inc.*	8,864	70
Cytokinetics, Inc.*	18,613	118
Deciphera Pharmaceuticals, Inc.*	2,856	60
Dermira, Inc.*	6,401	46
Dicerna Pharmaceuticals, Inc.*	6,594	70
Dova Pharmaceuticals, Inc.*	8,100	61
Dynavax Technologies Corp.*	7,091	65
Eagle Pharmaceuticals, Inc.*	3,795	153
Eiger BioPharmaceuticals, Inc.*	10,543	107
Eloxx Pharmaceuticals, Inc.*	3,440	41
Emergent BioSolutions, Inc.*	9,866	585
Enanta Pharmaceuticals, Inc.*	7,144	506
Endo International PLC*	45,207	330
Epizyme, Inc.*	2,533	16
Fate Therapeutics, Inc.*	10,735	138

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Biotechnology & Pharmaceuticals - 5.6%continued
Five Prime Therapeutics, Inc.*	4,682	$44
Flexion Therapeutics, Inc.*	14,793	167
Galmed Pharmaceuticals Ltd.*	4,000	27
Geron Corp.*	1,382	1
GlycoMimetics, Inc.*	5,016	47
Halozyme Therapeutics, Inc.*	25,115	367
Heron Therapeutics, Inc.*	1,237	32
Heska Corp.*	5,073	437
Homology Medicines, Inc.*	1,200	27
Horizon Pharma PLC*	36,934	722
ImmuCell Corp.*	2,554	17
ImmunoGen, Inc.*	1,007	5
Immunomedics, Inc.*	17,096	244
InflaRx N.V.*	2,432	88
Innoviva, Inc.*	19,721	344
Intersect ENT, Inc.*	11,842	334
Intra-Cellular Therapies, Inc.*	619	7
Iovance Biotherapeutics, Inc.*	2,964	26
KalVista Pharmaceuticals, Inc.*	1,880	37
Karyopharm Therapeutics, Inc.*	6,300	59
KemPharm, Inc.* (1)	87	—
Kindred Biosciences, Inc.*	3,179	35
Krystal Biotech, Inc.*	700	15
Kura Oncology, Inc.*	8,175	115
La Jolla Pharmaceutical Co.*	11,670	110
Lannett Co., Inc.*	3,455	17
Lexicon Pharmaceuticals, Inc.*	7,303	48
Ligand Pharmaceuticals, Inc.*	9,452	1,283
Loxo Oncology, Inc.*	7,245	1,015
MacroGenics, Inc.*	13,946	177
Mallinckrodt PLC*	16,645	263
MediciNova, Inc.*	3,044	25
Mirati Therapeutics, Inc.*	262	11
Momenta Pharmaceuticals, Inc.*	11,256	124
Natural Alternatives International, Inc.*	729	7
Nature’s Sunshine Products, Inc.*	6,744	55
Neurotrope, Inc.*	2,976	11
Ocular Therapeutix, Inc.*	395	2
Odonate Therapeutics, Inc.*	1,674	24
Omeros Corp.*	15,650	174
Opiant Pharmaceuticals, Inc.*	7,682	111
Optinose, Inc.*	4,761	30
Oramed Pharmaceuticals, Inc.*	9,005	27
Osiris Therapeutics, Inc.*	7,473	101
Pacira Pharmaceuticals, Inc.*	8,016	345
Paratek Pharmaceuticals, Inc.*	7,357	38
PDL BioPharma, Inc.*	1,642	5
Phibro Animal Health Corp., Class A	9,558	307
PolarityTE, Inc.*	6,435	87
Prestige Consumer Healthcare, Inc.*	12,323	381
Progenics Pharmaceuticals, Inc.*	2,200	9
ProPhase Labs, Inc.	14,755	47
ProQR Therapeutics N.V.*	154	2
Prothena Corp. PLC*	6,500	67
PTC Therapeutics, Inc.*	10,600	364
Recro Pharma, Inc.*	13,737	98
REGENXBIO, Inc.*	5,811	244
Retrophin, Inc.*	7,229	164
Revance Therapeutics, Inc.*	11,371	229
Rhythm Pharmaceuticals, Inc.*	3,152	85
Rocket Pharmaceuticals, Inc.*	4,382	65
Sangamo Therapeutics, Inc.*	20,577	236
Savara, Inc.*	5,439	41
Sinovac Biotech Ltd.*	1,587	11
Solid Biosciences, Inc.*	2,600	70
Spark Therapeutics, Inc.*	2,216	87
Spring Bank Pharmaceuticals, Inc.*	885	9
Stemline Therapeutics, Inc.*	8,546	81
Supernus Pharmaceuticals, Inc.*	8,281	275
TESARO, Inc.*	7,900	587
TG Therapeutics, Inc.*	1,009	4
TherapeuticsMD, Inc.*	7,774	30
Theravance Biopharma, Inc.*	5,743	147
uniQure N.V.*	3,250	94
UroGen Pharma Ltd.*	900	39
USANA Health Sciences, Inc.*	6,420	756
Vanda Pharmaceuticals, Inc.*	17,103	447
Verastem, Inc.*	12,800	43
Viking Therapeutics, Inc.*	4,314	33
Voyager Therapeutics, Inc.*	8,696	82
vTv Therapeutics, Inc., Class A*	9,587	25
WaVe Life Sciences Ltd.*	5,334	224
Xencor, Inc.*	8,765	317
Xenon Pharmaceuticals, Inc.*	5,149	32
Zafgen, Inc.*	7,018	35
Zogenix, Inc.*	18,125	661
Zynerba Pharmaceuticals, Inc.*	21,790	65

		22,451

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Chemicals - 2.2%
American Vanguard Corp.	3,961	$60
Balchem Corp.	7,718	605
Calyxt, Inc.*	2,400	25
Codexis, Inc.*	7,091	118
Ferro Corp.*	15,101	237
GCP Applied Technologies, Inc.*	15,069	370
H.B. Fuller Co.	12,724	543
Hawkins, Inc.	5,427	222
Haynes International, Inc.	5,817	154
Ingevity Corp.*	8,963	750
Innophos Holdings, Inc.	6,044	148
Innospec, Inc.	5,776	357
Koppers Holdings, Inc.*	10,939	186
Kraton Corp.*	8,237	180
Kronos Worldwide, Inc.	700	8
Landec Corp.*	2,960	35
LSB Industries, Inc.* (1)	19	—
Lydall, Inc.*	2,858	58
Materion Corp.	8,079	363
Minerals Technologies, Inc.	7,226	371
Oil-Dri Corp. of America	3,116	83
OMNOVA Solutions, Inc.*	1,708	13
Platform Specialty Products Corp.*	33,303	344
Quaker Chemical Corp.	4,176	742
Rogers Corp.*	3,331	330
Sensient Technologies Corp.	11,856	662
Stepan Co.	4,069	301
Synalloy Corp.	100	2
Trinseo S.A.	8,025	367
WD-40 Co.	5,745	1,053

		8,687

Commercial Services - 3.1%
ABM Industries, Inc.	14,005	450
AMN Healthcare Services, Inc.*	10,908	618
ARC Document Solutions, Inc.*	259	1
ASGN, Inc.*	12,994	708
Barrett Business Services, Inc.	3,752	215
Brady Corp., Class A	12,019	522
Brink’s (The) Co.	13,324	861
CBIZ, Inc.*	18,936	373
Cimpress N.V.*	7,532	779
Collectors Universe, Inc.	9,523	108
Computer Task Group, Inc.*	1,225	5
CorVel Corp.*	6,868	424
CRA International, Inc.	9,180	391
Cross Country Healthcare, Inc.*	13,827	101
Deluxe Corp.	12,614	485
Ennis, Inc.	4,764	92
Franklin Covey Co.*	957	21
FTI Consulting, Inc.*	10,519	701
GP Strategies Corp.*	6,031	76
Hackett Group (The), Inc.	9,999	160
Healthcare Services Group, Inc.	17,884	719
HMS Holdings Corp.*	19,545	550
Huron Consulting Group, Inc.*	4,872	250
Innodata, Inc.* (1)	100	—
Kelly Services, Inc., Class A	4,936	101
Kforce, Inc.	11,772	364
Korn/Ferry International	12,726	503
National Research Corp.	6,885	263
Navigant Consulting, Inc.	13,589	327
NV5 Global, Inc.*	3,923	238
Quad/Graphics, Inc.	4,906	60
R.R. Donnelley & Sons Co.(1)	1	—
Resources Connection, Inc.	7,850	111
Sotheby’s*	13,453	535
SP Plus Corp.*	4,508	133
TriNet Group, Inc.*	4,529	190
TrueBlue, Inc.*	9,909	221
UniFirst Corp.	3,816	546
Vectrus, Inc.*	7,245	156
Viad Corp.	4,541	227
Where Food Comes From, Inc.*	1,100	2

		12,587

Construction Materials - 0.9%
Advanced Drainage Systems, Inc.	8,451	205
Apogee Enterprises, Inc.	6,963	208
Boise Cascade Co.	10,060	240
Continental Building Products, Inc.*	4,830	123
Louisiana-Pacific Corp.	35,956	799
Simpson Manufacturing Co., Inc.	10,677	578
Summit Materials, Inc., Class A*	16,098	199
Tecnoglass, Inc.	124	1
Trex Co., Inc.*	13,926	827
United States Lime & Minerals, Inc.	3,915	278
Universal Forest Products, Inc.	9,044	235
US Concrete, Inc.*	3,219	113

		3,806

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Consumer Products - 2.2%
Adecoagro S.A.*	23,327	$162
Alico, Inc.	984	29
B&G Foods, Inc.	12,126	351
Boston Beer (The) Co., Inc., Class A*	1,772	427
Bridgford Foods Corp.*	366	7
Cal-Maine Foods, Inc.	5,751	243
Central Garden & Pet Co.*	200	7
Central Garden & Pet Co., Class A*	3,942	123
Coca-Cola Bottling Co. Consolidated	1,557	276
Craft Brew Alliance, Inc.*	7,053	101
Darling Ingredients, Inc.*	26,211	504
Farmer Brothers Co.*	6,553	153
Fresh Del Monte Produce, Inc.	6,438	182
Helen of Troy Ltd.*	6,869	901
Inter Parfums, Inc.	4,845	318
J&J Snack Foods Corp.	4,034	583
John B. Sanfilippo & Son, Inc.	2,315	129
Lancaster Colony Corp.	3,856	682
Nathan’s Famous, Inc.	1,509	100
National Beverage Corp.	15,137	1,086
Nomad Foods Ltd.*	36,540	611
Quanex Building Products Corp.	9,526	129
Revlon, Inc., Class A*	496	13
Rosetta Stone, Inc.*	9,056	149
Sanderson Farms, Inc.	5,715	567
Seneca Foods Corp., Class A*	302	9
Spectrum Brands Holdings, Inc.	2,577	109
Tejon Ranch Co.*	2,898	48
Tootsie Roll Industries, Inc.	12,049	402
United-Guardian, Inc.	502	9
Universal Corp.	3,577	194
Vector Group Ltd.	19,073	186

		8,790

Consumer Services - 1.2%
2U, Inc.*	2,316	115
Aaron’s, Inc.	15,787	664
Adtalem Global Education, Inc.*	15,470	732
American Public Education, Inc.*	5,343	152
Bridgepoint Education, Inc.*	399	3
Career Education Corp.*	13,001	149
Chegg, Inc.*	20,880	593
Graham Holdings Co., Class B	591	379
K12, Inc.*	8,522	211
Matthews International Corp., Class A	8,274	336
Medifast, Inc.	496	62
Nutrisystem, Inc.	9,501	417
Regis Corp.*	8,993	152
Rent-A-Center, Inc.*	551	9
Strategic Education, Inc.	6,556	744

		4,718

Containers & Packaging - 0.2%
Greif, Inc., Class A	7,649	284
Multi-Color Corp.	3,096	109
Myers Industries, Inc.	3,537	53
Tredegar Corp.	12,710	202
UFP Technologies, Inc.*	4,932	148

		796

Design, Manufacturing & Distribution - 0.8%
Benchmark Electronics, Inc.	11,374	241
Digimarc Corp.*	3,767	54
Fabrinet*	8,149	418
Plexus Corp.*	7,601	388
Sanmina Corp.*	18,069	435
Sparton Corp.*	823	15
SYNNEX Corp.	9,488	767
Tech Data Corp.*	8,442	691

		3,009

Distributors - Consumer Staples - 0.3%
Andersons (The), Inc.	4,269	128
Calavo Growers, Inc.	3,728	272
Core-Mark Holding Co., Inc.	6,894	160
Performance Food Group Co.*	13,986	452
United Natural Foods, Inc.*	6,167	65

		1,077

Distributors - Discretionary - 0.7%
Dorman Products, Inc.*	9,286	836
ePlus, Inc.*	7,793	555
Essendant, Inc.	600	8
G-III Apparel Group Ltd.*	8,149	227
Insight Enterprises, Inc.*	10,934	446
PC Connection, Inc.	8,236	245
PCM, Inc.*	977	17
ScanSource, Inc.*	7,561	260
Veritiv Corp.*	2,815	70
Wayside Technology Group, Inc.	6,040	60

		2,724

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Electrical Equipment - 1.7%
AAON, Inc.	22,440	$787
Advanced Energy Industries, Inc.*	9,170	394
Alarm.com Holdings, Inc.*	6,392	332
Argan, Inc.	4,067	154
Badger Meter, Inc.	9,579	471
Bel Fuse, Inc., Class B	10,268	189
Belden, Inc.	9,542	399
Chase Corp.	465	46
CompX International, Inc.(1)	1	—
CyberOptics Corp.*	2,246	40
Espey Manufacturing & Electronics Corp.	6,877	171
FARO Technologies, Inc.*	4,564	185
Generac Holdings, Inc.*	17,314	860
Houston Wire & Cable Co.*	139	1
IntriCon Corp.*	2,659	70
Itron, Inc.*	10,394	492
Kimball Electronics, Inc.*	2,602	40
LSI Industries, Inc.	447	1
Mesa Laboratories, Inc.	1,691	352
NL Industries, Inc.*	1,244	4
Novanta, Inc.*	12,675	799
OSI Systems, Inc.*	6,559	481
Powell Industries, Inc.	5,500	138
Preformed Line Products Co.	1,973	107
Stoneridge, Inc.*	987	24
Transcat, Inc.*	83	2
Watts Water Technologies, Inc., Class A	7,086	457

		6,996

Engineering & Construction Services - 1.4%
Aegion Corp.*	13,796	225
Comfort Systems USA, Inc.	6,871	300
Dycom Industries, Inc.*	8,540	462
EMCOR Group, Inc.	15,722	938
Exponent, Inc.	27,867	1,413
Granite Construction, Inc.	9,932	400
Great Lakes Dredge & Dock Corp.*	3,940	26
IES Holdings, Inc.*	1,354	21
Installed Building Products, Inc.*	6,338	214
Kratos Defense & Security Solutions, Inc.*	382	5
MasTec, Inc.*	16,574	672
Mistras Group, Inc.*	5,133	74
MYR Group, Inc.*	6,801	192
Primoris Services Corp.	7,144	137
TopBuild Corp.*	9,358	421
Tutor Perini Corp.*	9,358	149
VSE Corp.	3,061	92

		5,741

Forest & Paper Products - 0.3%
Domtar Corp.	11,797	414
Mercer International, Inc.	9,257	97
Neenah, Inc.	6,295	371
P.H. Glatfelter Co.	9,037	88
Resolute Forest Products, Inc.	21,213	168
Schweitzer-Mauduit International, Inc.	9,216	231

		1,369

Gaming, Lodging & Restaurants - 2.6%
Arcos Dorados Holdings, Inc., Class A	17,410	137
Belmond Ltd., Class A*	23,679	593
Biglari Holdings, Inc., Class A*	51	30
Biglari Holdings, Inc., Class B*	509	58
BJ’s Restaurants, Inc.	5,280	267
Bloomin’ Brands, Inc.	28,373	508
Bojangles’, Inc.*	9,558	154
Boyd Gaming Corp.	19,425	404
Carrols Restaurant Group, Inc.*	10,201	100
Cheesecake Factory (The), Inc.	11,948	520
Churchill Downs, Inc.	3,173	774
Chuy’s Holdings, Inc.*	5,435	96
Cracker Barrel Old Country Store, Inc.	4,589	734
Dave & Buster’s Entertainment, Inc.	5,938	265
Denny’s Corp.*	22,318	362
Dine Brands Global, Inc.	2,207	149
El Pollo Loco Holdings, Inc.* (1)	15	—
Eldorado Resorts, Inc.*	7,922	287
Famous Dave’s of America, Inc.*	174	1
Fiesta Restaurant Group, Inc.*	5,741	89
Flanigan’s Enterprises, Inc.	3,106	79
Golden Entertainment, Inc.*	1,531	24
Jack in the Box, Inc.	13,554	1,052
Marriott Vacations Worldwide Corp.	6,782	478
Monarch Casino & Resort, Inc.*	921	35
Papa John’s International, Inc.	12,821	510
Penn National Gaming, Inc.*	15,534	292
Red Lion Hotels Corp.*	1,115	9
Red Robin Gourmet Burgers, Inc.*	5,938	159

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Gaming, Lodging & Restaurants - 2.6% continued
Red Rock Resorts, Inc., Class A	13,690	$278
Ruth’s Hospitality Group, Inc.	9,197	209
Scientific Games Corp.*	8,448	151
Shake Shack, Inc., Class A*	4,871	221
St. Joe (The) Co.*	12,607	166
Texas Roadhouse, Inc.	16,970	1,013
Wingstop, Inc.	5,712	367

		10,571

Hardware - 2.3%
3D Systems Corp.*	19,068	194
Acacia Communications, Inc.*	5,504	209
ADTRAN, Inc.	9,267	100
Ambarella, Inc.*	6,947	243
AstroNova, Inc.	4,127	77
AVX Corp.	10,562	161
Aware, Inc.*	683	2
BK Technologies, Inc.	1,835	7
CalAmp Corp.*	8,350	109
Ciena Corp.*	28,377	962
Clearfield, Inc.*	4,595	46
Communications Systems, Inc.(1)	100	—
Comtech Telecommunications Corp.	3,291	80
Cray, Inc.*	3,942	85
Cubic Corp.	6,551	352
Daktronics, Inc.	10,072	75
Electronics For Imaging, Inc.*	9,498	236
Extreme Networks, Inc.*	5,437	33
Finisar Corp.*	23,922	517
Fitbit, Inc., Class A*	33,203	165
Harmonic, Inc.*	551	3
Infinera Corp.*	10,805	43
InterDigital, Inc.	8,333	554
Knowles Corp.*	20,023	266
Kopin Corp.*	6,955	7
KVH Industries, Inc.*	6,122	63
Lumentum Holdings, Inc.*	10,765	452
Mercury Systems, Inc.*	8,552	404
NETGEAR, Inc.*	7,411	386
NetScout Systems, Inc.*	21,204	501
PAR Technology Corp.*	3,573	78
PC-Tel, Inc.*	1,266	5
pdvWireless, Inc.*	4,832	181
Plantronics, Inc.	6,938	230
Radware Ltd.*	7,517	171
Ribbon Communications, Inc.*	478	2
Sierra Wireless, Inc.*	124	2
Stratasys Ltd.*	5,471	99
Super Micro Computer, Inc.*	4,658	64
TESSCO Technologies, Inc.	3,426	41
TransAct Technologies, Inc.	376	3
TTM Technologies, Inc.*	14,955	145
Universal Electronics, Inc.*	3,697	93
UTStarcom Holdings Corp.* (1)	1	—
ViaSat, Inc.*	9,871	582
Viavi Solutions, Inc.*	53,730	540
Vishay Precision Group, Inc.*	6,919	209
Vocera Communications, Inc.*	14,894	586
VOXX International Corp.*	1,469	6

		9,369

Health Care Facilities & Services - 2.5%
Addus HomeCare Corp.*	5,941	403
Amedisys, Inc.*	9,592	1,123
American Renal Associates Holdings, Inc.*	9,652	111
Apollo Medical Holdings, Inc.*	1,869	37
BioScrip, Inc.*	399	1
Brookdale Senior Living, Inc.*	37,722	253
Capital Senior Living Corp.*	1,365	9
Cellular Biomedicine Group, Inc.*	6,912	122
Civitas Solutions, Inc.*	19,499	341
Cryo-Cell International, Inc.*	750	6
Diplomat Pharmacy, Inc.*	9,554	129
Ensign Group (The), Inc.	12,973	503
Evolus, Inc.*	5,000	60
Global Cord Blood Corp.	5,842	38
Hanger, Inc.*	1,181	22
HealthEquity, Inc.*	10,961	654
Independence Holding Co.	2,585	91
Invitae Corp.*	6,106	68
Joint (The) Corp.*	400	3
LHC Group, Inc.*	7,179	674
Magellan Health, Inc.*	6,607	376
MedCath Corp.* (2)	7,953	—
Medpace Holdings, Inc.*	2,068	109
Natera, Inc.*	4,300	60
National HealthCare Corp.	3,189	250
NeoGenomics, Inc.*	22,641	286
Patterson Cos., Inc.	16,546	325

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Health Care Facilities & Services - 2.5% continued
Premier, Inc., Class A*	10,637	$397
Providence Service (The) Corp.*	4,945	297
Psychemedics Corp.	7,879	125
RadNet, Inc.*	6,255	64
Select Medical Holdings Corp.*	24,344	374
Syneos Health, Inc.*	9,430	371
Teladoc Health, Inc.*	12,475	618
Tenet Healthcare Corp.*	16,842	289
Tivity Health, Inc.*	13,926	346
Triple-S Management Corp., Class B*	18,223	317
U.S. Physical Therapy, Inc.	6,100	624

		9,876

Home & Office Products - 1.6%
ACCO Brands Corp.	27,660	188
American Woodmark Corp.*	3,597	200
Beazer Homes USA, Inc.*	277	3
Cavco Industries, Inc.*	2,652	346
Century Communities, Inc.*	9,558	165
CSS Industries, Inc.	5,259	47
Flexsteel Industries, Inc.	4,672	103
Griffon Corp.	6,795	71
Hamilton Beach Brands Holding Co., Class A	2,844	67
Herman Miller, Inc.	14,816	448
HNI Corp.	11,045	391
Hooker Furniture Corp.	4,980	131
Hovnanian Enterprises, Inc., Class A* (1)	100	—
Interface, Inc.	16,613	237
iRobot Corp.*	7,206	603
KB Home	20,866	399
Kewaunee Scientific Corp.	42	1
Kimball International, Inc., Class B	3,571	51
Knoll, Inc.	12,288	203
LGI Homes, Inc.*	3,521	159
Lifetime Brands, Inc.	5,479	55
M/I Homes, Inc.*	5,108	107
Masonite International Corp.*	7,546	338
MDC Holdings, Inc.	12,873	362
Meritage Homes Corp.*	9,615	353
Nobility Homes, Inc.	876	17
Patrick Industries, Inc.*	7,245	215
PGT Innovations, Inc.*	1,012	16
Steelcase, Inc., Class A	17,094	254
Taylor Morrison Home Corp., Class A*	22,000	350
Tempur Sealy International, Inc.*	9,160	379
TRI Pointe Group, Inc.*	24,651	269
Virco Manufacturing Corp.	1,676	7
William Lyon Homes, Class A*	8,552	91

		6,626

Industrial Services - 0.4%
Applied Industrial Technologies, Inc.	10,203	550
CAI International, Inc.*	2,208	51
DXP Enterprises, Inc.*	1,870	52
H&E Equipment Services, Inc.	6,358	130
Kaman Corp.	6,874	386
Systemax, Inc.	6,757	161
Team, Inc.*	483	7
Textainer Group Holdings Ltd.* (1)	17	—
Titan Machinery, Inc.*	800	11
Triton International Ltd.	10,165	316
WESCO International, Inc.*	1,509	73

		1,737

Institutional Financial Services - 0.5%
Arlington Asset Investment Corp., Class A(1)	10	—
Cowen, Inc.*	2,247	30
Evercore, Inc., Class A	7,534	539
INTL. FCStone, Inc.*	4,070	149
Investment Technology Group, Inc.	9,431	285
Moelis & Co., Class A	7,241	249
Piper Jaffray Cos.	5,094	335
PJT Partners, Inc., Class A	4,526	176
Virtu Financial, Inc., Class A	4,531	117

		1,880

Insurance - 3.1%
Ambac Financial Group, Inc.*	8,665	149
American Equity Investment Life Holding Co.	18,028	504
AMERISAFE, Inc.	3,474	197
Argo Group International Holdings Ltd.	9,739	655
Aspen Insurance Holdings Ltd.	2,025	85
Atlantic American Corp.	6,901	17
Citizens, Inc.*	5,903	44
CNO Financial Group, Inc.	65,117	969
Crawford & Co., Class B	15,125	136
Donegal Group, Inc., Class A	1,573	22
eHealth, Inc.*	5,645	217

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Insurance - 3.1% continued
EMC Insurance Group, Inc.	8,174	$260
Employers Holdings, Inc.	6,278	264
Enstar Group Ltd.*	2,023	339
FBL Financial Group, Inc., Class A	4,450	292
GAINSCO, Inc.	714	18
Genworth Financial, Inc., Class A*	116,566	543
Global Indemnity Ltd.	1,701	62
Greenlight Capital Re Ltd., Class A*	6,196	53
Hallmark Financial Services, Inc.*	10,454	112
HCI Group, Inc.	1,280	65
Health Insurance Innovations, Inc., Class A*	3,152	84
Heritage Insurance Holdings, Inc.	5,515	81
Horace Mann Educators Corp.	7,569	284
James River Group Holdings Ltd.	3,018	110
Kansas City Life Insurance Co.	1,994	74
Kemper Corp.	12,398	823
Maiden Holdings Ltd.(1)	84	—
MBIA, Inc.*	33,002	294
Mercury General Corp.	3,017	156
National General Holdings Corp.	10,867	263
National Western Life Group, Inc., Class A	1,021	307
Navigators Group (The), Inc.	5,604	389
Primerica, Inc.	10,720	1,047
Protective Insurance Corp., Class B	3,223	54
Radian Group, Inc.	39,978	654
RLI Corp.	11,161	770
Safety Insurance Group, Inc.	4,206	344
Selective Insurance Group, Inc.	12,676	773
State Auto Financial Corp.	4,830	164
Third Point Reinsurance Ltd.*	21,028	203
Unico American Corp.*	114	1
United Fire Group, Inc.	4,655	258
United Insurance Holdings Corp.	4,728	79
Universal Insurance Holdings, Inc.	8,182	310

		12,525

Iron & Steel - 0.8%
AK Steel Holding Corp.*	42,610	96
Allegheny Technologies, Inc.*	27,667	602
Carpenter Technology Corp.	11,871	423
Cleveland-Cliffs, Inc.	45,576	350
Commercial Metals Co.	29,232	468
Northwest Pipe Co.*	14,497	338
Olympic Steel, Inc.	772	11
Ryerson Holding Corp.*	551	4
Shiloh Industries, Inc.*	11,783	69
TimkenSteel Corp.*	4,705	41
Universal Stainless & Alloy Products, Inc.*	1,335	22
Worthington Industries, Inc.	18,268	636

		3,060

Leisure Products - 0.5%
Callaway Golf Co.	21,062	322
Fox Factory Holding Corp.*	7,091	418
Johnson Outdoors, Inc., Class A	7,833	460
LCI Industries	8,401	561
Malibu Boats, Inc., Class A*	1,839	64
Marine Products Corp.	2,325	39
Nautilus, Inc.*	6,673	73
Winnebago Industries, Inc.	10,749	260

		2,197

Machinery - 2.1%
Actuant Corp., Class A	14,159	297
Alamo Group, Inc.	2,851	220
Albany International Corp., Class A	7,043	440
Astec Industries, Inc.	5,005	151
Briggs & Stratton Corp.	11,366	149
CIRCOR International, Inc.*	4,527	96
Columbus McKinnon Corp.	12,302	371
CSW Industrials, Inc.*	3,219	156
CVD Equipment Corp.* (1)	135	—
Douglas Dynamics, Inc.	4,526	162
Federal Signal Corp.	12,978	258
Franklin Electric Co., Inc.	11,990	514
Gorman-Rupp (The) Co.	10,701	347
Graham Corp.	2,430	56
Hillenbrand, Inc.	15,810	600
Hollysys Automation Technologies Ltd.	13,541	237
Hurco Cos., Inc.	1,122	40
Hyster-Yale Materials Handling, Inc.	2,385	148
John Bean Technologies Corp.	7,285	523
Kadant, Inc.	3,017	246
Kennametal, Inc.	19,821	660
Lindsay Corp.	2,457	237
Manitowoc (The) Co., Inc.*	9,306	137
Milacron Holdings Corp.*	13,789	164
MTS Systems Corp.	4,323	173

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Machinery - 2.1% continued
Mueller Water Products, Inc., Class A	40,268	$366
Rexnord Corp.*	25,530	586
Standex International Corp.	6,176	415
Sun Hydraulics Corp.	7,417	246
Taylor Devices, Inc.*	1,545	19
Tennant Co.	4,803	250
Titan International, Inc.	1,005	5
Twin Disc, Inc.*	659	10

		8,279

Manufactured Goods - 1.1%
AZZ, Inc.	5,093	205
Chart Industries, Inc.*	10,456	680
Core Molding Technologies, Inc.	85	1
Eastern (The) Co.	3,490	84
EnPro Industries, Inc.	3,992	240
Gibraltar Industries, Inc.*	7,992	284
Global Brass & Copper Holdings, Inc.	3,923	99
Insteel Industries, Inc.	6,258	152
LB Foster Co., Class A*	1,434	23
Mueller Industries, Inc.	14,198	332
NCI Building Systems, Inc.*	5,010	36
Omega Flex, Inc.	2,603	141
Park-Ohio Holdings Corp.	3,621	111
Proto Labs, Inc.*	5,720	645
Raven Industries, Inc.	10,765	390
RBC Bearings, Inc.*	5,811	762
Strattec Security Corp.	111	3
TriMas Corp.*	12,460	340

		4,528

Media - 2.7%
Actua Corp.* (2)	8,828	—
Cargurus, Inc.*	9,455	319
Cars.com, Inc.*	13,722	295
Despegar.com Corp.*	13,690	170
Entercom Communications Corp., Class A	5,551	32
Eros International PLC*	4,191	35
EW Scripps (The) Co., Class A	7,144	112
Gannett Co., Inc.	21,657	185
Gray Television, Inc.*	12,678	187
Groupon, Inc.*	82,000	262
HealthStream, Inc.	10,629	257
IMAX Corp.*	14,589	274
Liberty Expedia Holdings, Inc., Class A*	10,735	420
Liberty TripAdvisor Holdings, Inc., Class A*	13,877	220
MakeMyTrip Ltd.*	18,122	441
Marchex, Inc., Class B(1)	179	—
Meredith Corp.	8,891	462
MSG Networks, Inc., Class A*	16,400	386
New Media Investment Group, Inc.	12,942	150
New York Times (The) Co., Class A	26,570	592
Nexstar Media Group, Inc., Class A	8,222	647
Quotient Technology, Inc.*	9,036	96
Saga Communications, Inc., Class A	3,045	101
Scholastic Corp.	3,546	143
Shutterfly, Inc.*	6,245	251
Shutterstock, Inc.	3,912	141
Sinclair Broadcast Group, Inc., Class A	16,322	430
Stamps.com, Inc.*	7,735	1,204
TEGNA, Inc.	41,464	451
Trade Desk (The), Inc., Class A*	591	69
Travelzoo*	9,269	91
Tribune Media Co., Class A	17,334	787
Tribune Publishing Co.*	4,500	51
TrueCar, Inc.*	8,372	76
Tucows, Inc., Class A*	3,018	181
Wix.com Ltd.*	3,923	354
World Wrestling Entertainment, Inc., Class A	7,049	527
Yelp, Inc.*	14,865	520

		10,919

Medical Equipment & Devices - 5.0%
Accelerate Diagnostics, Inc.*	7,044	81
Accuray, Inc.*	1,622	6
AngioDynamics, Inc.*	9,228	186
Apollo Endosurgery, Inc.*	2,199	8
AtriCure, Inc.*	12,798	392
Atrion Corp.	764	566
Avanos Medical, Inc.*	10,765	482
BioLife Solutions, Inc.*	2,781	33
BioTelemetry, Inc.*	7,745	463
Bovie Medical Corp.*	10,709	69
Bruker Corp.	26,587	791
Cantel Medical Corp.	8,349	622
Cardiovascular Systems, Inc.*	11,906	339

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Medical Equipment & Devices - 5.0% continued
CareDx, Inc.*	7,978	$201
Chembio Diagnostics, Inc.*	2,696	15
CONMED Corp.	4,858	312
CryoLife, Inc.*	9,293	264
Cutera, Inc.*	11,012	187
CytoSorbents Corp.*	8,076	65
Daxor Corp.(1)	37	—
FONAR Corp.*	6,338	128
Genomic Health, Inc.*	7,895	508
Glaukos Corp.*	6,943	390
Globus Medical, Inc., Class A*	15,965	691
Haemonetics Corp.*	12,604	1,261
Harvard Bioscience, Inc.*	2,283	7
ICU Medical, Inc.*	2,889	663
Inogen, Inc.*	3,923	487
Inspire Medical Systems, Inc.*	2,364	100
Integer Holdings Corp.*	4,766	363
Invacare Corp.	7,154	31
iRadimed Corp.*	3,399	83
iRhythm Technologies, Inc.*	4,531	315
IRIDEX Corp.*	5,013	24
Lantheus Holdings, Inc.*	7,288	114
LeMaitre Vascular, Inc.	12,615	298
LivaNova PLC*	9,695	887
Luminex Corp.	11,250	260
Meridian Bioscience, Inc.	8,203	142
Merit Medical Systems, Inc.*	13,484	753
MiMedx Group, Inc.*	25,948	46
Misonix, Inc.*	7,922	127
Myriad Genetics, Inc.*	13,099	381
NanoString Technologies, Inc.*	9,791	145
Natus Medical, Inc.*	9,884	336
Neogen Corp.*	11,540	658
Nevro Corp.*	5,909	230
NuVasive, Inc.*	11,156	553
Nuvectra Corp.*	4,662	76
NxStage Medical, Inc.*	10,280	294
OPKO Health, Inc.*	64,806	195
OraSure Technologies, Inc.*	12,636	148
Orthofix Medical, Inc.*	4,554	239
OrthoPediatrics Corp.*	4,334	151
Oxford Immunotec Global PLC*	11,523	147
Penumbra, Inc.*	6,007	734
Quidel Corp.*	6,259	306
Repligen Corp.*	9,232	487
Rockwell Medical, Inc.*	1,040	2
RTI Surgical, Inc.*	3,948	15
SeaSpine Holdings Corp.*	4,528	83
Semler Scientific, Inc.*	3,084	106
Sientra, Inc.*	4,800	61
STAAR Surgical Co.*	8,372	267
Surmodics, Inc.*	5,442	257
T2 Biosystems, Inc.*	200	1
Tactile Systems Technology, Inc.*	1,970	90
Tandem Diabetes Care, Inc.*	5,811	221
Utah Medical Products, Inc.	2,331	194
Varex Imaging Corp.*	7,658	181
Veracyte, Inc.*	4,550	57
Vericel Corp.*	9,652	168
ViewRay, Inc.*	5,900	36
Wright Medical Group N.V.*	23,533	641

		20,220

Metals & Mining - 0.3%
A-Mark Precious Metals, Inc.	605	7
Century Aluminum Co.*	16,803	123
Coeur Mining, Inc.*	32,538	145
Compass Minerals International, Inc.	2,462	103
Encore Wire Corp.	5,597	281
Ferroglobe PLC	11,060	18
Ferroglobe Representation & Warranty Insurance Trust* (2)	9,916	—
Harsco Corp.*	12,659	251
Hecla Mining Co.	38,267	90
Kaiser Aluminum Corp.	3,541	316

		1,334

Oil, Gas & Coal - 3.3%
Adams Resources & Energy, Inc.	4,872	189
Advanced Emissions Solutions, Inc.	4,598	48
Apergy Corp.*	13,198	357
Arch Coal, Inc., Class A	2,758	229
Archrock, Inc.	15,893	119
Bristow Group, Inc.*	11,446	28
C&J Energy Services, Inc.*	10,834	146
California Resources Corp.*	7,350	125
Carrizo Oil & Gas, Inc.*	13,139	148
Clean Energy Fuels Corp.*	396	1
Cloud Peak Energy, Inc.* (1)	166	—
CNX Resources Corp.*	41,656	476

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Oil, Gas & Coal - 3.3% continued
Comstock Resources, Inc.*	10,300	$47
CONSOL Energy, Inc.*	5,206	165
Contango Oil & Gas Co.*	11,038	36
Cosan Ltd., Class A	41,366	364
CVR Energy, Inc.	3,250	112
Dawson Geophysical Co.* (1)	32	—
Delek U.S. Holdings, Inc.	19,078	620
Denbury Resources, Inc.*	74,163	127
Diamond Offshore Drilling, Inc.*	8,175	77
DMC Global, Inc.	1,113	39
Dril-Quip, Inc.*	6,402	192
Earthstone Energy, Inc., Class A*	4,800	22
EnLink Midstream LLC	1,073	10
Ensco PLC, Class A	45,985	164
Era Group, Inc.*	416	4
Evolution Petroleum Corp.	7,587	52
Exterran Corp.*	3,648	65
Forum Energy Technologies, Inc.*	7,565	31
Frank’s International N.V.*	8,285	43
Geospace Technologies Corp.*	6,160	63
Gran Tierra Energy, Inc.*	32,670	71
Gulf Island Fabrication, Inc.*	485	3
Gulfport Energy Corp.*	29,449	193
Hallador Energy Co.	22,234	113
Helix Energy Solutions Group, Inc.*	19,745	107
Independence Contract Drilling, Inc.*	46,635	145
ION Geophysical Corp.*	5,400	28
Isramco, Inc.*	1,645	195
KLX Energy Services Holdings, Inc.*	5,312	125
Kosmos Energy Ltd.*	40,282	164
Laredo Petroleum, Inc.*	26,100	94
Lilis Energy, Inc.*	2,600	4
Lonestar Resources U.S., Inc., Class A*	8,542	31
Mammoth Energy Services, Inc.	3,260	59
Matador Resources Co.*	15,429	240
Matrix Service Co.*	9,165	164
McDermott International, Inc.*	30,082	197
MRC Global, Inc.*	25,858	316
Murphy USA, Inc.*	6,639	509
Nabors Industries Ltd.	78,381	157
NACCO Industries, Inc., Class A	1,922	65
Natural Gas Services Group, Inc.*	4,844	80
NCS Multistage Holdings, Inc.*	5,216	27
Newpark Resources, Inc.*	13,914	96
Noble Corp. PLC*	41,464	109
NOW, Inc.*	13,395	156
Oasis Petroleum, Inc.*	45,494	252
Oceaneering International, Inc.*	16,152	195
Oil States International, Inc.*	10,020	143
Panhandle Oil and Gas, Inc., Class A	14,419	223
Par Pacific Holdings, Inc.*	7,085	100
PBF Energy, Inc., Class A	17,589	575
PDC Energy, Inc.*	11,121	331
Peabody Energy Corp. (Frankfurt Exchange)	15,364	468
Penn Virginia Corp.*	418	23
PrimeEnergy Corp.*	1,253	87
QEP Resources, Inc.*	40,085	226
Resolute Energy Corp.*	1,988	58
Ring Energy, Inc.*	5,008	25
Riviera Resources, Inc.*	13,001	205
Rowan Cos. PLC, Class A*	15,243	128
SandRidge Energy, Inc.*	9,751	74
SEACOR Holdings, Inc.*	5,048	187
Select Energy Services, Inc., Class A*	4,000	25
SemGroup Corp., Class A	11,012	152
SilverBow Resources, Inc.*	800	19
SM Energy Co.	18,870	292
Solaris Oilfield Infrastructure, Inc., Class A	12,804	155
Southwestern Energy Co.*	80,171	273
SRC Energy, Inc.*	40,859	192
Superior Energy Services, Inc.*	15,636	52
Talos Energy, Inc.*	2,472	40
Thermon Group Holdings, Inc.*	8,910	181
Tidewater, Inc.*	55	1
Transocean Ltd.*	10,258	71
Unit Corp.*	11,670	167
W&T Offshore, Inc.*	13,873	57
Whiting Petroleum Corp.*	15,069	342
WildHorse Resource Development Corp.*	6,402	90
World Fuel Services Corp.	11,228	240

		13,196

Passenger Transportation - 0.3%
Allegiant Travel Co.	3,571	358
Hawaiian Holdings, Inc.	9,954	263

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Passenger Transportation - 0.3% continued
SkyWest, Inc.	13,280	$590
Universal Logistics Holdings, Inc.	4,423	80

		1,291

Real Estate - 0.3%
Consolidated-Tomoka Land Co.	4,440	233
Forestar Group, Inc.*	756	10
Griffin Industrial Realty, Inc.	779	25
Marcus & Millichap, Inc.*	1,737	60
McGrath RentCorp	7,790	401
RE/MAX Holdings, Inc., Class A	2,044	63
Realogy Holdings Corp.	23,441	344
RMR Group (The), Inc., Class A	3,774	200
Stratus Properties, Inc.*	114	3
Trinity Place Holdings, Inc.*	998	4

		1,343

Real Estate Investment Trusts - 7.0%
Acadia Realty Trust	19,386	461
AG Mortgage Investment Trust, Inc.	5,937	95
Agree Realty Corp.	4,796	284
Alexander & Baldwin, Inc.*	15,299	281
Alexander’s, Inc.	1,138	347
American Assets Trust, Inc.	6,008	241
Anworth Mortgage Asset Corp.	17,508	71
Apollo Commercial Real Estate Finance, Inc.	19,406	323
Arbor Realty Trust, Inc.	15,900	160
Ares Commercial Real Estate Corp.	4,768	62
Armada Hoffler Properties, Inc.	5,396	76
ARMOUR Residential REIT, Inc.	5,259	108
Ashford Hospitality Trust, Inc.	16,194	65
Blackstone Mortgage Trust, Inc., Class A	19,007	606
Braemar Hotels & Resorts, Inc.	1,204	11
Brandywine Realty Trust	39,992	515
BRT Apartments Corp.	15,306	175
Capstead Mortgage Corp.	26,345	176
CareTrust REIT, Inc.	6,360	117
CatchMark Timber Trust, Inc., Class A	4,039	29
Cedar Realty Trust, Inc.	31,848	100
Chatham Lodging Trust	4,510	80
Cherry Hill Mortgage Investment Corp.	2,835	50
Chesapeake Lodging Trust	12,963	316
Colony Capital, Inc.	63,625	298
Columbia Property Trust, Inc.	21,865	423
Community Healthcare Trust, Inc.	4,425	128
CoreCivic, Inc.	21,865	390
CorEnergy Infrastructure Trust, Inc.	1,327	44
CorePoint Lodging, Inc.	11,371	139
Corporate Office Properties Trust	15,690	330
Cousins Properties, Inc.	69,781	551
DiamondRock Hospitality Co.	43,815	398
Dynex Capital, Inc.	23,201	133
EastGroup Properties, Inc.	7,003	642
Ellington Residential Mortgage REIT	3,282	34
Empire State Realty Trust, Inc., Class A	13,585	193
Equity Commonwealth	15,746	472
Exantas Capital Corp.	410	4
First Industrial Realty Trust, Inc.	24,175	698
First Real Estate Investment Trust of New Jersey	205	3
Four Corners Property Trust, Inc.	13,079	343
Franklin Street Properties Corp.	13,180	82
Front Yard Residential Corp.	610	5
GEO Group (The), Inc.	35,961	708
Getty Realty Corp.	13,391	394
Gladstone Commercial Corp.	7,200	129
Gladstone Land Corp.	8,753	100
Global Net Lease, Inc.	12,340	217
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,815	168
Healthcare Realty Trust, Inc.	21,959	624
Hersha Hospitality Trust	5,307	93
Hudson Pacific Properties, Inc.	16,204	471
Industrial Logistics Properties Trust	5,289	104
InfraREIT, Inc.	287	6
Invesco Mortgage Capital, Inc.	28,573	414
Investors Real Estate Trust	2,805	138
iStar, Inc.	9,314	85
Lexington Realty Trust	44,690	367
Life Storage,Inc.	7,338	682
LTC Properties, Inc.	8,175	341
Mack-Cali Realty Corp.	19,518	382
Monmouth Real Estate Investment Corp.	19,362	240
National Health Investors, Inc.	8,209	620
New Senior Investment Group, Inc.	10,010	41
New York Mortgage Trust, Inc.	10,192	60
One Liberty Properties, Inc.	9,239	224
Outfront Media, Inc.	25,607	464

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Real Estate Investment Trusts - 7.0% continued
Owens Realty Mortgage, Inc.	220	$4
Pebblebrook Hotel Trust	29,436	833
Pennsylvania Real Estate Investment Trust	7,098	42
PennyMac Mortgage Investment Trust	8,549	159
Physicians Realty Trust	28,254	453
Piedmont Office Realty Trust, Inc., Class A	23,539	401
PotlatchDeltic Corp.	16,001	506
PS Business Parks, Inc.	3,293	431
QTS Realty Trust, Inc., Class A	6,066	225
Ready Capital Corp.	1,025	14
Redwood Trust, Inc.	9,525	144
Retail Opportunity Investments Corp.	21,737	345
Retail Properties of America, Inc., Class A	40,479	439
Retail Value, Inc.	2,817	72
Rexford Industrial Realty, Inc.	7,990	235
RLJ Lodging Trust	32,749	537
RPT Realty	17,167	205
Ryman Hospitality Properties, Inc.	9,398	627
Sabra Health Care REIT, Inc.	32,645	538
Saul Centers, Inc.	2,373	112
Select Income REIT	10,526	77
SITE Centers Corp.	28,168	312
Sotherly Hotels, Inc.	3,954	22
STAG Industrial, Inc.	14,108	351
Summit Hotel Properties, Inc.	19,040	185
Sunstone Hotel Investors, Inc.	45,546	593
Tanger Factory Outlet Centers, Inc.	16,842	341
Taubman Centers, Inc.	10,932	497
Terreno Realty Corp.	9,288	327
Tier REIT, Inc.	5,133	106
Two Harbors Investment Corp.	10,736	138
UMH Properties, Inc.	16,511	195
Universal Health Realty Income Trust	3,196	196
Urban Edge Properties	19,417	323
Urstadt Biddle Properties, Inc., Class A	3,504	67
Washington Real Estate Investment Trust	14,731	339
Western Asset Mortgage Capital Corp.	6,570	55
Whitestone REIT	4,884	60
Winthrop Realty Trust*	9,142	3
Xenia Hotels & Resorts, Inc.	24,348	419

		28,059

Recreational Facilities & Services - 0.5%
Bowl America, Inc., Class A	492	8
Drive Shack, Inc.*	7,947	31
International Speedway Corp., Class A	7,713	338
Marcus (The) Corp.	2,308	91
Planet Fitness, Inc., Class A*	17,334	929
RCI Hospitality Holdings, Inc.	12,230	273
Reading International, Inc., Class A*	3,059	45
SeaWorld Entertainment, Inc.*	16,601	367
Speedway Motorsports, Inc.	4,788	78
Town Sports International Holdings, Inc.*	2,621	17

		2,177

Renewable Energy - 0.6%
Canadian Solar, Inc.*	6,871	98
EnerSys	11,097	861
FutureFuel Corp.	13,078	207
Green Plains, Inc.	9,475	124
Renewable Energy Group, Inc.*	18,663	480
REX American Resources Corp.*	5,152	351
SolarEdge Technologies, Inc.*	5,461	192
Ultralife Corp.*	846	6

		2,319

Retail - Consumer Staples - 0.6%
Big Lots, Inc.	10,444	302
Five Below, Inc.*	13,280	1,359
Ingles Markets, Inc., Class A	6,316	172
PriceSmart, Inc.	3,077	182
Village Super Market, Inc., Class A	1,375	36
Weis Markets, Inc.	3,616	173

		2,224

Retail - Discretionary - 3.1%
1-800-Flowers.com, Inc., Class A*	3,601	44
Abercrombie & Fitch Co., Class A	11,386	228
American Eagle Outfitters, Inc.	43,867	848
America’s Car-Mart, Inc.*	2,350	170
Asbury Automotive Group, Inc.*	7,584	506
At Home Group, Inc.*	6,468	121
Barnes & Noble Education, Inc.*	284	1
Barnes & Noble, Inc.	1,084	8
Bassett Furniture Industries, Inc.	6,338	127
Beacon Roofing Supply, Inc.*	12,514	397
Bed Bath & Beyond, Inc.	26,395	299
BMC Stock Holdings, Inc.*	13,382	207

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Retail - Discretionary - 3.1% continued
Buckle (The), Inc.	560	$11
Build-A-Bear Workshop, Inc.*	1,771	7
Builders FirstSource, Inc.*	22,504	246
Caleres, Inc.	11,854	330
Cato (The) Corp., Class A	1,116	16
Chico’s FAS, Inc.	14,867	84
Children’s Place (The), Inc.	5,068	457
Citi Trends, Inc.	2,858	58
Conn’s, Inc.*	2,250	42
DSW, Inc., Class A	12,172	301
Ethan Allen Interiors, Inc.	4,975	88
FirstCash, Inc.	13,550	980
Freshpet, Inc.*	11,270	362
GameStop Corp., Class A	14,841	187
Genesco, Inc.*	2,072	92
Group 1 Automotive, Inc.	5,624	296
Guess?, Inc.	14,894	309
Haverty Furniture Cos., Inc.	9,019	169
Hibbett Sports, Inc.*	87	1
La-Z-Boy, Inc.	12,477	346
Liquidity Services, Inc.*	22,185	137
Lithia Motors, Inc., Class A	4,633	354
Lumber Liquidators Holdings, Inc.*	339	3
MarineMax, Inc.*	6,840	125
Michaels (The) Cos., Inc.*	21,471	291
Monro, Inc.	7,620	524
Office Depot, Inc.	109,029	281
Overstock.com, Inc.*	3,872	53
Party City Holdco, Inc.*	14,292	143
Penske Automotive Group, Inc.	8,993	363
PetIQ, Inc.*	3,546	83
PetMed Express, Inc.	10,891	253
RH*	2,747	329
RTW RetailWinds, Inc.* (1)	54	—
Rush Enterprises, Inc., Class A	10,695	369
Sally Beauty Holdings, Inc.*	27,873	475
Shoe Carnival, Inc.	8,006	268
Sleep Number Corp.*	12,467	396
Sonic Automotive, Inc., Class A	7,295	100
Tailored Brands, Inc.	5,651	77
Vera Bradley, Inc.*	5,400	46
Winmark Corp.	1,330	211
Zumiez, Inc.*	10,640	204

		12,423

Semiconductors - 2.8%
Alpha & Omega Semiconductor Ltd.*	10,478	107
Amkor Technology, Inc.*	21,572	141
Brooks Automation, Inc.	18,595	487
Cabot Microelectronics Corp.	3,521	336
CEVA, Inc.*	4,832	107
Cirrus Logic, Inc.*	14,522	482
Cohu, Inc.	16,127	259
Cree, Inc.*	15,922	681
CTS Corp.	6,849	177
Diodes, Inc.*	11,032	356
DSP Group, Inc.*	2,366	26
Electro Scientific Industries, Inc.*	48	1
Entegris, Inc.	32,191	898
FormFactor, Inc.*	4,405	62
II-VI, Inc.*	10,539	342
Inphi Corp.*	8,372	269
Integrated Device Technology, Inc.*	31,173	1,510
KEMET Corp.	9,396	165
Kulicke & Soffa Industries, Inc.	20,040	406
Lattice Semiconductor Corp.*	33,459	232
MACOM Technology Solutions Holdings, Inc.*	6,752	98
MaxLinear, Inc.*	12,678	223
Nanometrics, Inc.*	6,724	184
NVE Corp.	2,935	257
Park Electrochemical Corp.	4,512	82
Photronics, Inc.*	10,710	104
Power Integrations, Inc.	6,869	419
Rambus, Inc.*	26,498	203
Rudolph Technologies, Inc.*	8,145	167
Semtech Corp.*	15,243	699
Silicon Laboratories, Inc.*	8,204	647
Synaptics, Inc.*	6,666	248
Veeco Instruments, Inc.*	6,759	50
Vishay Intertechnology, Inc.	31,117	560
Xperi Corp.	5,547	102

		11,087

Software - 4.9%
ACI Worldwide, Inc.*	27,302	755
Agilysys, Inc.*	8,398	120
Allscripts Healthcare Solutions, Inc.*	30,733	296
Alteryx, Inc., Class A*	5,417	322
American Software, Inc., Class A	13,939	146
Appfolio, Inc., Class A*	6,943	411

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Software - 4.9% continued
Apptio, Inc., Class A*	6,000	$228
Avid Technology, Inc.*	137	1
Blackbaud, Inc.	10,716	674
Blackline, Inc.*	4,658	191
Bottomline Technologies DE, Inc.*	9,607	461
Box, Inc., Class A*	24,327	411
CCUR Holdings, Inc.*	13,223	44
ChannelAdvisor Corp.*	7,345	83
CommVault Systems, Inc.*	10,529	622
Computer Programs & Systems, Inc.	6,832	171
Cornerstone OnDemand, Inc.*	12,523	632
Coupa Software, Inc.*	10,144	638
CyberArk Software Ltd.*	7,548	560
Daily Journal Corp.*	423	99
Digi International, Inc.*	8,957	90
Donnelley Financial Solutions, Inc.*	729	10
Ebix, Inc.	6,842	291
Envestnet, Inc.*	8,804	433
Everbridge, Inc.*	5,023	285
Evolent Health, Inc., Class A*	13,630	272
FireEye, Inc.*	37,623	610
Five9, Inc.*	10,946	479
Hortonworks, Inc.*	287	4
HubSpot, Inc.*	7,091	892
Immersion Corp.*	7,857	70
Imperva, Inc.*	7,458	415
InnerWorkings, Inc.*	1,124	4
Inovalon Holdings, Inc., Class A*	9,554	135
Instructure, Inc.*	4,414	166
j2 Global, Inc.	11,068	768
KeyW Holding (The) Corp.*	11,170	75
LivePerson, Inc.*	10,852	205
Manhattan Associates, Inc.*	20,085	851
MicroStrategy, Inc., Class A*	2,193	280
MINDBODY, Inc., Class A*	7,345	267
Monotype Imaging Holdings, Inc.	9,155	142
New Relic, Inc.*	8,470	686
NextGen Healthcare, Inc.*	5,318	81
Omnicell, Inc.*	8,781	538
OneSpan, Inc.*	9,911	128
Park City Group, Inc.*	1,533	9
Paylocity Holding Corp.*	4,529	273
PDF Solutions, Inc.*	8,824	74
Pegasystems, Inc.	13,036	623
Progress Software Corp.	8,817	313
PROS Holdings, Inc.*	10,874	341
Q2 Holdings, Inc.*	5,744	285
QAD, Inc., Class B	701	21
Qualys, Inc.*	7,749	579
Rapid7, Inc.*	8,149	254
Seachange International, Inc.* (1)	100	—
Simulations Plus, Inc.	9,257	184
SPS Commerce, Inc.*	4,410	363
TiVo Corp.	18,131	171
Varonis Systems, Inc.*	4,302	228
Verint Systems, Inc.*	14,015	593
VirnetX Holding Corp.*	398	1
Zynga, Inc., Class A*	123,855	487

		19,841

Specialty Finance - 1.8%
Aircastle Ltd.	15,992	276
Altisource Portfolio Solutions S.A.*	3,923	88
Cardtronics PLC, Class A*	4,187	109
Cass Information Systems, Inc.	3,104	164
Curo Group Holdings Corp.*	3,700	35
Ellie Mae, Inc.*	6,845	430
Encore Capital Group, Inc.*	4,513	106
Enova International, Inc.*	553	11
Essent Group Ltd.*	17,912	612
Everi Holdings, Inc.*	3,800	20
Federal Agricultural Mortgage Corp., Class C	100	6
Flagstar Bancorp, Inc.*	3,999	106
GATX Corp.	10,361	734
Green Dot Corp., Class A*	8,049	640
HFF, Inc., Class A	5,771	191
Investors Title Co.	1,856	328
LendingTree, Inc.*	1,833	403
Liberty Tax, Inc.(1)	17	—
MGIC Investment Corp.*	74,962	784
Nelnet, Inc., Class A	8,483	444
Ocwen Financial Corp.*	1,373	2
PennyMac Financial Services, Inc.	3,822	81
PRA Group, Inc.*	14,147	345
Regional Management Corp.*	300	7
Stewart Information Services Corp.	7,956	329
Walker & Dunlop, Inc.	7,245	313

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Specialty Finance - 1.8% continued
Willis Lease Finance Corp.*	1,817	$63
World Acceptance Corp.*	6,810	696

		7,323

Technology Services - 2.3%
CACI International, Inc., Class A*	5,471	788
Computer Services, Inc.	2,110	105
comScore, Inc.*	5,903	85
CoreLogic, Inc.*	11,859	396
CSG Systems International, Inc.	7,737	246
Endurance International Group Holdings, Inc.*	683	5
Engility Holdings, Inc.*	6,888	196
EVERTEC, Inc.	15,494	445
ExlService Holdings, Inc.*	7,677	404
Forrester Research, Inc.	4,387	196
Globant S.A.*	6,497	366
ICF International, Inc.	5,713	370
Information Services Group, Inc.*	10,169	43
LiveRamp Holdings, Inc.*	17,947	693
Luxoft Holding, Inc.*	4,482	136
ManTech International Corp., Class A	4,729	247
MAXIMUS, Inc.	19,048	1,240
Medidata Solutions, Inc.*	12,818	864
NIC, Inc.	14,436	180
Perficient, Inc.*	8,072	180
Presidio, Inc.	10,908	142
Science Applications International Corp.	10,675	680
StarTek, Inc.*	835	6
Sykes Enterprises, Inc.*	13,953	345
Travelport Worldwide Ltd.	26,463	413
TTEC Holdings, Inc.	6,817	195
Virtusa Corp.*	5,783	246
WageWorks, Inc.*	8,875	241

		9,453

Telecom - 0.9%
8x8, Inc.*	14,240	257
ATN International, Inc.	2,903	208
Cincinnati Bell, Inc.*	14,286	111
Cogent Communications Holdings, Inc.	16,087	727
Consolidated Communications Holdings, Inc.	12,173	120
Gogo, Inc.*	551	2
GTT Communications, Inc.*	10,160	240
Intelsat S.A.*	100	2
Internap Corp.* (1)	70	—
Iridium Communications, Inc.*	12,575	232
Liberty Latin America Ltd., Class C*	7,781	113
Loral Space & Communications, Inc.*	1,677	63
RigNet, Inc.*	14,262	180
Shenandoah Telecommunications Co.	11,720	519
Spok Holdings, Inc.	9,316	124
Telephone & Data Systems, Inc.	12,902	420
Vonage Holdings Corp.*	28,978	253
Zix Corp.*	3,266	19

		3,590

Transportation & Logistics - 1.2%
Air T, Inc.*	510	13
Air Transport Services Group, Inc.*	13,912	317
ArcBest Corp.	3,722	128
Ardmore Shipping Corp.*	22,751	106
Atlas Air Worldwide Holdings, Inc.*	6,279	265
Covenant Transportation Group, Inc., Class A*	6,428	123
CryoPort, Inc.*	7,879	87
DHT Holdings, Inc.	53,672	210
Dorian LPG Ltd.*	1,255	7
Echo Global Logistics, Inc.*	10,160	207
Forward Air Corp.	7,689	422
Frontline Ltd.*	11,451	63
GasLog Ltd.	6,202	102
Golar LNG Ltd.	16,124	351
Heartland Express, Inc.	15,124	277
Hornbeck Offshore Services, Inc.* (1)	200	—
International Seaways, Inc.*	6,769	114
Marten Transport Ltd.	11,223	182
Matson, Inc.	10,868	348
Mobile Mini, Inc.	11,558	367
Navigator Holdings Ltd.*	4,675	44
P.A.M. Transportation Services, Inc.*	1,262	50
Patriot Transportation Holding, Inc.*	465	9
Saia, Inc.*	7,516	420
SEACOR Marine Holdings, Inc.*	3,072	36
Ship Finance International Ltd.	15,981	168
Tsakos Energy Navigation Ltd.	556	1
USA Truck, Inc.*	500	8
Werner Enterprises, Inc.	11,049	326

		4,751

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Transportation Equipment - 0.2%
Conrad Industries, Inc.*	300	$4
FreightCar America, Inc.*	3,833	26
Greenbrier (The) Cos., Inc.	8,388	332
Spartan Motors, Inc.	26,209	189
Wabash National Corp.	15,851	207

		758

Utilities - 4.1%
ALLETE, Inc.	12,300	937
American States Water Co.	9,434	632
Artesian Resources Corp., Class A	6,709	234
Atlantica Yield PLC	6,205	122
Avista Corp.	15,566	661
Black Hills Corp.	7,581	476
California Water Service Group	11,992	572
Chesapeake Utilities Corp.	4,446	361
Clearway Energy, Inc., Class A	7,542	128
Connecticut Water Service, Inc.	6,020	403
Consolidated Water Co. Ltd.	13,422	156
El Paso Electric Co.	12,893	646
IDACORP, Inc.	12,661	1,178
MGE Energy, Inc.	8,718	523
Middlesex Water Co.	9,025	481
New Jersey Resources Corp.	20,494	936
Northwest Natural Holding Co.	6,848	414
NorthWestern Corp.	11,785	700
ONE Gas, Inc.	13,148	1,047
Ormat Technologies, Inc.	9,240	483
Otter Tail Corp.	9,358	465
Pattern Energy Group, Inc., Class A	13,886	259
PNM Resources, Inc.	19,884	817
Portland General Electric Co.	22,275	1,021
RGC Resources, Inc.	889	27
SJW Group	6,836	380
South Jersey Industries, Inc.	16,293	453
Southwest Gas Holdings, Inc.	11,785	902
Spire, Inc.	10,752	797
Unitil Corp.	3,599	182
York Water (The) Co.	3,565	114

		16,507

Waste & Environment Services & Equipment - 0.5%
CECO Environmental Corp.*	1,395	9
Covanta Holding Corp.	18,995	255
ESCO Technologies, Inc.	6,600	435
Heritage-Crystal Clean, Inc.*	508	12
Sharps Compliance Corp.*	7,206	24
Tetra Tech, Inc.	15,391	797
US Ecology, Inc.	4,532	285

		1,817

Total Common Stocks (Cost $299,376)		383,168

PREFERRED STOCKS - 0.0%
Financial Services - 0.0%
Steel Partners Holdings L.P.,
6.00%	3,189	68

Total Preferred Stocks (Cost $83)		68

RIGHTS - 0.0%
Biotechnology & Pharmaceuticals - 0.0%
Corium International, Inc. (Contingent Value Rights)* (2)	2,900	—
Tobira Therapeutics, Inc. (Contingent Value Rights)* (3)	16,926	129

		129

Chemicals - 0.0%
A. Schulman, Inc. (Contingent Value Rights)* (3)	9,541	19

Media - 0.0%
Media General, Inc. (Contingent Value Rights)* (3)	11,792	1

Medical Equipment & Devices - 0.0%
American Medical Alert Corp.* (2)	13,109	—

Specialty Finance - 0.0%
NewStar Financial, Inc. (Contingent Value Rights)* (2)	1,580	—

Total Rights (Cost $150)		149

OTHER - 0.0%
Escrow Adolor Corp.* (2)	1,241	—

Total Other (Cost $—)		—

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(4) (5)	9,851,231	$9,851

Total Investment Companies (Cost $9,851)		9,851

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Tidewater, Inc. Class A Exp. 7/31/23, Strike $0.00* (1)	10	$—
Tidewater, Inc. Class B Exp. 7/31/23, Strike $0.00* (1)	11	—

Total Warrants (Cost $—)		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
2.11%, 1/10/19(6) (7)	$1,042	$1,042

Total Short-Term Investments (Cost $1,042)		1,042

Total Investments - 97.8% (Cost $310,502)		394,278

Other Assets less Liabilities - 2.2%		8,670

NET ASSETS - 100.0%		$402,948

(1)	Value rounds to less than one thousand.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Level 3 asset.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2018 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini Russell 2000 Index	284	$19,156	Long	3/19	$(7)

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	2.9%
Consumer Discretionary	12.4
Consumer Staples	3.0
Energy	3.7
Financials	18.1
Health Care	15.0
Industrials	15.1
Information Technology	14.6
Materials	3.8
Real Estate	7.1
Utilities	4.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Banking	$43,195	$79	$—	$43,274
Gaming, Lodging & Restaurants	10,492	79	—	10,571
Health Care Facilities & Services	9,870	6	—	9,876
Home & Office Products	6,609	17	—	6,626
Insurance	12,507	18	—	12,525

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Real Estate Investment Trusts	$28,056	$3		$—	$28,059
Recreational Facilities & Services	2,169	8		—	2,177
All Other Industries(1)	270,060	—		—	270,060

Total Common Stocks	382,958	210		—	383,168

Preferred Stocks	68	—		—	68
Rights	—	—		149	149
Investment Companies	9,851	—		—	9,851
Warrants	—	—	*	—	—	*
Short-Term Investments	—	1,042		—	1,042

Total Investments	$392,877	$1,252		$149	$394,278

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(7)	$—		$—	$(7)

*	Amounts round to less than a thousand.
(1)	Classifications as defined in the Schedule of Investments.

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$6,317	$46,100	$42,566	$101	$9,851	9,851

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%
Aerospace & Defense - 2.1%
AAR Corp.	392,898	$14,671
Barnes Group, Inc.	135,314	7,255
Esterline Technologies Corp.*	171,165	20,788
Moog, Inc., Class A	151,431	11,733
Woodward, Inc.	41,001	3,046

		57,493

Apparel & Textile Products - 1.1%
Deckers Outdoor Corp.*	95,076	12,165
Movado Group, Inc.	115,504	3,652
Skechers U.S.A., Inc., Class A*	54,353	1,244
Unifi, Inc.*	128,907	2,944
Wolverine World Wide, Inc.	267,146	8,520

		28,525

Asset Management - 0.5%
Blucora, Inc.*	18,714	499
Kennedy-Wilson Holdings, Inc.	186,183	3,383
Stifel Financial Corp.	210,775	8,730
Waddell & Reed Financial, Inc., Class A	33,309	602

		13,214

Automotive - 1.3%
American Axle & Manufacturing Holdings, Inc.*	521,684	5,791
Cooper Tire & Rubber Co.	401,798	12,990
Cooper-Standard Holdings, Inc.*	41,543	2,581
Dana, Inc.	314,856	4,291
Modine Manufacturing Co.*	176,135	1,904
Standard Motor Products, Inc.	154,665	7,490
Superior Industries International, Inc.	2,430	12

		35,059

Banking - 19.1%
1st Source Corp.	18,308	739
Arrow Financial Corp.	14,979	480
Axos Financial, Inc.*	25,039	630
BancFirst Corp.	117,072	5,842
BancorpSouth Bank	579,860	15,158
BankFinancial Corp.	111,364	1,665
Banner Corp.	32,044	1,714
Berkshire Hills Bancorp, Inc.	109,618	2,956
Boston Private Financial Holdings, Inc.	265,149	2,803
Brookline Bancorp, Inc.	216,868	2,997
Capitol Federal Financial, Inc.	55,387	707
Cathay General Bancorp	560,271	18,786
Central Pacific Financial Corp.	37,016	901
Chemical Financial Corp.	319,259	11,688
City Holding Co.	124,563	8,419
CNB Financial Corp.	43,781	1,005
Columbia Banking System, Inc.	206,080	7,479
Community Bank System, Inc.	184,014	10,728
Community Trust Bancorp, Inc.	160,666	6,364
CVB Financial Corp.	469,306	9,494
Dime Community Bancshares, Inc.	424,641	7,210
Enterprise Financial Services Corp.	57,571	2,166
FCB Financial Holdings, Inc., Class A*	157,993	5,305
Financial Institutions, Inc.	46,013	1,183
First Bancorp	89,816	2,933
First Busey Corp.	24,591	603
First Business Financial Services, Inc.	33,526	654
First Commonwealth Financial Corp.	148,788	1,797
First Defiance Financial Corp.	15,040	369
First Financial Bancorp	506,812	12,022
First Financial Corp.	117,905	4,734
First Interstate BancSystem, Inc., Class A	52,841	1,932
First Merchants Corp.	215,580	7,388
First Midwest Bancorp, Inc.	270,660	5,362
Flushing Financial Corp.	377,752	8,133
FNB Corp.	693,765	6,827
Fulton Financial Corp.	764,406	11,833
German American Bancorp, Inc.	64,307	1,786
Glacier Bancorp, Inc.	66,498	2,635
Great Southern Bancorp, Inc.	19,325	890
Great Western Bancorp, Inc.	268,094	8,378
Hancock Whitney Corp.	253,687	8,790
Hanmi Financial Corp.	96,186	1,895
Heartland Financial USA, Inc.	136,341	5,992
Heritage Financial Corp.	81,355	2,418
Hilltop Holdings, Inc.	231,347	4,125
HomeStreet, Inc.*	78,416	1,665
Hope Bancorp, Inc.	685,434	8,129
Independent Bank Corp.	172,563	12,133
International Bancshares Corp.	160,690	5,528
Investors Bancorp, Inc.	651,088	6,771
Lakeland Bancorp, Inc.	322,957	4,783
Lakeland Financial Corp.	157,402	6,321
Meridian Bancorp, Inc.	21,661	310
NBT Bancorp, Inc.	250,661	8,670
Northwest Bancshares, Inc.	532,440	9,020
OceanFirst Financial Corp.	136,403	3,070

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Banking - 19.1% continued
OFG Bancorp	139,139	$2,290
Old National Bancorp	439,533	6,769
Oritani Financial Corp.	118,464	1,747
Park National Corp.	40,017	3,399
Peapack Gladstone Financial Corp.	6,378	161
Pinnacle Financial Partners, Inc.	37,760	1,741
Preferred Bank	40,083	1,738
Prosperity Bancshares, Inc.	86,546	5,392
Provident Financial Services, Inc.	765,069	18,461
Renasant Corp.	274,159	8,274
S&T Bancorp, Inc.	223,419	8,454
Sandy Spring Bancorp, Inc.	111,169	3,484
Sierra Bancorp	134,795	3,239
Simmons First National Corp., Class A	57,411	1,385
South State Corp.	122,908	7,368
Southside Bancshares, Inc.	86,244	2,738
Texas Capital Bancshares, Inc.*	158,157	8,080
Tompkins Financial Corp.	44,796	3,360
Towne Bank	200,612	4,805
TriCo Bancshares	144,644	4,888
TrustCo Bank Corp. NY	164,321	1,127
Trustmark Corp.	468,858	13,330
UMB Financial Corp.	243,907	14,871
Umpqua Holdings Corp.	449,320	7,144
Union Bankshares Corp.	158,573	4,477
United Bankshares, Inc.	620,587	19,306
United Community Banks, Inc.	128,728	2,763
United Community Financial Corp.	55,227	489
United Financial Bancorp, Inc.	344,909	5,070
Univest Corp. of Pennsylvania	26,646	575
Valley National Bancorp	527,060	4,680
Washington Federal, Inc.	739,881	19,762
WesBanco, Inc.	180,274	6,614
Westamerica Bancorporation	21,776	1,212
Wintrust Financial Corp.	239,368	15,916
WSFS Financial Corp.	67,446	2,557

		511,981

Biotechnology & Pharmaceuticals - 1.0%
Acorda Therapeutics, Inc.*	207,114	3,227
Cambrex Corp.*	28,942	1,093
Emergent BioSolutions, Inc.*	99,809	5,917
Endo International PLC*	365,269	2,666
Horizon Pharma PLC*	66,094	1,291
Mallinckrodt PLC*	213,227	3,369
PDL BioPharma, Inc.*	1,396,839	4,051
Phibro Animal Health Corp., Class A	7,848	252
Prestige Consumer Healthcare, Inc.*	21,249	656
Retrophin, Inc.*	112,238	2,540
Taro Pharmaceutical Industries Ltd.	16,066	1,360

		26,422

Chemicals - 2.3%
H.B. Fuller Co.	228,286	9,741
Innophos Holdings, Inc.	57,776	1,417
Innospec, Inc.	99,482	6,144
Kraton Corp.*	117,753	2,572
Materion Corp.	280,499	12,620
Minerals Technologies, Inc.	232,161	11,919
Nexeo Solutions, Inc.*	35,953	309
Rayonier Advanced Materials, Inc.	166,228	1,770
Rogers Corp.*	83,352	8,257
Sensient Technologies Corp.	112,530	6,285
Stepan Co.	9,002	666

		61,700

Commercial Services - 2.7%
ABM Industries, Inc.	401,412	12,889
Barrett Business Services, Inc.	31,542	1,806
CBIZ, Inc.*	124,951	2,462
Ennis, Inc.	326,652	6,288
FTI Consulting, Inc.*	317,560	21,162
Kforce, Inc.	72,529	2,243
Korn/Ferry International	313,992	12,415
Navigant Consulting, Inc.	201,781	4,853
TrueBlue, Inc.*	16,461	366
UniFirst Corp.	45,466	6,505
Viad Corp.	43,200	2,164

		73,153

Construction Materials - 0.5%
Boise Cascade Co.	152,281	3,632
Simpson Manufacturing Co., Inc.	159,610	8,639
Universal Forest Products, Inc.	26,382	685

		12,956

Consumer Products - 2.3%
Cal-Maine Foods, Inc.	57,252	2,422
Central Garden & Pet Co., Class A*	25,788	806
Darling Ingredients, Inc.*	626,027	12,045
Fresh Del Monte Produce, Inc.	28,842	815
Helen of Troy Ltd.*	73,105	9,590

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Consumer Products - 2.3% continued
Inter Parfums, Inc.	174,986	$11,474
MGP Ingredients, Inc.	6,700	382
Nomad Foods Ltd.*	69,697	1,165
Sanderson Farms, Inc.	91,049	9,040
Universal Corp.	236,058	12,783

		60,522

Consumer Services - 1.0%
Aaron’s, Inc.	279,325	11,746
Adtalem Global Education, Inc.*	249,072	11,786
Regis Corp.*	177,925	3,016

		26,548

Containers & Packaging - 0.2%
Myers Industries, Inc.	298,315	4,508

Design, Manufacturing & Distribution - 2.0%
Benchmark Electronics, Inc.	477,934	10,123
Fabrinet*	84,072	4,314
Jabil, Inc.	70,206	1,740
Plexus Corp.*	268,222	13,701
SYNNEX Corp.	249,611	20,178
Tech Data Corp.*	53,229	4,355

		54,411

Distributors - Consumer Staples - 0.5%
Andersons (The), Inc.	354,163	10,586
Core-Mark Holding Co., Inc.	81,477	1,894

		12,480

Distributors - Discretionary - 1.3%
ePlus, Inc.*	14,872	1,059
G-III Apparel Group Ltd.*	19,663	548
Insight Enterprises, Inc.*	490,068	19,970
PC Connection, Inc.	250,263	7,440
ScanSource, Inc.*	174,370	5,995

		35,012

Electrical Equipment - 0.8%
Advanced Energy Industries, Inc.*	165,079	7,087
Belden, Inc.	163,799	6,842
Littelfuse, Inc.	1,681	288
Watts Water Technologies, Inc., Class A	124,553	8,037

		22,254

Engineering & Construction Services - 0.7%
Aegion Corp.*	238,033	3,885
Dycom Industries, Inc.*	12,233	661
EMCOR Group, Inc.	46,304	2,764
Granite Construction, Inc.	256,764	10,342
KBR, Inc.	56,195	853
Primoris Services Corp.	20,643	395
TopBuild Corp.*	14,239	641

		19,541

Forest & Paper Products - 0.4%
Mercer International, Inc.	538,589	5,623
Neenah, Inc.	44,647	2,630
P.H. Glatfelter Co.	229,697	2,242
Schweitzer-Mauduit International, Inc.	41,068	1,029

		11,524

Gaming, Lodging & Restaurants - 0.9%
Belmond Ltd., Class A*	223,506	5,594
Boyd Gaming Corp.	45,075	937
Marriott Vacations Worldwide Corp.	125,618	8,857
Monarch Casino & Resort, Inc.*	24,064	918
St. Joe (The) Co.*	112,619	1,483
Texas Roadhouse, Inc.	91,090	5,438

		23,227

Hardware - 2.5%
ADTRAN, Inc.	185,668	1,994
ARRIS International PLC*	74,212	2,269
AVX Corp.	67,451	1,029
Ciena Corp.*	429,392	14,561
Cubic Corp.	107,568	5,781
Electronics For Imaging, Inc.*	150,156	3,724
Finisar Corp.*	675,951	14,600
Knowles Corp.*	342,745	4,562
Mercury Systems, Inc.*	111,330	5,265
NETGEAR, Inc.*	174,001	9,053
NetScout Systems, Inc.*	133,793	3,161
PC-Tel, Inc.*	40,999	176
Plantronics, Inc.	40,048	1,325
TTM Technologies, Inc.*	41,002	399

		67,899

Health Care Facilities & Services - 1.3%
Capital Senior Living Corp.*	88,352	601
Diplomat Pharmacy, Inc.*	258,126	3,474
LHC Group, Inc.*	54,646	5,130
Magellan Health, Inc.*	187,865	10,688
MedCath Corp.* (1)	106,845	—
National HealthCare Corp.	45,655	3,582

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Health Care Facilities & Services - 1.3% continued
Select Medical Holdings Corp.*	318,182	$4,884
Triple-S Management Corp., Class B*	349,285	6,074

		34,433

Home & Office Products - 1.0%
ACCO Brands Corp.	421,488	2,858
Beazer Homes USA, Inc.*	202,441	1,919
CSS Industries, Inc.	424	4
Hooker Furniture Corp.	118,701	3,126
Interface, Inc.	23,773	339
KB Home	115,811	2,212
MDC Holdings, Inc.	101,164	2,844
Meritage Homes Corp.*	162,443	5,965
Steelcase, Inc., Class A	101,970	1,512
TRI Pointe Group, Inc.*	620,847	6,786

		27,565

Industrial Services - 0.3%
Applied Industrial Technologies, Inc.	32,101	1,731
Kaman Corp.	76,793	4,307
Systemax, Inc.	14,894	356
WESCO International, Inc.*	18,847	905

		7,299

Institutional Financial Services - 0.1%
GAIN Capital Holdings, Inc.	323,746	1,994
Virtu Financial, Inc., Class A	36,663	945

		2,939

Insurance - 6.2%
American Equity Investment Life Holding Co.	494,016	13,803
AMERISAFE, Inc.	112,267	6,365
Argo Group International Holdings Ltd.	53,947	3,628
Assurant, Inc.	21,023	1,880
CNO Financial Group, Inc.	710,791	10,577
EMC Insurance Group, Inc.	118,499	3,774
Employers Holdings, Inc.	327,899	13,762
Enstar Group Ltd.*	36,564	6,127
FBL Financial Group, Inc., Class A	83,704	5,495
Hanover Insurance Group (The), Inc.	17,026	1,988
Horace Mann Educators Corp.	386,010	14,456
Kemper Corp.	97,097	6,445
National General Holdings Corp.	132,684	3,212
Navigators Group (The), Inc.	178,245	12,386
NMI Holdings, Inc., Class A*	25,994	464
ProAssurance Corp.	110,445	4,480
Radian Group, Inc.	1,089,188	17,819
RLI Corp.	182,724	12,606
Selective Insurance Group, Inc.	303,286	18,482
United Fire Group, Inc.	147,958	8,204
Universal Insurance Holdings, Inc.	13,967	530

		166,483

Iron & Steel - 1.1%
Carpenter Technology Corp.	166,590	5,932
Cleveland-Cliffs, Inc.	744,088	5,722
Commercial Metals Co.	481,774	7,718
Schnitzer Steel Industries, Inc., Class A	81,919	1,766
TimkenSteel Corp.*	192,895	1,686
Warrior Met Coal, Inc.	229,907	5,543

		28,367

Leisure Products - 0.3%
Acushnet Holdings Corp.	29,945	631
Callaway Golf Co.	425,963	6,517

		7,148

Machinery - 1.2%
AGCO Corp.	31,870	1,774
Alamo Group, Inc.	30,927	2,391
Briggs & Stratton Corp.	156,980	2,053
CIRCOR International, Inc.*	600	13
Columbus McKinnon Corp.	74,137	2,235
Curtiss-Wright Corp.	36,495	3,727
Federal Signal Corp.	24,037	478
Hollysys Automation Technologies Ltd.	24,175	423
Hyster-Yale Materials Handling, Inc.	5,071	314
Kadant, Inc.	37,495	3,054
MTS Systems Corp.	6,263	251
Regal Beloit Corp.	102,094	7,152
Rexnord Corp.*	41,657	956
SPX FLOW, Inc.*	17,023	518
Standex International Corp.	91,299	6,134

		31,473

Manufactured Goods - 0.4%
AZZ, Inc.	10,400	420
Chart Industries, Inc.*	111,832	7,272
EnPro Industries, Inc.	8,651	520
Gibraltar Industries, Inc.*	12,720	453
Timken (The) Co.	31,202	1,164

		9,829

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Media - 2.0%
Entercom Communications Corp., Class A	319,722	$1,826
EW Scripps (The) Co., Class A	734,971	11,561
Hemisphere Media Group, Inc.*	84,035	1,020
Meredith Corp.	214,395	11,136
New Media Investment Group, Inc.	23,733	275
New York Times (The) Co., Class A	150,240	3,349
Scholastic Corp.	374,405	15,073
Sinclair Broadcast Group, Inc., Class A	30,652	807
TEGNA, Inc.	917,307	9,971

		55,018

Medical Equipment & Devices - 2.7%
AngioDynamics, Inc.*	325,859	6,560
Avanos Medical, Inc.*	260,262	11,657
CONMED Corp.	129,692	8,326
CryoLife, Inc.*	333,314	9,460
Integer Holdings Corp.*	187,674	14,312
Luminex Corp.	193,354	4,468
Myriad Genetics, Inc.*	361,830	10,518
Natus Medical, Inc.*	22,145	754
Orthofix Medical, Inc.*	52,442	2,753
Wright Medical Group N.V.*	132,883	3,617

		72,425

Metals & Mining - 0.5%
Encore Wire Corp.	55,757	2,798
Kaiser Aluminum Corp.	111,212	9,930

		12,728

Oil, Gas & Coal - 3.7%
Abraxas Petroleum Corp.*	183,307	200
Arch Coal, Inc., Class A	82,222	6,824
Callon Petroleum Co.*	1,242,586	8,064
Centennial Resource Development, Inc., Class A*	106,117	1,169
CNX Resources Corp.*	89,644	1,024
CVR Energy, Inc.	34,786	1,199
Delek U.S. Holdings, Inc.	385,309	12,526
Diamond Offshore Drilling, Inc.*	377,157	3,560
Dril-Quip, Inc.*	198,924	5,974
Exterran Corp.*	142,204	2,517
Gran Tierra Energy, Inc.*	154,347	335
Mammoth Energy Services, Inc.	17,914	322
Matrix Service Co.*	197,478	3,543
Natural Gas Services Group, Inc.*	181,589	2,985
Newpark Resources, Inc.*	902,480	6,200
Oasis Petroleum, Inc.*	286,211	1,583
Oil States International, Inc.*	53,092	758
Par Pacific Holdings, Inc.*	55,970	794
PBF Energy, Inc., Class A	44,339	1,449
PDC Energy, Inc.*	257,157	7,653
Peabody Energy Corp. (Frankfurt Exchange)	245,326	7,478
Rowan Cos. PLC, Class A*	484,455	4,065
SEACOR Holdings, Inc.*	46,768	1,730
SemGroup Corp., Class A	283,536	3,907
SM Energy Co.	44,721	692
Southwestern Energy Co.*	235,339	803
SRC Energy, Inc.*	906,167	4,259
Thermon Group Holdings, Inc.*	124,381	2,522
Unit Corp.*	434,487	6,204
W&T Offshore, Inc.*	23,250	96

		100,435

Passenger Transportation - 0.1%
Hawaiian Holdings, Inc.	62,762	1,657
SkyWest, Inc.	20,747	923
Spirit Airlines, Inc.*	27,343	1,584

		4,164

Real Estate - 0.2%
McGrath RentCorp	101,880	5,245

Real Estate Investment Trusts - 11.3%
Acadia Realty Trust	317,692	7,548
Agree Realty Corp.	177,845	10,514
American Assets Trust, Inc.	95,078	3,819
Apple Hospitality REIT, Inc.	92,283	1,316
Blackstone Mortgage Trust, Inc., Class A	309,158	9,850
Brandywine Realty Trust	71,525	921
CareTrust REIT, Inc.	231,500	4,274
Chatham Lodging Trust	209,659	3,707
Chesapeake Lodging Trust	634,731	15,456
City Office REIT, Inc.	78,400	804
CorEnergy Infrastructure Trust, Inc.	41,427	1,370
Corporate Office Properties Trust	103,192	2,170
Cousins Properties, Inc.	1,275,132	10,074
DiamondRock Hospitality Co.	1,450,131	13,167
First Industrial Realty Trust, Inc.	392,418	11,325
Franklin Street Properties Corp.	201,342	1,254
GEO Group (The), Inc.	565,429	11,139

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Real Estate Investment Trusts - 11.3% continued
Getty Realty Corp.	97,800	$2,876
Healthcare Realty Trust, Inc.	441,990	12,570
Hersha Hospitality Trust	49,956	876
Hospitality Properties Trust	65,844	1,572
Independence Realty Trust, Inc.	182,539	1,676
Industrial Logistics Properties Trust	121,415	2,388
Kite Realty Group Trust	80,751	1,138
Ladder Capital Corp.	453,396	7,014
Life Storage, Inc.	18,636	1,733
LTC Properties, Inc.	119,300	4,972
Mack-Cali Realty Corp.	342,979	6,719
Medical Properties Trust, Inc.	93,851	1,509
MFA Financial, Inc.	837,952	5,598
Monmouth Real Estate Investment Corp.	78,327	971
National Health Investors, Inc.	124,349	9,393
New York Mortgage Trust, Inc.	347,943	2,049
One Liberty Properties, Inc.	121,339	2,939
Pebblebrook Hotel Trust	946,114	26,785
Physicians Realty Trust	472,329	7,571
Piedmont Office Realty Trust, Inc., Class A	376,202	6,411
PotlatchDeltic Corp.	199,357	6,308
PS Business Parks, Inc.	70,441	9,228
Retail Opportunity Investments Corp.	45,039	715
Retail Properties of America, Inc., Class A	87,934	954
Rexford Industrial Realty, Inc.	32,483	957
RPT Realty	793,883	9,487
Sabra Health Care REIT, Inc.	667,666	11,003
Select Income REIT	241,617	1,778
Spirit MTA REIT	17,083	122
Spirit Realty Capital, Inc.	34,167	1,204
STORE Capital Corp.	79,342	2,246
Summit Hotel Properties, Inc.	313,547	3,051
Sunstone Hotel Investors, Inc.	928,808	12,084
Terreno Realty Corp.	166,875	5,869
Tier REIT, Inc.	158,209	3,264
Washington Prime Group, Inc.	566,819	2,755
Washington Real Estate Investment Trust	196,430	4,518
Weingarten Realty Investors	216,884	5,381
Winthrop Realty Trust*	35,149	10
Xenia Hotels & Resorts, Inc.	326,118	5,609

		302,011

Recreational Facilities & Services - 1.0%
International Speedway Corp., Class A	331,491	14,539
Marcus (The) Corp.	319,528	12,622

		27,161

Renewable Energy - 0.8%
Canadian Solar, Inc.*	23,436	336
EnerSys	86,454	6,710
Green Plains, Inc.	219,795	2,882
Renewable Energy Group, Inc.*	148,298	3,811
REX American Resources Corp.*	108,414	7,384

		21,123

Retail - Consumer Staples - 0.2%
Ingles Markets, Inc., Class A	35,055	954
PriceSmart, Inc.	22,366	1,322
SpartanNash Co.	18,408	316
Village Super Market, Inc., Class A	38,861	1,039
Weis Markets, Inc.	27,012	1,291

		4,922

Retail - Discretionary - 4.0%
Abercrombie & Fitch Co., Class A	27,249	546
American Eagle Outfitters, Inc.	180,250	3,484
AutoNation, Inc.*	36,787	1,313
Beacon Roofing Supply, Inc.*	27,247	864
BMC Stock Holdings, Inc.*	283,971	4,396
Boot Barn Holdings, Inc.*	80,448	1,370
Caleres, Inc.	113,149	3,149
Chico’s FAS, Inc.	51,202	288
Children’s Place (The), Inc.	26,576	2,394
Citi Trends, Inc.	43,770	893
Conn’s, Inc.*	64,764	1,221
Dick’s Sporting Goods, Inc.	33,130	1,034
Dillard’s, Inc., Class A	9,805	591
DSW, Inc., Class A	400,939	9,903
Ethan Allen Interiors, Inc.	150,828	2,653
FirstCash, Inc.	119,621	8,655
Foot Locker, Inc.	48,558	2,583
Genesco, Inc.*	150,252	6,656
GMS, Inc.*	16,443	244
Group 1 Automotive, Inc.	257,783	13,590
Haverty Furniture Cos., Inc.	189,720	3,563
Hertz Global Holdings, Inc.*	33,675	460
La-Z-Boy, Inc.	292,242	8,098
Office Depot, Inc.	2,063,043	5,323
Party City Holdco, Inc.*	38,635	386

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Retail - Discretionary - 4.0% continued
Penske Automotive Group, Inc.	34,043	$1,373
Rush Enterprises, Inc., Class A	256,993	8,861
Shoe Carnival, Inc.	248,618	8,331
Sonic Automotive, Inc., Class A	413,065	5,684

		107,906

Semiconductors - 1.5%
Amkor Technology, Inc.*	898,425	5,894
Cirrus Logic, Inc.*	60,968	2,023
Cohu, Inc.	113,743	1,828
CTS Corp.	385,248	9,974
Diodes, Inc.*	121,668	3,925
FormFactor, Inc.*	120,407	1,697
II-VI, Inc.*	64,583	2,096
KEMET Corp.	22,678	398
Kulicke & Soffa Industries, Inc.	28,289	573
Nanometrics, Inc.*	9,519	260
Photronics, Inc.*	477,590	4,623
Power Integrations, Inc.	35,486	2,164
Semtech Corp.*	50,357	2,310
Vishay Intertechnology, Inc.	188,133	3,388

		41,153

Software - 0.4%
Digi International, Inc.*	101,975	1,029
Ebix, Inc.	57,060	2,428
Progress Software Corp.	142,662	5,063
Zynga, Inc., Class A*	312,719	1,229

		9,749

Specialty Finance - 2.0%
Air Lease Corp.	290,937	8,789
Encore Capital Group, Inc.*	152,754	3,590
Enova International, Inc.*	69,778	1,358
Essent Group Ltd.*	39,303	1,343
First American Financial Corp.	137,303	6,129
GATX Corp.	171,581	12,150
Marlin Business Services Corp.	17,074	381
MGIC Investment Corp.*	1,235,600	12,924
Nelnet, Inc., Class A	54,290	2,842
Ocwen Financial Corp.*	123,723	166
Walker & Dunlop, Inc.	12,336	533
World Acceptance Corp.*	24,397	2,495

		52,700

Technology Services - 2.5%
CACI International, Inc., Class A*	177,172	25,518
Conduent, Inc.*	84,331	896
CSG Systems International, Inc.	32,705	1,039
ICF International, Inc.	74,701	4,839
LiveRamp Holdings, Inc.*	279,437	10,795
ManTech International Corp., Class A	186,750	9,766
Perficient, Inc.*	186,749	4,157
Sykes Enterprises, Inc.*	144,016	3,562
TTEC Holdings, Inc.	24,471	699
Virtusa Corp.*	127,506	5,431

		66,702

Telecom - 0.9%
ATN International, Inc.	31,119	2,226
EchoStar Corp., Class A*	19,313	709
Iridium Communications, Inc.*	556,196	10,262
Shenandoah Telecommunications Co.	53,333	2,360
Telephone & Data Systems, Inc.	257,836	8,390
United States Cellular Corp.*	20,882	1,085

		25,032

Transportation & Logistics - 2.3%
ArcBest Corp.	86,072	2,949
Ardmore Shipping Corp.*	241,373	1,127
DHT Holdings, Inc.	807,668	3,166
Echo Global Logistics, Inc.*	111,935	2,276
Frontline Ltd.*	754,341	4,172
GasLog Ltd.	32,337	532
Genesee & Wyoming, Inc., Class A*	24,819	1,837
Marten Transport Ltd.	178,223	2,885
Matson, Inc.	17,006	545
Mobile Mini, Inc.	563,875	17,903
Navigator Holdings Ltd.*	217,162	2,041
Ryder System, Inc.	21,225	1,022
Saia, Inc.*	108,317	6,046
Schneider National, Inc., Class B	37,900	708
Ship Finance International Ltd.	1,241,541	13,073
Teekay Corp.	41,912	140
Werner Enterprises, Inc.	29,027	858

		61,280

Transportation Equipment - 0.2%
Greenbrier (The) Cos., Inc.	164,152	6,491
Wabash National Corp.	23,096	302

		6,793

Utilities - 6.3%
ALLETE, Inc.	124,940	9,523

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Utilities - 6.3% continued
Black Hills Corp.	162,491	$10,201
El Paso Electric Co.	122,022	6,117
IDACORP, Inc.	147,775	13,752
National Fuel Gas Co.	34,374	1,759
New Jersey Resources Corp.	236,700	10,810
NorthWestern Corp.	264,120	15,699
ONE Gas, Inc.	164,703	13,110
Ormat Technologies, Inc.	20,308	1,062
Otter Tail Corp.	204,958	10,174
Pattern Energy Group, Inc., Class A	234,500	4,367
PNM Resources, Inc.	438,809	18,031
Portland General Electric Co.	345,787	15,854
SJW Group	8,849	492
Southwest Gas Holdings, Inc.	303,457	23,215
Spire, Inc.	169,447	12,553
Unitil Corp.	45,700	2,314

		169,033

Waste & Environment Services & Equipment - 0.4%
Clean Harbors, Inc.*	22,638	1,117
ESCO Technologies, Inc.	73,624	4,855
Tetra Tech, Inc.	117,051	6,060

		12,032

Total Common Stocks (Cost $2,099,575)		2,631,577

MASTER LIMITED PARTNERSHIPS - 0.2%
Asset Management - 0.2%
Compass Diversified Holdings	368,488	4,588

Total Master Limited Partnerships (Cost $4,822)		4,588

RIGHTS - 0.0%
Chemicals - 0.0%
A. Schulman, Inc. (Contingent Value Rights)* (2)	237,199	474

Total Rights (Cost $475)		474

OTHER - 0.0%(1)
Escrow DLB Oil & Gas*	2,100	—

Total Other (Cost $—)		—

INVESTMENT COMPANIES - 1.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(3) (4)	34,086,224	$34,086

Total Investment Companies (Cost $34,086)		34,086

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
2.11%, 1/10/19(5) (6)	$11,909	$11,903

Total Short-Term Investments (Cost $11,903)		11,903

Total Investments - 100.0% (Cost $2,150,861)		2,682,628

Other Assets less Liabilities - 0.0%		281

NET ASSETS - 100.0%		$2,682,909

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Level 3 asset.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2018 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini Russell 2000 Index	734	$49,508	Long	3/19	$1,174

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	3.5%
Consumer Discretionary	9.6
Consumer Staples	2.5
Energy	5.2
Financials	28.9
Health Care	5.1
Industrials	13.2
Information Technology	10.7
Materials	4.2
Real Estate	10.7
Utilities	6.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Real Estate Investment Trusts	$302,001	$10	$—	$302,011
All Other Industries(1)	2,329,566	—	—	2,329,566

Total Common Stocks	2,631,567	10	—	2,631,577

Master Limited Partnerships(1)	4,588	—	—	4,588
Rights(1)	—	—	474	474
Investment Companies	34,086	—	—	34,086
Short-Term Investments	—	11,903	—	11,903

Total Investments	$2,670,241	$11,913	$474	$2,682,628

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,174	$—	$—	$1,174

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$50,643	$313,652	$330,209	$1,256	$34,086	34,086

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND	DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7%
Aerospace & Defense - 4.1%
Boeing (The) Co.	2,087	$673
General Dynamics Corp.	791	124
Lockheed Martin Corp.	1,190	312
United Technologies Corp.	700	75

		1,184

Apparel & Textile Products - 1.5%
Michael Kors Holdings Ltd.*	137	5
NIKE, Inc., Class B	3,529	262
VF Corp.	2,508	179

		446

Asset Management - 2.4%
Ameriprise Financial, Inc.	1,663	173
BlackRock, Inc.	23	9
Charles Schwab (The) Corp.	6,428	267
Franklin Resources, Inc.	2,785	83
T. Rowe Price Group, Inc.	1,701	157

		689

Automotive - 0.3%
Aptiv PLC	1,322	81

Banking - 5.8%
Bank of America Corp.	10,557	260
Citigroup, Inc.	13,122	683
Comerica, Inc.	422	29
Fifth Third Bancorp	5,845	137
First Republic Bank	380	33
JPMorgan Chase & Co.	5,365	524
SVB Financial Group*	130	25

		1,691

Biotechnology & Pharmaceuticals - 7.0%
AbbVie, Inc.	2,875	265
Amgen, Inc.	209	41
Biogen, Inc.*	678	204
Bristol-Myers Squibb Co.	550	29
Celgene Corp.*	115	7
Gilead Sciences, Inc.	3,350	210
Johnson & Johnson	2,351	303
Merck & Co., Inc.	10,108	772
Perrigo Co. PLC	1,083	42
Pfizer, Inc.	3,451	151
Zoetis, Inc.	117	10

		2,034

Chemicals - 1.5%
3M Co.	1,724	328
Avery Dennison Corp.	1,045	94
PPG Industries, Inc.	128	13

		435

Commercial Services - 1.4%
Ecolab, Inc.	1,163	171
ManpowerGroup, Inc.	2,367	154
Robert Half International, Inc.	1,368	78

		403

Consumer Products - 5.7%
Brown-Forman Corp., Class B	63	3
Clorox (The) Co.	1,067	164
Coca-Cola (The) Co.	1,533	73
Colgate-Palmolive Co.	2,661	158
Conagra Brands, Inc.	501	11
Herbalife Nutrition Ltd.*	494	29
Hershey (The) Co.	241	26
Kellogg Co.	2,256	129
Keurig Dr. Pepper, Inc.	722	18
Kimberly-Clark Corp.	1,408	160
PepsiCo, Inc.	4,200	464
Procter & Gamble (The) Co.	4,651	428

		1,663

Consumer Services - 0.1%
Graham Holdings Co., Class B	51	33

Distributors - Consumer Staples - 0.4%
Bunge Ltd.	2,019	108
Sysco Corp.	93	6

		114

Electrical Equipment - 1.5%
General Electric Co.	13,042	99
Ingersoll-Rand PLC	851	77
Lennox International, Inc.	401	88
Rockwell Automation, Inc.	1,131	170

		434

Gaming, Lodging & Restaurants - 1.6%
Darden Restaurants, Inc.	1,421	142
Domino’s Pizza, Inc.	238	59
Marriott International, Inc., Class A	1,433	156
McDonald’s Corp.	543	96

		453

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7% continued
Hardware - 6.4%
Apple, Inc.	7,142	$1,127
Cisco Systems, Inc.	4,543	197
F5 Networks, Inc.*	344	56
HP, Inc.	8,379	171
Motorola Solutions, Inc.	815	94
NetApp, Inc.	936	56
Xerox Corp.	1,534	30
Zebra Technologies Corp., Class A*	880	140

		1,871

Health Care Facilities & Services - 5.3%
AmerisourceBergen Corp.	1,806	134
Cardinal Health, Inc.	2,813	126
Cigna Corp.	1,615	307
CVS Health Corp.	1,081	71
HCA Healthcare, Inc.	1,263	157
Henry Schein, Inc.*	2,479	195
Humana, Inc.	655	188
McKesson Corp.	681	75
Premier, Inc., Class A*	3,759	140
UnitedHealth Group, Inc.	562	140

		1,533

Home & Office Products - 0.2%
Tempur Sealy International, Inc.*	463	19
Toll Brothers, Inc.	1,506	50

		69

Industrial Services - 0.3%
W.W. Grainger, Inc.	271	76

Institutional Financial Services - 1.4%
Bank of New York Mellon (The) Corp.	2,165	102
Goldman Sachs Group (The), Inc.	1,353	226
Morgan Stanley	881	35
State Street Corp.	477	30

		393

Insurance - 2.7%
Aflac, Inc.	3,321	151
Allstate (The) Corp.	2,346	194
Aon PLC	1,202	175
Loews Corp.	948	43
Marsh & McLennan Cos., Inc.	358	29
Travelers (The) Cos., Inc.	1,476	177
White Mountains Insurance Group Ltd.	5	4

		773

Iron & Steel - 0.4%
Nucor Corp.	2,315	120

Machinery - 1.9%
AGCO Corp.	603	33
Caterpillar, Inc.	2,725	346
Illinois Tool Works, Inc.	1,269	161
Toro (The) Co.	231	13

		553

Media - 6.4%
Alphabet, Inc., Class A*	928	970
Alphabet, Inc., Class C*	399	413
Comcast Corp., Class A	953	32
Facebook, Inc., Class A*	1,434	188
Sirius XM Holdings, Inc.	14,808	85
Walt Disney (The) Co.	1,610	176

		1,864

Medical Equipment & Devices - 2.9%
Agilent Technologies, Inc.	2,286	154
Hologic, Inc.*	2,585	106
IDEXX Laboratories, Inc.*	527	98
Medtronic PLC	354	32
Mettler-Toledo International, Inc.*	269	152
PerkinElmer, Inc.	1,489	117
Thermo Fisher Scientific, Inc.	368	83
Waters Corp.*	576	109

		851

Oil, Gas & Coal - 3.0%
ConocoPhillips	232	14
Exxon Mobil Corp.	3,131	214
Halliburton Co.	745	20
National Oilwell Varco, Inc.	2,078	53
ONEOK, Inc.	625	34
PBF Energy, Inc., Class A	4,296	140
Pioneer Natural Resources Co.	90	12
RPC, Inc.	6,973	69
Schlumberger Ltd.	3,941	142
Valero Energy Corp.	2,163	162
Williams (The) Cos., Inc.	1,225	27

		887

Passenger Transportation - 0.1%
Delta Air Lines, Inc.	146	8
Southwest Airlines Co.	156	7

		15

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7% continued
Real Estate - 0.1%
Jones Lang LaSalle, Inc.	300	$38

Real Estate Investment Trusts - 3.8%
American Tower Corp.	1,421	225
AvalonBay Communities, Inc.	865	150
Boston Properties, Inc.	848	95
Host Hotels & Resorts, Inc.	1,681	28
Kilroy Realty Corp.	771	48
Liberty Property Trust	4,243	178
Park Hotels & Resorts, Inc.	257	7
Prologis, Inc.	3,691	217
Public Storage	49	10
Senior Housing Properties Trust	4,802	56
Simon Property Group, Inc.	406	68
UDR, Inc.	396	16
Weyerhaeuser Co.	353	8

		1,106

Retail - Consumer Staples - 0.4%
Kroger (The) Co.	3,733	103
Target Corp.	105	7

		110

Retail - Discretionary - 7.5%
Best Buy Co., Inc.	3,110	165
eBay, Inc.*	3,576	100
Foot Locker, Inc.	3,848	205
Gap (The), Inc.	3,188	82
Home Depot (The), Inc.	4,575	786
Kohl’s Corp.	629	42
Lowe’s Cos., Inc.	3,378	312
Ross Stores, Inc.	214	18
Tiffany & Co.	1,149	92
TJX (The) Cos., Inc.	3,022	135
Tractor Supply Co.	1,075	90
Williams-Sonoma, Inc.	3,277	165

		2,192

Semiconductors - 3.4%
Applied Materials, Inc.	3,810	125
Intel Corp.	2,996	141
KLA-Tencor Corp.	252	22
Lam Research Corp.	87	12
NVIDIA Corp.	1,560	208
Texas Instruments, Inc.	5,139	486

		994

Software - 6.3%
Activision Blizzard, Inc.	960	45
athenahealth, Inc.*	888	117
Citrix Systems, Inc.	630	65
Electronic Arts, Inc.*	1,366	108
Intuit, Inc.	1,178	232
Manhattan Associates, Inc.*	783	33
Microsoft Corp.	10,102	1,026
Oracle Corp.	804	36
Veeva Systems, Inc., Class A*	427	38
VMware, Inc., Class A	944	129

		1,829

Specialty Finance - 5.2%
Ally Financial, Inc.	1,877	43
American Express Co.	3,592	342
Credit Acceptance Corp.*	70	27
Jack Henry & Associates, Inc.	255	32
Mastercard, Inc., Class A	4,572	863
Visa, Inc., Class A	1,146	151
Western Union (The) Co.	3,954	67

		1,525

Technology Services - 4.1%
Accenture PLC, Class A	2,975	420
Booz Allen Hamilton Holding Corp.	163	7
Broadridge Financial Solutions, Inc.	687	66
Cognizant Technology Solutions Corp., Class A	208	13
Conduent, Inc.*	1,006	11
FactSet Research Systems, Inc.	990	198
International Business Machines Corp.	2,756	313
S&P Global, Inc.	254	43
Teradata Corp.*	3,346	129

		1,200

Telecom - 0.6%
Verizon Communications, Inc.	3,205	180

Transportation & Logistics - 0.7%
Expeditors International of Washington, Inc.	2,794	190

Transportation Equipment - 0.8%
Allison Transmission Holdings, Inc.	572	25
Cummins, Inc.	1,460	195

		220

Utilities - 2.5%
CenterPoint Energy, Inc.	3,799	107

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND continued	DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.7% continued
Utilities - 2.5% continued
Consolidated Edison, Inc.	9	$1
Edison International	2,702	154
Exelon Corp.	5,767	260
NextEra Energy, Inc.	685	119
UGI Corp.	1,781	95

		736

Total Common Stocks (Cost $31,090)		28,985

INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(1) (2)	147,485	147

Total Investment Companies (Cost $147)		147

Total Investments - 100.2% (Cost $31,237)		29,132

Liabilities less Other Assets - (0.2%)		(56)

NET ASSETS - 100.0%		$29,076

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2018 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	7.6%
Consumer Discretionary	11.3
Consumer Staples	6.5
Energy	3.1
Financials	14.5
Health Care	15.8
Industrials	11.1
Information Technology	22.3
Materials	1.4
Real Estate	3.9
Utilities	2.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$28,985	$—	$—	$28,985
Investment Companies	147	—	—	147

Total Investments	$29,132	$—	$—	$29,132

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$—	$13,604	$13,457	$3	$147	147

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4%(1)
Australia - 0.0%
MMG Ltd.*	1,188,000	$505

Brazil - 4.6%
Ambev S.A.	2,149,160	8,520
Ambev S.A. ADR	92,154	361
Atacadao Distribuicao Comercio e Industria Ltda.*	185,800	871
B2W Cia Digital*	90,100	975
B3 S.A. - Brasil Bolsa Balcao*	977,482	6,752
Banco Bradesco S.A. (Brazillian Exchange)*	476,263	4,182
Banco do Brasil S.A.*	406,544	4,892
Banco Santander Brasil S.A.	191,836	2,125
Banco Santander Brasil S.A. ADR	3,583	40
BB Seguridade Participacoes S.A.	333,301	2,381
BR Malls Participacoes S.A.*	377,590	1,278
BRF S.A.*	251,220	1,432
CCR S.A.	572,000	1,661
Centrais Eletricas Brasileiras S.A.*	107,500	687
Cia de Saneamento Basico do Estado de Sao Paulo*	161,971	1,318
Cia Siderurgica Nacional S.A.*	290,890	646
Cielo S.A.	594,339	1,363
Cosan S.A.	77,147	668
Embraer S.A.	323,062	1,792
Engie Brasil Energia S.A.	94,247	805
Equatorial Energia S.A.	79,214	1,530
Fibria Celulose S.A.	118,917	2,066
Hypera S.A.*	167,258	1,308
IRB Brasil Resseguros S/A	53,200	1,146
JBS S.A.	463,036	1,380
Klabin S.A.	340,841	1,395
Kroton Educacional S.A.	679,852	1,552
Localiza Rent a Car S.A.*	241,087	1,848
Lojas Renner S.A.	339,914	3,731
M Dias Branco S.A.*	51,300	567
Magazine Luiza S.A.	37,000	1,725
Multiplan Empreendimentos Imobiliarios S.A.*	127,938	806
Natura Cosmeticos S.A.	93,214	1,080
Petrobras Distribuidora S.A.	168,300	1,115
Petroleo Brasileiro S.A. (Mexican Exchange)*	1,373,578	8,952
Petroleo Brasileiro S.A. ADR (New York Exchange)*	18,767	244
Porto Seguro S.A.	45,108	608
Raia Drogasil S.A.*	109,307	1,609
Rumo S.A.*	513,800	2,248
Sul America S.A.	97,185	718
Suzano Papel e Celulose S.A.	212,200	2,087
TIM Participacoes S.A.	406,036	1,252
Ultrapar Participacoes S.A.	172,224	2,343
Vale S.A.	1,507,669	19,924
WEG S.A.	395,624	1,788

		105,771

Chile - 1.0%
Aguas Andinas S.A., Class A	1,240,312	684
Banco de Chile	11,351,798	1,626
Banco de Credito e Inversiones S.A.	22,167	1,438
Banco Santander Chile	31,332,997	2,341
Cencosud S.A.	685,299	1,241
Cia Cervecerias Unidas S.A.	76,593	984
Colbun S.A.	3,808,137	766
Empresa Nacional de Telecomunicaciones S.A.	74,696	579
Empresas CMPC S.A.	586,997	1,872
Empresas COPEC S.A.	188,220	2,262
Enel Americas S.A.	13,614,596	2,406
Enel Chile S.A.	13,411,215	1,316
Enel Chile S.A. ADR	3,072	15
Itau CorpBanca	75,474,647	704
Latam Airlines Group S.A.	146,343	1,494
S.A.C.I. Falabella	349,183	2,558

		22,286

China - 25.5%
3SBio, Inc.(2)	617,000	782
51job, Inc. ADR*	12,230	764
58.com, Inc. ADR*	44,482	2,411
AAC Technologies Holdings, Inc.	354,500	2,038
AECC Aviation Power Co. Ltd., Class A	8,800	28
Agile Group Holdings Ltd.	752,000	875
Agricultural Bank of China Ltd., Class A	578,500	303
Agricultural Bank of China Ltd., Class H	13,906,367	6,059
Air China Ltd., Class A	16,900	19
Air China Ltd., Class H	862,705	744
Aisino Corp., Class A	7,500	25
Alibaba Group Holding Ltd. ADR*	615,837	84,413
Aluminum Corp. of China Ltd., Class H*	1,947,435	623
Angang Steel Co. Ltd., Class H	530,000	362
Anhui Conch Cement Co. Ltd., Class A	27,700	119

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4%(1) continued
China - 25.5% continued
Anhui Conch Cement Co. Ltd., Class H	591,075	$2,836
ANTA Sports Products Ltd.	515,432	2,451
Anxin Trust Co. Ltd., Class A	26,089	17
Autohome, Inc. ADR	27,926	2,185
AVIC Aircraft Co. Ltd., Class A	10,900	21
Avic Capital Co. Ltd., Class A	37,900	23
AviChina Industry & Technology Co. Ltd., Class H	1,025,313	646
BAIC Motor Corp. Ltd., Class H(2)	902,000	477
Baidu, Inc. ADR*	132,175	20,963
Bank of Beijing Co. Ltd., Class A	143,000	117
Bank of China Ltd., Class A	361,500	190
Bank of China Ltd., Class H	37,803,652	16,243
Bank of Communications Co. Ltd., Class A	298,700	253
Bank of Communications Co. Ltd., Class H	4,189,117	3,259
Bank of Hangzhou Co. Ltd., Class A	20,720	22
Bank of Jiangsu Co. Ltd., Class A	108,488	94
Bank of Nanjing Co. Ltd., Class A	34,796	33
Bank of Ningbo Co. Ltd., Class A	45,700	108
Bank of Shanghai Co. Ltd., Class A	74,370	122
Baoshan Iron & Steel Co. Ltd., Class A	125,696	119
Baozun, Inc. ADR*	17,613	514
BBMG Corp., Class H	1,185,000	375
Beijing Capital International Airport Co. Ltd., Class H	826,000	878
Beijing Tongrentang Co. Ltd., Class A	5,600	22
BOE Technology Group Co. Ltd., Class A	299,300	115
BYD Co. Ltd., Class A	15,900	118
BYD Co. Ltd., Class H	304,199	1,917
BYD Electronic International Co. Ltd.	346,500	430
CAR, Inc.*	389,000	289
CGN Power Co. Ltd., Class H(2)	5,134,000	1,214
Changjiang Securities Co. Ltd., Class A	25,000	19
China Cinda Asset Management Co. Ltd., Class H	3,916,000	952
China CITIC Bank Corp. Ltd., Class A	26,400	21
China CITIC Bank Corp. Ltd., Class H	4,248,286	2,573
China Coal Energy Co. Ltd., Class H	994,000	390
China Communications Construction Co. Ltd., Class A	11,000	18
China Communications Construction Co. Ltd., Class H	2,083,287	1,957
China Communications Services Corp. Ltd., Class H	1,119,035	929
China Conch Venture Holdings Ltd.	784,000	2,323
China Construction Bank Corp., Class A	44,500	41
China Construction Bank Corp., Class H	45,726,693	37,491
China Eastern Airlines Corp. Ltd., Class A	36,500	25
China Eastern Airlines Corp. Ltd., Class H	618,000	339
China Everbright Bank Co. Ltd., Class A	289,200	156
China Everbright Bank Co. Ltd., Class H	1,258,000	545
China Evergrande Group	1,242,411	3,692
China Film Co. Ltd., Class A	7,800	16
China Fortune Land Development Co. Ltd., Class A	31,500	117
China Galaxy Securities Co. Ltd., Class H	1,723,000	773
China Grand Automotive Services Co. Ltd., Class A	19,200	11
China Hongqiao Group Ltd.	1,048,500	593
China Huarong Asset Management Co. Ltd., Class H(2)	4,878,000	884
China Huishan Dairy Holdings Co. Ltd.* (3)	1,922,380	—
China International Capital Corp. Ltd., Class H(2)	504,800	940
China International Travel Service Corp. Ltd., Class A	13,300	117
China Life Insurance Co. Ltd., Class A	13,500	40
China Life Insurance Co. Ltd., Class H	3,546,544	7,500
China Literature Ltd.* (2)	90,200	414
China Longyuan Power Group Corp. Ltd., Class H	1,513,473	1,022
China Medical System Holdings Ltd.	657,000	612
China Merchants Bank Co. Ltd., Class A	153,279	565
China Merchants Bank Co. Ltd., Class H	1,856,433	6,752
China Merchants Securities Co. Ltd., Class A	52,900	104
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	42,600	108
China Minsheng Banking Corp. Ltd., Class A	269,840	226
China Minsheng Banking Corp. Ltd., Class H	2,937,154	2,024
China Molybdenum Co. Ltd., Class A	166,200	91

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4%(1) continued
China - 25.5% continued
China Molybdenum Co. Ltd., Class H	1,836,000	$667
China National Building Material Co. Ltd., Class H	1,868,000	1,265
China National Chemical Engineering Co. Ltd., Class A	19,700	15
China National Nuclear Power Co. Ltd., Class A	103,398	79
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	13,600	17
China Oilfield Services Ltd., Class H	892,757	763
China Oriental Group Co. Ltd.	530,000	312
China Pacific Insurance Group Co. Ltd., Class A	47,700	198
China Pacific Insurance Group Co. Ltd., Class H	1,259,737	4,051
China Petroleum & Chemical Corp., Class A	184,600	136
China Petroleum & Chemical Corp., Class H	12,152,628	8,683
China Railway Construction Corp. Ltd., Class A	78,600	126
China Railway Construction Corp. Ltd., Class H	954,000	1,325
China Railway Group Ltd., Class H	1,810,827	1,654
China Railway Signal & Communication Corp. Ltd., Class H(2)	730,000	511
China Reinsurance Group Corp. Class H	2,808,000	573
China Resources Pharmaceutical Group Ltd.(2)	763,500	998
China Shenhua Energy Co. Ltd., Class A	28,100	74
China Shenhua Energy Co. Ltd., Class H	1,625,136	3,540
China Shipbuilding Industry Co. Ltd., Class A	200,100	124
China Shipbuilding Industry Group Power Co. Ltd., Class A	6,100	20
China Southern Airlines Co. Ltd., Class A	83,900	82
China Southern Airlines Co. Ltd., Class H	894,530	547
China State Construction Engineering Corp. Ltd., Class A	315,680	264
China Telecom Corp. Ltd., Class H	6,594,339	3,356
China Tower Corp. Ltd., Class H* (2)	18,950,000	3,572
China United Network Communications Ltd., Class A	219,100	165
China Vanke Co. Ltd., Class A	72,200	252
China Vanke Co. Ltd., Class H	601,172	2,024
China Yangtze Power Co. Ltd., Class A	111,600	259
China Zhongwang Holdings Ltd.	828,800	366
Chongqing Changan Automobile Co. Ltd., Class A	14,900	14
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,236,434	660
CIFI Holdings Group Co. Ltd.	1,686,605	888
CITIC Securities Co. Ltd., Class A	68,900	161
CITIC Securities Co. Ltd., Class H	1,096,000	1,896
CNOOC Ltd.	8,493,433	13,013
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	624,000	310
COSCO SHIPPING Holdings Co. Ltd., Class A*	33,500	20
COSCO SHIPPING Holdings Co. Ltd., Class H*	1,264,000	473
Country Garden Holdings Co. Ltd.	3,623,303	4,365
Country Garden Services Holdings Co. Ltd.*	479,000	754
CRRC Corp. Ltd., Class A	146,491	194
CRRC Corp. Ltd., Class H	1,999,991	1,943
CSPC Pharmaceutical Group Ltd.	2,222,000	3,176
Ctrip.com International Ltd. ADR*	195,583	5,292
Dali Foods Group Co. Ltd.(2)	1,007,500	743
Daqin Railway Co. Ltd., Class A	95,000	114
Datang International Power Generation Co. Ltd., Class H	996,000	234
Dongfeng Motor Group Co. Ltd., Class H	1,313,169	1,183
Dongxing Securities Co. Ltd., Class A	9,200	13
Dongxu Optoelectronic Technology Co. Ltd., Class A	21,100	14
ENN Energy Holdings Ltd.	374,779	3,304
Everbright Securities Co. Ltd., Class A	16,698	21
Fangda Carbon New Material Co. Ltd., Class A	7,700	19
Focus Media Information Technology Co. Ltd., Class A	128,200	99
Foshan Haitian Flavouring & Food Co. Ltd., Class A	16,387	164
Fosun International Ltd.	1,217,865	1,782
Founder Securities Co. Ltd., Class A	34,400	27

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4%(1) continued
China - 25.5% continued
Future Land Development Holdings Ltd.	868,000	$588
Fuyao Glass Industry Group Co. Ltd., Class A	6,892	23
Fuyao Glass Industry Group Co. Ltd., Class H(2)	249,200	791
GD Power Development Co. Ltd., Class A	202,500	75
GDS Holdings Ltd. ADR*	28,399	656
Geely Automobile Holdings Ltd.	2,359,641	4,177
Gemdale Corp., Class A	17,400	24
Genscript Biotech Corp.*	452,000	599
GF Securities Co. Ltd., Class A	54,793	102
GF Securities Co. Ltd., Class H	704,200	957
Giant Network Group Co. Ltd., Class A	5,100	14
GoerTek, Inc., Class A	12,100	12
GOME Retail Holdings Ltd.*	5,486,970	453
Great Wall Motor Co. Ltd., Class H	1,505,296	852
Gree Electric Appliances, Inc. of Zhuhai, Class A*	20,000	104
Greenland Holdings Corp. Ltd., Class A	32,700	29
Greentown China Holdings Ltd.	425,000	316
Greentown Service Group Co. Ltd.	496,000	377
Guangzhou Automobile Group Co. Ltd., Class H	1,339,664	1,324
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	5,900	31
Guangzhou R&F Properties Co. Ltd., Class H	444,014	665
Guosen Securities Co. Ltd., Class A	17,400	21
Guotai Junan Securities Co. Ltd., Class A	46,900	105
Guotai Junan Securities Co. Ltd., Class H(2)	301,000	607
Haitian International Holdings Ltd.	311,000	596
Haitong Securities Co. Ltd., Class A	75,500	97
Haitong Securities Co. Ltd., Class H	1,447,633	1,374
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	68,500	259
Han’s Laser Technology Industry Group Co. Ltd., Class A	4,500	20
Henan Shuanghui Investment & Development Co. Ltd., Class A	10,700	37
Hengan International Group Co. Ltd.	346,898	2,516
HengTen Networks Group Ltd.*	10,816,000	326
Hengtong Optic-electric Co. Ltd., Class A	7,560	19
Hua Hong Semiconductor Ltd.(2)	201,000	367
Huadian Power International Corp. Ltd., Class H	824,000	372
Huadong Medicine Co. Ltd., Class A	6,000	23
Huaneng Power International, Inc., Class H	1,936,501	1,224
Huaneng Renewables Corp. Ltd., Class H	2,300,357	613
Huatai Securities Co. Ltd., Class A	39,000	92
Huatai Securities Co. Ltd., Class H(2)	790,400	1,255
Huaxia Bank Co. Ltd., Class A	112,690	121
Huayu Automotive Systems Co. Ltd., Class A	12,800	34
Huazhu Group Ltd. ADR	63,566	1,820
Hubei Biocause Pharmaceutical Co. Ltd., Class A	18,300	15
Hundsun Technologies, Inc., Class A	2,500	19
Iflytek Co. Ltd., Class A	8,800	32
Industrial & Commercial Bank of China Ltd., Class A	421,200	326
Industrial & Commercial Bank of China Ltd., Class H	33,028,023	23,440
Industrial Bank Co. Ltd., Class A	163,100	356
Industrial Securities Co. Ltd., Class A	28,600	19
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	158,400	34
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	42,500	142
Inner Mongolia Yitai Coal Co. Ltd., Class B	524,100	619
JD.com, Inc. ADR*	347,489	7,273
Jiangsu Expressway Co. Ltd., Class H	596,000	828
Jiangsu Hengrui Medicine Co. Ltd., Class A	27,395	212
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	11,100	153
Jiangxi Copper Co. Ltd., Class A	8,099	16
Jiangxi Copper Co. Ltd., Class H	613,000	719
Jiangxi Ganfeng Lithium Co. Ltd., Class A	3,000	10
Kaisa Group Holdings Ltd.*	1,053,000	333
Kangmei Pharmaceutical Co. Ltd., Class A	21,088	28

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4%(1) continued
China - 25.5% continued
Kingdee International Software Group Co. Ltd.	1,094,000	$954
Kingsoft Corp. Ltd.	397,903	575
Kweichow Moutai Co. Ltd., Class A	9,395	807
KWG Group Holdings Ltd.*	609,500	534
Legend Holdings Corp., Class H(2)	188,200	491
Lenovo Group Ltd.	3,434,000	2,302
Logan Property Holdings Co. Ltd.	666,000	829
Longfor Group Holdings Ltd.	714,731	2,140
LONGi Green Energy Technology Co. Ltd., Class A	8,798	22
Luxshare Precision Industry Co. Ltd., Class A	16,900	35
Luye Pharma Group Ltd.(2)	558,500	385
Luzhou Laojiao Co. Ltd., Class A	6,000	35
Maanshan Iron & Steel Co. Ltd., Class H	804,000	352
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	13,080	28
Meitu, Inc.* (2)	853,500	237
Metallurgical Corp. of China Ltd., Class A	177,500	80
Metallurgical Corp. of China Ltd., Class H	1,457,000	351
Midea Group Co. Ltd., Class A	51,900	280
Momo, Inc. ADR*	68,663	1,631
Muyuan Foodstuff Co. Ltd., Class A	7,380	31
NARI Technology Co. Ltd., Class A	26,585	72
NetEase, Inc. ADR	36,968	8,701
New China Life Insurance Co. Ltd., Class A	18,500	114
New China Life Insurance Co. Ltd., Class H	371,052	1,460
New Oriental Education & Technology Group, Inc. ADR*	67,994	3,727
Noah Holdings Ltd. ADR*	14,220	616
O-film Tech Co. Ltd., Class A	11,000	15
Orient Securities Co. Ltd., Class A	24,787	29
People’s Insurance Co. Group of China (The) Ltd., Class H	3,517,535	1,404
Perfect World Co. Ltd., Class A	3,600	15
PetroChina Co. Ltd., Class A	113,100	119
PetroChina Co. Ltd., Class H	10,085,438	6,235
PICC Property & Casualty Co. Ltd., Class H	3,301,359	3,361
Ping An Bank Co. Ltd., Class A	129,300	177
Ping An Insurance Group Co. of China Ltd., Class A	79,935	656
Ping An Insurance Group Co. of China Ltd., Class H	2,479,906	21,775
Poly Developments and Holdings Group Co. Ltd., Class A	80,400	138
Postal Savings Bank of China Co. Ltd., Class H(2)	1,390,000	730
Power Construction Corp. of China Ltd., Class A	40,000	28
Qingdao Haier Co. Ltd., Class A	54,597	111
RiseSun Real Estate Development Co. Ltd., Class A	16,400	19
Rongsheng Petro Chemical Co. Ltd., Class A	12,500	18
SAIC Motor Corp. Ltd., Class A	59,493	232
Sanan Optoelectronics Co. Ltd., Class A	17,100	28
Sany Heavy Industry Co. Ltd., Class A	31,100	38
SDIC Power Holdings Co. Ltd., Class A	68,100	80
Seazen Holdings Co. Ltd., Class A	9,294	32
Semiconductor Manufacturing International Corp.*	1,395,500	1,209
Shaanxi Coal Industry Co. Ltd., Class A	25,600	28
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	3,120	11
Shandong Gold Mining Co. Ltd., Class A	7,097	31
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,004,116	807
Shanghai Electric Group Co. Ltd., Class A	34,400	25
Shanghai Electric Group Co. Ltd., Class H	1,360,000	433
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	8,200	28
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	268,500	781
Shanghai International Airport Co. Ltd., Class A	3,900	29
Shanghai International Port Group Co. Ltd., Class A	90,900	69
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	453,334	578
Shanghai Oriental Pearl Group Co. Ltd., Class A	13,780	21

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4%(1) continued
China - 25.5% continued
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	7,000	$17
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	382,947	775
Shanghai Pudong Development Bank Co. Ltd., Class A	228,592	327
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	3,600	18
Shenwan Hongyuan Group Co. Ltd., Class A	172,500	103
Shenzhen Overseas Chinese Town Co. Ltd., Class A	31,800	30
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	3,500	11
Shenzhou International Group Holdings Ltd.	359,000	4,039
Shui On Land Ltd.	1,720,500	381
Sichuan Chuantou Energy Co. Ltd., Class A	17,100	22
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	6,000	18
Sihuan Pharmaceutical Holdings Group Ltd.	1,898,000	333
SINA Corp.*	29,875	1,602
Sino-Ocean Group Holding Ltd.	1,524,548	666
Sinopec Engineering Group Co. Ltd., Class H	649,500	530
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,648,005	717
Sinopharm Group Co. Ltd., Class H	575,914	2,411
Sinotrans Ltd., Class H	1,024,000	441
Sinotruk Hong Kong Ltd.	347,000	525
SOHO China Ltd.*	1,050,278	375
Sunac China Holdings Ltd.	1,154,000	3,711
Suning.com Co. Ltd., Class A	60,700	87
Sunny Optical Technology Group Co. Ltd.	338,325	2,968
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	10,200	12
TAL Education Group ADR*	169,854	4,532
Tasly Pharmaceutical Group Co. Ltd., Class A	5,460	15
Tencent Holdings Ltd.	2,715,589	107,643
Tianma Microelectronics Co. Ltd., Class A	8,100	12
Tianqi Lithium Corp., Class A	9,700	42
Tingyi Cayman Islands Holding Corp.	948,435	1,256
Tong Ren Tang Technologies Co. Ltd., Class H	271,000	353
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	7,200	15
Tongwei Co. Ltd., Class A	16,000	19
TravelSky Technology Ltd., Class H	426,000	1,084
Tsingtao Brewery Co. Ltd., Class A	2,800	14
Tsingtao Brewery Co. Ltd., Class H	175,767	711
Uni-President China Holdings Ltd.	658,000	568
Unisplendour Corp. Ltd., Class A	2,800	13
Vipshop Holdings Ltd. ADR*	208,334	1,137
Want Want China Holdings Ltd.	2,398,870	1,669
Weibo Corp. ADR*	26,439	1,545
Weichai Power Co. Ltd., Class A	26,200	29
Weichai Power Co. Ltd., Class H	943,812	1,070
Wuliangye Yibin Co. Ltd., Class A	30,100	223
Wuxi Biologics Cayman, Inc.* (2)	230,000	1,455
Xinhu Zhongbao Co. Ltd., Class A	31,900	14
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	11,800	17
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	304,400	269
Xinyi Solar Holdings Ltd.	1,505,333	526
Yanzhou Coal Mining Co. Ltd., Class H	907,138	727
Yihai International Holding Ltd.	235,000	572
Yonghui Superstores Co. Ltd., Class A	39,700	45
Yonyou Network Technology Co. Ltd., Class A	20,500	64
Yum China Holdings, Inc.	173,432	5,815
Yunnan Baiyao Group Co. Ltd., Class A	4,400	47
Yuzhou Properties Co. Ltd.	678,124	278
YY, Inc. ADR*	23,659	1,416
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,593	33
Zhaojin Mining Industry Co. Ltd., Class H	511,000	521
Zhejiang Chint Electrics Co. Ltd., Class A	8,694	31
Zhejiang Dahua Technology Co. Ltd., Class A	12,200	21
Zhejiang Expressway Co. Ltd., Class H	701,294	610
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,500	15
Zhejiang Longsheng Group Co. Ltd., Class A	12,700	18

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4%(1) continued
China - 25.5% continued
Zhejiang Zheneng Electric Power Co. Ltd., Class A	34,200	$24
Zhengzhou Yutong Bus Co. Ltd., Class A	9,000	16
ZhongAn Online P&C Insurance Co. Ltd., Class H* (2)	112,100	355
Zhongsheng Group Holdings Ltd.	284,000	564
Zhuzhou CRRC Times Electric Co. Ltd., Class H	254,874	1,415
Zijin Mining Group Co. Ltd., Class A	169,200	82
Zijin Mining Group Co. Ltd., Class H	2,602,162	984
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	30,300	16
ZTE Corp., Class A*	35,400	102
ZTE Corp., Class H*	378,317	706

		590,437

Colombia - 0.3%
Bancolombia S.A.	106,592	996
Cementos Argos S.A.	229,596	492
Ecopetrol S.A.	2,334,783	1,864
Grupo Argos S.A.	141,836	737
Grupo de Inversiones Suramericana S.A. (Mexican Exchange)	113,760	1,124
Interconexion Electrica S.A. ESP	216,318	928

		6,141

Czech Republic - 0.2%
CEZ A.S.	75,283	1,796
Komercni banka A.S.	36,718	1,385
Moneta Money Bank A.S.(2)	237,740	767

		3,948

Egypt - 0.1%
Commercial International Bank Egypt S.A.E.	490,221	2,028
Eastern Tobacco	432,935	393
ElSewedy Electric Co.	364,919	365

		2,786

Greece - 0.2%
Alpha Bank A.E.*	642,562	806
FF Group*	18,664	103
Hellenic Telecommunications Organization S.A.	116,068	1,266
JUMBO S.A.	53,364	778
Motor Oil Hellas Corinth Refineries S.A.	28,686	689
OPAP S.A.	108,701	944
Titan Cement Co. S.A.	21,870	486

		5,072

Hong Kong - 4.3%
Alibaba Health Information Technology Ltd.*	1,658,000	1,331
Alibaba Pictures Group Ltd.*	6,800,000	1,140
Beijing Enterprises Holdings Ltd.	230,271	1,214
Beijing Enterprises Water Group Ltd.*	2,565,886	1,310
Brilliance China Automotive Holdings Ltd.	1,453,944	1,072
China Agri-Industries Holdings Ltd.	1,064,000	377
China Ding Yi Feng Holdings Ltd.*	440,000	1,178
China Everbright International Ltd.	1,553,629	1,383
China Everbright Ltd.	459,110	809
China First Capital Group Ltd.*	1,500,000	850
China Gas Holdings Ltd.	844,695	2,989
China Jinmao Holdings Group Ltd.	2,325,791	1,038
China Mengniu Dairy Co. Ltd.*	1,313,870	4,061
China Merchants Port Holdings Co. Ltd.	644,938	1,164
China Mobile Ltd. (Hong Kong Exchange)	2,921,508	28,155
China Overseas Land & Investment Ltd.	1,813,695	6,242
China Power International Development Ltd.	2,155,000	488
China Resources Beer Holdings Co. Ltd.	700,948	2,429
China Resources Cement Holdings Ltd.	1,176,000	1,045
China Resources Gas Group Ltd.	431,958	1,700
China Resources Land Ltd.	1,317,432	5,030
China Resources Power Holdings Co. Ltd.	913,735	1,750
China State Construction International Holdings Ltd.	977,600	773
China Taiping Insurance Holdings Co. Ltd.	779,504	2,118
China Traditional Chinese Medicine Holdings Co. Ltd.	1,102,000	637
China Travel International Investment Hong Kong Ltd.	1,120,000	297
China Unicom Hong Kong Ltd.	2,874,494	3,053
CITIC Ltd.	2,748,803	4,288
COSCO SHIPPING Ports Ltd.	822,108	805
Far East Horizon Ltd.	1,056,000	1,065
Fullshare Holdings Ltd.*	3,435,000	787
Guangdong Investment Ltd.	1,408,514	2,713

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4%(1) continued
Hong Kong - 4.3% continued
Haier Electronics Group Co. Ltd.*	576,000	$1,405
Hutchison China MediTech Ltd. ADR*	26,300	607
Jiayuan International Group Ltd.	473,368	874
Kingboard Holdings Ltd.	337,000	891
Kingboard Laminates Holdings Ltd.	525,500	434
Kunlun Energy Co. Ltd.	1,565,230	1,648
Lee & Man Paper Manufacturing Ltd.	713,000	600
Nine Dragons Paper Holdings Ltd.	801,923	736
Shanghai Industrial Holdings Ltd.	243,043	490
Shenzhen International Holdings Ltd.	458,000	877
Shenzhen Investment Ltd.	1,584,000	525
Shimao Property Holdings Ltd.	559,903	1,481
Sino Biopharmaceutical Ltd.	3,298,500	2,148
SSY Group Ltd.	706,000	525
Sun Art Retail Group Ltd.	1,165,500	1,190
Towngas China Co. Ltd.*	406,771	300
Yuexiu Property Co. Ltd.	3,402,000	623

		98,645

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	175,728	1,929
OTP Bank Nyrt.	105,891	4,271
Richter Gedeon Nyrt.	67,564	1,309

		7,509

India - 9.2%
Adani Ports & Special Economic Zone Ltd.	242,287	1,343
Ambuja Cements Ltd.	291,987	941
Ashok Leyland Ltd.	580,277	849
Asian Paints Ltd.	135,588	2,672
Aurobindo Pharma Ltd.	123,098	1,290
Avenue Supermarts Ltd.* (2)	58,447	1,345
Axis Bank Ltd.*	858,091	7,634
Bajaj Auto Ltd.	39,740	1,546
Bajaj Finance Ltd.	81,796	3,084
Bajaj Finserv Ltd.	17,904	1,656
Bharat Forge Ltd.	91,186	666
Bharat Petroleum Corp. Ltd.	361,326	1,873
Bharti Airtel Ltd.	660,963	2,951
Bharti Infratel Ltd.	168,020	624
Bosch Ltd.	3,482	979
Britannia Industries Ltd.	28,006	1,247
Cadila Healthcare Ltd.	99,403	495
Cipla Ltd.	163,485	1,215
Coal India Ltd.	318,152	1,097
Container Corp. of India Ltd.	78,245	771
Dabur India Ltd.	256,714	1,580
Divi’s Laboratories Ltd.	37,992	805
Dr. Reddy’s Laboratories Ltd.	43,096	1,621
Dr. Reddy’s Laboratories Ltd. ADR	11,905	449
Eicher Motors Ltd.	6,319	2,088
GAIL India Ltd.	379,775	1,957
Glenmark Pharmaceuticals Ltd.	69,538	689
Godrej Consumer Products Ltd.	169,644	1,964
Grasim Industries Ltd.	151,380	1,787
Havells India Ltd.	116,563	1,155
HCL Technologies Ltd.	266,144	3,670
Hero MotoCorp Ltd.	24,105	1,070
Hindalco Industries Ltd.	557,250	1,799
Hindustan Petroleum Corp. Ltd.	287,263	1,043
Hindustan Unilever Ltd.	307,716	8,006
Housing Development Finance Corp. Ltd.	762,474	21,503
ICICI Bank Ltd.	1,003,659	5,186
ICICI Bank Ltd. ADR	66,649	686
Indiabulls Housing Finance Ltd.	131,667	1,603
Indian Oil Corp. Ltd.	706,119	1,384
Infosys Ltd.	1,584,852	14,972
Infosys Ltd. ADR	73,405	699
InterGlobe Aviation Ltd.(2)	44,241	740
ITC Ltd.	1,622,884	6,549
JSW Steel Ltd.	402,264	1,767
Larsen & Toubro Ltd.	225,411	4,634
LIC Housing Finance Ltd.	145,720	1,020
Lupin Ltd.	100,097	1,209
Mahindra & Mahindra Financial Services Ltd.	143,194	972
Mahindra & Mahindra Ltd.	354,317	4,071
Marico Ltd.	217,136	1,159
Maruti Suzuki India Ltd.	50,548	5,391
Motherson Sumi Systems Ltd.	447,075	1,068
Nestle India Ltd.	11,170	1,776
NTPC Ltd.	944,986	2,020
Oil & Natural Gas Corp. Ltd.	682,336	1,463
Page Industries Ltd.	2,707	980
Petronet LNG Ltd.	295,300	947
Pidilite Industries Ltd.	59,841	948
Piramal Enterprises Ltd.	38,799	1,319
Power Grid Corp. of India Ltd.	741,896	2,111

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4%(1) continued
India - 9.2% continued
REC Ltd.	318,383	$556
Reliance Industries Ltd.	1,278,954	20,591
Reliance Industries Ltd. GDR(2)	37,435	1,192
Shree Cement Ltd.	4,121	1,018
Shriram Transport Finance Co. Ltd.	68,822	1,218
State Bank of India*	842,844	3,561
Sun Pharmaceutical Industries Ltd.	395,240	2,433
Tata Consultancy Services Ltd.	427,123	11,589
Tata Motors Ltd.*	763,963	1,886
Tata Power (The) Co. Ltd.	553,656	607
Tata Steel Ltd.	159,352	1,185
Tech Mahindra Ltd.	224,248	2,321
Titan Co. Ltd.	145,433	1,936
UltraTech Cement Ltd.	45,938	2,621
United Spirits Ltd.*	136,503	1,241
UPL Ltd.	171,994	1,865
Vedanta Ltd.	619,182	1,786
Vodafone Idea Ltd.*	914,549	493
Wipro Ltd.	532,634	2,518
Yes Bank Ltd.	813,284	2,123
Zee Entertainment Enterprises Ltd.	222,838	1,516

		214,394

Indonesia - 2.3%
Adaro Energy Tbk PT	7,031,320	594
Astra International Tbk PT	9,609,160	5,532
Bank Central Asia Tbk PT	4,673,892	8,449
Bank Danamon Indonesia Tbk PT	1,327,943	702
Bank Mandiri Persero Tbk PT	8,887,910	4,556
Bank Negara Indonesia Persero Tbk PT	3,605,209	2,205
Bank Rakyat Indonesia Persero Tbk PT	26,285,590	6,710
Bank Tabungan Negara Persero Tbk PT	1,952,000	345
Bukit Asam Tbk PT	1,372,800	410
Bumi Serpong Damai Tbk PT*	3,969,500	348
Charoen Pokphand Indonesia Tbk PT	3,496,935	1,760
Gudang Garam Tbk PT	229,515	1,334
Hanjaya Mandala Sampoerna Tbk PT	4,546,300	1,173
Indah Kiat Pulp & Paper Corp. Tbk PT	1,276,500	1,025
Indocement Tunggal Prakarsa Tbk PT	858,703	1,102
Indofood CBP Sukses Makmur Tbk PT	1,140,200	829
Indofood Sukses Makmur Tbk PT	2,080,371	1,079
Jasa Marga Persero Tbk PT	1,021,227	304
Kalbe Farma Tbk PT	9,574,580	1,012
Pabrik Kertas Tjiwi Kimia Tbk PT	686,500	531
Pakuwon Jati Tbk PT	7,768,800	335
Perusahaan Gas Negara Persero Tbk	5,172,112	762
Semen Indonesia Persero Tbk PT	1,398,855	1,118
Surya Citra Media Tbk PT	2,806,900	365
Telekomunikasi Indonesia Persero Tbk PT	23,862,562	6,229
Tower Bersama Infrastructure Tbk PT	972,000	243
Unilever Indonesia Tbk PT	726,428	2,298
United Tractors Tbk PT	785,571	1,495

		52,845

Malaysia - 2.4%
AirAsia Bhd.	737,200	528
Alliance Bank Malaysia Bhd.	501,400	488
AMMB Holdings Bhd.	726,837	762
Axiata Group Bhd.	1,292,418	1,225
British American Tobacco Malaysia Bhd.	72,000	627
CIMB Group Holdings Bhd.	2,252,578	3,113
Dialog Group Bhd.	1,769,544	1,328
DiGi.Com Bhd.	1,458,000	1,589
Fraser & Neave Holdings Bhd.	64,500	520
Gamuda Bhd.	940,200	531
Genting Bhd.	1,003,400	1,482
Genting Malaysia Bhd.	1,414,200	1,034
Genting Plantations Bhd.	124,100	296
HAP Seng Consolidated Bhd.	308,400	734
Hartalega Holdings Bhd.	638,500	950
Hong Leong Bank Bhd.	299,398	1,476
Hong Leong Financial Group Bhd.	113,128	508
IHH Healthcare Bhd.	1,132,600	1,469
IJM Corp. Bhd.	1,391,040	544
IOI Corp. Bhd.	917,240	988
IOI Properties Group Bhd.	778,960	291
Kuala Lumpur Kepong Bhd.	206,750	1,236
Malayan Banking Bhd.	1,830,409	4,201
Malaysia Airports Holdings Bhd.	419,493	852
Maxis Bhd.	1,132,251	1,464
MISC Bhd.	546,660	887
Nestle Malaysia Bhd.	26,600	948
Petronas Chemicals Group Bhd.	1,135,100	2,549
Petronas Dagangan Bhd.	97,800	626
Petronas Gas Bhd.	323,800	1,502
PPB Group Bhd.	254,100	1,080
Press Metal Aluminium Holdings Bhd.	626,700	733
Public Bank Bhd.	1,387,361	8,299

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4%(1) continued
Malaysia - 2.4% continued
QL Resources Bhd.	261,500	$429
RHB Bank Bhd.	492,046	629
RHB Capital Bhd.* (3)	297,992	—
Sime Darby Bhd.	1,123,528	653
Sime Darby Plantation Bhd.	1,028,328	1,178
Sime Darby Property Bhd.	1,507,928	363
SP Setia Bhd. Group	764,209	431
Telekom Malaysia Bhd.	548,486	353
Tenaga Nasional Bhd.	1,480,450	4,856
Top Glove Corp. Bhd.	686,700	933
Westports Holdings Bhd.	517,000	453
YTL Corp. Bhd.	1,605,295	392

		55,530

Mexico - 2.7%
Alfa S.A.B. de C.V., Series A	1,413,380	1,682
Alsea S.A.B. de C.V.	246,000	641
America Movil S.A.B. de C.V., Series L	16,008,806	11,397
Arca Continental S.A.B. de C.V.	213,784	1,195
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, Series B	842,895	1,045
Cemex S.A.B. de C.V., Series CPO*	6,891,178	3,331
Coca-Cola Femsa S.A.B. de C.V., Series L	249,422	1,514
El Puerto de Liverpool S.A.B. de C.V., Series C1	93,270	599
Fibra Uno Administracion S.A. de C.V.	1,619,901	1,801
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	928,577	7,985
Gruma S.A.B. de C.V., Series B	100,685	1,137
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B	168,952	1,377
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	99,670	1,503
Grupo Bimbo S.A.B. de C.V., Series A	786,928	1,570
Grupo Carso S.A.B. de C.V., Series A1	216,073	774
Grupo Financiero Banorte S.A.B. de C.V., Series O	1,232,018	6,014
Grupo Financiero Inbursa S.A.B. de C.V., Series O	1,107,643	1,599
Grupo Mexico S.A.B. de C.V., Series B	1,675,736	3,459
Grupo Televisa S.A.B., Series CPO	1,159,714	2,916
Industrias Penoles S.A.B. de C.V.	67,772	828
Infraestructura Energetica Nova S.A.B. de C.V.	249,200	926
Kimberly-Clark de Mexico S.A.B. de C.V., Series A*	734,527	1,170
Megacable Holdings S.A.B. de C.V., Series CPO	140,500	629
Mexichem S.A.B. de C.V.	489,680	1,244
Promotora y Operadora de Infraestructura S.A.B. de C.V.	110,770	1,059
Wal-Mart de Mexico S.A.B. de C.V.	2,480,337	6,308

		63,703

Pakistan - 0.0%
Habib Bank Ltd.	320,300	278
MCB Bank Ltd.	207,600	289
Oil & Gas Development Co. Ltd.	318,700	294

		861

Peru - 0.4%
Cia de Minas Buenaventura S.A.A. ADR	82,900	1,345
Credicorp Ltd.	32,269	7,153
Southern Copper Corp.	39,819	1,225

		9,723

Philippines - 1.1%
Aboitiz Equity Ventures, Inc.	946,929	994
Aboitiz Power Corp.	716,244	478
Alliance Global Group, Inc.	2,015,324	457
Ayala Corp.	117,647	2,013
Ayala Land, Inc.	3,519,580	2,724
Bank of the Philippine Islands	426,546	762
BDO Unibank, Inc.	930,919	2,321
DMCI Holdings, Inc.	1,900,900	463
Globe Telecom, Inc.	16,225	586
GT Capital Holdings, Inc.	41,388	767
International Container Terminal Services, Inc.	234,500	446
JG Summit Holdings, Inc.	1,379,291	1,461
Jollibee Foods Corp.	208,843	1,159
Manila Electric Co.	110,530	798
Megaworld Corp.	5,581,300	504
Metro Pacific Investments Corp.	7,103,400	627
Metropolitan Bank & Trust Co.	729,195	1,122
PLDT, Inc.	41,830	896
Robinsons Land Corp.	928,670	356
Security Bank Corp.	104,660	309
SM Investments Corp.	113,177	1,974

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4%(1) continued
Philippines - 1.1% continued
SM Prime Holdings, Inc.	4,763,713	$3,243
Universal Robina Corp.	417,750	1,009

		25,469

Poland - 1.2%
Alior Bank S.A.*	43,771	621
Bank Handlowy w Warszawie S.A.	16,521	305
Bank Millennium S.A.*	282,209	670
Bank Polska Kasa Opieki S.A.	80,788	2,351
CCC S.A.	14,136	734
CD Projekt S.A.*	31,760	1,233
Cyfrowy Polsat S.A.*	125,209	754
Dino Polska S.A.* (2)	22,620	578
Grupa Lotos S.A.	43,185	1,021
Jastrzebska Spolka Weglowa S.A.*	26,841	482
KGHM Polska Miedz S.A.*	66,491	1,582
LPP S.A.	618	1,296
mBank S.A.	7,333	832
Orange Polska S.A.*	324,036	414
PGE Polska Grupa Energetyczna S.A.*	395,174	1,060
Polski Koncern Naftowy ORLEN S.A.	142,031	4,108
Polskie Gornictwo Naftowe i Gazownictwo S.A.	816,155	1,508
Powszechna Kasa Oszczednosci Bank Polski S.A.	416,664	4,391
Powszechny Zaklad Ubezpieczen S.A.	286,496	3,368
Santander Bank Polska S.A.	16,504	1,589

		28,897

Qatar - 1.1%
Barwa Real Estate Co.	86,498	948
Commercial Bank (The) PQSC	93,791	1,014
Ezdan Holding Group QSC*	373,612	1,331
Industries Qatar QSC	87,075	3,192
Masraf Al Rayan QSC	171,247	1,960
Ooredoo QPSC	39,091	805
Qatar Electricity & Water Co. QSC	23,964	1,216
Qatar Insurance Co. S.A.Q.	76,537	754
Qatar Islamic Bank S.A.Q.	54,877	2,292
Qatar National Bank QPSC	214,648	11,486

		24,998

Romania - 0.1%
NEPI Rockcastle PLC	180,756	1,416

Russia - 3.5%
Alrosa PJSC	1,245,071	1,747
Gazprom PJSC	1,531,204	3,362
Gazprom PJSC ADR (OTC Exchange)	1,760,373	7,786
Inter RAO UES PJSC	14,711,000	820
LUKOIL PJSC	99,289	7,062
LUKOIL PJSC ADR	132,161	9,434
Magnit PJSC	2,287	114
Magnit PJSC GDR (Registered)	159,595	2,032
Magnitogorsk Iron & Steel Works PJSC	1,099,500	676
MMC Norilsk Nickel PJSC	17,709	3,323
MMC Norilsk Nickel PJSC ADR	124,916	2,344
Mobile TeleSystems PJSC ADR	234,880	1,644
Moscow Exchange MICEX-RTS PJSC	659,296	760
Novatek PJSC GDR (Registered)	43,152	7,369
Novolipetsk Steel PJSC	576,330	1,299
PhosAgro PJSC GDR (Registered)	53,602	683
Polymetal International PLC	86,210	911
Polyus PJSC	12,525	969
Rosneft Oil Co. PJSC	176,095	1,076
Rosneft Oil Co. PJSC GDR (Registered)	381,199	2,353
Sberbank of Russia PJSC	5,064,662	13,557
Sberbank of Russia PJSC (Moscow Exchange)	56,000	150
Severstal PJSC	47,540	640
Severstal PJSC GDR (Registered)	51,413	702
Surgutneftegas PJSC (Moscow Exchange)	1,120,167	431
Surgutneftegas PJSC ADR (London Exchange)	234,826	891
Tatneft PJSC	377,742	4,000
Tatneft PJSC ADR	1,663	104
Tatneft PJSC ADR (OTC Exchange)	55,804	3,511
VTB Bank PJSC	907,036,738	441
VTB Bank PJSC GDR(2)	11,036	11
VTB Bank PJSC GDR (Registered)	337,061	373
X5 Retail Group N.V. GDR (Registered)	59,179	1,483

		82,058

Singapore - 0.0%
BOC Aviation Ltd.(2)	101,700	748

South Africa - 6.0%
Absa Group Ltd.	340,312	3,799
Anglo American Platinum Ltd.	26,031	972
AngloGold Ashanti Ltd.	197,920	2,496
Aspen Pharmacare Holdings Ltd.	184,273	1,729
Bid Corp. Ltd.	158,137	2,905

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4%(1) continued
South Africa - 6.0% continued
Bidvest Group (The) Ltd.	162,935	$2,345
Capitec Bank Holdings Ltd.	18,926	1,464
Clicks Group Ltd.	121,347	1,610
Discovery Ltd.	170,617	1,882
Exxaro Resources Ltd.	117,868	1,129
FirstRand Ltd.	1,594,249	7,264
Fortress REIT Ltd., Class A	526,457	667
Fortress REIT Ltd., Class B	367,025	369
Foschini Group (The) Ltd.	105,421	1,208
Gold Fields Ltd.	393,153	1,361
Growthpoint Properties Ltd.	1,418,905	2,289
Hyprop Investments Ltd.	123,319	698
Investec Ltd.	137,282	754
Kumba Iron Ore Ltd.	31,075	611
Liberty Holdings Ltd.	64,192	490
Life Healthcare Group Holdings Ltd.	614,717	1,121
MMI Holdings Ltd.*	417,821	496
Mr Price Group Ltd.	120,886	2,062
MTN Group Ltd.	804,337	4,979
Naspers Ltd., Class N	208,401	41,396
Nedbank Group Ltd.	188,944	3,595
Netcare Ltd.	572,090	1,045
Old Mutual Ltd.	2,335,742	3,626
Pick n Pay Stores Ltd.	169,093	797
PSG Group Ltd.	69,862	1,189
Rand Merchant Investment Holdings Ltd.	335,865	846
Redefine Properties Ltd.	2,580,218	1,735
Reinet Investments S.C.A.	68,670	1,042
Remgro Ltd.	249,777	3,380
Resilient REIT Ltd.	135,582	536
RMB Holdings Ltd.	331,613	1,811
Sanlam Ltd.	848,825	4,707
Sappi Ltd.	250,689	1,423
Sasol Ltd.	265,747	7,854
Shoprite Holdings Ltd.	209,003	2,747
SPAR Group (The) Ltd.	93,159	1,344
Standard Bank Group Ltd.	613,271	7,621
Telkom S.A. SOC Ltd.	132,214	580
Tiger Brands Ltd.	77,444	1,474
Truworths International Ltd.	209,757	1,285
Vodacom Group Ltd.	287,895	2,643
Woolworths Holdings Ltd.	468,139	1,782

		139,158

South Korea - 12.9%
Amorepacific Corp. (Korean Exchange)	15,387	2,873
AMOREPACIFIC Group	14,016	909
BGF retail Co. Ltd.	3,747	685
BNK Financial Group, Inc.	115,973	761
Celltrion Healthcare Co. Ltd.*	23,803	1,601
Celltrion Pharm, Inc.*	7,565	429
Celltrion, Inc.*	39,522	7,856
Cheil Worldwide, Inc.	33,866	683
CJ CheilJedang Corp.	3,899	1,152
CJ Corp. (Korean Exchange)	7,162	778
CJ ENM Co. Ltd.	5,180	935
CJ Logistics Corp.*	4,025	602
Coway Co. Ltd.	24,491	1,625
Daelim Industrial Co. Ltd.	12,990	1,191
Daewoo Engineering & Construction Co. Ltd.*	83,151	400
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	17,580	540
DB Insurance Co. Ltd.	23,396	1,476
DGB Financial Group, Inc.	83,141	618
Doosan Bobcat, Inc.*	19,760	556
E-MART, Inc.	9,878	1,611
Fila Korea Ltd.*	24,082	1,160
GS Engineering & Construction Corp.	27,895	1,088
GS Holdings Corp.	23,139	1,069
GS Retail Co. Ltd.	13,479	489
Hana Financial Group, Inc.	142,490	4,624
Hankook Tire Co. Ltd.	35,332	1,270
Hanmi Pharm Co. Ltd.*	3,068	1,274
Hanmi Science Co. Ltd.*	6,499	459
Hanon Systems	89,485	864
Hanwha Chemical Corp.	48,662	876
Hanwha Corp.	20,603	577
Hanwha Life Insurance Co. Ltd.	153,865	581
HDC Hyundai Development Co. - Engineering & Construction, Class E*	12,343	531
HLB, Inc.*	15,356	1,091
Hotel Shilla Co. Ltd.	14,610	995
Hyundai Department Store Co. Ltd.	6,887	557
Hyundai Engineering & Construction Co. Ltd.	37,675	1,833
Hyundai Glovis Co. Ltd.	8,934	1,029
Hyundai Heavy Industries Co. Ltd.*	18,113	2,074
Hyundai Heavy Industries Holdings Co. Ltd.*	4,708	1,457

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4%(1) continued
South Korea - 12.9% continued
Hyundai Marine & Fire Insurance Co. Ltd.	29,266	$1,077
Hyundai Mobis Co. Ltd.*	32,455	5,514
Hyundai Motor Co.	66,209	7,022
Hyundai Steel Co.	37,748	1,526
Industrial Bank of Korea	117,067	1,474
Kakao Corp.	23,584	2,167
Kangwon Land, Inc.	56,532	1,620
KB Financial Group, Inc.	188,682	7,876
KCC Corp.	2,843	786
Kia Motors Corp.	125,967	3,798
Korea Aerospace Industries Ltd.*	34,849	992
Korea Electric Power Corp.	122,042	3,619
Korea Gas Corp.*	12,718	550
Korea Investment Holdings Co. Ltd.	19,085	1,013
Korea Zinc Co. Ltd.	4,064	1,573
Korean Air Lines Co. Ltd.	23,695	701
KT Corp.	7,888	211
KT Corp. ADR	6,526	93
KT&G Corp.	55,801	5,076
Kumho Petrochemical Co. Ltd.	8,311	649
LG Chem Ltd. (Korean Exchange)	21,773	6,743
LG Corp.	44,790	2,808
LG Display Co. Ltd.	109,163	1,758
LG Electronics, Inc.	50,328	2,830
LG Household & Health Care Ltd. (Korean Exchange)	4,472	4,415
LG Innotek Co. Ltd.	7,054	542
LG Uplus Corp.	50,500	798
Lotte Chemical Corp.	8,123	2,012
Lotte Corp.*	13,965	659
Lotte Shopping Co. Ltd.	5,364	1,012
Medy-Tox, Inc.	2,117	1,093
Mirae Asset Daewoo Co. Ltd.	177,445	1,035
NAVER Corp.*	66,467	7,242
NCSoft Corp.	8,400	3,519
Netmarble Corp.(2)	12,065	1,202
NH Investment & Securities Co. Ltd.	67,302	785
OCI Co. Ltd.	8,486	809
Orange Life Insurance Ltd.(2)	16,327	409
Orion Corp.	10,328	1,109
Ottogi Corp.	579	376
Pan Ocean Co. Ltd.*	120,215	477
Pearl Abyss Corp.*	2,811	525
POSCO	37,392	8,185
POSCO Chemtech Co. Ltd.	11,390	646
Posco Daewoo Corp.	24,021	390
S-1 Corp.	8,371	754
Samsung Biologics Co. Ltd.* (2)	7,824	2,723
Samsung C&T Corp.	35,952	3,409
Samsung Card Co. Ltd.	14,904	462
Samsung Electro-Mechanics Co. Ltd.	26,364	2,464
Samsung Electronics Co. Ltd. (Korean Exchange)	2,287,216	79,139
Samsung Engineering Co. Ltd.*	74,053	1,161
Samsung Fire & Marine Insurance Co. Ltd.	14,674	3,538
Samsung Heavy Industries Co. Ltd.*	212,145	1,401
Samsung Life Insurance Co. Ltd.	33,519	2,449
Samsung SDI Co. Ltd.	26,314	5,130
Samsung SDS Co. Ltd.	16,617	3,030
Samsung Securities Co. Ltd.	27,468	774
Shinhan Financial Group Co. Ltd.	202,496	7,186
Shinsegae, Inc.	3,603	823
SillaJen, Inc.*	28,233	1,872
SK Holdings Co. Ltd.	14,947	3,479
SK Hynix, Inc.	276,340	14,937
SK Innovation Co. Ltd.	30,949	4,963
SK Telecom Co. Ltd.	9,373	2,266
SK Telecom Co. Ltd. ADR	1,900	51
S-Oil Corp.	21,796	1,902
ViroMed Co. Ltd.*	6,553	1,500
Woori Bank	225,859	3,158
Yuhan Corp.*	4,164	762

		299,228

Taiwan - 11.1%
Acer, Inc.*	1,353,800	847
Advantech Co. Ltd.	167,551	1,140
Airtac International Group	55,000	530
ASE Technology Holding Co. Ltd.*	1,642,928	3,081
Asia Cement Corp.	1,012,567	1,109
Asustek Computer, Inc.	340,546	2,236
AU Optronics Corp.	4,193,215	1,665
Catcher Technology Co. Ltd.	308,111	2,221
Cathay Financial Holding Co. Ltd.	3,902,075	5,939
Chailease Holding Co. Ltd.	536,528	1,678
Chang Hwa Commercial Bank Ltd.	2,592,360	1,444
Cheng Shin Rubber Industry Co. Ltd.	908,184	1,200

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4%(1) continued
Taiwan - 11.1% continued
Chicony Electronics Co. Ltd.	279,765	$567
China Airlines Ltd.	1,079,307	387
China Development Financial Holding Corp.	6,430,868	2,022
China Life Insurance Co. Ltd.	1,263,066	1,140
China Steel Corp.	6,011,156	4,744
Chunghwa Telecom Co. Ltd.	1,812,493	6,657
Compal Electronics, Inc.	1,988,759	1,123
CTBC Financial Holding Co. Ltd.	8,336,878	5,446
Delta Electronics, Inc.	992,343	4,155
E.Sun Financial Holding Co. Ltd.	4,689,665	3,054
Eclat Textile Co. Ltd.	87,182	982
Eva Airways Corp.	1,030,540	531
Evergreen Marine Corp. Taiwan Ltd.	1,075,756	417
Far Eastern New Century Corp.	1,542,789	1,388
Far EasTone Telecommunications Co. Ltd.	758,345	1,881
Feng TAY Enterprise Co. Ltd.	155,582	884
First Financial Holding Co. Ltd.	4,745,796	3,080
Formosa Chemicals & Fibre Corp.	1,681,499	5,697
Formosa Petrochemical Corp.	581,487	2,046
Formosa Plastics Corp.	2,110,682	6,879
Formosa Taffeta Co. Ltd.	413,827	464
Foxconn Technology Co. Ltd.	412,131	813
Fubon Financial Holding Co. Ltd.	3,175,025	4,841
Giant Manufacturing Co. Ltd.	149,483	699
Globalwafers Co. Ltd.	101,000	903
Highwealth Construction Corp.	372,490	546
Hiwin Technologies Corp.	107,687	762
Hon Hai Precision Industry Co. Ltd.	6,247,942	14,421
Hotai Motor Co. Ltd.	132,900	1,095
Hua Nan Financial Holdings Co. Ltd.	3,601,446	2,044
Innolux Corp.	4,314,900	1,367
Inventec Corp.	1,186,314	844
Largan Precision Co. Ltd.	47,835	5,014
Lite-On Technology Corp.	994,964	1,307
MediaTek, Inc.	717,334	5,290
Mega Financial Holding Co. Ltd.	5,196,543	4,370
Micro-Star International Co. Ltd.	307,000	755
Nan Ya Plastics Corp.	2,439,951	5,991
Nanya Technology Corp.	498,071	880
Nien Made Enterprise Co. Ltd.	76,000	578
Novatek Microelectronics Corp.	272,850	1,252
Pegatron Corp.	904,594	1,496
Phison Electronics Corp.	74,608	547
Pou Chen Corp.	1,045,093	1,103
Powertech Technology, Inc.	341,568	727
President Chain Store Corp.	270,220	2,730
Quanta Computer, Inc.	1,257,576	2,148
Realtek Semiconductor Corp.	218,457	1,005
Ruentex Development Co. Ltd.	246,758	360
Ruentex Industries Ltd.	166,343	423
Shin Kong Financial Holding Co. Ltd.	4,781,088	1,386
SinoPac Financial Holdings Co. Ltd.	5,131,792	1,709
Standard Foods Corp.	193,355	312
Synnex Technology International Corp.	667,940	784
TaiMed Biologics, Inc.*	87,000	464
Taishin Financial Holding Co. Ltd.	4,788,405	2,024
Taiwan Business Bank	1,782,610	597
Taiwan Cement Corp.	2,190,360	2,518
Taiwan Cooperative Financial Holding Co. Ltd.	4,195,058	2,401
Taiwan High Speed Rail Corp.	934,000	923
Taiwan Mobile Co. Ltd.	770,076	2,666
Taiwan Semiconductor Manufacturing Co. Ltd.	11,702,749	84,953
Tatung Co. Ltd.*	925,000	773
Uni-President Enterprises Corp.	2,287,150	5,176
United Microelectronics Corp.	5,795,043	2,104
Vanguard International Semiconductor Corp.	443,000	844
Walsin Technology Corp.	147,000	740
Win Semiconductors Corp.	169,000	640
Winbond Electronics Corp.	1,502,000	652
Wistron Corp.	1,404,449	865
WPG Holdings Ltd.	709,290	850
Ya Hsin Industrial Co. Ltd.* (3)	121,548	—
Yageo Corp.	120,377	1,229
Yuanta Financial Holding Co. Ltd.	4,764,814	2,385
Zhen Ding Technology Holding Ltd.	222,850	583

		258,523

Thailand - 2.4%
Advanced Info Service PCL (Registered)	194,000	1,028
Advanced Info Service PCL NVDR	299,099	1,591
Airports of Thailand PCL NVDR	2,038,700	4,028
Bangkok Bank PCL (Registered)	102,400	652
Bangkok Bank PCL NVDR	8,400	52

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4%(1) continued
Thailand - 2.4% continued
Bangkok Dusit Medical Services PCL NVDR	1,858,800	$1,421
Bangkok Expressway & Metro PCL NVDR	3,636,198	1,084
Banpu PCL (Registered)	233,500	106
Banpu PCL NVDR	793,920	360
Berli Jucker PCL NVDR	582,900	907
BTS Group Holdings PCL NVDR	2,835,700	831
Bumrungrad Hospital PCL NVDR	175,387	1,009
Central Pattana PCL NVDR	612,500	1,404
Charoen Pokphand Foods PCL NVDR	1,606,057	1,215
CP ALL PCL (Registered)	905,200	1,911
CP ALL PCL NVDR	1,495,436	3,146
Delta Electronics Thailand PCL NVDR	246,400	526
Electricity Generating PCL NVDR	66,500	507
Energy Absolute PCL NVDR	641,200	839
Glow Energy PCL (Registered)	87,100	237
Glow Energy PCL NVDR	163,402	446
Gulf Energy Development PCL NVDR	188,300	471
Home Product Center PCL NVDR	1,778,104	827
Indorama Ventures PCL NVDR	765,447	1,273
IRPC PCL (Registered)	1,860,900	329
IRPC PCL NVDR	3,009,681	532
Kasikornbank PCL (Registered)	191,500	1,090
Kasikornbank PCL NVDR	671,197	3,819
Krung Thai Bank PCL (Registered)	699,750	413
Krung Thai Bank PCL NVDR	997,993	588
Land & Houses PCL NVDR	1,470,200	447
Minor International PCL NVDR	1,097,030	1,147
Muangthai Capital PCL NVDR (Registered)	303,300	456
PTT Exploration & Production PCL (Registered)	242,500	845
PTT Exploration & Production PCL NVDR	428,343	1,490
PTT Global Chemical PCL (Registered)	189,814	415
PTT Global Chemical PCL NVDR	855,676	1,870
PTT PCL (Registered)	1,835,000	2,592
PTT PCL NVDR	3,181,500	4,487
Robinson PCL NVDR	248,200	483
Siam Cement (The) PCL (Registered)	51,000	683
Siam Cement (The) PCL NVDR	130,598	1,747
Siam Commercial Bank (The) PCL (Registered)	232,700	954
Siam Commercial Bank (The) PCL NVDR	646,276	2,654
Thai Oil PCL (Registered)	97,800	199
Thai Oil PCL NVDR	435,295	885
Thai Union Group PCL NVDR	930,600	464
TMB Bank PCL NVDR	5,213,700	352
True Corp. PCL NVDR	4,800,752	766

		55,578

Turkey - 0.6%
Akbank T.A.S.	1,015,507	1,313
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	101,398	394
Arcelik A.S.	107,932	320
Aselsan Elektronik Sanayi Ve Ticaret A.S.	161,974	736
BIM Birlesik Magazalar A.S.	99,667	1,639
Eregli Demir ve Celik Fabrikalari T.A.S.	652,595	884
Ford Otomotiv Sanayi A.S.	32,483	305
Haci Omer Sabanci Holding A.S.	454,685	645
Is Gayrimenkul Yatirim Ortakligi A.S.(4)	1	—
KOC Holding A.S.	361,633	966
Petkim Petrokimya Holding A.S.	383,628	365
TAV Havalimanlari Holding A.S.	90,378	408
Tupras Turkiye Petrol Rafinerileri A.S.	59,170	1,304
Turk Hava Yollari A.O.*	265,490	807
Turkcell Iletisim Hizmetleri A.S.	526,632	1,209
Turkiye Garanti Bankasi A.S.	1,049,248	1,555
Turkiye Halk Bankasi A.S.	295,016	391
Turkiye Is Bankasi A.S., Class C	762,090	653
Turkiye Sise ve Cam Fabrikalari A.S.	323,971	346
Yapi ve Kredi Bankasi A.S.* (4)	—	—

		14,240

United Arab Emirates - 0.8%
Abu Dhabi Commercial Bank PJSC	1,000,666	2,223
Aldar Properties PJSC	1,726,863	752
DAMAC Properties Dubai Co. PJSC	882,329	363
DP World Ltd.	78,549	1,343
Dubai Islamic Bank PJSC	779,375	1,061
Emaar Development PJSC	406,697	488
Emaar Malls PJSC	980,884	477
Emaar Properties PJSC	1,669,856	1,879

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.4%(1) continued
United Arab Emirates - 0.8% continued
Emirates Telecommunications Group Co. PJSC	830,854	$3,841
First Abu Dhabi Bank PJSC	1,295,748	4,975

		17,402

United Kingdom - 0.1%
Mondi Ltd.	55,577	1,192

United States - 0.0%
Nexteer Automotive Group Ltd.	425,000	600

Total Common Stocks (Cost $1,766,331)		2,189,663

PREFERRED STOCKS - 3.8%(1)
Brazil - 2.8%
Banco Bradesco S.A.*	1,594,244	15,883
Braskem S.A., Class A, 3.98%(5)	85,141	1,041
Centrais Eletricas Brasileiras S.A., Class B*	105,141	767
Cia Brasileira de Distribuicao*	74,842	1,561
Cia Energetica de Minas Gerais, 3.61%(5)	412,703	1,491
Gerdau S.A., 1.75%(5)	496,061	1,875
Itau Unibanco Holding S.A., 0.51%(5)	2,300,140	21,169
Itausa - Investimentos Itau S.A., 0.66%(5)	2,092,539	6,556
Lojas Americanas S.A.*	346,930	1,771
Petroleo Brasileiro S.A.*	1,601,995	9,300
Petroleo Brasileiro S.A. ADR*	128,691	1,492
Telefonica Brasil S.A., 2.90%(5)	210,673	2,523
Telefonica Brasil S.A. ADR, 2.88%(5)	3,909	47

		65,476

Chile - 0.1%
Embotelladora Andina S.A., Class B, 2.73%(5)	144,512	543
Sociedad Quimica y Minera de Chile S.A., Class B, 0.79%(5)	57,688	2,234

		2,777

Colombia - 0.1%
Bancolombia S.A. (Mexican Exchange), 3.25%(5)	203,276	1,948
Bancolombia S.A. ADR, 3.40%(5)	2,352	90
Grupo Aval Acciones y Valores S.A., 4.80%(5)	1,956,642	587
Grupo de Inversiones Suramericana S.A., 1.67%(5)	44,487	424

		3,049

Russia - 0.1%
Surgutneftegas PJSC, 3.50%(5)	2,462,937	1,376
Surgutneftegas PJSC ADR, 3.85%(5)	84,561	464
Transneft PJSC, 2.52%(5)	232	544

		2,384

South Korea - 0.7%
Amorepacific Corp., 1.29%(5)	4,352	398
CJ Corp.*	1,074	26
Hyundai Motor Co. Ltd., 5.90%(5)	11,355	713
Hyundai Motor Co. Ltd. (2nd Preferred), 5.57%(5)	16,206	1,117
LG Chem Ltd., 3.16%(5)	3,590	628
LG Household & Health Care Ltd., 1.40%(5)	994	583
Samsung Electronics Co. Ltd., 4.72%(5)	407,123	11,613

		15,078

Total Preferred Stocks (Cost $76,105)		88,764

INVESTMENT COMPANIES - 1.6%
iShares Core MSCI Emerging Markets ETF	26	1
iShares MSCI Emerging Markets ETF	713,000	27,850
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.20%(6) (7)	9,429,821	9,430

Total Investment Companies (Cost $37,225)		37,281

Total Investments - 99.8% (Cost $1,879,661)		2,315,708

Other Assets less Liabilities - 0.2%		4,536

NET ASSETS - 100.0%		$2,320,244

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Value rounds to less than one thousand.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2018 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2018, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Goldman Sachs	Brazilian Real	297	United States Dollar	77	3/20/19	$1

Subtotal Appreciation						1

BNP	Korean Won	1,319,555	United States Dollar	1,177	3/20/19	(11)
BNP	Taiwan Dollar	34,919	United States Dollar	1,144	3/20/19	(6)
Goldman Sachs	Indian Rupee	9,978	United States Dollar	137	3/20/19	(5)

Subtotal Depreciation						(22)

Total						$(21)

At December 31, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
MSCI Emerging Markets Index (United States Dollar)	430	$20,786	Long	3/19	$96

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	13.9%
Consumer Discretionary	10.3
Consumer Staples	6.7
Energy	7.9
Financials	25.7
Health Care	2.8
Industrials	5.5
Information Technology	14.0
Materials	7.6
Real Estate	3.0
Utilities	2.6

Total	100.0%

At December 31, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	22.5%
Korean Won	13.6
Taiwan Dollar	11.2
United States Dollar	10.5
Indian Rupee	9.2
Brazilian Real	7.3
South African Rand	6.2
All other currencies less than 5%	19.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued	DECEMBER 31, 2018 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Brazil	$645	$105,126	$—	$105,771
Chile	15	22,271	—	22,286
China	157,060	433,377	—	590,437
Egypt	2,421	365	—	2,786
Hong Kong	607	98,038	—	98,645
India	1,834	212,560	—	214,394
Mexico	63,703	—	—	63,703
Peru	9,723	—	—	9,723
Russia	44,315	37,743	—	82,058
South Korea	144	299,084	—	299,228
Thailand	237	55,341	—	55,578
All Other Countries(1)	—	645,054	—	645,054

Total Common Stocks	280,704	1,908,959	—	2,189,663

Preferred Stocks:
Brazil	1,539	63,937	—	65,476
Colombia	90	2,959	—	3,049
Russia	2,384	—	—	2,384
All Other Countries(1)	—	17,855	—	17,855

Total Preferred Stocks	4,013	84,751	—	88,764

Investment Companies	37,281	—	—	37,281

Total Investments	$321,998	$1,993,710	$—	$2,315,708

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency
Exchange Contracts	$—	$1	$—	$1
Futures Contracts	96	—	—	96
Liabilities
Forward Foreign Currency
Exchange Contracts	—	(22)	—	(22)

Total Other Financial Instruments	$96	$(21)	$—	$75

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$28,939	$413,113	$432,622	$309	$9,430	9,430

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND	DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%(1)
Australia - 3.5%
Abacus Property Group	305,761	$704
Aventus Retail Property Fund Ltd.	303,069	455
BGP Holdings PLC* (2)	6,535,576	—
BWP Trust	488,857	1,216
Cedar Woods Properties Ltd.	66,388	237
Centuria Industrial REIT	177,201	342
Charter Hall Education Trust	222,185	463
Charter Hall Long Wale REIT (Athens Exchange)	198,219	597
Charter Hall Retail REIT	331,169	1,046
Dexus	984,509	7,363
GDI Property Group	474,101	451
GPT Group (The)	1,747,151	6,571
Growthpoint Properties Australia Ltd.	238,264	628
Mirvac Group	3,598,639	5,677
National Storage REIT	592,253	732
Scentre Group	5,100,961	14,011
Shopping Centres Australasia Property Group	846,065	1,520
Stockland	2,357,364	5,848
Vicinity Centres	3,186,213	5,834
Viva Energy REIT	461,928	732

		54,427

Austria - 0.3%
CA Immobilien Anlagen A.G.	62,242	1,967
IMMOFINANZ A.G.*	86,919	2,081
S IMMO A.G.	44,342	739

		4,787

Belgium - 0.6%
Aedifica S.A.	17,625	1,586
Befimmo S.A.	20,174	1,122
Cofinimmo S.A.	21,482	2,667
Intervest Offices & Warehouses N.V.	18,857	445
Montea S.C.A.	8,689	595
Retail Estates N.V.	6,515	575
Warehouses De Pauw - CVA	16,484	2,176

		9,166

Brazil - 0.4%
Aliansce Shopping Centers S.A.	73,003	360
BR Malls Participacoes S.A.*	802,513	2,717
BR Properties S.A.	130,052	275
Iguatemi Empresa de Shopping Centers S.A.	84,703	908
Multiplan Empreendimentos Imobiliarios S.A.*	271,572	1,711
Sonae Sierra Brasil S.A.	24,715	164

		6,135

Canada - 1.5%
Allied Properties Real Estate Investment Trust	47,603	1,545
Artis Real Estate Investment Trust	73,186	495
Boardwalk Real Estate Investment Trust	21,923	607
Canadian Apartment Properties REIT	67,995	2,207
Choice Properties Real Estate Investment Trust	131,439	1,109
Cominar Real Estate Investment Trust	87,024	714
Crombie Real Estate Investment Trust	42,472	390
CT Real Estate Investment Trust	30,932	261
Dream Global Real Estate Investment Trust	185,505	1,617
Dream Industrial Real Estate Investment Trust	43,064	300
Dream Office Real Estate Investment Trust	28,740	469
First Capital Realty, Inc.	169,841	2,345
Granite Real Estate Investment Trust	21,688	845
H&R Real Estate Investment Trust	135,319	2,047
InterRent Real Estate Investment Trust	50,502	483
Killam Apartment Real Estate Investment Trust	81,454	951
Morguard Real Estate Investment Trust	24,009	201
Northview Apartment Real Estate Investment Trust	25,851	464
NorthWest Healthcare Properties Real Estate Investment Trust	51,543	358
RioCan Real Estate Investment Trust	148,062	2,581
SmartCentres Real Estate Investment Trust	64,744	1,462
Summit Industrial Income REIT	38,197	268
Tricon Capital Group, Inc.	130,090	923
WPT Industrial Real Estate Investment Trust	21,554	277

		22,919

Chile - 0.1%
Parque Arauco S.A.	574,759	1,279

China - 3.5%
Agile Group Holdings Ltd.	1,515,226	1,763
Beijing Capital Land Ltd., Class H	906,000	326

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%(1) continued
China - 3.5% continued
Beijing North Star Co. Ltd., Class H	692,000	$196
Central China Real Estate Ltd.	689,000	253
China Aoyuan Property Group Ltd.	1,131,000	711
China Evergrande Group	2,527,000	7,509
China Fortune Land Development Co. Ltd., Class A	39,700	147
China Logistics Property Holdings Co. Ltd.* (3)	986,000	364
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	94,700	239
China SCE Group Holdings Ltd.	1,699,000	615
China Vanke Co. Ltd., Class A	137,740	481
China Vanke Co. Ltd., Class H	1,211,341	4,078
CIFI Holdings Group Co. Ltd.	3,376,882	1,777
Country Garden Holdings Co. Ltd.	7,358,181	8,864
Fantasia Holdings Group Co. Ltd.	1,534,500	175
Financial Street Holdings Co. Ltd., Class A	51,200	48
Future Land Development Holdings Ltd.	1,760,000	1,192
Gemdale Corp., Class A	80,200	112
Greenland Hong Kong Holdings Ltd.	894,000	216
Greentown China Holdings Ltd.	826,000	614
Guangzhou R&F Properties Co. Ltd., Class H	934,602	1,400
Guorui Properties Ltd.	794,000	201
Jinke Properties Group Co. Ltd., Class A	79,900	72
Kaisa Group Holdings Ltd.*	2,017,000	638
KWG Group Holdings Ltd.*	1,204,094	1,054
Logan Property Holdings Co. Ltd.	1,318,000	1,640
Longfor Group Holdings Ltd.	1,437,500	4,304
Modern Land China Co. Ltd.	896,000	110
Poly Developments and Holdings Group Co. Ltd., Class A	164,300	282
Powerlong Real Estate Holdings Ltd.	1,172,000	458
Redco Group(3)	884,000	504
Redsun Properties Group Ltd.*	646,000	238
RiseSun Real Estate Development Co. Ltd., Class A	45,700	53
Ronshine China Holdings Ltd.*	543,000	636
Seazen Holdings Co. Ltd., Class A	37,000	128
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	890,000	1,134
Shanghai Shibei Hi-Tech Co. Ltd., Class B	452,500	192
Shui On Land Ltd.	3,542,777	784
Sino-Ocean Group Holding Ltd.	2,987,000	1,305
Skyfame Realty Holdings Ltd.	2,334,000	396
SOHO China Ltd.*	1,978,256	706
Sunac China Holdings Ltd.	2,347,050	7,548
Yuzhou Properties Co. Ltd.	1,601,708	657

		54,120

Egypt - 0.1%
Heliopolis Housing	134,895	137
Medinet Nasr Housing*	607,137	228
Palm Hills Developments S.A.E.*	1,314,145	160
Six of October Development & Investment*	209,151	157
Talaat Moustafa Group	921,697	509

		1,191

Finland - 0.0%
Citycon OYJ	346,681	641

France - 2.6%
Covivio	36,450	3,509
Gecina S.A.	44,189	5,705
ICADE	32,737	2,489
Klepierre S.A.	198,039	6,097
Mercialys S.A.	49,291	675
Nexity S.A.	40,747	1,839
Unibail-Rodamco-Westfield	132,939	20,535

		40,849

Germany - 4.1%
ADLER Real Estate A.G.	32,913	492
ADO Properties S.A.(3)	27,762	1,452
alstria office REIT-A.G.	147,708	2,065
Aroundtown S.A.	749,144	6,217
Deutsche EuroShop A.G.	47,423	1,378
Deutsche Wohnen S.E.	343,168	15,730
DIC Asset A.G.	49,149	511
Grand City Properties S.A.	112,645	2,443
Hamborner REIT A.G.	61,824	596
LEG Immobilien A.G.	61,221	6,392
Sirius Real Estate Ltd.	889,321	680
TAG Immobilien A.G.	120,512	2,751
TLG Immobilien A.G.	87,512	2,430
Vonovia S.E.	473,741	21,501

		64,638

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%(1) continued
Greece - 0.0%
Grivalia Properties REIC A.E.	44,513	$425
LAMDA Development S.A.*	26,262	171

		596

Hong Kong - 9.8%
Asiasec Properties Ltd.	299,000	131
C&D International Investment Group Ltd.	163,000	139
Carnival Group International Holdings Ltd.*	8,530,000	157
Champion REIT	2,022,846	1,384
China Jinmao Holdings Group Ltd.	5,046,000	2,252
China Merchants Land Ltd.*	1,210,000	169
China Overseas Grand Oceans Group Ltd.	1,451,500	473
China Overseas Land & Investment Ltd.	3,676,542	12,654
China Resources Land Ltd.	2,662,155	10,164
China Vast Industrial Urban Development Co. Ltd.(3)	403,000	189
Chinese Estates Holdings Ltd.	454,000	491
CK Asset Holdings Ltd.	2,490,000	18,107
CSI Properties Ltd.	4,820,000	191
Far East Consortium International Ltd.	1,068,000	460
Gemdale Properties & Investment Corp. Ltd.	4,592,000	431
Glorious Property Holdings Ltd.*	2,102,100	110
Ground International Development Ltd.*	1,315,000	70
Guangdong Land Holdings Ltd.*	490,000	108
Hang Lung Group Ltd.	859,000	2,182
Hang Lung Properties Ltd.	1,961,452	3,739
Henderson Land Development Co. Ltd.	1,254,505	6,219
HKC Holdings Ltd.	195,000	172
Hongkong Land Holdings Ltd.	1,134,518	7,152
Hysan Development Co. Ltd.	609,045	2,888
Jiayuan International Group Ltd.	964,915	1,782
K Wah International Holdings Ltd.	1,355,802	641
Kerry Properties Ltd.	633,099	2,151
Lai Sun Development Co. Ltd.	208,200	338
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	814,500	302
Link REIT	2,037,800	20,522
Minmetals Land Ltd.	1,156,000	192
New World Development Co. Ltd.	5,848,325	7,683
Poly Property Group Co. Ltd.	1,973,000	619
Prosperity REIT	1,175,000	449
Road King Infrastructure Ltd.	219,000	388
Shanghai Industrial Urban Development Group Ltd.	1,280,000	206
Shenzhen Investment Ltd.	3,206,182	1,062
Shimao Property Holdings Ltd.	1,130,369	2,990
Sino Land Co. Ltd.	3,201,051	5,448
Sun Hung Kai Properties Ltd.	1,531,425	21,714
Sunlight Real Estate Investment Trust	1,016,000	651
Swire Properties Ltd.	1,134,200	3,963
Top Spring International Holdings Ltd.	425,000	114
Wharf Holdings (The) Ltd.	1,183,317	3,070
Wharf Real Estate Investment Co. Ltd.	1,177,317	6,998
Yuexiu Property Co. Ltd.	6,641,442	1,216
Yuexiu Real Estate Investment Trust	1,450,000	929
Zhuguang Holdings Group Co. Ltd.*	1,916,000	336

		153,796

India - 0.1%
Godrej Properties Ltd.*	50,694	472
Indiabulls Real Estate Ltd.*	179,523	226
Oberoi Realty Ltd.	53,861	340
Phoenix Mills (The) Ltd.	52,737	425
Prestige Estates Projects Ltd.	112,983	357
Sunteck Realty Ltd.	51,118	253

		2,073

Indonesia - 0.2%
Ciputra Development Tbk PT	9,729,136	683
Lippo Karawaci Tbk PT	8,796,800	155
Pakuwon Jati Tbk PT	15,924,540	687
PP Properti Tbk PT	23,736,800	193
Sentul City Tbk PT*	20,990,200	159
Summarecon Agung Tbk PT	9,897,700	555

		2,432

Ireland - 0.2%
Green REIT PLC	638,129	985
Hibernia REIT PLC	664,657	951
Irish Residential Properties REIT PLC	344,471	532

		2,468

Israel - 0.3%
ADO Group Ltd.*	12,021	228
Africa Israel Properties Ltd.*	12,786	286
Amot Investments Ltd.	131,704	639
Bayside Land Corp.	1,065	452
Blue Square Real Estate Ltd.	5,626	180

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%(1) continued
Israel - 0.3% continued
Industrial Buildings Corp. Ltd.*	160,288	$223
Jerusalem Economy Ltd.*	207,076	534
Melisron Ltd.	16,814	702
Reit 1 Ltd.	171,071	632
Summit Real Estate Holdings Ltd.	33,305	275

		4,151

Italy - 0.1%
Beni Stabili S.p.A. SIIQ	853,972	663
Immobiliare Grande Distribuzione SIIQ S.p.A.	56,095	346

		1,009

Japan - 11.6%
Activia Properties, Inc.	610	2,472
Advance Residence Investment Corp.	1,174	3,244
Aeon Mall Co. Ltd.	99,366	1,590
AEON REIT Investment Corp.	1,389	1,602
Comforia Residential REIT, Inc.	538	1,370
Daibiru Corp.	45,800	450
Daiwa House Industry Co. Ltd.	545,800	17,334
Daiwa House REIT Investment Corp.	1,643	3,678
Daiwa Office Investment Corp.	310	1,953
Frontier Real Estate Investment Corp.	439	1,743
Fukuoka REIT Corp.	659	1,000
Global One Real Estate Investment Corp.	854	933
GLP J-Reit	3,329	3,400
Goldcrest Co. Ltd.	15,000	215
Hankyu Hanshin REIT, Inc.	521	679
Heiwa Real Estate Co. Ltd.	32,100	507
Heiwa Real Estate REIT, Inc.	825	920
Hoshino Resorts REIT, Inc.	214	1,014
Hulic Co. Ltd.	289,840	2,594
Hulic Reit, Inc.	1,099	1,706
Ichigo Office REIT Investment	1,182	1,042
Ichigo, Inc.	241,700	696
Industrial & Infrastructure Fund Investment Corp.	1,404	1,455
Invesco Office J-REIT, Inc.	8,342	1,165
Invincible Investment Corp.	5,543	2,288
Japan Excellent, Inc.	1,141	1,543
Japan Hotel REIT Investment Corp.	3,891	2,783
Japan Logistics Fund, Inc.	841	1,708
Japan Prime Realty Investment Corp.	806	3,061
Japan Real Estate Investment Corp.	1,258	7,065
Japan Rental Housing Investments, Inc.	1,594	1,193
Japan Retail Fund Investment Corp.	2,539	5,084
Katitas Co. Ltd.	21,400	511
Kenedix Office Investment Corp.	416	2,655
Kenedix Residential Next Investment Corp.	791	1,204
Kenedix Retail REIT Corp.	493	1,118
LaSalle Logiport REIT	1,073	1,040
Leopalace21 Corp.	238,600	939
MCUBS MidCity Investment Corp.	1,580	1,250
Mirai Corp.	334	561
Mitsubishi Estate Co. Ltd.	1,138,280	17,838
Mitsubishi Estate Logistics REIT Investment Corp.	216	474
Mitsui Fudosan Co. Ltd.	859,462	19,043
Mitsui Fudosan Logistics Park, Inc.	225	636
Mori Hills REIT Investment Corp.	1,548	1,948
Mori Trust Hotel Reit, Inc.	320	372
Mori Trust Sogo reit, Inc.	978	1,423
Nippon Accommodations Fund, Inc.	423	2,041
Nippon Building Fund, Inc.	1,285	8,093
Nippon Prologis REIT, Inc.	1,684	3,555
NIPPON REIT Investment Corp.	431	1,433
Nomura Real Estate Holdings, Inc.	120,400	2,197
Nomura Real Estate Master Fund, Inc.	3,712	4,885
One REIT, Inc.	212	515
Orix JREIT, Inc.	2,543	4,229
Premier Investment Corp.	1,288	1,465
SAMTY Co. Ltd. (Tokyo Exchange)	23,800	273
Sekisui House Reit, Inc.	3,440	2,199
Shinoken Group Co. Ltd.	25,600	157
Sumitomo Realty & Development Co. Ltd.	343,325	12,539
Sun Frontier Fudousan Co. Ltd.	26,400	258
Takara Leben Co. Ltd.	72,800	199
TOC Co. Ltd.	44,700	297
Tokyo Tatemono Co. Ltd.	189,300	1,951
Tokyu REIT, Inc.	853	1,279
Tosei Corp.	32,600	246
United Urban Investment Corp.	2,815	4,365
Unizo Holdings Co. Ltd.	25,900	484

		181,159

Malaysia - 0.3%
Eastern & Oriental Bhd.*	716,058	193

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%(1) continued
Malaysia - 0.3% continued
Eco World Development Group Bhd.*	1,077,900	$236
Eco World International Bhd.*	938,300	161
IGB Real Estate Investment Trust	1,698,300	710
IOI Properties Group Bhd.	1,601,400	597
Mah Sing Group Bhd.	971,800	215
Matrix Concepts Holdings Bhd.	394,700	179
Pavilion Real Estate Investment Trust	735,800	292
Sime Darby Property Bhd.	3,001,400	723
SP Setia Bhd. Group	1,545,042	872
Sunway Real Estate Investment Trust	1,410,600	590
UEM Sunrise Bhd.	1,254,300	202
UOA Development Bhd.	571,000	292
YTL Hospitality REIT	501,900	143

		5,405

Mexico - 0.5%
Concentradora Fibra Danhos S.A. de C.V.	341,353	402
Concentradora Fibra Hotelera Mexicana S.A. de C.V.(3)	725,100	368
Corp. Inmobiliaria Vesta S.A.B. de C.V.	582,000	783
Fibra Uno Administracion S.A. de C.V.	3,268,609	3,634
Macquarie Mexico Real Estate Management S.A. de C.V.* (3)	763,289	686
PLA Administradora Industrial S. de R.L. de C.V.	780,400	928
Prologis Property Mexico S.A. de C.V.	337,200	520

		7,321

Netherlands - 0.2%
Brack Capital Properties N.V.*	2,368	225
Eurocommercial Properties N.V. - CVA	41,748	1,290
NSI N.V.	17,883	699
Vastned Retail N.V.	12,925	463
Wereldhave N.V.	39,105	1,214

		3,891

New Zealand - 0.2%
Argosy Property Ltd.	780,229	628
Goodman Property Trust	932,345	956
Kiwi Property Group Ltd.	1,389,155	1,272
Precinct Properties New Zealand Ltd.	995,826	988

		3,844

Norway - 0.1%
Entra ASA(3)	116,862	1,552
Norwegian Property ASA	142,352	175
Selvaag Bolig ASA	35,800	167

		1,894

Philippines - 0.9%
Ayala Land, Inc.	7,145,351	5,530
DoubleDragon Properties Corp.*	744,700	253
Filinvest Land, Inc.	9,619,989	258
Megaworld Corp.	10,972,101	991
Robinsons Land Corp.	1,967,396	754
SM Prime Holdings, Inc.	9,802,153	6,672
Vista Land & Lifescapes, Inc.	3,610,000	371

		14,829

Qatar - 0.3%
Barwa Real Estate Co.	185,809	2,036
Ezdan Holding Group QSC*	764,561	2,724
United Development Co. QSC	164,388	666

		5,426

Romania - 0.2%
NEPI Rockcastle PLC	364,268	2,853

Russia - 0.0%
LSR Group PJSC GDR (Registered)	213,074	357

Singapore - 2.7%
Ascendas Hospitality Trust	634,800	358
Ascendas Real Estate Investment Trust	2,562,953	4,819
Ascott Residence Trust	1,379,460	1,091
Cache Logistics Trust	981,700	500
CapitaLand Commercial Trust	2,532,071	3,244
CapitaLand Mall Trust	2,409,815	3,987
CapitaLand Retail China Trust	599,009	596
CDL Hospitality Trusts	761,192	815
City Developments Ltd.	400,000	2,374
ESR-REIT	1,664,720	622
Far East Hospitality Trust	693,100	308
First Real Estate Investment Trust	499,151	360
Frasers Centrepoint Trust	539,900	859
Frasers Commercial Trust	628,000	630
Frasers Hospitality Trust	728,400	374
Frasers Logistics & Industrial Trust	1,456,000	1,098
GuocoLand Ltd.	232,600	306
Keppel DC REIT	918,300	908
Keppel REIT	1,838,820	1,539
Lippo Malls Indonesia Retail Trust	1,804,600	241

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%(1) continued
Singapore - 2.7% continued
Manulife U.S. Real Estate Investment Trust	1,154,700	$887
Mapletree Commercial Trust	1,762,302	2,132
Mapletree Industrial Trust	1,289,307	1,805
Mapletree Logistics Trust	2,419,134	2,234
Mapletree North Asia Commercial Trust	2,145,000	1,792
OUE Hospitality Trust	957,000	471
OUE Ltd.	288,300	302
Parkway Life Real Estate Investment Trust	353,500	682
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	752,800	215
Soilbuild Business Space REIT	638,000	271
SPH REIT	718,200	527
Starhill Global REIT	1,373,200	685
Suntec Real Estate Investment Trust	2,070,791	2,698
UOL Group Ltd.	494,897	2,239
Yanlord Land Group Ltd.	665,600	593

		42,562

South Africa - 0.9%
Arrowhead Properties Ltd.	911,444	255
Attacq Ltd.	483,863	496
Delta Property Fund Ltd.	584,099	183
Emira Property Fund Ltd.	479,593	492
Equites Property Fund Ltd.	353,148	474
Growthpoint Properties Ltd.	2,877,721	4,643
Hyprop Investments Ltd.	249,814	1,413
Rebosis Property Fund Ltd.	486,897	91
Redefine Properties Ltd.	5,306,695	3,568
Resilient REIT Ltd.	267,885	1,060
SA Corporate Real Estate Ltd.	1,957,750	457
Vukile Property Fund Ltd.	675,710	934

		14,066

South Korea - 0.0%
Dongwon Development Co. Ltd.	32,617	117
SK D&D Co. Ltd.	8,610	206

		323

Spain - 0.5%
Inmobiliaria Colonial Socimi S.A.	265,174	2,465
Lar Espana Real Estate Socimi S.A.	87,229	741
Merlin Properties Socimi S.A.	341,204	4,216
Metrovacesa S.A.* (3)	44,199	559

		7,981

Sweden - 1.3%
Castellum AB	264,439	4,868
Dios Fastigheter AB	84,254	536
Fabege AB	257,723	3,431
Fastighets AB Balder, Class B*	97,792	2,790
Hembla AB*	38,195	639
Hemfosa Fastigheter AB	163,270	1,290
Hufvudstaden AB, Class A	107,861	1,669
Klovern AB, Class B	495,208	575
Kungsleden AB	179,206	1,273
Victoria Park AB, Class B	34,073	139
Wallenstam AB, Class B	156,044	1,446
Wihlborgs Fastigheter AB	134,662	1,560

		20,216

Switzerland - 0.9%
Allreal Holding A.G. (Registered)*	13,081	2,036
Intershop Holding A.G.	1,115	554
Mobimo Holding A.G. (Registered)	6,417	1,527
PSP Swiss Property A.G. (Registered)	39,001	3,840
Swiss Prime Site A.G. (Registered)*	73,654	5,967

		13,924

Taiwan - 0.2%
Cathay Real Estate Development Co. Ltd.	532,000	344
Farglory Land Development Co. Ltd.	301,000	337
Highwealth Construction Corp.	803,000	1,177
Huaku Development Co. Ltd.	218,000	482
Hung Sheng Construction Ltd.	577,200	476
Kindom Construction Corp.	312,000	206
Prince Housing & Development Corp.	1,050,000	348
Radium Life Tech Co. Ltd.*	628,000	278
Shining Building Business Co. Ltd.*	349,700	115

		3,763

Thailand - 0.5%
Amata Corp. PCL NVDR	492,600	312
Ananda Development PCL NVDR	1,655,600	165
AP Thailand PCL (Registered)	441,405	81
AP Thailand PCL NVDR	476,404	88
Central Pattana PCL (Registered)	825,726	1,896
Central Pattana PCL NVDR	481,098	1,103
Golden Land Property Development PCL NVDR	582,100	125
Land & Houses PCL NVDR	2,893,200	879
LPN Development PCL (Registered)	8,475	2

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%(1) continued
Thailand - 0.5% continued
LPN Development PCL NVDR	562,801	$109
Origin Property PCL NVDR	592,500	120
Platinum Group (The) PCL NVDR	825,300	183
Quality Houses PCL NVDR	3,847,200	310
Sansiri PCL NVDR	5,564,866	201
SC Asset Corp. PCL (Registered)	747,984	62
SC Asset Corp. PCL NVDR	683,024	57
Siam Future Development PCL NVDR	844,194	190
Singha Estate PCL NVDR*	2,199,100	209
Supalai PCL (Registered)	280,445	157
Supalai PCL NVDR	453,500	254
Univentures PCL NVDR	727,400	136
WHA Corp. PCL NVDR	6,772,100	889

		7,528

United Arab Emirates - 0.2%
Aldar Properties PJSC	3,759,605	1,638
Deyaar Development PJSC*	1,200,260	111
Emaar Development PJSC	783,650	941
Emaar Malls PJSC	1,917,569	933
Eshraq Properties Co. PJSC*	962,307	121
RAK Properties PJSC	794,875	107

		3,851

United Kingdom - 3.6%
Assura PLC	2,321,151	1,562
Big Yellow Group PLC	147,167	1,635
British Land (The) Co. PLC	901,550	6,126
Capital & Counties Properties PLC	700,119	2,055
Capital & Regional PLC	438,106	154
Civitas Social Housing PLC	329,401	447
Derwent London PLC	102,255	3,711
Empiric Student Property PLC	584,759	688
GCP Student Living PLC	361,332	683
Grainger PLC	594,580	1,590
Great Portland Estates PLC	243,759	2,043
Hammerson PLC	761,802	3,190
Hansteen Holdings PLC	415,028	490
Helical PLC	98,952	402
Intu Properties PLC	848,541	1,226
Land Securities Group PLC	706,566	7,243
LondonMetric Property PLC	677,851	1,501
NewRiver REIT PLC	297,692	799
Primary Health Properties PLC	713,704	1,008
RDI REIT PLC	1,389,726	507
Regional REIT Ltd.(3)	309,360	365
Safestore Holdings PLC	203,726	1,313
Schroder Real Estate Investment Trust Ltd.	505,800	369
Segro PLC	961,051	7,209
Shaftesbury PLC	163,659	1,731
St. Modwen Properties PLC	184,102	928
Standard Life Investment Property Income Trust Ltd.	374,402	388
Tritax Big Box REIT PLC	1,427,585	2,386
UNITE Group (The) PLC	256,576	2,632
Watkin Jones PLC	159,570	417
Workspace Group PLC	131,223	1,324

		56,122

United States - 46.6%
Acadia Realty Trust	78,358	1,862
Agree Realty Corp.	29,701	1,756
Alexander’s, Inc.	2,231	680
Alexandria Real Estate Equities, Inc.	101,400	11,685
American Assets Trust, Inc.	32,157	1,292
American Campus Communities, Inc.	130,513	5,402
American Finance Trust, Inc.	52,003	693
American Homes 4 Rent, Class A	254,852	5,059
Apartment Investment & Management Co., Class A	150,405	6,600
Apple Hospitality REIT, Inc.	209,555	2,988
Ashford Hospitality Trust, Inc.	93,997	376
AvalonBay Communities, Inc.	132,546	23,070
Boston Properties, Inc.	148,061	16,664
Braemar Hotels & Resorts, Inc.	27,816	248
Brandywine Realty Trust	173,226	2,229
Brixmor Property Group, Inc.	290,070	4,261
Brookfield Property REIT, Inc., Class A	153,354	2,469
Camden Property Trust	88,847	7,823
CareTrust REIT, Inc.	77,347	1,428
CBL & Associates Properties, Inc.	173,738	334
Cedar Realty Trust, Inc.	81,540	256
Chatham Lodging Trust	44,656	790
Chesapeake Lodging Trust	58,419	1,423
Colony Capital, Inc.	445,975	2,087
Columbia Property Trust, Inc.	113,039	2,187
Community Healthcare Trust, Inc.	17,239	497
CorePoint Lodging, Inc.	38,696	474
CoreSite Realty Corp.	33,008	2,879

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%(1) continued
United States - 46.6% continued
Corporate Office Properties Trust	98,810	$2,078
Cousins Properties, Inc.	402,581	3,180
CubeSmart	177,130	5,082
CyrusOne, Inc.	95,022	5,025
DiamondRock Hospitality Co.	199,498	1,811
Digital Realty Trust, Inc.	197,612	21,056
Douglas Emmett, Inc.	154,741	5,281
Duke Realty Corp.	342,603	8,873
Easterly Government Properties, Inc.	58,592	919
EastGroup Properties, Inc.	34,201	3,137
Empire State Realty Trust, Inc., Class A	137,832	1,961
Equinix, Inc.	76,232	26,876
Equity Commonwealth	116,560	3,498
Equity Commonwealth - (Fractional Shares)(2)	75,000	—
Equity LifeStyle Properties, Inc.	80,991	7,867
Equity Residential	353,186	23,314
Essex Property Trust, Inc.	63,337	15,531
Extra Space Storage, Inc.	121,285	10,974
Federal Realty Investment Trust	70,438	8,315
First Industrial Realty Trust, Inc.	120,564	3,480
Four Corners Property Trust, Inc.	63,724	1,670
Franklin Street Properties Corp.	104,211	649
Front Yard Residential Corp.	49,005	428
FRP Holdings, Inc.*	7,100	327
Getty Realty Corp.	33,385	982
Gladstone Commercial Corp.	27,996	502
Global Net Lease, Inc.	69,185	1,219
Government Properties Income Trust	93,439	642
HCP, Inc.	450,549	12,584
Healthcare Realty Trust, Inc.	119,970	3,412
Healthcare Trust of America, Inc., Class A	198,852	5,033
Hersha Hospitality Trust	35,357	620
Highwoods Properties, Inc.	99,056	3,832
Hospitality Properties Trust	157,450	3,760
Host Hotels & Resorts, Inc.	710,984	11,852
Howard Hughes (The) Corp.*	39,410	3,847
Hudson Pacific Properties, Inc.	150,123	4,363
Independence Realty Trust, Inc.	85,133	782
Industrial Logistics Properties Trust	62,236	1,224
Investors Real Estate Trust	11,623	570
Invitation Homes, Inc.	299,597	6,016
Iron Mountain, Inc.	260,664	8,448
JBG SMITH Properties	109,569	3,814
Kennedy-Wilson Holdings, Inc.	123,914	2,252
Kilroy Realty Corp.	96,375	6,060
Kimco Realty Corp.	404,035	5,919
Kite Realty Group Trust	81,359	1,146
Lexington Realty Trust	206,857	1,698
Liberty Property Trust	141,695	5,934
Life Storage, Inc.	44,664	4,153
LTC Properties, Inc.	37,934	1,581
Macerich (The) Co.	101,369	4,387
Mack-Cali Realty Corp.	86,490	1,694
Medical Properties Trust, Inc.	349,636	5,622
Mid-America Apartment Communities, Inc.	109,113	10,442
Monmouth Real Estate Investment Corp.	82,471	1,023
National Health Investors, Inc.	40,582	3,066
National Retail Properties, Inc.	150,335	7,293
National Storage Affiliates Trust	54,660	1,446
New Senior Investment Group, Inc.	75,025	309
NexPoint Residential Trust, Inc.	17,856	626
NorthStar Realty Europe Corp.	42,364	616
Omega Healthcare Investors, Inc.	192,029	6,750
One Liberty Properties, Inc.	13,737	333
Paramount Group, Inc.	207,053	2,601
Park Hotels & Resorts, Inc.	192,760	5,008
Pebblebrook Hotel Trust	125,066	3,541
Pennsylvania Real Estate Investment Trust	68,723	408
Physicians Realty Trust	174,219	2,793
Piedmont Office Realty Trust, Inc., Class A	124,086	2,114
Preferred Apartment Communities, Inc., Class A	38,261	538
Prologis, Inc.	603,566	35,441
PS Business Parks, Inc.	19,649	2,574
Public Storage	150,365	30,435
QTS Realty Trust, Inc., Class A	49,061	1,818
Realty Income Corp.	278,185	17,537
Regency Centers Corp.	146,094	8,573
Retail Opportunity Investments Corp.	107,704	1,710
Retail Properties of America, Inc., Class A	212,354	2,304
Retail Value, Inc.	13,568	347
Rexford Industrial Realty, Inc.	87,112	2,567
RLJ Lodging Trust	167,631	2,749

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%(1) continued
United States - 46.6% continued
RPT Realty	77,958	$932
Ryman Hospitality Properties, Inc.	44,246	2,951
Sabra Health Care REIT, Inc.	170,655	2,812
Saul Centers, Inc.	12,778	603
Select Income REIT	87,857	647
Senior Housing Properties Trust	227,660	2,668
Seritage Growth Properties, Class A	32,639	1,055
Simon Property Group, Inc.	296,496	49,808
SITE Centers Corp.	150,909	1,671
SL Green Realty Corp.	82,785	6,547
Spirit MTA REIT	40,424	288
Spirit Realty Capital, Inc.	82,094	2,894
STAG Industrial, Inc.	99,797	2,483
STORE Capital Corp.	177,362	5,021
Summit Hotel Properties, Inc.	99,988	973
Sun Communities, Inc.	77,529	7,885
Sunstone Hotel Investors, Inc.	218,219	2,839
Tanger Factory Outlet Centers, Inc.	90,413	1,828
Taubman Centers, Inc.	58,435	2,658
Terreno Realty Corp.	55,719	1,960
Tier REIT, Inc.	48,513	1,001
TravelCenters of America LLC - (Fractional Shares)* (2)	50,000	—
UDR, Inc.	256,617	10,167
UMH Properties, Inc.	30,519	361
Universal Health Realty Income Trust	12,667	777
Urban Edge Properties	110,726	1,840
Urstadt Biddle Properties, Inc., Class A	28,585	549
Ventas, Inc.	341,781	20,025
VEREIT, Inc.	927,573	6,632
Vornado Realty Trust	164,124	10,181
Washington Prime Group, Inc.	177,681	864
Washington Real Estate Investment Trust	75,827	1,744
Weingarten Realty Investors	116,540	2,891
Welltower, Inc.	356,736	24,761
Whitestone REIT	34,705	426
WP Carey, Inc.	154,470	10,093
Xenia Hotels & Resorts, Inc.	107,044	1,841

		730,430

Total Common Stocks (Cost $1,287,507)		1,554,422

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 0.0%(4)
Malaysia - 0.0%
YTL Land & Development Bhd.,
3.00%, 10/31/21 (MYR)	$114	$10

Total Convertible Bonds (Cost $26)		10

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.20%(5) (6)	134,139	$134

Total Investment Companies (Cost $134)		134

Total Investments - 99.1% (Cost $1,287,667)		1,554,566

Other Assets less Liabilities - 0.9%		13,812

NET ASSETS - 100.0%		$1,568,378

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)	Principal amount is in USD unless otherwise indicated.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2018 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

At December 31, 2018, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Bank of Montreal	United States Dollar	256	British Pound	202	3/20/19	$2
Citibank	Australian Dollar	1,870	United States Dollar	1,352	3/20/19	33
Citibank	Australian Dollar	1,134	United States Dollar	800	3/20/19	— *
Citibank	United States Dollar	700	Australian Dollar	995	3/20/19	2
Goldman Sachs	United States Dollar	634	Euro	554	3/20/19	5
Goldman Sachs	United States Dollar	1,000	Japanese Yen	111,604	3/20/19	25
Goldman Sachs	United States Dollar	108	Swedish Krona	975	3/20/19	2
Goldman Sachs	United States Dollar	173	Swiss Franc	171	3/20/19	2
Morgan Stanley	Australian Dollar	389	United States Dollar	277	3/20/19	3
Morgan Stanley	Euro	889	United States Dollar	1,026	3/20/19	1
Morgan Stanley	United States Dollar	900	Japanese Yen	98,747	3/20/19	7
Morgan Stanley	United States Dollar	1	Singapore Dollar	1	3/20/19	— *

Subtotal Appreciation						82

Citibank	Japanese Yen	36,928	United States Dollar	328	3/20/19	(12)
Citibank	United States Dollar	2,081	Hong Kong Dollar	16,230	3/20/19	(3)
Morgan Stanley	British Pound	283	United States Dollar	360	3/20/19	(2)
Morgan Stanley	Hong Kong Dollar	9,362	United States Dollar	1,198	3/20/19	— *
Morgan Stanley	Japanese Yen	129,873	United States Dollar	1,176	3/20/19	(17)
Societe Generale	United States Dollar	1,000	Australian Dollar	1,392	3/20/19	(18)
Societe Generale	United States Dollar	36	Canadian Dollar	49	3/20/19	(1)

Subtotal Depreciation						(53)

Total						$29

*	Amount rounds to less than one thousand.

At December 31, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500 (United States Dollar)	20	$2,505	Long	3/19	$13
E-Mini S&P MidCap 400 (United States Dollar)	24	3,989	Long	3/19	(127)
FTSE 100 Index (British Pound)	12	1,019	Long	3/19	(16)
Hang Seng Index (Hong Kong Dollar)	14	2,311	Long	1/19	29
MSCI EAFE Index (United States Dollar)	16	1,373	Long	3/19	2
MSCI Emerging Markets Index (United States Dollar)	31	1,499	Long	3/19	2
S&P/TSX 60 Index (Canadian Dollar)	1	126	Long	3/19	(3)
SPI 200 Index (Australian Dollar)	4	392	Long	3/19	(2)
Topix Index (Japanese Yen)	8	1,090	Long	3/19	(81)

Total					$(183)

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Retail REITs	16.7%
Real Estate Operating Companies	10.6
Office REITs	10.5
Residential REITs	9.8
Diversified Real Estate Activities	9.6
Diversified REITs	9.5
Real Estate Development	8.9
Specialized REITs	8.0
Industrial REITs	6.5
Health Care REITs	6.4
Other Industries less than 5%	3.5

Total	100.0%

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

At December 31, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	53.4%
Hong Kong Dollar	12.7
Japanese Yen	11.7
All other currencies less than 5%	22.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Canada	$22,919	$—	$—	$22,919
Egypt	666	525	—	1,191
Mexico	7,321	—	—	7,321
United States	730,430	—	—	730,430
All Other Countries(1)	—	792,561	—	792,561

Total Common Stocks	761,336	793,086	—	1,554,422

Convertible Bonds(1)	—	10	—	10
Investment Companies	134	—	—	134

Total Investments	$761,470	$793,096	$—	$1,554,566

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$82	$—	$82
Futures Contracts	46	—	—	46
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(53)	$—	$(53)
Futures Contracts	(229)	—	—	(229)

Total Other Financial Instruments	$(183)	$29	$—	$(154)

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued	DECEMBER 31, 2018 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$5,980	$173,734	$179,580	$90	$134	134

EXPLANATION OF CURRENCY ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

MYR - Malaysian Ringgit

USD - United States Dollar

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%(1)
Australia - 3.2%
AGL Energy Ltd.	16,011	$232
Amcor Ltd.	27,252	254
AMP Ltd.	66,961	116
APA Group	26,542	159
ASX Ltd.	4,718	199
Aurizon Holdings Ltd.	48,602	146
AusNet Services	42,946	47
Australia & New Zealand Banking Group Ltd.	67,337	1,160
Bendigo & Adelaide Bank Ltd.	10,154	77
BlueScope Steel Ltd.	11,669	90
Boral Ltd.	26,474	92
Brambles Ltd.	38,298	274
Caltex Australia Ltd.	6,640	119
Coca-Cola Amatil Ltd.	11,065	64
Cochlear Ltd.	1,445	176
Commonwealth Bank of Australia	41,198	2,103
Computershare Ltd.	10,361	125
CSL Ltd.	10,598	1,384
Dexus	24,940	187
Flight Centre Travel Group Ltd.	1,244	38
Fortescue Metals Group Ltd.	34,198	100
Goodman Group	38,092	285
GPT Group (The)	39,954	150
Harvey Norman Holdings Ltd. (Athens Exchange)	11,230	25
Insurance Australia Group Ltd.	54,720	270
LendLease Group	12,787	104
Macquarie Group Ltd.	7,606	582
Mirvac Group	82,927	131
National Australia Bank Ltd.	64,098	1,088
Newcrest Mining Ltd.	18,153	280
Orica Ltd.	8,483	103
Origin Energy Ltd.*	43,199	197
Ramsay Health Care Ltd.	3,163	129
Scentre Group	123,755	340
SEEK Ltd.	7,164	85
Stockland	54,664	136
Sydney Airport	27,663	131
Telstra Corp. Ltd.	92,889	186
Transurban Group	62,502	513
Wesfarmers Ltd.	26,917	611
Westpac Banking Corp.	80,467	1,419
Woodside Petroleum Ltd.	21,542	476

		14,383

Austria - 0.1%
OMV A.G.	3,286	144
voestalpine A.G.	2,623	78

		222

Belgium - 0.2%
Colruyt S.A.	1,327	95
KBC Group N.V.	5,778	374
Solvay S.A., Class A	1,656	165
UCB S.A.	3,046	248
Umicore S.A.	5,110	203

		1,085

Canada - 3.6%
Agnico Eagle Mines Ltd.	5,582	225
Alimentation Couche-Tard, Inc., Class B	10,034	499
AltaGas Ltd.	5,620	57
ARC Resources Ltd.	8,108	48
Aurora Cannabis, Inc.*	14,865	74
Bank of Montreal	15,054	984
Bank of Nova Scotia (The)	28,861	1,439
BlackBerry Ltd.*	11,756	84
CAE, Inc.	5,956	109
Canadian Imperial Bank of Commerce	10,407	775
Canadian National Railway Co.	17,166	1,271
Canadian Tire Corp. Ltd., Class A	1,362	142
Canopy Growth Corp.*	5,088	136
Cenovus Energy, Inc.	25,986	183
CGI Group, Inc., Class A*	5,843	357
Emera, Inc.	1,139	36
Empire Co. Ltd., Class A	3,898	82
Enbridge, Inc.	47,342	1,471
Encana Corp.	20,720	120
First Capital Realty, Inc.	3,634	50
Fortis, Inc.	10,155	339
Franco-Nevada Corp.	4,399	308
George Weston Ltd.	1	—
Gildan Activewear, Inc.	5,195	158
Hydro One Ltd.(2)	7,252	108
Loblaw Cos. Ltd.	4,471	200
Lululemon Athletica, Inc.*	2,389	291
Lundin Mining Corp.	13,357	55

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%(1) continued
Canada - 3.6% continued
Magna International, Inc.	7,523	$342
Metro, Inc.	5,459	189
Nutrien Ltd.	14,453	679
Open Text Corp.	6,010	196
PrairieSky Royalty Ltd.	4,759	62
Rogers Communications, Inc., Class B	8,420	431
Sun Life Financial, Inc.	13,948	463
Suncor Energy, Inc.	38,083	1,064
Teck Resources Ltd., Class B	12,129	261
Toronto-Dominion Bank (The)	42,748	2,125
Vermilion Energy, Inc.	3,072	65
Wheaton Precious Metals Corp.	10,671	208
WSP Global, Inc.	2,313	99

		15,785

Denmark - 0.9%
Chr Hansen Holding A/S	2,368	210
Coloplast A/S, Class B	2,849	265
Genmab A/S*	1,456	239
H Lundbeck A/S	1,652	72
ISS A/S	4,272	119
Novo Nordisk A/S, Class B	42,537	1,955
Novozymes A/S, Class B	5,275	236
Orsted A/S(2)	4,443	297
Pandora A/S	2,513	102
Tryg A/S	2,635	66
Vestas Wind Systems A/S	4,514	343
William Demant Holding A/S*	2,111	60

		3,964

Finland - 0.6%
Metso OYJ	2,145	57
Neste OYJ	3,103	240
Nokia OYJ	132,094	763
Nokian Renkaat OYJ	2,639	81
Nordea Bank Abp	71,632	604
Orion OYJ, Class B	2,280	79
Stora Enso OYJ (Registered)	12,075	140
UPM-Kymmene OYJ	12,584	320
Wartsila OYJ Abp	11,079	176

		2,460

France - 3.6%
Accor S.A.	4,211	179
Air Liquide S.A.	10,034	1,242
Atos S.E.	2,340	190
AXA S.A.	45,615	983
Bouygues S.A.	4,910	176
Capgemini S.E.	3,705	366
Carrefour S.A.	14,224	242
Casino Guichard Perrachon S.A.	1,197	50
Cie de Saint-Gobain	11,512	383
Cie Generale des Etablissements Michelin S.C.A.	3,939	389
CNP Assurances	3,769	80
Credit Agricole S.A.	27,085	291
Danone S.A.	14,469	1,020
Eiffage S.A.	1,903	159
EssilorLuxottica S.A. (New York Exchange)	6,763	854
Eurazeo S.E.	1,032	73
Gecina S.A.	1,028	133
Getlink	10,279	138
Imerys S.A.	869	42
Ingenico Group S.A.	1,347	76
Ipsen S.A.	840	108
JCDecaux S.A.	1,765	49
Kering S.A.	1,777	832
L’Oreal S.A.	5,904	1,355
Natixis S.A.	20,986	99
Orange S.A.	46,796	757
Renault S.A.	4,539	283
Rexel S.A.	6,429	68
Schneider Electric S.E. (Euronext Paris Exchange)	12,897	878
SES S.A.	8,086	155
Societe BIC S.A.	548	56
TOTAL S.A.	56,098	2,963
Unibail-Rodamco-Westfield	3,171	490
Vivendi S.A.	24,691	600
Wendel S.A.	576	69

		15,828

Germany - 3.3%
adidas A.G.	4,443	928
Allianz S.E. (Registered)	10,063	2,019
Arch Capital Group Ltd.*	9,601	257
BASF S.E.	21,514	1,489
Bayerische Motoren Werke A.G. (OTC Exchange)	7,775	630
Beiersdorf A.G.	2,416	252

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%(1) continued
Germany - 3.3% continued
Commerzbank A.G.*	22,526	$149
Deutsche Boerse A.G.	4,595	553
Deutsche Post A.G. (Registered)	23,175	635
Deutsche Wohnen S.E.	8,256	378
E.ON S.E.	52,467	519
Evonik Industries A.G.	4,208	105
Fraport A.G. Frankfurt Airport Services Worldwide	928	66
HeidelbergCement A.G.	3,516	215
Henkel A.G. & Co. KGaA (OTC Exchange)	2,503	246
Merck KGaA	3,074	317
METRO A.G.	4,165	64
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	3,508	766
OSRAM Licht A.G.	2,541	110
ProSiebenSat.1 Media S.E.	5,151	92
RWE A.G.	12,198	265
SAP S.E.	23,005	2,292
Siemens A.G. (Registered)	17,909	1,997
Symrise A.G.	2,990	221
Telefonica Deutschland Holding A.G.	15,180	59

		14,624

Hong Kong - 0.8%
ASM Pacific Technology Ltd.	6,200	59
BOC Hong Kong Holdings Ltd.	87,000	321
CLP Holdings Ltd.	39,306	443
Hang Lung Properties Ltd.	43,000	82
Hang Seng Bank Ltd.	17,678	395
Hong Kong & China Gas Co. Ltd.	213,504	441
Hong Kong Exchanges & Clearing Ltd.	27,801	798
Hysan Development Co. Ltd.	14,000	66
MTR Corp. Ltd.	37,560	198
Shangri-La Asia Ltd.	28,000	41
Swire Pacific Ltd., Class A	12,500	131
Swire Properties Ltd.	27,078	95
Techtronic Industries Co. Ltd.	30,500	161
Wharf Real Estate Investment Co. Ltd.	27,000	160
Yue Yuen Industrial Holdings Ltd.	16,500	53

		3,444

Ireland - 0.9%
Accenture PLC, Class A	14,967	2,110
Allegion PLC	2,351	187
Aptiv PLC	6,123	377
CRH PLC	19,080	503
DCC PLC	2,432	185
Jazz Pharmaceuticals PLC*	1,497	186
Kerry Group PLC, Class A	3,661	362

		3,910

Israel - 0.1%
Bank Hapoalim B.M.	26,562	168
Bank Leumi Le-Israel B.M.	36,516	221
Mizrahi Tefahot Bank Ltd.	3,123	53

		442

Italy - 0.4%
Assicurazioni Generali S.p.A.	27,022	452
Intesa Sanpaolo S.p.A.	349,050	774
Recordati S.p.A.	2,444	85
Snam S.p.A.	54,592	239
Tenaris S.A.	10,465	112

		1,662

Japan - 8.0%
Aeon Co. Ltd.	14,300	281
AEON Financial Service Co. Ltd.	2,690	48
Aeon Mall Co. Ltd.	2,180	35
AGC, Inc.	4,200	130
Ajinomoto Co., Inc.	11,200	199
Amada Holdings Co. Ltd.	7,600	68
ANA Holdings, Inc.	2,600	94
Asahi Kasei Corp.	29,400	300
Asics Corp.	3,200	41
Astellas Pharma, Inc.	44,400	565
Benesse Holdings, Inc.	1,600	41
Bridgestone Corp.	14,500	556
Casio Computer Co. Ltd.	4,000	48
Central Japan Railway Co.	3,400	722
Chugai Pharmaceutical Co. Ltd.	5,210	301
CyberAgent, Inc.	2,100	82
Dai Nippon Printing Co. Ltd.	5,400	112
Daicel Corp.	5,300	54
Daifuku Co. Ltd.	2,300	104
Daikin Industries Ltd.	5,900	621
Daiwa House Industry Co. Ltd.	13,100	416
Denso Corp.	10,100	448
Dentsu, Inc.	5,300	236
East Japan Railway Co.	7,200	640

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%(1) continued
Japan - 8.0% continued
Eisai Co. Ltd.	6,005	$468
Fast Retailing Co. Ltd.	1,400	716
Fujitsu Ltd.	4,700	295
Hino Motors Ltd.	6,100	57
Hirose Electric Co. Ltd.	700	69
Hitachi Chemical Co. Ltd.	2,617	39
Hitachi Construction Machinery Co. Ltd.	2,400	56
Hitachi High-Technologies Corp.	1,643	51
Hitachi Metals Ltd.	4,800	50
Honda Motor Co. Ltd.	38,400	1,003
Hulic Co. Ltd.	6,600	59
Inpex Corp.	24,900	222
J Front Retailing Co. Ltd.	4,700	54
Japan Retail Fund Investment Corp.	58	116
JFE Holdings, Inc.	12,200	194
Kajima Corp.	9,800	131
Kaneka Corp.	1,000	36
Kansai Paint Co. Ltd.	3,700	71
Kao Corp.	11,600	855
Kawasaki Heavy Industries Ltd.	3,200	68
KDDI Corp.	41,600	991
Keio Corp.	2,600	152
Keyence Corp.	2,300	1,159
Kikkoman Corp.	3,500	188
Kobayashi Pharmaceutical Co. Ltd.	1,200	82
Kobe Steel Ltd.	7,255	50
Komatsu Ltd.	21,200	452
Konica Minolta, Inc.	10,300	92
Kubota Corp.	22,900	322
Kuraray Co. Ltd.	7,100	100
Kurita Water Industries Ltd.	2,200	53
Kyocera Corp.	7,400	368
Kyushu Railway Co.	3,500	118
Lawson, Inc.	1,100	70
Marui Group Co. Ltd.	4,400	85
Mazda Motor Corp.	12,800	132
McDonald’s Holdings Co. Japan Ltd.	1,500	64
Mitsubishi Chemical Holdings Corp.	31,200	235
Mitsubishi Electric Corp.	41,900	459
Mitsubishi Estate Co. Ltd.	27,200	426
Mitsubishi Materials Corp.	2,500	66
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,030	38
Mitsui Chemicals, Inc.	3,900	88
Mitsui Fudosan Co. Ltd.	20,500	454
Mitsui OSK Lines Ltd.	2,600	57
Mizuho Financial Group, Inc.	565,673	882
Murata Manufacturing Co. Ltd.	4,315	595
Nabtesco Corp.	2,400	52
Nagoya Railroad Co. Ltd.	4,000	106
NEC Corp.	6,400	192
NGK Insulators Ltd.	5,600	75
NGK Spark Plug Co. Ltd.	3,400	67
Nikon Corp.	7,100	105
Nintendo Co. Ltd.	2,700	713
Nippon Express Co. Ltd.	1,700	94
Nippon Prologis REIT, Inc.	39	82
Nippon Yusen K.K.	3,600	56
Nitori Holdings Co. Ltd.	1,800	224
Nitto Denko Corp.	4,000	200
Nomura Real Estate Holdings, Inc.	2,500	46
Nomura Research Institute Ltd.	2,392	88
NSK Ltd.	8,200	70
NTT DOCOMO, Inc.	31,100	698
Obayashi Corp.	14,700	132
Odakyu Electric Railway Co. Ltd.	6,500	142
Omron Corp.	4,800	173
Oriental Land Co. Ltd.	4,600	467
Osaka Gas Co. Ltd.	9,400	172
Otsuka Corp.	2,400	66
Panasonic Corp.	50,700	455
Rakuten, Inc.	18,800	125
Recruit Holdings Co. Ltd.	26,000	622
Resona Holdings, Inc.	49,200	235
Rinnai Corp.	800	52
Secom Co. Ltd.	4,900	405
Sekisui Chemical Co. Ltd.	8,200	121
Sekisui House Ltd.	15,000	220
Seven & i Holdings Co. Ltd.	17,700	771
Sharp Corp.	4,700	48
Shimadzu Corp.	5,000	98
Shimizu Corp.	11,900	98
Shin-Etsu Chemical Co. Ltd.	8,500	655
Shiseido Co. Ltd.	9,000	559
Showa Denko K.K.	3,000	88
Showa Shell Sekiyu K.K.	4,300	60
Sohgo Security Services Co. Ltd.	1,500	71
Sompo Holdings, Inc.	7,800	263

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%(1) continued
Japan - 8.0% continued
Sony Corp.	29,700	$1,430
Stanley Electric Co. Ltd.	2,933	82
Sumitomo Chemical Co. Ltd.	33,000	161
Sumitomo Electric Industries Ltd.	18,300	242
Sumitomo Heavy Industries Ltd.	2,500	74
Sumitomo Metal Mining Co. Ltd.	5,100	136
Sumitomo Mitsui Trust Holdings, Inc.	7,800	284
Sumitomo Rubber Industries Ltd.	3,800	45
Suntory Beverage & Food Ltd.	3,100	140
Sysmex Corp.	3,742	181
T&D Holdings, Inc.	13,400	155
Taisei Corp.	5,200	221
Takashimaya Co. Ltd.	3,000	38
Takeda Pharmaceutical Co. Ltd.	34,800	1,181
TDK Corp.	3,100	221
Teijin Ltd.	4,000	64
Tobu Railway Co. Ltd.	4,300	115
Toho Co. Ltd.	2,400	87
Toho Gas Co. Ltd.	1,700	72
Tokyo Electron Ltd.	3,700	425
Tokyo Gas Co. Ltd.	9,300	235
Tokyu Corp.	12,000	195
Tokyu Fudosan Holdings Corp.	13,200	66
Toppan Printing Co. Ltd.	5,600	82
Toray Industries, Inc.	32,800	229
TOTO Ltd.	3,600	124
Toyo Suisan Kaisha Ltd.	1,900	66
Toyoda Gosei Co. Ltd.	1,600	32
Toyota Tsusho Corp.	5,300	156
Unicharm Corp.	9,600	310
USS Co. Ltd.	4,800	80
West Japan Railway Co.	3,900	275
Yakult Honsha Co. Ltd.	2,900	203
Yamada Denki Co. Ltd.	14,260	68
Yamaha Corp.	3,000	127
Yamaha Motor Co. Ltd.	6,200	121
Yaskawa Electric Corp.	5,300	128
Yokogawa Electric Corp.	5,000	86

		35,433

Netherlands - 1.4%
Aegon N.V.	43,822	204
Akzo Nobel N.V.	5,801	466
ASML Holding N.V.	9,602	1,498
EXOR N.V.	2,438	132
ING Groep N.V.	91,480	980
Koninklijke Ahold Delhaize N.V.	29,248	738
Koninklijke DSM N.V.	4,205	342
Koninklijke KPN N.V.	81,514	238
Koninklijke Philips N.V.	22,292	786
Koninklijke Vopak N.V.	1,556	71
NN Group N.V.	7,194	286
QIAGEN N.V.*	5,036	172
Wolters Kluwer N.V.	6,727	397

		6,310

New Zealand - 0.1%
Auckland International Airport Ltd.	24,238	116
Fletcher Building Ltd.*	18,359	60
Meridian Energy Ltd.	30,233	69
Ryman Healthcare Ltd.	8,369	60

		305

Norway - 0.3%
Aker BP ASA	2,201	56
Equinor ASA	27,773	592
Marine Harvest ASA	10,071	212
Norsk Hydro ASA	29,926	135
Orkla ASA	18,090	142
Schibsted ASA, Class B	2,005	61
Telenor ASA	17,082	330

		1,528

Portugal - 0.1%
Banco Espirito
Santo S.A. (Registered)* (3)	29,034	—
EDP - Energias de Portugal S.A.	62,145	217
Galp Energia SGPS S.A.	12,272	194
Jeronimo Martins SGPS S.A.	5,239	62

		473

Singapore - 0.4%
Ascendas Real Estate Investment Trust	58,600	110
CapitaLand Commercial Trust	54,960	70
CapitaLand Ltd.	56,500	129
CapitaLand Mall Trust	52,700	87
City Developments Ltd.	9,300	55
DBS Group Holdings Ltd.	42,133	728
Jardine Cycle & Carriage Ltd.	2,244	58
Keppel Corp. Ltd.	32,300	140
Singapore Airlines Ltd.	11,400	79
Singapore Press Holdings Ltd.	35,400	61

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%(1) continued
Singapore - 0.4% continued
Singapore Telecommunications Ltd.	188,300	$404
UOL Group Ltd.	11,882	54

		1,975

South Africa - 0.0%
Investec PLC	14,339	80

Spain - 1.4%
Amadeus IT Group S.A.	10,297	717
Banco Bilbao Vizcaya Argentaria S.A.	156,359	825
Banco de Sabadell S.A.	124,859	142
Bankinter S.A.	15,053	120
CaixaBank S.A.	84,805	305
Enagas S.A.	5,694	154
Ferrovial S.A.	11,982	242
Grifols S.A.	7,148	187
Iberdrola S.A.	142,451	1,140
Industria de Diseno Textil S.A.	25,765	657
Naturgy Energy Group S.A.	7,847	199
Red Electrica Corp. S.A.	10,564	235
Repsol S.A.	32,366	520
Telefonica S.A.	109,565	925

		6,368

Sweden - 1.3%
Assa Abloy AB, Class B	23,135	414
Atlas Copco AB, Class A	15,638	374
Atlas Copco AB, Class B	9,528	209
Autoliv, Inc.	1,936	136
Boliden AB	6,039	131
Essity AB, Class B	14,092	346
Hennes & Mauritz AB, Class B	20,111	286
Husqvarna AB, Class B	9,108	68
ICA Gruppen AB	1,794	64
Investor AB, Class B	10,486	446
Kinnevik AB, Class B	5,351	129
L E Lundbergforetagen AB, Class B	1,745	52
Millicom International Cellular S.A. SDR	1,517	96
Sandvik AB	26,227	375
Skandinaviska Enskilda Banken AB, Class A	37,887	369
Skanska AB, Class B	7,665	122
SKF AB, Class B	8,457	129
Svenska Handelsbanken AB, Class A	35,407	392
Swedbank AB, Class A	21,458	478
Tele2 AB, Class B	10,920	139
Telefonaktiebolaget LM Ericsson, Class B	72,280	637
Telia Co. AB	66,738	317

		5,709

Switzerland - 3.1%
ABB Ltd. (Registered)	43,216	824
Adecco Group A.G. (Registered)	3,816	179
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	24	149
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	2	149
Chubb Ltd.	10,821	1,398
Cie Financiere Richemont S.A. (Registered)	12,244	787
Clariant A.G. (Registered)*	4,541	84
Coca-Cola HBC A.G. - CDI*	4,441	138
Ferguson PLC	5,498	352
Garmin Ltd.	2,742	174
Givaudan S.A. (Registered)	212	492
Kuehne + Nagel International A.G. (Registered)	1,220	157
LafargeHolcim Ltd. (Registered)*	9,138	378
LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange)*	2,416	99
Lonza Group A.G. (Registered)*	1,767	459
Roche Holding A.G. (Genusschein)	16,438	4,065
SGS S.A. (Registered)	128	288
Sika A.G. (Registered)	3,009	382
Sonova Holding A.G. (Registered)	1,363	222
STMicroelectronics N.V.	16,265	232
Straumann Holding A.G. (Registered)	251	159
Swiss Re A.G.	7,162	658
Swisscom A.G. (Registered)	602	288
TE Connectivity Ltd.	8,264	625
Vifor Pharma A.G.	1,032	112
Zurich Insurance Group A.G.	3,553	1,061

		13,911

United Arab Emirates - 0.0%
NMC Health PLC	2,330	83

United Kingdom - 5.3%
3i Group PLC	23,423	230
Aon PLC	5,719	831
Associated British Foods PLC	8,520	222
Aviva PLC	89,920	429

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%(1) continued
United Kingdom - 5.3% continued
Barratt Developments PLC	25,367	$150
Berkeley Group Holdings (The) PLC	3,168	140
British Land (The) Co. PLC	20,905	142
BT Group PLC	198,133	600
Burberry Group PLC	10,122	223
CNH Industrial N.V.	24,147	217
Coca-Cola European Partners PLC	5,322	244
Compass Group PLC	37,273	783
ConvaTec Group PLC(2)	27,824	49
Croda International PLC	3,219	191
easyJet PLC	3,804	53
GlaxoSmithKline PLC	116,105	2,204
IHS Markit Ltd.*	9,092	436
InterContinental Hotels Group PLC	4,319	232
Intertek Group PLC	3,953	241
ITV PLC	79,454	126
J Sainsbury PLC	38,527	130
Johnson Matthey PLC	4,371	156
Kingfisher PLC	47,077	125
Legal & General Group PLC	137,738	404
Liberty Global PLC, Class A*	3,886	83
Liberty Global PLC, Class C*	12,296	254
Linde PLC	12,874	2,009
London Stock Exchange Group PLC	7,355	380
Marks & Spencer Group PLC	36,257	114
Meggitt PLC	17,456	104
Merlin Entertainments PLC(2)	15,302	62
Michael Kors Holdings Ltd.*	3,303	125
Mondi PLC	8,995	186
National Grid PLC	79,703	771
Next PLC	3,341	170
Pearson PLC	18,797	224
Pentair PLC	3,727	141
Prudential PLC	60,770	1,086
Reckitt Benckiser Group PLC	15,733	1,201
RELX PLC (London Exchange)	46,657	958
Royal Mail PLC	20,648	72
RSA Insurance Group PLC	22,611	148
Schroders PLC	2,639	82
Segro PLC	24,966	187
Smith & Nephew PLC	20,542	382
SSE PLC	23,941	329
Standard Chartered PLC	64,461	498
Standard Life Aberdeen PLC	57,312	187
Taylor Wimpey PLC	72,089	125
TechnipFMC PLC	3,534	71
TechnipFMC PLC (New York Exchange)	7,029	138
Tesco PLC	233,215	565
Unilever N.V. - CVA	36,129	1,963
Unilever PLC	26,495	1,387
Whitbread PLC	4,340	253
Willis Towers Watson PLC	2,993	454
Wm Morrison Supermarkets PLC	54,960	149
WPP PLC	29,839	320

		23,736

United States - 58.5%
3M Co.	13,730	2,616
A.O. Smith Corp.	3,168	135
AbbVie, Inc.	35,405	3,264
Acuity Brands, Inc.	863	99
Adobe, Inc.*	11,459	2,593
Advance Auto Parts, Inc.	1,787	281
AES Corp.	15,525	225
Affiliated Managers Group, Inc.	1,175	115
Agilent Technologies, Inc.	7,311	493
Air Products & Chemicals, Inc.	5,113	818
Alexandria Real Estate Equities, Inc.	2,482	286
Align Technology, Inc.*	1,771	371
Alliant Energy Corp.	5,611	237
Allstate (The) Corp.	8,191	677
Ally Financial, Inc.	10,390	235
Alphabet, Inc., Class A*	6,989	7,303
Alphabet, Inc., Class C*	7,363	7,625
AMERCO	180	59
American Express Co.	17,143	1,634
American Financial Group, Inc.	1,830	166
American International Group, Inc.	20,837	821
American Tower Corp.	10,295	1,629
American Water Works Co., Inc.	4,170	379
Ameriprise Financial, Inc.	3,282	343
AmerisourceBergen Corp.	3,764	280
Amgen, Inc.	15,123	2,944
Analog Devices, Inc.	8,689	746
Antero Resources Corp.*	4,253	40
Apache Corp.	9,023	237
Applied Materials, Inc.	23,226	760
Aramark	5,415	157
Arconic, Inc.	10,360	175

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%(1) continued
United States - 58.5% continued
Arthur J. Gallagher & Co.	4,348	$320
Assurant, Inc.	1,183	106
Autodesk, Inc.*	5,134	660
Avery Dennison Corp.	1,945	175
Axalta Coating Systems Ltd.*	5,556	130
Baker Hughes a GE Co.	12,038	259
Ball Corp.	7,611	350
Bank of New York Mellon (The) Corp.	23,436	1,103
BB&T Corp.	17,875	774
Becton Dickinson and Co.	6,266	1,412
Best Buy Co., Inc.	5,869	311
Biogen, Inc.*	4,717	1,419
BioMarin Pharmaceutical, Inc.*	4,200	358
BlackRock, Inc.	2,809	1,103
Booking Holdings, Inc.*	1,111	1,914
BorgWarner, Inc.	5,059	176
Boston Properties, Inc.	3,573	402
Bristol-Myers Squibb Co.	38,150	1,983
Bunge Ltd.	3,472	186
C.H. Robinson Worldwide, Inc.	3,262	274
Cadence Design Systems, Inc.*	6,639	289
Camden Property Trust	2,268	200
Campbell Soup Co.	4,076	134
Capital One Financial Corp.	11,220	848
Cardinal Health, Inc.	7,214	322
CarMax, Inc.*	4,216	264
Caterpillar, Inc.	13,919	1,769
CBRE Group, Inc., Class A*	7,720	309
Celanese Corp.	3,169	285
Celgene Corp.*	16,492	1,057
Centene Corp.*	4,849	559
CenterPoint Energy, Inc.	11,667	329
CenturyLink, Inc.	22,538	341
Charles Schwab (The) Corp.	28,497	1,183
Cheniere Energy, Inc.*	4,971	294
Cigna Corp.	8,904	1,691
Cimarex Energy Co.	2,071	128
Cisco Systems, Inc.	109,931	4,763
CIT Group, Inc.	2,482	95
Citizens Financial Group, Inc.	11,188	333
Citrix Systems, Inc.	3,222	330
Clorox (The) Co.	2,940	453
CME Group, Inc.	8,345	1,570
CMS Energy Corp.	6,654	330
Coca-Cola (The) Co.	94,430	4,471
Cognizant Technology Solutions Corp., Class A	13,695	869
Colgate-Palmolive Co.	19,316	1,150
Comerica, Inc.	4,040	278
CommScope Holding Co., Inc.*	4,443	73
ConocoPhillips	27,132	1,692
Consolidated Edison, Inc.	7,408	566
Copart, Inc.*	5,025	240
Corning, Inc.	19,278	582
CSX Corp.	19,040	1,183
Cummins, Inc.	3,562	476
Darden Restaurants, Inc.	2,899	290
Deere & Co.	7,167	1,069
Dell Technologies, Inc., Class C*	2,965	145
Delta Air Lines, Inc.	3,862	193
DENTSPLY SIRONA, Inc.	4,999	186
Devon Energy Corp.	11,892	268
Discover Financial Services	8,207	484
Discovery, Inc., Class A*	3,335	83
Discovery, Inc., Class C*	6,808	157
Dominion Energy, Inc.	17,519	1,252
Domino’s Pizza, Inc.	964	239
Dover Corp.	3,480	247
DTE Energy Co.	4,170	460
Duke Realty Corp.	8,410	218
E*TRADE Financial Corp.	6,094	267
East West Bancorp, Inc.	3,149	137
Eaton Corp. PLC	10,183	699
Ecolab, Inc.	6,117	901
Edison International	7,504	426
Edwards Lifesciences Corp.*	4,889	749
Equinix, Inc.	1,867	658
Estee Lauder (The) Cos., Inc., Class A	5,256	684
Eversource Energy	7,318	476
Expedia Group, Inc.	2,855	322
Expeditors International of Washington, Inc.	4,101	279
Fastenal Co.	6,720	351
Federal Realty Investment Trust	1,731	204
Fifth Third Bancorp	15,500	365
First Republic Bank	3,805	331
Flex Ltd.*	13,921	106
Flowserve Corp.	2,809	107

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%(1) continued
United States - 58.5% continued
Fortune Brands Home & Security, Inc.	3,109	$118
Franklin Resources, Inc.	7,541	224
Gap (The), Inc.	5,189	134
General Mills, Inc.	14,199	553
Genuine Parts Co.	3,376	324
Gilead Sciences, Inc.	30,323	1,897
H&R Block, Inc.	4,608	117
Hanesbrands, Inc.	8,192	103
Harley-Davidson, Inc.	3,764	128
Hartford Financial Services Group (The), Inc.	8,354	371
Hasbro, Inc.	2,922	237
HCA Healthcare, Inc.	6,532	813
HCP, Inc.	11,014	308
Henry Schein, Inc.*	3,557	279
Hess Corp.	6,545	265
Hewlett Packard Enterprise Co.	35,149	464
Hilton Worldwide Holdings, Inc.	6,527	469
Hologic, Inc.*	6,563	270
Hormel Foods Corp.	6,932	296
Host Hotels & Resorts, Inc.	17,416	290
HP, Inc.	37,127	760
Humana, Inc.	3,234	926
Huntington Bancshares, Inc.	25,843	308
IDEXX Laboratories, Inc.*	1,986	369
Illinois Tool Works, Inc.	7,105	900
Ingersoll-Rand PLC	5,856	534
Intel Corp.	107,774	5,058
Intercontinental Exchange, Inc.	13,446	1,013
International Business Machines Corp.	21,350	2,427
International Flavors & Fragrances, Inc.	2,025	272
International Paper Co.	8,997	363
Interpublic Group of (The) Cos., Inc.	9,153	189
Intuit, Inc.	5,701	1,122
Invesco Ltd.	10,216	171
IQVIA Holdings, Inc.*	3,723	433
Iron Mountain, Inc.	6,544	212
Jack Henry & Associates, Inc.	1,858	235
Johnson & Johnson	62,717	8,094
Johnson Controls International PLC	21,911	650
Jones Lang LaSalle, Inc.	1,027	130
Kansas City Southern	2,480	237
Kellogg Co.	6,056	345
KeyCorp	24,332	360
Keysight Technologies, Inc.*	4,461	277
Kimberly-Clark Corp.	8,175	931
Kinder Morgan, Inc.	46,845	720
Kohl’s Corp.	4,009	266
Kraft Heinz (The) Co.	14,482	623
L Brands, Inc.	5,208	134
L3 Technologies, Inc.	1,831	318
Laboratory Corp. of America Holdings*	2,432	307
Lam Research Corp.	3,617	493
Leggett & Platt, Inc.	2,953	106
Lennar Corp., Class A	6,916	271
Lennox International, Inc.	872	191
Liberty Broadband Corp., Class C*	2,558	184
Liberty Property Trust	3,301	138
Lincoln National Corp.	5,217	268
Live Nation Entertainment, Inc.*	3,220	159
LKQ Corp.*	7,623	181
Loews Corp.	6,428	293
Lowe’s Cos., Inc.	18,989	1,754
LyondellBasell Industries N.V., Class A	7,772	646
M&T Bank Corp.	3,146	450
Macerich (The) Co.	2,263	98
Macy’s, Inc.	7,313	218
ManpowerGroup, Inc.	1,475	96
Marathon Oil Corp.	20,043	287
Marathon Petroleum Corp.	16,298	962
Marriott International, Inc., Class A	6,920	751
Marsh & McLennan Cos., Inc.	11,904	949
Marvell Technology Group Ltd.	14,671	238
Masco Corp.	6,844	200
Mastercard, Inc., Class A	21,560	4,067
Mattel, Inc.*	7,303	73
McCormick & Co., Inc. (Non Voting)	2,798	390
McDonald’s Corp.	18,155	3,224
Merck & Co., Inc.	62,159	4,750
Mettler-Toledo International, Inc.*	591	334
Microsoft Corp.	170,331	17,301
Mohawk Industries, Inc.*	1,521	178
Mondelez International, Inc., Class A	34,233	1,370
Moody’s Corp.	4,068	570
Mosaic (The) Co.	8,668	253
Motorola Solutions, Inc.	3,722	428
Nasdaq, Inc.	2,737	223

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%(1) continued
United States - 58.5% continued
National Oilwell Varco, Inc.	9,007	$231
Netflix, Inc.*	10,193	2,728
Newell Brands, Inc.	10,553	196
Newmont Mining Corp.	12,331	427
Nielsen Holdings PLC	8,371	195
NIKE, Inc., Class B	29,927	2,219
NiSource, Inc.	8,138	206
Noble Energy, Inc.	10,800	203
Nordstrom, Inc.	2,619	122
Norfolk Southern Corp.	6,568	982
Northern Trust Corp.(4)	4,547	380
Norwegian Cruise Line Holdings Ltd.*	5,138	218
Nucor Corp.	7,333	380
NVIDIA Corp.	13,525	1,806
NVR, Inc.*	85	207
Occidental Petroleum Corp.	17,876	1,097
Omnicom Group, Inc.	5,227	383
ONEOK, Inc.	9,741	526
Oracle Corp.	69,803	3,152
Owens Corning	2,466	108
PACCAR, Inc.	8,065	461
Parker-Hannifin Corp.	3,042	454
People’s United Financial, Inc.	8,343	120
PepsiCo, Inc.	33,092	3,656
Phillips 66	10,285	886
Pinnacle West Capital Corp.	2,637	225
Pioneer Natural Resources Co.	4,064	535
PNC Financial Services Group (The), Inc.	10,878	1,272
PPG Industries, Inc.	5,735	586
Principal Financial Group, Inc.	6,705	296
Procter & Gamble (The) Co.	58,182	5,348
Progressive (The) Corp.	13,674	825
Prologis, Inc.	14,817	870
Prudential Financial, Inc.	9,781	798
Public Service Enterprise Group, Inc.	11,980	624
PVH Corp.	1,860	173
Quest Diagnostics, Inc.	3,200	266
Raymond James Financial, Inc.	3,119	232
Regions Financial Corp.	25,762	345
Reinsurance Group of America, Inc.	1,417	199
ResMed, Inc.	3,316	378
Robert Half International, Inc.	2,963	169
Rockwell Automation, Inc.	2,837	427
Roper Technologies, Inc.	2,448	652
Ross Stores, Inc.	8,836	735
Royal Caribbean Cruises Ltd.	3,813	373
S&P Global, Inc.	5,930	1,008
salesforce.com, Inc.*	16,798	2,301
SBA Communications Corp.*	2,739	443
Schlumberger Ltd.	32,410	1,169
Sealed Air Corp.	3,504	122
Sempra Energy	6,373	690
Sensata Technologies Holding PLC*	4,180	187
Sherwin-Williams (The) Co.	1,972	776
Signature Bank	1,218	125
Sirius XM Holdings, Inc.	38,344	219
Skyworks Solutions, Inc.	4,230	284
Snap-on, Inc.	1,385	201
Southern (The) Co.	23,662	1,039
Southwest Airlines Co.	3,450	160
Sprint Corp.*	18,466	107
Stanley Black & Decker, Inc.	3,532	423
Starbucks Corp.	31,584	2,034
State Street Corp.	8,796	555
SunTrust Banks, Inc.	10,882	549
SVB Financial Group*	1,285	244
Symantec Corp.	14,343	271
T. Rowe Price Group, Inc.	5,755	531
Tapestry, Inc.	6,797	229
Targa Resources Corp.	5,022	181
TD Ameritrade Holding Corp.	6,765	331
Tesla, Inc.*	2,999	998
Texas Instruments, Inc.	22,740	2,149
Tiffany & Co.	2,637	212
TJX (The) Cos., Inc.	29,047	1,300
Tractor Supply Co.	2,947	246
TransDigm Group, Inc.*	1,100	374
Travelers (The) Cos., Inc.	6,342	759
Trimble, Inc.*	6,114	201
TripAdvisor, Inc.*	2,334	126
UDR, Inc.	6,504	258
Ulta Beauty, Inc.*	1,302	319
Under Armour, Inc., Class A*	3,944	70
Under Armour, Inc., Class C*	4,135	67
Union Pacific Corp.	17,275	2,388
United Parcel Service, Inc., Class B	16,243	1,584
United Rentals, Inc.*	2,022	207

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%(1) continued
United States - 58.5% continued
US Bancorp	36,242	$1,656
Vail Resorts, Inc.	902	190
Valero Energy Corp.	9,987	749
Varian Medical Systems, Inc.*	2,172	246
Verizon Communications, Inc.	96,639	5,433
Vertex Pharmaceuticals, Inc.*	5,980	991
VF Corp.	8,018	572
Visa, Inc., Class A	41,528	5,479
VMware, Inc., Class A	1,807	248
Voya Financial, Inc.	4,046	162
W.W. Grainger, Inc.	1,126	318
WABCO Holdings, Inc.*	1,176	126
Walt Disney (The) Co.	34,801	3,816
Waste Management, Inc.	10,084	897
Waters Corp.*	1,831	345
WEC Energy Group, Inc.	7,235	501
Welltower, Inc.	8,724	606
Western Union (The) Co.	11,001	188
WestRock Co.	6,075	229
Weyerhaeuser Co.	17,464	382
Whirlpool Corp.	1,550	166
Williams (The) Cos., Inc.	28,699	633
Workday, Inc., Class A*	3,352	535
Xcel Energy, Inc.	11,737	578
Xerox Corp.	5,055	100
Xylem, Inc.	4,327	289
Zayo Group Holdings, Inc.*	5,435	124
Zions Bancorporation	4,316	176
Zoetis, Inc.	11,237	961

		260,209

Total Common Stocks (Cost $385,039)		433,929

PREFERRED STOCKS - 0.1%(1)
Germany - 0.1%
Bayerische Motoren Werke A.G., 6.46%(5)	1,174	84
Henkel A.G. & Co. KGaA, 1.89%(5)	4,093	447
Sartorius A.G., 0.47%(5)	794	99

		630

Total Preferred Stocks (Cost $568)		630

RIGHTS - 0.0%
Spain - 0.0%
Repsol S.A.*	31,111	14

Total Rights (Cost $15)		14

INVESTMENT COMPANIES - 1.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.20%(6) (7)	8,207,914	8,208

Total Investment Companies (Cost $8,208)		8,208

Total Investments - 99.6% (Cost $393,830)		442,781

Other Assets less Liabilities - 0.4%		1,917

NET ASSETS - 100.0%		$444,698

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Investment in affiliate.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2018 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2018, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Bank of Montreal	United States Dollar	320	Canadian Dollar	436	3/20/19	$—	*
BNY Mellon	United States Dollar	130	British Pound	103	3/20/19	2
BNY Mellon	United States Dollar	1,130	Euro	988	3/20/19	10
Citibank	Australian Dollar	337	United States Dollar	241	3/20/19	4
Citibank	British Pound	70	United States Dollar	90	3/20/19	—	*
Citibank	Canadian Dollar	134	United States Dollar	100	3/20/19	2
Citibank	United States Dollar	260	Australian Dollar	369	3/20/19	1
Citibank	United States Dollar	368	Euro	320	3/20/19	1
Citibank	United States Dollar	1,677	Japanese Yen	188,657	3/20/19	55

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Citibank	United States Dollar	100	Swedish Krona	901	3/20/19	$2
Goldman Sachs	United States Dollar	310	British Pound	244	3/20/19	3
Goldman Sachs	United States Dollar	1,423	Euro	1,243	3/20/19	11
Goldman Sachs	United States Dollar	580	Japanese Yen	63,851	3/20/19	6
JPMorgan Chase	Canadian Dollar	600	United States Dollar	440	3/20/19	— *
JPMorgan Chase	United States Dollar	266	Japanese Yen	29,097	3/20/19	1
Morgan Stanley	United States Dollar	520	Euro	454	3/20/19	3
Morgan Stanley	United States Dollar	170	Swiss Franc	168	3/20/19	2

Subtotal Appreciation						103

Bank of Montreal	British Pound	77	United States Dollar	98	3/20/19	(1)
BNY Mellon	Euro	1,392	United States Dollar	1,600	3/20/19	(5)
BNY Mellon	Japanese Yen	96,242	United States Dollar	860	3/20/19	(24)
BNY Mellon	United States Dollar	124	Canadian Dollar	169	3/20/19	— *
Citibank	British Pound	223	United States Dollar	280	3/20/19	(5)
Citibank	Euro	1,387	United States Dollar	1,590	3/20/19	(9)
Citibank	Swiss Franc	78	United States Dollar	80	3/20/19	— *
Citibank	United States Dollar	120	Australian Dollar	167	3/20/19	(2)
Goldman Sachs	Swedish Krona	1,069	United States Dollar	119	3/20/19	(3)
Goldman Sachs	Swiss Franc	172	United States Dollar	175	3/20/19	(1)
JPMorgan Chase	Japanese Yen	121,033	United States Dollar	1,100	3/20/19	(11)
Morgan Stanley	Canadian Dollar	150	United States Dollar	110	3/20/19	— *
Morgan Stanley	Japanese Yen	28,339	United States Dollar	260	3/20/19	— *
Societe Generale	United States Dollar	319	Canadian Dollar	425	3/20/19	(7)

Subtotal Depreciation						(68)

Total						$35

*	Amount rounds to less than one thousand.

At December 31, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500 (United States Dollar)	24	$3,006	Long	3/19	$153
Euro Stoxx 50 (Euro)	43	1,465	Long	3/19	(17)
FTSE 100 Index (British Pound)	3	255	Long	3/19	2
SPI 200 Index (Australian Dollar)	3	294	Long	3/19	2
Topix Index (Japanese Yen)	5	681	Long	3/19	(1)
Yen Denominated Nikkei 225 (Japanese Yen)	1	90	Long	3/19	— *

Total					$139

*	Amount rounds to less than one thousand.

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	8.9%
Consumer Discretionary	9.6
Consumer Staples	8.6
Energy	4.8
Financials	15.4
Health Care	12.9
Industrials	10.7
Information Technology	17.5
Materials	5.2
Real Estate	3.0
Utilities	3.4

Total	100.0%

At December 31, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	62.3%
Euro	12.0
Japanese Yen	8.2
All other currencies less than 5%	17.5

Total	100.0%

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Canada	$15,785	$—	$—	$15,785
Germany	257	14,367	—	14,624
Ireland	2,860	1,050	—	3,910
Sweden	136	5,573	—	5,709
Switzerland	2,197	11,714	—	13,911
United Kingdom	4,715	19,021	—	23,736
United States	260,209	—	—	260,209
All Other Countries(1)	—	96,045	—	96,045

Total Common Stocks	286,159	147,770	—	433,929

Preferred Stocks(1)	—	630	—	630
Rights(1)	14	—	—	14
Investment Companies	8,208	—	—	8,208

Total Investments	$294,381	$148,400	$—	$442,781

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$103	$—	$103
Futures Contracts	157	—	—	157
Liabilities
Forward Foreign Currency Exchange Contracts	—	(68)	—	(68)
Futures Contracts	(18)	—	—	(18)

Total Other Financial Instruments	$139	$35	$—	$174

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued	DECEMBER 31, 2018 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$7,913	$105,443	$105,148	$—	$—	$130	$8,208	8,208
Northern Trust Corp.	407	66	—	(93)	—	7	380	5

Total	$8,320	$105,509	$105,148	$(93)	$—	$137	$8,588	8,213

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1)
Australia - 6.9%
AGL Energy Ltd.	238,736	$3,454
Alumina Ltd.	919,566	1,476
Amcor Ltd.	424,509	3,962
AMP Ltd.	1,066,826	1,842
APA Group	434,308	2,600
Aristocrat Leisure Ltd.	211,764	3,234
ASX Ltd.	71,155	3,007
Aurizon Holdings Ltd.	725,628	2,187
AusNet Services	703,952	771
Australia & New Zealand Banking Group Ltd.	1,058,591	18,241
Bank of Queensland Ltd.	136,103	926
Bendigo & Adelaide Bank Ltd.	174,089	1,324
BGP Holdings PLC* (2)	1,085,479	—
BHP Group Ltd.	1,085,370	26,186
BHP Group PLC	777,620	16,257
BlueScope Steel Ltd.	204,679	1,580
Boral Ltd.	441,723	1,537
Brambles Ltd.	591,042	4,225
Caltex Australia Ltd.	99,100	1,778
Challenger Ltd.	205,897	1,376
CIMIC Group Ltd.	35,392	1,082
Coca-Cola Amatil Ltd.	192,265	1,109
Cochlear Ltd.	21,112	2,565
Coles Group Ltd.*	413,375	3,418
Commonwealth Bank of Australia	649,143	33,131
Computershare Ltd.	175,481	2,125
Crown Resorts Ltd.	144,305	1,205
CSL Ltd.	166,491	21,743
Dexus	376,667	2,817
Domino’s Pizza Enterprises Ltd.	24,090	690
Flight Centre Travel Group Ltd.	21,708	656
Fortescue Metals Group Ltd.	590,786	1,731
Goodman Group	608,608	4,555
GPT Group (The)	674,829	2,538
Harvey Norman Holdings Ltd. (Athens Exchange)	234,616	523
Incitec Pivot Ltd.	621,418	1,436
Insurance Australia Group Ltd.	844,777	4,165
LendLease Group	217,059	1,771
Macquarie Group Ltd.	120,143	9,193
Medibank Pvt Ltd.	1,046,754	1,895
Mirvac Group	1,369,999	2,161
National Australia Bank Ltd.	1,007,699	17,100
Newcrest Mining Ltd.	285,614	4,400
Oil Search Ltd.	496,575	2,504
Orica Ltd.	142,819	1,735
Origin Energy Ltd.*	647,355	2,950
QBE Insurance Group Ltd.	495,226	3,523
Ramsay Health Care Ltd.	51,554	2,096
REA Group Ltd.	19,372	1,009
Santos Ltd.	640,532	2,472
Scentre Group	1,944,426	5,341
SEEK Ltd.	125,024	1,490
Sonic Healthcare Ltd.	162,328	2,528
South32 Ltd.	1,898,323	4,479
Stockland	874,547	2,170
Suncorp Group Ltd.	474,866	4,224
Sydney Airport	404,044	1,915
Tabcorp Holdings Ltd.	727,634	2,199
Telstra Corp. Ltd.	1,543,030	3,097
TPG Telecom Ltd.	143,960	653
Transurban Group	959,854	7,880
Treasury Wine Estates Ltd.	263,502	2,747
Vicinity Centres	1,211,132	2,218
Washington H. Soul Pattinson & Co. Ltd.	37,710	658
Wesfarmers Ltd.	414,091	9,404
Westpac Banking Corp.	1,266,598	22,339
Woodside Petroleum Ltd.	340,914	7,530
Woolworths Group Ltd.	481,129	9,970
WorleyParsons Ltd.	114,636	922

		326,025

Austria - 0.2%
ANDRITZ A.G.	27,651	1,272
Erste Group Bank A.G.*	111,379	3,711
OMV A.G.	53,283	2,330
Raiffeisen Bank International A.G.	56,387	1,436
Verbund A.G.	25,796	1,101
voestalpine A.G.	43,928	1,314

		11,164

Belgium - 0.9%
Ageas	66,978	3,009
Anheuser-Busch InBev S.A./N.V.	280,990	18,597
Colruyt S.A.	22,491	1,602
Groupe Bruxelles Lambert S.A.	29,398	2,553
KBC Group N.V.	91,548	5,924
Proximus SADP	57,200	1,544

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1) continued
Belgium - 0.9% continued
Solvay S.A., Class A	26,860	$2,675
Telenet Group Holding N.V.	20,199	938
UCB S.A.	45,758	3,730
Umicore S.A.	77,339	3,076

		43,648

Chile - 0.0%
Antofagasta PLC	150,055	1,487

China - 0.1%
BeiGene Ltd. ADR*	12,263	1,720
Minth Group Ltd.	268,000	855
Yangzijiang Shipbuilding Holdings Ltd.	934,766	850

		3,425

Denmark - 1.7%
AP Moller - Maersk A/S, Class A	1,434	1,693
AP Moller - Maersk A/S, Class B	2,426	3,062
Carlsberg A/S, Class B	39,876	4,242
Chr Hansen Holding A/S	37,063	3,283
Coloplast A/S, Class B	42,959	3,991
Danske Bank A/S	262,755	5,206
DSV A/S	69,488	4,582
Genmab A/S*	22,946	3,760
H Lundbeck A/S	26,540	1,164
ISS A/S	63,175	1,763
Novo Nordisk A/S, Class B	668,287	30,720
Novozymes A/S, Class B	81,645	3,649
Orsted A/S(3)	70,375	4,711
Pandora A/S	40,018	1,628
Tryg A/S	41,712	1,050
Vestas Wind Systems A/S	71,649	5,440
William Demant Holding A/S*	38,459	1,090

		81,034

Finland - 1.2%
Elisa OYJ	52,397	2,170
Fortum OYJ	164,781	3,614
Kone OYJ, Class B	125,031	5,956
Metso OYJ	36,444	961
Neste OYJ	47,070	3,634
Nokia OYJ	2,075,802	11,994
Nokian Renkaat OYJ	45,019	1,387
Nordea Bank Abp	1,121,401	9,458
Orion OYJ, Class B	39,422	1,370
Sampo OYJ, Class A	163,541	7,189
Stora Enso OYJ (Registered)	202,372	2,343
UPM-Kymmene OYJ	196,825	5,005
Wartsila OYJ Abp	162,745	2,583

		57,664

France - 10.7%
Accor S.A.	68,663	2,912
Aeroports de Paris	10,920	2,065
Air Liquide S.A.	158,166	19,582
Airbus S.E.	214,325	20,498
Alstom S.A.	56,864	2,290
Amundi S.A.(3)	23,210	1,220
Arkema S.A.	24,542	2,094
Atos S.E.	35,161	2,861
AXA S.A.	719,235	15,496
BioMerieux	14,388	948
BNP Paribas S.A.	415,342	18,706
Bollore S.A.	315,733	1,261
Bouygues S.A.	80,386	2,874
Bureau Veritas S.A.	101,145	2,054
Capgemini S.E.	59,775	5,901
Carrefour S.A.	221,267	3,771
Casino Guichard Perrachon S.A.	21,514	893
Cie de Saint-Gobain	182,419	6,072
Cie Generale des Etablissements Michelin S.C.A.	62,718	6,201
CNP Assurances	64,933	1,374
Covivio	14,465	1,393
Credit Agricole S.A.	422,020	4,539
Danone S.A.	227,452	16,031
Dassault Aviation S.A.	958	1,327
Dassault Systemes S.E.	48,613	5,740
Edenred	89,250	3,272
Eiffage S.A.	28,273	2,365
Electricite de France S.A.	220,878	3,480
Engie S.A.	670,661	9,585
EssilorLuxottica S.A.	31,506	3,922
EssilorLuxottica S.A. (New York Exchange)	74,563	9,415
Eurazeo S.E.	17,793	1,256
Eurofins Scientific S.E.	4,330	1,608
Eutelsat Communications S.A.	66,181	1,309
Faurecia S.A.	28,905	1,085
Gecina S.A.	16,860	2,177
Getlink	169,603	2,276
Hermes International	11,738	6,492

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1) continued
France - 10.7% continued
ICADE	12,912	$982
Iliad S.A.	9,939	1,389
Imerys S.A.	13,244	634
Ingenico Group S.A.	22,920	1,296
Ipsen S.A.	14,346	1,850
JCDecaux S.A.	29,434	824
Kering S.A.	27,889	13,052
Klepierre S.A.	75,535	2,326
Legrand S.A.	97,493	5,487
L’Oreal S.A.	92,917	21,329
LVMH Moet Hennessy Louis Vuitton S.E.	102,411	30,093
Natixis S.A.	360,005	1,699
Orange S.A.	733,883	11,876
Pernod Ricard S.A.	78,042	12,814
Peugeot S.A.	218,367	4,642
Publicis Groupe S.A.	77,376	4,428
Remy Cointreau S.A.	7,717	873
Renault S.A.	70,959	4,417
Rexel S.A.	115,935	1,236
Safran S.A.	122,695	14,741
Sanofi	415,238	35,885
Sartorius Stedim Biotech	10,418	1,040
Schneider Electric S.E. (Euronext Paris Exchange)	202,464	13,779
SCOR S.E.	59,740	2,691
SEB S.A.	8,543	1,099
SES S.A.	132,398	2,536
Societe BIC S.A.	9,321	950
Societe Generale S.A.	284,802	9,042
Sodexo S.A.	34,028	3,480
Suez	140,682	1,854
Teleperformance	21,205	3,394
Thales S.A.	38,807	4,514
TOTAL S.A.	884,356	46,719
Ubisoft Entertainment S.A.*	29,251	2,347
Unibail-Rodamco-Westfield	36,453	5,631
Unibail-Rodamco-Westfield - CDI*	284,960	2,140
Valeo S.A.	88,207	2,558
Veolia Environnement S.A.	197,766	4,057
Vinci S.A.	187,158	15,380
Vivendi S.A.	387,702	9,420
Wendel S.A.	10,314	1,237

		502,086

Germany - 8.1%
1&1 Drillisch A.G.	19,048	969
adidas A.G.	69,315	14,485
Allianz S.E. (Registered)	158,957	31,897
Aroundtown S.A.	285,667	2,371
Axel Springer S.E.	17,721	1,002
BASF S.E.	338,999	23,459
Bayer A.G. (Registered)	343,766	23,837
Bayerische Motoren Werke A.G. (OTC Exchange)	122,384	9,912
Beiersdorf A.G.	37,499	3,913
Brenntag A.G.	56,232	2,427
Commerzbank A.G.*	367,659	2,435
Continental A.G.	40,571	5,610
Covestro A.G.(3)	71,881	3,556
Daimler A.G. (Registered)	335,763	17,653
Delivery Hero S.E.* (3)	34,371	1,276
Deutsche Bank A.G. (Registered)	723,008	5,770
Deutsche Boerse A.G.	70,957	8,533
Deutsche Lufthansa A.G. (Registered)	86,994	1,962
Deutsche Post A.G. (Registered)	362,846	9,938
Deutsche Telekom A.G. (Registered)	1,228,508	20,868
Deutsche Wohnen S.E.	132,828	6,088
E.ON S.E.	807,456	7,983
Evonik Industries A.G.	58,499	1,461
Fraport A.G. Frankfurt Airport Services Worldwide	15,425	1,103
Fresenius Medical Care A.G. & Co. KGaA	79,515	5,165
Fresenius S.E. & Co. KGaA	153,589	7,424
GEA Group A.G.	58,817	1,517
Hannover Rueck S.E.	22,232	2,997
HeidelbergCement A.G.	54,750	3,348
Henkel A.G. & Co. KGaA (OTC Exchange)	38,697	3,806
HOCHTIEF A.G.	7,301	984
HUGO BOSS A.G.	23,587	1,455
Infineon Technologies A.G.	417,600	8,310
Innogy S.E.*	56,836	2,418
KION Group A.G.	26,267	1,333
LANXESS A.G.	32,556	1,500
Merck KGaA	47,802	4,932
METRO A.G.	65,940	1,014
MTU Aero Engines A.G.	19,324	3,510

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1) continued
Germany - 8.1% continued
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	55,213	$12,049
OSRAM Licht A.G.	37,596	1,632
ProSiebenSat.1 Media S.E.	87,711	1,560
Puma S.E.	3,121	1,529
RTL Group S.A.	13,865	742
RWE A.G.	192,682	4,189
SAP S.E.	362,156	36,074
Siemens A.G. (Registered)	282,422	31,498
Siemens Healthineers A.G.* (3)	54,128	2,266
Symrise A.G.	45,517	3,364
Telefonica Deutschland Holding A.G.	276,534	1,082
thyssenkrupp A.G.	161,102	2,765
TUI A.G. - CDI (London International Exchange)	167,529	2,404
Uniper S.E.	73,026	1,891
United Internet A.G. (Registered)	43,745	1,914
Volkswagen A.G. (OTC Exchange)	11,932	1,901
Vonovia S.E.	180,678	8,200
Wirecard A.G.	43,616	6,640
Zalando S.E.* (3)	42,705	1,097

		381,018

Hong Kong - 3.6%
AIA Group Ltd.	4,450,686	36,613
ASM Pacific Technology Ltd.	112,200	1,075
Bank of East Asia (The) Ltd.	482,896	1,528
BOC Hong Kong Holdings Ltd.	1,373,608	5,073
CK Asset Holdings Ltd.	963,638	7,007
CK Hutchison Holdings Ltd.	991,138	9,472
CK Infrastructure Holdings Ltd.	251,353	1,897
CLP Holdings Ltd.	602,514	6,792
Dairy Farm International Holdings Ltd.	126,500	1,142
Galaxy Entertainment Group Ltd.	870,148	5,462
Hang Lung Group Ltd.	349,000	887
Hang Lung Properties Ltd.	777,501	1,482
Hang Seng Bank Ltd.	284,179	6,347
Henderson Land Development Co. Ltd.	486,118	2,410
HK Electric Investments & HK Electric Investments Ltd.	948,227	956
HKT Trust & HKT Ltd.	1,355,220	1,951
Hong Kong & China Gas Co. Ltd.	3,381,738	6,979
Hong Kong Exchanges & Clearing Ltd.	433,215	12,432
Hongkong Land Holdings Ltd.	436,100	2,749
Hysan Development Co. Ltd.	227,501	1,079
Jardine Matheson Holdings Ltd.	80,900	5,633
Jardine Strategic Holdings Ltd.	82,300	3,007
Kerry Properties Ltd.	237,203	806
Link REIT	775,771	7,812
Melco Resorts & Entertainment Ltd. ADR	93,404	1,646
MTR Corp. Ltd.	559,303	2,944
New World Development Co. Ltd.	2,260,447	2,969
NWS Holdings Ltd.	591,011	1,213
PCCW Ltd.	1,497,926	862
Power Assets Holdings Ltd.	516,817	3,588
Shangri-La Asia Ltd.	474,574	699
Sino Land Co. Ltd.	1,193,876	2,032
SJM Holdings Ltd.	698,572	644
Sun Hung Kai Properties Ltd.	580,758	8,235
Swire Pacific Ltd., Class A	178,051	1,870
Swire Properties Ltd.	442,187	1,545
Techtronic Industries Co. Ltd.	506,833	2,672
WH Group Ltd.(3)	3,213,213	2,450
Wharf Holdings (The) Ltd.	466,766	1,211
Wharf Real Estate Investment Co. Ltd.	449,766	2,674
Wheelock & Co. Ltd.	308,021	1,749
Yue Yuen Industrial Holdings Ltd.	290,210	926

		170,520

Ireland - 0.7%
AerCap Holdings N.V.*	48,271	1,911
AIB Group PLC	318,193	1,338
Bank of Ireland Group PLC (Dublin Exchange)	354,213	1,966
CRH PLC	305,806	8,061
DCC PLC	36,150	2,748
Irish Bank Resolution Corp. Ltd.* (2)	99,788	—
James Hardie Industries PLC - CDI	168,394	1,793
Kerry Group PLC, Class A	59,139	5,842
Kingspan Group PLC	56,502	2,420
Paddy Power Betfair PLC	30,425	2,493
Ryanair Holdings PLC*	3,071	38
Ryanair Holdings PLC ADR*	5,723	408
Smurfit Kappa Group PLC	82,713	2,197

		31,215

Isle of Man - 0.1%
GVC Holdings PLC	208,316	1,791

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1) continued
Israel - 0.5%
Azrieli Group Ltd.	16,688	$797
Bank Hapoalim B.M.	395,238	2,507
Bank Leumi Le-Israel B.M.	548,427	3,320
Bezeq The Israeli Telecommunication Corp. Ltd.	821,856	804
Check Point Software Technologies Ltd.*	46,407	4,764
Elbit Systems Ltd.	8,447	971
Israel Chemicals Ltd.	263,620	1,499
Mizrahi Tefahot Bank Ltd.	49,711	841
Nice Ltd.*	22,571	2,444
Teva Pharmaceutical Industries Ltd. ADR*	356,049	5,490
Wix.com Ltd.*	16,724	1,511

		24,948

Italy - 2.0%
Assicurazioni Generali S.p.A.	432,426	7,236
Atlantia S.p.A.	182,374	3,776
Davide Campari-Milano S.p.A.	221,287	1,873
Enel S.p.A.	3,000,860	17,312
Eni S.p.A.	935,904	14,739
Ferrari N.V.	22,367	2,225
Ferrari N.V. (New York Exchange)	23,010	2,288
Intesa Sanpaolo S.p.A.	5,483,398	12,153
Leonardo S.p.A.	152,678	1,344
Mediobanca Banca di Credito Finanziario S.p.A.	236,252	1,998
Moncler S.p.A.	64,369	2,151
Pirelli & C S.p.A.* (3)	138,819	893
Poste Italiane S.p.A.(3)	196,779	1,579
Prysmian S.p.A.	92,270	1,789
Recordati S.p.A.	39,489	1,371
Snam S.p.A.	824,743	3,610
Telecom Italia S.p.A.*	4,160,321	2,305
Telecom Italia S.p.A. (RSP)	2,256,507	1,078
Tenaris S.A.	179,248	1,921
Terna Rete Elettrica Nazionale S.p.A.	511,859	2,906
UniCredit S.p.A.	743,992	8,440

		92,987

Japan - 23.8%
ABC-Mart, Inc.	12,900	714
Acom Co. Ltd.	163,800	539
Aeon Co. Ltd.	228,200	4,491
AEON Financial Service Co. Ltd.	44,100	792
Aeon Mall Co. Ltd.	38,480	616
AGC, Inc.	70,600	2,191
Air Water, Inc.	58,469	878
Aisin Seiki Co. Ltd.	58,500	2,019
Ajinomoto Co., Inc.	161,300	2,862
Alfresa Holdings Corp.	71,500	1,850
Alps Electric Co. Ltd.	70,200	1,356
Amada Holdings Co. Ltd.	128,600	1,147
ANA Holdings, Inc.	45,100	1,626
Aozora Bank Ltd.	40,400	1,198
Asahi Group Holdings Ltd.	135,200	5,281
Asahi Intecc Co. Ltd.	36,500	1,554
Asahi Kasei Corp.	470,300	4,799
Asics Corp.	62,600	793
Astellas Pharma, Inc.	690,900	8,792
Bandai Namco Holdings, Inc.	73,800	3,293
Bank of Kyoto (The) Ltd.	20,894	857
Benesse Holdings, Inc.	27,900	709
Bridgestone Corp.	225,800	8,666
Brother Industries Ltd.	84,900	1,246
Calbee, Inc.	31,900	997
Canon, Inc.	367,400	10,124
Casio Computer Co. Ltd.	73,700	883
Central Japan Railway Co.	53,200	11,304
Chiba Bank (The) Ltd.	224,000	1,242
Chubu Electric Power Co., Inc.	219,300	3,118
Chugai Pharmaceutical Co. Ltd.	83,555	4,827
Chugoku Electric Power (The) Co., Inc.	105,700	1,370
Coca-Cola Bottlers Japan Holdings, Inc.	51,500	1,537
Concordia Financial Group Ltd.	366,200	1,396
Credit Saison Co. Ltd.	62,200	725
CyberAgent, Inc.	38,200	1,492
Dai Nippon Printing Co. Ltd.	91,700	1,908
Daicel Corp.	89,400	919
Daifuku Co. Ltd.	38,600	1,740
Dai-ichi Life Holdings, Inc.	398,100	6,169
Daiichi Sankyo Co. Ltd.	209,500	6,735
Daikin Industries Ltd.	91,700	9,650
Daito Trust Construction Co. Ltd.	26,700	3,647
Daiwa House Industry Co. Ltd.	208,400	6,619
Daiwa House REIT Investment Corp.	642	1,437
Daiwa Securities Group, Inc.	564,500	2,878
DeNA Co. Ltd.	44,900	747
Denso Corp.	160,100	7,105

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1) continued
Japan - 23.8% continued
Dentsu, Inc.	80,318	$3,571
Disco Corp.	10,700	1,235
Don Quijote Holdings Co. Ltd.	44,300	2,748
East Japan Railway Co.	112,212	9,974
Eisai Co. Ltd.	92,700	7,218
Electric Power Development Co. Ltd.	54,600	1,293
FamilyMart UNY Holdings Co. Ltd.	23,200	2,931
FANUC Corp.	71,900	10,809
Fast Retailing Co. Ltd.	21,600	11,049
Fuji Electric Co. Ltd.	46,400	1,353
FUJIFILM Holdings Corp.	143,500	5,537
Fujitsu Ltd.	70,700	4,432
Fukuoka Financial Group, Inc.	50,400	1,016
Hakuhodo DY Holdings, Inc.	88,900	1,262
Hamamatsu Photonics K.K.	53,570	1,813
Hankyu Hanshin Holdings, Inc.	85,400	2,860
Hikari Tsushin, Inc.	7,900	1,243
Hino Motors Ltd.	97,700	917
Hirose Electric Co. Ltd.	10,728	1,062
Hisamitsu Pharmaceutical Co., Inc.	21,700	1,184
Hitachi Chemical Co. Ltd.	38,800	580
Hitachi Construction Machinery Co. Ltd.	40,300	933
Hitachi High-Technologies Corp.	24,700	770
Hitachi Ltd.	355,800	9,458
Hitachi Metals Ltd.	84,400	876
Honda Motor Co. Ltd.	599,300	15,660
Hoshizaki Corp.	20,300	1,244
Hoya Corp.	141,200	8,630
Hulic Co. Ltd.	118,200	1,058
Idemitsu Kosan Co. Ltd.	50,600	1,668
IHI Corp.	55,200	1,515
Iida Group Holdings Co. Ltd.	58,364	1,020
Inpex Corp.	379,400	3,386
Isetan Mitsukoshi Holdings Ltd.	124,360	1,373
Isuzu Motors Ltd.	193,000	2,695
ITOCHU Corp.	520,800	8,784
J Front Retailing Co. Ltd.	87,300	1,009
Japan Airlines Co. Ltd.	43,700	1,548
Japan Airport Terminal Co. Ltd.	17,300	597
Japan Exchange Group, Inc.	189,800	3,048
Japan Post Bank Co. Ltd.	153,600	1,686
Japan Post Holdings Co. Ltd.	580,600	6,675
Japan Prime Realty Investment Corp.	314	1,192
Japan Real Estate Investment Corp.	496	2,785
Japan Retail Fund Investment Corp.	993	1,988
Japan Tobacco, Inc.	407,100	9,658
JFE Holdings, Inc.	182,100	2,897
JGC Corp.	73,400	1,025
JSR Corp.	64,400	962
JTEKT Corp.	81,800	905
JXTG Holdings, Inc.	1,198,797	6,283
Kajima Corp.	158,400	2,123
Kakaku.com, Inc.	53,700	944
Kamigumi Co. Ltd.	42,200	861
Kaneka Corp.	18,500	661
Kansai Electric Power (The) Co., Inc.	261,800	3,931
Kansai Paint Co. Ltd.	65,700	1,261
Kao Corp.	181,600	13,389
Kawasaki Heavy Industries Ltd.	52,600	1,119
KDDI Corp.	653,100	15,563
Keihan Holdings Co. Ltd.	35,800	1,456
Keikyu Corp.	85,700	1,412
Keio Corp.	36,500	2,136
Keisei Electric Railway Co. Ltd.	48,800	1,519
Keyence Corp.	35,778	18,031
Kikkoman Corp.	54,200	2,909
Kintetsu Group Holdings Co. Ltd.	60,600	2,622
Kirin Holdings Co. Ltd.	301,600	6,344
Kobayashi Pharmaceutical Co. Ltd.	16,700	1,144
Kobe Steel Ltd.	122,400	848
Koito Manufacturing Co. Ltd.	39,714	2,026
Komatsu Ltd.	340,700	7,258
Konami Holdings Corp.	35,900	1,581
Konica Minolta, Inc.	169,100	1,518
Kose Corp.	11,500	1,824
Kubota Corp.	367,300	5,172
Kuraray Co. Ltd.	119,800	1,681
Kurita Water Industries Ltd.	39,100	939
Kyocera Corp.	117,200	5,828
Kyowa Hakko Kirin Co. Ltd.	98,700	1,855
Kyushu Electric Power Co., Inc.	142,900	1,699
Kyushu Railway Co.	60,200	2,028
Lawson, Inc.	15,500	984
LINE Corp.*	28,300	967
Lion Corp.	84,200	1,737
LIXIL Group Corp.	100,300	1,252
M3, Inc.	151,600	2,054

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1) continued
Japan - 23.8% continued
Makita Corp.	83,100	$2,943
Marubeni Corp.	556,000	3,869
Marui Group Co. Ltd.	73,000	1,412
Maruichi Steel Tube Ltd.	22,200	699
Mazda Motor Corp.	216,500	2,227
McDonald’s Holdings Co. Japan Ltd.	22,200	946
Mebuki Financial Group, Inc.	326,210	861
Medipal Holdings Corp.	58,600	1,268
MEIJI Holdings Co. Ltd.	45,626	3,718
MINEBEA MITSUMI, Inc.	137,200	1,970
MISUMI Group, Inc.	102,300	2,135
Mitsubishi Chemical Holdings Corp.	476,000	3,581
Mitsubishi Corp.	500,600	13,663
Mitsubishi Electric Corp.	666,700	7,309
Mitsubishi Estate Co. Ltd.	432,900	6,784
Mitsubishi Gas Chemical Co., Inc.	62,100	928
Mitsubishi Heavy Industries Ltd.	110,300	3,962
Mitsubishi Materials Corp.	38,200	1,002
Mitsubishi Motors Corp.	250,700	1,384
Mitsubishi Tanabe Pharma Corp.	94,600	1,359
Mitsubishi UFJ Financial Group, Inc.	4,325,595	21,330
Mitsubishi UFJ Lease & Finance Co. Ltd.	157,200	753
Mitsui & Co. Ltd.	604,900	9,375
Mitsui Chemicals, Inc.	68,400	1,535
Mitsui Fudosan Co. Ltd.	327,700	7,261
Mitsui OSK Lines Ltd.	41,400	900
Mizuho Financial Group, Inc.	8,857,689	13,805
MonotaRO Co. Ltd.	47,600	1,161
MS&AD Insurance Group Holdings, Inc.	172,843	4,906
Murata Manufacturing Co. Ltd.	66,997	9,231
Nabtesco Corp.	39,299	846
Nagoya Railroad Co. Ltd.	68,400	1,814
NEC Corp.	94,200	2,820
Nexon Co. Ltd.*	169,500	2,165
NGK Insulators Ltd.	91,400	1,232
NGK Spark Plug Co. Ltd.	56,200	1,109
NH Foods Ltd.	33,500	1,259
Nidec Corp.	81,900	9,386
Nikon Corp.	114,600	1,698
Nintendo Co. Ltd.	41,900	11,070
Nippon Building Fund, Inc.	492	3,099
Nippon Electric Glass Co. Ltd.	33,000	802
Nippon Express Co. Ltd.	27,900	1,550
Nippon Paint Holdings Co. Ltd.	55,900	1,895
Nippon Prologis REIT, Inc.	663	1,400
Nippon Steel & Sumitomo Metal Corp.	290,661	4,970
Nippon Telegraph & Telephone Corp.	254,556	10,365
Nippon Yusen K.K.	60,100	931
Nissan Chemical Corp.	47,000	2,447
Nissan Motor Co. Ltd.	855,300	6,894
Nisshin Seifun Group, Inc.	75,405	1,557
Nissin Foods Holdings Co. Ltd.	23,700	1,487
Nitori Holdings Co. Ltd.	28,500	3,540
Nitto Denko Corp.	61,300	3,061
Nomura Holdings, Inc.	1,290,500	4,920
Nomura Real Estate Holdings, Inc.	49,200	898
Nomura Real Estate Master Fund, Inc.	1,471	1,936
Nomura Research Institute Ltd.	42,774	1,572
NSK Ltd.	136,800	1,173
NTT Data Corp.	235,700	2,575
NTT DOCOMO, Inc.	487,300	10,942
Obayashi Corp.	246,900	2,217
Obic Co. Ltd.	24,700	1,890
Odakyu Electric Railway Co. Ltd.	104,900	2,299
Oji Holdings Corp.	325,000	1,663
Olympus Corp.	108,300	3,312
Omron Corp.	65,900	2,375
Ono Pharmaceutical Co. Ltd.	140,400	2,841
Oracle Corp. Japan	15,100	955
Oriental Land Co. Ltd.	73,300	7,442
ORIX Corp.	488,200	7,093
Osaka Gas Co. Ltd.	132,500	2,421
Otsuka Corp.	38,900	1,065
Otsuka Holdings Co. Ltd.	142,015	5,795
Panasonic Corp.	809,700	7,265
Park24 Co. Ltd.	42,800	946
Persol Holdings Co. Ltd.	70,300	1,032
Pigeon Corp.	43,700	1,887
Pola Orbis Holdings, Inc.	36,100	967
Rakuten, Inc.	310,400	2,064
Recruit Holdings Co. Ltd.	408,700	9,785
Renesas Electronics Corp.*	313,800	1,439
Resona Holdings, Inc.	780,710	3,735
Ricoh Co. Ltd.	242,300	2,370
Rinnai Corp.	13,300	871
Rohm Co. Ltd.	34,300	2,167
Ryohin Keikaku Co. Ltd.	9,100	2,215

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1) continued
Japan - 23.8% continued
Sankyo Co. Ltd.	16,600	$629
Santen Pharmaceutical Co. Ltd.	139,800	2,001
SBI Holdings, Inc.	77,460	1,512
Secom Co. Ltd.	76,600	6,324
Sega Sammy Holdings, Inc.	67,300	949
Seibu Holdings, Inc.	85,300	1,480
Seiko Epson Corp.	104,600	1,468
Sekisui Chemical Co. Ltd.	133,900	1,981
Sekisui House Ltd.	221,800	3,252
Seven & i Holdings Co. Ltd.	279,100	12,153
Seven Bank Ltd.	237,700	678
SG Holdings Co. Ltd.	38,100	999
Sharp Corp.	75,100	763
Shimadzu Corp.	84,400	1,652
Shimamura Co. Ltd.	8,600	661
Shimano, Inc.	26,500	3,767
Shimizu Corp.	205,900	1,692
Shin-Etsu Chemical Co. Ltd.	133,600	10,293
Shinsei Bank Ltd.	62,100	735
Shionogi & Co. Ltd.	102,500	5,812
Shiseido Co. Ltd.	140,300	8,718
Shizuoka Bank (The) Ltd.	162,800	1,267
Showa Denko K.K.	51,500	1,511
Showa Shell Sekiyu K.K.	66,800	935
SMC Corp.	21,100	6,303
SoftBank Group Corp.	304,200	20,051
Sohgo Security Services Co. Ltd.	27,100	1,276
Sompo Holdings, Inc.	120,945	4,082
Sony Corp.	467,100	22,494
Sony Financial Holdings, Inc.	61,400	1,140
Stanley Electric Co. Ltd.	48,900	1,364
Subaru Corp.	228,900	4,887
SUMCO Corp.	86,000	970
Sumitomo Chemical Co. Ltd.	524,500	2,565
Sumitomo Corp.	405,300	5,718
Sumitomo Dainippon Pharma Co. Ltd.	58,200	1,874
Sumitomo Electric Industries Ltd.	273,800	3,615
Sumitomo Heavy Industries Ltd.	41,900	1,235
Sumitomo Metal Mining Co. Ltd.	83,400	2,218
Sumitomo Mitsui Financial Group, Inc.	488,142	16,097
Sumitomo Mitsui Trust Holdings, Inc.	118,719	4,321
Sumitomo Realty & Development Co. Ltd.	128,400	4,690
Sumitomo Rubber Industries Ltd.	67,100	799
Sundrug Co. Ltd.	28,800	857
Suntory Beverage & Food Ltd.	50,000	2,257
Suzuken Co. Ltd.	26,836	1,377
Suzuki Motor Corp.	127,300	6,441
Sysmex Corp.	62,098	2,996
T&D Holdings, Inc.	199,800	2,305
Taiheiyo Cement Corp.	45,100	1,388
Taisei Corp.	79,400	3,376
Taisho Pharmaceutical Holdings Co. Ltd.	14,000	1,392
Taiyo Nippon Sanso Corp.	50,900	838
Takashimaya Co. Ltd.	57,100	726
Takeda Pharmaceutical Co. Ltd.	240,300	8,154
TDK Corp.	47,100	3,351
Teijin Ltd.	59,600	949
Terumo Corp.	111,600	6,270
THK Co. Ltd.	47,300	879
Tobu Railway Co. Ltd.	65,900	1,768
Toho Co. Ltd.	42,100	1,521
Toho Gas Co. Ltd.	28,000	1,180
Tohoku Electric Power Co., Inc.	161,800	2,127
Tokio Marine Holdings, Inc.	247,100	11,746
Tokyo Century Corp.	16,600	722
Tokyo Electric Power Co. Holdings, Inc.*	521,100	3,082
Tokyo Electron Ltd.	58,100	6,666
Tokyo Gas Co. Ltd.	143,500	3,629
Tokyu Corp.	186,800	3,036
Tokyu Fudosan Holdings Corp.	229,300	1,138
Toppan Printing Co. Ltd.	93,300	1,365
Toray Industries, Inc.	516,700	3,610
Toshiba Corp.	241,500	6,856
Tosoh Corp.	96,600	1,250
TOTO Ltd.	53,700	1,846
Toyo Seikan Group Holdings Ltd.	56,400	1,287
Toyo Suisan Kaisha Ltd.	33,700	1,176
Toyoda Gosei Co. Ltd.	24,800	494
Toyota Industries Corp.	53,100	2,443
Toyota Motor Corp.	842,444	48,930
Toyota Tsusho Corp.	75,000	2,206
Trend Micro, Inc.	42,200	2,284
Tsuruha Holdings, Inc.	13,800	1,184
Unicharm Corp.	150,900	4,875
United Urban Investment Corp.	1,090	1,690

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1) continued
Japan - 23.8% continued
USS Co. Ltd.	85,100	$1,420
Welcia Holdings Co. Ltd.	16,000	727
West Japan Railway Co.	61,300	4,329
Yahoo Japan Corp.	1,057,100	2,656
Yakult Honsha Co. Ltd.	42,500	2,980
Yamada Denki Co. Ltd.	240,090	1,150
Yamaguchi Financial Group, Inc.	78,800	753
Yamaha Corp.	51,300	2,178
Yamaha Motor Co. Ltd.	100,800	1,962
Yamato Holdings Co. Ltd.	114,800	3,128
Yamazaki Baking Co. Ltd.	42,205	884
Yaskawa Electric Corp.	91,000	2,204
Yokogawa Electric Corp.	87,000	1,492
Yokohama Rubber (The) Co. Ltd.	46,900	875
ZOZO, Inc.	69,200	1,249

		1,119,315

Macau - 0.1%
MGM China Holdings Ltd.	355,716	599
Sands China Ltd.	898,699	3,892
Wynn Macau Ltd.	582,146	1,252

		5,743

Mexico - 0.0%
Fresnillo PLC	80,145	876

Netherlands - 4.7%
ABN AMRO Group N.V. - CVA (Amsterdam Exchange)(3)	155,881	3,651
Aegon N.V.	667,578	3,103
Akzo Nobel N.V.	92,670	7,449
ArcelorMittal	245,585	5,067
ASML Holding N.V.	151,148	23,583
EXOR N.V.	40,646	2,196
Heineken Holding N.V.	43,177	3,634
Heineken N.V.	94,873	8,362
ING Groep N.V.	1,433,910	15,367
Koninklijke Ahold Delhaize N.V.	458,625	11,570
Koninklijke DSM N.V.	66,996	5,451
Koninklijke KPN N.V.	1,236,881	3,615
Koninklijke Philips N.V.	349,452	12,316
Koninklijke Vopak N.V.	26,423	1,197
NN Group N.V.	113,594	4,513
NXP Semiconductors N.V.	126,779	9,290
QIAGEN N.V.*	83,975	2,863
Randstad N.V.	43,327	1,982
Royal Dutch Shell PLC, Class A	1,696,041	49,780
Royal Dutch Shell PLC, Class B	1,382,492	41,139
Wolters Kluwer N.V.	105,870	6,252

		222,380

New Zealand - 0.2%
a2 Milk Co. Ltd.*	264,690	1,957
Auckland International Airport Ltd.	368,151	1,767
Fisher & Paykel Healthcare Corp. Ltd.	216,056	1,873
Fletcher Building Ltd.*	308,983	1,012
Meridian Energy Ltd.	483,270	1,100
Ryman Healthcare Ltd.	145,906	1,049
Spark New Zealand Ltd.	685,894	1,905

		10,663

Norway - 0.7%
Aker BP ASA	38,586	977
DNB ASA	354,242	5,682
Equinor ASA	430,110	9,173
Gjensidige Forsikring ASA	74,603	1,162
Marine Harvest ASA	152,481	3,210
Norsk Hydro ASA	508,236	2,300
Orkla ASA	300,802	2,366
Schibsted ASA, Class B	36,657	1,112
Telenor ASA	270,585	5,223
Yara International ASA	65,780	2,525

		33,730

Portugal - 0.2%
Banco Espirito Santo S.A. (Registered)* (2)	882,815	—
EDP - Energias de Portugal S.A.	923,508	3,221
Galp Energia SGPS S.A.	187,039	2,962
Jeronimo Martins SGPS S.A.	97,040	1,149

		7,332

Singapore - 1.3%
Ascendas Real Estate Investment Trust	1,006,379	1,892
CapitaLand Commercial Trust	969,536	1,242
CapitaLand Ltd.	971,850	2,210
CapitaLand Mall Trust	932,000	1,542
City Developments Ltd.	148,900	884
ComfortDelGro Corp. Ltd.	832,300	1,307
DBS Group Holdings Ltd.	656,670	11,346
Genting Singapore Ltd.	2,306,980	1,652
Golden Agri-Resources Ltd.	2,292,592	411
Jardine Cycle & Carriage Ltd.	38,773	1,001

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1) continued
Singapore - 1.3% continued
Keppel Corp. Ltd.	533,350	$2,317
Oversea-Chinese Banking Corp. Ltd.	1,149,092	9,438
SATS Ltd.	237,300	813
Sembcorp Industries Ltd.	380,644	711
Singapore Airlines Ltd.	204,234	1,406
Singapore Exchange Ltd.	299,000	1,563
Singapore Press Holdings Ltd.	559,495	962
Singapore Technologies Engineering Ltd.	595,600	1,519
Singapore Telecommunications Ltd.	3,038,325	6,517
Suntec Real Estate Investment Trust	736,000	959
United Overseas Bank Ltd.	490,649	8,794
UOL Group Ltd.	199,180	901
Venture Corp. Ltd.	104,200	1,056
Wilmar International Ltd.	724,700	1,660

		62,103

South Africa - 0.0%
Investec PLC	255,784	1,427

Spain - 3.0%
ACS Actividades de Construccion y Servicios S.A.	93,248	3,585
Aena S.M.E. S.A.(3)	24,868	3,856
Amadeus IT Group S.A.	160,985	11,209
Banco Bilbao Vizcaya Argentaria S.A.	2,458,068	12,966
Banco de Sabadell S.A.	2,050,939	2,333
Banco Santander S.A.	6,007,339	27,110
Bankia S.A.	460,031	1,340
Bankinter S.A.	246,547	1,970
CaixaBank S.A.	1,334,400	4,803
Enagas S.A.	83,182	2,246
Endesa S.A.	116,911	2,691
Ferrovial S.A.	182,961	3,690
Grifols S.A.	110,439	2,885
Iberdrola S.A.	2,243,292	17,950
Industria de Diseno Textil S.A.	401,423	10,233
Mapfre S.A.	410,543	1,088
Naturgy Energy Group S.A.	129,589	3,288
Red Electrica Corp. S.A.	159,521	3,553
Repsol S.A.	503,734	8,098
Siemens Gamesa Renewable Energy S.A.*	88,677	1,074
Telefonica S.A.	1,719,230	14,511

		140,479

Sweden - 2.5%
Alfa Laval AB	110,998	2,370
Assa Abloy AB, Class B	369,002	6,597
Atlas Copco AB, Class A	247,304	5,908
Atlas Copco AB, Class B	143,937	3,156
Boliden AB	100,816	2,193
Electrolux AB, Class B	87,484	1,854
Epiroc AB, Class A*	241,407	2,293
Epiroc AB, Class B*	142,394	1,275
Essity AB, Class B	222,914	5,478
Hennes & Mauritz AB, Class B	326,255	4,634
Hexagon AB, Class B	94,855	4,378
Husqvarna AB, Class B	159,603	1,187
ICA Gruppen AB	28,922	1,035
Industrivarden AB, Class C	59,561	1,208
Investor AB, Class B	168,252	7,151
Kinnevik AB, Class B	88,657	2,145
L E Lundbergforetagen AB, Class B	27,472	812
Lundin Petroleum AB	70,937	1,773
Millicom International Cellular S.A. SDR	24,832	1,576
Sandvik AB	416,873	5,965
Securitas AB, Class B	117,617	1,891
Skandinaviska Enskilda Banken AB, Class A	606,848	5,907
Skanska AB, Class B	123,712	1,975
SKF AB, Class B	136,922	2,085
Svenska Handelsbanken AB, Class A	564,056	6,248
Swedbank AB, Class A	334,161	7,449
Swedish Match AB	65,034	2,564
Tele2 AB, Class B	183,001	2,338
Telefonaktiebolaget LM Ericsson, Class B	1,131,341	9,972
Telia Co. AB	1,044,034	4,954
Volvo AB, Class B	581,129	7,641

		116,012

Switzerland - 9.1%
ABB Ltd. (Registered)	677,895	12,925
Adecco Group A.G. (Registered)	57,940	2,713
Baloise Holding A.G. (Registered)	17,917	2,473
Barry Callebaut A.G. (Registered)	832	1,294
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	393	2,441
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	38	2,832

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1) continued
Switzerland - 9.1% continued
Cie Financiere Richemont S.A. (Registered)	191,671	$12,318
Clariant A.G. (Registered)*	73,924	1,364
Coca-Cola HBC A.G. - CDI*	72,892	2,268
Credit Suisse Group A.G. (Registered)*	940,609	10,366
Dufry A.G. (Registered)*	12,191	1,158
EMS-Chemie Holding A.G. (Registered)	2,940	1,400
Ferguson PLC	86,477	5,539
Geberit A.G. (Registered)	13,734	5,351
Givaudan S.A. (Registered)	3,397	7,879
Glencore PLC*	4,203,429	15,504
Julius Baer Group Ltd.*	81,993	2,930
Kuehne + Nagel International A.G. (Registered)	19,953	2,572
LafargeHolcim Ltd. (Registered)*	124,463	5,143
LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange)*	53,665	2,193
Lonza Group A.G. (Registered)*	27,321	7,103
Nestle S.A. (Registered)	1,131,098	91,959
Novartis A.G. (Registered)	799,820	68,503
Pargesa Holding S.A. (Bearer)	14,177	1,024
Partners Group Holding A.G.	6,437	3,913
Roche Holding A.G. (Genusschein)	259,127	64,075
Schindler Holding A.G. (Participation Certificate)	14,913	2,963
Schindler Holding A.G. (Registered)	7,646	1,487
SGS S.A. (Registered)	1,929	4,346
Sika A.G. (Registered)	48,216	6,128
Sonova Holding A.G. (Registered)	20,555	3,352
STMicroelectronics N.V.	252,856	3,608
Straumann Holding A.G. (Registered)	3,705	2,343
Swatch Group (The) A.G. (Bearer)	11,325	3,313
Swatch Group (The) A.G. (Registered)	20,514	1,189
Swiss Life Holding A.G. (Registered)*	12,731	4,914
Swiss Prime Site A.G. (Registered)*	27,621	2,238
Swiss Re A.G.	112,355	10,323
Swisscom A.G. (Registered)	9,683	4,634
Temenos A.G. (Registered)*	21,858	2,634
UBS Group A.G. (Registered)*	1,419,647	17,721
Vifor Pharma A.G.	16,674	1,810
Zurich Insurance Group A.G.	56,143	16,775

		427,018

United Arab Emirates - 0.0%
NMC Health PLC	38,956	1,362

United Kingdom - 14.6%
3i Group PLC	365,460	3,588
Admiral Group PLC	72,837	1,893
Anglo American PLC	387,088	8,557
Ashtead Group PLC	180,981	3,750
Associated British Foods PLC	133,709	3,478
AstraZeneca PLC	467,057	34,929
Auto Trader Group PLC(3)	338,050	1,951
Aviva PLC	1,441,928	6,877
Babcock International Group PLC	98,463	614
BAE Systems PLC	1,169,156	6,824
Barclays PLC	6,301,721	12,088
Barratt Developments PLC	367,037	2,167
Berkeley Group Holdings (The) PLC	47,463	2,105
BP PLC	7,367,728	46,486
British American Tobacco PLC	846,029	26,979
British Land (The) Co. PLC	341,401	2,320
BT Group PLC	3,103,031	9,393
Bunzl PLC	125,734	3,783
Burberry Group PLC	154,576	3,401
Centrica PLC	2,096,499	3,605
CNH Industrial N.V.	372,670	3,353
Coca-Cola European Partners PLC	80,789	3,704
Compass Group PLC	582,813	12,236
ConvaTec Group PLC(3)	492,936	871
Croda International PLC	48,188	2,862
Diageo PLC	907,370	32,251
Direct Line Insurance Group PLC	500,461	2,027
easyJet PLC	57,754	811
Experian PLC	339,644	8,255
Fiat Chrysler Automobiles N.V.*	152,716	2,220
Fiat Chrysler Automobiles N.V. (New York Exchange)*	246,814	3,569
G4S PLC	569,159	1,424
GlaxoSmithKline PLC	1,828,241	34,699
Hammerson PLC	277,425	1,162
Hargreaves Lansdown PLC	102,885	2,424
HSBC Holdings PLC	7,350,411	60,320
Imperial Brands PLC	350,162	10,589
Informa PLC	469,330	3,763
InterContinental Hotels Group PLC	66,373	3,572
International Consolidated Airlines Group S.A. - CDI	221,648	1,759
Intertek Group PLC	60,512	3,684
ITV PLC	1,299,640	2,063

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.4%(1) continued
United Kingdom - 14.6% continued
J Sainsbury PLC	647,789	$2,184
John Wood Group PLC	256,856	1,645
Johnson Matthey PLC	70,299	2,508
Kingfisher PLC	770,051	2,037
Land Securities Group PLC	273,993	2,809
Legal & General Group PLC	2,193,748	6,437
Lloyds Banking Group PLC	26,224,781	17,329
London Stock Exchange Group PLC	116,824	6,029
Marks & Spencer Group PLC	615,957	1,941
Meggitt PLC	291,130	1,742
Melrose Industries PLC	1,816,163	3,761
Merlin Entertainments PLC(3)	256,358	1,038
Micro Focus International PLC	161,140	2,816
Mondi PLC	134,587	2,785
National Grid PLC	1,251,024	12,098
Next PLC	51,367	2,614
Pearson PLC	293,384	3,498
Persimmon PLC	115,645	2,833
Prudential PLC	956,035	17,082
Reckitt Benckiser Group PLC	247,465	18,898
RELX PLC (London Exchange)	727,311	14,938
Rio Tinto Ltd.	136,470	7,548
Rio Tinto PLC	432,257	20,610
Rolls-Royce Holdings PLC*	624,669	6,574
Royal Bank of Scotland Group PLC	1,790,451	4,923
Royal Mail PLC	332,394	1,154
RSA Insurance Group PLC	377,432	2,463
Sage Group (The) PLC	392,917	3,008
Schroders PLC	46,464	1,441
Segro PLC	376,809	2,826
Severn Trent PLC	86,300	1,994
Smith & Nephew PLC	325,917	6,062
Smiths Group PLC	145,689	2,522
SSE PLC	378,732	5,207
St. James’s Place PLC	192,734	2,309
Standard Chartered PLC	1,042,409	8,058
Standard Life Aberdeen PLC	849,343	2,779
Taylor Wimpey PLC	1,185,694	2,051
Tesco PLC	3,599,756	8,723
Unilever N.V. - CVA	568,997	30,916
Unilever PLC	416,965	21,823
United Utilities Group PLC	250,658	2,347
Vodafone Group PLC	9,855,895	19,151
Weir Group (The) PLC	93,582	1,539
Whitbread PLC	67,132	3,908
Wm Morrison Supermarkets PLC	825,381	2,237
WPP PLC	463,497	4,978

		686,579

United States - 0.5%
Carnival PLC	64,570	3,097
Shire PLC	365,037	21,238

		24,335

Total Common Stocks (Cost $4,106,385)		4,588,366

PREFERRED STOCKS - 0.5%(1)
Germany - 0.5%
Bayerische Motoren Werke A.G., 6.46%(4)	21,045	1,498
FUCHS PETROLUB S.E., 2.52%(4)	24,971	1,030
Henkel A.G. & Co. KGaA, 1.89%(4)	65,268	7,127
Porsche Automobil Holding S.E., 3.42%(4)	56,910	3,369
Sartorius A.G., 0.47%(4)	13,559	1,693
Volkswagen A.G., 2.87%(4)	68,445	10,892

		25,609

Total Preferred Stocks (Cost $22,508)		25,609

RIGHTS - 0.0%
Spain - 0.0%
Repsol S.A.*	521,043	239

Total Rights (Cost $244)		239

INVESTMENT COMPANIES - 0.9%
iShares Core MSCI EAFE ETF	292,600	16,093
iShares MSCI EAFE ETF	478,200	28,108

Total Investment Companies (Cost $43,706)		44,201

Total Investments - 98.8% (Cost $4,172,843)		4,658,415

Other Assets less Liabilities - 1.2%		54,704

NET ASSETS - 100.0%		$4,713,119

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2018, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Bank of Montreal	United States Dollar	2,200	Hong Kong Dollar	17,197	3/20/2019	$1
BNY Mellon	United States Dollar	11,913	British Pound	9,413	3/20/2019	131
BNY Mellon	United States Dollar	9,350	Euro	8,218	3/20/2019	129
Citibank	Hong Kong Dollar	1,797	United States Dollar	230	3/20/2019	— *
Citibank	United States Dollar	17,860	British Pound	14,042	3/20/2019	107
Citibank	United States Dollar	1,740	Danish Krone	11,299	3/20/2019	6
Citibank	United States Dollar	15,024	Japanese Yen	1,693,690	3/20/2019	529
Citibank	United States Dollar	3,440	Swedish Krona	30,863	3/20/2019	64
Goldman Sachs	United States Dollar	470	Danish Krone	3,083	3/20/2019	6
Goldman Sachs	United States Dollar	8,593	Euro	7,508	3/20/2019	67
Goldman Sachs	United States Dollar	1,577	Swedish Krona	14,182	3/20/2019	33
JPMorgan Chase	United States Dollar	10,000	Japanese Yen	1,094,070	3/20/2019	47
JPMorgan Chase	United States Dollar	820	Singapore Dollar	1,127	3/20/2019	8
JPMorgan Chase	United States Dollar	4,200	Swiss Franc	4,132	3/20/2019	36
Morgan Stanley	Australian Dollar	1,959	United States Dollar	1,400	3/20/2019	18
Morgan Stanley	Danish Krone	1,746	United States Dollar	270	3/20/2019	— *
Morgan Stanley	Euro	4,010	United States Dollar	4,630	3/20/2019	5
Morgan Stanley	Hong Kong Dollar	3,435	United States Dollar	440	3/20/2019
Morgan Stanley	United States Dollar	9,000	British Pound	7,049	3/20/2019	20
Morgan Stanley	United States Dollar	48,130	Euro	41,848	3/20/2019	141
Morgan Stanley	United States Dollar	26,400	Japanese Yen	2,906,751	3/20/2019	292
Morgan Stanley	United States Dollar	350	Norwegian Krone	3,044	3/20/2019	3
Morgan Stanley	United States Dollar	700	Singapore Dollar	959	3/20/2019	5
Morgan Stanley	United States Dollar	1,500	Swedish Krona	13,342	3/20/2019	15
Morgan Stanley	United States Dollar	7,900	Swiss Franc	7,768	3/20/2019	63
Societe Generale	United States Dollar	500	Norwegian Krone	4,358	3/20/2019	6
Societe Generale	United States Dollar	750	Singapore Dollar	1,027	3/20/2019	5

Subtotal Appreciation						1,737

Bank of Montreal	Danish Krone	1,236	United States Dollar	190	3/20/2019	(1)
Bank of Montreal	Swedish Krona	2,785	United States Dollar	310	3/20/2019	(6)
BNY Mellon	Japanese Yen	89,605	United States Dollar	800	3/20/2019	(23)
Citibank	Australian Dollar	4,360	United States Dollar	3,070	3/20/2019	(6)
Citibank	British Pound	7,820	United States Dollar	9,930	3/20/2019	(75)
Citibank	Danish Krone	5,773	United States Dollar	890	3/20/2019	(2)
Citibank	Euro	15,649	United States Dollar	17,990	3/20/2019	(62)
Citibank	Hong Kong Dollar	9,845	United States Dollar	1,260	3/20/2019	— *
Citibank	Japanese Yen	1,041,068	United States Dollar	9,410	3/20/2019	(150)
Citibank	New Zealand Dollar	134	United States Dollar	90	3/20/2019	— *
Citibank	Norwegian Krone	2,360	United States Dollar	270	3/20/2019	(4)
Citibank	Singapore Dollar	1,095	United States Dollar	800	3/20/2019	(5)
Citibank	Swedish Krona	11,302	United States Dollar	1,260	3/20/2019	(24)
Citibank	Swiss Franc	3,767	United States Dollar	3,840	3/20/2019	(22)
Citibank	United States Dollar	7,142	Australian Dollar	10,033	3/20/2019	(66)
Citibank	United States Dollar	1,100	Hong Kong Dollar	8,577	3/20/2019	(2)
Citibank	United States Dollar	470	New Zealand Dollar	697	3/20/2019	(2)
Citibank	United States Dollar	220	Norwegian Krone	1,890	3/20/2019	(1)
Goldman Sachs	Euro	1,038	United States Dollar	1,190	3/20/2019	(8)
Goldman Sachs	Japanese Yen	274,552	United States Dollar	2,450	3/20/2019	(72)
Goldman Sachs	Norwegian Krone	2,362	United States Dollar	270	3/20/2019	(4)
Goldman Sachs	Swiss Franc	1,076	United States Dollar	1,093	3/20/2019	(10)
Goldman Sachs	United States Dollar	1,190	Hong Kong Dollar	9,284	3/20/2019	(2)
Goldman Sachs	United States Dollar	86	Norwegian Krone	738	3/20/2019	(1)
JPMorgan Chase	British Pound	1,743	United States Dollar	2,210	3/20/2019	(20)
JPMorgan Chase	Japanese Yen	260,114	United States Dollar	2,360	3/20/2019	(29)
JPMorgan Chase	New Zealand Dollar	358	United States Dollar	240	3/20/2019	— *
JPMorgan Chase	Swiss Franc	1,178	United States Dollar	1,200	3/20/2019	(7)
JPMorgan Chase	United States Dollar	3,200	Australian Dollar	4,505	3/20/2019	(23)
JPMorgan Chase	United States Dollar	4,390	Swiss Franc	4,275	3/20/2019	(8)
Morgan Stanley	British Pound	3,091	United States Dollar	3,930	3/20/2019	(25)
Morgan Stanley	Euro	3,325	United States Dollar	3,810	3/20/2019	(24)
Morgan Stanley	Hong Kong Dollar	3,438	United States Dollar	440	3/20/2019	— *
Morgan Stanley	Japanese Yen	642,253	United States Dollar	5,800	3/20/2019	(98)
Morgan Stanley	Norwegian Krone	1,557	United States Dollar	180	3/20/2019	(1)
Morgan Stanley	Singapore Dollar	561	United States Dollar	410	3/20/2019	(2)
Morgan Stanley	Swedish Krona	8,153	United States Dollar	910	3/20/2019	(16)
Morgan Stanley	Swiss Franc	3,014	United States Dollar	3,070	3/20/2019	(19)
Morgan Stanley	United States Dollar	3,200	Australian Dollar	4,529	3/20/2019	(6)
Toronto-Dominion Bank	Australian Dollar	7,961	United States Dollar	5,610	3/20/2019	(4)
Toronto-Dominion Bank	British Pound	10,616	United States Dollar	13,490	3/20/2019	(93)
Toronto-Dominion Bank	Danish Krone	3,719	United States Dollar	570	3/20/2019	(5)
Toronto-Dominion Bank	Euro	22,227	United States Dollar	25,530	3/20/2019	(108)
Toronto-Dominion Bank	Hong Kong Dollar	14,298	United States Dollar	1,830	3/20/2019	— *
Toronto-Dominion Bank	Japanese Yen	2,113,572	United States Dollar	19,220	3/20/2019	(188)
Toronto-Dominion Bank	Singapore Dollar	535	United States Dollar	390	3/20/2019	(3)
Toronto-Dominion Bank	Swedish Krona	18,523	United States Dollar	2,070	3/20/2019	(33)
Toronto-Dominion Bank	Swiss Franc	7,368	United States Dollar	7,510	3/20/2019	(43)

Subtotal Depreciation						(1,303)

Total						$434

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

At December 31, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
SPI 200 Index (Australian Dollar)	56	$5,484	Long	3/19	$203
Euro Stoxx 50 (Euro)	911	31,042	Long	3/19	99
FTSE 100 Index (British Pound)	163	13,835	Long	3/19	95
Hang Seng Index (Hong Kong Dollar)	12	1,981	Long	1/19	29
Topix Index (Japanese Yen)	235	32,021	Long	3/19	565

Total					$991

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	5.5%
Consumer Discretionary	11.1
Consumer Staples	11.4
Energy	5.8
Financials	20.2
Health Care	11.3
Industrials	14.1
Information Technology	5.9
Materials	7.3
Real Estate	3.7
Utilities	3.7

Total	100.0%

At December 31, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	30.8%
Japanese Yen	24.0
British Pound	17.2
Swiss Franc	8.6
Australian Dollar	6.9
All other currencies less than 5%	12.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Australia	$3,418	$322,607	$—	$326,025
China	1,720	1,705	—	3,425
France	3,922	498,164	—	502,086
Hong Kong	1,646	168,874	—	170,520
Ireland	2,319	28,896	—	31,215
Israel	11,765	13,183	—	24,948
Italy	2,288	90,699	—	92,987
Netherlands	9,290	213,090	—	222,380
United Kingdom	7,273	679,306	—	686,579
All Other Countries(1)	—	2,528,201	—	2,528,201

Total Common Stocks	43,641	4,544,725	—	4,588,366

Preferred Stocks(1)	—	25,609	—	25,609
Rights(1)	239	—	—	239
Investment Companies(1)	44,201	—	—	44,201

Total Investments	$88,081	$4,570,334	$—	$4,658,415

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,737	$—	$1,737
Futures Contracts	991	—	—	991
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,303)	—	(1,303)

Total Other Financial Instruments	$991	$434	$—	$1,425

(1)	Classifications as defined in the Schedule of Investments.

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$28,338	$470,846	$499,184	$—	$—	$367	$—	—

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%
Aerospace & Defense - 1.2%
Esterline Technologies Corp.*	34,345	$4,171
MSA Safety, Inc.	45,223	4,263
Teledyne Technologies, Inc.*	46,631	9,656
Woodward, Inc.	71,866	5,339

		23,429

Apparel & Textile Products - 0.7%
Carter’s, Inc.	59,263	4,837
Deckers Outdoor Corp.*	37,647	4,817
Skechers U.S.A., Inc., Class A*	173,053	3,961

		13,615

Asset Management - 1.0%
Eaton Vance Corp.	150,645	5,300
Federated Investors, Inc., Class B	123,336	3,274
Janus Henderson Group PLC	215,670	4,469
Legg Mason, Inc.	110,433	2,817
Stifel Financial Corp.	93,098	3,856

		19,716

Automotive - 0.8%
Adient PLC	111,944	1,686
Dana, Inc.	186,118	2,537
Delphi Technologies PLC	114,337	1,637
Gentex Corp.	338,855	6,848
Visteon Corp.*	37,572	2,265

		14,973

Banking - 7.8%
Associated Banc-Corp	214,299	4,241
BancorpSouth Bank	117,083	3,061
Bank of Hawaii Corp.	53,980	3,634
Bank OZK	156,255	3,567
Cathay General Bancorp	99,568	3,339
Chemical Financial Corp.	92,328	3,380
Commerce Bancshares, Inc.	128,323	7,234
Cullen/Frost Bankers, Inc.	82,652	7,268
East West Bancorp, Inc.	187,369	8,156
First Horizon National Corp.	418,765	5,511
FNB Corp.	419,145	4,124
Fulton Financial Corp.	227,670	3,524
Hancock Whitney Corp.	110,076	3,814
Home BancShares, Inc.	205,653	3,360
International Bancshares Corp.	71,327	2,454
MB Financial, Inc.	108,885	4,315
New York Community Bancorp, Inc.	633,900	5,965
PacWest Bancorp	157,382	5,238
Pinnacle Financial Partners, Inc.	94,634	4,363
Prosperity Bancshares, Inc.	85,757	5,343
Signature Bank	69,001	7,094
Sterling Bancorp	290,076	4,789
Synovus Financial Corp.	216,533	6,927
TCF Financial Corp.	215,657	4,203
Texas Capital Bancshares, Inc.*	64,879	3,315
Trustmark Corp.	86,286	2,453
UMB Financial Corp.	58,020	3,537
Umpqua Holdings Corp.	284,687	4,527
United Bankshares, Inc.	133,353	4,149
Valley National Bancorp	428,427	3,804
Washington Federal, Inc.	105,033	2,805
Webster Financial Corp.	119,232	5,877
Wintrust Financial Corp.	72,896	4,847

		150,218

Biotechnology & Pharmaceuticals - 1.1%
Exelixis, Inc.*	386,461	7,602
Ligand Pharmaceuticals, Inc.*	27,477	3,729
Mallinckrodt PLC*	107,249	1,694
Prestige Consumer Healthcare, Inc.*	66,908	2,066
United Therapeutics Corp.*	56,348	6,136

		21,227

Chemicals - 2.7%
Ashland Global Holdings, Inc.	80,781	5,732
Cabot Corp.	77,591	3,332
Chemours (The) Co.	221,146	6,241
Minerals Technologies, Inc.	45,586	2,340
NewMarket Corp.	11,498	4,738
Olin Corp.	215,660	4,337
PolyOne Corp.	102,963	2,945
RPM International, Inc.	171,559	10,084
Sensient Technologies Corp.	54,656	3,052
Valvoline, Inc.	243,238	4,707
Versum Materials, Inc.	140,905	3,906

		51,414

Commercial Services - 1.6%
ASGN, Inc.*	67,832	3,697
Brink’s (The) Co.	65,407	4,229
Deluxe Corp.	60,191	2,314
Healthcare Services Group, Inc.	95,358	3,831
Insperity, Inc.	49,182	4,592
ManpowerGroup, Inc.	79,914	5,178

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Commercial Services - 1.6% continued
MDU Resources Group, Inc.	253,305	$6,039
Sotheby’s*	44,821	1,781

		31,661

Construction Materials - 0.8%
Carlisle Cos., Inc.	76,958	7,736
Eagle Materials, Inc.	60,612	3,699
Louisiana-Pacific Corp.	182,503	4,055

		15,490

Consumer Products - 2.7%
Boston Beer (The) Co., Inc., Class A*	11,073	2,667
Edgewell Personal Care Co.*	69,829	2,608
Energizer Holdings, Inc.	77,016	3,477
Flowers Foods, Inc.	237,298	4,383
Hain Celestial Group (The), Inc.*	115,258	1,828
Helen of Troy Ltd.*	34,112	4,475
Ingredion, Inc.	91,406	8,355
Lancaster Colony Corp.	25,247	4,465
Nu Skin Enterprises, Inc., Class A	71,816	4,404
Post Holdings, Inc.*	86,222	7,685
Sanderson Farms, Inc.	25,849	2,567
Tootsie Roll Industries, Inc.	23,872	797
TreeHouse Foods, Inc.*	72,408	3,672

		51,383

Consumer Services - 1.2%
Aaron’s, Inc.	88,671	3,729
Adtalem Global Education, Inc.*	75,954	3,594
Graham Holdings Co., Class B	5,609	3,593
Service Corp. International	233,926	9,418
Weight Watchers International, Inc.*	50,114	1,932

		22,266

Containers & Packaging - 1.4%
AptarGroup, Inc.	81,198	7,638
Bemis Co., Inc.	117,654	5,400
Greif, Inc., Class A	33,541	1,245
Owens-Illinois, Inc.*	204,824	3,531
Silgan Holdings, Inc.	100,120	2,365
Sonoco Products Co.	129,018	6,855

		27,034

Design, Manufacturing & Distribution - 1.3%
Arrow Electronics, Inc.*	112,676	7,769
Avnet, Inc.	143,774	5,190
Jabil, Inc.	185,822	4,607
SYNNEX Corp.	53,564	4,330
Tech Data Corp.*	48,237	3,946

		25,842

Distributors - Discretionary - 0.4%
Pool Corp.	52,043	7,736

Electrical Equipment - 3.4%
Acuity Brands, Inc.	51,818	5,957
Belden, Inc.	52,079	2,175
Cognex Corp.	222,552	8,606
Hubbell, Inc.	70,710	7,024
Lennox International, Inc.	46,856	10,255
Littelfuse, Inc.	32,515	5,576
National Instruments Corp.	145,493	6,602
nVent Electric PLC	211,038	4,740
Resideo Technologies, Inc.*	158,818	3,264
Trimble, Inc.*	324,602	10,683

		64,882

Engineering & Construction Services - 1.1%
AECOM*	202,014	5,353
Dycom Industries, Inc.*	40,443	2,185
EMCOR Group, Inc.	74,362	4,439
Granite Construction, Inc.	60,972	2,456
KBR, Inc.	181,667	2,758
MasTec, Inc.*	82,365	3,341

		20,532

Forest & Paper Products - 0.1%
Domtar Corp.	81,301	2,856

Gaming, Lodging & Restaurants - 3.6%
Boyd Gaming Corp.	104,445	2,170
Brinker International, Inc.	49,913	2,195
Cheesecake Factory (The), Inc.	53,930	2,347
Churchill Downs, Inc.	15,440	3,767
Cracker Barrel Old Country Store, Inc.	31,072	4,967
Domino’s Pizza, Inc.	53,766	13,333
Dunkin’ Brands Group, Inc.	106,784	6,847
Eldorado Resorts, Inc.*	83,844	3,036
Jack in the Box, Inc.	33,098	2,569
Marriott Vacations Worldwide Corp.	52,896	3,730
Papa John’s International, Inc.	29,160	1,161
Penn National Gaming, Inc.*	139,157	2,620
Scientific Games Corp.*	71,307	1,275
Texas Roadhouse, Inc.	86,019	5,135
Wendy’s (The) Co.	241,674	3,773

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Gaming, Lodging & Restaurants - 3.6% continued
Wyndham Destinations, Inc.	125,980	$4,515
Wyndham Hotels & Resorts, Inc.	128,215	5,817

		69,257

Hardware - 2.3%
ARRIS International PLC*	211,240	6,458
Ciena Corp.*	183,526	6,223
InterDigital, Inc.	43,742	2,906
Lumentum Holdings, Inc.*	95,195	3,999
NCR Corp.*	152,784	3,526
NetScout Systems, Inc.*	90,397	2,136
Pitney Bowes, Inc.	243,425	1,439
Plantronics, Inc.	42,891	1,420
ViaSat, Inc.*	72,471	4,272
Zebra Technologies Corp., Class A*	69,547	11,074

		43,453

Health Care Facilities & Services - 3.2%
Acadia Healthcare Co., Inc.*	113,844	2,927
Catalent, Inc.*	187,935	5,860
Charles River Laboratories International, Inc.*	62,177	7,037
Chemed Corp.	20,701	5,864
Encompass Health Corp.	127,896	7,891
HealthEquity, Inc.*	70,167	4,186
MEDNAX, Inc.*	115,618	3,815
Molina Healthcare, Inc.*	80,648	9,373
Patterson Cos., Inc.	106,819	2,100
PRA Health Sciences, Inc.*	75,593	6,952
Syneos Health, Inc.*	78,588	3,092
Tenet Healthcare Corp.*	107,079	1,835

		60,932

Home & Office Products - 1.7%
Herman Miller, Inc.	77,112	2,333
HNI Corp.	56,589	2,005
KB Home	111,343	2,127
NVR, Inc.*	4,391	10,701
Scotts Miracle-Gro (The) Co.	50,724	3,117
Tempur Sealy International, Inc.*	59,444	2,461
Toll Brothers, Inc.	175,177	5,768
TRI Pointe Group, Inc.*	183,640	2,007
Tupperware Brands Corp.	63,004	1,989

		32,508

Industrial Services - 0.5%
MSC Industrial Direct Co., Inc., Class A	58,663	4,512
Watsco, Inc.	41,505	5,775

		10,287

Institutional Financial Services - 0.9%
Evercore, Inc., Class A	52,321	3,744
Interactive Brokers Group, Inc., Class A	97,056	5,304
SEI Investments Co.	168,881	7,803

		16,851

Insurance - 4.8%
Alleghany Corp.	19,178	11,954
American Financial Group, Inc.	91,152	8,252
Aspen Insurance Holdings Ltd.	77,183	3,241
Brown & Brown, Inc.	303,188	8,356
CNO Financial Group, Inc.	212,731	3,165
Genworth Financial, Inc., Class A*	646,100	3,011
Hanover Insurance Group (The), Inc.	54,723	6,390
Kemper Corp.	78,671	5,222
Mercury General Corp.	34,914	1,805
Old Republic International Corp.	367,748	7,565
Primerica, Inc.	55,506	5,423
Reinsurance Group of America, Inc.	81,152	11,380
RenaissanceRe Holdings Ltd.	52,050	6,959
W.R. Berkley Corp.	124,727	9,219

		91,942

Iron & Steel - 1.5%
Allegheny Technologies, Inc.*	162,471	3,537
Carpenter Technology Corp.	61,181	2,179
Commercial Metals Co.	152,070	2,436
Reliance Steel & Aluminum Co.	91,049	6,480
Steel Dynamics, Inc.	296,729	8,914
United States Steel Corp.	229,160	4,180
Worthington Industries, Inc.	51,956	1,810

		29,536

Leisure Products - 0.7%
Brunswick Corp.	112,140	5,209
Polaris Industries, Inc.	75,070	5,756
Thor Industries, Inc.	64,840	3,372

		14,337

Machinery - 4.1%
AGCO Corp.	84,994	4,732
Crane Co.	65,302	4,714
Curtiss-Wright Corp.	56,595	5,780

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Machinery - 4.1% continued
Graco, Inc.	215,086	$9,001
IDEX Corp.	99,138	12,517
ITT, Inc.	113,216	5,465
Kennametal, Inc.	106,110	3,531
Lincoln Electric Holdings, Inc.	83,272	6,566
Nordson Corp.	67,637	8,073
Oshkosh Corp.	92,921	5,697
Regal Beloit Corp.	55,766	3,906
Terex Corp.	83,834	2,311
Toro (The) Co.	135,940	7,596

		79,889

Manufactured Goods - 0.3%
Timken (The) Co.	89,401	3,336
Valmont Industries, Inc.	28,523	3,165

		6,501

Media - 1.6%
AMC Networks, Inc., Class A*	58,176	3,193
Cable One, Inc.	6,416	5,262
Cars.com, Inc.*	81,358	1,749
John Wiley & Sons, Inc., Class A	58,233	2,735
Meredith Corp.	51,569	2,678
New York Times (The) Co., Class A	182,513	4,068
TEGNA, Inc.	278,434	3,027
World Wrestling Entertainment, Inc., Class A	56,130	4,194
Yelp, Inc.*	98,823	3,458

		30,364

Medical Equipment & Devices - 5.3%
Avanos Medical, Inc.*	61,043	2,734
Bio-Rad Laboratories, Inc., Class A*	26,033	6,045
Bio-Techne Corp.	48,821	7,065
Cantel Medical Corp.	46,922	3,493
Globus Medical, Inc., Class A*	98,276	4,253
Haemonetics Corp.*	66,812	6,685
Hill-Rom Holdings, Inc.	86,980	7,702
ICU Medical, Inc.*	21,454	4,927
Inogen, Inc.*	22,816	2,833
Integra LifeSciences Holdings Corp.*	91,400	4,122
LivaNova PLC*	62,933	5,757
Masimo Corp.*	63,031	6,768
NuVasive, Inc.*	66,478	3,295
STERIS PLC	109,231	11,671
Teleflex, Inc.	59,436	15,363
West Pharmaceutical Services, Inc.	95,756	9,387

		102,100

Metals & Mining - 0.5%
Compass Minerals International, Inc.	43,755	1,824
Royal Gold, Inc.	84,678	7,253

		9,077

Oil, Gas & Coal - 3.9%
Apergy Corp.*	99,898	2,705
Callon Petroleum Co.*	293,873	1,907
Chesapeake Energy Corp.*	1,174,853	2,467
CNX Resources Corp.*	262,883	3,002
Core Laboratories N.V.	57,090	3,406
Diamond Offshore Drilling, Inc.*	84,936	802
Dril-Quip, Inc.*	45,888	1,378
Ensco PLC, Class A	567,258	2,019
EQT Corp.	328,878	6,213
Equitrans Midstream Corp.*	262,984	5,265
Matador Resources Co.*	134,640	2,091
McDermott International, Inc.*	235,422	1,540
Murphy Oil Corp.	210,328	4,920
Murphy USA, Inc.*	38,684	2,965
NOW, Inc.*	140,939	1,641
Oasis Petroleum, Inc.*	344,713	1,906
Oceaneering International, Inc.*	128,245	1,552
Patterson-UTI Energy, Inc.	280,792	2,906
PBF Energy, Inc., Class A	154,996	5,064
QEP Resources, Inc.*	306,995	1,728
Range Resources Corp.	266,653	2,552
Rowan Cos. PLC, Class A*	162,666	1,365
SM Energy Co.	133,430	2,065
Southwestern Energy Co.*	748,412	2,552
Transocean Ltd.*	653,631	4,536
TravelCenters of America LLC - (Fractional Shares)* (1)	80,000	—
World Fuel Services Corp.	86,930	1,861
WPX Energy, Inc.*	510,844	5,798

		76,206

Passenger Transportation - 0.3%
JetBlue Airways Corp.*	393,996	6,328

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Real Estate - 0.5%
Jones Lang LaSalle, Inc.	58,886	$7,455
Realogy Holdings Corp.	153,619	2,255

		9,710

Real Estate Investment Trusts - 9.1%
Alexander & Baldwin, Inc.*	87,480	1,608
American Campus Communities, Inc.	177,089	7,330
Camden Property Trust	120,368	10,598
CoreCivic, Inc.	153,351	2,734
CoreSite Realty Corp.	47,428	4,137
Corporate Office Properties Trust	140,432	2,953
Cousins Properties, Inc.	543,260	4,292
CyrusOne, Inc.	136,788	7,233
Douglas Emmett, Inc.	208,575	7,119
EPR Properties	96,076	6,152
First Industrial Realty Trust, Inc.	163,210	4,710
GEO Group (The), Inc.	157,428	3,101
Healthcare Realty Trust, Inc.	161,853	4,603
Highwoods Properties, Inc.	133,709	5,173
Hospitality Properties Trust	212,470	5,074
JBG SMITH Properties	140,667	4,897
Kilroy Realty Corp.	130,197	8,187
Lamar Advertising Co., Class A	109,966	7,607
Liberty Property Trust	191,067	8,002
Life Storage, Inc.	60,230	5,601
Mack-Cali Realty Corp.	117,309	2,298
Medical Properties Trust, Inc.	471,724	7,585
National Retail Properties, Inc.	205,693	9,978
Omega Healthcare Investors, Inc.	259,424	9,119
Pebblebrook Hotel Trust	165,470	4,684
PotlatchDeltic Corp.	87,334	2,763
Rayonier, Inc.	167,308	4,633
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
Sabra Health Care REIT, Inc.	230,435	3,798
Senior Housing Properties Trust	307,147	3,600
Tanger Factory Outlet Centers, Inc.	121,267	2,452
Taubman Centers, Inc.	78,915	3,590
Uniti Group, Inc.	231,339	3,602
Urban Edge Properties	148,637	2,470
Weingarten Realty Investors	154,236	3,827

		175,510

Recreational Facilities & Services - 1.0%
Cinemark Holdings, Inc.	137,458	4,921
International Speedway Corp., Class A	31,728	1,392
Live Nation Entertainment, Inc.*	178,779	8,805
Six Flags Entertainment Corp.	92,759	5,160

		20,278

Renewable Energy - 0.4%
EnerSys	54,480	4,228
First Solar, Inc.*	97,554	4,142

		8,370

Retail - Consumer Staples - 1.2%
Big Lots, Inc.	52,630	1,522
Casey’s General Stores, Inc.	47,324	6,064
Five Below, Inc.*	72,077	7,375
Ollie’s Bargain Outlet Holdings, Inc.*	66,646	4,432
Sprouts Farmers Market, Inc.*	164,982	3,879

		23,272

Retail - Discretionary - 1.6%
American Eagle Outfitters, Inc.	217,830	4,211
AutoNation, Inc.*	74,815	2,671
Avis Budget Group, Inc.*	83,985	1,888
Bed Bath & Beyond, Inc.	178,492	2,021
Dick’s Sporting Goods, Inc.	95,193	2,970
Dillard’s, Inc., Class A	23,732	1,431
Michaels (The) Cos., Inc.*	115,965	1,570
Sally Beauty Holdings, Inc.*	154,672	2,637
Signet Jewelers Ltd.	67,104	2,132
Urban Outfitters, Inc.*	97,422	3,234
Williams-Sonoma, Inc.	103,618	5,228

		29,993

Semiconductors - 3.0%
Cirrus Logic, Inc.*	76,996	2,555
Coherent, Inc.*	31,499	3,330
Cree, Inc.*	132,585	5,671
Cypress Semiconductor Corp.	467,923	5,952
Integrated Device Technology, Inc.*	166,804	8,078
MKS Instruments, Inc.	69,793	4,509
Monolithic Power Systems, Inc.	50,447	5,864
Silicon Laboratories, Inc.*	55,794	4,397
Synaptics, Inc.*	44,709	1,664
Teradyne, Inc.	231,728	7,272
Universal Display Corp.	54,794	5,127
Vishay Intertechnology, Inc.	170,765	3,076

		57,495

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Software - 3.4%
ACI Worldwide, Inc.*	149,932	$4,149
Allscripts Healthcare Solutions, Inc.*	225,886	2,178
Blackbaud, Inc.	62,782	3,949
CDK Global, Inc.	166,453	7,970
CommVault Systems, Inc.*	50,109	2,961
j2 Global, Inc.	60,528	4,200
LogMeIn, Inc.	66,130	5,394
Manhattan Associates, Inc.*	84,500	3,580
PTC, Inc.*	138,061	11,445
Tyler Technologies, Inc.*	50,185	9,325
Ultimate Software Group (The), Inc.*	40,419	9,897

		65,048

Specialty Finance - 1.4%
First American Financial Corp.	144,497	6,450
GATX Corp.	48,597	3,441
LendingTree, Inc.*	9,617	2,111
Navient Corp.	295,646	2,605
SLM Corp.*	563,502	4,683
WEX, Inc.*	55,719	7,804

		27,094

Technology Services - 4.5%
CACI International, Inc., Class A*	32,124	4,627
CoreLogic, Inc.*	104,136	3,480
Dun & Bradstreet (The) Corp.	47,994	6,851
FactSet Research Systems, Inc.	49,170	9,840
Fair Isaac Corp.*	37,430	6,999
Leidos Holdings, Inc.	193,572	10,205
LiveRamp Holdings, Inc.*	87,923	3,397
MarketAxess Holdings, Inc.	48,593	10,268
MAXIMUS, Inc.	82,897	5,396
Medidata Solutions, Inc.*	79,103	5,333
Perspecta, Inc.	182,823	3,148
Sabre Corp.	355,870	7,701
Science Applications International Corp.	54,994	3,503
Teradata Corp.*	152,782	5,861

		86,609

Telecom - 0.2%
Telephone & Data Systems, Inc.	120,169	3,910

Transportation & Logistics - 1.8%
Genesee & Wyoming, Inc., Class A*	75,476	5,587
Kirby Corp.*	69,648	4,692
Knight-Swift Transportation Holdings, Inc.	162,442	4,072
Landstar System, Inc.	53,138	5,084
Old Dominion Freight Line, Inc.	84,529	10,438
Ryder System, Inc.	68,623	3,304
Werner Enterprises, Inc.	57,068	1,686

		34,863

Transportation Equipment - 0.6%
Trinity Industries, Inc.	189,102	3,893
Wabtec Corp.	111,143	7,808

		11,701

Utilities - 5.3%
ALLETE, Inc.	66,470	5,066
Aqua America, Inc.	229,978	7,863
Atmos Energy Corp.	151,055	14,006
Black Hills Corp.	69,766	4,380
Hawaiian Electric Industries, Inc.	140,717	5,153
IDACORP, Inc.	65,137	6,062
National Fuel Gas Co.	111,110	5,687
New Jersey Resources Corp.	114,410	5,225
NorthWestern Corp.	65,042	3,866
OGE Energy Corp.	258,198	10,119
ONE Gas, Inc.	67,901	5,405
PNM Resources, Inc.	102,960	4,231
Southwest Gas Holdings, Inc.	68,504	5,240
UGI Corp.	224,714	11,988
Vectren Corp.	107,375	7,729

		102,020

Waste & Environment Services & Equipment - 0.7%
Clean Harbors, Inc.*	65,845	3,249
Donaldson Co., Inc.	165,285	7,172
Stericycle, Inc.*	110,035	4,037

		14,458

Total Common Stocks (Cost $1,700,656)		1,914,173

INVESTMENT COMPANIES - 1.0%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(2) (3)	19,149,916	19,150

Total Investment Companies (Cost $19,150)		19,150

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
2.13%, 1/10/19(4) (5)	$1,860	$1,859

Total Short-Term Investments (Cost $1,859)		1,859

Total Investments - 100.3% (Cost $1,721,665)		1,935,182

Liabilities less Other Assets - (0.3%)		(6,644)

NET ASSETS - 100.0%		$1,928,538

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2018 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P MidCap 400	94	$15,625	Long	3/19	$164

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	2.5%
Consumer Discretionary	11.7
Consumer Staples	3.0
Energy	3.7
Financials	16.4
Health Care	10.0
Industrials	15.4
Information Technology	15.3
Materials	6.6
Real Estate	9.7
Utilities	5.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$1,914,173	$—	$—	$1,914,173
Investment Companies	19,150	—	—	19,150
Short-Term Investments	—	1,859	—	1,859

Total Investments	$1,933,323	$1,859	$—	$1,935,182

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$164	$—	$—	$164

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT     7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued	DECEMBER 31, 2018 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$33,084	$259,083	$273,017	$782	$19,150	19,150

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%
Aerospace & Defense - 1.5%
AAR Corp.	18,598	$694
Aerojet Rocketdyne Holdings, Inc.*	40,994	1,444
Aerovironment, Inc.*	11,995	815
American Outdoor Brands Corp.*	30,397	391
Astronics Corp.*	12,095	368
Axon Enterprise, Inc.*	32,508	1,422
Barnes Group, Inc.	27,034	1,450
Ducommun, Inc.*	6,027	219
Esterline Technologies Corp.*	14,797	1,797
Moog, Inc., Class A	18,154	1,407
MSA Safety, Inc.	19,290	1,818
National Presto Industries, Inc.	2,790	326
Sturm Ruger & Co., Inc.	9,513	506
Triumph Group, Inc.	27,277	314
Wesco Aircraft Holdings, Inc.*	31,094	246
Woodward, Inc.	30,311	2,252

		15,469

Apparel & Textile Products - 0.8%
Crocs, Inc.*	37,472	973
Culp, Inc.	6,082	115
Deckers Outdoor Corp.*	16,540	2,116
Fossil Group, Inc.*	25,820	406
Movado Group, Inc.	8,759	277
Oxford Industries, Inc.	9,469	673
Rocky Brands, Inc.	3,754	98
Steven Madden Ltd.	49,326	1,493
Superior Group of Cos., Inc.	5,173	91
Unifi, Inc.*	8,842	202
Weyco Group, Inc.	3,592	105
Wolverine World Wide, Inc.	52,272	1,667

		8,216

Asset Management - 1.0%
Artisan Partners Asset Management, Inc., Class A	27,188	601
Ashford, Inc.*	309	16
Associated Capital Group, Inc., Class A	1,403	50
B. Riley Financial, Inc.	11,701	166
Blucora, Inc.*	26,919	717
BrightSphere Investment Group PLC	45,533	486
Cohen & Steers, Inc.	12,625	433
Columbia Financial, Inc.*	27,757	424
Community Bankers Trust Corp.*	11,952	86
Diamond Hill Investment Group, Inc.	1,818	272
Federated Investors, Inc., Class B	54,782	1,455
Focus Financial Partners, Inc., Class A*	10,564	278
FRP Holdings, Inc.*	4,050	186
GAMCO Investors, Inc., Class A	2,669	45
Hamilton Lane, Inc., Class A	9,450	350
Kennedy-Wilson Holdings, Inc.	70,835	1,287
Ladenburg Thalmann Financial Services, Inc.	58,047	135
Oppenheimer Holdings, Inc., Class A	5,405	138
PDL Community Bancorp*	4,680	60
Pzena Investment Management, Inc., Class A	10,196	88
Safeguard Scientifics, Inc.*	10,859	94
Siebert Financial Corp.*	4,497	65
Silvercrest Asset Management Group, Inc., Class A	4,550	60
Stifel Financial Corp.	39,241	1,625
Virtus Investment Partners, Inc.	3,883	309
Waddell & Reed Financial, Inc., Class A	44,011	796
Westwood Holdings Group, Inc.	4,589	156
WisdomTree Investments, Inc.	66,167	440

		10,818

Automotive - 0.8%
Altra Industrial Motion Corp.	33,963	854
American Axle & Manufacturing Holdings, Inc.*	63,034	700
Cooper Tire & Rubber Co.	28,686	927
Cooper-Standard Holdings, Inc.*	10,020	622
Dana, Inc.	82,713	1,127
Gentherm, Inc.*	19,702	788
Methode Electronics, Inc.	20,375	475
Miller Industries, Inc.	6,141	166
Modine Manufacturing Co.*	27,877	301
Motorcar Parts of America, Inc.*	10,713	178
Standard Motor Products, Inc.	11,946	579
Superior Industries International, Inc.	14,745	71
Tenneco, Inc., Class A	28,765	788
Tower International, Inc.	11,386	271

		7,847

Banking - 10.8%
1st Constitution Bancorp	3,989	79
1st Source Corp.	8,898	359
Access National Corp.	8,542	182
ACNB Corp.	3,804	149
Allegiance Bancshares, Inc.*	6,537	212

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Banking - 10.8% continued
Amalgamated Bank, Class A	6,900	$135
American National Bankshares, Inc.	4,593	135
Ameris Bancorp	23,983	760
Ames National Corp.	4,696	119
Arrow Financial Corp.	6,839	219
Atlantic Capital Bancshares, Inc.*	14,494	237
Auburn National Bancorporation, Inc.	1,438	46
Axos Financial, Inc.*	33,482	843
Banc of California, Inc.	24,117	321
BancFirst Corp.	10,118	505
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,450	302
Bancorp (The), Inc.*	28,560	227
BancorpSouth Bank	53,301	1,393
Bank of Commerce Holdings	8,623	95
Bank of Marin Bancorp	7,594	313
Bank of NT Butterfield & Son (The) Ltd.	30,893	968
Bank of Princeton (The)	3,182	89
Bank7 Corp.*	2,020	27
BankFinancial Corp.	7,425	111
Bankwell Financial Group, Inc.	3,495	100
Banner Corp.	18,141	970
Bar Harbor Bankshares	8,657	194
Baycom Corp.*	5,763	133
BCB Bancorp, Inc.	7,657	80
Beneficial Bancorp, Inc.	38,618	552
Berkshire Hills Bancorp, Inc.	23,038	621
Blue Hills Bancorp, Inc.	13,073	279
Boston Private Financial Holdings, Inc.	47,178	499
Bridge Bancorp, Inc.	9,321	238
Bridgewater Bancshares, Inc.*	12,673	134
Brookline Bancorp, Inc.	44,742	618
Bryn Mawr Bank Corp.	11,241	387
BSB Bancorp, Inc.*	4,854	136
Business First Bancshares, Inc.	5,929	144
Byline Bancorp, Inc.*	9,296	155
C&F Financial Corp.	1,933	103
Cadence BanCorp	40,944	687
Cambridge Bancorp	2,047	170
Camden National Corp.	8,740	314
Capital Bancorp, Inc.*	3,730	43
Capital City Bank Group, Inc.	6,574	153
Capitol Federal Financial, Inc.	72,889	931
Capstar Financial Holdings, Inc.	4,453	66
Carolina Financial Corp.	11,968	354
Cathay General Bancorp	43,787	1,468
CB Financial Services, Inc.	2,845	70
CBTX, Inc.	10,458	307
CenterState Bank Corp.	51,848	1,091
Central Pacific Financial Corp.	16,081	392
Central Valley Community Bancorp	6,489	122
Century Bancorp, Inc., Class A	1,612	109
Chemical Financial Corp.	40,348	1,477
Chemung Financial Corp.	1,888	78
Citizens & Northern Corp.	6,709	177
City Holding Co.	8,953	605
Civista Bancshares, Inc.	7,776	135
CNB Financial Corp.	8,184	188
Coastal Financial Corp.*	3,753	57
Codorus Valley Bancorp, Inc.	5,348	114
Columbia Banking System, Inc.	41,367	1,501
Community Bank System, Inc.	28,419	1,657
Community Financial (The) Corp.	2,627	77
Community Trust Bancorp, Inc.	8,725	346
ConnectOne Bancorp, Inc.	16,928	313
County Bancorp, Inc.	2,912	51
Customers Bancorp, Inc.*	16,392	298
CVB Financial Corp.	63,330	1,281
Dime Community Bancshares, Inc.	17,800	302
Eagle Bancorp, Inc.*	18,051	879
Entegra Financial Corp.*	3,915	81
Enterprise Bancorp, Inc.	5,323	171
Enterprise Financial Services Corp.	12,834	483
Equity Bancshares, Inc., Class A*	7,644	269
Esquire Financial Holdings, Inc.*	3,170	69
ESSA Bancorp, Inc.	5,341	83
Evans Bancorp, Inc.	2,571	84
Farmers & Merchants Bancorp, Inc.	4,945	190
Farmers National Banc Corp.	14,548	185
FB Financial Corp.	9,195	322
Fidelity D&D Bancorp, Inc.	1,548	99
Fidelity Southern Corp.	12,556	327
Financial Institutions, Inc.	8,591	221
First Bancorp	16,529	540
First BanCorp (New York Exchange)	120,977	1,040
First Bancorp, Inc.	5,881	155
First Bancshares (The), Inc.	6,885	208
First Bank	9,100	110

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Banking - 10.8% continued
First Busey Corp.	24,750	$607
First Business Financial Services, Inc.	4,473	87
First Choice Bancorp	4,912	111
First Commonwealth Financial Corp.	56,578	683
First Community Bancshares, Inc.	8,957	282
First Community Corp.	3,911	76
First Defiance Financial Corp.	11,091	272
First Financial Bancorp	54,024	1,281
First Financial Bankshares, Inc.	36,761	2,121
First Financial Corp.	6,834	274
First Financial Northwest, Inc.	4,695	73
First Foundation, Inc.*	21,880	281
First Guaranty Bancshares, Inc.	2,644	61
First Internet Bancorp	5,318	109
First Interstate BancSystem, Inc., Class A	18,625	681
First Merchants Corp.	27,955	958
First Mid-Illinois Bancshares, Inc.	7,247	231
First Midwest Bancorp, Inc.	59,827	1,185
First Northwest Bancorp	5,264	78
First of Long Island (The) Corp.	13,898	277
First Savings Financial Group, Inc.	1,110	58
First United Corp.	3,614	58
Flushing Financial Corp.	15,362	331
Franklin Financial Network, Inc.*	7,178	189
FS Bancorp, Inc.	2,205	95
Fulton Financial Corp.	97,530	1,510
FVCBankcorp, Inc.*	1,089	19
German American Bancorp, Inc.	11,923	331
Glacier Bancorp, Inc.	48,040	1,903
Great Southern Bancorp, Inc.	6,256	288
Great Western Bancorp, Inc.	33,526	1,048
Green Bancorp, Inc.	15,192	260
Greene County Bancorp, Inc.	1,843	57
Guaranty Bancorp	14,343	298
Guaranty Bancshares, Inc.	4,345	130
Hancock Whitney Corp.	48,148	1,668
Hanmi Financial Corp.	17,846	352
HarborOne Bancorp, Inc.*	8,226	131
Heartland Financial USA, Inc.	16,626	731
Heritage Commerce Corp.	22,851	259
Heritage Financial Corp.	20,639	613
Hilltop Holdings, Inc.	40,724	726
Hingham Institution for Savings	761	150
Home Bancorp, Inc.	4,493	159
Home BancShares, Inc.	90,136	1,473
HomeStreet, Inc.*	13,972	297
HomeTrust Bancshares, Inc.	9,916	260
Hope Bancorp, Inc.	70,507	836
Horizon Bancorp, Inc.	20,707	327
Howard Bancorp, Inc.*	7,252	104
IBERIABANK Corp.	31,395	2,018
Independent Bank Corp.	15,399	1,083
Independent Bank Corp. (Frankfurt Exchange)	12,513	263
Independent Bank Group, Inc.	11,963	548
International Bancshares Corp.	31,324	1,078
Investar Holding Corp.	5,078	126
Investors Bancorp, Inc.	136,870	1,423
Kearny Financial Corp.	51,632	662
Lakeland Bancorp, Inc.	25,526	378
Lakeland Financial Corp.	13,697	550
LCNB Corp.	5,276	80
LegacyTexas Financial Group, Inc.	26,922	864
Level One Bancorp, Inc.	3,033	68
Live Oak Bancshares, Inc.	14,340	212
Luther Burbank Corp.	12,024	108
Macatawa Bank Corp.	14,869	143
Malvern Bancorp, Inc.*	4,443	88
MB Financial, Inc.	46,972	1,861
MBT Financial Corp.	9,721	90
Mercantile Bank Corp.	9,211	260
Merchants Bancorp	9,295	186
Meridian Bancorp, Inc.	27,392	392
Meta Financial Group, Inc.	15,620	303
Metropolitan Bank Holding Corp.*	3,651	113
Mid Penn Bancorp, Inc.	2,499	58
Middlefield Banc Corp.	1,679	71
Midland States Bancorp, Inc.	12,014	268
MidSouth Bancorp, Inc.	8,103	86
MidWestOne Financial Group, Inc.	6,473	161
MutualFirst Financial, Inc.	3,345	89
MVB Financial Corp.	4,617	83
National Bank Holdings Corp., Class A	16,172	499
National Bankshares, Inc.	3,922	143
National Commerce Corp.*	10,051	362
NBT Bancorp, Inc.	24,126	835
Nicolet Bankshares, Inc.*	4,683	229
Northeast Bancorp	4,472	75

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Banking - 10.8% continued
Northfield Bancorp, Inc.	24,749	$335
Northrim BanCorp, Inc.	3,758	124
Northwest Bancshares, Inc.	54,164	918
Norwood Financial Corp.	3,230	107
Oak Valley Bancorp	4,218	77
OceanFirst Financial Corp.	26,766	602
Oconee Federal Financial Corp.	1,141	28
OFG Bancorp	24,519	404
Ohio Valley Banc Corp.	2,509	89
Old Line Bancshares, Inc.	8,876	234
Old National Bancorp	85,504	1,317
Old Second Bancorp, Inc.	16,697	217
OP Bancorp*	7,550	67
Opus Bank	11,288	221
Origin Bancorp, Inc.	9,857	336
Oritani Financial Corp.	22,594	333
Orrstown Financial Services, Inc.	4,448	81
Pacific City Financial Corp.	6,432	101
Pacific Mercantile Bancorp*	9,246	66
Pacific Premier Bancorp, Inc.*	25,782	658
Park National Corp.	7,773	660
Parke Bancorp, Inc.	3,881	73
PCSB Financial Corp.	9,276	181
Peapack Gladstone Financial Corp.	10,458	263
Penns Woods Bancorp, Inc.	2,533	102
Peoples Bancorp of North Carolina, Inc.	2,851	70
Peoples Bancorp, Inc.	9,843	296
Peoples Financial Services Corp.	3,836	169
People’s Utah Bancorp	8,776	265
Preferred Bank	7,784	337
Premier Financial Bancorp, Inc.	6,428	96
Provident Bancorp, Inc.*	2,311	50
Provident Financial Services, Inc.	35,094	847
Prudential Bancorp, Inc.	5,103	90
QCR Holdings, Inc.	7,337	235
RBB Bancorp	7,761	136
Reliant Bancorp, Inc.	5,725	132
Renasant Corp.	27,281	823
Republic Bancorp, Inc., Class A	5,423	210
Republic First Bancorp, Inc.*	24,569	147
Riverview Bancorp, Inc.	11,994	87
S&T Bancorp, Inc.	19,489	737
Sandy Spring Bancorp, Inc.	19,538	612
SB One Bancorp	3,910	80
Seacoast Banking Corp. of Florida*	26,006	677
Select Bancorp, Inc.*	9,029	112
ServisFirst Bancshares, Inc.	26,333	839
Shore Bancshares, Inc.	6,865	100
SI Financial Group, Inc.	6,021	77
Sierra Bancorp	7,803	187
Simmons First National Corp., Class A	51,205	1,236
SmartFinancial, Inc.*	6,357	116
South State Corp.	20,674	1,239
Southern First Bancshares, Inc.*	3,987	128
Southern Missouri Bancorp, Inc.	3,884	132
Southern National Bancorp of Virginia, Inc.	11,165	148
Southside Bancshares, Inc.	18,814	597
Spirit of Texas Bancshares, Inc.*	5,343	122
State Bank Financial Corp.	21,374	461
Sterling Bancorp, Inc.	12,926	90
Stock Yards Bancorp, Inc.	12,154	399
Summit Financial Group, Inc.	6,403	124
Territorial Bancorp, Inc.	4,219	110
Timberland Bancorp, Inc.	3,866	86
Tompkins Financial Corp.	8,303	623
Towne Bank	37,281	893
TriCo Bancshares	14,560	492
TriState Capital Holdings, Inc.*	13,647	266
Triumph Bancorp, Inc.*	13,578	403
TrustCo Bank Corp. NY	52,479	360
Trustmark Corp.	37,786	1,074
UMB Financial Corp.	25,645	1,564
Union Bankshares Corp.	37,069	1,046
Union Bankshares, Inc.	2,348	112
United Bankshares, Inc.	56,533	1,759
United Community Banks, Inc.	44,400	953
United Community Financial Corp.	27,379	242
United Financial Bancorp, Inc.	28,705	422
United Security Bancshares	8,001	77
Unity Bancorp, Inc.	4,284	89
Univest Corp. of Pennsylvania	16,194	349
Valley National Bancorp	182,553	1,621
Veritex Holdings, Inc.*	13,331	285
Washington Federal, Inc.	47,251	1,262
Washington Trust Bancorp, Inc.	8,496	404
Waterstone Financial, Inc.	14,321	240

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Banking - 10.8% continued
WesBanco, Inc.	29,570	$1,085
West Bancorporation, Inc.	9,003	172
Westamerica Bancorporation	14,596	813
Western New England Bancorp, Inc.	14,626	147
WSFS Financial Corp.	17,068	647

		111,257

Biotechnology & Pharmaceuticals - 7.8%
Abeona Therapeutics, Inc.*	17,308	124
ACADIA Pharmaceuticals, Inc.*	55,640	900
Acceleron Pharma, Inc.*	21,873	953
Achaogen, Inc.*	19,023	23
Achillion Pharmaceuticals, Inc.*	73,913	118
Aclaris Therapeutics, Inc.*	19,381	143
Acorda Therapeutics, Inc.*	24,639	384
Adamas Pharmaceuticals, Inc.*	12,220	104
ADMA Biologics, Inc.*	11,482	27
Aduro Biotech, Inc.*	35,621	94
Adverum Biotechnologies, Inc.*	30,120	95
Aeglea BioTherapeutics, Inc.*	8,661	65
Aerie Pharmaceuticals, Inc.*	20,098	726
Agenus, Inc.*	49,699	118
AgeX Therapeutics, Inc.*	5,527	17
Aimmune Therapeutics, Inc.*	24,744	592
Akcea Therapeutics, Inc.*	7,074	213
Akebia Therapeutics, Inc.*	48,043	266
Akorn, Inc.*	52,977	180
Albireo Pharma, Inc.*	5,094	125
Alder Biopharmaceuticals, Inc.*	32,640	335
Aldeyra Therapeutics, Inc.*	12,307	102
Allakos, Inc.*	4,758	249
Allena Pharmaceuticals, Inc.*	7,025	38
Allogene Therapeutics, Inc.*	12,081	325
AMAG Pharmaceuticals, Inc.*	19,581	297
Amicus Therapeutics, Inc.*	106,994	1,025
Amneal Pharmaceuticals, Inc.*	49,110	664
Amphastar Pharmaceuticals, Inc.*	20,068	399
Ampio Pharmaceuticals, Inc.*	48,040	19
AnaptysBio, Inc.*	11,941	762
ANI Pharmaceuticals, Inc.*	4,590	207
Anika Therapeutics, Inc.*	7,827	263
Antares Pharma, Inc.*	82,439	224
Apellis Pharmaceuticals, Inc.*	20,108	265
Aptinyx, Inc.*	7,389	122
Aquestive Therapeutics, Inc.*	3,118	20
Aratana Therapeutics, Inc.*	25,972	159
Arbutus Biopharma Corp.*	19,044	73
Arcus Biosciences, Inc.*	17,438	188
Ardelyx, Inc.*	25,879	46
Arena Pharmaceuticals, Inc.*	28,063	1,093
ArQule, Inc.*	61,043	169
Array BioPharma, Inc.*	116,600	1,662
Arrowhead Pharmaceuticals, Inc.*	49,214	611
Arsanis, Inc.*	2,820	7
Arvinas, Inc.*	4,546	58
Assembly Biosciences, Inc.*	11,654	264
Assertio Therapeutics, Inc.*	32,588	118
Atara Biotherapeutics, Inc.*	23,714	824
Athenex, Inc.*	24,943	317
Athersys, Inc.*	64,155	92
Audentes Therapeutics, Inc.*	21,027	448
AVEO Pharmaceuticals, Inc.*	61,587	99
Avid Bioservices, Inc.*	28,737	118
Avrobio, Inc.*	3,628	60
Bellicum Pharmaceuticals, Inc.*	24,130	70
BioCryst Pharmaceuticals, Inc.*	61,682	498
Biohaven Pharmaceutical Holding Co. Ltd.*	16,063	594
BioSpecifics Technologies Corp.*	3,274	198
BioTime, Inc.	55,275	50
Blueprint Medicines Corp.*	23,374	1,260
Calithera Biosciences, Inc.*	16,445	66
Cambrex Corp.*	18,942	715
Cara Therapeutics, Inc.*	18,712	243
CASI Pharmaceuticals, Inc.*	28,062	113
Catalyst Biosciences, Inc.*	7,200	57
Catalyst Pharmaceuticals, Inc.*	54,238	104
ChemoCentryx, Inc.*	12,934	141
Chimerix, Inc.*	26,086	67
ChromaDex Corp.*	20,668	71
Clearside Biomedical, Inc.*	16,938	18
Clovis Oncology, Inc.*	26,913	483
Cohbar, Inc.*	13,526	42
Coherus Biosciences, Inc.*	29,003	262
Collegium Pharmaceutical, Inc.*	16,793	288
Concert Pharmaceuticals, Inc.*	12,151	152
Constellation Pharmaceuticals, Inc.*	2,315	9
Corbus Pharmaceuticals Holdings, Inc.*	27,397	160
Corcept Therapeutics, Inc.*	55,214	738

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Biotechnology & Pharmaceuticals - 7.8% continued
Corvus Pharmaceuticals, Inc.*	8,409	$31
Crinetics Pharmaceuticals, Inc.*	3,838	115
CTI BioPharma Corp.*	30,959	23
Cue Biopharma, Inc.*	10,712	50
Cymabay Therapeutics, Inc.*	33,454	263
Cytokinetics, Inc.*	25,503	161
CytomX Therapeutics, Inc.*	24,831	375
Deciphera Pharmaceuticals, Inc.*	4,810	101
Denali Therapeutics, Inc.*	25,759	532
Dermira, Inc.*	19,115	137
Dicerna Pharmaceuticals, Inc.*	30,403	325
Dova Pharmaceuticals, Inc.*	7,135	54
Durect Corp.*	94,964	46
Dynavax Technologies Corp.*	35,034	321
Eagle Pharmaceuticals, Inc.*	6,064	244
Editas Medicine, Inc.*	26,129	594
Eidos Therapeutics, Inc.*	4,283	59
ElectroCore, Inc.*	3,565	22
Eloxx Pharmaceuticals, Inc.*	13,018	156
Emergent BioSolutions, Inc.*	25,713	1,524
Enanta Pharmaceuticals, Inc.*	9,471	671
Endo International PLC*	126,655	925
Epizyme, Inc.*	33,145	204
Equillium, Inc.*	3,025	25
Esperion Therapeutics, Inc.*	12,901	593
Evelo Biosciences, Inc.*	8,023	104
Fate Therapeutics, Inc.*	34,596	444
Fennec Pharmaceuticals, Inc.*	6,865	44
FibroGen, Inc.*	42,998	1,990
Five Prime Therapeutics, Inc.*	19,005	177
Flexion Therapeutics, Inc.*	18,992	215
Fortress Biotech, Inc.*	20,602	18
Forty Seven, Inc.*	4,816	76
G1 Therapeutics, Inc.*	12,808	245
Geron Corp.*	91,996	92
Global Blood Therapeutics, Inc.*	28,249	1,160
GlycoMimetics, Inc.*	19,391	184
Gritstone Oncology, Inc.*	4,037	62
GTx, Inc.*	2,792	2
Guardant Health, Inc.*	8,194	308
Halozyme Therapeutics, Inc.*	70,528	1,032
Helius Medical Technologies, Inc.*	9,888	91
Heron Therapeutics, Inc.*	38,964	1,011
Heska Corp.*	3,753	323
Homology Medicines, Inc.*	9,597	215
Horizon Pharma PLC*	94,925	1,855
Idera Pharmaceuticals, Inc.*	11,957	33
Immune Design Corp.*	19,101	25
ImmunoGen, Inc.*	80,101	384
Immunomedics, Inc.*	83,182	1,187
Innovate Biopharmaceuticals, Inc.*	11,201	26
Innoviva, Inc.*	38,933	679
Inovio Pharmaceuticals, Inc.*	46,236	185
Insmed, Inc.*	43,286	568
Insys Therapeutics, Inc.*	14,556	51
Intellia Therapeutics, Inc.*	18,988	259
Intercept Pharmaceuticals, Inc.*	12,382	1,248
Intersect ENT, Inc.*	16,911	477
Intra-Cellular Therapies, Inc.*	25,666	292
Intrexon Corp.*	41,307	270
Iovance Biotherapeutics, Inc.*	59,517	527
Ironwood Pharmaceuticals, Inc.*	79,516	824
Jounce Therapeutics, Inc.*	8,878	30
Kadmon Holdings, Inc.*	54,990	114
Kala Pharmaceuticals, Inc.*	9,213	45
Karyopharm Therapeutics, Inc.*	27,588	258
Kezar Life Sciences, Inc.*	3,035	72
Kindred Biosciences, Inc.*	17,592	193
Kiniksa Pharmaceuticals Ltd., Class A*	3,493	98
Kodiak Sciences, Inc.*	5,557	39
Kura Oncology, Inc.*	16,172	227
La Jolla Pharmaceutical Co.*	12,086	114
Lannett Co., Inc.*	17,075	85
Lexicon Pharmaceuticals, Inc.*	24,631	164
Ligand Pharmaceuticals, Inc.*	11,827	1,605
Liquidia Technologies, Inc.*	2,907	63
LogicBio Therapeutics, Inc.*	4,741	49
Loxo Oncology, Inc.*	15,207	2,130
MacroGenics, Inc.*	22,402	284
Madrigal Pharmaceuticals, Inc.*	3,901	440
Magenta Therapeutics, Inc.*	2,340	13
Mallinckrodt PLC*	46,533	735
MannKind Corp.*	79,279	84
Marinus Pharmaceuticals, Inc.*	22,050	63
Medicines (The) Co.*	38,895	744
MediciNova, Inc.*	22,331	182
MeiraGTx Holdings PLC*	2,134	21
Melinta Therapeutics, Inc.*	20,526	16

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Biotechnology & Pharmaceuticals - 7.8% continued
Menlo Therapeutics, Inc.*	5,673	$23
Mersana Therapeutics, Inc.*	7,543	31
Minerva Neurosciences, Inc.*	17,159	116
Mirati Therapeutics, Inc.*	11,395	483
Molecular Templates, Inc.*	7,851	32
Momenta Pharmaceuticals, Inc.*	43,627	482
Mustang Bio, Inc.*	10,122	30
MyoKardia, Inc.*	19,226	939
NantKwest, Inc.*	18,657	22
Natural Health Trends Corp.	3,979	74
Nature’s Sunshine Products, Inc.*	4,735	39
Neon Therapeutics, Inc.*	3,681	19
Neos Therapeutics, Inc.*	27,198	45
NewLink Genetics Corp.*	17,472	27
Novavax, Inc.*	214,176	394
Ocular Therapeutix, Inc.*	19,845	79
Odonate Therapeutics, Inc.*	3,847	54
Omeros Corp.*	25,502	284
Optinose, Inc.*	11,420	71
Organovo Holdings, Inc.*	63,696	61
Osmotica Pharmaceuticals PLC*	5,732	44
Ovid therapeutics, Inc.*	8,684	21
Pacira Pharmaceuticals, Inc.*	22,551	970
Palatin Technologies, Inc.*	118,807	84
Paratek Pharmaceuticals, Inc.*	17,469	90
PDL BioPharma, Inc.*	81,919	238
Pfenex, Inc.*	16,852	54
Phibro Animal Health Corp., Class A	11,612	373
Pieris Pharmaceuticals, Inc.*	28,092	75
PolarityTE, Inc.*	5,947	80
Portola Pharmaceuticals, Inc.*	36,802	718
Prestige Consumer Healthcare, Inc.*	29,397	908
Principia Biopharma, Inc.*	3,335	91
Progenics Pharmaceuticals, Inc.*	47,915	201
Proteostasis Therapeutics, Inc.*	19,952	65
Prothena Corp. PLC*	22,706	234
PTC Therapeutics, Inc.*	25,596	878
Puma Biotechnology, Inc.*	16,632	338
Ra Pharmaceuticals, Inc.*	8,217	150
Radius Health, Inc.*	22,852	377
Reata Pharmaceuticals, Inc., Class A*	10,532	591
Recro Pharma, Inc.*	9,648	68
REGENXBIO, Inc.*	18,137	761
Replimune Group, Inc.*	4,445	44
resTORbio, Inc.*	4,668	40
Retrophin, Inc.*	23,246	526
Revance Therapeutics, Inc.*	18,523	373
Rhythm Pharmaceuticals, Inc.*	8,705	234
Rigel Pharmaceuticals, Inc.*	96,151	221
Rocket Pharmaceuticals, Inc.*	11,936	177
Rubius Therapeutics, Inc.*	6,677	107
Sangamo Therapeutics, Inc.*	57,283	658
Savara, Inc.*	15,884	120
Scholar Rock Holding Corp.*	3,693	85
scPharmaceuticals, Inc.*	3,327	13
Selecta Biosciences, Inc.*	10,916	29
Seres Therapeutics, Inc.*	10,695	48
Sienna Biopharmaceuticals, Inc.*	9,541	22
SIGA Technologies, Inc.*	28,809	228
Solid Biosciences, Inc.*	6,876	184
Sorrento Therapeutics, Inc.*	60,837	146
Spark Therapeutics, Inc.*	17,778	696
Spectrum Pharmaceuticals, Inc.*	57,005	499
Spero Therapeutics, Inc.*	4,996	31
Spring Bank Pharmaceuticals, Inc.*	8,291	86
Stemline Therapeutics, Inc.*	15,773	150
Supernus Pharmaceuticals, Inc.*	27,677	919
Surface Oncology, Inc.*	6,827	29
Sutro Biopharma, Inc.*	3,729	34
Syndax Pharmaceuticals, Inc.*	8,997	40
Synergy Pharmaceuticals, Inc.*	151,477	17
Synlogic, Inc.*	8,106	57
Syros Pharmaceuticals, Inc.*	14,833	83
Teligent, Inc. (Frankfurt Exchange)*	25,032	34
Tetraphase Pharmaceuticals, Inc.*	31,159	35
TG Therapeutics, Inc.*	34,958	143
TherapeuticsMD, Inc.*	102,455	390
Theravance Biopharma, Inc.*	24,452	626
Tocagen, Inc.*	9,471	78
Translate Bio, Inc.*	5,785	43
Tricida, Inc.*	6,649	157
Twist Bioscience Corp.*	2,955	68
Tyme Technologies, Inc.*	58,147	215
Ultragenyx Pharmaceutical, Inc.*	27,007	1,174
UNITY Biotechnology, Inc.*	13,972	227
Unum Therapeutics, Inc.*	11,052	49
USANA Health Sciences, Inc.*	7,169	844
Vanda Pharmaceuticals, Inc.*	29,030	759

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Biotechnology & Pharmaceuticals - 7.8% continued
Verastem, Inc.*	38,284	$129
Verrica Pharmaceuticals, Inc.*	3,450	28
Viking Therapeutics, Inc.*	33,801	259
Vital Therapies, Inc.*	18,440	3
Voyager Therapeutics, Inc.*	12,002	113
WaVe Life Sciences Ltd.*	9,959	419
Xencor, Inc.*	26,413	955
Xeris Pharmaceuticals, Inc.*	3,933	67
XOMA Corp.*	3,858	49
Y-mAbs Therapeutics, Inc.*	4,067	83
Zafgen, Inc.*	16,355	81
ZIOPHARM Oncology, Inc.*	73,578	138
Zogenix, Inc.*	23,719	865
Zomedica Pharmaceuticals Corp.*	23,986	29

		80,160

Chemicals - 2.1%
AdvanSix, Inc.*	16,977	413
AgroFresh Solutions, Inc.*	16,648	63
American Vanguard Corp.	16,128	245
Amyris, Inc.*	18,440	62
Balchem Corp.	18,129	1,420
Calyxt, Inc.*	3,353	35
Codexis, Inc.*	28,789	481
Ferro Corp.*	47,033	738
GCP Applied Technologies, Inc.*	40,660	998
H.B. Fuller Co.	28,629	1,222
Hawkins, Inc.	5,482	225
Haynes International, Inc.	6,982	184
Ingevity Corp.*	23,975	2,006
Innophos Holdings, Inc.	11,103	272
Innospec, Inc.	13,699	846
Intrepid Potash, Inc.*	54,645	142
Koppers Holdings, Inc.*	11,704	199
Kraton Corp.*	17,344	379
Kronos Worldwide, Inc.	12,774	147
Landec Corp.*	15,590	185
LSB Industries, Inc.*	12,819	71
Lydall, Inc.*	9,641	196
Marrone Bio Innovations, Inc.*	33,095	49
Materion Corp.	11,373	512
Minerals Technologies, Inc.	20,004	1,027
Nexeo Solutions, Inc.*	18,801	162
Oil-Dri Corp. of America	2,724	72
OMNOVA Solutions, Inc.*	24,956	183
PolyOne Corp.	45,150	1,291
PQ Group Holdings, Inc.*	20,351	301
Quaker Chemical Corp.	7,384	1,312
Rayonier Advanced Materials, Inc.	28,571	304
Rogers Corp.*	10,387	1,029
Sensient Technologies Corp.	24,054	1,343
Stepan Co.	11,457	848
Synalloy Corp.	4,465	74
Trecora Resources*	11,986	94
Trinseo S.A.	24,233	1,109
Tronox Ltd., Class A	52,943	412
Valhi, Inc.	14,686	28
WD-40 Co.	7,720	1,415

		22,094

Commercial Services - 2.8%
ABM Industries, Inc.	37,436	1,202
Acacia Research Corp.*	26,641	79
AMN Healthcare Services, Inc.*	26,136	1,481
ASGN, Inc.*	28,717	1,565
Avalara, Inc.*	4,888	152
Barrett Business Services, Inc.	4,048	232
BG Staffing, Inc.	4,564	94
Brady Corp., Class A	26,972	1,172
BrightView Holdings, Inc.*	13,852	141
Brink’s (The) Co.	28,437	1,838
Care.com, Inc.*	11,250	217
CBIZ, Inc.*	29,029	572
Cimpress N.V.*	12,458	1,288
CorVel Corp.*	5,184	320
CRA International, Inc.	4,420	188
Cross Country Healthcare, Inc.*	19,904	146
Deluxe Corp.	26,160	1,006
Emerald Expositions Events, Inc.	14,159	175
Ennis, Inc.	14,531	280
Franklin Covey Co.*	5,567	124
FTI Consulting, Inc.*	21,502	1,433
GP Strategies Corp.*	6,680	84
Hackett Group (The), Inc.	13,567	217
Healthcare Services Group, Inc.	41,908	1,684
Heidrick & Struggles International, Inc.	10,512	328
HMS Holdings Corp.*	46,873	1,319
Huron Consulting Group, Inc.*	12,519	642
Insperity, Inc.	21,692	2,025
Kelly Services, Inc., Class A	17,544	359

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Commercial Services - 2.8% continued
Kforce, Inc.	12,967	$401
Korn/Ferry International	32,501	1,285
LSC Communications, Inc.	18,138	127
National Research Corp.	6,288	240
Navigant Consulting, Inc.	23,859	574
NV5 Global, Inc.*	5,283	320
PRGX Global, Inc.*	11,571	110
Quad/Graphics, Inc.	17,932	221
R.R. Donnelley & Sons Co.	39,573	157
Resources Connection, Inc.	16,940	241
Sotheby’s*	19,966	793
SP Plus Corp.*	12,712	376
TriNet Group, Inc.*	24,695	1,036
TrueBlue, Inc.*	22,835	508
UniFirst Corp.	8,636	1,236
Vectrus, Inc.*	6,376	138
Viad Corp.	11,523	577
Willdan Group, Inc.*	5,376	188

		28,891

Construction Materials - 0.9%
Advanced Drainage Systems, Inc.	20,463	496
Apogee Enterprises, Inc.	15,654	467
Boise Cascade Co.	21,994	525
Continental Building Products, Inc.*	21,020	535
Forterra, Inc.*	11,411	43
Louisiana-Pacific Corp.	80,320	1,785
Simpson Manufacturing Co., Inc.	23,428	1,268
Summit Materials, Inc., Class A*	63,422	786
Trex Co., Inc.*	33,430	1,984
United States Lime & Minerals, Inc.	1,164	83
Universal Forest Products, Inc.	33,905	880
US Concrete, Inc.*	8,957	316

		9,168

Consumer Products - 2.1%
22nd Century Group, Inc.*	66,402	165
Alico, Inc.	1,807	53
B&G Foods, Inc.	37,177	1,075
Boston Beer (The) Co., Inc., Class A*	4,672	1,125
Cadiz, Inc.*	12,390	128
Cal-Maine Foods, Inc.	17,654	747
Celsius Holdings, Inc.*	13,863	48
Central Garden & Pet Co.*	5,953	205
Central Garden & Pet Co., Class A*	22,903	716
Clearwater Paper Corp.*	9,327	227
Coca-Cola Bottling Co. Consolidated	2,636	468
Craft Brew Alliance, Inc.*	6,985	100
Darling Ingredients, Inc.*	92,717	1,784
Dean Foods Co.	52,014	198
Edgewell Personal Care Co.*	30,532	1,140
elf Beauty, Inc.*	12,484	108
Farmer Brothers Co.*	5,698	133
Fresh Del Monte Produce, Inc.	17,101	483
Helen of Troy Ltd.*	14,983	1,965
Hostess Brands, Inc.*	55,850	611
Inter Parfums, Inc.	9,849	646
J&J Snack Foods Corp.	8,505	1,230
John B. Sanfilippo & Son, Inc.	4,823	268
Lancaster Colony Corp.	10,687	1,890
Limoneira Co.	8,399	164
MGP Ingredients, Inc.	7,486	427
Nathan’s Famous, Inc.	1,544	103
National Beverage Corp.	6,657	478
Primo Water Corp.*	18,264	256
Pyxus International, Inc.*	5,079	60
Quanex Building Products Corp.	19,909	271
Revlon, Inc., Class A*	4,546	115
Rosetta Stone, Inc.*	11,042	181
Sanderson Farms, Inc.	11,551	1,147
Seneca Foods Corp., Class A*	4,005	113
Simply Good Foods (The) Co.*	34,121	645
Tejon Ranch Co.*	12,142	201
Tootsie Roll Industries, Inc.	9,143	305
Turning Point Brands, Inc.	4,440	121
Universal Corp.	13,974	757
Vector Group Ltd.	57,849	563

		21,420

Consumer Services - 1.2%
Aaron’s, Inc.	39,147	1,646
Adtalem Global Education, Inc.*	33,051	1,564
American Public Education, Inc.*	8,897	253
Career Education Corp.*	38,497	440
Carriage Services, Inc.	9,863	153
Chegg, Inc.*	61,339	1,743
K12, Inc.*	20,998	521
Laureate Education, Inc., Class A*	53,642	818
Matthews International Corp., Class A	17,660	717
Medifast, Inc.	6,614	827

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Consumer Services - 1.2% continued
Nutrisystem, Inc.	16,690	$732
Regis Corp.*	19,200	325
Rent-A-Center, Inc.*	25,081	406
Strategic Education, Inc.	11,823	1,341
Weight Watchers International, Inc.*	21,802	841

		12,327

Containers & Packaging - 0.2%
Greif, Inc., Class A	14,421	535
Greif, Inc., Class B	3,216	143
Multi-Color Corp.	7,950	279
Myers Industries, Inc.	19,809	299
Tredegar Corp.	14,675	233
UFP Technologies, Inc.*	3,867	116

		1,605

Design, Manufacturing & Distribution - 0.7%
Benchmark Electronics, Inc.	24,693	523
Digimarc Corp.*	6,241	91
Fabrinet*	20,398	1,047
Plexus Corp.*	17,668	902
Sanmina Corp.*	38,380	923
Sparton Corp.*	5,172	94
SYNNEX Corp.	23,523	1,902
Tech Data Corp.*	21,636	1,770

		7,252

Distributors - Consumer Staples - 0.4%
Andersons (The), Inc.	15,514	464
Calavo Growers, Inc.	8,971	655
Castle Brands, Inc.*	53,331	45
Chefs’ Warehouse (The), Inc.*	12,412	397
Core-Mark Holding Co., Inc.	25,816	600
Performance Food Group Co.*	57,579	1,858
United Natural Foods, Inc.*	29,191	309

		4,328

Distributors - Discretionary - 0.4%
Dorman Products, Inc.*	15,188	1,367
ePlus, Inc.*	7,529	536
Essendant, Inc.	21,037	265
G-III Apparel Group Ltd.*	24,616	686
Insight Enterprises, Inc.*	19,891	810
PC Connection, Inc.	6,410	191
ScanSource, Inc.*	14,128	486
Veritiv Corp.*	6,372	159

		4,500

Electrical Equipment - 1.4%
AAON, Inc.	23,332	818
Advanced Energy Industries, Inc.*	21,741	933
Alarm.com Holdings, Inc.*	17,692	918
Allied Motion Technologies, Inc.	3,945	176
Argan, Inc.	8,177	309
Atkore International Group, Inc.*	22,048	437
Babcock & Wilcox Enterprises, Inc.*	19,459	8
Badger Meter, Inc.	16,173	796
Bel Fuse, Inc., Class B	5,671	105
Belden, Inc.	22,870	955
Chase Corp.	4,096	410
CompX International, Inc.	879	12
Energous Corp.*	12,141	70
FARO Technologies, Inc.*	9,571	389
Generac Holdings, Inc.*	34,315	1,706
IntriCon Corp.*	4,306	114
Itron, Inc.*	19,186	907
Kimball Electronics, Inc.*	14,728	228
Mesa Laboratories, Inc.	1,882	392
Napco Security Technologies, Inc.*	6,691	105
NL Industries, Inc.*	4,365	15
nLight, Inc.*	12,702	226
Novanta, Inc.*	18,529	1,167
OSI Systems, Inc.*	9,516	698
Powell Industries, Inc.	4,860	122
Preformed Line Products Co.	1,703	92
ShotSpotter, Inc.*	4,072	127
SPX Corp.*	24,379	683
Stoneridge, Inc.*	15,516	383
Watts Water Technologies, Inc., Class A	15,717	1,014

		14,315

Engineering & Construction Services - 1.3%
Aegion Corp.*	17,867	292
Comfort Systems USA, Inc.	20,753	907
Dycom Industries, Inc.*	17,092	924
EMCOR Group, Inc.	32,387	1,933
Exponent, Inc.	29,214	1,481
Granite Construction, Inc.	24,873	1,002
Great Lakes Dredge & Dock Corp.*	32,987	218
IES Holdings, Inc.*	4,530	70
Infrastructure and Energy Alternatives, Inc.*	9,451	77
Installed Building Products, Inc.*	12,441	419
Iteris, Inc.*	14,483	54

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Engineering & Construction Services - 1.3% continued
KBR, Inc.	79,831	$1,212
Kratos Defense & Security Solutions, Inc.*	49,824	702
MasTec, Inc.*	35,878	1,455
Mistras Group, Inc.*	9,882	142
MYR Group, Inc.*	9,144	258
Orion Group Holdings, Inc.*	16,168	69
Primoris Services Corp.	23,681	453
Sterling Construction Co., Inc.*	14,917	163
TopBuild Corp.*	20,076	903
Tutor Perini Corp.*	20,950	335
VSE Corp.	4,824	144
Willscot Corp.*	20,377	192

		13,405

Forest & Paper Products - 0.2%
Neenah, Inc.	9,409	555
P.H. Glatfelter Co.	24,206	236
Schweitzer-Mauduit International, Inc.	17,370	435
Verso Corp., Class A*	19,507	437

		1,663

Gaming, Lodging & Restaurants - 2.6%
BBX Capital Corp.	36,404	209
Belmond Ltd., Class A*	50,686	1,269
Biglari Holdings, Inc., Class A*	60	35
Biglari Holdings, Inc., Class B*	528	60
BJ’s Restaurants, Inc.	11,705	592
Bloomin’ Brands, Inc.	46,962	840
Bluegreen Vacations Corp.	4,323	56
Bojangles’,Inc.*	10,072	162
Boyd Gaming Corp.	46,601	968
Brinker International, Inc.	21,862	961
Cannae Holdings, Inc.*	38,985	667
Carrols Restaurant Group, Inc.*	19,392	191
Century Casinos, Inc.*	14,726	109
Cheesecake Factory (The), Inc.	23,938	1,041
Churchill Downs, Inc.	6,664	1,626
Chuy’s Holdings, Inc.*	9,424	167
Cracker Barrel Old Country Store, Inc.	10,894	1,741
Dave & Buster’s Entertainment, Inc.	22,549	1,005
Del Frisco’s Restaurant Group, Inc.*	18,273	131
Del Taco Restaurants, Inc.*	17,252	172
Denny’s Corp.*	34,440	558
Dine Brands Global, Inc.	9,483	639
El Pollo Loco Holdings, Inc.*	11,978	182
Eldorado Resorts, Inc.*	37,247	1,349
Empire Resorts, Inc.*	2,067	21
Fiesta Restaurant Group, Inc.*	13,384	208
Golden Entertainment, Inc.*	10,420	167
Habit Restaurants (The), Inc., Class A*	11,523	121
J. Alexander’s Holdings, Inc.*	7,795	64
Jack in the Box, Inc.	15,387	1,194
Lindblad Expeditions Holdings, Inc.*	11,730	158
Marriott Vacations Worldwide Corp.	22,012	1,552
Monarch Casino & Resort, Inc.*	6,424	245
Noodles & Co.*	8,339	58
Papa John’s International, Inc.	12,567	500
Penn National Gaming, Inc.*	62,180	1,171
Potbelly Corp.*	13,363	108
Red Lion Hotels Corp.*	8,728	72
Red Robin Gourmet Burgers, Inc.*	7,260	194
Red Rock Resorts, Inc., Class A	39,347	799
Ruth’s Hospitality Group, Inc.	16,182	368
Scientific Games Corp.*	31,254	559
Shake Shack, Inc., Class A*	13,928	633
St. Joe (The) Co.*	19,689	259
Texas Roadhouse, Inc.	38,368	2,290
Wingstop, Inc.	16,433	1,055

		26,526

Hardware - 2.8%
3D Systems Corp.*	61,774	628
A10 Networks, Inc.*	30,045	188
Acacia Communications, Inc.*	15,451	587
ADTRAN, Inc.	26,696	287
Aerohive Networks, Inc.*	19,362	63
Ambarella, Inc.*	17,531	613
Applied Optoelectronics, Inc.*	10,681	165
Arlo Technologies, Inc.*	7,103	71
AVX Corp.	26,439	403
CalAmp Corp.*	18,966	247
Casa Systems, Inc.*	14,386	189
Ciena Corp.*	81,075	2,749
Clearfield, Inc.*	5,938	59
Comtech Telecommunications Corp.	12,915	314
Control4 Corp.*	14,838	261
Cray, Inc.*	22,709	490
Cubic Corp.	14,326	770
Daktronics, Inc.	20,055	148
DASAN Zhone Solutions, Inc.*	3,570	50

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Hardware - 2.8% continued
Diebold Nixdorf, Inc.	43,056	$107
Electronics For Imaging, Inc.*	24,760	614
Extreme Networks, Inc.*	66,707	407
Finisar Corp.*	66,383	1,434
Fitbit, Inc., Class A*	120,907	601
GoPro, Inc., Class A*	64,933	275
Harmonic, Inc.*	46,419	219
Infinera Corp.*	86,284	344
InterDigital, Inc.	19,595	1,302
Knowles Corp.*	49,453	658
Kopin Corp.*	29,376	29
KVH Industries, Inc.*	9,279	96
Lumentum Holdings, Inc.*	41,968	1,763
Maxar Technologies Ltd.	31,678	379
Mercury Systems, Inc.*	26,576	1,257
NETGEAR, Inc.*	17,677	920
NetScout Systems, Inc.*	42,441	1,003
PAR Technology Corp.*	6,384	139
pdvWireless, Inc.*	5,397	202
Pitney Bowes, Inc.	106,499	629
Plantronics, Inc.	18,768	621
PlayAGS, Inc.*	12,222	281
Quantenna Communications, Inc.*	19,470	279
Ribbon Communications, Inc.*	30,053	145
Roku, Inc.*	24,516	751
Sonos, Inc.*	8,687	85
Stratasys Ltd.*	28,678	517
TTM Technologies, Inc.*	53,142	517
Turtle Beach Corp.*	4,143	59
Universal Electronics, Inc.*	7,662	194
ViaSat, Inc.*	31,323	1,847
Viavi Solutions, Inc.*	128,649	1,293
Vicor Corp.*	9,824	371
Vishay Precision Group, Inc.*	5,900	178
Vocera Communications, Inc.*	17,071	672
Vuzix Corp.*	12,305	59
ZAGG, Inc.*	15,113	148

		28,677

Health Care Facilities & Services - 2.0%
AAC Holdings, Inc.*	8,003	11
Addus HomeCare Corp.*	5,481	372
Amedisys, Inc.*	15,115	1,770
American Renal Associates Holdings, Inc.*	7,213	83
Apollo Medical Holdings, Inc.*	1,969	39
BioScrip, Inc.*	72,618	259
Brookdale Senior Living, Inc.*	105,633	708
Capital Senior Living Corp.*	13,707	93
Cellular Biomedicine Group, Inc.*	6,486	115
Civitas Solutions, Inc.*	8,946	157
Community Health Systems, Inc.*	48,902	138
Diplomat Pharmacy, Inc.*	32,076	432
Ensign Group (The), Inc.	28,140	1,092
Enzo Biochem, Inc.*	25,342	70
Evolus, Inc.*	5,424	65
Genesis Healthcare, Inc.*	33,942	40
HealthEquity, Inc.*	30,610	1,826
Independence Holding Co.	2,575	91
Invitae Corp.*	37,086	410
LHC Group, Inc.*	16,660	1,564
Magellan Health, Inc.*	13,910	791
Medpace Holdings, Inc.*	12,286	650
Miragen Therapeutics, Inc.*	15,562	47
Natera, Inc.*	18,266	255
National HealthCare Corp.	6,841	537
NeoGenomics, Inc.*	36,877	465
Neuronetics, Inc.*	3,803	74
Owens & Minor, Inc.	34,782	220
Patterson Cos., Inc.	46,340	911
Providence Service (The) Corp.*	6,259	376
Quorum Health Corp.*	17,306	50
R1 RCM, Inc.*	58,171	462
RadNet, Inc.*	22,560	229
Select Medical Holdings Corp.*	61,264	940
Surgery Partners, Inc.*	10,897	107
Syneos Health, Inc.*	35,052	1,379
Teladoc Health, Inc.*	37,900	1,879
Tenet Healthcare Corp.*	47,316	811
Tivity Health, Inc.*	22,587	560
Triple-S Management Corp., Class B*	12,466	217
U.S. Physical Therapy, Inc.	7,041	721
Vapotherm, Inc.*	2,728	54

		21,070

Home & Office Products - 1.6%
ACCO Brands Corp.	58,128	394
American Woodmark Corp.*	7,986	445
Armstrong Flooring, Inc.*	12,118	143
Beazer Homes USA, Inc.*	17,863	169

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Home & Office Products - 1.6% continued
Caesarstone Ltd.	12,721	$173
Cavco Industries, Inc.*	4,845	632
Century Communities, Inc.*	14,575	252
Flexsteel Industries, Inc.	4,065	90
Green Brick Partners, Inc.*	14,147	102
Griffon Corp.	19,781	207
Hamilton Beach Brands Holding Co., Class A	3,500	82
Herman Miller, Inc.	33,664	1,018
HNI Corp.	24,575	871
Hooker Furniture Corp.	6,537	172
Hovnanian Enterprises, Inc., Class A*	73,033	50
Interface, Inc.	33,123	472
iRobot Corp.*	15,253	1,277
JELD-WEN Holding, Inc.*	38,432	546
KB Home	48,644	929
Kimball International, Inc., Class B	20,730	294
Knoll, Inc.	27,447	452
LGI Homes, Inc.*	10,471	474
Lifetime Brands, Inc.	6,349	64
M/I Homes, Inc.*	15,152	319
Masonite International Corp.*	14,882	667
MDC Holdings, Inc.	25,698	722
Meritage Homes Corp.*	21,595	793
New Home (The) Co., Inc.*	7,288	38
Patrick Industries, Inc.*	13,055	387
PGT Innovations, Inc.*	31,857	505
Purple Innovation, Inc.*	2,706	16
Skyline Champion Corp.	16,640	244
Steelcase, Inc., Class A	48,035	712
Taylor Morrison Home Corp., Class A*	66,278	1,054
TRI Pointe Group, Inc.*	80,249	877
Tupperware Brands Corp.	27,595	871
William Lyon Homes, Class A*	17,960	192

		16,705

Industrial Services - 0.7%
Anixter International, Inc.*	16,684	906
Applied Industrial Technologies, Inc.	21,613	1,166
CAI International, Inc.*	9,829	228
DXP Enterprises, Inc.*	8,856	247
EVI Industries, Inc.	2,158	72
H&E Equipment Services, Inc.	17,978	367
Herc Holdings, Inc.*	13,553	352
Kaman Corp.	15,642	878
SiteOne Landscape Supply, Inc.*	22,957	1,269
Systemax, Inc.	6,819	163
Team, Inc.*	17,019	249
Textainer Group Holdings Ltd.*	15,196	151
Titan Machinery, Inc.*	10,975	144
Triton International Ltd.	29,240	909

		7,101

Institutional Financial Services - 0.4%
Arlington Asset Investment Corp., Class A	16,682	121
Cowen, Inc.*	15,439	206
GAIN Capital Holdings, Inc.	15,139	93
Greenhill & Co., Inc.	9,928	242
Houlihan Lokey, Inc.	19,137	704
INTL. FCStone, Inc.*	8,650	317
Investment Technology Group, Inc.	18,415	557
Moelis & Co., Class A	25,229	867
Piper Jaffray Cos.	8,089	533
PJT Partners, Inc., Class A	11,280	437

		4,077

Insurance - 3.1%
Ambac Financial Group, Inc.*	25,643	442
American Equity Investment Life Holding Co.	50,693	1,416
AMERISAFE, Inc.	10,822	614
Argo Group International Holdings Ltd.	18,344	1,234
Citizens, Inc.*	28,166	212
CNO Financial Group, Inc.	92,957	1,383
Crawford & Co., Class B	6,167	56
Donegal Group, Inc., Class A	5,123	70
eHealth, Inc.*	10,613	408
EMC Insurance Group, Inc.	5,246	167
Employers Holdings, Inc.	18,256	766
Enstar Group Ltd.*	6,812	1,141
FBL Financial Group, Inc., Class A	5,563	365
FedNat Holding Co.	6,398	127
FGL Holdings*	82,801	551
Genworth Financial, Inc., Class A*	285,194	1,329
Global Indemnity Ltd.	4,868	176
Goosehead Insurance, Inc., Class A*	5,544	146
Greenlight Capital Re Ltd., Class A*	16,644	143
Hallmark Financial Services, Inc.*	7,364	79
HCI Group, Inc.	4,070	207

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Insurance - 3.1% continued
Health Insurance Innovations, Inc., Class A*	7,292	$195
Heritage Insurance Holdings, Inc.	11,322	167
Horace Mann Educators Corp.	23,305	873
James River Group Holdings Ltd.	14,619	534
Kemper Corp.	29,826	1,980
Kingstone Cos., Inc.	4,996	88
Kinsale Capital Group, Inc.	11,054	614
Maiden Holdings Ltd.	35,503	59
MBIA, Inc.*	50,065	447
National General Holdings Corp.	36,586	886
National Western Life Group, Inc., Class A	1,287	387
Navigators Group (The), Inc.	11,724	815
NI Holdings, Inc.*	5,322	84
NMI Holdings, Inc., Class A*	35,593	635
Primerica, Inc.	24,402	2,384
ProAssurance Corp.	30,045	1,219
Protective Insurance Corp., Class B	5,490	91
Radian Group, Inc.	122,221	2,000
RLI Corp.	22,201	1,532
Safety Insurance Group, Inc.	8,315	680
Selective Insurance Group, Inc.	32,840	2,001
State Auto Financial Corp.	9,372	319
Third Point Reinsurance Ltd.*	42,097	406
Tiptree, Inc.	15,243	85
Trupanion, Inc.*	14,262	363
United Fire Group, Inc.	11,909	660
United Insurance Holdings Corp.	11,723	195
Universal Insurance Holdings, Inc.	17,912	679

		31,410

Iron & Steel - 0.8%
AK Steel Holding Corp.*	178,176	401
Allegheny Technologies, Inc.*	70,983	1,545
Carpenter Technology Corp.	26,376	939
Cleveland-Cliffs, Inc.	168,413	1,295
Commercial Metals Co.	65,839	1,055
Northwest Pipe Co.*	5,597	131
Olympic Steel, Inc.	5,411	77
Ryerson Holding Corp.*	8,370	53
Schnitzer Steel Industries, Inc., Class A	14,815	319
Shiloh Industries, Inc.*	8,446	49
SunCoke Energy, Inc.*	36,450	312
TimkenSteel Corp.*	22,686	198
Universal Stainless & Alloy Products, Inc.*	4,998	81
Warrior Met Coal, Inc.	24,362	588
Worthington Industries, Inc.	23,736	827

		7,870

Leisure Products - 0.6%
Acushnet Holdings Corp.	19,577	413
Callaway Golf Co.	53,168	813
Camping World Holdings, Inc., Class A	18,465	212
Clarus Corp.	11,819	120
Escalade, Inc.	6,141	70
Fox Factory Holding Corp.*	20,403	1,201
Funko, Inc., Class A*	5,586	73
Johnson Outdoors, Inc., Class A	2,736	161
LCI Industries	13,818	923
Malibu Boats, Inc., Class A*	11,494	400
Marine Products Corp.	4,217	71
MasterCraft Boat Holdings, Inc.*	10,524	197
Nautilus, Inc.*	16,992	185
Vista Outdoor, Inc.*	31,866	362
Winnebago Industries, Inc.	17,416	422
YETI Holdings, Inc.*	9,937	147

		5,770

Machinery - 1.9%
Actuant Corp., Class A	34,484	724
Alamo Group, Inc.	5,453	422
Albany International Corp., Class A	16,246	1,014
Astec Industries, Inc.	12,805	387
Briggs & Stratton Corp.	23,118	302
Cactus, Inc., Class A*	21,409	587
CIRCOR International, Inc.*	9,183	196
Columbus McKinnon Corp.	12,631	381
CSW Industrials, Inc.*	8,781	425
Douglas Dynamics, Inc.	12,569	451
Eastman Kodak Co.*	10,388	26
Federal Signal Corp.	33,625	669
Franklin Electric Co., Inc.	26,240	1,125
Gencor Industries, Inc.*	4,834	53
Gorman-Rupp (The) Co.	9,907	321
Graham Corp.	5,288	121
Hillenbrand, Inc.	35,515	1,347
Hurco Cos., Inc.	3,527	126
Hyster-Yale Materials Handling, Inc.	5,930	367
Ichor Holdings Ltd.*	12,548	204

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Machinery - 1.9% continued
John Bean Technologies Corp.	17,707	$1,272
Kadant, Inc.	6,188	504
Kennametal, Inc.	46,091	1,534
Lindsay Corp.	6,058	583
Manitex International, Inc.*	8,817	50
Manitowoc (The) Co., Inc.*	19,689	291
Milacron Holdings Corp.*	39,242	467
MTS Systems Corp.	10,129	406
Mueller Water Products, Inc., Class A	87,525	796
NN, Inc.	24,469	164
Rexnord Corp.*	59,138	1,357
SPX FLOW, Inc.*	23,851	726
Standex International Corp.	7,201	484
Sun Hydraulics Corp.	16,318	542
Tennant Co.	10,103	526
Titan International, Inc.	29,230	136
Twin Disc, Inc.*	5,240	77

		19,163
Manufactured Goods - 1.0%
AZZ, Inc.	14,653	591
Chart Industries, Inc.*	17,426	1,133
Eastern (The) Co.	3,038	73
EnPro Industries, Inc.	11,564	695
Gibraltar Industries, Inc.*	18,056	643
Global Brass & Copper Holdings, Inc.	12,169	306
Insteel Industries, Inc.	10,430	253
Lawson Products, Inc.*	3,679	116
LB Foster Co., Class A*	5,931	94
Mueller Industries, Inc.	32,073	749
NCI Building Systems, Inc.*	24,340	177
Omega Flex, Inc.	1,586	86
Park-Ohio Holdings Corp.	5,131	158
Proto Labs, Inc.*	15,330	1,729
Raven Industries, Inc.	20,282	734
RBC Bearings, Inc.*	13,514	1,772
TriMas Corp.*	25,932	708

		10,017
Media - 3.1%
Beasley Broadcast Group, Inc., Class A	4,921	19
Boingo Wireless, Inc.*	23,224	478
Boston Omaha Corp., Class A*	2,665	62
Cardlytics, Inc.*	3,721	40
Cargurus, Inc.*	28,290	954
Cars.com, Inc.*	39,113	841
Central European Media Enterprises Ltd., Class A*	50,397	140
Clear Channel Outdoor Holdings, Inc., Class A	21,562	112
Entercom Communications Corp., Class A	72,213	412
Entravision Communications Corp., Class A	37,388	109
Eros International PLC*	20,024	166
EW Scripps (The) Co., Class A	26,020	409
Fluent, Inc.*	17,042	61
Gannett Co., Inc.	64,063	547
Gray Television, Inc.*	45,191	666
Groupon, Inc.*	252,186	807
HealthStream, Inc.	14,671	354
Hemisphere Media Group, Inc.*	10,212	124
Houghton Mifflin Harcourt Co.*	58,151	515
IMAX Corp.*	30,205	568
Leaf Group Ltd.*	9,918	68
Liberty Expedia Holdings, Inc., Class A*	30,804	1,205
Liberty Media Corp.-Liberty Braves, Class A*	5,701	142
Liberty Media Corp.-Liberty Braves, Class C*	20,150	502
Liberty TripAdvisor Holdings, Inc., Class A*	41,078	653
LiveXLive Media, Inc.*	17,119	85
MDC Partners, Inc., Class A*	30,862	81
Meet Group (The), Inc.*	38,971	180
Meredith Corp.	22,305	1,159
MSG Networks, Inc., Class A*	33,480	789
National CineMedia, Inc.	42,929	278
New Media Investment Group, Inc.	34,002	393
New York Times (The) Co., Class A	74,300	1,656
Nexstar Media Group, Inc., Class A	25,323	1,991
Pandora Media, Inc.*	146,728	1,187
QuinStreet, Inc.*	25,194	409
Quotient Technology, Inc.*	45,122	482
Saga Communications, Inc., Class A	2,096	70
Scholastic Corp.	16,100	648
Shutterfly, Inc.*	18,934	762
Shutterstock, Inc.	10,593	382
Sinclair Broadcast Group, Inc., Class A	38,238	1,007

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Media - 3.1% continued
Stamps.com, Inc.*	9,945	$1,548
TechTarget, Inc.*	11,325	138
TEGNA, Inc.	122,667	1,333
Telaria, Inc.*	23,153	63
Trade Desk (The), Inc., Class A*	18,844	2,187
Travelzoo*	2,914	29
Tribune Publishing Co.*	9,662	110
TrueCar, Inc.*	52,299	474
Tucows, Inc., Class A*	5,358	322
Upwork, Inc.*	7,356	133
WideOpenWest, Inc.*	17,326	124
World Wrestling Entertainment, Inc., Class A	24,334	1,818
Yelp, Inc.*	45,872	1,605

		31,397

Medical Equipment & Devices - 4.3%
Accelerate Diagnostics, Inc.*	14,715	169
Accuray, Inc.*	48,435	165
AngioDynamics, Inc.*	20,488	412
AtriCure, Inc.*	20,850	638
Atrion Corp.	802	594
Avanos Medical, Inc.*	26,511	1,187
AxoGen, Inc.*	19,178	392
Axonics Modulation Technologies, Inc.*	4,065	61
BioTelemetry, Inc.*	18,633	1,113
Cardiovascular Systems, Inc.*	19,064	543
CareDx, Inc.*	19,652	494
Celcuity, Inc.*	3,138	75
Cerus Corp.*	74,838	379
CONMED Corp.	14,262	916
CryoLife, Inc.*	20,118	571
Cutera, Inc.*	7,622	130
CytoSorbents Corp.*	16,370	132
Endologix, Inc.*	52,114	37
Fluidigm Corp.*	14,730	127
FONAR Corp.*	3,302	67
GenMark Diagnostics, Inc.*	28,595	139
Genomic Health, Inc.*	11,849	763
Glaukos Corp.*	19,268	1,082
Globus Medical, Inc., Class A*	41,113	1,779
Haemonetics Corp.*	29,384	2,940
Harvard Bioscience, Inc.*	21,314	68
Inogen, Inc.*	10,114	1,256
Inspire Medical Systems, Inc.*	6,698	283
Integer Holdings Corp.*	17,595	1,342
Invacare Corp.	19,373	83
iRadimed Corp.*	2,123	52
iRhythm Technologies, Inc.*	13,636	947
Lantheus Holdings, Inc.*	20,901	327
LeMaitre Vascular, Inc.	8,933	211
LivaNova PLC*	27,535	2,519
Luminex Corp.	23,436	542
Meridian Bioscience, Inc.	23,675	411
Merit Medical Systems, Inc.*	30,140	1,682
Myriad Genetics, Inc.*	39,665	1,153
NanoString Technologies, Inc.*	14,338	213
Natus Medical, Inc.*	18,489	629
Neogen Corp.*	28,432	1,621
Nevro Corp.*	16,453	640
Novocure Ltd.*	41,610	1,393
NuVasive, Inc.*	29,075	1,441
Nuvectra Corp.*	10,076	165
NxStage Medical, Inc.*	37,271	1,067
Nymox Pharmaceutical Corp.*	17,510	23
OPKO Health, Inc.*	181,845	547
OraSure Technologies, Inc.*	33,892	396
Orthofix Medical, Inc.*	9,845	517
OrthoPediatrics Corp.*	3,906	136
Oxford Immunotec Global PLC*	14,340	183
Pacific Biosciences of California, Inc.*	77,287	572
Pulse Biosciences, Inc.*	5,700	65
Quanterix Corp.*	4,514	83
Quidel Corp.*	19,330	944
Repligen Corp.*	22,097	1,165
Rockwell Medical, Inc.*	25,460	58
RTI Surgical, Inc.*	32,456	120
SeaSpine Holdings Corp.*	8,640	158
Senseonics Holdings, Inc.*	47,383	123
SI-BONE, Inc.*	4,887	102
Sientra, Inc.*	13,341	170
STAAR Surgical Co.*	24,863	793
Surmodics, Inc.*	7,302	345
T2 Biosystems, Inc.*	18,417	55
Tactile Systems Technology, Inc.*	9,935	453
Tandem Diabetes Care, Inc.*	28,832	1,095
TransEnterix, Inc.*	90,630	205
Utah Medical Products, Inc.	1,995	166

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Medical Equipment & Devices - 4.3% continued
Varex Imaging Corp.*	21,436	$508
Veracyte, Inc.*	16,007	201
Vericel Corp.*	24,294	423
ViewRay, Inc.*	35,969	218
Wright Medical Group N.V.*	70,300	1,914

		44,688

Metals & Mining - 0.5%
Century Aluminum Co.*	28,614	209
Coeur Mining, Inc.*	104,868	469
Compass Minerals International, Inc.	19,271	803
Covia Holdings Corp.*	18,578	63
Encore Wire Corp.	11,530	579
Energy Fuels, Inc.*	48,988	140
Ferroglobe Representation & Warranty Insurance Trust* (1)	38,340	—
Gold Resource Corp.	29,971	120
Harsco Corp.*	45,526	904
Hecla Mining Co.	259,090	611
Kaiser Aluminum Corp.	9,109	813
Livent Corp.*	12,868	178
Tahoe Resources, Inc.*	175,523	641
Uranium Energy Corp.*	95,417	119

		5,649

Oil, Gas & Coal - 3.2%
Abraxas Petroleum Corp.*	92,857	101
Adams Resources & Energy, Inc.	1,201	46
Advanced Emissions Solutions, Inc.	10,637	112
Alta Mesa Resources, Inc., Class A*	61,083	61
Approach Resources, Inc.*	26,510	23
Arch Coal, Inc., Class A	9,888	821
Archrock, Inc.	71,604	536
Basic Energy Services, Inc.*	9,808	38
Berry Petroleum Corp.	7,849	69
Bonanza Creek Energy, Inc.*	10,653	220
Bristow Group, Inc.*	19,724	48
C&J Energy Services, Inc.*	35,900	485
California Resources Corp.*	25,542	435
Callon Petroleum Co.*	129,043	837
CARBO Ceramics, Inc.*	12,044	42
Carrizo Oil & Gas, Inc.*	49,423	558
Clean Energy Fuels Corp.*	78,671	135
Cloud Peak Energy, Inc.*	45,413	17
CONSOL Energy, Inc.*	15,805	501
CVR Energy, Inc.	10,387	358
Dawson Geophysical Co.*	12,764	43
Delek U.S. Holdings, Inc.	46,080	1,498
Denbury Resources, Inc.*	259,959	445
Diamond Offshore Drilling, Inc.*	36,987	349
DMC Global, Inc.	8,187	288
Dril-Quip, Inc.*	20,178	606
Earthstone Energy, Inc., Class A*	10,522	48
Eclipse Resources Corp.*	53,661	56
EP Energy Corp., Class A*	23,248	16
Era Group, Inc.*	11,583	101
Evolution Petroleum Corp.	15,038	103
Exterran Corp.*	18,236	323
Flotek Industries, Inc.*	33,522	37
Forum Energy Technologies, Inc.*	45,452	188
Frank’s International N.V.*	40,694	212
FTS International, Inc.*	18,151	129
Goodrich Petroleum Corp.*	5,282	71
Gulfport Energy Corp.*	98,757	647
Halcon Resources Corp.*	73,998	126
Hallador Energy Co.	9,899	50
Helix Energy Solutions Group, Inc.*	79,578	431
HighPoint Resources Corp.*	61,842	154
Independence Contract Drilling, Inc.*	28,317	88
ION Geophysical Corp.*	6,431	33
Isramco, Inc.*	423	50
Jagged Peak Energy, Inc.*	35,948	328
Keane Group, Inc.*	29,107	238
Key Energy Services, Inc.*	6,322	13
KLX Energy Services Holdings, Inc.*	11,533	270
Laredo Petroleum, Inc.*	87,390	316
Liberty Oilfield Services, Inc., Class A	25,314	328
Lilis Energy, Inc.*	26,288	36
Mammoth Energy Services, Inc.	6,952	125
Matador Resources Co.*	59,563	925
Matrix Service Co.*	15,104	271
McDermott International, Inc.*	101,453	663
Midstates Petroleum Co., Inc.*	9,090	68
MRC Global, Inc.*	47,585	582
Murphy USA, Inc.*	17,008	1,303
NACCO Industries, Inc., Class A	2,139	73
Natural Gas Services Group, Inc.*	6,886	113
NCS Multistage Holdings, Inc.*	6,010	31
Newpark Resources, Inc.*	50,351	346
NextDecade Corp.*	4,656	25

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Oil, Gas & Coal - 3.2% continued
Nine Energy Service, Inc.*	8,423	$190
Noble Corp. PLC*	137,978	361
Northern Oil and Gas, Inc.*	107,937	244
NOW, Inc.*	61,050	711
Nuverra Environmental Solutions, Inc.*	414	3
Oasis Petroleum, Inc.*	152,280	842
Oceaneering International, Inc.*	55,919	677
Oil States International, Inc.*	33,713	481
Panhandle Oil and Gas, Inc., Class A	8,886	138
Par Pacific Holdings, Inc.*	17,315	246
PDC Energy, Inc.*	37,458	1,115
Peabody Energy Corp. (Frankfurt Exchange)	44,282	1,350
Penn Virginia Corp.*	7,000	378
PHI, Inc. (Non Voting)*	7,155	13
Pioneer Energy Services Corp.*	40,771	50
Profire Energy, Inc.*	14,289	21
ProPetro Holding Corp.*	40,094	494
Quintana Energy Services, Inc.*	3,607	12
Ramaco Resources, Inc.*	3,802	19
Resolute Energy Corp.*	12,343	358
Ring Energy, Inc.*	32,676	166
Rosehill Resources, Inc.* (2)	20	—
Rowan Cos. PLC, Class A*	72,061	605
Sanchez Energy Corp.*	46,993	13
SandRidge Energy, Inc.*	17,378	132
SEACOR Holdings, Inc.*	9,664	358
Select Energy Services, Inc., Class A*	26,005	164
SemGroup Corp., Class A	44,695	616
SilverBow Resources, Inc.*	3,883	92
Smart Sand, Inc.*	13,416	30
Solaris Oilfield Infrastructure, Inc., Class A	14,974	181
Southwestern Energy Co.*	333,416	1,137
SRC Energy, Inc.*	136,749	643
Superior Energy Services, Inc.*	85,828	288
Talos Energy, Inc.*	11,279	184
Tellurian, Inc.*	47,886	333
TETRA Technologies, Inc.*	67,380	113
Thermon Group Holdings, Inc.*	18,547	376
Tidewater, Inc.*	15,730	301
Ultra Petroleum Corp.*	83,719	64
Unit Corp.*	29,590	423
US Silica Holdings, Inc.	44,293	451
W&T Offshore, Inc.*	53,204	219
WildHorse Resource Development Corp.*	15,410	217
World Fuel Services Corp.	37,871	811
Zion Oil & Gas, Inc.*	32,302	13

		33,222

Passenger Transportation - 0.5%
Allegiant Travel Co.	7,293	731
Hawaiian Holdings, Inc.	27,741	733
Mesa Air Group, Inc.*	7,000	54
SkyWest, Inc.	28,808	1,281
Spirit Airlines, Inc.*	38,807	2,248
Universal Logistics Holdings, Inc.	4,834	87

		5,134

Real Estate - 0.4%
American Realty Investors, Inc.*	1,253	15
Consolidated-Tomoka Land Co.	2,132	112
Cushman & Wakefield PLC*	26,888	389
Forestar Group, Inc.*	5,756	80
Griffin Industrial Realty, Inc.	362	11
Marcus & Millichap, Inc.*	10,977	377
Maui Land & Pineapple Co., Inc.*	4,113	41
McGrath RentCorp	13,649	703
Newmark Group, Inc., Class A	84,491	677
RE/MAX Holdings, Inc., Class A	9,976	307
Redfin Corp.*	44,777	645
RMR Group (The), Inc., Class A	4,029	214
Stratus Properties, Inc.*	3,302	79
Trinity Place Holdings, Inc.*	11,148	48

		3,698

Real Estate Investment Trusts - 7.8%
Acadia Realty Trust	45,593	1,083
AG Mortgage Investment Trust, Inc.	16,097	256
Agree Realty Corp.	18,967	1,121
Alexander & Baldwin, Inc.*	38,653	710
Alexander’s, Inc.	1,188	362
American Assets Trust, Inc.	21,800	876
Americold Realty Trust	48,811	1,247
Anworth Mortgage Asset Corp.	55,198	223
Apollo Commercial Real Estate Finance, Inc.	69,736	1,162
Arbor Realty Trust, Inc.	36,478	367
Ares Commercial Real Estate Corp.	15,210	198

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Real Estate Investment Trusts - 7.8% continued
Armada Hoffler Properties, Inc.	27,628	$388
ARMOUR Residential REIT, Inc.	23,782	488
Ashford Hospitality Trust, Inc.	48,232	193
Blackstone Mortgage Trust, Inc., Class A	63,170	2,013
Bluerock Residential Growth REIT, Inc.	13,779	124
Braemar Hotels & Resorts, Inc.	16,795	150
BRT Apartments Corp.	5,038	58
Capstead Mortgage Corp.	51,672	345
CareTrust REIT, Inc.	47,119	870
CatchMark Timber Trust, Inc., Class A	27,708	197
CBL & Associates Properties, Inc.	94,861	182
Cedar Realty Trust, Inc.	49,438	155
Chatham Lodging Trust	25,738	455
Cherry Hill Mortgage Investment Corp.	9,024	158
Chesapeake Lodging Trust	33,589	818
City Office REIT, Inc.	21,676	222
Clipper Realty, Inc.	8,409	110
Colony Credit Real Estate, Inc.	47,468	750
Community Healthcare Trust, Inc.	9,926	286
CoreCivic, Inc.	67,200	1,198
CorEnergy Infrastructure Trust, Inc.	6,720	222
CorePoint Lodging, Inc.	23,688	290
Cousins Properties, Inc.	237,849	1,879
DiamondRock Hospitality Co.	117,337	1,065
Dynex Capital, Inc.	32,901	188
Easterly Government Properties, Inc.	34,049	534
EastGroup Properties, Inc.	19,905	1,826
Essential Properties Realty Trust, Inc.	19,910	276
Exantas Capital Corp.	17,157	172
Farmland Partners, Inc.	17,402	79
First Industrial Realty Trust, Inc.	70,472	2,034
Four Corners Property Trust, Inc.	38,337	1,004
Franklin Street Properties Corp.	58,944	367
Front Yard Residential Corp.	27,354	239
GEO Group (The), Inc.	67,994	1,340
Getty Realty Corp.	18,428	542
Gladstone Commercial Corp.	16,152	289
Gladstone Land Corp.	7,241	83
Global Medical REIT, Inc.	10,723	95
Global Net Lease, Inc.	41,056	723
Government Properties Income Trust	55,849	384
Granite Point Mortgage Trust, Inc.	24,258	437
Great Ajax Corp.	9,319	112
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,187	556
Healthcare Realty Trust, Inc.	70,139	1,995
Hersha Hospitality Trust	20,147	353
Independence Realty Trust, Inc.	49,404	454
Industrial Logistics Properties Trust	36,765	723
InfraREIT, Inc.	25,024	526
Innovative Industrial Properties, Inc.	5,190	236
Invesco Mortgage Capital, Inc.	63,540	920
Investors Real Estate Trust	6,752	331
iStar, Inc.	36,547	335
Jernigan Capital, Inc.	10,212	202
Kite Realty Group Trust	46,838	660
KKR Real Estate Finance Trust, Inc.	12,038	231
Ladder Capital Corp.	52,227	808
Lexington Realty Trust	120,106	986
LTC Properties, Inc.	22,273	928
Mack-Cali Realty Corp.	51,191	1,003
MedEquities Realty Trust, Inc.	16,840	115
Monmouth Real Estate Investment Corp.	49,389	612
National Health Investors, Inc.	23,138	1,748
National Storage Affiliates Trust	32,034	848
New Senior Investment Group, Inc.	41,828	172
New York Mortgage Trust, Inc.	87,654	516
NexPoint Residential Trust, Inc.	10,420	365
NorthStar Realty Europe Corp.	25,289	368
One Liberty Properties, Inc.	8,561	207
Orchid Island Capital, Inc.	29,193	187
Pebblebrook Hotel Trust	77,191	2,185
Pennsylvania Real Estate Investment Trust	38,829	231
PennyMac Mortgage Investment Trust	33,936	632
Physicians Realty Trust	103,319	1,656
Piedmont Office Realty Trust, Inc., Class A	72,535	1,236
PotlatchDeltic Corp.	37,516	1,187
Preferred Apartment Communities, Inc., Class A	22,409	315
PS Business Parks, Inc.	11,270	1,476
QTS Realty Trust, Inc., Class A	28,825	1,068
Ready Capital Corp.	9,675	134
Redwood Trust, Inc.	46,481	700
Retail Opportunity Investments Corp.	63,575	1,010
Rexford Industrial Realty, Inc.	52,197	1,538
RLJ Lodging Trust	98,360	1,613

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Real Estate Investment Trusts - 7.8% continued
RPT Realty	44,933	$537
Ryman Hospitality Properties, Inc.	25,304	1,688
Sabra Health Care REIT, Inc.	100,647	1,659
Safety Income & Growth, Inc.	4,354	82
Saul Centers, Inc.	6,649	314
Select Income REIT	50,043	368
Seritage Growth Properties, Class A	18,481	598
Spirit MTA REIT	24,271	173
STAG Industrial, Inc.	55,379	1,378
Summit Hotel Properties, Inc.	58,355	568
Sunstone Hotel Investors, Inc.	129,102	1,680
Tanger Factory Outlet Centers, Inc.	52,002	1,052
Terreno Realty Corp.	32,892	1,157
Tier REIT, Inc.	30,357	626
TPG RE Finance Trust, Inc.	19,806	362
Transcontinental Realty Investors, Inc.*	1,024	29
UMH Properties, Inc.	19,138	227
Universal Health Realty Income Trust	7,260	446
Urban Edge Properties	61,926	1,029
Urstadt Biddle Properties, Inc., Class A	16,610	319
Washington Prime Group, Inc.	105,780	514
Washington Real Estate Investment Trust	45,286	1,042
Western Asset Mortgage Capital Corp.	26,261	219
Whitestone REIT	21,863	268
Xenia Hotels & Resorts, Inc.	63,752	1,097

		79,743

Recreational Facilities & Services - 0.5%
AMC Entertainment Holdings, Inc., Class A	29,088	357
Drive Shack, Inc.*	33,395	131
International Speedway Corp., Class A	13,722	602
Marcus (The) Corp.	10,913	431
Planet Fitness, Inc., Class A*	50,032	2,683
RCI Hospitality Holdings, Inc.	5,110	114
Reading International, Inc., Class A*	9,318	135
SeaWorld Entertainment, Inc.*	31,079	687
Speedway Motorsports, Inc.	6,255	102
Town Sports International Holdings, Inc.*	8,785	56

		5,298

Renewable Energy - 0.5%
Ameresco, Inc., Class A*	10,667	150
EnerSys	23,828	1,849
Enphase Energy, Inc.*	49,322	233
FuelCell Energy, Inc.*	49,498	27
FutureFuel Corp.	14,721	234
Green Plains, Inc.	22,070	289
Plug Power, Inc.*	120,774	150
Renewable Energy Group, Inc.*	20,872	536
REX American Resources Corp.*	3,092	211
SunPower Corp.*	34,445	171
Sunrun, Inc.*	54,687	596
TPI Composites, Inc.*	8,418	207
Vivint Solar, Inc.*	16,695	64

		4,717

Retail - Consumer Staples - 0.9%
Big Lots, Inc.	22,712	657
BJ’s Wholesale Club Holdings, Inc.*	41,136	912
Five Below, Inc.*	30,895	3,161
Ingles Markets, Inc., Class A	7,960	217
Natural Grocers by Vitamin Cottage, Inc.*	5,056	77
Ollie’s Bargain Outlet Holdings, Inc.*	28,107	1,869
PriceSmart, Inc.	12,490	738
Rite Aid Corp.*	593,934	421
Smart & Final Stores, Inc.*	13,811	65
SpartanNash Co.	20,005	344
Village Super Market, Inc., Class A	4,695	126
Weis Markets, Inc.	5,472	261

		8,848

Retail - Discretionary - 3.7%
1-800-Flowers.com, Inc., Class A*	14,786	181
Abercrombie & Fitch Co., Class A	37,839	759
American Eagle Outfitters, Inc.	91,219	1,763
America’s Car-Mart, Inc.*	3,285	238
Asbury Automotive Group, Inc.*	10,968	731
Ascena Retail Group, Inc.*	100,189	251
At Home Group, Inc.*	25,378	474
Avis Budget Group, Inc.*	37,760	849
Barnes & Noble Education, Inc.*	20,655	83
Barnes & Noble, Inc.	33,840	240
Bassett Furniture Industries, Inc.	5,658	113
Beacon Roofing Supply, Inc.*	38,569	1,223
Bed Bath & Beyond, Inc.	76,051	861
Big 5 Sporting Goods Corp.	12,943	34
BlueLinx Holdings, Inc.*	4,943	122
BMC Stock Holdings, Inc.*	37,969	588
Boot Barn Holdings, Inc.*	15,947	272

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Retail - Discretionary - 3.7% continued
Buckle (The), Inc.	16,472	$319
Builders FirstSource, Inc.*	63,910	697
Caleres, Inc.	23,796	662
Carvana Co.*	18,291	598
Cato (The) Corp., Class A	12,632	180
Chico’s FAS, Inc.	70,321	395
Children’s Place (The), Inc.	9,004	811
Citi Trends, Inc.	6,925	141
Conn’s, Inc.*	11,079	209
Container Store Group (The), Inc.*	10,034	48
Dillard’s, Inc., Class A	6,582	397
DSW, Inc., Class A	38,842	959
Duluth Holdings, Inc., Class B*	4,562	115
Ethan Allen Interiors, Inc.	13,755	242
Etsy, Inc.*	67,574	3,215
Express, Inc.*	39,858	204
EZCORP, Inc., Class A*	28,177	218
FirstCash, Inc.	24,572	1,778
Foundation Building Materials, Inc.*	7,976	66
Francesca’s Holdings Corp.*	20,362	20
Freshpet, Inc.*	14,846	477
Gaia, Inc.*	6,801	70
GameStop Corp., Class A	56,682	715
Genesco, Inc.*	11,142	494
GMS, Inc.*	18,605	276
GNC Holdings, Inc., Class A*	46,090	109
Group 1 Automotive, Inc.	10,380	547
Guess?, Inc.	32,541	676
Haverty Furniture Cos., Inc.	10,243	192
Hertz Global Holdings, Inc.*	31,013	423
Hibbett Sports, Inc.*	10,873	155
Hudson Ltd., Class A*	22,483	386
J. Jill, Inc.*	9,980	53
J.C. Penney Co., Inc.*	176,243	183
Kirkland’s, Inc.*	8,973	86
Lands’ End, Inc.*	5,722	81
La-Z-Boy, Inc.	26,443	733
Liquidity Services, Inc.*	14,167	87
Lithia Motors, Inc., Class A	12,570	959
Lovesac (The) Co.*	3,296	76
Lumber Liquidators Holdings, Inc.*	15,854	151
MarineMax, Inc.*	11,289	207
Monro, Inc.	18,001	1,238
National Vision Holdings, Inc.*	35,519	1,001
Office Depot, Inc.	308,047	795
Overstock.com, Inc.*	12,805	174
Party City Holdco, Inc.*	31,871	318
PetIQ, Inc.*	8,805	207
PetMed Express, Inc.	11,408	265
Pier 1 Imports, Inc.	49,306	15
RH*	11,265	1,350
RTW RetailWinds, Inc.*	17,574	50
Rush Enterprises, Inc., Class A	17,025	587
Rush Enterprises, Inc., Class B	2,465	88
Sally Beauty Holdings, Inc.*	68,164	1,162
Shoe Carnival, Inc.	6,016	202
Signet Jewelers Ltd.	29,364	933
Sleep Number Corp.*	18,435	585
Sonic Automotive, Inc., Class A	13,678	188
Sportsman’s Warehouse Holdings, Inc.*	20,155	88
Tailored Brands, Inc.	28,092	383
Tile Shop Holdings, Inc.	22,729	125
Tilly’s, Inc., Class A	11,900	129
Vera Bradley, Inc.*	12,602	108
Winmark Corp.	1,410	224
Zumiez, Inc.*	10,460	201

		37,608

Semiconductors - 2.9%
ACM Research, Inc., Class A*	4,926	54
Adesto Technologies Corp.*	14,604	64
Alpha & Omega Semiconductor Ltd.*	11,105	113
Amkor Technology, Inc.*	57,379	376
Aquantia Corp.*	11,782	103
Axcelis Technologies, Inc.*	17,953	319
AXT, Inc.*	20,625	90
Brooks Automation, Inc.	39,347	1,030
Cabot Microelectronics Corp.	16,092	1,534
CEVA, Inc.*	12,301	272
Cirrus Logic, Inc.*	34,032	1,129
Cohu, Inc.	22,404	360
Cree, Inc.*	56,966	2,437
CTS Corp.	18,495	479
Diodes, Inc.*	22,785	735
Electro Scientific Industries, Inc.*	18,222	546
Entegris, Inc.	80,366	2,242
FormFactor, Inc.*	41,809	589
II-VI, Inc.*	35,548	1,154

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Semiconductors - 2.9% continued
Impinj, Inc.*	9,071	$132
Inphi Corp.*	24,592	791
Integrated Device Technology, Inc.*	73,341	3,552
KEMET Corp.	31,788	557
Lattice Semiconductor Corp.*	66,158	458
MACOM Technology Solutions Holdings, Inc.*	25,570	371
MaxLinear, Inc.*	35,781	630
Maxwell Technologies, Inc.*	24,155	50
Nanometrics, Inc.*	12,770	349
NeoPhotonics Corp.*	20,614	133
NVE Corp.	2,682	235
Park Electrochemical Corp.	10,638	192
Photronics, Inc.*	37,707	365
Power Integrations, Inc.	16,235	990
Rambus, Inc.*	60,254	462
Rudolph Technologies, Inc.*	17,623	361
Semtech Corp.*	36,829	1,689
Silicon Laboratories, Inc.*	24,333	1,918
SMART Global Holdings, Inc.*	5,722	170
Synaptics, Inc.*	19,634	731
Ultra Clean Holdings, Inc.*	22,052	187
Veeco Instruments, Inc.*	26,999	200
Vishay Intertechnology, Inc.	75,000	1,351
Xperi Corp.	27,739	510

		30,010

Software - 5.6%
ACI Worldwide, Inc.*	64,901	1,796
Agilysys, Inc.*	8,925	128
Allscripts Healthcare Solutions, Inc.*	98,570	950
Altair Engineering, Inc., Class A*	14,112	389
Alteryx, Inc., Class A*	16,543	984
Amber Road, Inc.*	13,065	108
American Software, Inc., Class A	16,069	168
Anaplan, Inc.*	10,133	269
Appfolio, Inc., Class A*	8,835	523
Apptio, Inc., Class A*	19,699	748
Asure Software, Inc.*	7,416	38
Avaya Holdings Corp.*	59,236	863
Avid Technology, Inc.*	14,727	70
Benefitfocus, Inc.*	12,629	577
Blackbaud, Inc.	27,293	1,717
Blackline, Inc.*	20,791	851
Bottomline Technologies DE, Inc.*	23,898	1,147
Box, Inc., Class A*	69,799	1,178
Brightcove, Inc.*	19,788	139
Calix, Inc.*	24,869	243
Carbon Black, Inc.*	21,674	291
Carbonite, Inc.*	18,401	465
Castlight Health, Inc., Class B*	42,762	93
ChannelAdvisor Corp.*	14,793	168
Cision Ltd.*	37,890	443
Cloudera, Inc.*	59,887	662
CommVault Systems, Inc.*	22,630	1,337
Computer Programs & Systems, Inc.	6,424	161
Cornerstone OnDemand, Inc.*	30,760	1,551
Coupa Software, Inc.*	30,839	1,939
Daily Journal Corp.*	624	146
Digi International, Inc.*	15,045	152
Domo, Inc., Class B*	4,724	93
Donnelley Financial Solutions, Inc.*	19,308	271
Ebix, Inc.	13,570	578
eGain Corp.*	9,344	61
Envestnet, Inc.*	25,267	1,243
Everbridge, Inc.*	15,181	862
Evolent Health, Inc., Class A*	38,557	769
Exela Technologies, Inc.*	26,271	102
Five9, Inc.*	32,438	1,418
ForeScout Technologies, Inc.*	16,939	440
Glu Mobile, Inc.*	63,125	509
Hortonworks, Inc.*	40,944	590
HubSpot, Inc.*	20,940	2,633
Immersion Corp.*	14,399	129
Imperva, Inc.*	19,990	1,113
InnerWorkings, Inc.*	23,380	87
Inovalon Holdings, Inc., Class A*	38,962	553
Instructure, Inc.*	17,969	674
j2 Global, Inc.	26,498	1,838
KeyW Holding (The) Corp.*	27,521	184
Limelight Networks, Inc.*	61,127	143
LivePerson, Inc.*	33,342	629
Majesco*	3,099	22
MicroStrategy, Inc., Class A*	5,373	686
MINDBODY, Inc., Class A*	24,645	897
Mitek Systems, Inc.*	18,605	201
MobileIron, Inc.*	43,037	198
Model N, Inc.*	14,622	193
Monotype Imaging Holdings, Inc.	22,852	355

EQUITY INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Software - 5.6% continued
NantHealth, Inc.*	10,975	$6
New Relic, Inc.*	25,510	2,066
NextGen Healthcare, Inc.*	30,247	458
Omnicell, Inc.*	21,913	1,342
OneSpan, Inc.*	17,856	231
Park City Group, Inc.*	7,514	45
Paylocity Holding Corp.*	16,390	987
PDF Solutions, Inc.*	15,453	130
Progress Software Corp.	25,313	898
PROS Holdings, Inc.*	17,826	560
Q2 Holdings, Inc.*	21,157	1,048
QAD, Inc., Class A	5,843	230
Qualys, Inc.*	19,269	1,440
Rapid7, Inc.*	20,872	650
Remark Holdings, Inc.*	16,527	20
SailPoint Technologies Holding, Inc.*	39,499	928
SecureWorks Corp., Class A*	5,133	87
SendGrid, Inc.*	16,694	721
Simulations Plus, Inc.	6,689	133
SPS Commerce, Inc.*	9,716	800
SVMK, Inc.*	10,265	126
Tabula Rasa HealthCare, Inc.*	10,014	639
Telenav, Inc.*	17,747	72
Tenable Holdings, Inc.*	7,109	158
TiVo Corp.	68,294	643
Upland Software, Inc.*	8,961	244
USA Technologies, Inc.*	31,714	123
Varonis Systems, Inc.*	15,970	845
Verint Systems, Inc.*	36,513	1,545
Veritone, Inc.*	4,330	16
VirnetX Holding Corp.*	30,291	73
Workiva, Inc.*	16,113	578
Yext, Inc.*	47,075	699
Zscaler, Inc.*	34,379	1,348

		57,654

Specialty Finance - 1.9%
Aircastle Ltd.	30,634	528
Altisource Portfolio Solutions S.A.*	5,559	125
Cardtronics PLC, Class A*	22,443	583
Cass Information Systems, Inc.	8,119	430
Curo Group Holdings Corp.*	6,976	66
Elevate Credit, Inc.*	12,297	55
Ellie Mae, Inc.*	19,610	1,232
Encore Capital Group, Inc.*	14,592	343
Enova International, Inc.*	19,219	374
Essent Group Ltd.*	54,324	1,857
Everi Holdings, Inc.*	37,259	192
Evo Payments, Inc., Class A*	13,561	335
Federal Agricultural Mortgage Corp., Class C	5,010	303
Flagstar Bancorp, Inc.*	16,712	441
GATX Corp.	21,276	1,507
General Finance Corp.*	5,941	60
Green Dot Corp., Class A*	27,321	2,173
HFF, Inc., Class A	21,237	704
I3 Verticals, Inc., Class A*	4,171	101
Impac Mortgage Holdings, Inc.*	6,154	23
Investors Title Co.	770	136
LendingClub Corp.*	180,956	476
LendingTree, Inc.*	4,505	989
Marlin Business Services Corp.	4,755	106
MGIC Investment Corp.*	204,633	2,140
MoneyGram International, Inc.*	19,469	39
Mr. Cooper Group, Inc.*	41,761	487
Nelnet, Inc., Class A	10,474	548
Ocwen Financial Corp.*	64,173	86
On Deck Capital, Inc.*	29,454	174
PennyMac Financial Services, Inc.	11,243	239
PRA Group, Inc.*	25,228	615
Regional Management Corp.*	5,268	127
Stewart Information Services Corp.	13,176	545
Walker & Dunlop, Inc.	15,660	677
Willis Lease Finance Corp.*	1,623	56
World Acceptance Corp.*	3,470	355

		19,227

Technology Services - 2.0%
CACI International, Inc., Class A*	13,893	2,001
ConvergeOne Holdings, Inc.	15,188	188
CSG Systems International, Inc.	18,803	597
Endurance International Group Holdings, Inc.*	40,181	267
Engility Holdings, Inc.*	10,398	296
EVERTEC, Inc.	34,475	989
ExlService Holdings, Inc.*	18,879	993
Forrester Research, Inc.	5,871	262
ICF International, Inc.	10,233	663
Information Services Group, Inc.*	19,295	82
LiveRamp Holdings, Inc.*	44,297	1,711

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Technology Services - 2.0% continued
ManTech International Corp., Class A	14,969	$783
MAXIMUS, Inc.	36,126	2,351
Medidata Solutions, Inc.*	32,655	2,202
NIC, Inc.	36,337	454
Perficient, Inc.*	18,306	408
Perspecta, Inc.	81,247	1,399
PFSweb, Inc.*	9,247	47
Presidio, Inc.	20,671	270
Rimini Street, Inc.*	5,958	31
Science Applications International Corp.	23,969	1,527
ServiceSource International, Inc.*	46,513	50
Sykes Enterprises, Inc.*	22,203	549
Travelport Worldwide Ltd.	70,994	1,109
TTEC Holdings, Inc.	8,070	231
Unisys Corp.*	28,198	328
Value Line, Inc.	669	17
Virtusa Corp.*	16,082	685
WageWorks, Inc.*	22,411	609

		21,099

Telecom - 1.0%
8x8, Inc.*	53,174	959
ATN International, Inc.	5,908	423
Cincinnati Bell, Inc.*	26,176	204
Cogent Communications Holdings, Inc.	23,686	1,071
Consolidated Communications Holdings, Inc.	39,636	392
Frontier Communications Corp.*	58,172	138
Fusion Connect, Inc.*	12,656	21
Gogo, Inc.*	31,413	94
GTT Communications, Inc.*	23,939	566
HC2 Holdings, Inc.*	24,909	66
Intelsat S.A.*	31,511	674
Internap Corp.*	14,250	59
Iridium Communications, Inc.*	54,294	1,002
Liberty Latin America Ltd., Class A*	24,423	354
Liberty Latin America Ltd., Class C*	64,261	936
Loral Space & Communications, Inc.*	7,336	273
NII Holdings, Inc.*	49,438	218
Ooma, Inc.*	10,831	150
ORBCOMM, Inc.*	41,357	342
RigNet, Inc.*	8,238	104
Shenandoah Telecommunications Co.	26,420	1,169
Spok Holdings, Inc.	10,053	133
Vonage Holdings Corp.*	125,059	1,092
Windstream Holdings, Inc.*	24,754	52
Zix Corp.*	29,700	170

		10,662

Transportation & Logistics - 1.2%
Air Transport Services Group, Inc.*	33,015	753
ArcBest Corp.	14,524	498
Ardmore Shipping Corp.*	18,835	88
Atlas Air Worldwide Holdings, Inc.*	13,398	565
Costamare, Inc.	26,643	117
Covenant Transportation Group, Inc., Class A*	7,015	135
CryoPort, Inc.*	14,206	157
Daseke, Inc.*	22,340	82
DHT Holdings, Inc.	51,852	203
Dorian LPG Ltd.*	15,179	88
Eagle Bulk Shipping, Inc.*	27,191	125
Echo Global Logistics, Inc.*	15,643	318
Forward Air Corp.	16,602	911
Frontline Ltd.*	43,269	239
GasLog Ltd.	22,945	378
Genco Shipping & Trading Ltd.*	5,754	45
Golar LNG Ltd.	53,478	1,164
Heartland Express, Inc.	26,439	484
Hub Group, Inc., Class A*	18,489	685
International Seaways, Inc.*	12,263	207
Marten Transport Ltd.	22,108	358
Matson, Inc.	23,939	767
Mobile Mini, Inc.	25,141	798
Nordic American Tankers Ltd.	80,710	161
Overseas Shipholding Group, Inc., Class A*	34,546	57
P.A.M. Transportation Services, Inc.*	1,115	44
Radiant Logistics, Inc.*	22,837	97
Safe Bulkers, Inc.*	29,344	52
Saia, Inc.*	14,498	809
Scorpio Bulkers, Inc.	33,261	184
Scorpio Tankers, Inc.	260,509	459
SEACOR Marine Holdings, Inc.*	9,354	110
Ship Finance International Ltd.	45,772	482
Teekay Corp.	39,097	131
Teekay Tankers Ltd., Class A	110,608	103
US Xpress Enterprises, Inc., Class A*	12,546	70
USA Truck, Inc.*	4,206	63

EQUITY INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Transportation & Logistics - 1.2% continued
Werner Enterprises, Inc.	26,630	$787
YRC Worldwide, Inc.*	19,481	61

		12,835

Transportation Equipment - 0.3%
Blue Bird Corp.*	7,955	145
Commercial Vehicle Group, Inc.*	16,727	95
FreightCar America, Inc.*	7,181	48
Greenbrier (The) Cos., Inc.	17,907	708
Meritor, Inc.*	46,026	778
Navistar International Corp.*	27,837	723
REV Group, Inc.	16,819	126
Spartan Motors, Inc.	19,029	138
Wabash National Corp.	31,362	410

		3,171

Utilities - 3.8%
ALLETE, Inc.	29,127	2,220
American States Water Co.	20,714	1,389
Artesian Resources Corp., Class A	4,373	152
Atlantic Power Corp.*	59,703	130
Avista Corp.	37,062	1,574
Black Hills Corp.	30,277	1,901
California Water Service Group	27,176	1,295
Chesapeake Utilities Corp.	8,952	728
Clearway Energy, Inc., Class A	19,706	333
Clearway Energy, Inc., Class C	41,610	718
Connecticut Water Service, Inc.	6,821	456
Consolidated Water Co. Ltd.	8,081	94
El Paso Electric Co.	22,905	1,148
Global Water Resources, Inc.	5,858	59
IDACORP, Inc.	28,542	2,656
MGE Energy, Inc.	19,745	1,184
Middlesex Water Co.	8,979	479
New Jersey Resources Corp.	49,352	2,254
Northwest Natural Holding Co.	16,204	980
NorthWestern Corp.	28,565	1,698
ONE Gas, Inc.	29,484	2,347
Ormat Technologies, Inc.	22,516	1,178
Otter Tail Corp.	22,282	1,106
Pattern Energy Group, Inc., Class A	45,752	852
PICO Holdings, Inc.*	11,001	100
PNM Resources, Inc.	45,015	1,850
PNM Resources, Inc. - (Fractional Shares)(1)	50,000	—
Portland General Electric Co.	50,582	2,319
Pure Cycle Corp.*	9,521	94
RGC Resources, Inc.	4,294	129
SJW Group	9,701	540
South Jersey Industries, Inc.	48,539	1,349
Southwest Gas Holdings, Inc.	27,748	2,123
Spark Energy, Inc., Class A	7,063	52
Spire, Inc.	27,871	2,065
TerraForm Power, Inc., Class A	41,352	464
Unitil Corp.	8,193	415
York Water (The) Co.	7,351	236

		38,667

Waste & Environment Services & Equipment - 0.7%
Advanced Disposal Services, Inc.*	41,006	982
AquaVenture Holdings Ltd.*	6,337	120
Casella Waste Systems, Inc., Class A*	22,493	641
CECO Environmental Corp.*	16,769	113
Charah Solutions, Inc.*	4,353	36
Covanta Holding Corp.	66,540	893
Energy Recovery, Inc.*	20,336	137
ESCO Technologies, Inc.	14,401	950
Evoqua Water Technologies Corp.*	42,813	411
Heritage-Crystal Clean, Inc.*	8,258	190
Tetra Tech, Inc.	31,361	1,623
US Ecology, Inc.	12,402	781

		6,877

Total Common Stocks (Cost $833,723)		1,013,325

RIGHTS - 0.0%
Biotechnology & Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc. (Contingent Value Rights)* (1)	3,681	—
Tobira Therapeutics, Inc. (Contingent Value Rights)* (3)	5,175	40

		40

Chemicals - 0.0%
A. Schulman, Inc. (Contingent Value Rights)* (3)	15,653	31

Total Rights (Cost $71)		71

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0%
Escrow DLB Oil & Gas* (1)	1,200	$—
Escrow Position PetroCorp* (1)	420	—

Total Other (Cost $—)		—

INVESTMENT COMPANIES - 1.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(4) (5)	17,236,667	17,237

Total Investment Companies (Cost $17,237)		17,237

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
2.16%, 1/10/19(6) (7)	$1,235	$1,234

Total Short-Term Investments (Cost $1,234)		1,234

Total Investments - 100.5% (Cost $852,265)		1,031,867

Liabilities less Other Assets - (0.5%)		(4,697)

NET ASSETS - 100.0%		$1,027,170

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Value rounds to less than one thousand.
(3)	Level 3 asset.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2018 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini Russell 2000 Index	224	$15,109	Long	3/19	$346

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	3.3%
Consumer Discretionary	12.2
Consumer Staples	2.9
Energy	3.5
Financials	18.2
Health Care	15.6
Industrials	14.8
Information Technology	14.7
Materials	3.7
Real Estate	7.3
Utilities	3.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$1,013,325	$—	$—	$1,013,325
Rights	—	—	71	71
Other	—	—	—	—
Investment Companies	17,237	—	—	17,237
Short-Term Investments	—	1,234	—	1,234

Total Investments	$1,030,562	$1,234	$71	$1,031,867

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$346	$—	$—	$346

(1)	Classifications as defined in the Schedule of Investments.

EQUITY INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$9,163	$155,493	$147,419	$365	$17,237	17,237

NORTHERN FUNDS QUARTERLY REPORT    27    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%
Aerospace & Defense - 2.5%
Arconic, Inc.	149,426	$2,519
Boeing (The) Co.	184,572	59,524
General Dynamics Corp.	97,293	15,295
Harris Corp.	41,254	5,555
Huntington Ingalls Industries, Inc.	15,042	2,863
L3 Technologies, Inc.	27,515	4,778
Lockheed Martin Corp.	86,471	22,642
Northrop Grumman Corp.	60,580	14,836
Raytheon Co.	99,475	15,255
Textron, Inc.	84,928	3,906
TransDigm Group, Inc.*	16,986	5,776
United Technologies Corp.	283,647	30,203

		183,152

Apparel & Textile Products - 0.7%
Hanesbrands, Inc.	125,343	1,571
Michael Kors Holdings Ltd.*	51,907	1,968
NIKE, Inc., Class B	445,229	33,009
PVH Corp.	26,667	2,479
Ralph Lauren Corp.	19,200	1,986
Under Armour, Inc., Class A*	64,660	1,142
Under Armour, Inc., Class C*	66,290	1,072
VF Corp.	113,718	8,113

		51,340

Asset Management - 0.8%
Affiliated Managers Group, Inc.	18,563	1,809
Ameriprise Financial, Inc.	48,698	5,083
BlackRock, Inc.	42,437	16,670
Charles Schwab (The) Corp.	420,066	17,445
E*TRADE Financial Corp.	88,873	3,900
Franklin Resources, Inc.	103,977	3,084
Invesco Ltd.	142,824	2,391
Raymond James Financial, Inc.	44,945	3,344
T. Rowe Price Group, Inc.	83,975	7,752

		61,478

Automotive - 0.5%
Aptiv PLC	92,062	5,668
BorgWarner, Inc.	72,637	2,523
Ford Motor Co.	1,367,409	10,461
General Motors Co.	458,580	15,340
Goodyear Tire & Rubber (The) Co.	82,438	1,683
Harley-Davidson, Inc.	56,278	1,920

		37,595

Banking - 5.6%
Bank of America Corp.	3,189,552	78,591
BB&T Corp.	269,190	11,661
Citigroup, Inc.	853,440	44,430
Citizens Financial Group, Inc.	163,434	4,859
Comerica, Inc.	56,348	3,870
Fifth Third Bancorp	228,939	5,387
First Republic Bank	57,234	4,974
Huntington Bancshares, Inc.	370,789	4,420
JPMorgan Chase & Co.	1,162,077	113,442
KeyCorp	361,523	5,343
M&T Bank Corp.	49,010	7,015
People’s United Financial, Inc.	132,688	1,915
PNC Financial Services Group (The), Inc.	161,417	18,871
Regions Financial Corp.	363,163	4,859
SunTrust Banks, Inc.	156,954	7,917
SVB Financial Group*	18,604	3,533
US Bancorp	530,708	24,253
Wells Fargo & Co.	1,480,484	68,221
Zions Bancorporation	67,658	2,756

		416,317

Biotechnology & Pharmaceuticals - 7.8%
AbbVie, Inc.	525,662	48,461
Alexion Pharmaceuticals, Inc.*	77,960	7,590
Allergan PLC	110,944	14,829
Amgen, Inc.	222,665	43,346
Biogen, Inc.*	70,405	21,186
Bristol-Myers Squibb Co.	570,356	29,647
Celgene Corp.*	244,568	15,674
Eli Lilly & Co.	329,427	38,121
Gilead Sciences, Inc.	452,049	28,276
Incyte Corp.*	62,119	3,950
Johnson & Johnson	937,228	120,949
Merck & Co., Inc.	908,642	69,429
Mylan N.V.*	180,991	4,959
Nektar Therapeutics*	59,960	1,971
Perrigo Co. PLC	43,757	1,696
Pfizer, Inc.	2,019,811	88,165
Regeneron Pharmaceuticals, Inc.*	27,121	10,130
Vertex Pharmaceuticals, Inc.*	89,297	14,798
Zoetis, Inc.	168,096	14,379

		577,556

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4% continued
Chemicals - 2.4%
3M Co.	203,482	$38,771
Air Products & Chemicals, Inc.	76,699	12,276
Albemarle Corp.	37,095	2,859
Avery Dennison Corp.	30,528	2,742
Celanese Corp.	46,744	4,206
CF Industries Holdings, Inc.	81,299	3,537
DowDuPont, Inc.	801,411	42,859
Eastman Chemical Co.	48,949	3,579
FMC Corp.	46,815	3,462
International Flavors & Fragrances, Inc.	35,572	4,776
Linde PLC	192,584	30,051
LyondellBasell Industries N.V., Class A	109,903	9,140
Mosaic (The) Co.	124,436	3,635
PPG Industries, Inc.	83,825	8,569
Sherwin-Williams (The) Co.	28,790	11,328

		181,790

Commercial Services - 0.3%
Cintas Corp.	30,270	5,085
Ecolab, Inc.	88,810	13,086
H&R Block, Inc.	71,454	1,813
Robert Half International, Inc.	42,140	2,410
Rollins, Inc.	51,739	1,868

		24,262

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	21,906	3,765
Vulcan Materials Co.	45,986	4,544

		8,309

Consumer Products - 5.8%
Altria Group, Inc.	656,670	32,433
Archer-Daniels-Midland Co.	195,932	8,027
Brown-Forman Corp., Class B	58,587	2,788
Campbell Soup Co.	66,901	2,207
Church & Dwight Co., Inc.	86,093	5,661
Clorox (The) Co.	44,735	6,895
Coca-Cola (The) Co.	1,338,656	63,385
Colgate-Palmolive Co.	303,098	18,040
Conagra Brands, Inc.	169,798	3,627
Constellation Brands, Inc., Class A	58,065	9,338
Coty, Inc., Class A	156,687	1,028
Estee Lauder (The) Cos., Inc., Class A	76,844	9,997
General Mills, Inc.	208,601	8,123
Hershey (The) Co.	49,080	5,260
Hormel Foods Corp.	95,642	4,082
JM Smucker (The) Co.	39,540	3,697
Kellogg Co.	88,840	5,065
Kimberly-Clark Corp.	120,919	13,778
Kraft Heinz (The) Co.	217,396	9,357
Lamb Weston Holdings, Inc.	50,912	3,745
McCormick & Co., Inc. (Non Voting)	42,578	5,929
Molson Coors Brewing Co., Class B	65,080	3,655
Mondelez International, Inc., Class A	508,096	20,339
Monster Beverage Corp.*	139,284	6,856
PepsiCo, Inc.	493,286	54,498
Philip Morris International, Inc.	543,253	36,268
Procter & Gamble (The) Co.	870,697	80,034
Tyson Foods, Inc., Class A	102,901	5,495

		429,607

Containers & Packaging - 0.3%
Ball Corp.	118,398	5,444
International Paper Co.	141,440	5,709
Packaging Corp. of America	32,984	2,753
Sealed Air Corp.	55,132	1,921
WestRock Co.	88,280	3,333

		19,160

Distributors - Consumer Staples - 0.1%
Sysco Corp.	167,055	10,468

Distributors - Discretionary - 0.1%
Copart, Inc.*	71,484	3,416
LKQ Corp.*	110,537	2,623

		6,039

Electrical Equipment - 2.1%
A.O. Smith Corp.	50,238	2,145
Allegion PLC	33,022	2,632
AMETEK, Inc.	81,328	5,506
Amphenol Corp., Class A	105,328	8,534
Eaton Corp. PLC	151,547	10,405
Emerson Electric Co.	218,508	13,056
Fortive Corp.	102,745	6,952
General Electric Co.	3,040,042	23,013
Honeywell International, Inc.	258,697	34,179
Ingersoll-Rand PLC	85,875	7,834
Johnson Controls International PLC	323,182	9,582
Keysight Technologies, Inc.*	65,458	4,064
Rockwell Automation, Inc.	42,208	6,351
Roper Technologies, Inc.	36,147	9,634
TE Connectivity Ltd.	119,895	9,068

		152,955

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4% continued
Engineering & Construction Services - 0.1%
Fluor Corp.	48,874	$1,574
Jacobs Engineering Group, Inc.	41,408	2,421
Quanta Services, Inc.	51,737	1,557

		5,552

Gaming, Lodging & Restaurants - 1.8%
Carnival Corp.	140,196	6,912
Chipotle Mexican Grill, Inc.*	8,505	3,672
Darden Restaurants, Inc.	43,123	4,306
Hilton Worldwide Holdings, Inc.	103,667	7,443
Marriott International, Inc., Class A	99,015	10,749
McDonald’s Corp.	269,437	47,844
MGM Resorts International	175,213	4,251
Norwegian Cruise Line Holdings Ltd.*	76,375	3,237
Royal Caribbean Cruises Ltd.	60,003	5,868
Starbucks Corp.	433,617	27,925
Wynn Resorts Ltd.	33,998	3,363
Yum! Brands, Inc.	109,193	10,037

		135,607

Hardware - 5.1%
Apple, Inc.	1,575,500	248,519
Arista Networks, Inc.*	18,204	3,836
Cisco Systems, Inc.	1,571,490	68,093
Corning, Inc.	279,877	8,455
F5 Networks, Inc.*	21,141	3,426
FLIR Systems, Inc.	48,081	2,093
Garmin Ltd.	42,321	2,680
Hewlett Packard Enterprise Co.	497,542	6,573
HP, Inc.	553,133	11,317
Juniper Networks, Inc.	119,879	3,226
Motorola Solutions, Inc.	57,206	6,581
NetApp, Inc.	88,112	5,258
Seagate Technology PLC	90,887	3,507
Western Digital Corp.	101,330	3,746
Xerox Corp.	71,425	1,411

		378,721

Health Care Facilities & Services - 3.3%
AmerisourceBergen Corp.	54,791	4,076
Anthem, Inc.	90,392	23,740
Cardinal Health, Inc.	104,113	4,643
Centene Corp.*	71,784	8,277
Cigna Corp.	132,691	25,201
CVS Health Corp.	451,949	29,612
DaVita, Inc.*	44,107	2,270
HCA Healthcare, Inc.	93,847	11,679
Henry Schein, Inc.*	53,229	4,179
Humana, Inc.	47,901	13,723
IQVIA Holdings, Inc.*	55,359	6,431
Laboratory Corp. of America Holdings*	35,434	4,477
McKesson Corp.	68,272	7,542
Quest Diagnostics, Inc.	47,691	3,971
UnitedHealth Group, Inc.	336,196	83,753
Universal Health Services, Inc., Class B	29,895	3,485
WellCare Health Plans, Inc.*	17,374	4,102

		241,161

Home & Office Products - 0.5%
D.R. Horton, Inc.	119,298	4,135
Fortune Brands Home & Security, Inc.	49,521	1,881
Leggett & Platt, Inc.	46,045	1,650
Lennar Corp., Class A	102,655	4,019
Masco Corp.	106,911	3,126
Mohawk Industries, Inc.*	22,052	2,579
Newell Brands, Inc.	148,814	2,767
PulteGroup, Inc.	90,820	2,360
Snap-on, Inc.	19,292	2,803
Stanley Black & Decker, Inc.	52,778	6,320
Whirlpool Corp.	22,446	2,399

		34,039

Industrial Services - 0.2%
Fastenal Co.	100,066	5,232
United Rentals, Inc.*	28,283	2,900
W.W. Grainger, Inc.	15,978	4,512

		12,644

Institutional Financial Services - 1.6%
Bank of New York Mellon (The) Corp.	317,869	14,962
Cboe Global Markets, Inc.	39,370	3,852
CME Group, Inc.	125,033	23,521
Goldman Sachs Group (The), Inc.	120,890	20,195
Intercontinental Exchange, Inc.	198,663	14,965
Jefferies Financial Group, Inc.	97,979	1,701
Morgan Stanley	456,856	18,114
Nasdaq, Inc.	40,268	3,285
Northern Trust Corp.(1)	77,598	6,486
State Street Corp.	132,723	8,371

		115,452

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4% continued
Insurance - 4.2%
Aflac, Inc.	265,782	$12,109
Allstate (The) Corp.	120,376	9,947
American International Group, Inc.	308,943	12,175
Aon PLC	84,013	12,212
Arthur J. Gallagher & Co.	64,175	4,730
Assurant, Inc.	18,336	1,640
Berkshire Hathaway, Inc., Class B*	679,822	138,806
Brighthouse Financial, Inc.*	41,653	1,270
Chubb Ltd.	161,125	20,814
Cincinnati Financial Corp.	52,878	4,094
Everest Re Group Ltd.	14,196	3,091
Hartford Financial Services Group (The), Inc.	125,710	5,588
Lincoln National Corp.	74,377	3,816
Loews Corp.	96,673	4,400
Marsh & McLennan Cos., Inc.	176,170	14,050
MetLife, Inc.	344,670	14,152
Principal Financial Group, Inc.	92,077	4,067
Progressive (The) Corp.	203,789	12,295
Prudential Financial, Inc.	144,305	11,768
Torchmark Corp.	36,053	2,687
Travelers (The) Cos., Inc.	92,559	11,084
Unum Group	76,028	2,234
Willis Towers Watson PLC	45,457	6,903

		313,932

Iron & Steel - 0.1%
Nucor Corp.	109,999	5,699

Leisure Products - 0.1%
Hasbro, Inc.	40,632	3,301
Mattel, Inc.*	119,615	1,195

		4,496

Machinery - 1.0%
Caterpillar, Inc.	206,236	26,206
Deere & Co.	112,436	16,772
Dover Corp.	50,883	3,610
Flowserve Corp.	45,486	1,729
Illinois Tool Works, Inc.	106,688	13,516
Parker-Hannifin Corp.	46,349	6,913
Xylem, Inc.	63,181	4,216

		72,962

Media - 8.1%
Alphabet, Inc., Class A*	104,482	109,180
Alphabet, Inc., Class C*	107,519	111,348
Booking Holdings, Inc.*	16,193	27,891
CBS Corp., Class B (Non Voting)	117,711	5,146
Charter Communications, Inc., Class A*	61,623	17,561
Comcast Corp., Class A	1,586,829	54,032
Discovery, Inc., Class A*	54,308	1,344
Discovery, Inc., Class C*	125,036	2,886
DISH Network Corp., Class A*	79,670	1,989
Expedia Group, Inc.	41,341	4,657
Facebook, Inc., Class A*	839,604	110,064
Interpublic Group of (The) Cos., Inc.	133,403	2,752
Netflix, Inc.*	152,420	40,797
News Corp., Class A	133,341	1,513
News Corp., Class B	43,069	497
Omnicom Group, Inc.	78,679	5,762
TripAdvisor, Inc.*	35,411	1,910
Twenty-First Century Fox, Inc., Class A	369,500	17,780
Twenty-First Century Fox, Inc., Class B	170,384	8,141
Twitter, Inc.*	252,764	7,264
VeriSign, Inc.*	37,310	5,533
Viacom, Inc., Class B	122,878	3,158
Walt Disney (The) Co.	520,376	57,059

		598,264

Medical Equipment & Devices - 4.3%
Abbott Laboratories	613,821	44,398
ABIOMED, Inc.*	15,764	5,124
Agilent Technologies, Inc.	111,524	7,523
Align Technology, Inc.*	25,390	5,317
Baxter International, Inc.	172,750	11,370
Becton Dickinson and Co.	93,755	21,125
Boston Scientific Corp.*	483,668	17,093
Cooper (The) Cos., Inc.	17,079	4,347
Danaher Corp.	215,550	22,227
DENTSPLY SIRONA, Inc.	77,308	2,877
Edwards Lifesciences Corp.*	73,115	11,199
Hologic, Inc.*	94,591	3,888
IDEXX Laboratories, Inc.*	30,148	5,608
Illumina, Inc.*	51,374	15,408
Intuitive Surgical, Inc.*	39,917	19,117
Medtronic PLC	469,576	42,713
Mettler-Toledo International, Inc.*	8,763	4,956
PerkinElmer, Inc.	38,765	3,045
ResMed, Inc.	49,607	5,649
Stryker Corp.	108,542	17,014
Thermo Fisher Scientific, Inc.	140,668	31,480

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4% continued
Medical Equipment & Devices - 4.3% continued
Varian Medical Systems, Inc.*	31,815	$3,605
Waters Corp.*	26,455	4,991
Zimmer Biomet Holdings, Inc.	71,337	7,399

		317,473

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	508,566	5,243
Newmont Mining Corp.	185,455	6,426

		11,669

Oil, Gas & Coal - 5.3%
Anadarko Petroleum Corp.	176,260	7,727
Apache Corp.	132,914	3,489
Baker Hughes a GE Co.	179,760	3,865
Cabot Oil & Gas Corp.	150,761	3,369
Chevron Corp.	667,736	72,643
Cimarex Energy Co.	33,125	2,042
Concho Resources, Inc.*	70,085	7,204
ConocoPhillips	402,322	25,085
Devon Energy Corp.	163,180	3,678
Diamondback Energy, Inc.	53,936	5,000
EOG Resources, Inc.	202,646	17,673
Exxon Mobil Corp.	1,479,560	100,891
Halliburton Co.	305,824	8,129
Helmerich & Payne, Inc.	37,813	1,813
Hess Corp.	87,429	3,541
HollyFrontier Corp.	55,607	2,843
Kinder Morgan, Inc.	663,238	10,201
Marathon Oil Corp.	290,627	4,168
Marathon Petroleum Corp.	241,437	14,247
National Oilwell Varco, Inc.	134,856	3,466
Newfield Exploration Co.*	69,390	1,017
Noble Energy, Inc.	167,870	3,149
Occidental Petroleum Corp.	263,825	16,193
ONEOK, Inc.	143,359	7,734
Phillips 66	148,461	12,790
Pioneer Natural Resources Co.	59,594	7,838
Schlumberger Ltd.	483,895	17,459
TechnipFMC PLC (New York Exchange)	148,436	2,906
Valero Energy Corp.	148,570	11,138
Williams (The) Cos., Inc.	423,033	9,328

		390,626

Passenger Transportation - 0.4%
Alaska Air Group, Inc.	42,809	2,605
American Airlines Group, Inc.	144,025	4,625
Delta Air Lines, Inc.	217,807	10,868
Southwest Airlines Co.	176,707	8,213
United Continental Holdings, Inc.*	80,182	6,714

		33,025

Real Estate - 0.1%
CBRE Group, Inc., Class A*	111,044	4,446

Real Estate Investment Trusts - 2.9%
Alexandria Real Estate Equities, Inc.	37,543	4,326
American Tower Corp.	153,930	24,350
Apartment Investment & Management Co., Class A	54,632	2,397
AvalonBay Communities, Inc.	48,329	8,412
Boston Properties, Inc.	54,000	6,078
Crown Castle International Corp.	144,972	15,748
Digital Realty Trust, Inc.	72,267	7,700
Duke Realty Corp.	125,060	3,239
Equinix, Inc.	28,093	9,905
Equity Residential	128,775	8,500
Essex Property Trust, Inc.	23,153	5,677
Extra Space Storage, Inc.	44,495	4,026
Federal Realty Investment Trust	25,930	3,061
HCP, Inc.	167,045	4,666
Host Hotels & Resorts, Inc.	260,712	4,346
Iron Mountain, Inc.	99,491	3,225
Kimco Realty Corp.	146,494	2,146
Macerich (The) Co.	36,781	1,592
Mid-America Apartment Communities, Inc.	39,535	3,784
Prologis, Inc.	220,003	12,919
Public Storage	52,398	10,606
Realty Income Corp.	103,156	6,503
Regency Centers Corp.	58,874	3,455
SBA Communications Corp.*	39,585	6,408
Simon Property Group, Inc.	108,076	18,156
SL Green Realty Corp.	29,514	2,334
UDR, Inc.	96,652	3,829
Ventas, Inc.	124,739	7,308
Vornado Realty Trust	60,204	3,734
Welltower, Inc.	131,304	9,114
Weyerhaeuser Co.	261,356	5,713

		213,257

Retail - Consumer Staples - 1.8%
Costco Wholesale Corp.	153,125	31,193
Dollar General Corp.	91,789	9,921

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4% continued
Retail - Consumer Staples - 1.8% continued
Dollar Tree, Inc.*	83,272	$7,521
Kroger (The) Co.	279,414	7,684
Target Corp.	182,179	12,040
Walgreens Boots Alliance, Inc.	280,932	19,196
Walmart, Inc.	497,465	46,339

		133,894

Retail - Discretionary - 5.6%
Advance Auto Parts, Inc.	25,428	4,004
Amazon.com, Inc.*	143,545	215,600
AutoZone, Inc.*	8,811	7,387
Best Buy Co., Inc.	81,805	4,332
CarMax, Inc.*	61,369	3,850
eBay, Inc.*	316,369	8,881
Foot Locker, Inc.	40,065	2,131
Gap (The), Inc.	75,403	1,942
Genuine Parts Co.	51,512	4,946
Home Depot (The), Inc.	394,684	67,815
Kohl’s Corp.	58,070	3,852
L Brands, Inc.	79,371	2,037
Lowe’s Cos., Inc.	280,589	25,915
Macy’s, Inc.	107,364	3,197
Nordstrom, Inc.	39,814	1,856
O’Reilly Automotive, Inc.*	28,007	9,644
Ross Stores, Inc.	130,253	10,837
Tapestry, Inc.	101,584	3,428
Tiffany & Co.	37,865	3,049
TJX (The) Cos., Inc.	432,386	19,345
Tractor Supply Co.	42,905	3,580
Ulta Beauty, Inc.*	19,738	4,833

		412,461

Semiconductors - 3.7%
Advanced Micro Devices, Inc.*	307,436	5,675
Analog Devices, Inc.	129,225	11,091
Applied Materials, Inc.	343,611	11,250
Broadcom, Inc.	144,497	36,743
Intel Corp.	1,595,066	74,856
IPG Photonics Corp.*	12,518	1,418
KLA-Tencor Corp.	53,537	4,791
Lam Research Corp.	54,256	7,388
Maxim Integrated Products, Inc.	96,599	4,912
Microchip Technology, Inc.	82,709	5,948
Micron Technology, Inc.*	391,454	12,421
NVIDIA Corp.	213,196	28,462
Qorvo, Inc.*	43,693	2,653
QUALCOMM, Inc.	423,682	24,112
Skyworks Solutions, Inc.	61,699	4,135
Texas Instruments, Inc.	335,730	31,727
Xilinx, Inc.	88,489	7,537

		275,119

Software - 6.6%
Activision Blizzard, Inc.	266,674	12,419
Adobe, Inc.*	170,596	38,596
Akamai Technologies, Inc.*	56,955	3,479
ANSYS, Inc.*	29,316	4,190
Autodesk, Inc.*	76,550	9,845
Cadence Design Systems, Inc.*	98,345	4,276
Cerner Corp.*	115,339	6,048
Citrix Systems, Inc.	44,821	4,592
Electronic Arts, Inc.*	105,724	8,343
Fortinet, Inc.*	50,741	3,574
Intuit, Inc.	90,679	17,850
Microsoft Corp.	2,701,050	274,346
Oracle Corp.	890,507	40,206
Red Hat, Inc.*	61,672	10,832
salesforce.com, Inc.*	267,347	36,618
Symantec Corp.	223,275	4,219
Synopsys, Inc.*	52,263	4,403
Take-Two Interactive Software, Inc.*	39,994	4,117

		487,953

Specialty Finance - 3.6%
Alliance Data Systems Corp.	16,437	2,467
American Express Co.	244,812	23,335
Capital One Financial Corp.	165,513	12,511
Discover Financial Services	117,412	6,925
Fidelity National Information Services, Inc.	114,364	11,728
Fiserv, Inc.*	139,180	10,228
FleetCor Technologies, Inc.*	30,985	5,755
Global Payments, Inc.	55,504	5,724
Jack Henry & Associates, Inc.	26,970	3,412
Mastercard, Inc., Class A	317,534	59,903
PayPal Holdings, Inc.*	411,864	34,634
Synchrony Financial	231,106	5,422
Total System Services, Inc.	58,356	4,744

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4% continued
Specialty Finance - 3.6% continued
Visa, Inc., Class A	614,092	$81,023
Western Union (The) Co.	155,539	2,654

		270,465

Technology Services - 2.3%
Accenture PLC, Class A	222,821	31,420
Automatic Data Processing, Inc.	152,958	20,056
Broadridge Financial Solutions, Inc.	40,794	3,926
Cognizant Technology Solutions Corp., Class A	202,547	12,858
DXC Technology Co.	97,783	5,199
Equifax, Inc.	42,406	3,949
Gartner, Inc.*	31,581	4,037
IHS Markit Ltd.*	125,342	6,013
International Business Machines Corp.	317,830	36,128
Moody’s Corp.	58,194	8,150
MSCI, Inc.	30,874	4,552
Nielsen Holdings PLC	123,887	2,890
Paychex, Inc.	111,351	7,255
S&P Global, Inc.	87,733	14,909
Verisk Analytics, Inc.*	57,724	6,294

		167,636

Telecom - 2.1%
AT&T, Inc.	2,543,338	72,587
CenturyLink, Inc.	333,551	5,053
Verizon Communications, Inc.	1,443,924	81,178

		158,818

Transportation & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	48,178	4,051
CSX Corp.	280,331	17,417
Expeditors International of Washington, Inc.	60,612	4,127
FedEx Corp.	84,607	13,650
JB Hunt Transport Services, Inc.	30,567	2,844
Kansas City Southern	35,496	3,388
Norfolk Southern Corp.	95,175	14,232
Union Pacific Corp.	257,476	35,591
United Parcel Service, Inc., Class B	242,898	23,690

		118,990

Transportation Equipment - 0.2%
Cummins, Inc.	51,644	6,902
PACCAR, Inc.	121,864	6,963

		13,865

Utilities - 3.3%
AES Corp.	230,036	3,326
Alliant Energy Corp.	82,694	3,494
Ameren Corp.	85,539	5,580
American Electric Power Co., Inc.	172,153	12,867
American Water Works Co., Inc.	63,264	5,742
CenterPoint Energy, Inc.	175,198	4,946
CMS Energy Corp.	99,400	4,935
Consolidated Edison, Inc.	108,832	8,321
Dominion Energy, Inc.	229,391	16,392
DTE Energy Co.	63,616	7,017
Duke Energy Corp.	249,053	21,493
Edison International	114,155	6,481
Entergy Corp.	63,436	5,460
Evergy, Inc.	91,997	5,223
Eversource Energy	110,913	7,214
Exelon Corp.	337,724	15,231
FirstEnergy Corp.	170,225	6,392
NextEra Energy, Inc.	166,965	29,022
NiSource, Inc.	126,049	3,195
NRG Energy, Inc.	101,533	4,021
PG&E Corp.*	181,990	4,322
Pinnacle West Capital Corp.	38,896	3,314
PPL Corp.	251,676	7,130
Public Service Enterprise Group, Inc.	176,629	9,194
SCANA Corp.	49,588	2,369
Sempra Energy	95,636	10,347
Southern (The) Co.	359,530	15,791
WEC Energy Group, Inc.	110,349	7,643
Xcel Energy, Inc.	179,490	8,843

		245,305

Waste & Environment Services & Equipment - 0.3%
Pentair PLC	56,035	2,117
Republic Services, Inc.	75,719	5,458
Waste Management, Inc.	137,079	12,199

		19,774

Total Common Stocks (Cost $3,820,519)		7,353,333

INVESTMENT COMPANIES - 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(2) (3)	33,988,377	33,988

Total Investment Companies (Cost $33,988)		33,988

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
2.12%, 1/10/19(4) (5)	$10,935	$10,929

Total Short-Term Investments (Cost $10,929)		10,929

Total Investments - 100.0% (Cost $3,865,436)		7,398,250

Other Assets less Liabilities - 0.0%		164

NET ASSETS - 100.0%		$7,398,414

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of December 31, 2018 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	428	$53,611	Long	3/19	$(797)

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	10.1%
Consumer Discretionaly	9.9
Consumer Staples	7.4
Energy	5.3
Financials	13.4
Health Care	15.5
Industrials	9.2
Information Technology	20.1
Materials	2.7
Real Estate	3.0
Utilities	3.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks(1)	$7,353,333	$—	$—	$7,353,333
Investment Companies	33,988	—	—	33,988
Short-Term Investments	—	10,929	—	10,929

Total Investments	$7,387,321	$10,929	$—	$7,398,250

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(797)	$—	$—	$(797)

(1)	Classifications as defined in the Schedule of Investments.

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$29,953	$531,962	$527,927	$—	$—	$2,179	$33,988	33,988
Northern Trust Corp.	7,921	558	486	(1,666)	159	115	6,486	78

Total	$37,874	$532,520	$528,413	$(1,666)	$159	$2,294	$40,474	34,066

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 15.7%
ABS Other - 15.7%
Albion Capital Corp. S.A.,
2.60%, 1/22/19	$2,000	$1,997
Atlantic Asset Securitization LLC,
2.99%, 6/11/19	3,500	3,454
Bedford Row Funding Corp.,
2.79%, 6/17/19	2,000	1,974
Bennington Stark Capital Co. LLC,
2.76%, 2/1/19	9,250	9,228
CAFCO LLC,
2.78%, 3/21/19	1,605	1,595
Cedar Springs Capital Co. LLC,
2.79%, 2/11/19	7,105	7,083
2.95%, 3/15/19	1,750	1,740
Collateralized Commercial Paper Co. LLC,
2.53%, 1/22/19	5,000	4,993
Concord Minutemen Capital Co. LLC, Class A,
2.73%, 2/5/19	2,500	2,493
2.82%, 2/19/19	4,000	3,985
CRC Funding LLC,
2.83%, 3/26/19	3,010	2,990
Crown Point Capital Co. LLC,
2.78%, 2/19/19	4,000	3,985
2.95%, 3/19/19	3,000	2,981
Kells Funding LLC,
2.33%, 1/18/19(1)	3,000	2,997
Lexington Parker Capital Co. LLC,
2.48%, 1/2/19	3,000	3,000
2.55%, 1/18/19	3,000	2,996
Liberty Street Funding LLC,
2.46%, 1/23/19	5,000	4,993
LMA Americas LLC,
2.55%, 1/9/19(1)	2,000	1,999
2.47%, 1/10/19	1,000	999
Matchpoint Finance PLC,
2.78%, 2/19/19	4,000	3,985
Nieuw Amsterdam Receivables Corp.,
2.39%, 1/10/19	2,000	1,999
2.71%, 2/20/19	4,000	3,985
2.75%, 2/22/19	3,500	3,486
Ridgefield Funding Co. LLC,
2.84%, 3/8/19	4,000	3,980

		82,917

Total ABS Commercial Paper (Cost $82,917)		82,917

ASSET-BACKED SECURITIES - 0.2%
ABS Other - 0.2%
CNH Equipment Trust 2018-A,
2.45%, 1/22/19	974	974

Total Asset-Backed Securities (Cost $974)		974

CERTIFICATES OF DEPOSIT - 30.6%
Banking - 29.1%
ABN AMRO Bank N.V., Amsterdam Branch,
2.84%, 3/1/19	4,000	4,000
Bank of America N.A., New York Branch,
2.49%, 1/14/19	2,250	2,250
Bank of Montreal, Chicago Branch,
(Floating, ICE LIBOR USD 3M + 0.09%),
2.77%, 2/25/19(2)	3,000	3,000
2.78%, 3/7/19	4,000	4,000
2.78%, 7/18/19	3,000	3,000
2.75%, 8/6/19	5,000	5,000
Bank of Nova Scotia, Houston Branch,
2.60%, 3/13/19	2,000	2,000
2.75%, 6/18/19	3,000	3,000
BNP Paribas S.A., New York Branch,
(Floating, ICE LIBOR USD 3M + 0.15%),
2.66%, 1/28/19(2)	3,000	3,000
2.60%, 2/11/19	2,000	2,000
Canadian Imperial Bank of Commerce,
(Floating, ICE LIBOR USD 3M + 0.17%),
2.68%, 1/29/19(2)	1,000	1,000
Chiba Bank Ltd., New York Branch,
2.73%, 2/1/19	2,000	2,000
2.93%, 3/18/19	1,000	1,000
Citibank N.A., New York Branch,
2.35%, 1/2/19	4,750	4,750

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 30.6% continued
Banking - 29.1% continued
Cooperatieve Rabobank U.A., New York Branch,
(Floating, ICE LIBOR USD 3M + 0.20%),
2.98%, 3/12/19(3)	$2,000	$2,000
Credit Agricole CIB, New York Branch,
2.50%, 2/11/19	3,000	3,000
(Floating, ICE LIBOR USD 3M + 0.15%),
2.79%, 2/19/19(2)	1,475	1,475
Credit Suisse A.G., New York Branch,
(Floating, ICE LIBOR USD 3M + 0.34%),
2.75%, 1/7/19(2)	3,000	3,000
DZ Bank A.G. Deutsche Zentral-Genossenschaftsbank, New York,
2.65%, 2/19/19	3,000	3,000
2.72%, 2/27/19	2,670	2,670
ING Bank N.V., Amsterdam Branch,
2.52%, 2/1/19	3,000	3,000
KBC Bank N.V., Brussels Branch,
2.74%, 2/15/19	2,000	2,000
Korea Development Bank, New York Branch,
2.70%, 4/8/19	3,000	3,000
Mitsubishi UFJ Trust & Banking Corp.,
2.68%, 1/25/19	3,000	3,000
2.84%, 3/1/19	2,500	2,500
National Australia Bank Ltd., London Branch,
2.43%, 1/16/19	3,000	3,000
2.66%, 6/28/19	3,000	3,000
Natixis S.A., New York Branch,
(Floating, ICE LIBOR USD 3M + 0.16%),
2.81%, 2/20/19(2)	4,000	4,000
Oversea-Chinese Banking Corp. Ltd.,
2.65%, 1/17/19	3,000	3,000
2.65%, 2/19/19	2,000	2,000
Royal Bank of Canada, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.25%),
2.65%, 1/11/19(3)	2,000	2,000
(Floating, ICE LIBOR USD 3M + 0.17%),
2.81%, 2/20/19(3)	2,000	2,000
(Floating, ICE LIBOR USD 3M + 0.17%),
2.94%, 3/7/19(2)	2,000	2,000
(Floating, ICE LIBOR USD 3M + 0.10%),
2.87%, 3/11/19(2)	3,000	3,000
(Floating, ICE LIBOR USD 3M + 0.21%),
2.99%, 3/11/19(2)	3,000	3,000
2.62%, 4/17/19	3,000	3,000
Shizuoka Bank Ltd., New York Branch,
2.67%, 1/18/19	1,000	1,000
2.65%, 1/30/19	2,000	2,000
2.76%, 2/21/19	720	720
Skandinaviska Enskilda Bank AB, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.16%),
2.58%, 1/14/19(2)	3,000	3,000
Societe Generale, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.18%),
2.71%, 2/7/19(2)	3,000	3,000
Sumitomo Mitsui Banking Corp., New York Branch,
2.75%, 3/4/19	2,500	2,500
2.75%, 3/11/19	5,000	5,000
Sumitomo Mitsui Trust Bank Ltd., London Branch,
2.65%, 1/25/19	4,000	4,000
2.78%, 4/6/19	2,750	2,750
Svenska Handelsbanken AB, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.10%),
2.84%, 3/4/19(2)	2,000	2,000
(Floating, ICE LIBOR USD 3M + 0.20%),
2.99%, 3/15/19(3)	2,000	2,000
(Floating, ICE LIBOR USD 3M + 0.21%),
3.01%, 3/19/19(2)	2,500	2,500
2.71%, 7/5/19	500	500
Toronto Dominion Bank, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.13%),
2.57%, 1/14/19(2)	3,000	3,000
2.48%, 2/4/19	3,000	3,000
Wells Fargo Bank N.A.,
(Floating, ICE LIBOR USD 3M + 0.15%),
2.60%, 1/17/19(2)	3,000	3,000
(Floating, ICE LIBOR USD 3M + 0.19%),
2.78%, 2/7/19(2)	3,000	3,000
(Floating, ICE LIBOR USD 3M + 0.23%),
2.88%, 2/25/19(2)	3,000	3,000

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 30.6% continued
Banking - 29.1% continued
Westpac Banking Corp., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.23%),
2.62%, 1/10/19(3)	$2,000	$2,000
(Floating, ICE LIBOR USD 3M + 0.10%),
2.84%, 3/4/19(2)	4,000	4,000
(Floating, ICE LIBOR USD 3M + 0.18%),
2.92%, 3/6/19(3)	3,000	3,000

		153,615

Finance Companies - 1.5%
Invesco Senior Income Trust,
2.52%, 1/3/19(4) (5)	8,000	8,000

Total Certificates Of Deposit (Cost $161,615)		161,615

COMMERCIAL PAPER - 13.3%
Banking - 12.4%
Canadian Imperial Bank of Commerce,
(Floating, ICE LIBOR USD 3M + 0.20%),
2.63%, 1/14/19(2)	3,000	3,000
Commonwealth Bank of Australia, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.11%),
2.54%, 1/4/19(1) (2)	3,000	3,000
DBS Bank Ltd.,
2.36%, 1/11/19(1)	2,000	1,999
DBS Bank Ltd., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.15%),
2.66%, 1/25/19(1) (2)	1,000	1,000
HSBC Bank PLC,
(Floating, ICE LIBOR USD 3M + 0.18%),
2.82%, 2/19/19(1) (3)	2,000	2,000
National Australia Bank Ltd., New York Branch,
(Floating, ICE LIBOR USD 3M + 0.19%),
2.97%, 3/11/19(1) (2)	3,000	3,000
(Floating, ICE LIBOR USD 3M + 0.20%),
2.99%, 3/15/19(1) (3)	1,100	1,100
Oversea-Chinese Banking Corp. Ltd.,
2.32%, 1/7/19(1)	3,000	2,999
(Floating, ICE LIBOR USD 3M + 0.19%),
2.60%, 1/10/19(1) (2)	3,500	3,500
(Floating, ICE LIBOR USD 1M + 0.16%),
2.62%, 1/18/19(1) (2)	5,000	5,000
(Floating, ICE LIBOR USD 3M + 0.17%),
2.81%, 2/20/19(1) (3)	2,000	2,000
2.43%, 2/25/19(1)	2,000	1,992
Toronto Dominion Bank,
2.54%, 1/4/19	11,000	10,998
2.44%, 1/22/19(1)	2,000	1,997
Toronto Dominion Bank, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.15%),
2.65%, 1/24/19(1) (2)	3,000	3,000
(Floating, ICE LIBOR USD 3M + 0.27%),
3.09%, 3/26/19(1) (3)	2,000	2,000
UBS A.G., London Branch,
(Floating, ICE LIBOR USD 3M + 0.33%),
2.74%, 1/9/19(2)	3,000	3,000
United Overseas Bank Ltd.,
2.42%, 1/16/19(1)	3,000	2,997
2.62%, 2/12/19	3,000	2,991
2.47%, 2/14/19(1)	3,000	2,991
2.81%, 3/5/19(1)	5,000	4,975

		65,539

Brokerage - 0.9%
JPMorgan Securities LLC,
(Floating, ICE LIBOR USD 3M + 0.14%),
2.55%, 1/8/19(1) (2)	2,000	2,000
2.73%, 6/14/19(1)	3,000	2,963

		4,963

Total Commercial Paper (Cost $70,502)		70,502

EURODOLLAR TIME DEPOSITS - 13.5%
Banking - 13.5%
Australia and New Zealand Banking Group,
2.45%, 1/2/19	20,000	20,000
Bank of Nova Scotia, Toronto Branch,
2.40%, 1/2/19	8,500	8,500
Mizuho Bank Ltd., New York Branch,
2.45%, 1/2/19	19,000	19,000
2.50%, 1/3/19	6,000	6,000
Royal Bank of Canada, Toronto Branch,
2.45%, 1/2/19	8,000	8,000

NORTHERN FUNDS QUARTERLY REPORT     3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 13.5% continued
Banking - 13.5% continued
Skandinaviska Enskilda Banken AB,
2.35%, 1/2/19	$10,000	$10,000

		71,500

Total Eurodollar Time Deposits (Cost $71,500)		71,500

MUNICIPAL INVESTMENTS - 9.2%
California - 2.9%
Greentree Senior Apartments II Bonds, (FHLB of San Francisco LOC),
2.55%, 1/3/19(2) (4)	12,400	12,400
H.W. Hellmann Building L.P. Bonds,
2.55%, 1/9/19(4) (5)	3,000	3,000

		15,400

Delaware - 1.0%
Capital Source 16 LLC Bonds,
2.72%, 1/9/19(4) (5)	5,500	5,500

Florida - 1.9%
JP Morgan Chase Putters/Drivers Trust for Halifax Various States Revenue Bonds, Series T0024 (JPMorgan Chase Bank N.A. LOC),
2.50%, 1/2/19(1) (4) (5)	10,000	10,000

New York - 1.9%
JP Morgan Chase Putters / Drivers Various States Revenue Bonds, Series T0009,
2.50%, 1/2/19(1) (4) (5)	10,000	10,000

Washington - 1.5%
ASC Admiral Way LLC Bonds,
2.55%, 1/9/19(4) (5)	8,000	8,000

Total Municipal Investments (Cost $48,900)		48,900

Investments, at Amortized Cost ($436,408)		436,408

REPURCHASE AGREEMENTS - 14.3%(6)
Repurchase Agreements - 14.3%
Barclays Capital, Inc., dated 12/31/18, repurchase price $100,016, dated 12/31/18, repurchase price $50,008
2.90%, 1/2/19	50,000	50,000
Citigroup Global Markets, Inc., dated 12/31/18, repurchase price $15,781
3.00%, 1/2/19	15,778	15,778
Merrill Lynch, dated 12/31/18, repurchase price $10,018
2.69%, 3/1/19	10,000	10,000

		75,778

Total Repurchase Agreements (Cost $75,778)		75,778

Total Investments - 96.8% (Cost $512,186)		512,186

Other Assets less Liabilities - 3.2%		16,843

NET ASSETS - 100.0%		$529,029

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)

Variable rate security. Rate as of December 31, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(4)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(5)

Variable rate security. Rate as of December 31, 2018 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Corporate Bonds	$10,700	2.65% - 3.39%	1/30/23 - 2/5/25
U.S. Treasury Bonds	$51,000	2.75%	8/15/47
U.S. Treasury Notes	$16,094	1.44% - 2.75%	1/31/20 - 2/15/28

Total	$77,794

Percentages shown are based on Net Assets.

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of December 31, 2018:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Money Market Fund(1)	$—	$512,186	$—	$512,186

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMETNS:

1M - 1 Month

3M - 3 Month

ABS - Asset-Backed Securities

CIB - Corporate and Investment Bank

FHLB - Federal Home Loan Bank

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

LOC - Letter of Credit

USD - United States Dollars

NORTHERN FUNDS QUARTERLY REPORT     5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6%
Alabama - 1.0%
Mobile County IDA PCR Refunding Bonds, ExxonMobil Project,
1.60%, 1/2/19(1) (2)	$3,000	$3,000
Tuscaloosa County IDA Gulf Opportunity Zone Variable Revenue Bonds, Series A, Hunt Refining Project (JPMorgan Chase Bank N.A. LOC),
1.73%, 1/9/19(1) (2)	2,500	2,500

		5,500

Alaska - 3.8%
Alaska State Housing Finance Corp. Home Mortgage Variable Revenue Bonds, Series B,
1.71%, 1/9/19(1) (2)	3,700	3,700
Alaska State Industrial Development & Export Authority Variable Revenue Refunding Bonds, Series 2009A, Greater Fairbanks (Bank of Tokyo-Mitsubishi UFJ LOC),
1.70%, 1/2/19(1) (2)	10,150	10,150
Valdez Marine Terminal Revenue Refunding Bonds, Series B, Exxon Pipeline Company Project,
1.60%, 1/2/19(1) (2)	1,100	1,100
Valdez Marine Terminal Revenue Refunding Bonds, Series C, Exxon Pipeline Co. Project,
1.60%, 1/2/19(1) (2)	6,010	6,010

		20,960

Colorado - 3.1%
Colorado State General Fund Revenue TRANS,
4.00%, 6/26/19	7,000	7,073
Colorado State HFA SFM Class I Adjustable Revenue Bonds,
1.67%, 1/9/19(1) (2)	3,000	3,000
Colorado State HFA SFM Class I Adjustable Revenue Refunding Bonds (GNMA Insured),
1.70%, 1/9/19(1) (2)	5,000	5,000
Colorado State Housing & Finance Authority SFM Revenue Bonds, Series 1-A3,
1.73%, 1/9/19(1) (2)	1,830	1,830

		16,903

Connecticut - 0.8%
Connecticut State HFA Housing Finance Program Variable Revenue Refunding Bonds, Subseries F-3,
1.70%, 1/9/19(1) (2)	4,200	4,200

Florida - 10.0%
Broward County School District Revenue TANS,
3.00%, 6/12/19	1,000	1,005
Florida State Gulf Coast University Financing Corp. Capital Improvement Variable Revenue Bonds, Series A, Parking Project (BMO Harris Bank N.A. LOC),
1.71%, 1/9/19(1) (2)	5,485	5,485
Florida State HFA Adjustable Revenue Bonds (FNMA Insured),
1.70%, 1/9/19(1) (2)	3,700	3,700
Florida State Housing Finance Corp. Multifamily Mortgage Variable Revenue Bonds, Series K-1, Autumn Place Apartments (Suntrust Bank LOC),
1.73%, 1/9/19(1) (2)	5,075	5,075
Florida State Housing Finance Corp. Revenue Refunding Bonds, Series N-1, Lighthouse Bay Apartments,
1.71%, 1/9/19(1) (2)	7,250	7,250
Highlands County Health Facilities Authority Variable Revenue Bonds, Series A, Hospital-Adventist Health System,
1.71%, 1/9/19(1) (2)	7,170	7,170
Miami-Dade County Seaport Variable Revenue Bonds, Series A (Bank of Tokyo-Mitsubishi UFJ LOC),
1.70%, 1/9/19(1) (2)	5,100	5,100
Sunshine State Governmental Financing Commission Variable Revenue Bonds, Series A, Miami Dade County Program (MUFG Union Bank N.A. LOC),
1.72%, 1/9/19(1) (2)	9,500	9,500

NORTHERN FUNDS QUARTERLY REPORT     1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
Florida - 10.0% continued
Tender Option Bond Trust Receipts/Certificates Various States Floaters Special TRB, Series 2018-BAML7001 (Bank of America N.A. LOC),
1.76%, 1/9/19(1) (2) (3)	$10,995	$10,995

		55,280

Georgia - 0.6%
Fulton County Development Authority Variable Revenue Bonds, King’s Ridge Christian School (Branch Banking & Trust Co. LOC),
1.72%, 1/9/19(1) (2)	690	690
Savannah EDA Exempt Facility Variable Revenue Bonds (AMT), Consolidated Utilities Project (Branch Banking & Trust Co. LOC),
1.76%, 1/9/19(1) (2)	2,430	2,430

		3,120

Illinois - 18.2%
Illinois State Development Finance Authority Variable Revenue Bonds, North Park University Project (U.S. Bank N.A. LOC),
1.67%, 1/9/19(1) (2)	4,500	4,500
Illinois State Development Finance Authority Variable Revenue Bonds, Series B, Evanston Northwestern,
1.71%, 1/2/19(1) (2)	6,880	6,880
Illinois State Development Finance Authority Variable Revenue Bonds, Wheaton Academy Project (BMO Harris Bank N.A. LOC),
1.70%, 1/9/19(1) (2)	5,700	5,700
Illinois State Finance Authority Adjustable Revenue Bonds, North Western University,
1.75%, 1/9/19(1) (2)	2,540	2,540
Illinois State Finance Authority Variable Revenue Bonds, Community Action Partnership (Citibank N.A. LOC),
1.77%, 1/9/19(1) (2)	2,370	2,370
Illinois State Finance Authority Variable Revenue Bonds, Northwestern Memorial Hospital University,
1.63%, 1/2/19(1) (2)	5,085	5,085
Illinois State Finance Authority Variable Revenue Bonds, Northwestern Memorial Hospital University (U.S. Bank N.A. LOC),
1.63%, 1/2/19(1) (2)	4,300	4,300
Illinois State Finance Authority Variable Revenue Bonds, Series A, Community Action Partnership (BMO Harris Bank N.A. LOC),
1.77%, 1/9/19(1) (2)	2,960	2,960
Illinois State Finance Authority Variable Revenue Bonds, Series B, University of Chicago Media Center (Wells Fargo Bank N.A. LOC),
1.60%, 1/2/19(1) (2)	1,800	1,800
Illinois State Finance Authority Variable Revenue Bonds, Series D-1, University Of Chicago Medical (PNC Bank N.A. LOC),
1.68%, 1/2/19(1) (2)	6,000	6,000
Illinois State Finance Authority Variable Revenue Bonds, University of Chicago Medical Center, Series D-2 (PNC Bank N.A. LOC),
1.68%, 1/2/19(1) (2)	2,300	2,300
Illinois State Finance Authority Variable Revenue Refunding Bonds, Hospital Sisters Services (Bank of Montreal LOC),
1.71%, 1/9/19(1) (2)	5,000	5,000
Illinois State Health Facilities Authority Variable Revenue Refunding Bonds, Evanston Hospital Corp.,
1.76%, 1/9/19(1) (2)	4,500	4,500
Illinois State Toll Highway Authority Variable Revenue Bonds, Series A-2A, Senior Priority (Bank of Tokyo-Mitsubishi UFJ LOC),
1.77%, 1/9/19(1) (2)	5,360	5,360
JP Morgan Chase Putters/Drivers Trust for Chicago Various States Revenue Bonds, Series 5021 (JPMorgan Chase Bank N.A. LOC),
1.78%, 1/1/19(1) (3) (4)	6,000	6,000
Quad Cities Regional EDA Adjustable Revenue Bonds, Augustana College (BMO Harris Bank N.A. LOC),
1.70%, 1/9/19(1) (2)	3,700	3,700

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
Illinois - 18.2% continued
RBC Municipal Products, Inc. Trust Revenue Notes, Series 2017-E-100 (AGM Insured),
1.74%, 1/9/19(1) (2) (3)	$14,800	$14,800
Tender Option Bond Trust Receipts/Certificates Various States Floaters Revenue Bonds, Series 2018-XF253,
1.74%, 1/9/19(1) (2) (3)	6,400	6,400
Tender Option Bond Trust Receipts/Certificates Various States Floaters Special TRB, Series 2017-XG0108 (Barclays Bank PLC LOC),
1.89%, 1/9/19(1) (2) (3)	10,000	10,000

		100,195

Indiana - 4.5%
Indiana State Finance Authority Environmental Variable Revenue Refunding Bonds, Series A-4, Duke Energy Indiana Project (Sumitomo Mitsui Banking LOC),
1.65%, 1/2/19(1) (2)	3,600	3,600
Indiana State Finance Authority Health System Variable Revenue Refunding Bonds, Series I, Sisters of St. Francis Health Services, Inc. (Barclays Bank PLC LOC),
1.70%, 1/2/19(1) (2)	6,885	6,885
Indiana State Finance Authority Hospital Variable Revenue Bonds, Parkview Health System (Wells Fargo Bank N.A. LOC),
1.58%, 1/9/19(1) (2)	4,000	4,000
Indiana State Finance Authority Hospital Variable Revenue Bonds, Series D, Parkview Health System (Wells Fargo Bank N.A. LOC),
1.68%, 1/2/19(1) (2)	10,500	10,500

		24,985

Iowa - 0.9%
Iowa State Finance Authority Community Variable Revenue Bonds, Wesley Retirement Services (Bank of America N.A. LOC),
1.72%, 1/9/19(1) (2)	300	300
1.72%, 1/9/19(1) (2)	1,020	1,020
Tender Option Bond Trust Receipts/Certificates Various States Floaters Revenue Bonds, Series 2017-ZM0582,
1.74%, 1/9/19(1) (2) (3)	3,750	3,750

		5,070

Kentucky - 0.2%
Lexington-Fayette Urban County Government Variable Revenue Refunding Bonds, Eastland Parkway (Traditional Bank, Inc. LOC),
2.01%, 1/9/19(1) (2)	1,115	1,115

Louisiana - 2.5%
East Baton Rouge Parish IDB, Inc. Variable Revenue Bonds, Exxonmobil Project,
1.66%, 1/2/19(1) (2)	1,500	1,500
East Baton Rouge Parish IDB, Inc. Variable Revenue Bonds, Series A, ExxonMobil Project,
1.66%, 1/2/19(1) (2)	1,000	1,000
East Baton Rouge Parish Road & Street Sales Tax Variable Revenue Refunding Bonds, Series A (Citibank N.A. LOC),
1.78%, 1/9/19(1) (2)	5,300	5,300
Louisiana State Public Facilities Authority Multifamily Variable Revenue Refunding Bonds (FNMA Insured),
1.76%, 1/9/19(1) (2)	6,000	6,000

		13,800

Maryland - 1.7%
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Ordenton Christian School (PNC Bank N.A. LOC),
1.71%, 1/9/19(1) (2)	3,535	3,535
Washington Suburban Sanitary District Variable G.O. Unlimited BANS, Series B-3,
1.80%, 1/9/19(1) (2)	5,970	5,970

		9,505

NORTHERN FUNDS QUARTERLY REPORT     3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
Massachusetts - 1.0%
Massachusetts State G.O. Limited RANS, Series A,
4.00%, 4/25/19	$5,500	$5,538

Michigan - 0.6%
Michigan State Finance Authority Variable Revenue Bonds, Series D, Healthcare Equipment Loan Program (JPMorgan Chase Bank N.A. LOC),
1.72%, 1/9/19(1) (2)	180	180
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds, CS Facilities LLC Project (MUFG Union Bank N.A. LOC),
1.78%, 1/9/19(1) (2)	3,000	3,000

		3,180

Minnesota - 3.5%
Hennepin County Variable Refunding G.O. Unlimited Bonds, Series B,
1.68%, 1/9/19(1) (2)	5,000	5,000
Minnesota State Higher Education Facilities Authority Revenue Variable Bonds, Series 6Q, Concordia University, St. Paul (U.S. Bank N.A. LOC),
1.71%, 1/2/19(1) (2)	5,035	5,035
Minnetonka City MFH Variable Revenue Bonds, Tonka Creek Project (Bridgewater Bank LOC),
1.79%, 1/9/19(1) (2)	3,410	3,410
Minnetonka City MFH Variable Revenue Refunding Bonds, Minnetonka Hills Apartments (FNMA LOC),
1.80%, 1/9/19(1) (2)	295	295
Owatonna Housing Variable Revenue Refunding Bonds, Series A, Second Century Project (Bridgewater Bank LOC),
1.82%, 1/9/19(1) (2)	1,975	1,975
Saint Louis Park MFH Variable Revenue Bonds, Series B, Shoreham Project (Bridgewater Bank LOC),
1.79%, 1/9/19(1) (2)	3,700	3,700

		19,415

Mississippi - 2.1%
Jackson County Pollution Control Adjustable Revenue Refunding Bonds, Chevron U.S.A., Inc. Project,
1.66%, 1/2/19(1) (2)	1,000	1,000
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series C, Chevron USA, Inc. Project,
1.61%, 1/2/19(1) (2)	100	100
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series E, Chevron USA, Inc. Project,
1.66%, 1/2/19(1) (2)	1,500	1,500
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series F, Chevron USA, Inc. Project,
1.66%, 1/2/19(1) (2)	8,000	8,000
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series K, Chevron U.S.A., Inc.,
1.66%, 1/2/19(1) (2)	800	800

		11,400

Missouri - 2.6%
Bridgeton IDA Variable Revenue Bonds, Stolze Printing Project (Carrollton Bank LOC),
1.77%, 1/9/19(1) (2)	1,900	1,900
Platte County Missouri IDA MFH Adjustable Revenue Refunding Bonds, Wexford Place Project,
1.76%, 1/9/19(1) (2)	5,160	5,160
Saint Charles County IDA Variable Revenue Refunding Bonds, Casalon Apartments Project (FNMA LOC),
1.71%, 1/9/19(1) (2)	5,230	5,230
Saint Louis Missouri City IDA Variable Revenue Bonds, Mid-America Transplant Services (BMO Harris Bank N.A. LOC),
1.71%, 1/2/19(1) (2)	2,070	2,070

		14,360

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
New York - 4.8%
New York Adjustable G.O. Unlimited Bonds, Subseries G-7 (Bank of Tokyo-Mitsubishi UFJ LOC),
1.75%, 1/2/19(1) (2)	$900	$900
New York City Housing Development Corp. MFH Variable Revenue Refunding Bonds, Series G,
1.50%, 2/1/19	5,325	5,325
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Second General Resolution,
1.69%, 1/2/19(1) (2)	200	200
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series CC-2, Second General Resolution,
1.71%, 1/2/19(1) (2)	1,000	1,000
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series F-1,
1.80%, 1/2/19(1) (2)	1,000	1,000
New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Bonds, Series A-3,
1.75%, 1/2/19(1) (2)	1,800	1,800
New York G.O. Unlimited Bonds, Subseries I-4, (TD Bank N.A. LOC),
1.75%, 1/2/19(1) (2)	1,800	1,800
New York Mortgage Agency Home Owner Mortgage Variable Revenue Bonds, Non Ace Series 207,
1.70%, 1/9/19(1) (2)	9,000	9,000
New York State HFA Variable Revenue Bonds, Series S, 19 India Street (JPMorgan Chase Bank N.A. LOC),
1.77%, 1/9/19(1) (2)	2,320	2,320
New York State Housing Finance Agency 100 Maiden Loan Variable Revenue Bonds (FNMA LOC),
1.70%, 1/9/19(1) (2)	1,000	1,000
New York State Housing Finance Agency Variable Revenue Bonds, 316 Eleventh Avenue Housing, Series A (FNMA LOC),
1.77%, 1/9/19(1) (2)	1,100	1,100
New York Variable G.O. Unlimited Bonds, Series D, Fiscal 2019,
1.72%, 1/2/19(1) (2)	1,000	1,000
New York Variable G.O. Unlimited Bonds, Subseries E-5 (TD Bank N.A. LOC),
1.75%, 1/2/19(1) (2)	200	200

		26,645

Ohio - 2.2%
Ohio State Higher Educational Facilities Commission Hospital Revenue Bonds, Cleveland Clinic Health System,
1.73%, 1/2/19(1) (2)	2,500	2,500
Ohio State Hospital Variable Revenue Refunding Bonds, University Hospitals Health System (PNC N.A. Bank LOC),
1.70%, 1/2/19(1) (2)	6,000	6,000
1.71%, 1/9/19(1) (2)	3,800	3,800

		12,300

Oregon - 0.1%
Oregon State Facilities Authority Variable Revenue Bonds, Series A, Quatama Crossing Housing (FNMA LOC),
1.77%, 1/9/19(1) (2)	300	300

Pennsylvania - 3.6%
Lancaster County Hospital Authority Variable Revenue Bonds, Series D, Masonic Homes Project (JPMorgan Chase Bank N.A. LOC),
1.61%, 1/2/19(1) (2)	3,300	3,300
Lancaster IDA Adjustable Revenue Bonds, Series A, Willow Valley Retirement (PNC Bank N.A. LOC),
1.71%, 1/9/19(1) (2)	200	200
RBC Municipal Products, Inc. Trust Revenue Bonds, Series E-101, Floater Certificates (Royal Bank of Canada LOC),
1.74%, 1/9/19(1) (2)	5,000	5,000

NORTHERN FUNDS QUARTERLY REPORT     5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
Pennsylvania - 3.6% continued
RBC Municipal Products, Inc. Trust Revenue Bonds, Series E-111 (Royal Bank of Canada LOC),
1.70%, 1/2/19(1) (2)	$7,000	$7,000
West Cornwall Township Municipal Authority Senior Living Facility Variable Revenue Bonds, Lebanon Valley Bretheren Home Project (PNC Bank N.A. LOC),
1.71%, 1/9/19(1) (2)	4,215	4,215

		19,715

Rhode Island - 0.9%
Rhode Island Health & Educational Building Corp. Variable Revenue Refunding Bonds, Bryant University (TD Bank N.A. LOC),
1.67%, 1/9/19(1) (2)	5,000	5,000

South Carolina - 2.3%
South Carolina Public Service Bonds,
1.88%, 2/5/19	12,000	12,000
1.95%, 2/5/19	470	470

		12,470

South Dakota - 0.5%
South Dakota HDA MFH Variable Revenue Bonds, Country Meadows Apartments Project,
1.71%, 1/9/19(1) (2)	2,500	2,500

Tennessee - 5.3%
Blount County Public Building Authority Variable Revenue Bonds, Series C-3-A, Local Government Public Improvement (County Gtd.),
1.73%, 1/9/19(1) (2)	5,400	5,400
Blount County Public Building Authority Variable Revenue Bonds, Series E-6-A, Local Government Public Improvement (County Gtd.) (Branch Banking & Trust Co. LOC),
1.73%, 1/9/19(1) (2)	4,105	4,105
Blount County Public Building Authority Variable Revenue Bonds, Series E-7-A, Local Government Public Improvement (County Gtd.) (Branch Banking & Trust Co. LOC),
1.73%, 1/9/19(1) (2)	2,275	2,275
Knox County Health & Educational Facilities Board Variable Revenue Bonds, Johnson Bible College Project (Home Federal Bank of Tennessee LOC),
1.73%, 1/9/19(1) (2)	1,900	1,900
Sevier County Public Building Authority Variable Revenue Bonds, Series 6-A1, Local Government Public Improvement (County Gtd.),
1.73%, 1/9/19(1) (2)	7,040	7,040
Sevier County Public Building Authority Variable Revenue Bonds, Series B-1, Local Government Public Improvement (Branch Banking & Trust LOC),
1.73%, 1/9/19(1) (2)	2,740	2,740
Shelby County Health Educational & Housing Facilities Board Variable Revenue Bonds, Methodist Le Bonheur (AGM Insured),
1.73%, 1/2/19(1) (2)	6,000	6,000

		29,460

Texas - 17.2%
Bexar County HFA Variable Revenue Refunding Bonds, Altamonte Apartments Project (FNMA LOC),
1.76%, 1/9/19(1) (2)	3,100	3,100
Bexar HDFC Health Care Revenue Bonds, Series A, Centro Del Barrio (JPMorgan Chase Bank N.A. LOC),
1.77%, 1/9/19(1) (2)	6,295	6,295
Bexar Housing Finance Corp. Variable Revenue Refunding Bonds, Palisades Park Apartments Project,
1.79%, 1/9/19(1) (2)	3,280	3,280
Brazos Harbor Industrial Development Corp. Variable Revenue Refunding Bonds, BASF Corp. Project,
1.75%, 1/9/19(1) (2)	2,400	2,400
Denton Independent School District School Building Variable G.O. Unlimited Bonds, Series B (PSF-Gtd.),
1.80%, 1/9/19(1) (2)	3,000	3,000

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
Texas - 17.2% continued
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Subseries C-1, Methodist Hospital System,
1.72%, 1/1/19(1) (2)	$5,400	$5,400
Harris County Hospital District Variable Revenue Refunding Bonds, Senior Lien (JPMorgan Chase Bank N.A. LOC),
1.76%, 1/9/19(1) (2)	2,055	2,055
JP Morgan Chase Putters/Drivers Trust for Harris County Various States Revenue Bonds, Series 5018 (JPMorgan Chase Bank N.A. LOC),
1.74%, 1/1/19(1) (3) (4)	2,000	2,000
Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Bonds, Exxonmobil Project,
1.64%, 1/2/19(1) (2)	300	300
Mansfield Industrial Development Corp. Revenue Bonds (AMT), Aces-Pier 1-Imports-Texas, Inc. Project (JPMorgan Chase Bank N.A. LOC),
1.79%, 1/9/19(1) (2)	100	100
Mesquite Independent School District Variable G.O. Unlimited Bonds, Series A, School Building Project (PSF-Gtd.),
1.75%, 1/9/19(1) (2)	2,240	2,240
Northwest Independent School District Variable G.O. Unlimited Bonds (PSF-Gtd.),
1.75%, 1/9/19(1) (2)	500	500
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Variable Revenue Bonds, Series A, Total Petrochemicals,
1.75%, 1/9/19(1) (2)	5,000	5,000
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Variable Revenue Bonds, Total Petrochemicals,
1.75%, 1/9/19(1) (2)	12,500	12,500
1.75%, 1/9/19(1) (2)	1,600	1,600
San Antonio MFH Finance Corp. Variable Revenue Bonds, Artisan San Pedro Apartments (FHLMC LOC),
1.71%, 1/9/19(1) (2)	2,200	2,200
Texas State Department of Housing & Community Affairs MFH Variable Revenue Bonds, Costa Mariposa Apartments,
1.71%, 1/9/19(1) (2)	7,000	7,000
Texas State Multi-Mode Mobility Fund G.O. Unlimited Bonds, Series B-R,
1.70%, 1/9/19(1) (2)	3,800	3,800
Texas State TRANS,
4.00%, 8/29/19	19,900	20,172
University of North Bonds,
1.80%, 1/10/19	7,080	7,080
University of Texas System Bonds,
1.83%, 2/14/19	5,000	5,000

		95,022

Utah - 0.4%
Murray City Utah Hospital Variable Revenue Bonds, Health Services Inc., Series B,
1.76%, 1/9/19(1) (2)	2,200	2,200

Virginia - 1.5%
Albemarle County EDA Hospital Variable Revenue Refunding Bonds, Sentara Martha Jeffers,
1.69%, 1/9/19(1) (2)	5,000	5,000
Lynchburg EDA Hospital Variable Revenue Refunding Bonds, Centra Health Obligated (Branch Banking & Trust LOC),
1.65%, 1/2/19(1) (2)	3,500	3,500

		8,500

Washington - 1.2%
Washington State Higher Education Facilities Authority Variable Revenue Bonds, Whitman College Project,
1.74%, 1/9/19(1) (2)	3,005	3,005

NORTHERN FUNDS QUARTERLY REPORT    7    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.6% continued
Washington - 1.2% continued
Washington State Housing Finance Commission Variable Revenue Bonds, Draw Down Redmond Ridge Apartments (FHLB LOC),
1.72%, 1/9/19(1) (2)	$3,500	$3,500

		6,505

Wisconsin - 1.7%
Milwaukee RANS, Series M10,
4.00%, 9/30/19	6,000	6,089
Shawano County Revenue BANS,
3.00%, 9/1/19	3,000	3,011
Sun Prairie Development Variable Revenue Bonds, YMCA Dane County Project (U.S. Bank N.A. LOC),
1.71%, 1/9/19(1) (2)	470	470

		9,570

Municipal States Pooled Securities - 0.8%
Tender Option Bond Trust Receipts/Certificates Various States Floaters Revenue Bonds, Series 2017-XM0492
1.74%, 1/9/19(1) (2) (3)	4,250	4,250

Total Municipal Investments (Cost $548,963)		548,963

Total Investments - 99.6% (Cost $548,963)		548,963

Other Assets less Liabilities - 0.4%		2,384

NET ASSETS - 100.0%		$551,347

(1)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(2)

Variable rate security. Rate as of December 31, 2018 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)

Variable rate security. Rate as of December 31, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

Percentages shown are based on Net Assets.

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Hospital	26.1%
Housing	16.2
State	11.9
University	9.4
IDB & PCR	7.2
School	7.1
All other sectors less than 5%	22.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of December 31, 2018:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Money Market Fund(1)	$—	$548,963	$—	$548,963

(1)	Classifications as defined in the Schedule of Investments.

MONEY MARKET FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

EXPLANATIONS OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

LOC - Letter of Credit

MFH - MultiFamily Housing

PCR - Pollution Control Revenue

PSF - Permanent School Fund

RANS - Revenue Anticipation Notes

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    9    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 42.0%(1)
Federal Farm Credit Bank - 9.8%
FFCB Bonds,
2.30%, 6/11/19	$35,000	$34,990
FFCB Discount Notes,
1.83%, 1/4/19(2)	12,000	11,998
2.07%, 1/16/19(2)	20,000	19,983
2.23%, 1/25/19(2)	7,000	6,990
2.25%, 2/11/19(2)	5,000	4,987
2.24%, 2/21/19(2)	12,000	11,962
2.26%, 2/27/19(2)	5,000	4,982
2.24%, 3/5/19(2)	40,000	39,845
2.25%, 3/11/19(2)	8,000	7,965
2.29%, 3/18/19(2)	7,000	6,967
2.26%, 3/19/19(2)	5,000	4,976
2.28%, 3/22/19(2)	11,000	10,945
2.26%, 3/28/19(2)	15,000	14,920
2.18%, 4/5/19(2)	5,000	4,972
2.17%, 4/9/19(2)	16,000	15,907
2.27%, 4/9/19(2)	20,000	19,877
2.26%, 4/10/19(2)	12,000	11,926
2.26%, 4/12/19(2)	3,000	2,981
2.26%, 4/18/19(2)	19,000	18,874
2.28%, 4/25/19(2)	26,000	25,815
2.34%, 4/30/19(2)	5,000	4,962
2.35%, 5/2/19(2)	5,000	4,961
2.34%, 5/3/19(2)	14,000	13,890
2.29%, 5/8/19(2)	20,000	19,841
2.36%, 5/20/19(2)	7,000	6,937
2.38%, 5/21/19(2)	35,000	34,680
2.54%, 5/23/19(2)	9,000	8,911
2.30%, 5/28/19(2)	20,000	19,815
2.35%, 6/17/19(2)	15,000	14,839
2.42%, 7/9/19(2)	20,000	19,749
2.46%, 7/26/19(2)	14,000	13,805
2.45%, 8/12/19(2)	15,000	14,775
2.67%, 8/26/19(2)	15,000	14,740
2.67%, 9/3/19(2)	20,000	19,642
2.68%, 9/10/19(2)	25,000	24,538
2.68%, 9/16/19(2)	13,000	12,754
2.68%, 9/17/19(2)	25,000	24,525
2.69%, 9/17/19(2)	16,000	15,695
2.69%, 9/24/19(2)	11,000	10,785
2.71%, 10/15/19(2)	25,000	24,468
2.72%, 10/28/19(2)	15,000	14,665
2.73%, 10/31/19(2)	4,000	3,910
2.64%, 11/18/19(2)	48,000	46,887
2.74%, 11/20/19(2)	20,000	19,516
FFCB Notes,
(Floating, ICE LIBOR USD 1M - 0.07%),
2.28%, 1/1/19(3)	35,000	35,000
(Floating, U.S. Federal Funds - 0.01%),
2.39%, 1/1/19(3)	75,000	74,995
(Floating, U.S. Federal Funds + 0.02%),
2.42%, 1/1/19(3)	8,000	8,000
(Floating, U.S. Federal Funds + 0.03%),
2.43%, 1/1/19(3)	55,000	54,997
(Floating, U.S. Federal Funds + 0.13%),
2.53%, 1/1/19(3)	55,000	55,000
(Floating, U.S. Federal Funds + 0.15%),
2.55%, 1/1/19(3)	20,000	19,996
(Floating, ICE LIBOR USD 3M - 0.14%),
2.66%, 1/1/19(3)	75,000	75,000
(Floating, ICE LIBOR USD 1M - 0.09%),
2.26%, 1/2/19(3)	80,000	79,995
(Floating, ICE LIBOR USD 1M - 0.06%),
2.29%, 1/2/19(3)	40,000	40,000
(Floating, ICE LIBOR USD 1M - 0.09%),
2.26%, 1/3/19(3)	125,000	124,996
(Floating, ICE LIBOR USD 1M - 0.05%),
2.33%, 1/6/19(3)	55,000	55,000
(Floating, ICE LIBOR USD 1M - 0.08%),
2.35%, 1/13/19(3)	80,000	79,997
(Floating, ICE LIBOR USD 1M - 0.08%),
2.36%, 1/13/19(3)	50,000	49,996
(Floating, ICE LIBOR USD 1M - 0.08%),
2.37%, 1/16/19(3)	40,000	40,000
(Floating, ICE LIBOR USD 1M - 0.09%),
2.38%, 1/20/19(3)	120,000	120,000
(Floating, ICE LIBOR USD 1M - 0.04%),
2.44%, 1/20/19(3)	85,000	85,000
(Floating, ICE LIBOR USD 1M - 0.03%),
2.44%, 1/20/19(3)	175,000	174,957
(Floating, ICE LIBOR USD 1M - 0.07%),
2.44%, 1/23/19(3)	30,000	29,999
(Floating, ICE LIBOR USD 3M - 0.14%),
2.48%, 2/13/19(3)	60,000	60,000
(Floating, ICE LIBOR USD 3M - 0.14%),
2.68%, 3/27/19(3)	15,000	15,000

		1,969,080

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 42.0%(1) continued
Federal Home Loan Bank - 29.5%
FHLB Bonds,
2.50%, 5/20/19	$80,000	$79,992
0.88%, 8/5/19	30,000	29,686
1.50%, 10/21/19	57,700	57,122
FHLB Discount Notes,
2.15%, 1/4/19(2)	229,000	228,959
2.17%, 1/7/19(2)	43,000	42,984
2.18%, 1/7/19(2)	100,000	99,964
2.20%, 1/7/19(2)	27,000	26,990
2.16%, 1/8/19(2)	105,000	104,956
2.17%, 1/8/19(2)	155,000	154,935
2.15%, 1/11/19(2)	373,000	372,778
2.17%, 1/11/19(2)	116,000	115,931
2.17%, 1/15/19(2)	35,000	34,971
2.16%, 1/17/19(2)	25,000	24,976
2.26%, 1/17/19(2)	70,000	69,930
2.34%, 1/25/19(2)	100,000	99,843
2.42%, 2/7/19(2)	200,000	199,509
2.37%, 2/13/19(2)	30,000	29,915
2.38%, 2/20/19(2)	35,000	34,885
2.21%, 2/22/19(2)	25,000	24,921
2.38%, 2/27/19(2)	50,000	49,811
2.39%, 3/1/19(2)	45,000	44,824
2.38%, 3/6/19(2)	230,000	229,019
2.27%, 3/8/19(2)	35,000	34,856
2.38%, 3/11/19(2)	35,000	34,842
2.36%, 3/20/19(2)	55,000	54,713
2.38%, 3/20/19(2)	55,000	54,718
2.38%, 3/21/19(2)	110,000	109,429
2.39%, 3/21/19(2)	115,000	114,396
2.40%, 3/21/19(2)	240,000	238,745
2.41%, 3/21/19(2)	55,000	54,713
2.28%, 4/24/19(2)	30,000	29,788
2.50%, 5/28/19(2)	140,000	138,579
2.50%, 6/4/19(2)	75,000	74,196
2.52%, 6/19/19(2)	19,000	18,777
2.54%, 6/19/19(2)	65,000	64,237
FHLB Notes,
(Floating, ICE LIBOR USD 1M - 0.13%),
2.22%, 1/1/19(3)	147,000	146,999
(Floating, ICE LIBOR USD 1M - 0.08%),
2.27%, 1/4/19(3)	110,000	110,000
(Floating, ICE LIBOR USD 1M - 0.13%),
2.25%, 1/5/19(3)	235,000	235,000
(Floating, ICE LIBOR USD 3M - 0.16%),
2.25%, 1/5/19(3)	19,285	19,298
(Floating, ICE LIBOR USD 1M - 0.07%),
2.28%, 1/5/19(3)	170,000	170,000
(Floating, ICE LIBOR USD 3M - 0.21%),
2.20%, 1/6/19(3)	100,000	100,000
(Floating, ICE LIBOR USD 1M - 0.09%),
2.31%, 1/11/19(4)	55,000	55,000
(Floating, ICE LIBOR USD 1M - 0.09%),
2.37%, 1/15/19(3)	80,000	80,000
(Floating, ICE LIBOR USD 1M - 0.09%),
2.37%, 1/17/19(4)	95,000	95,000
(Floating, ICE LIBOR USD 1M - 0.09%),
2.37%, 1/18/19(4)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.10%),
2.37%, 1/20/19(3)	105,000	105,000
(Floating, ICE LIBOR USD 1M - 0.08%),
2.39%, 1/20/19(3)	88,000	88,000
(Floating, ICE LIBOR USD 1M - 0.05%),
2.46%, 1/20/19(3)	95,000	95,000
(Floating, ICE LIBOR USD 1M - 0.06%),
2.39%, 1/21/19(3)	170,000	170,000
(Floating, ICE LIBOR USD 1M - 0.11%),
2.39%, 1/22/19(3)	110,000	110,000
(Floating, ICE LIBOR USD 1M - 0.11%),
2.40%, 1/23/19(3)	50,000	50,000
(Floating, ICE LIBOR USD 1M - 0.04%),
2.47%, 1/23/19(4)	26,000	26,000
(Floating, ICE LIBOR USD 1M - 0.11%),
2.40%, 1/24/19(3)	55,000	55,000
(Floating, ICE LIBOR USD 1M - 0.07%),
2.44%, 1/24/19(3)	55,000	55,000
(Floating, ICE LIBOR USD 1M - 0.13%),
2.38%, 1/25/19(4)	135,000	135,000
(Floating, ICE LIBOR USD 1M - 0.12%),
2.39%, 1/25/19(3)	150,000	150,000
(Floating, ICE LIBOR USD 1M - 0.07%),
2.44%, 1/26/19(3)	55,000	55,000
(Floating, ICE LIBOR USD 1M - 0.06%),
2.45%, 1/27/19(3)	175,000	175,000
(Floating, ICE LIBOR USD 1M - 0.05%),
2.46%, 1/28/19(3)	175,000	175,000
(Floating, ICE LIBOR USD 3M - 0.20%),
2.48%, 2/26/19(3)	80,000	80,000
(Floating, ICE LIBOR USD 3M - 0.21%),
2.61%, 3/25/19(3)	205,000	205,000

		5,939,187

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 42.0%(1) continued
Federal National Mortgage Association - 2.7%
FNMA Bonds,
1.25%, 2/26/19	$25,000	$24,954
FNMA Discount Notes,
0.92%, 1/2/19(2)	500,000	499,969
FNMA Notes,
(Floating, United States SOFR + 0.10%),
2.54%, 1/1/19(3)	25,000	25,000

		549,923

Total U.S. Government Agencies (Cost $8,458,190)		8,458,190

U.S. GOVERNMENT OBLIGATIONS - 17.8%
U.S. Treasury Bills - 3.3%
2.48%, 1/3/19(2)	25,000	24,683
2.49%, 1/3/19(2)	65,000	64,176
2.15%, 1/31/19(2)	70,000	69,874
2.19%, 2/14/19(2)	65,000	64,826
2.35%, 3/21/19(2)	170,000	169,107
2.29%, 5/23/19(2)	65,000	64,417
2.32%, 6/20/19(2)	210,000	207,719

		664,802

U.S. Treasury Bonds - 0.3%
2.75%, 2/15/19	60,000	60,037

U.S. Treasury Floating Rate Notes - 2.5%
(Floating, U.S. Treasury 3M Bill MMY + 0.00%),
2.43%, 1/1/19(3)	70,000	69,963
(Floating, U.S. Treasury 3M Bill MMY + 0.04%),
2.47%, 1/1/19(3)	100,000	99,984
(Floating, U.S. Treasury 3M Bill MMY + 0.05%),
2.48%, 1/1/19(3)	140,000	139,859
(Floating, U.S. Treasury 3M Bill MMY + 0.06%),
2.49%, 1/1/19(3)	58,000	58,002
(Floating, U.S. Treasury 3M Bill MMY + 0.14%),
2.57%, 1/1/19(3)	150,000	149,999

		517,807

U.S. Treasury Notes - 11.7%
1.13%, 1/15/19	120,000	119,960
1.13%, 2/28/19	120,000	119,792
1.38%, 2/28/19	79,000	78,901
1.50%, 2/28/19	124,345	124,205
1.63%, 3/31/19	120,000	119,807
1.25%, 4/30/19	123,000	122,594
1.63%, 4/30/19	200,000	199,539
3.13%, 5/15/19	310,000	310,889
0.88%, 7/31/19	420,000	415,876
1.38%, 7/31/19	70,000	69,506
1.63%, 7/31/19	225,000	223,736
0.75%, 8/15/19	70,000	69,198
3.63%, 8/15/19	50,000	50,302
1.00%, 10/15/19	75,000	74,022
3.38%, 11/15/19	60,000	60,333
1.63%, 12/31/19	200,000	197,847

		2,356,507

Total U.S. Government Obligations (Cost $3,599,153)		3,599,153

Investments, at Amortized Cost ( $12,057,343)		12,057,343

REPURCHASE AGREEMENTS - 41.0%
Joint Repurchase Agreements - 0.1%(5) (6)
Bank of America Securities LLC, dated 12/31/18, repurchase price $3,906
2.34%, 1/8/19	3,904	3,904
Societe Generale, New York Branch, dated 12/31/18, repurchase price $3,906
2.90%, 1/8/19	3,904	3,904

		7,808

Repurchase Agreements - 40.9%(7)
Barclays Capital, Inc., dated 12/31/18, repurchase price $150,024
2.90%, 1/2/19	150,000	150,000
Barclays Capital, Inc., dated 12/31/18, repurchase price $50,008
3.00%, 1/2/19	50,000	50,000
BMO Capital Markets Corp., dated 12/31/18 repurchase price $380,061
2.90%, 1/2/19	380,000	380,000

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 41.0% continued
Repurchase Agreements - 40.9%(7) continued
BNP Paribas S.A., dated 12/31/18, repurchase price $275,566
2.47%, 1/18/19	$275,000	$275,000
BNY Mellon Capital Markets LLC, dated 12/31/18, repurchase price $1,000,166
2.98%, 1/2/19	1,000,000	1,000,000
Citigroup Global Markets, Inc., dated 12/31/18, repurchase price $72,473
2.95%, 1/2/19	72,461	72,461
ING Financial Markets LLC, dated 12/31/18, repurchase price $650,108
3.00%, 1/2/19	650,000	650,000
JPMorgan Securities LLC, dated 12/31/18, repurchase price $250,041
2.95%, 1/2/19	250,000	250,000
JPMorgan Securities LLC, dated 12/31/18, repurchase price $150,025
3.00%, 1/2/19	150,000	150,000
NatWest Markets PLC, dated 12/26/18, repurchase price $1,250,593
2.44%, 1/2/19	1,250,000	1,250,000
NatWest Markets PLC, dated 12/26/18, repurchase price $250,119
2.45%, 1/2/19	250,000	250,000
NatWest Markets PLC, dated 12/31/18, repurchase price $580,094
2.93%, 1/2/19	580,000	580,000
Nomura Securities International, Inc., dated 12/31/18, repurchase price $2,690,435
2.91%, 1/2/19	2,690,000	2,690,000
Royal Bank of Canada, New York Branch, dated 12/26/18, repurchase price $500,238
2.45%, 1/2/19	500,000	500,000

		8,247,461

Total Repurchase Agreements (Cost $8,255,269)		8,255,269

Total Investments - 100.8% (Cost $20,312,612)		20,312,612

Liabilities less Other Assets - (0.8%)		(159,434)

NET ASSETS - 100.0%		$20,153,178

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of December 31, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(5)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$7,914	0.13% - 3.63%	4/15/19 - 2/15/20

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$374,738	0.00% - 5.50%	1/2/19 - 7/15/36
FHLMC	$947,312	0.00% - 10.00%	1/15/19 - 11/1/48
FNMA	$2,232,054	0.00% - 9.00%	1/25/19 - 1/1/57
GNMA	$618,752	2.00% - 10.00%	1/15/19 - 11/20/68

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
TVA	$39,906	0.00% - 5.88%	3/15/23 - 9/15/65
U.S. Treasury Bills	$100,485	0.00%	1/3/19 - 12/5/19
U.S. Treasury Bonds	$1,529,344	0.00% - 8.50%	2/15/19 - 11/15/48
U.S. Treasury Notes	$2,632,507	0.00% - 3.63%	1/31/19 - 7/15/28

Total	$8,475,098

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of December 31, 2018:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund(1)	$—	$20,312,612	$—	$20,312,612

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

MMY - Money Market Yield

SOFR - Secured Overnight Financing Rate

TVA - Tennessee Valley Authority

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 46.8%(1)
Federal Farm Credit Bank - 16.5%
FFCB Bonds,
2.30%, 6/11/19	$7,000	$6,998
FFCB Discount Notes,
2.18%, 1/2/19(2)	65,000	64,996
2.29%, 1/2/19(2)	50,000	49,997
1.83%, 1/4/19(2)	3,000	3,000
2.18%, 1/4/19(2)	2,000	2,000
2.18%, 1/11/19(2)	20,000	19,988
2.07%, 1/16/19(2)	5,000	4,996
2.23%, 1/25/19(2)	1,000	999
2.34%, 2/4/19(2)	6,000	5,987
2.23%, 2/8/19(2)	4,000	3,991
2.25%, 2/11/19(2)	1,000	997
2.42%, 2/19/19(2)	14,000	13,954
2.24%, 2/21/19(2)	3,000	2,991
2.26%, 2/27/19(2)	1,000	996
2.24%, 3/5/19(2)	10,000	9,961
2.25%, 3/11/19(2)	2,000	1,991
2.29%, 3/18/19(2)	1,000	995
2.26%, 3/19/19(2)	1,000	995
2.28%, 3/22/19(2)	2,000	1,990
2.26%, 3/28/19(2)	3,000	2,984
2.18%, 4/5/19(2)	1,000	994
2.17%, 4/9/19(2)	3,000	2,983
2.26%, 4/12/19(2)	3,000	2,981
2.26%, 4/18/19(2)	4,000	3,973
2.28%, 4/25/19(2)	6,000	5,957
2.34%, 4/30/19(2)	1,000	992
2.35%, 5/2/19(2)	1,000	992
2.34%, 5/3/19(2)	3,000	2,977
2.29%, 5/8/19(2)	5,000	4,960
2.51%, 5/17/19(2)	11,000	10,897
2.36%, 5/20/19(2)	2,000	1,982
2.38%, 5/21/19(2)	5,000	4,954
2.54%, 5/23/19(2)	2,000	1,980
2.30%, 5/28/19(2)	5,000	4,954
2.35%, 6/17/19(2)	3,000	2,968
2.42%, 7/9/19(2)	5,000	4,937
2.45%, 8/12/19(2)	5,000	4,925
2.67%, 8/26/19(2)	5,000	4,913
2.67%, 9/3/19(2)	5,000	4,911
2.68%, 9/10/19(2)	5,000	4,908
2.68%, 9/16/19(2)	3,000	2,943
2.68%, 9/17/19(2)	5,000	4,905
2.69%, 9/17/19(2)	3,000	2,943
2.69%, 9/24/19(2)	2,000	1,961
2.71%, 10/15/19(2)	5,000	4,894
2.72%, 10/28/19(2)	5,000	4,888
2.73%, 10/31/19(2)	1,000	977
2.74%, 11/20/19(2)	5,000	4,879
FFCB Notes,
(Floating, ICE LIBOR USD 1M - 0.07%),
2.28%, 1/1/19(3)	8,000	8,000
(Floating, U.S. Federal Funds - 0.01%),
2.39%, 1/1/19(3)	3,000	3,000
(Floating, U.S. Federal Funds - 0.01%),
2.39%, 1/1/19(3)	15,000	14,999
(Floating, U.S. Federal Funds + 0.02%),
2.42%, 1/1/19(3)	2,000	2,000
(Floating, U.S. Federal Funds + 0.03%),
2.43%, 1/1/19(3)	15,000	14,999
(Floating, U.S. Federal Funds + 0.13%),
2.53%, 1/1/19(3)	25,000	25,000
(Floating, U.S. Federal Funds + 0.15%),
2.55%, 1/1/19(3)	5,000	4,999
(Floating, ICE LIBOR USD 3M - 0.14%),
2.66%, 1/1/19(3)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.09%),
2.26%, 1/2/19(3)	20,000	19,999
(Floating, ICE LIBOR USD 1M - 0.06%),
2.29%, 1/2/19(3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.09%),
2.26%, 1/3/19(3)	25,000	24,999
(Floating, ICE LIBOR USD 1M - 0.07%),
2.34%, 1/11/19(3)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.08%),
2.35%, 1/13/19(3)	20,000	19,999
(Floating, ICE LIBOR USD 1M - 0.08%),
2.36%, 1/13/19(3)	10,000	9,999
(Floating, ICE LIBOR USD 1M - 0.08%),
2.37%, 1/16/19(3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.09%),
2.38%, 1/20/19(3)	35,000	35,000
(Floating, ICE LIBOR USD 1M - 0.04%),
2.44%, 1/20/19(3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.07%),
2.44%, 1/23/19(3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.08%),
2.43%, 1/25/19(3)	24,000	24,000

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 46.8%(1) continued
Federal Farm Credit Bank - 16.5% continued
(Floating, ICE LIBOR USD 3M - 0.14%),
2.48%, 2/13/19(3)	$15,000	$15,000
(Floating, ICE LIBOR USD 3M - 0.14%),
2.68%, 3/27/19(3)	5,000	5,000

		605,327

Federal Home Loan Bank - 30.3%
FHLB Bonds,
1.50%, 3/8/19	15,000	14,975
1.38%, 3/18/19	30,100	30,035
2.50%, 5/20/19	15,000	14,998
0.88%, 8/5/19	5,000	4,948
1.50%, 10/21/19	10,000	9,900
FHLB Discount Notes,
2.15%, 1/4/19(2)	39,000	38,993
2.18%, 1/7/19(2)	20,000	19,993
2.19%, 1/7/19(2)	9,000	8,997
2.20%, 1/7/19(2)	6,000	5,998
2.17%, 1/8/19(2)	30,000	29,987
2.18%, 1/8/19(2)	25,000	24,990
2.15%, 1/11/19(2)	23,000	22,986
2.17%, 1/11/19(2)	44,000	43,974
2.17%, 1/15/19(2)	5,000	4,996
2.26%, 1/17/19(2)	15,000	14,985
2.18%, 1/18/19(2)	47,500	47,452
2.37%, 2/13/19(2)	10,000	9,972
2.38%, 2/20/19(2)	7,000	6,977
2.39%, 3/1/19(2)	15,000	14,941
2.38%, 3/4/19(2)	16,000	15,935
2.27%, 3/8/19(2)	8,000	7,967
2.38%, 3/11/19(2)	5,000	4,977
2.35%, 3/19/19(2)	5,000	4,975
2.36%, 3/20/19(2)	10,000	9,948
2.38%, 3/20/19(2)	10,000	9,948
2.38%, 3/21/19(2)	25,000	24,869
2.39%, 3/21/19(2)	25,000	24,869
2.40%, 3/21/19(2)	50,000	49,739
2.41%, 3/21/19(2)	10,000	9,948
2.28%, 4/24/19(2)	5,000	4,965
2.50%, 5/28/19(2)	25,000	24,746
2.50%, 6/4/19(2)	15,000	14,839
2.52%, 6/19/19(2)	5,000	4,941
2.54%, 6/19/19(2)	10,000	9,883
FHLB Notes,
(Floating, ICE LIBOR USD 1M - 0.13%),
2.22%, 1/1/19(3)	21,000	21,000
(Floating, ICE LIBOR USD 1M - 0.13%),
2.22%, 1/1/19(3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.08%),
2.27%, 1/4/19(3)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.07%),
2.28%, 1/5/19(3)	35,000	35,000
(Floating, ICE LIBOR USD 3M - 0.21%),
2.20%, 1/6/19(3)	22,000	22,000
(Floating, ICE LIBOR USD 1M - 0.09%),
2.29%, 1/6/19(3)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.09%),
2.31%, 1/11/19(4)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.09%),
2.37%, 1/15/19(3)	45,000	45,000
(Floating, ICE LIBOR USD 1M - 0.09%),
2.37%, 1/17/19(4)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.09%),
2.37%, 1/18/19(4)	4,000	4,000
(Floating, ICE LIBOR USD 1M - 0.10%),
2.37%, 1/20/19(3)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.08%),
2.39%, 1/20/19(3)	19,000	19,000
(Floating, ICE LIBOR USD 1M - 0.05%),
2.46%, 1/20/19(3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.06%),
2.39%, 1/21/19(3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.11%),
2.39%, 1/22/19(3)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.11%),
2.40%, 1/23/19(3)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.07%),
2.44%, 1/24/19(3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.13%),
2.38%, 1/25/19(4)	35,000	35,000
(Floating, ICE LIBOR USD 1M - 0.12%),
2.39%, 1/25/19(3)	35,000	35,000
(Floating, ICE LIBOR USD 1M - 0.07%),
2.44%, 1/26/19(3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.06%),
2.45%, 1/27/19(3)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.05%),
2.46%, 1/28/19(3)	20,000	20,000

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 46.8%(1) continued
Federal Home Loan Bank - 30.3% continued
(Floating, ICE LIBOR USD 3M - 0.20%),
2.48%, 2/26/19(3)	$15,000	$15,000
(Floating, ICE LIBOR USD 3M - 0.21%),
2.61%, 3/25/19(3)	18,000	18,000

		1,116,646

Total U.S. Government Agencies (Cost $1,721,973)		1,721,973

U.S. GOVERNMENT OBLIGATIONS - 17.9%
U.S. Treasury Bills - 3.9%
2.48%, 1/3/19(2)	5,000	4,937
2.49%, 1/3/19(2)	10,000	9,873
2.15%, 1/31/19(2)	15,000	14,973
2.19%, 2/14/19(2)	15,000	14,960
2.35%, 3/21/19(2)	35,000	34,816
2.29%, 5/23/19(2)	15,000	14,865
2.32%, 6/20/19(2)	50,000	49,457

		143,881

U.S. Treasury Bonds - 0.3%
2.75%, 2/15/19	10,000	10,006

U.S. Treasury Floating Rate Notes - 2.8%
(Floating, U.S. Treasury 3M Bill MMY + 0.00%),
2.43%, 1/1/19(3)	20,000	19,989
(Floating, U.S. Treasury 3M Bill MMY + 0.04%),
2.47%, 1/1/19(3)	20,000	19,997
(Floating, U.S. Treasury 3M Bill MMY + 0.05%),
2.48%, 1/1/19(3)	30,000	29,970
(Floating, U.S. Treasury 3M Bill MMY + 0.06%),
2.49%, 1/1/19(3)	12,000	12,000
(Floating, U.S. Treasury 3M Bill MMY + 0.14%),
2.57%, 1/1/19(3)	20,000	20,000

		101,956

U.S. Treasury Notes - 10.9%
1.13%, 1/15/19	12,000	11,997
1.13%, 2/28/19	20,000	19,965
1.38%, 2/28/19	16,000	15,979
1.50%, 2/28/19	20,000	19,978
1.63%, 3/31/19	25,000	24,960
1.25%, 4/30/19	26,000	25,915
1.63%, 4/30/19	27,000	26,938
3.13%, 5/15/19	65,000	65,186
0.88%, 7/31/19	50,000	49,509
1.38%, 7/31/19	10,000	9,929
1.63%, 7/31/19	50,000	49,719
0.75%, 8/15/19	15,000	14,828
3.63%, 8/15/19	10,000	10,061
1.00%, 10/15/19	14,000	13,817
3.38%, 11/15/19	10,000	10,056
1.63%, 12/31/19	35,000	34,623

		403,460

Total U.S. Government Obligations (Cost $659,303)		659,303

Investments, at Amortized Cost ( $2,381,276)		2,381,276

REPURCHASE AGREEMENTS - 35.5%(5)
Repurchase Agreements - 35.5%
Bank of America N.A., dated 12/31/18, repurchase price $285,048
3.00%, 1/2/19	285,000	285,000
Bank of America N.A., dated 12/31/18, repurchase price $260,043
3.00%, 1/2/19	260,000	260,000
Bank of Nova Scotia, dated 12/31/18, repurchase price $235,038
2.90%, 1/2/19	235,000	235,000
Citigroup Global Markets, Inc., dated 12/31/18, repurchase price $55,892
2.95%, 1/2/19	55,883	55,883
JPMorgan Securities LLC, dated 12/31/18, repurchase price $170,028
2.92%, 1/2/19	170,000	170,000

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 35.5%(5) continued
Repurchase Agreements - 35.5% continued
JPMorgan Securities LLC, dated 12/31/18, repurchase price $205,033
2.92%, 1/2/19	$205,000	$205,000
Mizuho Securities USA, Inc., dated 12/31/18, repurchase price $95,015
2.92%, 1/2/19	95,000	95,000

		1,305,883

Total Repurchase Agreements (Cost $1,305,883)		1,305,883

Total Investments - 100.2% (Cost $3,687,159)		3,687,159

Liabilities less Other Assets - (0.2%)		(7,374)

NET ASSETS - 100.0%		$3,679,785

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of December 31, 2018 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$13,526	2.52% - 3.67%	8/15/30 - 12/28/35
FHLMC	$116,044	0.00% - 5.50%	4/1/24 - 12/1/48
FNMA	$76,747	0.00% - 4.50%	5/15/26 - 11/1/48
GNMA	$838,392	3.00% - 5.50%	12/20/42 - 12/20/48
U.S. Treasury Bills	$1,774	0.00%	5/30/19 - 6/20/19
U.S. Treasury Bonds	$59,908	2.25% - 8.75%	8/15/19 - 8/15/46
U.S. Treasury Notes	$235,018	0.13% - 3.00%	8/31/19 - 8/15/27

Total	$1,341,409

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of December 31, 2018:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund(1)	$—	$3,687,159	$—	$3,687,159

(1)	Classifications as defined in the Schedule of Investments.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered

MMY - Money Market Yield

USD - United States Dollars

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CORE BOND FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.2%
Commercial Mortgage-Backed Securities - 3.2%
BENCHMARK Mortgage Trust, Series 2018-B2, Class A2
3.66%, 2/15/51	$940	$953
BENCHMARK Mortgage Trust, Series 2018-B6, Class A2
4.20%, 10/10/51	2,770	2,878
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	1,345	1,322
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	1,750	1,758
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4
2.92%, 2/15/46	1,015	1,001
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	1,030	1,035

		8,947

Total Asset-Backed Securities (Cost $9,023)		8,947

CORPORATE BONDS - 23.3%
Aerospace & Defense - 0.3%
L3 Technologies, Inc.,
3.85%, 12/15/26	835	808

Automobiles Manufacturing - 0.6%
General Motors Co.,
6.25%, 10/2/43	605	567
General Motors Financial Co., Inc., (Floating, ICE LIBOR USD 3M + 1.55%),
3.99%, 1/14/22(1)	305	301
Nissan Motor Acceptance Corp.,
2.15%, 9/28/20(2)	130	126
Volkswagen Group of America Finance LLC,
4.00%, 11/12/21(2)	665	665

		1,659

Banks - 0.5%
Citibank N.A.,
2.10%, 6/12/20	185	182
PNC Financial Services Group (The), Inc., (Variable, ICE LIBOR USD 3M + 3.04%),
4.85%, 6/1/23(3) (4)	595	544
SunTrust Bank,
3.30%, 5/15/26	105	100
Wells Fargo & Co.,
3.00%, 2/19/25	105	99
4.90%, 11/17/45	570	556

		1,481

Biotechnology - 0.1%
Baxalta, Inc.,
3.60%, 6/23/22	75	74
Celgene Corp.,
5.25%, 8/15/43	315	303

		377

Cable & Satellite - 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.46%, 7/23/22	435	439
6.48%, 10/23/45	565	581
5.38%, 5/1/47	775	702
5.75%, 4/1/48	335	314
Comcast Corp.,
3.45%, 10/1/21	1,005	1,015
4.15%, 10/15/28	1,460	1,483
3.97%, 11/1/47	560	501
4.70%, 10/15/48	680	687

		5,722

Chemicals - 0.5%
DowDuPont, Inc.,
5.42%, 11/15/48	320	332
Eastman Chemical Co.,
4.50%, 12/1/28	664	659
4.65%, 10/15/44	160	143
RPM International, Inc.,
4.25%, 1/15/48	425	362

		1,496

Commercial Finance - 0.2%
Aviation Capital Group LLC,
3.50%, 11/1/27(2)	615	556

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.3% continued
Construction Materials Manufacturing - 0.6%
CRH America Finance, Inc.,
4.50%, 4/4/48(2)	$200	$178
Martin Marietta Materials, Inc.,
4.25%, 12/15/47	430	352
Owens Corning,
4.40%, 1/30/48	540	408
Vulcan Materials Co.,
4.50%, 4/1/25	345	343
4.50%, 6/15/47	470	398

		1,679

Consumer Finance - 0.3%
Capital One Financial Corp.,
4.20%, 10/29/25	825	794
Discover Financial Services,
4.10%, 2/9/27	170	158

		952

Containers & Packaging - 0.3%
International Paper Co.,
4.40%, 8/15/47	645	542
Packaging Corp. of America,
3.40%, 12/15/27	280	263

		805

Diversified Banks - 2.5%
Bank of America Corp.,
4.20%, 8/26/24	465	461
4.00%, 1/22/25	730	711
6.11%, 1/29/37	800	879
Citigroup, Inc.,
2.40%, 2/18/20	145	144
(Floating, ICE LIBOR USD 3M + 1.10%),
3.74%, 5/17/24(1)	895	873
4.40%, 6/10/25	485	475
3.40%, 5/1/26	60	57
3.20%, 10/21/26	195	180
4.45%, 9/29/27	105	101
6.68%, 9/13/43	508	599
5.30%, 5/6/44	210	210
4.75%, 5/18/46	592	547
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 3.47%),
5.99%, 4/30/19(1) (4)	369	364
(Variable, ICE LIBOR USD 3M + 3.80%),
5.30%, 5/1/20(3) (4)	230	227
4.40%, 7/22/20	265	270
(Variable, ICE LIBOR USD 3M + 2.58%),
4.63%, 11/1/22(3) (4)	300	254
(Variable, ICE LIBOR USD 3M + 1.00%),
4.02%, 12/5/24(3)	500	504
4.25%, 10/1/27	60	59

		6,915

Electrical Equipment Manufacturing - 0.3%
Keysight Technologies, Inc.,
3.30%, 10/30/19	235	234
4.60%, 4/6/27	320	321
Roper Technologies, Inc.,
3.85%, 12/15/25	335	329

		884

Exploration & Production - 0.7%
Apache Corp.,
4.25%, 1/15/44	330	266
Hess Corp.,
7.13%, 3/15/33	910	965
6.00%, 1/15/40	430	394
Occidental Petroleum Corp.,
3.13%, 2/15/22	435	433

		2,058

Financial Services - 1.2%
Ares Capital Corp.,
3.50%, 2/10/23	330	314
4.25%, 3/1/25	480	457
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27(3) (4)	435	364
FMR LLC,
6.45%, 11/15/39(2)	675	826
Goldman Sachs Group (The), Inc.,
2.60%, 4/23/20	140	139
(Floating, ICE LIBOR USD 3M + 1.00%), 3.49%, 7/24/23(1)	168	163
(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 9/29/25(3)	25	23
6.75%, 10/1/37	110	124
4.80%, 7/8/44	245	233
Morgan Stanley,
2.63%, 11/17/21	105	103

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.3% continued
Financial Services - 1.2% continued
(Floating, ICE LIBOR USD 3M + 1.40%), 3.89%, 10/24/23(1)	$215	$214
(Floating, ICE LIBOR USD 3M + 1.22%), 3.81%, 5/8/24(1)	330	325

		3,285

Food & Beverage - 0.8%
Beam Suntory, Inc.,
3.25%, 6/15/23	370	359
Constellation Brands, Inc.,
4.75%, 12/1/25	485	495
General Mills, Inc.,
4.70%, 4/17/48	225	206
Kraft Heinz Foods Co.,
6.50%, 2/9/40	125	133
5.00%, 6/4/42	390	349
Molson Coors Brewing Co.,
3.00%, 7/15/26	125	111
5.00%, 5/1/42	380	358
Smithfield Foods, Inc.,
2.65%, 10/3/21(2)	175	167

		2,178

Hardware - 1.3%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23(2)	260	265
8.35%, 7/15/46(2)	1,315	1,424
Hewlett Packard Enterprise Co.,
3.50%, 10/5/21	420	421
4.40%, 10/15/22	390	396
6.20%, 10/15/35	550	530
6.35%, 10/15/45	570	532

		3,568

Health Care Facilities & Services - 0.8%
Cardinal Health, Inc.,
4.90%, 9/15/45	285	257
Cigna Corp.,
3.40%, 9/17/21(2)	390	389
CVS Health Corp.,
3.35%, 3/9/21	685	683
2.75%, 12/1/22	186	179
Laboratory Corp. of America Holdings,
3.25%, 9/1/24	260	249
McKesson Corp.,
3.65%, 11/30/20	405	407

		2,164

Home & Office Products Manufacturing - 0.2%
Leggett & Platt, Inc.,
3.50%, 11/15/27	480	451

Home Improvement - 0.0%
Masco Corp.,
4.50%, 5/15/47	170	145

Homebuilders - 0.2%
D.R. Horton, Inc.,
5.75%, 8/15/23	445	468

Integrated Oils - 0.0%
BP Capital Markets America, Inc.,
4.74%, 3/11/21	115	119

Life Insurance - 0.9%
MetLife, Inc.,
6.40%, 12/15/36	237	241
Metropolitan Life Global Funding I,
2.65%, 4/8/22(2)	440	429
Principal Financial Group, Inc.,
(Variable, ICE LIBOR USD 3M + 3.04%),
4.70%, 5/15/55(3)	575	546
Protective Life Corp.,
8.45%, 10/15/39	510	691
Protective Life Global Funding,
2.62%, 8/22/22(2)	160	155
Reinsurance Group of America, Inc.,
4.70%, 9/15/23	439	458

		2,520

Managed Care - 0.5%
Anthem, Inc.,
2.25%, 8/15/19	515	512
4.55%, 3/1/48	535	510
Magellan Health, Inc.,
4.40%, 9/22/24	260	245
UnitedHealth Group, Inc.,
4.45%, 12/15/48	215	221

		1,488

Medical Equipment & Devices Manufacturing - 0.2%
Baxter International, Inc.,
1.70%, 8/15/21	275	264

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.3% continued
Medical Equipment & Devices Manufacturing - 0.2% continued
Zimmer Biomet Holdings, Inc.,
3.55%, 4/1/25	$285	$271

		535

Metals & Mining - 0.1%
Glencore Funding LLC,
3.88%, 10/27/27(2)	205	183

Oil & Gas Services & Equipment - 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/22	240	230
4.08%, 12/15/47	340	280
Patterson-UTI Energy, Inc.,
3.95%, 2/1/28	330	303

		813

Pharmaceuticals - 0.2%
AbbVie, Inc.,
4.70%, 5/14/45	247	225
Mylan, Inc.,
5.40%, 11/29/43	310	262

		487

Pipeline - 1.8%
Energy Transfer Operating L.P.,
3.60%, 2/1/23	320	308
4.20%, 9/15/23	200	197
4.20%, 4/15/27	170	159
5.30%, 4/15/47	570	502
Enterprise Products Operating LLC,
5.20%, 9/1/20	208	214
(Variable, ICE LIBOR USD 3M + 2.57%),
5.38%, 2/15/78(3)	515	426
Kinder Morgan, Inc.,
5.05%, 2/15/46	335	306
MPLX L.P.,
4.80%, 2/15/29	390	389
5.50%, 2/15/49	285	277
Plains All American Pipeline L.P./PAA Finance Corp.,
4.90%, 2/15/45	530	453
Sunoco Logistics Partners Operations L.P.,
4.25%, 4/1/24	235	228
3.90%, 7/15/26	620	573
Western Gas Partners L.P.,
5.50%, 8/15/48	215	191
Williams (The) Cos., Inc.,
5.25%, 3/15/20	410	418
4.85%, 3/1/48	545	495

		5,136

Real Estate - 1.1%
American Tower Corp.,
3.13%, 1/15/27	550	498
Boston Properties L.P.,
3.20%, 1/15/25	485	463
Brixmor Operating Partnership L.P.,
3.85%, 2/1/25	460	445
EPR Properties,
4.50%, 4/1/25	600	592
4.50%, 6/1/27	490	473
Ventas Realty L.P.,
5.70%, 9/30/43	230	250
Welltower, Inc.,
4.25%, 4/1/26	435	434

		3,155

Refining & Marketing - 0.1%
Phillips 66,
4.65%, 11/15/34	395	385

Retail - Consumer Discretionary - 0.2%
Best Buy Co., Inc.,
4.45%, 10/1/28	237	226
ERAC USA Finance LLC,
7.00%, 10/15/37(2)	240	298

		524

Retail - Consumer Staples - 0.1%
Bunge Ltd. Finance Corp.,
3.75%, 9/25/27	300	267

Semiconductors - 0.4%
Analog Devices, Inc.,
3.50%, 12/5/26	480	459
KLA-Tencor Corp.,
4.13%, 11/1/21	375	381
5.65%, 11/1/34	135	138
Maxim Integrated Products, Inc.,
3.45%, 6/15/27	270	252

		1,230

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 23.3% continued
Software & Services - 0.7%
Activision Blizzard, Inc.,
2.30%, 9/15/21	$456	$444
Citrix Systems, Inc.,
4.50%, 12/1/27	1,085	1,037
IBM Credit LLC,
(Floating, ICE LIBOR USD 3M + 0.16%),
2.74%, 2/5/21(1)	385	381

		1,862

Tobacco - 0.4%
Altria Group, Inc.,
4.50%, 5/2/43	115	96
5.38%, 1/31/44	640	597
Reynolds American, Inc.,
5.85%, 8/15/45	560	520

		1,213

Transportation & Logistics - 0.3%
FedEx Corp.,
4.75%, 11/15/45	220	207
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
2.70%, 3/14/23(2)	615	587

		794

Utilities - 1.1%
Arizona Public Service Co.,
4.35%, 11/15/45	480	484
Dominion Energy Gas Holdings LLC,
4.60%, 12/15/44	120	118
Exelon Corp.,
5.63%, 6/15/35	120	129
Mississippi Power Co.,
3.95%, 3/30/28	235	232
NextEra Energy Capital Holdings, Inc.,
(Variable, ICE LIBOR USD 3M + 2.41%),
4.80%, 12/1/77(3)	650	548
Pennsylvania Electric Co.,
3.25%, 3/15/28(2)	340	318
PPL Capital Funding, Inc.,
4.00%, 9/15/47	545	486
Southern Power Co.,
4.95%, 12/15/46	880	821

		3,136

Wireless Telecommunications Services - 1.5%
AT&T, Inc.,
2.45%, 6/30/20	355	350
4.50%, 5/15/35	255	229
4.80%, 6/15/44	480	430
4.35%, 6/15/45	775	655
4.55%, 3/9/49	775	667
Verizon Communications, Inc.,
3.00%, 11/1/21	490	488
4.67%, 3/15/55	1,445	1,327

		4,146

Total Corporate Bonds (Cost $68,933)		65,644

FOREIGN ISSUER BONDS - 7.5%
Banks - 1.0%
Australia & New Zealand Banking Group Ltd.,
2.25%, 11/9/20	495	487
BPCE S.A.,
3.50%, 10/23/27(2)	685	622
Cooperatieve Rabobank U.A.,
5.25%, 8/4/45	570	588
Credit Suisse Group Funding Guernsey Ltd.,
4.55%, 4/17/26	105	104
ING Groep N.V.,
4.63%, 1/6/26(2)	115	116
Lloyds Banking Group PLC,
4.45%, 5/8/25	106	105
Santander UK Group Holdings PLC,
4.75%, 9/15/25(2)	725	682

		2,704

Chemicals - 0.4%
Braskem Netherlands Finance B.V.,
4.50%, 1/10/28(2)	745	689
Nutrien Ltd.,
4.90%, 6/1/43	115	110
Syngenta Finance N.V.,
5.18%, 4/24/28(2)	245	227

		1,026

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.5% continued
Commercial Finance - 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.50%, 1/15/25	$330	$301
Aircastle Ltd.,
4.40%, 9/25/23	435	428

		729

Design, Manufacturing & Distribution - 0.2%
Flex Ltd.,
4.75%, 6/15/25	490	480

Diversified Banks - 1.2%
Bank of Nova Scotia (The),
(Variable, ICE LIBOR USD 3M + 2.65%),
4.65%, 10/12/22(3) (4)	333	289
BNP Paribas S.A.,
4.63%, 3/13/27(2)	635	616
HSBC Holdings PLC,
(Variable, USD ICE Swap Rate 5Y + 3.75%),
6.00%, 5/22/27(3) (4)	690	621
7.63%, 5/17/32	570	718
5.25%, 3/14/44	695	689
Royal Bank of Scotland Group PLC,
(Floating, ICE LIBOR USD 3M + 1.47%), 4.09%, 5/15/23(1)	505	490

		3,423

Electrical Equipment Manufacturing - 0.1%
Johnson Controls International PLC,
5.13%, 9/14/45	365	364

Exploration & Production - 0.3%
Canadian Natural Resources Ltd.,
6.75%, 2/1/39	129	151
Encana Corp.,
8.13%, 9/15/30	535	674

		825

Financial Services - 0.2%
UBS A.G.,
2.20%, 6/8/20(2)	160	157
2.45%, 12/1/20(2)	370	363

		520

Food & Beverage - 0.3%
Bacardi Ltd.,
5.30%, 5/15/48(2)	570	515
Suntory Holdings Ltd.,
2.55%, 6/28/22(2)	455	436

		951

Forest & Paper Products Manufacturing - 0.1%
Celulosa Arauco y Constitucion S.A.,
5.50%, 11/2/47	230	216

Hardware - 0.3%
Seagate HDD Cayman,
4.75%, 1/1/25	850	754

Integrated Oils - 0.6%
Cenovus Energy, Inc.,
6.75%, 11/15/39	215	210
Petroleos Mexicanos,
3.50%, 1/30/23	1,110	1,004
6.50%, 1/23/29	175	163
Suncor Energy, Inc.,
3.60%, 12/1/24	365	357

		1,734

Life Insurance - 0.2%
Manulife Financial Corp.,
(Variable, USD ICE Swap Rate 5Y + 1.65%),
4.06%, 2/24/32(3)	690	651

Machinery Manufacturing - 0.1%
Pentair Finance S.a.r.l.,
2.65%, 12/1/19	315	313

Metals & Mining - 0.7%
Anglo American Capital PLC,
3.75%, 4/10/22(2)	765	747
4.88%, 5/14/25(2)	210	206
4.00%, 9/11/27(2)	160	145
4.50%, 3/15/28(2)	700	651
Vale Overseas Ltd.,
4.38%, 1/11/22	230	234

		1,983

Pharmaceuticals - 0.1%
Allergan Funding SCS,
4.55%, 3/15/35	85	81
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	290	262

		343

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.5% continued
Pipeline - 0.4%
Enbridge, Inc.,
2.90%, 7/15/22	$505	$488
(Variable, ICE LIBOR USD 3M + 3.64%),
6.25%, 3/1/78(3)	415	373
TransCanada PipeLines Ltd.,
(Variable, ICE LIBOR USD 3M + 2.21%),
4.83%, 5/15/67(1)	499	402

		1,263

Retail - Consumer Discretionary - 0.2%
Alibaba Group Holding Ltd.,
3.40%, 12/6/27	345	319
4.20%, 12/6/47	215	191

		510

Semiconductors - 0.1%
NXP B.V./NXP Funding LLC,
4.88%, 3/1/24(2)	445	447

Software & Services - 0.1%
Tencent Holdings Ltd.,
2.99%, 1/19/23(2)	305	296

Utilities - 0.3%
SP PowerAssets Ltd.,
3.00%, 9/26/27(2)	930	881

Wireline Telecommunications Services - 0.3%
British Telecommunications PLC,
5.13%, 12/4/28	430	433
Telefonica Emisiones S.A.,
5.21%, 3/8/47	445	407

		840

Total Foreign Issuer Bonds (Cost $22,372)		21,253

U.S. GOVERNMENT AGENCIES - 26.3%(5)
Fannie Mae - 25.9%
Pool #535714,
7.50%, 1/1/31	5	6
Pool #555599,
7.00%, 4/1/33	14	16
Pool #712130,
7.00%, 6/1/33	10	11
Pool #845182,
5.50%, 11/1/35	11	12
Pool #890009,
5.50%, 9/1/36	63	68
Pool #890384,
4.50%, 10/1/41	13	14
Pool #893082,
(Floating, ICE LIBOR USD 1Y + 1.91%, 10.82% Cap),
4.56%, 9/1/36(1)	60	63
Pool #932638,
5.00%, 3/1/40	196	208
Pool #AA7583,
4.50%, 6/1/39	14	14
Pool #AB1470,
4.50%, 9/1/40	195	204
Pool #AB3114,
5.00%, 6/1/41	148	157
Pool #AB9522,
3.50%, 5/1/43	1,070	1,079
Pool #AC6118,
4.50%, 11/1/39	188	197
Pool #AC9581,
5.50%, 1/1/40	92	98
Pool #AD0915,
5.50%, 12/1/38	99	107
Pool #AD1645,
5.00%, 3/1/40	19	21
Pool #AD6929,
5.00%, 6/1/40	128	136
Pool #AD7775,
4.50%, 8/1/40	408	428
Pool #AH1507,
4.50%, 12/1/40	235	246
Pool #AH9109,
4.50%, 4/1/41	15	15
Pool #AI8193,
4.50%, 8/1/41	669	701
Pool #AL4408,
4.50%, 11/1/43	1,009	1,057
Pool #AL4908,
4.00%, 2/1/44	262	269
Pool #AL5686,
4.00%, 9/1/44	763	783
Pool #AL8352,
3.00%, 10/1/44	3,380	3,322

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.3%(5) continued
Fannie Mae - 25.9% continued
Pool #AL9069,
3.00%, 3/1/44	$3,615	$3,552
Pool #AQ9333,
4.00%, 1/1/43	725	745
Pool #AS3473,
4.00%, 10/1/44	1,485	1,517
Pool #AS3655,
4.50%, 10/1/44	574	598
Pool #AS3797,
5.00%, 11/1/44	425	447
Pool #AS5722,
3.50%, 9/1/45	332	333
Pool #AS6075,
4.00%, 10/1/45	1,390	1,419
Pool #AS6184,
3.50%, 11/1/45	2,728	2,747
Pool #AS6520,
3.50%, 1/1/46	1,088	1,091
Pool #AS6730,
3.50%, 2/1/46	1,659	1,664
Pool #AS7568,
4.50%, 7/1/46	2,043	2,117
Pool #AS8699,
4.00%, 1/1/47	1,833	1,869
Pool #AU7032,
4.00%, 11/1/43	2,622	2,696
Pool #AW2706,
4.00%, 4/1/44	1,035	1,057
Pool #AW6233,
4.50%, 6/1/44	682	715
Pool #AZ7903,
4.00%, 6/1/41	1,028	1,057
Pool #BC0326,
3.50%, 12/1/45	1,816	1,822
Pool #BC4898,
3.50%, 2/1/46	1,770	1,776
Pool #BD1165,
3.00%, 10/1/46	1,299	1,267
Pool #BD5046,
3.50%, 2/1/47	1,484	1,487
Pool #BD7060,
4.00%, 3/1/47	2,422	2,469
Pool #BD7081,
4.00%, 3/1/47	1,953	1,992
Pool #BE3619,
4.00%, 5/1/47	2,111	2,153
Pool #BE3702,
4.00%, 6/1/47	1,925	1,963
Pool #BE5651,
3.00%, 2/1/47	1,282	1,250
Pool #BM2000,
3.50%, 5/1/47	2,126	2,130
Pool #CA2375,
4.00%, 9/1/48	2,759	2,812
Pool #MA2522,
3.50%, 2/1/46	1,217	1,221
Pool #MA2642,
3.50%, 6/1/46	943	945
Pool #MA2705,
3.00%, 8/1/46	1,198	1,168
Pool #MA2864,
3.50%, 1/1/47	1,229	1,232
Pool #MA2929,
3.50%, 3/1/47	1,623	1,626
Pool #MA3027,
4.00%, 6/1/47	2,210	2,254
Pool #MA3088,
4.00%, 8/1/47	1,321	1,347
Pool #MA3120,
3.50%, 9/1/47	2,348	2,349
Pool #MA3183,
4.00%, 11/1/47	2,419	2,467
Pool #MA3184,
4.50%, 11/1/47	2,038	2,112
Pool #MA3211,
4.00%, 12/1/47	2,418	2,467

		73,165

Freddie Mac - 0.1%
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%, 11.36% Cap),
4.55%, 9/1/37(1)	5	5
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.06%, 11.37% Cap),
4.93%, 11/1/37(1)	52	54

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 26.3%(5) continued
Freddie Mac - 0.1% continued
Pool #1J0365,
(Floating, ICE LIBOR USD 1Y + 1.85%, 10.85% Cap),
4.06%, 4/1/37(1)	$34	$36
Pool #1J2840,
(Floating, ICE LIBOR USD 1Y + 1.90%, 10.75% Cap),
4.65%, 9/1/37(1)	59	62

		157

Freddie Mac Gold - 0.3%
Pool #A65182,
6.50%, 9/1/37	197	222
Pool #C02790,
6.50%, 4/1/37	116	134
Pool #C02838,
5.50%, 5/1/37	96	103
Pool #C03517,
4.50%, 9/1/40	141	148
Pool #G01954,
5.00%, 11/1/35	85	90

		697

Government National Mortgage Association I - 0.0%
Pool #604183,
5.50%, 4/15/33	3	4
Pool #633627,
5.50%, 9/15/34	3	3

		7

Total U.S. Government Agencies (Cost $76,400)		74,026

U.S. GOVERNMENT OBLIGATIONS - 35.8%
U.S. Treasury Bonds - 2.1%
3.00%, 8/15/48	3,750	3,732
3.38%, 11/15/48	2,181	2,332

		6,064

U.S. Treasury Inflation Indexed Bonds - 0.5%
1.00%, 2/15/46	1,370	1,386

U.S. Treasury Inflation Indexed Notes - 1.0%
0.50%, 1/15/28	2,755	2,695

U.S. Treasury Notes - 31.1%
2.75%, 11/30/20	1,350	1,356
2.63%, 6/15/21	32,766	32,875
2.63%, 12/15/21	9,051	9,092
2.63%, 6/30/23	20,111	20,215
2.88%, 11/30/23	9,870	10,042
2.88%, 11/30/25	10,565	10,754
3.13%, 11/15/28	3,237	3,358

		87,692

U.S. Treasury Strips - 1.1%
2.44%, 5/15/36(6)	5,200	3,125

Total U.S. Government Obligations (Cost $99,775)		100,962

MUNICIPAL BONDS - 0.4%
California - 0.2%
California State Taxable G.O. Unlimited Bonds, High-Speed Passenger Train,
2.19%, 4/1/20(1) (7) (8)	635	631

Wisconsin - 0.2%
Wisconsin State General Fund Annual Appropriation Taxable Revenue Refunding Bonds, Series C,
3.15%, 5/1/27	615	606

Total Municipal Bonds (Cost $1,250)		1,237

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(9) (10)	7,755,219	$7,755

Total Investment Companies (Cost $7,755)		7,755

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
1.81%, 4/25/19(6)	$500	$496

Total Short-Term Investments (Cost $496)		496

Total Investments - 99.4% (Cost $286,004)		280,320

Other Assets less Liabilities - 0.6%		1,657

NET ASSETS - 100.0%		$281,977

(1)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(4)	Perpetual bond. Maturity date represents next call date.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Discount rate at the time of purchase.
(7)	Maturity date represents the puttable date.
(8)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of December 31, 2018 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	36.2%
U.S. Agency	26.4
AAA	3.2
AA	1.3
A	4.7
BBB	25.3
BB	0.1
Cash Equivalents	2.8

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$8,947	$—	$8,947
Corporate Bonds(1)	—	65,644	—	65,644
Foreign Issuer Bonds(1)	—	21,253	—	21,253
U.S. Government Agencies(1)	—	74,026	—	74,026
U.S. Government Obligations(1)	—	100,962	—	100,962
Municipal Bonds(1)	—	1,237	—	1,237
Investment Companies	7,755	—	—	7,755
Short-Term Investments	—	496	—	496

Total Investments	$7,755	$272,565	$—	$280,320

(1)	Classifications as defined in the Schedule of Investments.

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,590	$213,397	$208,232	$131	$7,755	7,755

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

1Y - 1 Year

5Y - 5 Year

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT     11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.2%
Commercial Mortgage-Backed Securities - 3.2%
BENCHMARK Mortgage Trust, Series 2018-B2, Class A2
3.66%, 2/15/51	$1,700	$1,723
BENCHMARK Mortgage Trust, Series 2018-B6, Class A2
4.20%, 10/10/51	5,555	5,772
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	7,315	7,190
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	7,525	7,559
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4
2.92%, 2/15/46	2,950	2,908
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 5/15/46	6,850	6,788
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	4,910	4,937

		36,877

Total Asset-Backed Securities (Cost $37,392)		36,877

CORPORATE BONDS - 31.8%
Aerospace & Defense - 0.1%
L3 Technologies, Inc.,
3.85%, 12/15/26	725	702

Automobiles Manufacturing - 0.9%
General Motors Co.,
6.25%, 10/2/43	4,074	3,819
General Motors Financial Co., Inc.,
(Floating, ICE LIBOR USD 3M + 1.55%),
3.99%, 1/14/22(1)	1,361	1,342
(Variable, ICE LIBOR USD 3M + 3.60%),
5.75%, 9/30/27(2) (3)	2,000	1,595
Nissan Motor Acceptance Corp.,
2.15%, 9/28/20(4)	470	457
Volkswagen Group of America Finance LLC,
4.00%, 11/12/21(4)	2,940	2,938

		10,151

Banks - 0.8%
Citibank N.A.,
2.10%, 6/12/20	815	802
PNC Financial Services Group (The), Inc.,
(Variable, ICE LIBOR USD 3M + 3.04%),
4.85%, 6/1/23(2) (3)	3,300	3,019
SunTrust Bank,
3.30%, 5/15/26	485	460
SunTrust Banks, Inc.,
(Variable, ICE LIBOR USD 3M + 2.79%),
5.13%, 12/15/27(2) (3)	3,170	2,689
Wells Fargo & Co.,
3.00%, 2/19/25	485	457
4.90%, 11/17/45	2,370	2,311

		9,738

Biotechnology - 0.2%
Baxalta, Inc.,
3.60%, 6/23/22	343	341
Celgene Corp.,
5.25%, 8/15/43	2,305	2,217

		2,558

Cable & Satellite - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.46%, 7/23/22	2,325	2,347
6.48%, 10/23/45	2,765	2,842
5.38%, 5/1/47	2,000	1,812
5.75%, 4/1/48	1,497	1,402
Comcast Corp.,
3.45%, 10/1/21	755	763
4.15%, 10/15/28	3,120	3,168
3.97%, 11/1/47	2,595	2,320
4.70%, 10/15/48	1,745	1,764
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25(4)	1,090	943

		17,361

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.8% continued
Chemicals - 0.7%
CF Industries, Inc.,
5.15%, 3/15/34	$1,520	$1,277
DowDuPont, Inc.,
5.42%, 11/15/48	1,445	1,501
Eastman Chemical Co.,
4.50%, 12/1/28	2,913	2,891
4.65%, 10/15/44	916	819
RPM International, Inc.,
4.25%, 1/15/48	2,045	1,741

		8,229

Commercial Finance - 0.2%
Aviation Capital Group LLC,
3.50%, 11/1/27(4)	2,915	2,633

Construction Materials Manufacturing - 0.5%
CRH America Finance, Inc.,
4.50%, 4/4/48(4)	1,000	889
Martin Marietta Materials, Inc.,
4.25%, 12/15/47	2,060	1,686
Owens Corning,
4.40%, 1/30/48	2,505	1,894
Vulcan Materials Co.,
4.50%, 6/15/47	2,160	1,832

		6,301

Consumer Finance - 0.5%
Capital One Financial Corp.,
4.20%, 10/29/25	1,719	1,654
Discover Financial Services,
4.10%, 2/9/27	780	728
(Variable, ICE LIBOR USD 3M + 3.08%),
5.50%, 10/30/27(2) (3)	3,805	3,161

		5,543

Consumer Services - 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(4)	1,094	1,128

Containers & Packaging - 0.7%
BWAY Holding Co.,
7.25%, 4/15/25(4)	2,805	2,517
Flex Acquisition Co., Inc.,
7.88%, 7/15/26(4)	2,330	2,097
International Paper Co.,
4.40%, 8/15/47	2,500	2,103
Packaging Corp. of America,
3.40%, 12/15/27	1,355	1,271

		7,988

Diversified Banks - 3.1%
Bank of America Corp.,
4.20%, 8/26/24	2,095	2,078
4.00%, 1/22/25	2,662	2,593
(Variable, ICE LIBOR USD 3M + 2.93%),
5.88%, 3/15/28(2) (3)	1,990	1,811
6.11%, 1/29/37	3,435	3,775
Citigroup, Inc.,
2.40%, 2/18/20	635	629
(Floating, ICE LIBOR USD 3M + 1.10%),
3.74%, 5/17/24(1)	1,305	1,273
4.40%, 6/10/25	2,140	2,094
3.40%, 5/1/26	245	230
3.20%, 10/21/26	850	785
4.45%, 9/29/27	212	204
6.68%, 9/13/43	2,772	3,270
5.30%, 5/6/44	960	957
4.75%, 5/18/46	2,755	2,547
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 3.47%),
5.99%, 4/30/19(1) (3)	3,512	3,464
(Variable, ICE LIBOR USD 3M + 3.80%),
5.30%, 5/1/20(2) (3)	1,995	1,970
4.40%, 7/22/20	1,145	1,166
(Variable, ICE LIBOR USD 3M + 2.58%),
4.63%, 11/1/22(2) (3)	5,230	4,432
(Variable, ICE LIBOR USD 3M + 1.00%),
4.02%, 12/5/24(2)	2,230	2,248
4.25%, 10/1/27	245	241

		35,767

Electrical Equipment Manufacturing - 0.4%
Keysight Technologies, Inc.,
3.30%, 10/30/19	1,480	1,476
4.60%, 4/6/27	1,430	1,435
Roper Technologies, Inc.,
3.85%, 12/15/25	1,680	1,648

		4,559

Exploration & Production - 2.1%
Apache Corp.,
4.25%, 1/15/44	1,490	1,200

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.8% continued
Exploration & Production - 2.1% continued
Denbury Resources, Inc.,
7.50%, 2/15/24(4)	$1,705	$1,372
Hess Corp.,
7.13%, 3/15/33	1,000	1,061
6.00%, 1/15/40	2,025	1,856
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28(4)	2,855	2,512
Murphy Oil Corp.,
6.88%, 8/15/24	3,270	3,252
5.88%, 12/1/42	3,560	2,709
Occidental Petroleum Corp.,
3.13%, 2/15/22	1,930	1,919
SM Energy Co.,
5.63%, 6/1/25	3,565	3,102
6.75%, 9/15/26	890	797
Southwestern Energy Co.,
6.20%, 1/23/25	2,655	2,373
Whiting Petroleum Corp.,
6.63%, 1/15/26	1,865	1,599

		23,752

Financial Services - 2.2%
Ares Capital Corp.,
3.50%, 2/10/23	1,630	1,549
4.25%, 3/1/25	2,275	2,166
Charles Schwab (The) Corp.,
(Variable, ICE LIBOR USD 3M + 2.58%),
5.00%, 12/1/27(2) (3)	1,880	1,575
Eagle Holding Co. II LLC,
7.63%, (100% Cash), 5/15/22(4) (5)	1,315	1,256
FMR LLC,
6.45%, 11/15/39(4)	3,915	4,791
Goldman Sachs Group (The), Inc.,
(Variable, ICE LIBOR USD 3M + 3.88%),
5.70%, 5/10/19(2) (3)	3,195	3,115
2.60%, 4/23/20	620	614
(Variable, ICE LIBOR USD 3M + 2.87%),
5.00%, 11/10/22(2) (3)	4,010	3,358
(Floating, ICE LIBOR USD 3M + 1.00%),
3.49%, 7/24/23(1)	860	836
(Variable, ICE LIBOR USD 3M + 1.20%),
3.27%, 9/29/25(2)	125	117
6.75%, 10/1/37	602	680
4.80%, 7/8/44	1,325	1,262
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.38%, 12/15/25	1,465	1,410
Morgan Stanley,
2.63%, 11/17/21	455	444
(Floating, ICE LIBOR USD 3M + 1.40%),
3.89%, 10/24/23(1)	1,030	1,025
(Floating, ICE LIBOR USD 3M + 1.22%),
3.81%, 5/8/24(1)	1,600	1,576

		25,774

Food & Beverage - 1.2%
Beam Suntory, Inc.,
3.25%, 6/15/23	2,065	2,003
Constellation Brands, Inc.,
4.75%, 12/1/25	2,255	2,303
General Mills, Inc.,
4.70%, 4/17/48	995	911
Kraft Heinz Foods Co.,
6.50%, 2/9/40	555	590
5.00%, 6/4/42	1,775	1,587
Molson Coors Brewing Co.,
3.00%, 7/15/26	585	521
5.00%, 5/1/42	1,913	1,801
Post Holdings, Inc.,
5.75%, 3/1/27(4)	2,095	1,964
Smithfield Foods, Inc.,
2.70%, 1/31/20(4)	1,015	1,001
2.65%, 10/3/21(4)	810	774

		13,455

Hardware - 1.2%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23(4)	1,235	1,257
8.35%, 7/15/46(4)	4,500	4,872
Hewlett Packard Enterprise Co.,
3.50%, 10/5/21	1,680	1,685
4.40%, 10/15/22	1,840	1,868
6.20%, 10/15/35	2,375	2,290
6.35%, 10/15/45	2,570	2,399

		14,371

Health Care Facilities & Services - 1.0%
Cardinal Health, Inc.,
4.90%, 9/15/45	1,255	1,132

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.8% continued
Health Care Facilities & Services - 1.0% continued
Cigna Corp.,
3.40%, 9/17/21(4)	$1,580	$1,576
CVS Health Corp.,
3.35%, 3/9/21	3,095	3,086
2.75%, 12/1/22	1,090	1,049
HCA, Inc.,
5.50%, 6/15/47	1,445	1,369
Laboratory Corp. of America Holdings,
3.25%, 9/1/24	1,200	1,148
McKesson Corp.,
3.65%, 11/30/20	1,780	1,789

		11,149

Home Improvement - 0.2%
Masco Corp.,
4.50%, 5/15/47	775	662
ServiceMaster (The) Co. LLC,
5.13%, 11/15/24(4)	2,300	2,173

		2,835

Industrial Other - 0.3%
H&E Equipment Services, Inc.,
5.63%, 9/1/25	1,550	1,422
United Rentals North America, Inc.,
6.50%, 12/15/26	1,815	1,788

		3,210

Integrated Oils - 0.1%
BP Capital Markets America, Inc.,
4.74%, 3/11/21	505	521

Life Insurance - 1.1%
MetLife, Inc.,
6.40%, 12/15/36	746	758
Metropolitan Life Global Funding I,
2.65%, 4/8/22(4)	1,960	1,910
Principal Financial Group, Inc.,
(Variable, ICE LIBOR USD 3M + 3.04%),
4.70%, 5/15/55(2)	2,555	2,424
Protective Life Corp.,
8.45%, 10/15/39	4,725	6,406
Protective Life Global Funding,
2.62%, 8/22/22(4)	750	729

		12,227

Managed Care - 0.5%
Anthem, Inc.,
3.50%, 8/15/24	1,500	1,472
4.55%, 3/1/48	2,400	2,289
Magellan Health, Inc.,
4.40%, 9/22/24	1,230	1,156
UnitedHealth Group, Inc.,
4.45%, 12/15/48	890	916

		5,833

Medical Equipment & Devices Manufacturing - 0.2%
Baxter International, Inc.,
1.70%, 8/15/21	1,235	1,185
Zimmer Biomet Holdings, Inc.,
3.55%, 4/1/25	1,025	974

		2,159

Metals & Mining - 0.2%
AK Steel Corp.,
6.38%, 10/15/25	2,460	1,894
Glencore Funding LLC,
3.88%, 10/27/27(4)	985	881

		2,775

Oil & Gas Services & Equipment - 0.9%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/22	1,145	1,098
4.08%, 12/15/47	1,620	1,335
Nabors Industries, Inc.,
5.75%, 2/1/25	2,130	1,612
Oceaneering International, Inc.,
6.00%, 2/1/28	4,035	3,254
Patterson-UTI Energy, Inc.,
3.95%, 2/1/28	1,535	1,408
Rowan Cos., Inc.,
7.38%, 6/15/25	2,665	2,139

		10,846

Pharmaceuticals - 0.2%
AbbVie, Inc.,
4.70%, 5/14/45	1,175	1,068
Mylan, Inc.,
5.40%, 11/29/43	1,440	1,219

		2,287

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.8% continued
Pipeline - 2.9%
Energy Transfer Operating L.P.,
(Variable, ICE LIBOR USD 3M + 4.03%),
6.25%, 2/15/23(2) (3)	$3,125	$2,615
4.20%, 9/15/23	850	838
4.20%, 4/15/27	805	750
5.30%, 4/15/47	2,370	2,089
EnLink Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.00%, 12/15/22(2) (3)	1,905	1,385
Enterprise Products Operating LLC,
5.20%, 9/1/20	930	959
(Variable, ICE LIBOR USD 3M + 2.57%),
5.38%, 2/15/78(2)	2,315	1,914
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/1/25	2,495	2,195
Kinder Morgan, Inc.,
5.05%, 2/15/46	1,625	1,484
MPLX L.P.,
4.80%, 2/15/29	1,730	1,726
5.50%, 2/15/49	1,260	1,226
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	2,830	2,780
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.13%, 11/15/22(2) (3)	2,745	2,306
Plains All American Pipeline L.P./PAA Finance Corp.,
4.90%, 2/15/45	2,475	2,115
Sunoco Logistics Partners Operations L.P.,
3.90%, 7/15/26	1,015	937
Western Gas Partners L.P.,
5.50%, 8/15/48	940	837
Williams (The) Cos., Inc.,
5.25%, 3/15/20	1,860	1,897
5.75%, 6/24/44	3,370	3,387
4.85%, 3/1/48	2,395	2,173

		33,613

Power Generation - 0.1%
Terraform Global Operating LLC,
6.13%, 3/1/26(4)	1,035	962

Publishing & Broadcasting - 0.2%
CBS Radio, Inc.,
7.25%, 11/1/24(4)	2,340	2,176

Real Estate - 1.3%
American Tower Corp.,
3.13%, 1/15/27	2,700	2,444
Brixmor Operating Partnership L.P.,
3.85%, 2/1/25	1,515	1,464
EPR Properties,
4.50%, 4/1/25	1,500	1,480
4.50%, 6/1/27	2,215	2,135
Howard Hughes (The) Corp.,
5.38%, 3/15/25(4)	2,105	1,979
Iron Mountain, Inc.,
4.88%, 9/15/27(4)	2,065	1,802
Ventas Realty L.P.,
5.70%, 9/30/43	1,290	1,404
Welltower, Inc.,
4.25%, 4/1/26	2,060	2,056

		14,764

Refining & Marketing - 0.1%
Phillips 66,
4.65%, 11/15/34	1,000	974

Restaurants - 0.2%
Golden Nugget, Inc.,
6.75%, 10/15/24(4)	2,920	2,752

Retail - Consumer Discretionary - 0.2%
Best Buy Co., Inc.,
4.45%, 10/1/28	921	878
ERAC USA Finance LLC,
7.00%, 10/15/37(4)	1,435	1,784

		2,662

Retail - Consumer Staples - 0.1%
Bunge Ltd. Finance Corp.,
3.75%, 9/25/27	1,410	1,254

Semiconductors - 0.4%
Analog Devices, Inc.,
3.50%, 12/5/26	2,180	2,087
Broadcom Corp./Broadcom Cayman Finance Ltd.,
2.38%, 1/15/20	1,135	1,121

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.8% continued
Semiconductors - 0.4% continued
Maxim Integrated Products, Inc.,
3.45%, 6/15/27	$1,200	$1,119

		4,327

Software & Services - 0.7%
Activision Blizzard, Inc.,
2.30%, 9/15/21	2,048	1,995
Citrix Systems, Inc.,
4.50%, 12/1/27	3,680	3,517
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24(4)	2,535	2,700

		8,212

Tobacco - 0.7%
Altria Group, Inc.,
4.50%, 5/2/43	550	458
5.38%, 1/31/44	2,640	2,462
Reynolds American, Inc.,
5.85%, 8/15/45	2,372	2,203
RJ Reynolds Tobacco Co.,
8.13%, 6/23/19	2,475	2,525

		7,648

Transportation & Logistics - 0.2%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
2.70%, 3/14/23(4)	2,880	2,748

Utilities - 1.4%
Dominion Energy Gas Holdings LLC,
4.60%, 12/15/44	980	966
Exelon Corp.,
5.63%, 6/15/35	1,910	2,060
Mississippi Power Co.,
3.95%, 3/30/28	1,115	1,100
NextEra Energy Capital Holdings, Inc.,
(Variable, ICE LIBOR USD 3M + 2.41%),
4.80%, 12/1/77(2)	3,040	2,561
Pennsylvania Electric Co.,
3.25%, 3/15/28(4)	1,195	1,118
PPL Capital Funding, Inc.,
4.00%, 9/15/47	2,540	2,264
Southern Power Co.,
4.95%, 12/15/46	4,175	3,893
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.88%, 3/1/27	2,465	2,182

		16,144

Waste & Environment Services & Equipment - 0.2%
Advanced Disposal Services, Inc.,
5.63%, 11/15/24(4)	2,360	2,307

Wireless Telecommunications Services - 1.9%
AT&T, Inc.,
2.45%, 6/30/20	1,590	1,569
4.80%, 6/15/44	2,900	2,599
4.35%, 6/15/45	2,000	1,690
4.55%, 3/9/49	2,000	1,722
Sprint Capital Corp.,
6.88%, 11/15/28	3,365	3,180
Sprint Corp.,
7.88%, 9/15/23	4,110	4,218
7.13%, 6/15/24	1,705	1,689
Verizon Communications, Inc.,
3.00%, 11/1/21	2,215	2,204
4.67%, 3/15/55	4,000	3,673

		22,544

Wireline Telecommunications Services - 0.1%
Frontier Communications Corp.,
10.50%, 9/15/22	1,960	1,362

Total Corporate Bonds (Cost $392,475)		368,301

FOREIGN ISSUER BONDS - 10.4%
Auto Parts Manufacturing - 0.2%
Dana Financing Luxembourg S.a.r.l.,
6.50%, 6/1/26(4)	2,135	2,047

Banks - 1.0%
Australia & New Zealand Banking Group Ltd.,
2.25%, 11/9/20	2,190	2,155
BPCE S.A.,
3.50%, 10/23/27(4)	2,950	2,680
Cooperatieve Rabobank U.A.,
5.25%, 8/4/45	2,370	2,444
Credit Suisse Group Funding Guernsey Ltd.,
4.55%, 4/17/26	485	480

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.4% continued
Banks - 1.0% continued
ING Groep N.V.,
4.63%, 1/6/26(4)	$520	$523
Lloyds Banking Group PLC,
4.45%, 5/8/25	480	477
Santander UK Group Holdings PLC,
4.75%, 9/15/25(4)	2,865	2,694

		11,453

Cable & Satellite - 0.9%
Altice Financing S.A.,
6.63%, 2/15/23(4)	2,050	1,968
7.50%, 5/15/26(4)	3,550	3,239
Altice Luxembourg S.A.,
7.75%, 5/15/22(4)	2,435	2,216
UPC Holding B.V.,
5.50%, 1/15/28(4)	2,625	2,356
VTR Finance B.V.,
6.88%, 1/15/24(4)	904	904

		10,683

Chemicals - 0.4%
Braskem Netherlands Finance B.V.,
4.50%, 1/10/28(4)	3,295	3,045
Nutrien Ltd.,
4.90%, 6/1/43	680	650
Syngenta Finance N.V.,
5.18%, 4/24/28(4)	1,080	1,002

		4,697

Commercial Finance - 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.50%, 1/15/25	1,135	1,035
Aircastle Ltd.,
4.40%, 9/25/23	1,770	1,741

		2,776

Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
7.25%, 5/15/24(4)	1,970	1,965

Design, Manufacturing & Distribution - 0.2%
Flex Ltd.,
4.75%, 6/15/25	2,160	2,116

Diversified Banks - 1.9%
Bank of Nova Scotia (The),
(Variable, ICE LIBOR USD 3M + 2.65%),
4.65%, 10/12/22(2) (3)	1,530	1,326
BNP Paribas S.A.,
4.63%, 3/13/27(4)	2,250	2,184
(Variable, USD Swap 5Y + 2.84%),
5.13%, 11/15/27(2) (3) (4)	5,275	4,563
HSBC Holdings PLC,
(Variable, USD ICE Swap Rate 5Y + 3.75%),
6.00%, 5/22/27(2) (3)	3,405	3,066
7.63%, 5/17/32	2,370	2,987
5.25%, 3/14/44	3,671	3,639
Royal Bank of Scotland Group PLC,
(Variable, USD Swap 5Y + 5.80%),
7.50%, 8/10/20(2) (3)	2,430	2,406
(Floating, ICE LIBOR USD 3M + 1.47%),
4.09%, 5/15/23(1)	2,285	2,216

		22,387

Electrical Equipment Manufacturing - 0.1%
Johnson Controls International PLC,
5.13%, 9/14/45	1,610	1,607

Entertainment Content - 0.2%
Ziggo B.V.,
5.50%, 1/15/27(4)	2,345	2,099

Exploration & Production - 0.3%
Canadian Natural Resources Ltd.,
6.75%, 2/1/39	605	707
Encana Corp.,
8.13%, 9/15/30	2,195	2,765

		3,472

Financial Services - 0.2%
UBS A.G.,
2.20%, 6/8/20(4)	700	688
2.45%, 12/1/20(4)	1,625	1,595

		2,283

Food & Beverage - 0.5%
Bacardi Ltd.,
5.30%, 5/15/48(4)	2,355	2,126
MARB BondCo PLC,
6.88%, 1/19/25(4)	1,040	964
Suntory Holdings Ltd.,
2.55%, 6/28/22(4)	2,185	2,094

		5,184

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.4% continued
Forest & Paper Products Manufacturing - 0.1%
Celulosa Arauco y Constitucion S.A.,
5.50%, 11/2/47	$1,070	$1,006

Hardware - 0.2%
Seagate HDD Cayman,
4.75%, 1/1/25	2,835	2,514

Integrated Oils - 0.1%
Cenovus Energy, Inc.,
6.75%, 11/15/39	1,015	991
Petroleos Mexicanos,
6.50%, 1/23/29	735	685

		1,676

Life Insurance - 0.2%
Manulife Financial Corp.,
(Variable, USD ICE Swap Rate 5Y + 1.65%),
4.06%, 2/24/32(2)	2,945	2,777

Machinery Manufacturing - 0.1%
Pentair Finance S.a.r.l.,
2.65%, 12/1/19	1,390	1,379

Metals & Mining - 1.2%
Anglo American Capital PLC,
3.75%, 4/10/22(4)	3,275	3,197
4.88%, 5/14/25(4)	790	776
4.00%, 9/11/27(4)	505	457
4.50%, 3/15/28(4)	3,175	2,952
IAMGOLD Corp.,
7.00%, 4/15/25(4)	2,800	2,632
New Gold, Inc.,
6.38%, 5/15/25(4)	1,115	847
Teck Resources Ltd.,
6.25%, 7/15/41	2,120	2,009
Vale Overseas Ltd.,
4.38%, 1/11/22	802	816

		13,686

Oil & Gas Services & Equipment - 0.4%
Ensco PLC,
7.75%, 2/1/26	1,820	1,347
Noble Holding International Ltd.,
7.75%, 1/15/24	1,265	958
7.88%, 2/1/26(4)	1,990	1,696

		4,001

Pharmaceuticals - 0.2%
Allergan Funding SCS,
4.55%, 3/15/35	645	612
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/26	1,345	1,217

		1,829

Pipeline - 0.5%
Enbridge, Inc.,
2.90%, 7/15/22	2,345	2,269
(Variable, ICE LIBOR USD 3M + 3.64%),
6.25%, 3/1/78(2)	1,855	1,667
TransCanada PipeLines Ltd.,
(Variable, ICE LIBOR USD 3M + 2.21%),
4.83%, 5/15/67(1)	2,470	1,989

		5,925

Refining & Marketing - 0.3%
Parkland Fuel Corp.,
6.00%, 4/1/26	2,535	2,377
Puma International Financing S.A.,
5.00%, 1/24/26(4)	1,925	1,492

		3,869

Retail - Consumer Discretionary - 0.2%
Alibaba Group Holding Ltd.,
3.40%, 12/6/27	1,455	1,345
4.20%, 12/6/47	1,020	905

		2,250

Semiconductors - 0.2%
NXP B.V./NXP Funding LLC,
4.88%, 3/1/24(4)	1,960	1,969

Software & Services - 0.1%
Tencent Holdings Ltd.,
2.99%, 1/19/23(4)	1,400	1,361

Wireline Telecommunications Services - 0.3%
British Telecommunications PLC,
5.13%, 12/4/28	2,170	2,182
Telefonica Emisiones S.A.,
5.21%, 3/8/47	1,460	1,337

		3,519

Total Foreign Issuer Bonds (Cost $129,636)		120,530

FIXED INCOME FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.2%(6)
Fannie Mae - 27.7%
Pool #255498,
5.50%, 12/1/34	$155	$167
Pool #256883,
6.00%, 9/1/37	12	14
Pool #535714,
7.50%, 1/1/31	20	22
Pool #545003,
8.00%, 5/1/31	1	1
Pool #545437,
7.00%, 2/1/32	43	49
Pool #545556,
7.00%, 4/1/32	27	31
Pool #555189,
7.00%, 12/1/32	158	171
Pool #581806,
7.00%, 7/1/31	54	60
Pool #585617,
7.00%, 5/1/31(7)	—	—
Pool #745148,
5.00%, 1/1/36	91	97
Pool #888538,
5.50%, 1/1/37	223	240
Pool #890009,
5.50%, 9/1/36	1,020	1,099
Pool #893082,
(Floating, ICE LIBOR USD 1Y + 1.91%, 10.82% Cap),
4.56%, 9/1/36(1)	660	697
Pool #929035,
6.50%, 1/1/38	95	102
Pool #932638,
5.00%, 3/1/40	3,695	3,929
Pool #955782,
6.50%, 10/1/37	55	60
Pool #990702,
6.50%, 9/1/38	1,023	1,146
Pool #AB1470,
4.50%, 9/1/40	1,441	1,509
Pool #AB3114,
5.00%, 6/1/41	1,909	2,026
Pool #AB9522,
3.50%, 5/1/43	15,214	15,328
Pool #AC6767,
4.50%, 1/1/40	1,214	1,272
Pool #AC9581,
5.50%, 1/1/40	2,307	2,476
Pool #AD0915,
5.50%, 12/1/38	88	94
Pool #AD6929,
5.00%, 6/1/40	1,598	1,696
Pool #AH1166,
4.50%, 12/1/40	1,721	1,803
Pool #AH1507,
4.50%, 12/1/40	4,447	4,658
Pool #AL4408,
4.50%, 11/1/43	5,707	5,983
Pool #AL5686,
4.00%, 9/1/44	3,967	4,071
Pool #AL8352,
3.00%, 10/1/44	18,552	18,229
Pool #AL9069,
3.00%, 3/1/44	9,066	8,908
Pool #AQ9333,
4.00%, 1/1/43	3,597	3,699
Pool #AS2703,
4.00%, 6/1/44	4,084	4,191
Pool #AS3473,
4.00%, 10/1/44	6,531	6,671
Pool #AS3655,
4.50%, 10/1/44	2,160	2,249
Pool #AS6075,
4.00%, 10/1/45	3,391	3,461
Pool #AS6184,
3.50%, 11/1/45	11,696	11,776
Pool #AS6520,
3.50%, 1/1/46	4,744	4,759
Pool #AS6730,
3.50%, 2/1/46	8,665	8,691
Pool #AS7568,
4.50%, 7/1/46	7,251	7,516
Pool #AS8699,
4.00%, 1/1/47	5,120	5,221
Pool #AU7032,
4.00%, 11/1/43	21,551	22,154
Pool #AW6233,
4.50%, 6/1/44	5,547	5,815

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.2%(6) continued
Fannie Mae - 27.7% continued
Pool #AZ7903,
4.00%, 6/1/41	$3,899	$4,009
Pool #BC0326,
3.50%, 12/1/45	4,404	4,418
Pool #BC4898,
3.50%, 2/1/46	7,934	7,958
Pool #BD1165,
3.00%, 10/1/46	5,491	5,356
Pool #BD5046,
3.50%, 2/1/47	4,168	4,177
Pool #BD7060,
4.00%, 3/1/47	9,612	9,797
Pool #BD7081,
4.00%, 3/1/47	9,340	9,525
Pool #BE3619,
4.00%, 5/1/47	9,838	10,033
Pool #BE3702,
4.00%, 6/1/47	8,939	9,115
Pool #BE5651,
3.00%, 2/1/47	5,372	5,239
Pool #BM2000,
3.50%, 5/1/47	9,746	9,766
Pool #MA2522,
3.50%, 2/1/46	5,902	5,921
Pool #MA2642,
3.50%, 6/1/46	6,589	6,608
Pool #MA2705,
3.00%, 8/1/46	5,109	4,982
Pool #MA2864,
3.50%, 1/1/47	3,450	3,458
Pool #MA2929,
3.50%, 3/1/47	4,559	4,569
Pool #MA3027,
4.00%, 6/1/47	6,198	6,320
Pool #MA3088,
4.00%, 8/1/47	4,084	4,164
Pool #MA3120,
3.50%, 9/1/47	11,098	11,106
Pool #MA3183,
4.00%, 11/1/47	9,593	9,781
Pool #MA3184,
4.50%, 11/1/47	12,391	12,841
Pool #MA3211,
4.00%, 12/1/47	9,671	9,869

		321,153

Freddie Mac - 0.1%
Pool #1B3575,
(Floating, ICE LIBOR USD 1Y + 1.80%, 11.36% Cap),
4.55%, 9/1/37(1)	60	61
Pool #1G2296,
(Floating, ICE LIBOR USD 1Y + 2.06%, 11.37% Cap),
4.93%, 11/1/37(1)	546	571
Pool #1J0365,
(Floating, ICE LIBOR USD 1Y + 1.85%, 10.85% Cap),
4.06%, 4/1/37(1)	344	361
Pool #1J2840,
(Floating, ICE LIBOR USD 1Y + 1.90%, 10.75% Cap),
4.65%, 9/1/37(1)	434	455
Pool #848076,
(Floating, ICE LIBOR USD 1Y + 1.92%, 10.89% Cap),
4.54%, 6/1/38(1)	177	179

		1,627

Freddie Mac Gold - 0.4%
Pool #A65182,
6.50%, 9/1/37	1,377	1,550
Pool #A92650,
5.50%, 6/1/40	107	113
Pool #C00910,
7.50%, 1/1/30	137	157
Pool #C02790,
6.50%, 4/1/37	766	883
Pool #C02838,
5.50%, 5/1/37	1,061	1,143
Pool #G01954,
5.00%, 11/1/35	597	634
Pool #G18643,
2.50%, 5/1/32	250	244

		4,724

Total U.S. Government Agencies (Cost $337,406)		327,504

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 23.3%
U.S. Treasury Bonds - 2.3%
3.00%, 8/15/48	$11,030	$10,978
3.38%, 11/15/48	15,134	16,184

		27,162

U.S. Treasury Inflation Indexed Bonds - 0.5%
1.00%, 2/15/46	5,730	5,797

U.S. Treasury Inflation Indexed Notes - 1.0%
0.50%, 1/15/28	11,615	11,363

U.S. Treasury Notes - 19.5%
2.75%, 11/30/20	6,510	6,540
2.63%, 6/15/21	118,791	119,185
2.63%, 12/15/21	16,706	16,781
2.63%, 6/30/23	46,270	46,510
2.88%, 11/30/23	28,235	28,727
2.88%, 11/30/25	8,333	8,482

		226,225

Total U.S. Government Obligations (Cost $268,060)		270,547

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(8) (9)	964,029	$964

Total Investment Companies (Cost $964)		964

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
2.43%, 4/25/19(10)	$900	$893

Total Short-Term Investments (Cost $893)		893

Total Investments - 97.1% (Cost $1,166,826)		1,125,616

Other Assets less Liabilities - 2.9%		33,498

NET ASSETS - 100.0%		$1,159,114

(1)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(3)	Perpetual bond. Maturity date represents next call date.
(4)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Principal Amount and Value rounds to less than one thousand.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of December 31, 2018 is disclosed.
(10)	Discount rate at the time of purchase.

Percentages shown are based on Net Assets.

At December 31, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	24.1%
U.S. Agency	29.1
AAA	3.3
AA	0.6
A	4.3
BBB	26.7
BB	5.8
B	4.4
CCC	1.6
Cash Equivalents	0.1

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued	DECEMBER 31, 2018 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$36,877	$—	$36,877
Corporate Bonds(1)	—	368,301	—	368,301
Foreign Issuer Bonds(1)	—	120,530	—	120,530
U.S. Government Agencies(1)	—	327,504	—	327,504
U.S. Government Obligations(1)	—	270,547	—	270,547
Investment Companies	964	—	—	964
Short-Term Investments	—	893	—	893

Total Investments	$964	$1,124,652	$—	$1,125,616

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,598	$702,633	$704,267	$363	$964	964

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

USD - United States Dollar

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.3%
Aerospace & Defense - 1.7%
Pioneer Holdings LLC/Pioneer Finance Corp.,
9.00%, 11/1/22(1)	$23,563	$23,681
StandardAero Aviation Holdings, Inc.,
10.00%, 7/15/23(1)	11,225	11,955
Triumph Group, Inc.,
7.75%, 8/15/25	23,000	20,297

		55,933

Automobiles Manufacturing - 0.5%
General Motors Financial Co., Inc.,
(Variable, ICE LIBOR USD 3M + 3.60%),
5.75%, 9/30/27(2) (3)	22,600	18,023

Banks - 0.6%
CIT Group, Inc.,
(Variable, ICE LIBOR USD 3M + 3.97%),
5.80%, 6/15/22(2) (3)	21,824	19,751

Biotechnology - 0.7%
Sotera Health Topco, Inc.,
8.13%, (100% Cash), 11/1/21(1) (4)	23,255	21,860

Building Materials - 0.6%
NCI Building Systems, Inc.,
8.00%, 4/15/26(1)	22,075	20,199

Cable & Satellite - 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28(1)	12,837	11,810
CSC Holdings LLC,
10.88%, 10/15/25(1)	5,745	6,456
DISH DBS Corp.,
7.75%, 7/1/26	18,667	15,447
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	19,530	17,894
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25(1)	27,900	24,134

		75,741

Casinos & Gaming - 0.7%
Boyd Gaming Corp.,
6.00%, 8/15/26	9,000	8,415
Eldorado Resorts, Inc.,
6.00%, 9/15/26(1)	16,688	15,770

		24,185

Chemicals - 1.2%
CVR Partners L.P./CVR Nitrogen Finance Corp.,
9.25%, 6/15/23(1)	21,710	22,579
Hexion, Inc.,
6.63%, 4/15/20	21,875	17,445

		40,024

Coal Operations - 0.8%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
7.50%, 5/1/25(1)	25,192	25,255

Commercial Finance - 0.6%
Fortress Transportation & Infrastructure Investors LLC,
6.75%, 3/15/22(1)	19,125	19,173

Consumer Finance - 3.9%
Curo Group Holdings Corp.,
8.25%, 9/1/25(1)	20,300	15,935
Discover Financial Services,
(Variable, ICE LIBOR USD 3M + 3.08%),
5.50%, 10/30/27(2) (3)	20,425	16,970
Enova International, Inc.,
8.50%, 9/15/25(1)	28,850	23,441
Freedom Mortgage Corp.,
8.13%, 11/15/24(1)	20,023	17,170
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.25%, 10/1/25	21,822	19,476
Provident Funding Associates L.P./PFG Finance Corp.,
6.38%, 6/15/25(1)	20,928	18,835
Springleaf Finance Corp.,
6.88%, 3/15/25	19,800	17,721

		129,548

Consumer Products - 0.6%
Energizer Gamma Acquisition, Inc.,
6.38%, 7/15/26(1)	23,105	21,199

Containers & Packaging - 1.1%
BWAY Holding Co.,
7.25%, 4/15/25(1)	17,567	15,766

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.3% continued
Containers & Packaging - 1.1% continued
Flex Acquisition Co., Inc.,
7.88%, 7/15/26(1)	$23,170	$20,853

		36,619

Diversified Manufacturing - 0.7%
Vertiv Intermediate Holding Corp.,
12.00%, (100% Cash), 2/15/22(1) (4)	24,375	22,425

Entertainment Resources - 0.4%
AMC Entertainment Holdings, Inc.,
5.88%, 11/15/26	17,505	15,010

Exploration & Production - 5.8%
Berry Petroleum Co. LLC,
7.00%, 2/15/26(1)	21,900	19,710
Chesapeake Energy Corp.,
8.00%, 1/15/25	14,800	13,061
Denbury Resources, Inc.,
9.00%, 5/15/21(1)	20,908	19,444
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.00%, 2/15/23(1)	19,900	21,293
Gulfport Energy Corp.,
6.38%, 1/15/26	22,690	19,627
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28(1)	20,050	17,644
Indigo Natural Resources LLC,
6.88%, 2/15/26(1)	21,145	18,185
SM Energy Co.,
5.63%, 6/1/25	12,210	10,623
Southwestern Energy Co.,
6.20%, 1/23/25	21,063	18,825
Whiting Petroleum Corp.,
6.63%, 1/15/26	19,524	16,742
WildHorse Resource Development Corp.,
6.88%, 2/1/25	21,200	20,034

		195,188

Financial Services - 1.6%
LPL Holdings, Inc.,
5.75%, 9/15/25(1)	20,558	19,273
Nationstar Mortgage Holdings, Inc.,
8.13%, 7/15/23(1)	19,125	18,647
NFP Corp.,
6.88%, 7/15/25(1)	18,150	16,244

		54,164

Food & Beverage - 1.4%
Dole Food Co., Inc.,
7.25%, 6/15/25(1)	26,575	24,715
Post Holdings, Inc.,
5.75%, 3/1/27(1)	7,078	6,635
Simmons Foods, Inc.,
5.75%, 11/1/24(1)	23,087	16,392

		47,742

Forest & Paper Products Manufacturing - 0.6%
Schweitzer-Mauduit International, Inc.,
6.88%, 10/1/26	20,925	19,669

Hardware - 1.0%
Everi Payments, Inc.,
7.50%, 12/15/25(1)	20,700	19,587
TTM Technologies, Inc.,
5.63%, 10/1/25(1)	14,650	13,625

		33,212

Health Care Facilities & Services - 3.9%
Eagle Holding Co. II LLC,
7.63%, (100% Cash), 5/15/22(1) (4)	25,430	24,286
Envision Healthcare Corp.,
8.75%, 10/15/26(1)	14,250	12,326
MEDNAX, Inc.,
6.25%, 1/15/27(1)	19,485	18,803
RegionalCare Hospital Partners Holdings, Inc.,
8.25%, 5/1/23(1)	23,046	23,276
Team Health Holdings, Inc.,
6.38%, 2/1/25(1)	9,500	7,754
Tenet Healthcare Corp.,
8.13%, 4/1/22	24,624	24,686
West Street Merger Sub, Inc.,
6.38%, 9/1/25(1)	22,539	19,947

		131,078

Home Improvement - 0.6%
PGT Escrow Issuer, Inc.,
6.75%, 8/1/26(1)	20,550	20,242

FIXED INCOME FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.3% continued
Homebuilders - 2.0%
Beazer Homes USA, Inc.,
5.88%, 10/15/27	$17,375	$13,726
Century Communities, Inc.,
5.88%, 7/15/25	24,350	21,428
LGI Homes, Inc.,
6.88%, 7/15/26(1)	15,298	13,730
Taylor Morrison Communities, Inc.,
6.63%, 5/15/22	16,700	16,721

		65,605

Industrial Other - 0.4%
Ahern Rentals, Inc.,
7.38%, 5/15/23(1)	15,175	12,140

Investment Companies - 0.8%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.38%, 12/15/25	23,005	22,142
Nationstar Mortgage LLC/Nationstar Capital Corp.,
6.50%, 7/1/21	6,300	6,143

		28,285

Life Insurance - 0.5%
Fidelity & Guaranty Life Holdings, Inc.,
5.50%, 5/1/25(1)	18,685	17,850

Machinery Manufacturing & Rental - 0.6%
United Rentals North America, Inc.,
6.50%, 12/15/26	20,325	20,020

Managed Care - 0.5%
MPH Acquisition Holdings LLC,
7.13%, 6/1/24(1)	16,285	15,186

Metals & Mining - 2.8%
AK Steel Corp.,
7.00%, 3/15/27	21,954	17,124
Commercial Metals Co.,
5.75%, 4/15/26 (1)	17,548	16,276
Freeport-McMoRan, Inc.,
5.45%, 3/15/43	15,350	11,685
Joseph T Ryerson & Son, Inc.,
11.00%, 5/15/22 (1)	23,817	23,995
United States Steel Corp.,
6.88%, 8/15/25	25,450	23,287
		92,367

Oil & Gas Services & Equipment - 2.1%
Nabors Industries, Inc.,
5.75%, 2/1/25	21,490	16,269
Oceaneering International, Inc.,
6.00%, 2/1/28	21,295	17,171
Rowan Cos., Inc.,
7.38%, 6/15/25	21,319	17,109
USA Compression Partners L.P./USA Compression Finance Corp.,
6.88%, 4/1/26(1)	20,775	19,944

		70,493

Pharmaceuticals - 0.1%
JPR Royalty Sub LLC,
14.00%, 9/1/20(1) (5)	8,000	4,000

Pipeline - 5.3%
American Midstream Partners L.P./American Midstream Finance Corp.,
9.50%, 12/15/21(1)	30,488	28,659
EnLink Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.00%, 12/15/22(2) (3)	21,175	15,392
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.00%, 5/15/23	18,384	17,005
6.25%, 5/15/26	4,325	3,709
Global Partners L.P./GLP Finance Corp.,
7.00%, 6/15/23	22,404	21,284
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
7.25%, 2/15/21	22,677	21,543
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/1/23	21,050	20,208
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	18,552	18,227
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.13%, 11/15/22(2) (3)	20,125	16,905
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.88%, 3/1/27	16,995	15,040

		177,972

NORTHERN FUNDS QUARTERLY REPORT     3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.3% continued
Power Generation - 1.2%
Calpine Corp.,
5.50%, 2/1/24	$21,145	$19,348
NRG Energy, Inc.,
5.75%, 1/15/28	21,865	20,990

		40,338

Property & Casualty Insurance - 1.7%
Acrisure LLC/Acrisure Finance, Inc.,
7.00%, 11/15/25(1)	21,825	18,606
HUB International Ltd.,
7.00%, 5/1/26(1)	20,925	18,885
USIS Merger Sub, Inc.,
6.88%, 5/1/25(1)	21,754	19,972

		57,463

Publishing & Broadcasting - 2.2%
CBS Radio, Inc.,
7.25%, 11/1/24(1)	21,550	20,041
Gray Escrow, Inc.,
7.00%, 5/15/27(1)	19,250	18,734
Lee Enterprises, Inc.,
9.50%, 3/15/22(1)	21,848	22,285
Meredith Corp.,
6.88%, 2/1/26(1)	13,100	12,805

		73,865

Real Estate - 0.6%
Five Point Operating Co. L.P./Five Point Capital Corp.,
7.88%, 11/15/25(1)	22,175	21,399

Real Estate Investment Trusts - 0.1%
iStar, Inc.,
6.00%, 4/1/22	3,949	3,821

Refining & Marketing - 2.3%
Citgo Holding, Inc.,
10.75%, 2/15/20(1)	21,857	22,294
Murphy Oil USA, Inc.,
5.63%, 5/1/27	19,332	18,559
PBF Holding Co LLC/PBF Finance Corp.,
7.25%, 6/15/25	19,613	18,436
Sunoco L.P./Sunoco Finance Corp.,
5.50%, 2/15/26	20,050	18,997

		78,286

Restaurants - 0.5%
Golden Nugget, Inc.,
6.75%, 10/15/24(1)	17,735	16,715

Retail - Consumer Discretionary - 2.1%
KGA Escrow LLC,
7.50%, 8/15/23(1)	22,900	22,557
Party City Holdings, Inc.,
6.63%, 8/1/26(1)	24,310	22,122
Sonic Automotive, Inc.,
6.13%, 3/15/27	27,231	23,827

		68,506

Software & Services - 4.7%
Banff Merger Sub, Inc.,
9.75%, 9/1/26(1)	15,025	13,748
GCI LLC,
6.88%, 4/15/25	19,791	19,197
Rackspace Hosting, Inc.,
8.63%, 11/15/24(1)	18,550	14,469
Refinitiv US Holdings, Inc.,
8.25%, 11/15/26(1)	18,125	16,562
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24(1)	31,390	33,430
Sophia L.P./Sophia Finance, Inc.,
9.00%, 9/30/23(1)	23,392	23,392
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
6.75%, 6/1/25(1)	19,875	18,385
Verscend Escrow Corp.,
9.75%, 8/15/26(1)	17,600	16,544

		155,727

Supermarkets & Pharmacies - 0.6%
Cumberland Farms, Inc.,
6.75%, 5/1/25(1)	19,597	19,695

Transportation & Logistics - 0.6%
Navistar International Corp.,
6.63%, 11/1/25(1)	19,993	19,293

Trucking & Leasing - 0.6%
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.,
8.50%, 8/15/21(1)	19,225	19,031

Waste & Environment Services & Equipment - 0.5%
Covanta Holding Corp.,
5.88%, 7/1/25	18,504	17,024

FIXED INCOME FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 67.3% continued
Wireless Telecommunications Services - 2.5%
Iridium Communications, Inc.,
10.25%, 4/15/23(1)	$23,250	$24,587
Sprint Capital Corp.,
6.88%, 11/15/28	8,503	8,035
8.75%, 3/15/32	28,625	30,199
Trilogy International Partners LLC/Trilogy International Finance, Inc.,
8.88%, 5/1/22(1)	20,350	19,689

		82,510

Wireline Telecommunications Services - 0.7%
Frontier Communications Corp.,
10.50%, 9/15/22	31,390	21,816

Total Corporate Bonds (Cost $2,458,537)		2,245,647

FOREIGN ISSUER BONDS - 26.4%
Aerospace & Defense - 1.1%
Bombardier, Inc.,
7.50%, 12/1/24(1)	17,557	16,547
TransDigm UK Holdings PLC,
6.88%, 5/15/26(1)	19,625	18,693

		35,240

Airlines - 1.5%
Virgin Australia Holdings Ltd.,
7.88%, 10/15/21(1)	26,050	25,399
VistaJet Malta Finance PLC/VistaJet Co. Finance LLC,
7.75%, 6/1/20(1)	25,594	24,506

		49,905

Auto Parts Manufacturing - 0.6%
Dana Financing Luxembourg S.a.r.l.,
5.75%, 4/15/25(1)	21,325	19,885

Banks - 0.6%
ING Groep N.V.,
(Variable, USD Swap 5Y + 4.45%),
6.50%, 4/16/25(2) (3)	21,421	19,793

Cable & Satellite - 2.9%
Altice Financing S.A.,
7.50%, 5/15/26(1)	17,345	15,827
Intelsat Jackson Holdings S.A.,
8.50%, 10/15/24(1)	38,875	37,709
Telenet Finance Luxembourg Notes S.a.r.l.,
5.50%, 3/1/28(1)	22,400	20,373
UPC Holding B.V.,
5.50%, 1/15/28(1)	24,375	21,877

		95,786

Chemicals - 0.6%
Starfruit Finco B.V./Starfruit US Holdco LLC,
8.00%, 10/1/26(1)	21,850	20,211

Consumer Finance - 0.6%
goeasy Ltd.,
7.88%, 11/1/22(1)	20,700	20,959

Diversified Banks - 4.0%
BNP Paribas S.A.,
(Variable, USD Swap 5Y + 5.15%),
7.38%, 8/19/25(1) (2) (3)	23,425	23,366
Credit Agricole S.A.,
(Variable, USD Swap 5Y + 4.90%),
7.88%, 1/23/24(1) (2) (3)	22,668	22,638
Credit Suisse Group A.G.,
(Variable, USD Swap 5Y + 4.60%),
7.50%, 7/17/23(1) (2) (3)	25,175	24,546
HSBC Holdings PLC,
(Variable, USD ICE Swap Rate 5Y + 3.75%),
6.00%, 5/22/27(2) (3)	18,683	16,824
Societe Generale S.A.,
(Variable, USD Swap 5Y + 6.24%),
7.38%, 9/13/21(1) (2) (3)	18,600	18,112
(Variable, USD Swap 5Y + 4.30%),
7.38%, 10/4/23(1) (2) (3)	5,000	4,656
Standard Chartered PLC,
(Variable, USD Swap 5Y + 6.30%),
7.50%, 4/2/22(1) (2) (3)	23,787	23,847

		133,989

Food & Beverage - 2.1%
Grupo Bimbo S.A.B. de C.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.28%),
5.95%, 4/17/23(1) (2) (3)	8,425	8,176
JBS USA LUX SA/JBS USA Finance, Inc.,
5.88%, 7/15/24(1)	21,975	21,645

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 26.4% continued
Food & Beverage - 2.1% continued
Marfrig Holdings Europe B.V.,
8.00%, 6/8/23(1)	$21,720	$21,774
Sigma Holdco B.V.,
7.88%, 5/15/26	22,350	19,333

		70,928

Foreign Wireless - 0.7%
Altice France S.A.,
7.38%, 5/1/26(1)	24,837	22,788

Metals & Mining - 2.4%
First Quantum Minerals Ltd.,
7.25%, 4/1/23(1)	13,675	12,034
6.50%, 3/1/24(1)	12,250	10,168
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22(1)	20,091	19,846
Teck Resources Ltd.,
6.00%, 8/15/40	22,360	20,795
Vedanta Resources PLC,
6.38%, 7/30/22(1)	12,335	11,027
6.13%, 8/9/24(1)	6,250	5,181

		79,051

Oil & Gas Services & Equipment - 2.1%
Ensco PLC,
7.75%, 2/1/26	6,600	4,884
5.75%, 10/1/44	29,486	16,479
Noble Holding International Ltd.,
7.75%, 1/15/24	8,114	6,146
7.88%, 2/1/26(1)	7,350	6,266
6.05%, 3/1/41	11,525	7,088
Transocean, Inc.,
9.00%, 7/15/23(1)	19,000	18,905
Weatherford International Ltd.,
8.25%, 6/15/23	15,425	9,255

		69,023

Pharmaceuticals - 2.0%
Bausch Health Cos., Inc.,
5.88%, 5/15/23(1)	15,833	14,646
6.13%, 4/15/25(1)	20,620	17,991
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
6.00%, 7/15/23(1)	19,621	14,961
Teva Pharmaceutical Finance Netherlands III B.V.,
6.75%, 3/1/28	20,950	20,299

		67,897

Power Generation - 0.7%
Drax Finco PLC,
6.63%, 11/1/25(1)	21,995	21,610

Property & Casualty Insurance - 0.6%
Ardonagh Midco 3 PLC,
8.63%, 7/15/23(1)	22,635	19,240

Refining & Marketing - 0.7%
Parkland Fuel Corp.,
6.00%, 4/1/26	25,181	23,607

Technology - 0.7%
Sixsigma Networks Mexico S.A. de C.V.,
7.50%, 5/2/25(1)	25,150	23,830

Trucking & Leasing - 0.3%
Fly Leasing Ltd.,
5.25%, 10/15/24	12,275	11,078

Wireless Telecommunications Services - 2.2%
C&W Senior Financing DAC,
6.88%, 9/15/27(1)	24,325	22,318
Digicel Group Ltd.,
8.25%, 9/30/20(1)	21,539	14,539
Millicom International Cellular S.A.,
5.13%, 1/15/28(1)	21,053	18,737
Wind Tre S.p.A.,
5.00%, 1/20/26(1)	22,575	18,561

		74,155

Total Foreign Issuer Bonds (Cost $955,103)		878,975

TERM LOANS - 2.6%(6)
Consumer Services - 0.7%
TruGreen L.P., Initial Incremental Term Loan,
(Floating, ICE LIBOR USD 1M + 4.00%, 1.00% Floor),
6.42%, 4/13/23	22,161	21,884

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 2.6%(6) continued
Department Stores - 0.6%
J.C. Penney Corp., Inc., Loan,
(Floating, ICE LIBOR USD 3M + 4.25%, 1.00% Floor),
6.96%, 6/23/23	$25,566	$21,731

Pharmaceuticals - 0.6%
Alvogen Pharma US, Inc., 2018 Refinancing Term Loan,
(Floating, ICE LIBOR USD 1M + 4.75%, 1.00% Floor),
7.27%, 4/1/22	20,062	19,610

Retail - Consumer Discretionary - 0.7%
Bass Pro Group LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 5.00%, 0.75% Floor),
7.52%, 9/25/24	23,601	22,528

Total Term Loans (Cost $91,068)		85,753

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.5%
Banks - 0.5%
GMAC Capital Trust I,
(Variable, ICE LIBOR USD 3M + 5.79%),
8.40%(6)	657,459	16,495

Total Preferred Stocks (Cost $15,699)		16,495

INVESTMENT COMPANIES - 0.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(7) (8)	7,145,052	7,145

Total Investment Companies (Cost $7,145)		7,145

Total Investments - 97.0% (Cost $3,527,552)		3,234,015

Other Assets less Liabilities - 3.0%		100,172

NET ASSETS - 100.0%		$3,334,187

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)

Restricted security that has been deemed illiquid. At December 31, 2018, the value of this restricted illiquid security amounted to approximately $4,000,000 or 0.1% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
JPR Royalty Sub LLC,
14.00%, 9/1/20	3/10/11	$8,000

(6)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2018 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	1.9%
BB	25.2
B	49.5
CCC	22.6
CC	0.5
Not Rated	0.1
Cash Equivalents	0.2

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued	DECEMBER 31, 2018 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$2,245,647	$—	$2,245,647
Foreign Issuer Bonds(1)	—	878,975	—	878,975
Term Loans(1)	—	85,753	—	85,753
Preferred Stocks(1)	—	16,495	—	16,495
Investment Companies	7,145	—	—	7,145

Total Investments	$7,145	$3,226,870	$—	$3,234,015

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$54,528	$1,303,921	$1,351,304	$2,200	$7,145	7,145

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

5Y - 5 Year

CMT - Constant Maturity

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

USD - United States Dollar

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT BOND FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 14.3%
Commercial Mortgage-Backed Securities - 7.1%
BANK, Series 2018-BN14, Class A2
4.13%, 9/15/60	$6,155	$6,403
BENCHMARK Mortgage Trust, Series 2018-B2, Class A2
3.66%, 2/15/51	2,355	2,387
BENCHMARK Mortgage Trust, Series 2018-B6, Class A2
4.20%, 10/10/51	3,285	3,413
GS Mortgage Securities Trust, Series 2011-GC5, Class A4
3.71%, 8/10/44	5,530	5,601
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C29, Class A2
2.92%, 5/15/48	500	497
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class A2
3.14%, 1/15/49	475	473
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A2
2.43%, 8/15/49	5,401	5,291
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4
2.92%, 2/15/46	2,200	2,169
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2
2.98%, 7/15/50	700	696
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4
3.09%, 8/10/49	4,900	4,889
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3
2.88%, 12/15/45	4,960	4,883

		36,702

Credit Card - 5.4%
American Express Credit Account Master Trust, Series 2018-8, Class A
3.18%, 4/15/24	5,200	5,242
BA Credit Card Trust, Series 2018-A1, Class A1
2.70%, 7/17/23	2,205	2,197
BA Credit Card Trust, Series 2018-A2, Class A2
3.00%, 9/15/23	5,540	5,556
Capital One Multi-Asset Execution Trust, Series 2018-A1, Class A1
3.01%, 2/15/24	4,975	5,001
Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1
2.49%, 1/20/23	5,490	5,446
Discover Card Execution Note Trust, Series 2018-A5, Class A5
3.32%, 3/15/24	4,360	4,413

		27,855

Other - 1.8%
CNH Equipment Trust, Series 2018-A, Class A3
3.12%, 7/17/23	5,090	5,105
John Deere Owner Trust, Series 2018-B, Class A3
3.08%, 11/15/22	3,900	3,919

		9,024

Total Asset-Backed Securities (Cost $73,808)		73,581

CORPORATE BONDS - 31.4%
Aerospace & Defense - 0.9%
Boeing (The) Co.,
2.13%, 3/1/22	1,410	1,368
Spirit AeroSystems, Inc.,
(Floating, ICE LIBOR USD 3M + 0.80%),
3.59%, 6/15/21(1)	2,020	2,005
United Technologies Corp.,
1.95%, 11/1/21	1,182	1,135

		4,508

Airlines - 0.5%
Delta Air Lines, Inc.,
3.40%, 4/19/21	2,495	2,474

Automobiles Manufacturing - 3.0%
Ford Motor Credit Co. LLC,
2.94%, 1/8/19	1,300	1,300
3.20%, 1/15/21	390	378
(Floating, ICE LIBOR USD 3M + 0.81%),
3.60%, 4/5/21(1)	1,245	1,213

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.4% continued
Automobiles Manufacturing - 3.0% continued
General Motors Financial Co., Inc.,
3.10%, 1/15/19	$4,185	$4,185
(Floating, ICE LIBOR USD 3M + 0.93%),
3.37%, 4/13/20(1)	925	919
(Floating, ICE LIBOR USD 3M + 0.54%),
3.13%, 11/6/20(1)	570	560
3.55%, 4/9/21	641	632
(Floating, ICE LIBOR USD 3M + 1.55%),
3.99%, 1/14/22(1)	570	562
Hyundai Capital America,
2.00%, 7/1/19(2)	1,000	994
Nissan Motor Acceptance Corp.,
2.25%, 1/13/20(2)	495	488
2.15%, 9/28/20(2)	2,905	2,823
Volkswagen Group of America Finance LLC,
4.00%, 11/12/21(2)	1,280	1,279

		15,333

Banks - 2.4%
BB&T Corp.,
2.63%, 6/29/20	520	515
Capital One N.A.,
(Floating, ICE LIBOR USD 3M + 1.15%),
3.67%, 1/30/23(1)	2,440	2,413
Citizens Financial Group, Inc.,
(Variable, ICE LIBOR USD 3M + 3.00%),
6.00%, 7/6/23(3) (4)	1,875	1,725
Discover Bank,
7.00%, 4/15/20	1,000	1,041
JPMorgan Chase Bank N.A.,
(Variable, ICE LIBOR USD 3M + 0.35%),
3.09%, 4/26/21(3)	1,320	1,315
SunTrust Banks, Inc.,
(Variable, ICE LIBOR USD 3M + 3.10%),
5.05%, 6/15/22(3) (4)	3,000	2,633
Synchrony Bank,
3.65%, 5/24/21	580	567
Wells Fargo & Co.,
(Variable, ICE LIBOR USD 3M + 3.77%),
6.56%, 3/15/19(1) (4)	1,270	1,262
(Floating, ICE LIBOR USD 3M + 1.34%),
4.08%, 3/4/21(1)	690	697

		12,168

Biotechnology - 0.4%
Celgene Corp.,
2.88%, 2/19/21	1,620	1,603
Gilead Sciences, Inc.,
4.50%, 4/1/21	605	623

		2,226

Cable & Satellite - 0.3%
Comcast Corp.,
3.45%, 10/1/21	720	727
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25(2)	420	363
Time Warner Cable LLC,
5.00%, 2/1/20	335	340

		1,430

Chemicals - 0.9%
DowDuPont, Inc.,
3.77%, 11/15/20	1,075	1,085
Eastman Chemical Co.,
3.50%, 12/1/21	1,225	1,231
Mosaic (The) Co.,
3.75%, 11/15/21	1,244	1,250
Sherwin-Williams (The) Co.,
2.75%, 6/1/22	1,103	1,068

		4,634

Commercial Finance - 0.8%
Air Lease Corp.,
2.13%, 1/15/20	2,095	2,065
2.50%, 3/1/21	945	921
3.50%, 1/15/22	1,091	1,074

		4,060

Construction Materials Manufacturing - 0.1%
Martin Marietta Materials, Inc.,
(Floating, ICE LIBOR USD 3M + 0.50%),
3.29%, 12/20/19(1)	247	246
Vulcan Materials Co.,
(Floating, ICE LIBOR USD 3M + 0.65%),
3.39%, 3/1/21(1)	410	407

		653

Consumer Finance - 0.7%
American Express Co.,
3.70%, 11/5/21	605	610

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.4% continued
Consumer Finance - 0.7% continued
Capital One Financial Corp.,
(Floating, ICE LIBOR USD 3M + 0.95%),
3.72%, 3/9/22(1)	$2,340	$2,302
(Floating, ICE LIBOR USD 3M + 0.72%),
3.24%, 1/30/23(1)	330	321
Synchrony Financial,
2.70%, 2/3/20	250	246

		3,479

Consumer Services - 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(2)	404	417

Diversified Banks - 3.1%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 0.65%),
3.47%, 6/25/22(1)	1,720	1,698
(Floating, ICE LIBOR USD 3M + 1.16%),
3.63%, 1/20/23(1)	1,161	1,160
(Floating, ICE LIBOR USD 3M + 0.96%),
3.44%, 7/23/24(1)	3,395	3,332
(Floating, ICE LIBOR USD 3M + 0.77%),
3.35%, 2/5/26(1)	863	816
(Floating, ICE LIBOR USD 3M + 0.76%),
3.55%, 9/15/26(1)	1,000	910
Citigroup, Inc.,
(Floating, ICE LIBOR USD 3M + 0.69%),
3.20%, 10/27/22(1)	1,115	1,088
(Floating, ICE LIBOR USD 3M + 1.10%),
3.74%, 5/17/24(1)	430	420
(Floating, ICE LIBOR USD 3M + 1.02%),
3.76%, 6/1/24(1)	1,935	1,895
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 3.47%),
5.99%, 4/30/19(1) (4)	2,186	2,156
(Variable, ICE LIBOR USD 3M + 3.80%),
5.30%, 5/1/20(3) (4)	875	864
(Variable, ICE LIBOR USD 3M + 2.58%),
4.63%, 11/1/22(3) (4)	2,140	1,813

		16,152

Electrical Equipment Manufacturing - 0.2%
Honeywell International, Inc.,
1.85%, 11/1/21	945	913

Entertainment Content - 0.1%
Warner Media LLC,
4.70%, 1/15/21	295	302

Financial Services - 3.9%
E*TRADE Financial Corp.,
(Variable, ICE LIBOR USD 3M + 3.16%),
5.30%, 3/15/23(3) (4)	2,180	1,804
Goldman Sachs Group (The), Inc.,
(Floating, ICE LIBOR USD 3M + 1.11%),
3.62%, 4/26/22(1)	1,555	1,537
(Variable, ICE LIBOR USD 3M + 2.87%),
5.00%, 11/10/22(3) (4)	640	536
(Floating, ICE LIBOR USD 3M + 1.05%),
3.80%, 6/5/23(1)	4,695	4,582
(Floating, ICE LIBOR USD 3M + 1.00%),
3.49%, 7/24/23(1)	885	860
(Floating, ICE LIBOR USD 3M + 1.17%),
3.79%, 5/15/26(1)	140	134
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.38%, 12/15/25	1,660	1,598
Morgan Stanley,
(Floating, ICE LIBOR USD 3M + 1.40%),
3.87%, 4/21/21(1)	1,447	1,454
(Floating, ICE LIBOR USD 3M + 1.18%),
3.65%, 1/20/22(1)	1,788	1,782
(Floating, ICE LIBOR USD 3M + 1.40%),
3.89%, 10/24/23(1)	4,735	4,712
(Floating, ICE LIBOR USD 3M + 1.22%),
3.81%, 5/8/24(1)	902	889
TD Ameritrade Holding Corp.,
2.95%, 4/1/22	420	415

		20,303

Food & Beverage - 3.0%
Anheuser-Busch InBev Finance, Inc.,
2.65%, 2/1/21	736	724
Campbell Soup Co.,
3.30%, 3/15/21	2,005	1,995
Constellation Brands, Inc.,
2.25%, 11/6/20	1,970	1,932
General Mills, Inc.,
3.20%, 4/16/21	705	701
JM Smucker (The) Co.,
2.20%, 12/6/19	1,221	1,210
Keurig Dr. Pepper, Inc.,
3.55%, 5/25/21(2)	1,485	1,483
Kraft Heinz Foods Co.,
5.38%, 2/10/20	1,320	1,350

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.4% continued
Food & Beverage - 3.0% continued
Molson Coors Brewing Co.,
1.90%, 3/15/19	$1,295	$1,291
2.10%, 7/15/21	2,316	2,233
Smithfield Foods, Inc.,
2.70%, 1/31/20(2)	1,135	1,120
2.65%, 10/3/21(2)	1,310	1,252

		15,291

Hardware - 0.4%
Dell International LLC/EMC Corp.,
5.45%, 6/15/23(2)	505	514
Hewlett Packard Enterprise Co.,
3.50%, 10/5/21	740	742
4.40%, 10/15/22	755	766

		2,022

Health Care Facilities & Services - 0.5%
Cigna Corp.,
3.40%, 9/17/21(2)	1,295	1,292
CVS Health Corp.,
3.35%, 3/9/21	442	441
McKesson Corp.,
3.65%, 11/30/20	760	763

		2,496

Home Improvement - 0.4%
Masco Corp.,
3.50%, 4/1/21	1,355	1,349
ServiceMaster (The) Co. LLC,
5.13%, 11/15/24(2)	775	732

		2,081

Homebuilders - 0.3%
D.R. Horton, Inc.,
2.55%, 12/1/20	1,695	1,654

Industrial Other - 0.1%
H&E Equipment Services, Inc.,
5.63%, 9/1/25	660	606

Life Insurance - 1.3%
Pricoa Global Funding I,
2.45%, 9/21/22(2)	635	614
Principal Financial Group, Inc.,
(Variable, ICE LIBOR USD 3M + 3.04%),
4.70%, 5/15/55(3)	1,105	1,048
Principal Life Global Funding II,
2.15%, 1/10/20(2)	1,425	1,410
Protective Life Global Funding,
2.16%, 9/25/20(2)	3,165	3,109
2.62%, 8/22/22(2)	320	311

		6,492

Machinery Manufacturing - 0.6%
Caterpillar Financial Services Corp.,
(Floating, ICE LIBOR USD 3M + 0.59%),
3.33%, 6/6/22(1)	1,380	1,377
(Floating, ICE LIBOR USD 3M + 0.51%),
3.13%, 5/15/23(1)	1,980	1,942

		3,319

Mass Merchants - 0.4%
Costco Wholesale Corp.,
2.15%, 5/18/21	1,180	1,161
Target Corp.,
2.90%, 1/15/22	920	919

		2,080

Medical Equipment & Devices Manufacturing - 0.2%
Becton Dickinson and Co.,
2.40%, 6/5/20	1,275	1,255

Metals & Mining - 0.2%
AK Steel Corp.,
6.38%, 10/15/25	1,115	859

Oil & Gas Services & Equipment - 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/22	475	456

Pipeline - 0.9%
Energy Transfer Partners L.P./Regency Energy Finance Corp.,
5.88%, 3/1/22	760	791
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/1/25	1,060	933
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.13%, 11/15/22(3) (4)	650	546
Plains All American Pipeline L.P./PAA Finance Corp.,
2.60%, 12/15/19	1,724	1,698
Williams (The) Cos., Inc.,
5.25%, 3/15/20	835	852

		4,820

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 31.4% continued
Power Generation - 0.1%
Terraform Global Operating LLC,
6.13%, 3/1/26(2)	$435	$405

Property & Casualty Insurance - 0.1%
American International Group, Inc.,
2.30%, 7/16/19	725	722

Publishing & Broadcasting - 0.3%
CBS Radio, Inc.,
7.25%, 11/1/24(2)	765	711
Discovery Communications LLC,
2.20%, 9/20/19	765	757

		1,468

Railroad - 0.1%
Burlington Northern Santa Fe LLC,
3.45%, 9/15/21	745	753

Real Estate - 0.6%
American Tower Corp.,
3.45%, 9/15/21	525	525
Crown Castle International Corp.,
2.25%, 9/1/21	1,030	996
Howard Hughes (The) Corp.,
5.38%, 3/15/25(2)	870	818
Iron Mountain, Inc.,
4.88%, 9/15/27(2)	875	763

		3,102

Refining & Marketing - 0.1%
Marathon Petroleum Corp.,
5.13%, 3/1/21	550	566

Semiconductors - 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
2.38%, 1/15/20	750	741
2.20%, 1/15/21	2,315	2,238

		2,979

Software & Services - 0.4%
Activision Blizzard, Inc.,
2.30%, 9/15/21	863	841
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24(2)	1,145	1,219

		2,060

Tobacco - 0.9%
BAT Capital Corp.,
(Floating, ICE LIBOR USD 3M + 0.88%),
3.50%, 8/15/22(1)	4,532	4,486

Transportation & Logistics - 0.2%
United Parcel Service, Inc.,
2.05%, 4/1/21	805	791

Utilities - 1.7%
American Electric Power Co., Inc.,
3.65%, 12/1/21	2,180	2,196
CenterPoint Energy, Inc.,
3.60%, 11/1/21	1,400	1,403
Dominion Energy Gas Holdings LLC,
2.80%, 11/15/20	270	266
Dominion Energy, Inc.,
1.88%, 1/15/19	650	649
Georgia Power Co.,
2.00%, 3/30/20	1,281	1,260
Ohio Power Co.,
5.38%, 10/1/21	775	820
Sempra Energy,
2.85%, 11/15/20	1,000	987
(Floating, ICE LIBOR USD 3M + 0.45%),
3.24%, 3/15/21(1)	1,000	980
Southern (The) Co.,
2.35%, 7/1/21	405	393

		8,954

Waste & Environment Services & Equipment - 0.1%
Advanced Disposal Services, Inc.,
5.63%, 11/15/24(2)	760	743

Wireless Telecommunications Services - 0.3%
AT&T, Inc.,
2.45%, 6/30/20	805	795
Verizon Communications, Inc.,
3.00%, 11/1/21	905	900

		1,695

Wireline Telecommunications Services - 0.1%
Frontier Communications Corp.,
10.50%, 9/15/22	890	619

Total Corporate Bonds (Cost $166,112)		161,826

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.3%
Banks - 1.9%
Commonwealth Bank of Australia,
2.05%, 9/18/20(2)	$2,000	$1,962
Cooperatieve Rabobank U.A.,
(Floating, ICE LIBOR USD 3M + 0.83%),
3.24%, 1/10/22(1)	460	458
DBS Group Holdings Ltd.,
(Floating, ICE LIBOR USD 3M + 0.49%),
3.26%, 6/8/20(1) (2)	2,640	2,638
ING Groep N.V.,
(Floating, ICE LIBOR USD 3M + 1.15%),
3.95%, 3/29/22(1)	1,630	1,629
Nordea Bank Abp,
(Variable, USD ICE Swap Rate 5Y + 3.56%),
5.50%, 9/23/19(2) (3) (4)	1,430	1,394
Svenska Handelsbanken AB,
2.45%, 3/30/21	775	760
3.35%, 5/24/21	780	780

		9,621

Cable & Satellite - 0.4%
Altice Financing S.A.,
6.63%, 2/15/23(2)	650	624
Altice Luxembourg S.A.,
7.75%, 5/15/22(2)	980	892
VTR Finance B.V.,
6.88%, 1/15/24(2)	375	375

		1,891

Commercial Finance - 0.3%
Aircastle Ltd.,
5.00%, 4/1/23	975	979
4.40%, 9/25/23	770	757

		1,736

Consumer Products - 1.1%
Reckitt Benckiser Treasury Services PLC,
(Floating, ICE LIBOR USD 3M + 0.56%),
3.38%, 6/24/22(1) (2)	5,950	5,846

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
7.25%, 5/15/24(2)	530	529

Diversified Banks - 3.0%
Banco Santander S.A.,
(Floating, ICE LIBOR USD 3M + 1.09%),
3.77%, 2/23/23(1)	2,220	2,174
Bank of Nova Scotia (The),
(Variable, ICE LIBOR USD 3M + 2.65%),
4.65%, 10/12/22(3) (4)	762	661
Barclays PLC,
(Variable, USD Swap 5Y + 5.02%),
6.63%, 9/15/19(3) (4)	650	633
(Floating, ICE LIBOR USD 3M + 1.63%),
4.04%, 1/10/23(1)	1,160	1,131
(Floating, ICE LIBOR USD 3M + 1.38%),
4.01%, 5/16/24(1)	1,102	1,049
Credit Agricole S.A.,
(Floating, ICE LIBOR USD 3M + 1.02%),
3.51%, 4/24/23(1) (2)	3,145	3,095
HSBC Holdings PLC,
(Variable, USD ICE Swap Rate 5Y + 3.63%),
5.63%, 1/17/20(3) (4)	1,705	1,652
Mitsubishi UFJ Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.74%),
3.48%, 3/2/23(1)	740	728
Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.94%),
3.65%, 2/28/22(1)	2,350	2,349
Royal Bank of Scotland Group PLC,
(Variable, USD Swap 5Y + 5.80%),
7.50%, 8/10/20(3) (4)	970	960
(Floating, ICE LIBOR USD 3M + 1.47%),
4.09%, 5/15/23(1)	1,080	1,048

		15,480

Electrical Equipment Manufacturing - 0.7%
Johnson Controls International PLC,
4.25%, 3/1/21	1,412	1,439
Tyco Electronics Group S.A.,
(Floating, ICE LIBOR USD 3M + 0.45%),
3.20%, 6/5/20(1)	1,960	1,955

		3,394

Entertainment Content - 0.1%
Ziggo B.V.,
5.50%, 1/15/27(2)	755	676

Financial Services - 0.3%
UBS A.G.,
2.45%, 12/1/20(2)	705	692

FIXED INCOME FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.3% continued
Financial Services - 0.3% continued
UBS Group Funding Switzerland A.G.,
(Floating, ICE LIBOR USD 3M + 1.22%),
3.87%, 5/23/23(1) (2)	$790	$782

		1,474

Food & Beverage - 0.9%
Danone S.A.,
1.69%, 10/30/19(2)	990	976
MARB BondCo PLC,
6.88%, 1/19/25(2)	440	408
Pernod Ricard S.A.,
5.75%, 4/7/21(2)	3,272	3,429

		4,813

Machinery Manufacturing - 0.1%
Pentair Finance S.a.r.l.,
2.65%, 12/1/19	805	799

Oil & Gas Services & Equipment - 0.1%
Ensco PLC,
7.75%, 2/1/26	765	566

Pharmaceuticals - 0.1%
Allergan Funding SCS,
3.45%, 3/15/22	520	512

Pipeline - 0.2%
TransCanada PipeLines Ltd.,
(Variable, ICE LIBOR USD 3M + 2.21%),
4.83%, 5/15/67(1)	1,050	845

Total Foreign Issuer Bonds (Cost $49,675)		48,182

U.S. GOVERNMENT AGENCIES - 0.5%(5)
Fannie Mae - 0.1%
Pool #555649,
7.50%, 10/1/32	16	17
Pool #893082,
(Floating, ICE LIBOR USD 1Y + 1.91%, 10.82% Cap),
4.56%, 9/1/36(1)	92	97
Pool #AD0915,
5.50%, 12/1/38	41	44
Pool #AI3471,
5.00%, 6/1/41	149	158

		316

Federal Farm Credit Bank - 0.4%
Federal Farm Credit Banks,
(Floating, ICE LIBOR USD 1M + 0.04%),
2.50%, 3/16/20(1)	2,060	2,061

Freddie Mac - 0.0%
Pool #1B3617,
(Floating, ICE LIBOR USD 1Y + 1.92%, 11.01% Cap),
4.62%, 10/1/37(1)	133	141

Freddie Mac Gold - 0.0%
Pool #A92650,
5.50%, 6/1/40	156	165

Total U.S. Government Agencies (Cost $2,676)		2,683

U.S. GOVERNMENT OBLIGATIONS - 40.5%
U.S. Treasury Notes - 40.5%
1.63%, 8/31/19	9,930	9,865
2.63%, 7/31/20	12,440	12,455
2.63%, 8/31/20	12,610	12,627
2.75%, 9/30/20	16,605	16,667
2.88%, 10/31/20	9,420	9,479
2.75%, 11/30/20	36,070	36,233
1.88%, 12/15/20	17,010	16,807
2.38%, 3/15/21	19,555	19,503
2.38%, 4/15/21	11,930	11,900
2.63%, 5/15/21	23,040	23,114
2.63%, 6/15/21	15,240	15,291
2.88%, 11/15/21	14,000	14,156
2.63%, 12/15/21	10,770	10,818

		208,915

Total U.S. Government Obligations (Cost $208,442)		208,915

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.8%
FlexShares® Disciplined Duration MBS Index Fund(6)	563,000	$12,876
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(6) (7)	6,483,113	6,483

Total Investment Companies (Cost $19,485)		19,359

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
2.43%, 4/25/19(8)	$750	$744

Total Short-Term Investments (Cost $744)		744

Total Investments - 99.9% (Cost $520,942)		515,290

Other Assets less Liabilities - 0.1%		546

NET ASSETS - 100.0%		$515,836

(1)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(4)	Perpetual bond. Maturity date represents next call date.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(7)	7-day current yield as of December 31, 2018 is disclosed.
(8)	Discount rate at the time of purchase.

Percentages shown are based on Net Assets.

At December 31, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	40.7%
U.S. Agency	0.5
AAA	14.3
AA	1.7
A	12.7
BBB	21.7
BB	2.6
B	1.4
CCC	0.6
Not Rated	2.5
Cash Equivalents	1.3

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$73,581	$—	$73,581
Corporate Bonds(1)	—	161,826	—	161,826
Foreign Issuer Bonds(1)	—	48,182	—	48,182
U.S. Government Agencies(1)	—	2,683	—	2,683
U.S. Government Obligations(1)	—	208,915	—	208,915
Investment Companies	19,359	—	—	19,359
Short-Term Investments	—	744	—	744

Total Investments	$19,359	$495,931	$—	$515,290

(1)	Classifications as defined in the Schedule of Investments.

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
FlexShares® Disciplined Duration MBS Index Fund	$—	$13,002	$—	$(126)	$201	$12,876	563
Northern Institutional Funds - U.S. Government Portfolio (Shares)	127	267,454	261,098	—	123	6,483	6,483

Total	$127	$280,456	$261,098	$(126)	$324	$19,359	7,046

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

1Y - 1 Year

5Y - 5 Year

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

MBS - Mortgage Backed Securities

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 40.7%(1)
Fannie Mae - 33.1%
Pool #555649,
7.50%, 10/1/32	$31	$33
Pool #893082,
(Floating, ICE LIBOR USD 1Y + 1.91%, 10.82% Cap),
4.56%, 9/1/36(2)	244	258
Pool #AS7568,
4.50%, 7/1/46	673	697
Pool #AS9615,
4.50%, 5/1/47	986	1,022
Pool #BD7060,
4.00%, 3/1/47	637	650
Pool #BH7071,
4.50%, 12/1/47	973	1,009
Pool #BJ0640,
5.00%, 3/1/48	1,413	1,482
Pool #BJ9175,
5.50%, 5/1/48	1,363	1,446
Pool #BJ9258,
5.00%, 6/1/48	1,435	1,503
Pool #BK7881,
5.00%, 10/1/48	1,420	1,489
Pool #BK7889,
5.50%, 10/1/48	1,371	1,456
Pool #BM3286,
4.50%, 11/1/47	323	335
Pool #CA1218,
4.50%, 2/1/48	455	472
Pool #CA2505,
5.00%, 7/1/48	1,497	1,569
Pool #MA2995,
4.00%, 5/1/47	823	839
Pool #MA3027,
4.00%, 6/1/47	802	817
Pool #MA3183,
4.00%, 11/1/47	626	638
Pool #MA3184,
4.50%, 11/1/47	924	957
Pool #MA3211,
4.00%, 12/1/47	633	646
Pool #MA3444,
4.50%, 8/1/48	483	500
Pool #MA3448,
5.00%, 8/1/48	1,475	1,545
Pool #MA3496,
4.50%, 10/1/48	498	516

		19,879

Freddie Mac - 1.3%
Pool #1J0365,
(Floating, ICE LIBOR USD 1Y + 1.85%, 10.85% Cap),
4.06%, 4/1/37(2)	136	143
Pool #1J2840,
(Floating, ICE LIBOR USD 1Y + 1.90%, 10.75% Cap),
4.65%, 9/1/37(2)	380	399
Pool #1Q0323,
(Floating, ICE LIBOR USD 1Y + 1.95%, 9.95% Cap),
4.82%, 5/1/37(2)	260	272
Pool #410092,
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.16%, 10.28% Cap),
4.22%, 11/1/24(2)	5	5

		819

Freddie Mac Gold - 1.1%
Pool #G08617,
4.50%, 11/1/44	628	651

Government National Mortgage Association - 5.2%
Series 2012-123, Class A,
1.04%, 7/16/46	1,807	1,637
Series 2013- 17, Class AF,
1.21%, 11/16/43	1,587	1,495

		3,132

Total U.S. Government Agencies (Cost $24,876)		24,481

U.S. GOVERNMENT OBLIGATIONS - 48.2%
U.S. Treasury Inflation Indexed Notes - 4.9%
0.13%, 4/15/20	690	728
0.13%, 4/15/21	705	731
0.63%, 4/15/23	730	731
0.75%, 7/15/28	740	730

		2,920

U.S. Treasury Notes - 43.3%
2.88%, 10/31/20	11,835	11,909
2.88%, 11/15/21	12,395	12,533

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 48.2% continued
U.S. Treasury Notes - 43.3% continued
2.88%, 11/30/23	$1,260	$1,282
3.13%, 11/15/28	330	342

		26,066

Total U.S. Government Obligations (Cost $28,796)		28,986

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 14.5%
FlexShares® Disciplined Duration MBS Index Fund(3)	66,800	$1,528
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(3) (4)	7,178,942	7,179

Total Investment Companies (Cost $8,720)		8,707

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.7%
U.S. Treasury Bill,
2.43%, 1/10/19(5) (6)	$1,600	$1,588

Total Short-Term Investments (Cost $1,588)		1,588

Total Investments - 106.1% (Cost $63,980)		63,762

Liabilities less Other Assets - (6.1%)		(3,641)

NET ASSETS - 100.0%		$60,121

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(3)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(4)	7-day current yield as of December 31, 2018 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At December 31, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
2-Year U.S. Treasury Note	20	$4,246	Long	3/19	$29
5-Year U.S. Treasury Note	87	9,978	Long	3/19	168
10-Year U.S. Treasury Note	(39)	(4,759)	Short	3/19	(70)
Ultra Long U.S. Treasury Bond	(5)	(803)	Short	3/19	(1)

Total					$126

At December 31, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENT
U.S. Treasury	52.9%
U.S. Agency	33.5
Not Rated	2.4
Cash Equivalents	11.2

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$24,481	$—	$24,481
U.S. Government Obligations(1)	—	28,986	—	28,986
Investment Companies	8,707	—	—	8,707
Short-Term Investments	—	1,588	—	1,588

Total Investments	$8,707	$55,055	$—	$63,762

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$197	$—	$—	$197
Liabilities
Futures Contracts	(71)	—	—	(71)

Total Other Financial Instruments	$126	$—	$—	$126

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION DEPRECIATION (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
FlexShares® Disciplined Duration MBS Index Fund	$—	$2,698	$1,131	$(14)	$(25)	$35	$1,528	67
Northern Institutional Funds - U.S. Government Portfolio (Shares)	5,023	145,590	143,434	—	—	72	7,179	7,179

Total	$5,023	$148,288	$144,565	$(14)	$(25)	$107	$8,707	7,246

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued	DECEMBER 31, 2018 (UNAUDITED)

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

MBS - Mortgage Backed Securities

USD - United States Dollar

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 0.2%
Diversified Banks - 0.2%
Societe Generale S.A.,
2.71%, 5/30/19(1) (2)	$10,000	$9,881

Total Commercial Paper (Cost $9,890)		9,881

CORPORATE BONDS - 11.9%
Aerospace & Defense - 0.2%
United Technologies Corp.,
3.35%, 8/16/21	7,200	7,181

Automobiles Manufacturing - 3.0%
American Honda Finance Corp.,
3.00%, 6/16/20	16,800	16,764
Daimler Finance North America LLC,
3.75%, 11/5/21(1) (2)	16,500	16,556
General Motors Financial Co., Inc.,
(Floating, ICE LIBOR USD 3M + 2.06%),
4.50%, 1/15/19(3)	22,000	22,011
4.20%, 3/1/21	10,000	9,995
4.20%, 11/6/21	4,650	4,648
Harley-Davidson Financial Services, Inc.,
3.55%, 5/21/21(1)	19,800	19,837
Nissan Motor Acceptance Corp.,
3.65%, 9/21/21(1)	6,200	6,170
Volkswagen Group of America Finance LLC,
4.00%, 11/12/21(1)	22,500	22,486

		118,467

Banks - 3.5%
Capital One N.A.,
2.35%, 1/31/20	15,000	14,810
Citibank N.A.,
3.40%, 7/23/21	25,000	25,032
Fifth Third Bancorp,
2.88%, 7/27/20	10,000	9,942
Fifth Third Bank,
3.35%, 7/26/21	7,400	7,415
JPMorgan Chase Bank N.A.,
(Variable, ICE LIBOR USD 3M + 0.35%),
3.09%, 4/26/21(4)	10,000	9,960
KeyBank N.A.,
1.60%, 8/22/19	4,000	3,964
3.35%, 6/15/21	6,100	6,119
M&T Bank Corp.,
(Floating, ICE LIBOR USD 3M + 0.68%),
3.19%, 7/26/23(3)	16,708	16,352
SunTrust Bank,
(Floating, ICE LIBOR USD 3M + 0.59%),
3.15%, 8/2/22(3)	16,200	16,018
Wells Fargo & Co.,
2.50%, 3/4/21	10,000	9,836
Wells Fargo Bank N.A.,
(Variable, ICE LIBOR USD 3M + 0.49%),
3.33%, 7/23/21(4)	17,200	17,183

		136,631

Cable & Satellite - 0.3%
Comcast Corp.,
3.45%, 10/1/21	9,800	9,900

Chemicals - 0.2%
DowDuPont, Inc.,
3.77%, 11/15/20	5,464	5,516
International Flavors & Fragrances, Inc.,
3.40%, 9/25/20	3,700	3,703

		9,219

Consumer Finance - 0.6%
American Express Co.,
3.70%, 11/5/21	14,413	14,542
Capital One Financial Corp.,
(Floating, ICE LIBOR USD 3M + 0.72%),
3.24%, 1/30/23(3)	10,000	9,728

		24,270

Diversified Banks - 1.2%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 1.04%),
3.48%, 1/15/19(3)	5,000	5,001
(Floating, ICE LIBOR USD 3M + 0.38%),
2.86%, 1/23/22(3)	15,000	14,700
Citigroup, Inc.,
2.05%, 6/7/19	8,000	7,966
2.70%, 3/30/21	10,000	9,852
JPMorgan Chase & Co.,
(Floating, ICE LIBOR USD 3M + 0.89%),
3.37%, 7/23/24(3)	11,400	11,138

		48,657

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 11.9% continued
Financial Services - 0.3%
Morgan Stanley,
(Floating, ICE LIBOR USD 3M + 1.40%),
3.87%, 4/21/21(3)	$10,000	$10,046

Food & Beverage - 0.7%
Anheuser-Busch InBev Worldwide, Inc.,
(Floating, ICE LIBOR USD 3M + 0.74%),
3.17%, 1/12/24(3)	9,500	9,222
Nestle Holdings, Inc.,
3.10%, 9/24/21(1)	18,000	18,104

		27,326

Health Care Facilities & Services - 0.7%
Cigna Corp.,
3.40%, 9/17/21(1)	7,600	7,583
(Floating, ICE LIBOR USD 3M + 0.89%),
3.33%, 7/15/23(1) (3)	9,300	9,158
CVS Health Corp.,
3.13%, 3/9/20	10,000	9,980

		26,721

Mass Merchants - 0.1%
Dollar Tree, Inc.,
(Floating, ICE LIBOR USD 3M + 0.70%),
3.15%, 4/17/20(3)	4,150	4,124

Pharmaceuticals - 0.5%
Bayer US Finance II LLC,
3.50%, 6/25/21(1)	18,200	18,071

Wireless Telecommunications Services - 0.6%
AT&T, Inc.,
2.80%, 2/17/21	10,000	9,875
(Floating, ICE LIBOR USD 3M + 1.18%),
3.96%, 6/12/24(3)	12,500	12,125

		22,000

Total Corporate Bonds (Cost $464,770)		462,613

FOREIGN ISSUER BONDS - 5.7%
Automobiles Manufacturing - 0.5%
Toyota Motor Corp.,
3.18%, 7/20/21	20,000	20,009

Banks - 1.7%
ABN AMRO Bank N.V.,
3.40%, 8/27/21(1)	8,600	8,583
Cooperatieve Rabobank U.A.,
(Floating, ICE LIBOR USD 3M + 0.86%),
3.68%, 9/26/23(1) (3)	11,300	11,153
ING Groep N.V.,
(Floating, ICE LIBOR USD 3M + 1.15%),
3.95%, 3/29/22(3)	10,030	10,026
(Floating, ICE LIBOR USD 3M + 1.00%),
3.80%, 10/2/23(3)	8,900	8,811
Lloyds Bank PLC,
3.30%, 5/7/21	10,000	9,970
Nordea Bank Abp,
(Floating, ICE LIBOR USD 3M + 0.94%),
3.65%, 8/30/23(1) (3)	5,800	5,736
Santander UK PLC,
3.40%, 6/1/21	10,000	9,951

		64,230

Diversified Banks - 2.0%
Bank of Montreal,
3.10%, 7/13/20	20,000	19,989
HSBC Holdings PLC,
(Floating, ICE LIBOR USD 3M + 1.00%),
3.64%, 5/18/24(3)	10,000	9,738
Mitsubishi UFJ Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.86%),
3.37%, 7/26/23(3)	25,000	24,717
Royal Bank of Canada,
3.20%, 4/30/21	5,000	4,999
Sumitomo Mitsui Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.68%),
4.45%, 3/9/21(3)	10,000	10,193
(Floating, ICE LIBOR USD 3M + 0.86%),
3.31%, 7/19/23(3)	10,000	9,943

		79,579

Financial Services - 0.9%
Credit Suisse Group A.G.,
(Floating, ICE LIBOR USD 3M + 1.24%),
4.02%, 6/12/24(1) (3)	10,000	9,849
UBS Group Funding Switzerland A.G.,
(Floating, ICE LIBOR USD 3M + 1.44%),
4.26%, 9/24/20(1) (3)	25,000	25,332

		35,181

FIXED INCOME FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 5.7% continued
Pharmaceuticals - 0.6%
Takeda Pharmaceutical Co. Ltd.,
4.00%, 11/26/21(1)	$22,400	$22,705

Total Foreign Issuer Bonds (Cost $221,952)		221,704

U.S. GOVERNMENT AGENCIES - 0.6%(5)
Fannie Mae - 0.6%
0.88%, 8/2/19	24,000	23,758

Total U.S. Government Agencies (Cost $23,992)		23,758

U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Notes - 0.8%
0.75%, 7/15/19	30,000	29,713

Total U.S. Government Obligations (Cost $29,991)		29,713

MUNICIPAL BONDS - 62.5%
Alabama - 4.0%
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue Bonds, Series A,
5.00%, 9/1/19	2,000	2,041
Alabama State HFA MFH Revenue Bonds, Series D, Summit Ridge Apartments Project (FHA Insured),
1.35%, 1/1/20(3) (6)	3,135	3,135
Alabama State Public School & College Authority Revenue Refunding Bonds, Series B,
5.00%, 1/1/20	24,500	25,281
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series B-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.62%),
2.25%, 12/1/23(3) (7)	60,000	60,000
Mobile IDB PCR Bonds, Alabama Power Company Barry Plant Project,
1.85%, 3/24/20(3) (6) (7)	15,000	14,903
Mobile Warrants G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/15/19	1,295	1,300
Southeast Alabama State Gas Supply District Revenue Bonds, Series B LIBOR,
(Floating, ICE LIBOR USD 1M + 0.85%),
2.54%, 6/1/24(3) (7)	30,000	29,773
Southeast Alabama State Gas Supply District Revenue Bonds, Series C, SIFMA Index Project No. 1,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%),
2.28%, 4/1/24(3) (7)	19,000	18,991

		155,424

Alaska - 0.6%
Alaska State Industrial Development & Export Authority Revenue LANS, YKHC Project,
3.50%, 12/1/20	25,000	25,187

Arizona - 0.7%
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area,
5.00%, 7/1/20	3,000	3,141
Chandler G.O. Limited Refunding Bonds,
3.00%, 7/1/20	520	529
Maricopa County Community College District G.O. Unlimited Refunding Bonds,
5.00%, 7/1/19	3,245	3,297
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/19	2,700	2,700
Phoenix Civic Improvement Corp. Subordinated Excise TRB, Series A,
5.00%, 7/1/19	5,000	5,080
Phoenix G.O. Limited Refunding Bonds, Series C,
4.00%, 7/1/19	10,650	10,768
Yavapai County IDA Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project,
2.80%, 6/1/21(3) (6) (7)	1,500	1,503

		27,018

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.5% continued
California - 6.4%
Bay Area Toll Bridge Authority Index Rate Revenue Refunding Bonds,
(Floating, ICE LIBOR USD 3M + 0.55%),
2.51%, 4/1/21(3) (7)	$18,000	$18,025
Bay Area Toll Bridge Authority Revenue Refunding Bonds,
1.38%, 4/1/20(3) (6) (7)	31,000	30,842
California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AU,
(Floating, SIFMA Municipal Swap Index Yield + 0.22%),
1.85%, 12/1/20(3) (7)	30,000	29,950
California State G.O. Unlimited Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.38%),
2.01%, 12/1/22(3) (7)	20,000	19,996
California State Index Floating Rate G.O. Unlimited Bonds, Series E,
(Floating, SIFMA Municipal Swap Index Yield + 0.43%),
2.06%, 12/1/23(3) (7)	30,000	29,956
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, California Academy of Sciences,
(Floating, ICE LIBOR USD 1M + 0.38%),
2.13%, 8/1/21(3) (7)	4,000	3,993
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, J. Paul Getty Trust,
(Floating, ICE LIBOR USD 1M + 0.20%),
1.96%, 4/1/21(3) (7)	57,000	56,907
Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT),
5.00%, 5/15/19	2,000	2,023
Los Angeles MFH Revenue Bonds, Series R, Gilbert Lindsay Apartments,
1.30%, 7/1/19	3,500	3,500
Los Angeles TRANS,
4.00%, 6/27/19	23,000	23,261
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/19	3,600	3,671
Riverside Water Variable Revenue Refunding Bonds, Series A,
(Floating, SIFMA Municipal Swap Index Yield + 0.63%),
2.26%, 1/15/20(3) (7)	5,600	5,602
Southern California State Public Power Authority Revenue Refunding Bonds, Series A, Canyon Power Project,
2.25%, 5/1/21(3) (6) (7)	20,000	20,078

		247,804

Colorado - 0.4%
Colorado Springs Utilities System Revenue Refunding Bonds, Series A-3,
5.00%, 11/15/19	4,755	4,886
Colorado State School of Mines Institutional Enterprise Variable Revenue Refunding Bonds, Series A,
(Floating, ICE LIBOR USD 1M + 0.50%),
2.19%, 2/1/23(3)	5,550	5,533
E-470 Public Highway Authority Senior Variable Revenue Refunding Bonds, Libor Index,
(Floating, ICE LIBOR USD 1M + 1.05%),
2.73%, 9/1/21(3) (7)	6,000	6,042

		16,461

Connecticut - 2.3%
Connecticut State G.O. Unlimited Bonds, Series B, SIFMA Index,
(Floating, SIFMA Municipal Swap Index Yield + 0.49%),
2.12%, 3/1/19(3)	1,500	1,500
Connecticut State G.O. Unlimited Bonds, Series E,
4.00%, 10/15/19	8,000	8,129
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University,
1.30%, 2/3/20(3) (6) (7)	26,000	25,820

FIXED INCOME FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.5% continued
Connecticut - 2.3% continued
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A-3, Yale University,
1.80%, 2/9/21(3) (6) (7)	$12,500	$12,464
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series X-2, Yale University,
1.80%, 2/9/21(3) (6) (7)	12,000	11,966
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A,
2.05%, 7/12/21(3) (6) (7)	10,000	10,029
Connecticut State HFA Housing Mortgage Finance Program Revenue Bonds, Series A,
2.15%, 11/15/19	2,090	2,095
Connecticut State HFA Single Family Special Obligation Revenue Bonds, Series 2,
3.25%, 6/1/20	1,050	1,069
Greenwich G.O. Unlimited Bonds,
5.00%, 1/15/19	11,600	11,613
5.00%, 1/15/20	5,500	5,685

		90,370

Florida - 2.7%
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1,
5.00%, 6/1/19	9,355	9,475
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, Coastal Account,
5.00%, 6/1/19	25,335	25,661
5.00%, 6/1/20	17,000	17,713
Escambia County Solid Waste Disposal Revenue Bonds, Gulf Power Company Project,
1.80%, 11/19/20(3) (6) (7)	13,000	12,787
Florida State Board of Public Education Capital Outlay 2011 G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/20	525	548
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A (State Gtd.),
5.00%, 6/1/20	5,130	5,360
Florida State Board of Public Education Lottery Revenue Refunding Bonds, Series A,
5.00%, 7/1/20	15,010	15,722
Florida State Housing Finance Corp. MFH Revenue Notes, Series C, Timber Sound Apartments,
1.30%, 4/1/19	5,775	5,767
Miami-Dade County Aviation Revenue Bonds, Series A, Prerefunded,
5.50%, 10/1/19(8)	2,000	2,055
Miami-Dade County HFA MFH Revenue Bonds, Westview Garden Apartments,
2.38%, 6/1/20(3) (6) (7)	4,000	4,012
Monroe County School District Sales TRB (AGM Insured),
4.00%, 10/1/19	2,100	2,133
Reedy Creek Improvement District Utilities Revenue Refunding Bonds, Series 2,
5.00%, 10/1/19	2,000	2,046

		103,279

Georgia - 3.8%
Atkinson Coffee Counties Joint Development Authority Revenue LANS, SGSC Real Estate Foundation V,
1.65%, 12/1/19	24,425	24,313
Atlanta Airport General Revenue Refunding Bonds, Series A,
5.00%, 1/1/19	6,170	6,170
Clark County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 9/1/19	2,500	2,554
Dougherty County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 12/1/19	2,000	2,041

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.5% continued
Georgia - 3.8% continued
Douglas County Sales Tax G.O. Unlimited Bonds,
5.00%, 4/1/20	$2,000	$2,079
Georgia State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/1/20	2,500	2,619
Georgia State G.O. Unlimited Refunding Bonds, Series I,
5.00%, 7/1/20	12,300	12,885
Henry County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/21	3,580	3,865
Main Street Natural Gas, Inc. Gas Supply Variable Revenue Bonds, Series B,
(Floating, ICE LIBOR USD 1M + 0.75%),
2.44%, 9/1/23(3) (7)	80,000	79,052
Savannah Housing Authority Revenue Bonds, Preserve Chatham Parkway Apartments,
2.00%, 8/1/20(3) (6) (7)	3,000	2,998
Waleska Downtown Development Authority Revenue Refunding Notes, Reinhardt University Project,
2.00%, 8/1/19	11,000	10,982

		149,558

Hawaii - 0.3%
Hawaii State G.O. Unlimited Bonds, Series FB,
5.00%, 4/1/19	3,000	3,024
Honolulu City & County Variable G.O. Unlimited Bonds, Rail Transit Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%),
1.93%, 9/1/20(3) (7)	8,110	8,107

		11,131

Idaho - 0.5%
Idaho State G.O. Unlimited TANS,
4.00%, 6/28/19	20,700	20,925

Illinois - 0.6%
Chicago O’Hare International Airport General Revenue Refunding Bonds, Series A (AMT), Senior Lien,
5.00%, 1/1/21	5,000	5,269
Chicago O’Hare International Airport General Revenue Refunding Bonds, Series B, Senior Lien,
5.00%, 1/1/19	7,700	7,700
Illinois State Finance Authority Gas Supply Revenue Refunding Bonds, Series B, Peoples Gas Light & Coke,
1.88%, 8/1/20(3) (6) (7)	5,000	4,953
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A,
1/1/20(9)	2,500	2,575
1/1/21(9)	1,000	1,059

		21,556

Indiana - 1.7%
Indiana State Finance Authority Highway Revenue Bonds, Series A,
4.00%, 6/1/19	1,390	1,403
4.00%, 6/1/20	1,600	1,648
Indiana State Finance Authority Hospital Revenue Bonds, Series A, University Health Obligated Group, Parkview Health System, Prerefunded,
5.75%, 5/1/19(8)	22,550	22,834
Indiana State Finance Authority State Revolving Fund Revenue Refunding Bonds, Series A,
5.00%, 2/1/19	1,500	1,504
Indiana State Health Facility Financing Authority Revenue Bonds, Ascension Health Credit Group,
1.35%, 8/4/20(3) (6) (7)	5,005	4,932
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series D (AMT), Indianapolis Airport Authority,
5.00%, 1/1/19	3,820	3,820
Whiting Environmental Facilities Variable Revenue Bonds (AMT), BP Products North America,
(Floating, OID, SIFMA Municipal Swap Index Yield + 0.75%),
2.38%, 12/2/19(3) (7)	30,250	30,287

		66,428

FIXED INCOME FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.5% continued
Iowa - 0.3%
Iowa City Community School District G.O. Unlimited Bonds, Series C,
5.00%, 6/1/19	$8,000	$8,106
Iowa State Finance Authority SFM Variable Revenue Bonds, Series B (GNMA/FNMA/FHLMC Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.30%),
1.93%, 5/3/21(3) (7)	4,000	4,006

		12,112

Kansas - 1.2%
Johnson County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/19	875	894
Johnson County Unified School District No. 229 G.O. Unlimited Bonds, Series A,
5.00%, 10/1/19	16,920	17,323
Kansas State Department of Transportation Highway Adjustable Revenue Refunding Bonds, Series B-5, Libor Index,
(Floating, ICE LIBOR USD 1M + 0.40%),
2.09%, 9/1/19(3)	6,565	6,572
Kansas State Department of Transportation Highway Variable Revenue Bonds, Series C-3,
(Floating, ICE LIBOR USD 1M + 0.40%),
2.16%, 9/1/23(3)	20,000	19,909

		44,698

Kentucky - 0.3%
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 7/1/20	3,500	3,580
4.00%, 7/1/21	3,725	3,857
Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series E-1,
2.25%, 3/1/20	5,000	5,005

		12,442

Louisiana - 1.0%
Saint James Parish Variable Revenue Bonds, Series B-1, Nucor Steel LLC Project,
1.92%, 1/10/19(3) (7) (10)	37,200	37,200

Maryland - 2.1%
Baltimore County G.O. Unlimited Bonds,
5.00%, 2/1/19	3,000	3,007
Maryland State Department of Transportation Consolidated Transportation Revenue Refunding Bonds,
4.00%, 9/1/19	14,650	14,867
Maryland State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/20	39,445	41,412
Maryland State Stadium Authority Revenue Bonds, Baltimore City Public Schools,
5.00%, 5/1/19	1,250	1,263
Montgomery County G.O. Unlimited Bonds, Series A,
5.00%, 11/1/19	10,000	10,266
5.00%, 11/1/20	10,000	10,569

		81,384

Massachusetts - 1.3%
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series E,
5.00%, 11/1/19	15,000	15,400
5.00%, 11/1/20	17,400	18,403
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University,
5.00%, 7/15/19	2,775	2,824
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Springfield College, Prerefunded,
5.63%, 10/15/19(8)	2,000	2,059
Massachusetts State Housing Finance Agency Variable Revenue Bonds, Chestnut Park Project,
2.40%, 12/1/21(3) (6) (7)	3,000	3,006
Massachusetts State Housing Finance Agency Variable Revenue Refunding Bonds, Series 196 (GNMA/FNMA/FHLMC Insured),
(Floating, ICE LIBOR USD 1M + 0.35%),
2.11%, 6/1/21(3) (7)	2,275	2,275

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.5% continued
Massachusetts - 1.3% continued
University of Massachusetts Building Authority Revenue Refunding Bonds,
5.00%, 11/1/19	$6,000	$6,157

		50,124

Michigan - 0.6%
Michigan State Finance Authority Unemployment Obligation Assessment Revenue Bonds, Series A,
5.00%, 1/1/19	1,240	1,240
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Series C, Trinity Health Credit,
5.00%, 12/1/19	1,500	1,543
University of Michigan General Revenue Bonds, Series A, Prerefunded,
5.00%, 4/1/19(8)	1,570	1,582
University of Michigan General Revenue Refunding Bonds, SIFMA Index,
(Floating, SIFMA Municipal Swap Index Yield + 0.27%),
1.90%, 4/1/22(3) (7)	18,875	18,832

		23,197

Minnesota - 0.3%
Minnesota State Rural Water Finance Authority Revenue Notes, Public Project Construction,
1.05%, 3/1/19	6,500	6,487
Orono Independent School District No. 278 Building G.O. Unlimited Refunding Bonds, Series A
(School District Credit Program),
4.00%, 2/1/19	3,070	3,076
Osseo Independent School District No. 279 G.O. Unlimited Refunding Bonds, Series C, Alternative Facilities
(School District Credit Program),
5.00%, 2/1/21	1,480	1,573
Saint Paul Housing & Redevelopment Authority MFH Revenue Bonds, Legends Berry Senior Apartments Project,
2.20%, 9/1/20(3) (6) (7)	1,140	1,140

		12,276

Mississippi - 0.4%
Mississippi State Development Bank Marshall County IDA Special Obligation Revenue Bonds,
5.00%, 1/1/20	1,855	1,909
Mississippi State Variable G.O. Unlimited Refunding Bonds, Series B,
(Floating, ICE LIBOR USD 1M + 0.33%),
2.02%, 9/1/20(3) (7)	3,665	3,664
South Central Regional Medical Center Hospital Revenue Refunding Bonds, Facilities Improvement & Refinancing Project,
1.70%, 3/1/20	11,050	10,948

		16,521

Missouri - 0.4%
Missouri State Board of Public Buildings Special Obligation Revenue Bonds, Series A,
4.00%, 4/1/19	5,000	5,027
Missouri State Public Utilities Commission Revenue Notes, Interim Construction,
2.13%, 11/1/19	10,000	10,002

		15,029

Nebraska - 0.1%
Lincoln Electric System Revenue Refunding Bonds,
5.00%, 9/1/19	3,000	3,064

Nevada - 0.4%
Clark County Airport Revenue Refunding Bonds, Subseries A,
5.00%, 7/1/21	2,000	2,147
Clark County PCR Refunding Bonds, Nevada Power Co.,
1.60%, 5/21/20(3) (6) (7)	5,600	5,549
Clark County School District G.O. Limited Refunding Bonds, Series D,
5.00%, 6/15/19	8,000	8,115
Reno Capital Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 6/1/21	1,200	1,283

		17,094

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.5% continued
New Jersey - 0.3%
Monmouth County G.O. Unlimited Bonds,
5.00%, 7/15/19	$1,000	$1,018
Monmouth County Improvement Authority Governmental Pooled Loan Revenue Bonds, Series C (County Gtd.),
5.00%, 12/1/21	1,000	1,090
New Jersey State Housing & Mortgage Finance Agency Multifamily Conduit Variable Revenue Bonds, Georgia King Village Project (HUD Sector 8 Program),
2.45%, 10/1/20(3) (6) (7)	4,500	4,523
New Jersey State Housing & Mortgage Finance Agency Multifamily Revenue Refunding Bonds, Series B,
1.25%, 5/1/19	5,500	5,484

		12,115

New Mexico - 0.5%
New Mexico State Capital Projects G.O. Unlimited Bonds,
5.00%, 3/1/19	1,250	1,256
New Mexico State Municipal Energy Acquisition Authority Gas Supply Variable Revenue Bonds, Subseries B,
(Floating, ICE LIBOR USD 1M + 0.75%),
2.44%, 8/1/19(3) (7)	16,595	16,598

		17,854

New York - 7.6%
Metropolitan Transportation Authority Dedicated Tax Fund Floating Revenue Refunding Bonds, Subseries B-3C,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%),
2.08%, 11/1/19(3) (7)	5,550	5,544
Metropolitan Transportation Authority Revenue BANS, Series A-3,
4.00%, 8/15/19	42,000	42,566
Metropolitan Transportation Authority Revenue BANS, Series A-5,
4.00%, 8/15/19	10,000	10,135
Metropolitan Transportation Authority Revenue BANS, Series C-2C,
4.00%, 5/15/19	10,000	10,080
Metropolitan Transportation Authority Revenue Bonds, Subseries D-2, SIFMA Index,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%),
2.08%, 11/15/22(3) (7)	20,275	20,122
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Series C-2B,
5.00%, 2/15/20(3) (6) (7)	30,310	31,295
Metropolitan Transportation Authority Variable Revenue Bonds, Series A-1,
5.00%, 11/15/20(3) (6) (7)	19,000	19,964
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries D2 (AGM Insured),
(Floating, ICE LIBOR USD 1M + 0.57%),
2.31%, 4/6/20(3) (7)	5,500	5,508
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,
1.38%, 5/1/20	3,295	3,257
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution,
5.00%, 6/15/21	6,000	6,467
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series A-1,
5.00%, 8/1/19	8,000	8,151
5.00%, 8/1/20	24,665	25,895
New York G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/19	5,000	5,093
5.00%, 8/1/20	11,670	12,252
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/19	5,000	5,094
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/20	12,000	12,449

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.5% continued
New York - 7.6% continued
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B,
5.00%, 2/15/20	$15,000	$15,531
New York State Dormitory Authority State Supported Debt Revenue Refunding Bonds, Series A, Department of Health,
5.00%, 7/1/19	3,840	3,902
New York State Housing Finance Agency Revenue Bonds, Series C (SonyMA/GNMA/FNMA/FHLMC Insured),
1.25%, 5/1/20	1,900	1,881
New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/20	45,175	46,866
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 197 (AMT),
5.00%, 11/15/19	4,405	4,520

		296,572

North Carolina - 1.6%
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series D, Atrium Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.60%),
2.23%, 12/1/23(3) (7)	42,000	42,000
Montgomery County Public Facilities Corp. Limited Obligation Revenue BANS,
3.00%, 9/1/20	3,000	3,033
North Carolina State G.O. Unlimited Refunding Bonds, Series C,
4.00%, 5/1/20	8,000	8,237
North Carolina State Grant Anticipation Vehicle Revenue Refunding Bonds,
5.00%, 3/1/20	6,000	6,217
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series A (AMT),
5.00%, 5/1/20	1,840	1,911
Winston-Salem Water & Sewer System Revenue Bonds, Prerefunded,
5.00%, 6/1/19(8)	2,255	2,285

		63,683

Ohio - 2.8%
Allen County Hospital Facilities Adjustable Revenue Bonds, Series B, Mercy Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%),
2.38%, 5/1/20(3) (7)	50,000	50,080
Columbus G.O. Unlimited Bonds, Series A,
4.00%, 4/1/20	13,835	14,213
Franklin County Hospital Facilities Variable Revenue Bonds, Series B, OhioHealth Corp.,
(Floating, SIFMA Municipal Swap Index Yield + 0.43%),
2.06%, 11/15/21(3) (7)	10,000	10,004
Ohio State Adult Correctional Capital Facilities Revenue Refunding Bonds, Lease Appropriation,
4.00%, 10/1/19	3,170	3,221
4.00%, 10/1/20	2,750	2,850
Ohio State Common Schools G.O. Unlimited Bonds, Series A,
5.00%, 3/15/19	6,935	6,981
Ohio State G.O. Unlimited Bonds, Series T,
5.00%, 11/1/19	10,750	11,037
Ohio State Major New State Infrastructure Project Revenue Refunding Bonds, Series B,
5.00%, 12/15/19	6,000	6,179
Ohio State Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.22%),
1.85%, 12/1/20(3)	5,250	5,224

		109,789

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.5% continued
Oklahoma - 0.3%
Canadian County Independent School District No. 27, Combined Purpose G.O. Unlimited Bonds, Yukon Public Schools,
2.00%, 10/1/19	$2,295	$2,297
2.00%, 10/1/20	3,040	3,039
Oklahoma Housing Finance Agency Collateralized Variable Revenue Bonds, Sooner Haven Apartments,
2.38%, 10/1/20(3) (6) (7)	2,500	2,513
Oklahoma Housing Finance Agency Collateralized Variable Revenue Bonds, Windsong Apartments,
2.05%, 4/1/20(3) (6) (7)	2,000	2,000
Oklahoma State Water Resources Board Revolving Fund Revenue Bonds, Clean Water Program,
5.00%, 4/1/20	3,500	3,638

		13,487

Oregon - 1.5%
Multnomah County School District No. 1 Portland G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 6/15/20	45,000	47,058
Oregon State G.O. Unlimited Refunding Bonds, Series L,
5.00%, 8/1/19	2,160	2,200
Oregon State Housing & Community Services Department Housing Development Revenue Bonds, Series I, Ya Po Ah Terrace Project (HUD Sector 8 Program),
2.20%, 5/1/21(3) (6) (7)	10,400	10,411

		59,669

Pennsylvania - 1.9%
Delaware County G.O. Unlimited Refunding Bonds,
5.00%, 10/1/21	1,000	1,083
Indiana County IDA Student Housing Revenue BANS, Residential Revival Project at Indiana University,
1.45%, 9/1/20	12,750	12,521
North Penn Water Authority Variable Revenue Refunding Bonds,
(Floating, ICE LIBOR USD 1M + 0.41%),
2.10%, 11/1/19(3)	1,000	999
(Floating, ICE LIBOR USD 1M + 0.50%),
2.19%, 11/1/19(3) (7)	4,280	4,281
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project,
2.80%, 12/1/21(3) (6) (7)	2,500	2,506
Pennsylvania State Housing Finance Agency SFM Floating Revenue Bonds, Series 127-C,
(Floating, ICE LIBOR USD 1M + 0.57%),
2.32%, 10/1/23(3) (7)	7,000	6,984
Pennsylvania State Housing Finance Agency SFM Variable Revenue Bonds, Series 126-B,
(Floating, ICE LIBOR USD 1M + 0.60%),
2.35%, 6/1/23(3) (7)	26,250	26,246
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series A-1,
(Floating, SIFMA Municipal Swap Index Yield + 0.60%),
2.23%, 12/1/23(3)	15,000	14,938
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series A-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.70%),
2.33%, 12/1/19(3)	2,500	2,503

		72,061

South Carolina - 0.3%
Beaufort County School District G.O. Unlimited Bonds, Series B (SCSDE Insured),
5.00%, 3/1/19	5,000	5,027
Richland County School District No. 1 G.O. Unlimited Refunding Bonds, Series C (SCSDE Insured),
5.00%, 3/1/19	2,000	2,011
South Carolina State G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 8/1/19	3,065	3,122

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.5% continued
South Carolina - 0.3% continued
York County Fort Mill School District No. 4 G.O. Unlimited Refunding Bonds, Series D (SCSDE Insured),
5.00%, 3/1/20	$1,500	$1,556

		11,716

Tennessee - 2.3%
Franklin County Health & Educational Facilities Board Collateralized MFH Revenue Bonds, BTT Development Village Associates,
2.40%, 12/1/20(3) (6) (7)	3,750	3,770
Memphis Electric System Revenue Bonds,
4.00%, 12/1/19	1,470	1,500
Metropolitan Government Nashville & Davidson County G.O. Unlimited and Improvement Bonds,
5.00%, 7/1/20	14,890	15,592
5.00%, 7/1/21	18,245	19,654
Metropolitan Government of Nashville & Davidson County Electric System Revenue Refunding Bonds, Series B,
5.00%, 5/15/19	2,000	2,024
Metropolitan Government of Nashville & Davidson County G.O. Unlimited and Improvement Bonds,
5.00%, 7/1/19	10,000	10,161
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding Bonds,
5.00%, 7/1/19	6,000	6,097
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Collateralized MFH Revenue Bonds, Trevecca Towers I/East Project,
2.00%, 1/1/21(3) (6) (7)	12,000	11,974
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Oakwood Flats Apartments Project,
2.10%, 10/1/20(3) (6) (7)	7,350	7,355
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Variable Revenue Bonds, E. Webster Street Apartments,
2.05%, 4/1/20(3) (6) (7)	3,000	3,007
Monroe County G.O. Unlimited BANS,
1.20%, 6/15/19	5,000	4,989
Murfreesboro Housing Authority Collateralized MFH Revenue Bonds, Westbrook Towers Project,
2.13%, 9/1/20(3) (6) (7)	5,000	4,988

		91,111

Texas - 6.3%
Alamo Community College District G.O. Limited Refunding Bonds,
5.00%, 8/15/19	18,000	18,365
3.00%, 8/15/20	4,000	4,077
Alamo Heights Independent School District School Building Variable G.O. Unlimited Bonds, Series B (PSF-Gtd.),
3.00%, 2/1/21(3) (6) (7)	2,700	2,746
Clear Creek Independent School District Variable G.O. Unlimited Bonds, Series B (PSF-Gtd.),
2.15%, 8/16/21(3) (6) (7)	9,000	8,998
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-3 (PSF-Gtd.),
1.40%, 8/17/20(3) (6) (7)	7,130	7,054
Garland Independent School District G.O. Unlimited Refunding Bonds,
2/15/21(9)	3,000	3,195
Grapevine-Colleyville Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 8/15/19	2,830	2,886
Houston G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/19	9,000	9,047
Houston G.O. Limited TRANS,
4.00%, 6/28/19	6,900	6,974
5.00%, 6/28/19	15,000	15,234

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.5% continued
Texas - 6.3% continued
Houston Independent School District Variable G.O. Limited Refunding Bonds (PSF-Gtd.),
2.40%, 6/1/21(3) (6) (7)	$4,000	$4,023
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/19	2,835	2,850
Houston Utility System Variable Revenue Refunding Bonds, Series C, First Lien,
(Floating, ICE LIBOR USD 1M + 0.36%),
2.11%, 8/1/21(3) (7)	5,000	4,970
Judson Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 2/1/19	1,980	1,984
Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series C (PSF-Gtd.),
(Floating, ICE LIBOR USD 1M + 0.55%),
2.20%, 8/15/19(3) (7)	7,750	7,751
Lewisville Refunding & Improvement G.O. Limited Bonds,
5.00%, 2/15/19	1,000	1,004
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/21	2,000	2,139
Matagorda County Navigation District No. 1 Variable Revenue Refunding Bonds (AMT), Central Power & Light,
1.75%, 9/1/20(3) (6) (7)	8,335	8,220
Mission Economic Development Corp. Solid Waste Disposal Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project,
2.50%, 8/1/20	3,000	2,996
Montgomery County G.O. Limited Tax Refunding Bonds, Series A,
5.00%, 3/1/19	3,000	3,015
North Texas Tollway Authority Revenue Refunding Bonds, Series A,
5.00%, 1/1/19	1,500	1,500
Northside Texas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
1.45%, 6/1/20(3) (6) (7)	5,350	5,306
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/19	4,000	4,011
San Antonio G.O. Limited Bonds, Certificates of Obligation,
5.00%, 2/1/19	2,900	2,908
San Antonio G.O. Limited Refunding Bonds,
5.00%, 2/1/19	8,975	8,999
San Antonio Housing Trust Finance Corp. MFH Revenue Bonds, Brookwood Senior Apartments,
2.10%, 5/1/20(3) (6) (7)	1,700	1,703
Texas State A&M University Financing System Revenue Bonds, Series A,
4.00%, 5/15/19	1,000	1,008
Texas State A&M University Financing System Revenue Bonds, Series B,
5.00%, 5/15/19	5,200	5,262
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/21	5,000	5,411
Texas State TRANS,
4.00%, 8/29/19	46,500	47,165
Texas State Transportation Commission State Highway Fund Revenue Bonds, Series A,
5.00%, 10/1/19	14,000	14,333
Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series A, First Tier,
5.00%, 4/1/20	7,025	7,302
Texas State University System Financing Revenue Refunding Bonds, Series A,
5.00%, 3/15/19	3,400	3,422
Texas State Water Development Board State Water Implementation Fund Revenue Bonds, Series 2017A,
5.00%, 4/15/19	6,000	6,055
5.00%, 4/15/20	4,000	4,162

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.5% continued
Texas - 6.3% continued
Texas State Water Finance Assistance G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/19	$8,000	$8,148
University of North Texas Revenue Refunding Bonds, Series A,
5.00%, 4/15/19	1,000	1,009
University of Texas Revenue Bonds, Series E,
5.00%, 8/15/19	2,000	2,040

		247,272

Utah - 0.1%
University of Utah Revenue Refunding Bonds, Series A (State Appropriation Insured),
4.00%, 8/1/20	2,530	2,615

Virginia - 1.3%
Fairfax County IDA Health Care Revenue Refunding Bonds, Series B, Inova Health System,
5.00%, 5/15/21(3) (6) (7)	5,000	5,344
Fairfax Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 4/1/19	2,500	2,520
Henrico County Public Improvement G.O. Unlimited Refunding Bonds,
5.00%, 7/15/19	3,000	3,053
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment Projects,
5.00%, 2/1/19	17,000	17,044
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series 2017-C, 21st Century College Programs,
5.00%, 2/1/20	11,000	11,376
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series B, Public Higher Education Financing Program (State Intercept Program),
5.00%, 9/1/19	3,000	3,064
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College Equipment,
5.00%, 2/1/20	5,000	5,171
Virginia State Public School Authority School Financing Revenue Bonds (State Aid Withholding),
5.00%, 1/15/20	2,565	2,650

		50,222

Washington - 2.3%
Central Puget Sound Regional Transportation Authority Variable Sales & Use TRB, Series S-2A-R, Green Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%),
1.93%, 11/1/21(3) (7)	10,000	9,997
Central Puget Sound Regional Transportation Authority Variable Sales & Use TRB, Series S-2B-R, Green Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%),
2.08%, 11/1/23(3) (7)	12,500	12,504
Seattle Municipal Light & Power Revenue Refunding Bonds (BHAC-CR Insured), Prerefunded,
5.75%, 4/1/19(8)	19,600	19,795
Seattle Municipal Light and Power Improvement Revenue Refunding & Improvement Bonds, Series C,
5.00%, 9/1/19	2,100	2,145
Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/20	2,630	2,787
Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A,
5.00%, 7/1/20	5,210	5,456
Washington State G.O. Unlimited Refunding Bonds, Series R-2015D,
5.00%, 7/1/20	5,000	5,236
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/20	11,455	12,021

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 62.5% continued
Washington - 2.3% continued
Washington State Housing Finance Commission Revenue Bonds, Royal Hills Apartments Project,
1.40%, 11/1/19	$4,000	$3,978
Washington State Housing Finance Commission Revenue Bonds, Series A, Trailside Village Apartments,
1.35%, 4/1/19	7,970	7,962
Washington State Various Purpose G.O. Unlimited Bonds, Series B,
5.00%, 2/1/20	7,625	7,888

		89,769

Wisconsin - 1.0%
PFA Revenue LANS, Lake Oconee Academy Foundation, Inc. Project,
2.30%, 10/1/19	4,000	3,980
Wisconsin State Environmental Improvement Fund Revenue Bonds, Series A,
5.00%, 6/1/19	8,000	8,108
Wisconsin State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/21	6,000	6,441
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%),
1.98%, 7/28/21(3) (7)	9,000	8,955
(Floating, SIFMA Municipal Swap Index Yield + 0.65%),
2.28%, 7/31/24(3) (7)	5,000	4,988
Wisconsin State Petroleum Inspection Fee Revenue Bonds, Series 1,
4.00%, 7/1/19	7,000	7,077

		39,549

Total Municipal Bonds (Cost $2,446,180)		2,437,766

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(11) (12)	10,377,880	$10,378

Total Investment Companies (Cost $10,378)		10,378

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 17.2%
Burlington Environmental Improvement Variable Revenue Refunding Bonds, Kansas City Power & Light,
1.94%, 1/10/19(3) (7) (10)	$28,000	$28,000
California State Municipal Finance Authority Solid Waste Variable Revenue Refunding Bonds, Republic Services,
2.15%, 4/1/19(3) (6) (7)	7,000	7,000
California State Pollution Control Finance Authority Solid Waste Disposal Variable Revenue Refunding Bonds, Republic Services,
2.00%, 2/1/19(1) (2) (3) (6) (7)	5,500	5,501
Charleston County School District G.O. Unlimited TANS (SCSDE Insured),
5.00%, 3/29/19	14,000	14,107
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series G, Atrium Health,
1.50%, 1/3/19(3) (7) (10)	10,000	10,000
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series H, Atrium Health,
1.50%, 1/3/19(3) (7) (10)	10,000	10,000
Clear Creek Independent School District Variable G.O. Unlimited Bonds, Series B (PSF-Gtd.),
3.00%, 8/14/19(3) (6) (7)	3,000	3,018
Connecticut State Health & Educational Facilities Authority Adjustable Revenue Bonds, Series U2, Yale University,
1.00%, 2/6/19(3) (6) (7)	17,435	17,422
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-1, Yale University,
1.00%, 7/1/19(3) (6) (7)	16,800	16,731
Corpus Christi Independent School District School Building Variable G.O. Unlimited Bonds, Series A (PSF-Gtd.),
2.00%, 8/15/19(3) (6) (7)	5,150	5,152
Dallas Independent School District Building Multi-Modal G.O. Unlimited Bonds, Series B-3 (PSF-Gtd.),
5.00%, 2/15/19(3) (6) (7)	3,625	3,639

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 17.2% continued
Dickinson Independent School District Variable G.O. Unlimited Refunding Bonds (PSF-Gtd.),
1.35%, 8/1/19(3) (6) (7)	$3,000	$2,989
Henry County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/19	6,500	6,624
Houston Independent Schoolhouse District G.O. Limited Bonds, Series A-2 (PSF-Gtd.),
3.00%, 6/1/19(3) (6) (7)	7,465	7,493
Illinois State Development Finance Authority Variable Revenue Bonds, Series B, Evanston Northwestern,
1.55%, 1/3/19(3) (7) (10)	3,000	3,000
Illinois State Finance Authority Variable Revenue Bonds, Series A-3, Northwestern Memorial Hospital,
1.48%, 1/3/19(3) (7) (10)	5,000	5,000
Indiana State Finance Authority Hospital Variable Revenue Bonds, Series D, Parkview Health System (Wells Fargo Bank N.A. LOC),
1.53%, 1/3/19(3) (7) (10)	20,760	20,760
Indiana State Health Facility Financing Authority Revenue Bonds, Ascension Health Credit Group,
4.00%, 3/1/19(3) (6) (7)	42,500	42,650
Indiana State Health Facility Financing Authority Variable Revenue Bonds, Series A-1, Ascension Health,
2.80%, 8/1/19(3) (6) (7)	2,135	2,143
JEA Electric System Variable Revenue Bonds, Series 3-B-2,
1.74%, 1/10/19(3) (7) (10)	1,000	1,000
JEA Variable Rate Electric System Variable Revenue Bonds, Series Three-A,
1.74%, 1/10/19(3) (7) (10)	3,500	3,500
Louisville & Jefferson County Metropolitan Government Environmental Facilities Revenue Refunding Bonds, Louisville Gas and Electric Company Project,
1.25%, 6/3/19(3) (6) (7)	13,530	13,478
Martin County Pollution Control Adjustable Revenue Refunding Bonds, Florida Power & Light Company Project,
1.62%, 1/3/19(3) (7) (10)	55,000	55,000
Massachusetts State G.O. Limited RANS, Series A,
4.00%, 4/25/19	23,000	23,162
Massachusetts State G.O. Limited RANS, Series C,
4.00%, 6/20/19	25,000	25,260
Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series A, University of Massachusetts,
1.15%, 4/1/19(3) (6) (7)	3,000	2,993
Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series R, Harvard University,
1.35%, 1/3/19(3) (7) (10)	10,000	10,000
Metropolitan Government Nashville & Davidson County G.O. Unlimited and Improvement Bonds,
5.00%, 7/1/19	15,775	16,030
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Collateralized MFH Variable Revenue Bonds, Hermitage Flats Apartments Project,
1.30%, 7/1/19(3) (6) (7)	4,000	3,986
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Haynes Garden Apartments Project (GNMA Insured),
1.75%, 12/1/19(3) (6) (7)	4,500	4,484
Michigan State Finance Authority Revenue Refunding Bonds, Series E-1, Ascension Health,
1.10%, 8/15/19(3) (6) (7)	1,900	1,888
Minnesota State Higher Education Facilities Authority Revenue Variable Bonds, Series 6Q, Concordia University, St. Paul (U.S. Bank N.A. LOC),
1.60%, 1/3/19(3) (7) (10)	5,600	5,600
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series H, Chevron U.S.A., Inc.,
1.58%, 1/3/19(3) (7) (10)	13,000	13,000

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 17.2% continued
Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series K, Chevron U.S.A., Inc.,
1.58%, 1/3/19(3) (7) (10)	$10,100	$10,100
Mississippi State Business Finance Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project,
1.85%, 3/1/19(3) (6) (7)	6,500	6,494
New York Adjustable G.O. Unlimited Bonds, Fiscal 2015,
1.50%, 1/3/19(3) (7) (10)	19,350	19,350
New York Adjustable G.O. Unlimited Bonds, Series I Subseries I-3 (Bank of America N.A. LOC),
1.53%, 1/3/19(3) (7) (10)	18,330	18,330
New York Adjustable G.O. Unlimited Bonds, Subseries F-5,
1.52%, 1/3/19(3) (7) (10)	7,000	7,000
New York City Housing Development Corp. MFH Variable Revenue Refunding Bonds, Sustainable Neighborhood,
1.70%, 5/1/19(3) (6) (7)	4,650	4,649
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries A-1,
1.52%, 1/3/19(3) (7) (10)	31,900	31,900
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries B,
1.62%, 1/3/19(3) (7) (10)	10,000	10,000
New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Bonds, Series A-3,
1.48%, 1/3/19(3) (7) (10)	9,000	9,000
New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds,
1.50%, 1/3/19(3) (7) (10)	13,000	13,000
New York G.O. Unlimited Bonds, Subseries I-4, (TD Bank N.A. LOC),
1.60%, 1/3/19(3) (7) (10)	15,000	15,000
New York Variable G.O. Unlimited Bonds, Subseries E-5 (TD Bank N.A. LOC),
1.60%, 1/3/19(3) (7) (10)	13,420	13,420
Oregon State Facilities Authority Variable Revenue Refunding Bonds, Series B, PeaceHealth (TD Bank N.A. LOC),
1.60%, 1/4/19(3) (7) (10)	7,850	7,850
Phoenix IDA Healthcare Facilities Variable Revenue Bonds, Series A, Mayo Clinic,
1.45%, 1/3/19(3) (7) (10)	19,400	19,400
Phoenix IDA Healthcare Facilities Variable Revenue Bonds, Series B, Mayo Clinic,
1.52%, 1/3/19(3) (7) (10)	25,000	25,000
RBC Municipal Products, Inc. Trust Revenue Bonds, Series 2018 E-127, Floater Certificates (Royal Bank of Canada LOC),
1.57%, 1/3/19(1) (3) (7) (10)	20,000	20,000
Spring Branch Independent Schoolhouse District G.O. Unlimited Bonds (PSF-Gtd.),
3.00%, 6/18/19(3) (6) (7)	4,000	4,019
Texas State Department of Housing & Community Affairs MFH Revenue Bonds, Emli at Liberty Crossing,
1.80%, 12/1/19(3) (6) (7)	4,000	3,988
University Hospitals & Clinics Authority Variable Revenue Refunding Bonds,
1.50%, 1/3/19(3) (7) (10)	31,885	31,885
Washington Suburban Sanitary District G.O. Unlimited Refunding Bonds, Consolidated Public Improvement Bonds,
5.00%, 6/1/19	3,500	3,548
Yavapai County IDA Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project,
1.85%, 3/1/19(3) (6) (7)	5,420	5,415

Total Short-Term Investments (Cost $670,223)		669,958

Total Investments - 99.2% (Cost $3,877,376)		3,865,771

Other Assets less Liabilities - 0.8%		32,023

NET ASSETS - 100.0%		$3,897,794

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)

Restricted security that has been deemed illiquid. At December 31, 2018, the value of these restricted illiquid securities amounted to approximately $31,938,000 or 0.8% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Daimler Finance North America LLC,
3.75%, 11/5/21	10/31/18	$16,485

Societe Generale S.A.,
2.71%, 5/30/19	5/31/18	9,890

California State Pollution Control Finance Authority Solid Waste Disposal Variable Revenue Refunding Bonds, Republic Services,
2.00%, 2/1/19	10/31/18	5,500

(3)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(7)	Maturity date represents the puttable date.
(8)	Maturity date represents the prerefunded date.
(9)	When-Issued Security. Coupon rate is not in effect at December 31, 2018.
(10)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of December 31, 2018 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	0.8%
U.S. Agency	0.6
AAA	14.1
AA	35.0
A	21.7
BBB	6.8
A1+ (Short Term)	1.7
A1 (Short Term)	13.1
A2 (Short Term)	1.7
Not Rated	4.2
Cash Equivalents	0.3

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Commercial Paper(1)	$—	$9,881	$—	$9,881
Corporate Bonds(1)	—	462,613	—	462,613
Foreign Issuer Bonds(1)	—	221,704	—	221,704
U.S. Government Agencies(1)	—	23,758	—	23,758
U.S. Government Obligations(1)	—	29,713	—	29,713
Municipal Bonds(1)	—	2,437,766	—	2,437,766

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$10,378	$—	$—	$10,378
Short-Term Investments	—	669,958	—	669,958

Total Investments	$10,378	$3,855,393	$—	$3,865,771

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$21,078	$1,781,314	$1,792,014	$441	$10,378	10,378

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CR - Custody Receipt

Fannie Mae - Federal National Mortgage Association

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

IDA - Industrial Development Authority

IDB - Industrial Development Board

LANS - Loan Anticipation Notes

LCRA - Lower Colorado River Authority

LOC - Letter of Credit

MFH - Multi-Family Housing

OID - Original Issue Discount

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SonyMA - State of New York Mortgage Agency

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar

YKHC - Yukon-Kuskokwim Health Corporation

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 13.4%
Auto Floor Plan - 1.4%
Ally Master Owner Trust, Series 2018-1, Class A1
(Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor),
2.74%, 1/17/23(1)	$9,400	$9,390
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1
1.55%, 7/15/21	3,000	2,977
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2
(Floating, ICE LIBOR USD 1M + 0.46%),
2.92%, 11/15/21(1)	5,000	5,003
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A1
1.96%, 5/17/21(2)	2,500	2,488
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2
(Floating, ICE LIBOR USD 1M + 0.57%),
3.03%, 1/18/22(1) (2)	2,500	2,508
GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A1
2.13%, 7/15/22(2)	5,000	4,930
GMF Floorplan Owner Revolving Trust, Series 2018-1, Class A
(Floating, ICE LIBOR USD 1M + 0.30%),
2.76%, 3/15/22(1) (2)	1,500	1,496
NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2
2.56%, 10/17/22(2)	1,000	991
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 1M + 0.64%),
3.10%, 2/15/23(1) (2)	2,250	2,248

		32,031

Automobile - 2.1%
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class A2A
1.69%, 12/18/20	819	816
ARI Fleet Lease Trust, Series 2018-A, Class A1
1.95%, 3/15/19	975	975
Chesapeake Funding II LLC, Series 2016-2A, Class A1
1.88%, 6/15/28(2)	2,425	2,414
Chesapeake Funding II LLC, Series 2017-2A, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor),
2.91%, 5/15/29(1) (2)	2,014	2,017
Chesapeake Funding II LLC, Series 2017-3A, Class A1
1.91%, 8/15/29(2)	2,835	2,799
Chesapeake Funding II LLC, Series 2017-4A, Class A1
2.12%, 11/15/29(2)	3,251	3,215
Chesapeake Funding II LLC, Series 2018-1A, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%),
2.91%, 4/15/30(1) (2)	4,851	4,864
Drive Auto Receivables Trust, Series 2018-2, Class A2
2.64%, 9/15/20	838	838
Drive Auto Receivables Trust, Series 2018-3, Class A2
2.75%, 10/15/20	599	599
Enterprise Fleet Financing LLC, Series 2016-1, Class A2
1.83%, 9/20/21(2)	52	52
Enterprise Fleet Financing LLC, Series 2016-2, Class A2
1.74%, 2/22/22(2)	1,132	1,128
Enterprise Fleet Financing LLC, Series 2017-3, Class A2
2.13%, 5/22/23(2)	1,713	1,698
Enterprise Fleet Financing, Series 2018-2, Class A2
3.14%, 2/20/24(2)	2,500	2,498
GM Financial Automobile Leasing Trust, Series 2018-1, Class A2B
(Floating, ICE LIBOR USD 1M + 0.20%),
2.67%, 4/20/20(1)	2,479	2,477
GM Financial Consumer Automobile Receivables Trust, Series 2017-2A, Class A2A
1.61%, 5/18/20(2)	905	903
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A2A
2.08%, 1/19/21	2,770	2,759

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 13.4% continued
Automobile - 2.1% continued
Nissan Auto Receivables Owner Trust, Series 2017-C, Class A2A
1.89%, 10/15/20	$5,041	$5,021
Santander Retail Auto Lease Trust, Series 2017-A, Class A2A
2.02%, 3/20/20(2)	2,379	2,370
Santander Retail Auto Lease Trust, Series 2018-A, Class A2B
(Floating, ICE LIBOR USD 1M + 0.27%),
2.74%, 10/20/20(1) (2)	8,114	8,109
Securitized Term Auto Receivables Trust, Series 2017-2A, Class A2A
1.78%, 1/27/20(2)	527	526
Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A2A
2.81%, 7/20/21	600	599
Wheels SPV, Series 2018-1A, Class A2
3.06%, 4/20/27(2)	1,000	1,000

		47,677

Credit Card - 7.9%
American Express Credit Account Master Trust, Series 2017-2, Class A
(Floating, ICE LIBOR USD 1M + 0.45%),
2.91%, 9/16/24(1)	6,000	6,007
American Express Credit Account Master Trust, Series 2017-5, Class A
(Floating, ICE LIBOR USD 1M + 0.38%),
2.84%, 2/18/25(1)	2,000	1,999
American Express Credit Account Master Trust, Series 2017-6, Class A
2.04%, 5/15/23	6,330	6,232
American Express Credit Account Master Trust, Series 2018-3, Class A
(Floating, ICE LIBOR USD 1M + 0.32%),
2.78%, 10/15/25(1)	10,000	9,928
BA Credit Card Trust, Series 2017-A1, Class A1
1.95%, 8/15/22	7,000	6,916
BA Credit Card Trust, Series 2017-A2, Class A2
1.84%, 1/17/23	1,000	982
BA Credit Card Trust, Series 2018-A1, Class A1
2.70%, 7/17/23	3,000	2,989
BA Credit Card Trust, Series 2018-A2, Class A2
3.00%, 9/15/23	1,000	1,003
Barclays Dryrock Issuance Trust, Series 2017-2, Class A
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor),
2.76%, 5/15/23(1)	4,000	3,994
Capital One Multi-Asset Execution Trust, Series 2016-A7, Class A7
(Floating, ICE LIBOR USD 1M + 0.51%),
2.97%, 9/16/24(1)	3,250	3,264
Capital One Multi-Asset Execution Trust, Series 2017-A2, Class A2
(Floating, ICE LIBOR USD 1M + 0.41%),
2.87%, 1/15/25(1)	5,000	5,000
Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4
1.99%, 7/17/23	5,000	4,922
CARDS II Trust, Series 2017-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.37%),
2.83%, 4/18/22(1) (2)	3,000	3,000
Chase Issuance Trust, Series 2017-A2, Class A
(Floating, ICE LIBOR USD 1M + 0.40%),
2.86%, 3/15/24(1)	2,000	2,000
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1
1.75%, 11/19/21	3,250	3,215
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3
(Floating, ICE LIBOR USD 1M + 0.49%),
2.87%, 12/7/23(1)	15,000	15,016
Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8
1.86%, 8/8/22	5,000	4,918
Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2
(Floating, ICE LIBOR USD 1M + 0.33%),
2.80%, 1/20/25(1)	5,000	4,971
Discover Card Execution Note Trust, Series 2016-A1, Class A1
1.64%, 7/15/21	10,000	9,993
Discover Card Execution Note Trust, Series 2016-A4, Class A4
1.39%, 3/15/22	4,000	3,956

FIXED INCOME FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 13.4% continued
Credit Card - 7.9% continued
Discover Card Execution Note Trust, Series 2017-A1, Class A1
(Floating, ICE LIBOR USD 1M + 0.49%),
2.95%, 7/15/24(1)	$9,950	$9,971
Discover Card Execution Note Trust, Series 2017-A6, Class A6
1.88%, 2/15/23	7,000	6,887
Discover Card Execution Note Trust, Series 2018-A2, Class A2
(Floating, ICE LIBOR USD 1M + 0.33%),
2.79%, 8/15/25(1)	5,000	4,961
First National Master Note Trust, Series 2017-1, Class A
(Floating, ICE LIBOR USD 1M + 0.40%),
2.86%, 4/18/22(1)	2,500	2,500
First National Master Note Trust, Series 2017-2, Class A
(Floating, ICE LIBOR USD 1M + 0.44%),
2.90%, 10/16/23(1)	2,000	1,996
Golden Credit Card Trust, Series 2016-5A, Class A
1.60%, 9/15/21(2)	4,000	3,958
Golden Credit Card Trust, Series 2017-4A, Class A
1.75%, 7/15/24(2)	—	—
(Floating, ICE LIBOR USD 1M + 0.52%, 0.52% Floor),
2.98%, 7/15/24(1)	5,000	4,988
Golden Credit Card Trust, Series 2018-1A, Class A
2.62%, 1/15/23(2)	5,000	4,974
Golden Credit Card Trust, Series 2018-3A, Class A
(Floating, ICE LIBOR USD 1M + 0.32%, 0.32% Floor),
2.78%, 5/15/23(1) (2)	5,000	5,000
Master Credit Card Trust II, Series 2017-1A, Class A
2.26%, 7/21/21(2)	3,600	3,569
Master Credit Card Trust II, Series 2018-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.49%),
2.97%, 7/22/24(1)	5,000	4,983
Trillium Credit Card Trust II, Series 2018-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor),
2.76%, 2/27/23(1) (2) (3)	4,500	4,492
World Financial Network Credit Card Master Trust, Series 2016-C, Class A
1.72%, 8/15/23	8,000	7,913
World Financial Network Credit Card Master Trust, Series 2017-B, Class A
1.98%, 6/15/23	4,500	4,469
World Financial Network Credit Card Master Trust, Series 2017-C, Class A
2.31%, 8/15/24	3,000	2,958
World Financial Network Credit Card Master Trust, Series 2018-A, Class A
3.07%, 12/16/24	7,000	6,980

		180,904

Other - 1.1%
CCG Receivables Trust, Series 2018-2, Class A2
3.09%, 12/15/25	4,000	3,997
John Deere Owner Trust, Series 2018-A, Class A2
2.42%, 10/15/20	2,773	2,768
Kubota Credit Owner Trust, Series 2017-1A, Class A2
1.66%, 5/15/20(2)	1,183	1,178
Verizon Owner Trust, Series 2016-1A, Class A
1.42%, 1/20/21(2)	1,232	1,226
Verizon Owner Trust, Series 2016-2A, Class A
1.68%, 5/20/21(2)	4,006	3,983
Verizon Owner Trust, Series 2017-1A, Class A
2.06%, 9/20/21(2)	9,000	8,933
Verizon Owner Trust, Series 2017-2A, Class A
1.92%, 12/20/21(2)	3,500	3,464
Volvo Financial Equipment LLC, Series 2017-1A, Class A2
1.55%, 10/15/19(2)	10	10

		25,559

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 13.4% continued
Whole Loan - 0.9%
Gosforth Funding PLC, Series 2017-1A, Class A1A
(Floating, ICE LIBOR USD 3M + 0.47%),
3.27%, 12/19/59(1) (2) (3)	$1,564	$1,565
Holmes Master Issuer PLC, Series 2018-1A, Class A2
(Floating, ICE LIBOR USD 3M + 0.36%),
2.80%, 10/15/54(1) (2) (3)	3,600	3,589
Lanark Master Issuer PLC, Series 2018-1A, Class 1A
(Floating, ICE LIBOR USD 3M + 0.42%),
3.10%, 12/22/69(1)	2,460	2,460
Permanent Master Issuer PLC, Series 2018-1A, Class 1A1
(Floating, ICE LIBOR USD 3M + 0.38%),
2.82%, 7/15/58(1) (2) (3)	6,000	5,978
Silverstone Master Issuer PLC, Series 2016-1A, Class 1A1
(Floating, ICE LIBOR USD 3M + 0.75%),
3.22%, 1/21/70(1) (2) (3)	4,025	4,030
Silverstone Master Issuer PLC, Series 2018-1A, Class 1A
(Floating, ICE LIBOR USD 3M + 0.39%),
2.86%, 1/21/70(1) (2) (3)	3,690	3,689

		21,311

Total Asset-Backed Securities (Cost $308,884)		307,482

COMMERCIAL PAPER - 1.7%
Automobiles Manufacturing - 0.8%
Ford Motor Credit Co. LLC,
2.74%, 2/19/19(2)	19,000	18,915

Financial Services - 0.5%
White Plains Capital Co. LLC,
3.03%, 5/17/19	12,500	12,350

Wireless Telecommunications Services - 0.4%
AT&T, Inc.,
3.03%, 6/4/19(2)	4,000	3,946
3.04%, 6/5/19(2)	4,500	4,438

		8,384

Total Commercial Paper (Cost $39,676)		39,649

CORPORATE BONDS - 47.5%
Aerospace & Defense - 0.9%
Boeing (The) Co.,
6.00%, 3/15/19	750	754
Northrop Grumman Corp.,
2.08%, 10/15/20	4,320	4,237
Raytheon Co.,
3.13%, 10/15/20	7,192	7,214
United Technologies Corp.,
1.50%, 11/1/19	7,260	7,172
3.35%, 8/16/21	2,400	2,393

		21,770

Airlines - 0.2%
Southwest Airlines Co.,
2.65%, 11/5/20	3,589	3,541

Automobiles Manufacturing - 7.6%
American Honda Finance Corp.,
1.70%, 2/22/19	4,000	3,993
1.20%, 7/12/19	1,950	1,936
2.15%, 3/13/20	4,300	4,256
1.95%, 7/20/20	14,050	13,828
2.45%, 9/24/20	2,500	2,470
(Floating, ICE LIBOR USD 3M + 0.35%),
2.93%, 11/5/21(1)	12,550	12,368
(Floating, ICE LIBOR USD 3M + 0.29%),
3.06%, 12/10/21(1)	3,500	3,460
BMW US Capital LLC,
2.15%, 4/6/20(2)	7,110	7,027
Daimler Finance North America LLC,
(Floating, ICE LIBOR USD 3M + 0.63%),
3.42%, 1/6/20(1) (2)	7,000	6,996
2.20%, 5/5/20(2)	1,599	1,573
(Floating, ICE LIBOR USD 3M + 0.67%),
3.25%, 11/5/21(1) (2) (3)	14,400	14,308
General Motors Financial Co., Inc.,
3.10%, 1/15/19	1,580	1,580
2.40%, 5/9/19	7,210	7,183
(Floating, ICE LIBOR USD 3M + 0.54%),
3.13%, 11/6/20(1)	1,714	1,683
4.20%, 11/6/21	10,000	9,996
(Floating, ICE LIBOR USD 3M + 1.55%),
3.99%, 1/14/22(1)	10,000	9,863
Harley-Davidson Financial Services, Inc.,
2.25%, 1/15/19(2)	4,000	3,998

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.5% continued
Automobiles Manufacturing - 7.6% continued
(Floating, ICE LIBOR USD 3M + 0.50%),
3.15%, 5/21/20(1) (2)	$7,500	$7,489
Hyundai Capital America,
(Floating, ICE LIBOR USD 3M + 0.82%),
3.60%, 3/12/21(1) (2)	6,600	6,548
Nissan Motor Acceptance Corp.,
(Floating, ICE LIBOR USD 3M + 0.58%),
3.02%, 1/13/20(1) (2)	3,000	2,994
3.65%, 9/21/21(2)	2,500	2,488
(Floating, ICE LIBOR USD 3M + 0.89%),
3.33%, 1/13/22(1) (2)	10,000	9,826
Toyota Motor Credit Corp.,
1.55%, 10/18/19	9,000	8,895
2.15%, 3/12/20	1,537	1,519
2.95%, 4/13/21	4,600	4,601
(Floating, ICE LIBOR USD 3M + 0.69%),
3.11%, 1/11/22(1)	1,500	1,497
Volkswagen Group of America Finance LLC,
2.13%, 5/23/19(2)	2,791	2,777
2.40%, 5/22/20(2)	13,464	13,255
3.88%, 8/8/22(2) (3)	6,600	6,632

		175,039

Banks - 2.8%
Branch Banking & Trust Co.,
2.25%, 6/1/20	6,750	6,666
Capital One N.A.,
2.35%, 1/31/20	5,000	4,937
Citibank N.A.,
3.05%, 5/1/20	9,900	9,887
(Floating, ICE LIBOR USD 3M + 0.57%),
3.05%, 7/23/21(1)	6,000	5,945
Citizens Bank N.A.,
2.45%, 12/4/19	1,035	1,028
Discover Bank,
3.10%, 6/4/20	7,855	7,801
JPMorgan Chase Bank N.A.,
(Variable, ICE LIBOR USD 3M + 0.28%),
2.60%,(4)	1,500	1,488
PNC Bank N.A.,
2.60%, 7/21/20	6,250	6,195
Wells Fargo & Co.,
2.15%, 1/30/20	700	692
(Floating, ICE LIBOR USD 3M + 0.93%),
3.55%, 2/11/22(1)	10,000	9,935
(Floating, ICE LIBOR USD 3M + 1.11%),
3.60%, 1/24/23(1)	2,000	1,981
Wells Fargo Bank N.A.,
(Floating, ICE LIBOR USD 3M + 0.50%),
2.98%, 7/23/21(1)	8,300	8,253

		64,808

Biotechnology - 2.0%
Amgen, Inc.,
1.90%, 5/10/19	1,205	1,200
2.20%, 5/11/20	15,150	14,959
4.10%, 6/15/21	8,325	8,489
Biogen, Inc.,
2.90%, 9/15/20	8,904	8,838
Celgene Corp.,
2.88%, 2/19/21	6,320	6,255
Gilead Sciences, Inc.,
2.35%, 2/1/20	2,026	2,012
Roche Holdings, Inc.,
2.25%, 9/30/19(2)	4,100	4,073

		45,826

Cable & Satellite - 0.2%
Comcast Corp.,
3.30%, 10/1/20	1,300	1,305
(Floating, ICE LIBOR USD 3M + 0.63%),
3.04%, 4/15/24(1)	4,300	4,201

		5,506

Chemicals - 0.3%
3M Co.,
2.00%, 8/7/20	1,455	1,437
DowDuPont, Inc.,
3.77%, 11/15/20	3,800	3,836
International Flavors & Fragrances, Inc.,
3.40%, 9/25/20	2,200	2,202

		7,475

Commercial Finance - 0.4%
Air Lease Corp.,
2.13%, 1/15/20	7,705	7,593
GATX Corp.,
2.60%, 3/30/20	1,357	1,344

		8,937

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.5% continued
Communications Equipment - 0.8%
Apple, Inc.,
1.80%, 11/13/19	$3,000	$2,975
1.80%, 5/11/20	750	741
2.00%, 11/13/20	5,705	5,630
Cisco Systems, Inc.,
4.45%, 1/15/20	1,380	1,401
2.45%, 6/15/20	7,000	6,963

		17,710

Construction Materials Manufacturing - 0.2%
Martin Marietta Materials, Inc.,
(Floating, ICE LIBOR USD 3M + 0.50%),
3.29%, 12/20/19(1)	4,551	4,538

Consumer Finance - 0.9%
American Express Co.,
2.20%, 10/30/20	11,556	11,347
(Floating, ICE LIBOR USD 3M + 0.53%),
3.17%, 5/17/21(1)	5,400	5,376
American Express Credit Corp.,
1.70%, 10/30/19	4,000	3,956

		20,679

Consumer Products - 0.1%
Procter & Gamble (The) Co.,
1.90%, 11/1/19	2,700	2,679

Diversified Banks - 1.6%
Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 1.42%),
3.87%, 4/19/21(1)	7,000	7,097
(Floating, ICE LIBOR USD 3M + 0.65%),
3.45%, 10/1/21(1)	3,330	3,306
(Floating, ICE LIBOR USD 3M + 0.38%),
2.86%, 1/23/22(1)	9,950	9,751
Citigroup, Inc.,
(Floating, ICE LIBOR USD 3M + 0.93%),
3.70%, 6/7/19(1)	900	902
(Floating, ICE LIBOR USD 3M + 1.07%),
3.84%, 12/8/21(1)	5,000	4,996
JPMorgan Chase & Co.,
2.55%, 10/29/20	7,800	7,713
2.55%, 3/1/21	1,500	1,479
(Floating, ICE LIBOR USD 3M + 0.55%),
3.32%, 3/9/21(1)	1,600	1,592
4.63%, 5/10/21	600	617

		37,453

Electrical Equipment Manufacturing - 2.0%
ABB Finance USA, Inc.,
2.80%, 4/3/20	6,249	6,225
Amphenol Corp.,
2.20%, 4/1/20	5,360	5,281
Fortive Corp.,
1.80%, 6/15/19	624	617
General Electric Co.,
2.20%, 1/9/20	1,822	1,795
(Floating, ICE LIBOR USD 3M + 0.62%),
3.03%, 1/9/20(1)	10,000	9,855
Honeywell International, Inc.,
1.40%, 10/30/19	13,063	12,898
1.80%, 10/30/19	6,200	6,139
Roper Technologies, Inc.,
3.00%, 12/15/20	2,320	2,305

		45,115

Entertainment Content - 0.4%
Walt Disney (The) Co.,
1.80%, 6/5/20	8,150	8,031

Exploration & Production - 0.9%
ConocoPhillips Co.,
(Floating, ICE LIBOR USD 3M + 0.90%),
3.52%, 5/15/22(1)	15,454	15,610
Occidental Petroleum Corp.,
4.10%, 2/1/21	2,723	2,770
Pioneer Natural Resources Co.,
3.45%, 1/15/21	2,215	2,209

		20,589

Financial Services - 2.6%
General Electric Co./LJ VP Holdings LLC,
3.80%, 6/18/19(2)	2,475	2,461
Goldman Sachs Group (The), Inc.,
(Floating, ICE LIBOR USD 3M + 1.20%),
3.99%, 9/15/20(1)	4,000	4,019
(Floating, ICE LIBOR USD 3M + 0.75%),
3.43%, 2/23/23(1)	7,160	6,920
(Floating, ICE LIBOR USD 3M + 1.00%),
3.49%, 7/24/23(1)	5,000	4,859
(Floating, ICE LIBOR USD 3M + 1.60%),
4.31%, 11/29/23(1)	1,300	1,289
Intercontinental Exchange, Inc.,
2.75%, 12/1/20	17,888	17,770

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.5% continued
Financial Services - 2.6% continued
Morgan Stanley,
5.63%, 9/23/19	$3,300	$3,349
(Floating, ICE LIBOR USD 3M + 0.55%),
3.17%, 2/10/21(1)	10,000	9,888
(Floating, ICE LIBOR USD 3M + 1.18%),
3.65%, 1/20/22(1)	10,000	9,967

		60,522

Food & Beverage - 2.6%
Anheuser-Busch InBev Finance, Inc.,
2.65%, 2/1/21	8,770	8,624
Anheuser-Busch InBev Worldwide, Inc.,
(Floating, ICE LIBOR USD 3M + 0.74%),
3.17%, 1/12/24(1)	2,400	2,330
Campbell Soup Co.,
4.50%, 2/15/19	1,699	1,701
Constellation Brands, Inc.,
2.25%, 11/6/20	5,000	4,905
General Mills, Inc.,
5.65%, 2/15/19	800	802
JM Smucker (The) Co.,
2.50%, 3/15/20	2,507	2,482
Molson Coors Brewing Co.,
1.90%, 3/15/19	5,000	4,986
PepsiCo, Inc.,
1.85%, 4/30/20	11,299	11,135
3.00%, 8/25/21	3,000	3,007
Tyson Foods, Inc.,
(Floating, ICE LIBOR USD 3M + 0.45%),
3.16%, 5/30/19(1)	3,450	3,446
(Floating, ICE LIBOR USD 3M + 0.55%),
3.29%, 6/2/20(1)	14,725	14,645
(Floating, ICE LIBOR USD 3M + 0.45%),
3.10%, 8/21/20(1)	2,100	2,073

		60,136

Hardware - 0.0%
Hewlett Packard Enterprise Co.,
3.60%, 10/15/20	1,100	1,103

Health Care Facilities & Services - 1.1%
Cigna Corp.,
3.40%, 9/17/21(2)	1,200	1,197
(Floating, ICE LIBOR USD 3M + 0.89%),
3.33%, 7/15/23(1) (2)	9,300	9,159
CVS Health Corp.,
3.13%, 3/9/20	1,000	998
(Floating, ICE LIBOR USD 3M + 0.72%),
3.49%, 3/9/21(1)	8,300	8,233
McKesson Corp.,
2.28%, 3/15/19	1,455	1,452
3.65%, 11/30/20	5,200	5,225

		26,264

Homebuilders - 0.7%
D.R. Horton, Inc.,
3.75%, 3/1/19	9,755	9,754
4.00%, 2/15/20	4,319	4,327
2.55%, 12/1/20	1,560	1,523

		15,604

Integrated Oils - 0.7%
Chevron Corp.,
2.43%, 6/24/20	7,340	7,297
2.42%, 11/17/20	1,000	991
(Floating, ICE LIBOR USD 3M + 0.48%),
3.22%, 3/3/22(1)	4,975	4,965
Exxon Mobil Corp.,
1.91%, 3/6/20	3,700	3,666

		16,919

Machinery Manufacturing - 2.2%
Caterpillar Financial Services Corp.,
1.35%, 5/18/19	2,876	2,859
2.10%, 1/10/20	12,000	11,883
1.85%, 9/4/20	2,000	1,961
(Floating, ICE LIBOR USD 3M + 0.59%),
3.33%, 6/6/22(1)	6,860	6,845
(Floating, ICE LIBOR USD 3M + 0.51%),
3.13%, 5/15/23(1)	4,300	4,218
CNH Industrial Capital LLC,
4.88%, 4/1/21	2,500	2,540
John Deere Capital Corp.,
(Floating, ICE LIBOR USD 3M + 0.57%),
2.98%, 1/8/19(1)	1,055	1,055
2.20%, 3/13/20	2,580	2,556
1.95%, 6/22/20	7,585	7,467
2.35%, 1/8/21	7,957	7,848
(Floating, ICE LIBOR USD 3M + 0.48%),
3.25%, 9/8/22(1)	1,000	992

		50,224

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.5% continued
Mass Merchants - 1.0%
Costco Wholesale Corp.,
1.70%, 12/15/19	$6,918	$6,843
Dollar Tree, Inc.,
(Floating, ICE LIBOR USD 3M + 0.70%),
3.15%, 4/17/20(1)	8,300	8,247
Walmart, Inc.,
3.25%, 10/25/20	7,099	7,168

		22,258

Oil & Gas Services & Equipment - 0.1%
Schlumberger Holdings Corp.,
3.00%, 12/21/20(2)	3,220	3,192

Pharmaceuticals - 1.7%
AbbVie, Inc.,
2.50%, 5/14/20	17,000	16,839
Eli Lilly & Co.,
1.95%, 3/15/19	725	723
Merck & Co., Inc.,
1.85%, 2/10/20	15,000	14,866
Novartis Capital Corp.,
1.80%, 2/14/20	7,215	7,134

		39,562

Pipeline - 0.6%
Enterprise Products Operating LLC,
2.80%, 2/15/21	13,000	12,864

Property & Casualty Insurance - 0.3%
Allstate (The) Corp.,
(Floating, ICE LIBOR USD 3M + 0.43%),
3.23%, 3/29/21(1)	3,000	2,967
Berkshire Hathaway Finance Corp.,
1.30%, 8/15/19	3,000	2,969
Berkshire Hathaway, Inc.,
2.10%, 8/14/19	600	597

		6,533

Publishing & Broadcasting - 0.2%
NBCUniversal Enterprise, Inc.,
(Floating, ICE LIBOR USD 3M + 0.40%),
3.20%, 4/1/21(1) (2)	3,560	3,525

Real Estate - 0.8%
Simon Property Group L.P.,
2.50%, 9/1/20	10,000	9,892
4.38%, 3/1/21	2,597	2,652
Weyerhaeuser Co.,
7.38%, 10/1/19	6,340	6,514

		19,058

Restaurants - 0.1%
McDonald’s Corp.,
3.50%, 7/15/20	2,000	2,027
2.75%, 12/9/20	1,310	1,301

		3,328

Retail - Consumer Discretionary - 1.5%
Amazon.com, Inc.,
1.90%, 8/21/20(2)	2,270	2,237
1.90%, 8/21/20	23,950	23,605
eBay, Inc.,
2.15%, 6/5/20	2,700	2,666
Home Depot (The), Inc.,
2.00%, 6/15/19	2,099	2,093
1.80%, 6/5/20	2,100	2,070
Lowe’s Cos., Inc.,
1.15%, 4/15/19	1,000	995

		33,666

Retail - Consumer Staples - 0.4%
Sysco Corp.,
2.60%, 10/1/20	9,220	9,121

Software & Services - 0.4%
Microsoft Corp.,
2.00%, 11/3/20	4,605	4,554
Oracle Corp.,
1.90%, 9/15/21	5,702	5,532

		10,086

Supermarkets & Pharmacies - 0.0%
Walgreens Boots Alliance, Inc.,
2.70%, 11/18/19	1,000	994

Tobacco - 1.4%
BAT Capital Corp.,
2.30%, 8/14/20	6,790	6,631
(Floating, ICE LIBOR USD 3M + 0.59%),
3.20%, 8/14/20(1)	2,800	2,772
(Floating, ICE LIBOR USD 3M + 0.88%),
3.50%, 8/15/22(1)	6,000	5,940
Philip Morris International, Inc.,
1.88%, 11/1/19	4,018	3,970

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.5% continued
Tobacco - 1.4% continued
2.00%, 2/21/20	$3,278	$3,237
(Floating, ICE LIBOR USD 3M + 0.42%),
3.07%, 2/21/20(1)	9,010	8,998

		31,548

Transportation & Logistics - 2.3%
FedEx Corp.,
2.30%, 2/1/20	7,910	7,839
PACCAR Financial Corp.,
1.30%, 5/10/19	4,000	3,975
1.20%, 8/12/19	351	347
2.05%, 11/13/20	1,000	984
2.25%, 2/25/21	1,270	1,252
3.15%, 8/9/21	395	396
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.05%, 1/9/20(2)	11,072	11,025
United Parcel Service, Inc.,
(Floating, ICE LIBOR USD 3M + 0.38%),
3.01%, 5/16/22(1)	17,015	17,058
(Floating, ICE LIBOR USD 3M + 0.45%),
3.25%, 4/1/23(1)	9,150	9,095

		51,971

Travel & Lodging - 0.1%
Marriott International, Inc.,
3.38%, 10/15/20	2,130	2,120

Utilities - 3.2%
Ameren Corp.,
2.70%, 11/15/20	4,330	4,272
Dominion Energy, Inc.,
1.88%, 1/15/19	9,200	9,194
Duke Energy Corp.,
5.05%, 9/15/19	26,778	27,026
Public Service Enterprise Group, Inc.,
1.60%, 11/15/19	10,000	9,860
Sempra Energy,
(Floating, ICE LIBOR USD 3M + 0.25%),
2.69%, 7/15/19(1)	3,965	3,953
1.63%, 10/7/19	5,000	4,931
(Floating, ICE LIBOR USD 3M + 0.50%),
2.94%, 1/15/21(1)	12,030	11,828
(Floating, ICE LIBOR USD 3M + 0.45%),
3.24%, 3/15/21(1)	2,365	2,317

		73,381

Waste & Environment Services & Equipment - 1.5%
Republic Services, Inc.,
5.50%, 9/15/19	33,924	34,450

Wireless Telecommunications Services - 0.7%
AT&T, Inc.,
(Floating, ICE LIBOR USD 3M + 0.95%),
3.39%, 7/15/21(1)	5,500	5,482
Verizon Communications, Inc.,
(Floating, ICE LIBOR USD 3M + 0.55%),
3.20%, 5/22/20(1)	10,284	10,261

		15,743

Total Corporate Bonds (Cost $1,101,983)		1,093,868

FOREIGN ISSUER BONDS - 23.1%
Banks - 11.5%
ABN AMRO Bank N.V.,
2.65%, 1/19/21(2)	1,705	1,680
3.40%, 8/27/21(2)	4,200	4,191
ASB Bank Ltd.,
(Floating, ICE LIBOR USD 3M + 0.97%),
3.75%, 6/14/23(1) (2)	10,000	9,967
Australia & New Zealand Banking Group Ltd.,
2.30%, 6/1/21	1,000	976
Banque Federative du Credit Mutuel S.A.,
1.90%, 3/28/19(2) (3)	1,700	1,694
Barclays Bank PLC,
2.65%, 1/11/21	9,000	8,812
Canadian Imperial Bank of Commerce,
2.10%, 10/5/20	4,385	4,303
(Floating, ICE LIBOR USD 3M + 0.72%),
3.51%, 6/16/22(1)	13,000	12,881
Commonwealth Bank of Australia,
(Floating, ICE LIBOR USD 3M + 0.83%),
3.57%, 9/6/21(1) (2)	5,604	5,619
(Floating, ICE LIBOR USD 3M + 0.70%),
3.47%, 3/10/22(1) (2)	7,145	7,109
Cooperatieve Rabobank U.A.,
1.38%, 8/9/19	10,000	9,903
2.25%, 1/14/20	4,025	3,991
2.50%, 1/19/21	9,000	8,844
3.13%, 4/26/21	5,300	5,281

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 23.1% continued
Banks - 11.5% continued
(Floating, ICE LIBOR USD 3M + 0.48%),
2.89%, 1/10/23(1)	$10,000	$9,842
(Floating, ICE LIBOR USD 3M + 0.86%),
3.68%, 9/26/23(1) (2)	2,700	2,665
Credit Suisse A.G.,
3.00%, 10/29/21	2,000	1,975
DNB Bank ASA,
(Floating, ICE LIBOR USD 3M + 1.07%),
3.81%, 6/2/21(1) (2)	10,000	10,088
ING Bank N.V.,
1.65%, 8/15/19(2)	3,000	2,972
ING Groep N.V.,
(Floating, ICE LIBOR USD 3M + 1.15%),
3.95%, 3/29/22(1)	7,040	7,037
(Floating, ICE LIBOR USD 3M + 1.00%),
3.80%, 10/2/23(1)	8,900	8,811
Lloyds Bank PLC,
3.30%, 5/7/21	6,000	5,982
Macquarie Bank Ltd.,
2.60%, 6/24/19(2) (3)	1,370	1,366
National Australia Bank Ltd.,
1.38%, 7/12/19	1,000	992
3.70%, 11/4/21	2,460	2,483
(Floating, ICE LIBOR USD 3M + 0.89%),
3.30%, 1/10/22(1) (2)	10,000	10,025
National Bank of Canada,
2.15%, 6/12/20	4,816	4,746
Nordea Bank Abp,
1.63%, 9/30/19(2)	9,000	8,901
(Floating, ICE LIBOR USD 3M + 0.94%),
3.65%, 8/30/23(1) (2)	3,400	3,363
Santander UK Group Holdings PLC,
3.13%, 1/8/21	1,250	1,227
Santander UK PLC,
2.35%, 9/10/19	5,400	5,359
2.13%, 11/3/20	2,240	2,188
3.40%, 6/1/21	11,000	10,946
Skandinaviska Enskilda Banken AB,
1.50%, 9/13/19	6,620	6,544
2.30%, 3/11/20	12,500	12,370
3.25%, 5/17/21(2)	10,000	9,963
Sumitomo Mitsui Banking Corp.,
2.65%, 7/23/20	1,000	990
Svenska Handelsbanken AB,
1.50%, 9/6/19	310	307
1.95%, 9/8/20	11,700	11,435
(Floating, ICE LIBOR USD 3M + 0.47%),
3.16%, 5/24/21(1)	1,000	991
Toronto-Dominion Bank (The),
1.85%, 9/11/20	2,800	2,749
2.50%, 12/14/20	5,674	5,618
Westpac Banking Corp.,
1.65%, 5/13/19	5,282	5,255
1.60%, 8/19/19	7,000	6,938
(Floating, ICE LIBOR USD 3M + 0.85%),
3.27%, 1/11/22(1)	14,000	14,010

		263,389

Diversified Banks - 3.3%
Bank of Montreal,
(Floating, ICE LIBOR USD 3M + 0.44%),
3.23%, 6/15/20(1)	500	499
(Floating, ICE LIBOR USD 3M + 0.79%),
3.48%, 8/27/21(1)	9,581	9,621
Bank of Nova Scotia (The),
1.65%, 6/14/19	150	149
2.35%, 10/21/20	3,000	2,963
Credit Agricole S.A.,
(Floating, ICE LIBOR USD 3M + 1.18%),
3.98%, 7/1/21(1) (2)	1,450	1,471
Mitsubishi UFJ Financial Group, Inc.,
3.54%, 7/26/21	6,800	6,826
(Floating, ICE LIBOR USD 3M + 0.86%),
3.37%, 7/26/23(1)	10,000	9,887
Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.14%),
3.92%, 9/13/21(1)	5,000	5,018
(Floating, ICE LIBOR USD 3M + 1.00%),
3.77%, 9/11/24(1)	10,000	9,986
Royal Bank of Canada,
(Floating, ICE LIBOR USD 3M + 0.53%),
3.32%, 3/15/19(1)	110	110
2.15%, 10/26/20	1,560	1,536
(Floating, ICE LIBOR USD 3M + 0.73%),
3.27%, 2/1/22(1)	10,000	9,923
Sumitomo Mitsui Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.68%),
4.45%, 3/9/21(1)	5,000	5,096

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 23.1% continued
Diversified Banks - 3.3% continued
(Floating, ICE LIBOR USD 3M + 1.14%),
3.59%, 10/19/21(1)	$1,330	$1,340
(Floating, ICE LIBOR USD 3M + 0.86%),
3.31%, 7/19/23(1)	10,400	10,340

		74,765

Electrical Equipment Manufacturing - 1.0%
Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19(2)	11,815	11,672
2.15%, 5/27/20(2)	11,860	11,695

		23,367

Exploration & Production - 0.9%
Sinopec Group Overseas Development 2014 Ltd.,
(Floating, ICE LIBOR USD 3M + 0.92%),
3.33%, 4/10/19(1) (2)	20,000	20,018

Financial Services - 0.8%
UBS A.G.,
2.20%, 6/8/20(2)	2,200	2,164
2.45%, 12/1/20(2)	7,000	6,869
UBS Group Funding Switzerland A.G.,
(Floating, ICE LIBOR USD 3M + 1.44%),
4.26%, 9/24/20(1) (2)	10,000	10,133

		19,166

Food & Beverage - 0.5%
Mondelez International Holdings Netherlands B.V.,
1.63%, 10/28/19(2)	10,000	9,861
Pernod Ricard S.A.,
5.75%, 4/7/21(2)	2,000	2,096

		11,957

Government Development Banks - 0.3%
Kreditanstalt fuer Wiederaufbau,
1.88%, 6/30/20	2,250	2,225
Landwirtschaftliche Rentenbank,
1.38%, 10/23/19	5,500	5,447

		7,672

Integrated Oils - 2.5%
BP Capital Markets PLC,
4.75%, 3/10/19	732	734
2.52%, 1/15/20	4,470	4,456
2.32%, 2/13/20	10,179	10,092
(Floating, ICE LIBOR USD 3M + 0.87%),
3.66%, 9/16/21(1)	8,433	8,524
Shell International Finance B.V.,
1.38%, 5/10/19	2,500	2,486
1.38%, 9/12/19	15,269	15,103
2.13%, 5/11/20	9,140	9,055
(Floating, ICE LIBOR USD 3M + 0.40%),
3.02%, 11/13/23(1)	8,000	7,840

		58,290

Pharmaceuticals - 1.1%
AstraZeneca PLC,
1.95%, 9/18/19	5,105	5,068
2.38%, 11/16/20	4,171	4,098
Mylan N.V.,
2.50%, 6/7/19	1,098	1,093
Sanofi,
4.00%, 3/29/21	3,874	3,962
Shire Acquisitions Investments Ireland DAC,
1.90%, 9/23/19	7,930	7,819
Takeda Pharmaceutical Co. Ltd.,
3.80%, 11/26/20(2) (3)	2,900	2,918

		24,958

Software & Services - 0.1%
Tencent Holdings Ltd.,
(Floating, ICE LIBOR USD 3M + 0.61%),
3.05%, 1/19/23(1) (2)	1,818	1,802

Tobacco - 0.4%
BAT International Finance PLC,
2.75%, 6/15/20(2)	10,000	9,826

Wireline Telecommunications Services - 0.7%
Deutsche Telekom International Finance B.V.,
1.50%, 9/19/19(2)	5,000	4,933
(Floating, ICE LIBOR USD 3M + 0.58%),
3.03%, 1/17/20(1) (2)	10,750	10,771
Orange S.A.,
1.63%, 11/3/19	865	854

		16,558

Total Foreign Issuer Bonds (Cost $534,705)		531,768

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 0.7%(5)
Fannie Mae - 0.4%
1.50%, 7/30/20	$4,700	$4,622
2.88%, 10/30/20	5,000	5,028

		9,650

Federal Home Loan Bank - 0.3%
1.88%, 3/13/20	3,965	3,931
3.00%, 10/12/21	2,185	2,213

		6,144

Total U.S. Government Agencies (Cost $15,838)		15,794

U.S. GOVERNMENT OBLIGATIONS - 8.7%
U.S. Treasury Notes - 8.7%
0.75%, 7/15/19	2,000	1,981
1.25%, 8/31/19	10,000	9,910
0.88%, 9/15/19	10,000	9,877
1.38%, 9/30/19	10,000	9,907
1.00%, 10/15/19	25,000	24,685
1.00%, 11/15/19	10,000	9,859
1.63%, 12/31/19	9,000	8,910
3.63%, 2/15/20	50,000	50,543
1.38%, 3/31/20	10,000	9,853
2.50%, 5/31/20	10,000	9,991
2.75%, 9/30/20	5,000	5,019
2.75%, 11/30/20	20,000	20,091
2.88%, 11/15/21	10,000	10,111
2.63%, 12/15/21	20,000	20,090

		200,827

Total U.S. Government Obligations (Cost $201,117)		200,827

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(6) (7)	103,436,394	$103,436

Total Investment Companies (Cost $103,436)		103,436

Total Investments - 99.6% (Cost $2,305,639)		2,292,824

Other Assets less Liabilities - 0.4%		9,939

NET ASSETS - 100.0%		$2,302,763

(1)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)

Restricted security that has been deemed illiquid. At December 31, 2018, the value of these restricted illiquid securities amounted to approximately $50,260,000 or 2.2% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Banque Federative du Credit Mutuel S.A.,
1.90%, 3/28/19	10/23/18	$1,697

Daimler Finance North America LLC,
3.25%, 11/5/21	10/31/18	14,400

Gosforth Funding PLC, Series 2017-1A, Class A1A,
3.27%, 12/19/59	9/19/17	1,564

Holmes Master Issuer PLC, Series 2018-1A, Class A2,
2.80%, 10/15/54	3/9/18	3,600

Macquarie Bank Ltd.,
2.60%, 6/24/19	10/25/18	1,368

Permanent Master Issuer PLC, Series 2018-1A, Class 1A1,
2.82%, 7/15/58	6/21/18	6,000

Silverstone Master Issuer PLC, Series 2016-1A, Class 1A1,
3.22%, 1/21/70	2/18/16	4,025

Silverstone Master Issuer PLC, Series 2018-1A, Class 1A,
2.86%, 1/21/70	2/14/18	3,690

Takeda Pharmaceutical Co. Ltd.,
3.80%, 11/26/20	11/19/18	2,898

Trillium Credit Card Trust II, Series 2018-1A, Class A,
2.76%, 2/27/23	3/7/18	4,500

Volkswagen Group of America Finance LLC,
3.88%, 8/8/22	11/7/18	6,595

(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2018 is disclosed.

Percentages shown are based on Net Assets.

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

At December 31, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	8.8%
U.S. Agency	0.7
AAA	13.9
AA	14.5
A	31.7
A1 (Short Term)	0.5
A2 (Short Term)	1.2
BBB	24.2
Cash Equivalents	4.5
Not Rated	0.0 (1)

Total	100.0%

(1)	Amount rounds to less than 0.1%
*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$307,482	$—	$307,482
Commercial Paper(1)	—	39,649	—	39,649
Corporate Bonds(1)	—	1,093,868	—	1,093,868
Foreign Issuer Bonds(1)	—	531,768	—	531,768
U.S. Government Agencies(1)	—	15,794	—	15,794
U.S. Government Obligations(1)	—	200,827	—	200,827
Investment Companies	103,436	—	—	103,436

Total Investments	$103,436	$2,189,388	$—	$2,292,824

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$29,485	$1,033,480	$959,529	$460	$103,436	103,436

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

Fannie Mae - Federal National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.9%(1)
Fannie Mae - 35.2%
Pool #555649,
7.50%, 10/1/32	$32	$34
Pool #893082,
(Floating, ICE LIBOR USD 1Y + 1.91%, 10.82% Cap),
4.56%, 9/1/36(2)	76	80
Pool #AS7568,
4.50%, 7/1/46	398	413
Pool #AS9615,
4.50%, 5/1/47	197	204
Pool #AS9990,
4.50%, 7/1/47	889	921
Pool #BD7060,
4.00%, 3/1/47	298	303
Pool #BH7071,
4.50%, 12/1/47	178	185
Pool #BH7924,
4.00%, 8/1/47	206	209
Pool #BJ0640,
5.00%, 3/1/48	495	519
Pool #BJ9175,
5.50%, 5/1/48	752	798
Pool #BJ9258,
5.00%, 6/1/48	787	824
Pool #BK7881,
5.00%, 10/1/48	783	822
Pool #BK7889,
5.50%, 10/1/48	746	792
Pool #BM3286,
4.50%, 11/1/47	237	245
Pool #CA0084,
4.50%, 8/1/47	303	314
Pool #CA0809,
4.00%, 11/1/47	325	331
Pool #CA1218,
4.50%, 2/1/48	250	259
Pool #CA2505,
5.00%, 7/1/48	527	552
Pool #MA2995,
4.00%, 5/1/47	266	272
Pool #MA3149,
4.00%, 10/1/47	200	204
Pool #MA3183,
4.00%, 11/1/47	304	310
Pool #MA3184,
4.50%, 11/1/47	186	193
Pool #MA3211,
4.00%, 12/1/47	307	314
Pool #MA3444,
4.50%, 8/1/48	579	600
Pool #MA3448,
5.00%, 8/1/48	519	544
Pool #MA3496,
4.50%, 10/1/48	587	608
Pool TBA,
1/19/48(3)	1,175	1,217

		12,067

Freddie Mac - 0.8%
Pool #1J0365,
(Floating, ICE LIBOR USD 1Y + 1.85%, 10.85% Cap),
4.06%, 4/1/37(2)	77	80
Pool #1J2840,
(Floating, ICE LIBOR USD 1Y + 1.90%, 10.75% Cap),
4.65%, 9/1/37(2)	161	169
Pool #410092,
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.16%, 10.28% Cap),
4.22%, 11/1/24(2)	14	15

		264

Freddie Mac Gold - 0.3%
Pool #G08617,
4.50%, 11/1/44	101	105

Government National Mortgage Association - 1.6%
Series 2012-123, Class A,
1.04%, 7/16/46	316	287
Series 2013-17, Class AF,
1.21%, 11/16/43	280	263

		550

Government National Mortgage Association I - 0.0%
Pool #268360,
10.00%, 4/15/19(4)	—	—

Total U.S. Government Agencies (Cost $13,067)		12,986

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 56.8%
U.S. Treasury Inflation Indexed Notes - 4.9%
0.13%, 4/15/20	$395	$417
0.13%, 4/15/21	400	415
0.63%, 4/15/23	415	415
0.75%, 7/15/28	420	414

		1,661

U.S. Treasury Notes - 51.9%
2.88%, 10/31/20	1,685	1,695
2.88%, 11/15/21	4,735	4,788
2.88%, 11/30/23	5,550	5,647
2.88%, 11/30/25	4,110	4,184
3.13%, 11/15/28	1,400	1,452

		17,766

Total U.S. Government Obligations (Cost $19,251)		19,427

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 9.7%
FlexShares® Disciplined Duration MBS Index Fund(5)	35,000	$801
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(5) (6)	2,504,383	2,504

Total Investment Companies (Cost $3,313)		3,305

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.7%
U.S. Treasury Bill,
2.43%, 1/10/19(7) (8)	$250	$248

Total Short-Term Investments (Cost $248)		248

Total Investments - 105.1% (Cost $35,879)		35,966

Liabilities less Other Assets - (5.1%)		(1,745)

NET ASSETS - 100.0%		$34,221

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(3)	When-Issued Security. Coupon rate is not in effect at December 31, 2018.
(4)	Principal Amount and Value rounds to less than one thousand.
(5)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(6)	7-day current yield as of December 31, 2018 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At December 31, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
2-Year U.S. Treasury Note	10	$2,123	Long	3/19	$14
5-Year U.S. Treasury Note	5	573	Long	3/19	10
Ultra Long U.S. Treasury Bond	(3)	(482)	Short	3/19	(1)

Total					$23

At December 31, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	56.2%
U.S. Agency	34.6
Not Rated	2.2
Cash Equivalents	7.0

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies(1)	$—	$12,986	$—	$12,986
U.S. Government Obligations(1)	—	19,427	—	19,427
Investment Companies	3,305	—	—	3,305
Short-Term Investments	—	248	—	248

Total Investments	$3,305	$32,661	$—	$35,966

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$24	$—	$—	$24
Liabilities
Futures Contracts	(1)	—	—	(1)

Total Other Financial Instruments	$23	$—	$—	$23

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION DEPRECIATION (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
FlexShares® Disciplined Duration MBS Index Fund	$—	$809	$—	$(8)	$12	$801	35
Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,821	62,508	61,825	—	45	2,504	2,504

Total	$1,821	$63,317	$61,825	$(8)	$57	$3,305	2,539

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

MBS - Mortgage Backed Securities

TBA - To be Announced

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8%
Auto Floor Plan - 0.1%
Ally Master Owner Trust, Series 2018-1, Class A2
2.70%, 1/17/23	$100	$99
Ally Master Owner Trust, Series 2018-2, Class A
3.29%, 5/15/23	150	151
Ford Credit Floorplan Master Owner Trust, Series 2017-1, Class A1
2.07%, 5/15/22	325	321
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A1
2.16%, 9/15/22	125	123
Ford Credit Floorplan Master Owner Trust, Series 2018-1, Class A1
2.95%, 5/15/23	50	50
Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A
3.17%, 3/15/25	50	50
Ford Credit Floorplan Master Owner Trust, Series 2018-3, Class A1
3.52%, 10/15/23	200	202
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	100	100

		1,096

Automobile - 0.2%
Ally Auto Receivables Trust, Series 2018-1, Class A3
2.35%, 6/15/22	100	99
Ally Auto Receivables Trust, Series 2018-3, Class A4
3.12%, 7/17/23	100	100
Americredit Automobile Receivables Trust, Series 2016-4, Class C
2.41%, 7/8/22	50	49
Americredit Automobile Receivables Trust, Series 2016-4, Class D
2.74%, 12/8/22	60	59
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class C
2.97%, 3/20/23	125	124
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D
3.42%, 4/18/23	100	100
Americredit Automobile Receivables Trust, Series 2018-1, Class A3
3.07%, 12/19/22	100	100
Americredit Automobile Receivables Trust, Series 2018-1, Class B
3.26%, 1/18/24	100	101
Americredit Automobile Receivables Trust, Series 2018-3, Class B
3.58%, 10/18/24	100	101
Americredit Automobile Receivables Trust, Series 2018-3, Class C
3.74%, 10/18/24	100	102
BMW Vehicle Lease Trust, Series 2018-1, Class A3
3.26%, 7/20/21	100	101
BMW Vehicle Owner Trust, Series 2018-A, Class A3
2.35%, 4/25/22	150	149
CarMax Auto Owner Trust, Series 2017-4, Class A4
2.33%, 5/15/23	100	99
CarMax Auto Owner Trust, Series 2018-1, Class A3
2.48%, 11/15/22	225	223
Carmax Auto Owner Trust, Series 2018-4, Class A3
3.36%, 9/15/23	200	201
Ford Credit Auto Lease Trust, Series 2017-B, Class A4
2.17%, 2/15/21	100	99
Ford Credit Auto Lease Trust, Series 2018-B, Class A3
3.19%, 12/15/21	100	100
Ford Credit Auto Owner Trust, Series 2016-B, Class B
1.85%, 9/15/21	50	50
Ford Credit Auto Owner Trust, Series 2017-A, Class B
2.24%, 6/15/22	100	99
Ford Credit Auto Owner Trust, Series 2017-C, Class A3
2.01%, 3/15/22	100	99
Ford Credit Auto Owner Trust, Series 2017-C, Class B
2.35%, 4/15/23	100	98

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Automobile - 0.2% continued
Ford Credit Auto Owner Trust, Series 2017-C, Class C
2.50%, 5/15/24	$100	$98
Ford Credit Auto Owner Trust, Series 2018-A, Class A3
3.03%, 11/15/22	100	100
GM Financial Automobile Leasing Trust, Series 2018-1, Class A3
2.61%, 1/20/21	150	149
GM Financial Automobile Leasing Trust, Series 2018-1, Class C
3.11%, 12/20/21	50	50
GM Financial Automobile Leasing Trust, Series 2018-3, Class A3
3.18%, 6/21/21	100	100
GM Financial Automobile Leasing Trust, Series 2018-3, Class C
3.70%, 7/20/22	100	101
GM Financial Consumer Automobile
Receivables Trust, Series 2018-1, Class A3
2.32%, 7/18/22	100	99
Honda Auto Receivables Owner Trust, Series 2017-3, Class A4
1.98%, 11/20/23	100	98
Honda Auto Receivables Owner Trust, Series 2017-4, Class A3
2.05%, 11/22/21	150	149
Honda Auto Receivables Owner Trust, Series 2018-2, Class A3
3.01%, 5/18/22	100	100
Honda Auto Receivables Owner Trust, Series 2018-4, Class A4
3.30%, 7/15/25	100	101
Hyundai Auto Receivables Trust, Series 2017-B, Class A3
1.77%, 1/18/22	100	99
Hyundai Auto Receivables Trust, Series 2017-B, Class A4
1.96%, 2/15/23	100	98
Hyundai Auto Receivables Trust, Series 2018-B, Class A3
3.20%, 12/15/22	150	151
Mercedes-Benz Auto Lease Trust, Series 2018-A, Class A3
2.41%, 2/16/21	150	149
Mercedes-Benz Auto Lease Trust, Series 2018-B, Class A3
3.21%, 9/15/21	100	100
Nissan Auto Lease Trust, Series 2018-A, Class A3
3.25%, 9/15/21	100	100
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A4
1.54%, 10/17/22	150	147
Nissan Auto Receivables Owner Trust, Series 2017-B, Class A3
1.75%, 10/15/21	100	99
Nissan Auto Receivables Owner Trust, Series 2017-B, Class A4
1.95%, 10/16/23	100	98
Nissan Auto Receivables Owner Trust, Series 2017-C, Class A3
2.12%, 4/18/22	100	99
Nissan Auto Receivables Owner Trust, Series 2018-C, Class A3
3.22%, 6/15/23	200	201
Santander Drive Auto Receivables Trust, Series 2016-3, Class D
2.80%, 8/15/22	100	99
Santander Drive Auto Receivables Trust, Series 2018-2, Class B
3.03%, 9/15/22	100	100
Santander Drive Auto Receivables Trust, Series 2018-2, Class C
3.35%, 7/17/23	100	100
Santander Drive Auto Receivables Trust, Series 2018-3, Class D
4.07%, 8/15/24	50	51
Santander Drive Auto Receivables Trust, Series 2018-5, Class B
3.52%, 12/15/22	100	100
Toyota Auto Receivables Owner Trust, Series 2017-D, Class A3
1.93%, 1/18/22	150	148
Toyota Auto Receivables Owner Trust, Series 2017-D, Class A4
2.12%, 2/15/23	100	98
Toyota Auto Receivables Owner Trust, Series 2018-A, Class A3
2.35%, 5/16/22	100	99

FIXED INCOME INDEX FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Automobile - 0.2% continued
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A3
2.96%, 9/15/22	$100	$100
Toyota Auto Receivables Owner Trust, Series 2018-D, Class A3
3.18%, 3/15/23	200	202
Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A3
3.02%, 11/21/22	100	100
World Omni Auto Receivables Trust, Series 2016-A, Class A4
1.95%, 5/16/22	250	247
World Omni Auto Receivables Trust, Series 2018-B, Class A3
2.87%, 7/17/23	100	100
World Omni Auto Receivables Trust, Series 2018-D, Class A3
3.33%, 4/15/24	100	101
World Omni Automobile Lease Securitization Trust, Series 2018-B, Class A3
3.19%, 12/15/21	100	101

		6,485

Commercial Mortgage-Backed Securities - 1.2%
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4
3.17%, 7/15/49	300	293
BANK, Series 2017-BNK7, Class A5
3.44%, 9/15/60	250	245
BANK, Series 2017-BNK9, Class A4
3.54%, 11/15/54	250	248
BANK, Series 2018-BN10, Class A5
3.69%, 2/15/61	100	99
BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61	200	204
BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	300	311
BANK, Series 2018-BN13, Class A5
4.22%, 8/15/61	100	104
BANK, Series 2018-BN14, Class A2
4.13%, 9/15/60	100	104
BANK, Series 2018-BN14, Class A4
4.23%, 9/15/60	200	207
BANK, Series 2018-BN15, Class A4
4.41%, 11/15/61	300	317
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	150	157
BENCHMARK Mortgage Trust, Series 2018-B1, Class A2
3.57%, 1/15/51	250	252
BENCHMARK Mortgage Trust, Series 2018-B2, Class A2
3.66%, 2/15/51	200	203
BENCHMARK Mortgage Trust, Series 2018-B2, Class A5
3.88%, 2/15/51	150	153
BENCHMARK Mortgage Trust, Series 2018-B3, Class A2
3.85%, 4/10/51	500	510
BENCHMARK Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	100	103
BENCHMARK Mortgage Trust, Series 2018-B4, Class A2
3.98%, 7/15/51	100	103
BENCHMARK Mortgage Trust, Series 2018-B5, Class A2
4.08%, 7/15/51	100	103
BENCHMARK Mortgage Trust, Series 2018-B5, Class A4
4.21%, 7/15/51	400	415
BENCHMARK Mortgage Trust, Series 2018-B6, Class A2
4.20%, 10/10/51	400	416
BENCHMARK Mortgage Trust, Series 2018-B7, Class A2
4.38%, 11/15/51	300	314
BENCHMARK Mortgage Trust, Series 2018-B7, Class A4
4.51%, 11/15/51	300	319
BENCHMARK Mortgage Trust, Series 2018-B8, Class A5
4.23%, 1/15/52	100	104
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A2
3.31%, 11/15/50	250	252

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities - 1.2% continued
CD Mortgage Trust, Series 2017-CD4, Class A4
3.51%, 5/10/50	$250	$248
CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 8/15/50	250	246
CD Mortgage Trust, Series 2017-CD6, Class A5
3.46%, 11/13/50	200	197
CD Mortgage Trust, Series 2018-CD7, Class A4
4.28%, 8/15/51	200	209
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3
3.87%, 1/10/48	300	304
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4
3.28%, 5/10/58	250	244
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	250	245
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4
3.02%, 9/10/45	400	398
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4
4.37%, 9/10/46	350	366
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS
4.65%, 9/10/46	100	105
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4
3.64%, 10/10/47	100	101
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 2/10/48	200	197
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5
3.72%, 9/15/48	200	203
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 5/10/49	250	245
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4
3.15%, 11/15/49	150	146
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5
3.62%, 2/10/49	300	301
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4
3.31%, 4/10/49	250	247
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4
3.33%, 4/15/49	250	246
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	250	247
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	100	102
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	200	209
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4
4.41%, 11/10/51	200	212
Commercial Mortage Trust, Series 2018-COR3, Class A3
4.23%, 5/10/51	200	206
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A3
3.96%, 2/10/47	420	432
Commercial Mortgage Trust, Series 2012-CR2, Class A4
3.15%, 8/15/45	335	334
Commercial Mortgage Trust, Series 2012-CR3, Class A3
2.82%, 10/15/45	240	236
Commercial Mortgage Trust, Series 2012-CR4, Class A3
2.85%, 10/15/45	150	147
Commercial Mortgage Trust, Series 2012-CR5, Class A4
2.77%, 12/10/45	100	98
Commercial Mortgage Trust, Series 2013-CR10, Class A4
4.21%, 8/10/46	100	104
Commercial Mortgage Trust, Series 2013-CR12, Class A4
4.05%, 10/10/46	300	310

FIXED INCOME INDEX FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities - 1.2% continued
Commercial Mortgage Trust, Series 2013-CR9, Class A4
4.23%, 7/10/45(1) (2)	$200	$209
Commercial Mortgage Trust, Series 2013-LC6, Class A4
2.94%, 1/10/46	150	148
Commercial Mortgage Trust, Series 2014-CR19, Class A5
3.80%, 8/10/47	300	306
Commercial Mortgage Trust, Series 2014-UBS5, Class A4
3.84%, 9/10/47	500	511
Commercial Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	250	253
Commercial Mortgage Trust, Series 2015-CR24, Class A5
3.70%, 8/10/48	500	506
Commercial Mortgage Trust, Series 2015-DC1, Class A5
3.35%, 2/10/48	200	198
Commercial Mortgage Trust, Series 2015-LC19, Class A4
3.18%, 2/10/48	500	493
Commercial Mortgage Trust, Series 2015-PC1, Class A5
3.90%, 7/10/50	200	204
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4
3.51%, 4/15/50	225	226
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.72%, 8/15/48	500	505
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5
3.09%, 1/15/49	100	97
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5
3.50%, 11/15/49	200	197
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4
4.42%, 11/15/51	300	315
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 4/15/51	100	102
DBJPM Mortgage Trust, Series 2017-C6, Class A5
3.33%, 6/10/50	250	244
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5
2.94%, 2/10/46	100	99
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4
3.38%, 5/10/50	200	199
GS Mortgage Securities Trust, Series 2012-GC6, Class A3
3.48%, 1/10/45	199	201
GS Mortgage Securities Trust, Series 2012-GCJ9, Class A3
2.77%, 11/10/45	175	172
GS Mortgage Securities Trust, Series 2013-GC12, Class A4
3.14%, 6/10/46	100	100
GS Mortgage Securities Trust, Series 2013-GC13, Class A5
4.05%, 7/10/46(1) (2)	200	207
GS Mortgage Securities Trust, Series 2013-GC14, Class A5
4.24%, 8/10/46	150	156
GS Mortgage Securities Trust, Series 2014-GC18, Class A4
4.07%, 1/10/47	500	515
GS Mortgage Securities Trust, Series 2014-GC20, Class A5
4.00%, 4/10/47	100	103
GS Mortgage Securities Trust, Series 2014-GC24, Class A5
3.93%, 9/10/47	300	307
GS Mortgage Securities Trust, Series 2014-GC26, Class A5
3.63%, 11/10/47	250	254
GS Mortgage Securities Trust, Series 2016-GS2, Class A2
2.64%, 5/10/49	500	494
GS Mortgage Securities Trust, Series 2016-GS2, Class A4
3.05%, 5/10/49	100	97
GS Mortgage Securities Trust, Series 2016-GS3, Class A4
2.85%, 10/10/49	200	190

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities - 1.2% continued
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	$250	$244
GS Mortgage Securities Trust, Series 2017-GS8, Class A4
3.47%, 11/10/50	200	198
GS Mortgage Securities Trust, Series 2018-GS9, Class A4
3.99%, 3/10/51	150	152
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3
3.51%, 5/15/45	169	170
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4
3.48%, 6/15/45	250	251
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5
3.14%, 12/15/47	150	149
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS
3.37%, 12/15/47	50	49
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4
3.99%, 1/15/46	100	102
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4
4.00%, 4/15/47	500	513
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5
3.80%, 7/15/47	500	509
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C22, Class A4
3.80%, 9/15/47	500	508
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A5
3.64%, 11/15/47	200	202
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A5
3.67%, 11/15/47	150	152
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class A5
3.82%, 7/15/48	200	204
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C2, Class A4
3.14%, 6/15/49	100	97
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3
3.14%, 12/15/49	150	145
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5
2.87%, 8/15/49	200	190
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS
3.14%, 8/15/49	100	94
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5
3.69%, 3/15/50	300	301
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C7, Class A5
3.41%, 10/15/50	200	196
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5
3.45%, 9/15/50	100	99
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-C8, Class A2
4.03%, 6/15/51	500	514
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4
4.14%, 8/15/46(1) (2)	200	208

FIXED INCOME INDEX FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities - 1.2% continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4
2.92%, 2/15/46	$175	$173
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 5/15/46	200	198
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5
4.06%, 2/15/47	200	206
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5
3.74%, 8/15/47	400	406
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5
3.53%, 10/15/48	100	100
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4
3.33%, 5/15/49	250	246
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5
2.86%, 9/15/49	250	237
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4
3.24%, 3/15/45	150	150
Morgan Stanley Capital I Trust, Series 2018-H3, Class A5
4.18%, 7/15/51	150	152
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	100	104
Morgan Stanley Capital I Trust, Series 2018-L1, Class A4
4.41%, 10/15/51	200	210
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	200	197
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3
3.40%, 5/10/45	389	391
UBS Commercial Mortgage Trust, Series 2017-C1,Class A4
3.46%, 6/15/50	250	246
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4
3.49%, 8/15/50	250	246
UBS Commercial Mortgage Trust, Series 2017-C3, Class A4
3.43%, 8/15/50	175	172
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5
3.58%, 12/15/50	100	99
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	150	150
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	200	209
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
4.24%, 6/15/51	150	156
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4
4.33%, 10/15/51	200	209
UBS Commercial Mortgage Trust, Series 2018-C14, Class A4
4.45%, 12/15/51	100	106
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	150	153
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4
4.12%, 3/15/51	100	103
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4
3.09%, 8/10/49	125	125
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5
2.85%, 12/10/45	100	99
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4
3.18%, 3/10/46	100	100
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4
3.24%, 4/10/46	250	251

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities - 1.2% continued
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3
2.92%, 10/15/45	$149	$147
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4
4.22%, 7/15/46	100	104
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 2/15/48	100	98
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4
3.66%, 9/15/58	250	252
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5
3.18%, 4/15/50	200	197
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5
3.77%, 7/15/58	300	304
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4
3.72%, 12/15/48	300	303
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4
3.56%, 1/15/59	200	200
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4
3.43%, 3/15/59	250	247
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	100	96
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4
3.07%, 11/15/59	250	241
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4
2.94%, 10/15/49	200	191
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4
2.92%, 11/15/49	150	143
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 9/15/50	250	244
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4
3.58%, 10/15/50	100	100
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	100	99
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4
4.01%, 3/15/51	150	153
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class A5
4.21%, 5/15/51	155	160
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5
4.30%, 1/15/52	100	104
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%, 11/15/44	150	152
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4
3.44%, 4/15/45	175	176
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2
3.43%, 6/15/45	250	251
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A4
3.20%, 3/15/48	600	598
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class AS
3.56%, 3/15/48	50	50
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class ASB
2.84%, 3/15/48	391	389
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class A4
3.00%, 5/15/45	500	494
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5
3.34%, 6/15/46	150	150
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A5
4.42%, 9/15/46	250	262
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5
3.75%, 9/15/57	500	508
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5
3.63%, 11/15/47	250	252

FIXED INCOME INDEX FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Commercial Mortgage-Backed Securities - 1.2% continued
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5
4.05%, 3/15/47	$100	$103

		37,238

Credit Card - 0.3%
American Express Credit Account Master Trust, Series 2017-3, Class A
1.77%, 11/15/22	250	246
American Express Credit Account Master Trust, Series 2017-6, Class A
2.04%, 5/15/23	250	246
American Express Credit Account Master Trust, Series 2017-7, Class A
2.35%, 5/15/25	100	98
American Express Credit Account Master Trust, Series 2018-1, Class A
2.67%, 10/17/22	150	149
American Express Credit Account Master Trust, Series 2018-2, Class A
3.01%, 10/15/25	150	151
American Express Credit Account Master Trust, Series 2018-4, Class A
2.99%, 12/15/23	250	251
American Express Credit Account Master Trust, Series 2018-6, Class A
3.06%, 2/15/24	200	201
BA Credit Card Trust, Series 2017-A1, Class A1
1.95%, 8/15/22	300	296
BA Credit Card Trust, Series 2017-A2, Class A2
1.84%, 1/17/23	165	162
BA Credit Card Trust, Series 2018-A1, Class A1
2.70%, 7/17/23	250	249
BA Credit Card Trust, Series 2018-A2, Class A2
3.00%, 9/15/23	150	150
Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2
2.08%, 3/15/23	200	198
Capital One Multi-Asset Execution Trust, Series 2015-A8, Class A8
2.05%, 8/15/23	200	197
Capital One Multi-Asset Execution Trust, Series 2016-A5, Class A5
1.66%, 6/17/24	100	97
Capital One Multi-Asset Execution Trust, Series 2017-A3, Class A3
2.43%, 1/15/25	200	198
Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4
1.99%, 7/17/23	300	295
Capital One Multi-Asset Execution Trust, Series 2017-A6, Class A6
2.29%, 7/15/25	200	195
Capital One Multi-Asset Execution Trust, Series 2018-A1, Class A1
3.01%, 2/15/24	200	201
Chase Issuance Trust, Series 2012-A7, Class A7
2.16%, 9/15/24	200	194
Chase Issuance Trust, Series 2014-A2, Class A2
2.77%, 3/15/23	150	150
Chase Issuance Trust, Series 2015-A4, Class A4
1.84%, 4/15/22	300	296
Chase Issuance Trust, Series 2016-A4, Class A4
1.49%, 7/15/22	150	147
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	150	192
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1
2.88%, 1/23/23	300	300
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5
2.68%, 6/7/23	150	149
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2
2.19%, 11/20/23	100	98
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3
1.92%, 4/7/22	500	494
Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8
1.86%, 8/8/22	150	148

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.8% continued
Credit Card - 0.3% continued
Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1
2.49%, 1/20/23	$325	$322
Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3
3.29%, 5/23/25	100	101
Citibank Credit Card Issuance Trust, Series 2018-A6, Class A6
3.21%, 12/7/24	150	152
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	200	210
Discover Card Execution Note Trust, Series 2015-A2, Class A
1.90%, 10/17/22	100	99
Discover Card Execution Note Trust, Series 2015-A4, Class A4
2.19%, 4/17/23	200	198
Discover Card Execution Note Trust, Series 2017-A2, Class A2
2.39%, 7/15/24	150	148
Discover Card Execution Note Trust, Series 2017-A6, Class A6
1.88%, 2/15/23	275	271
Discover Card Execution Note Trust, Series 2018-A1, Class A1
3.03%, 8/15/25	200	200
Discover Card Execution Note Trust, Series 2018-A4, Class A4
3.11%, 1/16/24	200	201
Synchrony Card Issuance Trust, Series 2018-A1, Class A
3.38%, 9/15/24	200	202
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A
2.37%, 3/15/23	150	149
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A
2.21%, 5/15/24	100	98
Synchrony Credit Card Master Note Trust, Series 2017-2, Class A
2.62%, 10/15/25	100	99
Synchrony Credit Card Master Note Trust, Series 2018-1, Class A
2.97%, 3/15/24	100	100
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A
3.47%, 5/15/26	100	101
World Financial Network Credit Card Master Trust, Series 2015-B, Class A
2.55%, 6/17/24	100	99
World Financial Network Credit Card Master Trust, Series 2016-A, Class A
2.03%, 4/15/25	100	97
World Financial Network Credit Card Master Trust, Series 2017-C, Class A
2.31%, 8/15/24	100	99
World Financial Network Credit Card Master Trust, Series 2018-A, Class A
3.07%, 12/16/24	100	100

		8,794

Other - 0.0%
AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3
2.84%, 3/1/26	100	100
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3
4.24%, 8/15/23	92	94
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3
3.03%, 10/15/25	150	149
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3
4.38%, 11/1/23	93	95
PSNH Funding LLC 3, Series 2018-1, Class A3
3.81%, 2/1/35	100	103

		541

Total Asset-Backed Securities (Cost $54,773)		54,154

CORPORATE BONDS - 21.8%
Advertising & Marketing - 0.0%
Interpublic Group of (The) Cos., Inc.,
4.20%, 4/15/24	150	150

FIXED INCOME INDEX FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Advertising & Marketing - 0.0% continued
Omnicom Group, Inc./Omnicom Capital, Inc.,
3.63%, 5/1/22	$156	$154
3.60%, 4/15/26	340	325

		629

Aerospace & Defense - 0.6%
Boeing (The) Co.,
7.95%, 8/15/24	250	309
2.85%, 10/30/24	110	107
2.25%, 6/15/26	250	230
6.13%, 2/15/33	135	171
3.30%, 3/1/35	55	50
6.63%, 2/15/38	100	133
5.88%, 2/15/40	75	93
3.50%, 3/1/45	500	456
General Dynamics Corp.,
3.00%, 5/11/21	2,000	2,002
3.88%, 7/15/21	250	255
2.25%, 11/15/22	500	488
2.13%, 8/15/26	350	317
3.60%, 11/15/42	155	146
L3 Technologies, Inc.,
4.95%, 2/15/21	40	41
Lockheed Martin Corp.,
2.50%, 11/23/20	355	351
3.55%, 1/15/26	1,100	1,091
3.60%, 3/1/35	135	126
4.07%, 12/15/42	868	828
4.09%, 9/15/52	250	233
Northrop Grumman Corp.,
3.25%, 8/1/23	1,000	984
3.25%, 1/15/28	1,000	933
5.05%, 11/15/40	250	264
4.75%, 6/1/43	250	253
4.03%, 10/15/47	60	55
Precision Castparts Corp.,
2.50%, 1/15/23	500	486
3.90%, 1/15/43	100	94
4.38%, 6/15/45	350	354
Raytheon Co.,
4.40%, 2/15/20	510	518
2.50%, 12/15/22	1,150	1,121
4.70%, 12/15/41	100	109
Rockwell Collins, Inc.,
3.50%, 3/15/27	1,500	1,408
United Technologies Corp.,
4.13%, 11/16/28	250	248
7.50%, 9/15/29	100	126
6.05%, 6/1/36	600	683
6.13%, 7/15/38	175	200
5.70%, 4/15/40	500	549
4.50%, 6/1/42	450	425
3.75%, 11/1/46	750	633

		16,870

Airlines - 0.0%
Southwest Airlines Co. Pass Through Trust, Series 2007-1,
6.15%, 8/1/22	255	268

Apparel & Textile Products - 0.0%
Cintas Corp. No. 2,
2.90%, 4/1/22	85	84
NIKE, Inc.,
2.38%, 11/1/26	250	229
3.63%, 5/1/43	75	69
3.38%, 11/1/46	500	446
VF Corp.,
3.50%, 9/1/21	150	151
6.45%, 11/1/37	30	37

		1,016

Auto Parts Manufacturing - 0.0%
Aptiv Corp.,
4.15%, 3/15/24	300	300
BorgWarner, Inc.,
4.38%, 3/15/45	170	156

		456

Automobiles Manufacturing - 0.6%
American Honda Finance Corp.,
2.15%, 3/13/20	800	792
2.65%, 2/12/21	250	247
1.65%, 7/12/21	400	385
1.70%, 9/9/21	500	481
2.60%, 11/16/22	125	122
3.63%, 10/10/23	500	504
Daimler Finance North America LLC,
8.50%, 1/18/31	175	239

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Automobiles Manufacturing - 0.6% continued
Ford Motor Co.,
7.45%, 7/16/31	$350	$361
4.75%, 1/15/43	500	386
Ford Motor Credit Co. LLC,
2.46%, 3/27/20	260	254
3.16%, 8/4/20	860	843
3.34%, 3/18/21	500	485
5.88%, 8/2/21	500	513
3.22%, 1/9/22	200	188
4.25%, 9/20/22	1,300	1,246
3.81%, 1/9/24	1,200	1,107
4.69%, 6/9/25	1,170	1,085
General Motors Co.,
5.00%, 4/1/35	500	425
6.25%, 10/2/43	550	516
6.75%, 4/1/46	145	140
General Motors Financial Co., Inc.,
3.20%, 7/13/20	395	390
4.20%, 3/1/21	1,315	1,314
3.20%, 7/6/21	485	474
4.38%, 9/25/21	1,400	1,403
3.45%, 4/10/22	50	48
3.70%, 5/9/23	1,050	999
4.00%, 10/6/26	750	673
4.35%, 1/17/27	165	152
Harley-Davidson, Inc.,
4.63%, 7/28/45	670	632
Toyota Motor Credit Corp.,
4.50%, 6/17/20	300	306
1.90%, 4/8/21	300	294
2.70%, 1/11/23	625	607
2.25%, 10/18/23	545	516

		18,127

Banks - 1.3%
Bank of America N.A.,
6.00%, 10/15/36	250	289
Bank One Corp.,
7.75%, 7/15/25	54	64
8.00%, 4/29/27	1,250	1,532
BB&T Corp.,
2.45%, 1/15/20	450	447
2.63%, 6/29/20	1,000	991
2.75%, 4/1/22	150	148
2.85%, 10/26/24	1,000	961
Branch Banking & Trust Co.,
2.85%, 4/1/21	650	645
3.63%, 9/16/25	250	245
3.80%, 10/30/26	250	248
Capital One N.A.,
2.35%, 1/31/20	500	494
Citibank N.A.,
3.40%, 7/23/21	250	250
Citizens Bank N.A.,
2.55%, 5/13/21	250	245
Comerica Bank,
2.50%, 6/2/20	500	494
Discover Bank,
3.20%, 8/9/21	250	247
3.35%, 2/6/23	500	487
Fifth Third Bancorp,
2.88%, 7/27/20	500	497
3.50%, 3/15/22	200	200
4.30%, 1/16/24	1,220	1,234
8.25%, 3/1/38	275	365
Fifth Third Bank,
2.25%, 6/14/21	200	195
2.88%, 10/1/21	250	247
HSBC Bank USA N.A.,
4.88%, 8/24/20	300	307
7.00%, 1/15/39	350	439
HSBC USA, Inc.,
2.35%, 3/5/20	700	693
2.75%, 8/7/20	750	742
3.50%, 6/23/24	1,000	984
Huntington Bancshares, Inc.,
3.15%, 3/14/21	500	498
Huntington National Bank (The),
3.55%, 10/6/23	1,000	997
KeyBank N.A.,
2.25%, 3/16/20	1,000	989
3.30%, 6/1/25	250	244
KeyCorp,
2.90%, 9/15/20	1,000	992
5.10%, 3/24/21	25	26
M&T Bank Corp.,
3.55%, 7/26/23	100	100

FIXED INCOME INDEX FUNDS     12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Banks - 1.3% continued
MUFG Americas Holdings Corp.,
3.50%, 6/18/22	$150	$150
PNC Bank N.A.,
2.30%, 6/1/20	500	493
2.63%, 2/17/22	750	733
2.70%, 11/1/22	750	729
2.95%, 1/30/23	500	487
3.80%, 7/25/23	1,000	1,004
PNC Financial Services Group (The), Inc.,
4.38%, 8/11/20	500	509
3.30%, 3/8/22	150	150
2.85%, 11/9/22	100	98
3.15%, 5/19/27	1,000	954
Regions Financial Corp.,
2.75%, 8/14/22	250	241
Santander Holdings USA, Inc.,
4.45%, 12/3/21	300	305
SunTrust Bank,
2.25%, 1/31/20	40	40
3.00%, 2/2/23	1,361	1,334
2.75%, 5/1/23	350	338
Synchrony Bank,
3.00%, 6/15/22	250	234
US Bancorp,
4.13%, 5/24/21	200	205
3.00%, 3/15/22	115	114
2.95%, 7/15/22	1,700	1,677
3.60%, 9/11/24	350	348
2.38%, 7/22/26	1,000	912
US Bank N.A.,
2.80%, 1/27/25	250	240
Wells Fargo & Co.,
2.60%, 7/22/20	675	668
3.00%, 1/22/21	100	100
4.60%, 4/1/21	500	512
2.10%, 7/26/21	250	242
3.50%, 3/8/22	1,500	1,495
3.45%, 2/13/23	125	122
4.13%, 8/15/23	200	201
3.30%, 9/9/24	1,095	1,059
3.00%, 2/19/25	655	617
3.00%, 4/22/26	1,365	1,272
4.30%, 7/22/27	110	108
(Variable, ICE LIBOR USD 3M + 1.31%), 3.58%, 5/22/28(3)	585	562
5.38%, 2/7/35	425	467
4.65%, 11/4/44	375	353
3.90%, 5/1/45	950	872
4.40%, 6/14/46	850	780
Wells Fargo Bank N.A.,
5.85%, 2/1/37	250	282
6.60%, 1/15/38	300	371
Wells Fargo Capital X,
5.95%, 12/15/36	100	103

		39,017

Biotechnology - 0.4%
Amgen, Inc.,
4.50%, 3/15/20	425	432
4.10%, 6/15/21	165	168
1.85%, 8/19/21	150	145
3.88%, 11/15/21	250	253
3.20%, 11/2/27	250	234
6.38%, 6/1/37	100	118
6.40%, 2/1/39	100	119
5.75%, 3/15/40	935	1,065
5.15%, 11/15/41	250	258
5.65%, 6/15/42	100	112
4.40%, 5/1/45	250	234
Baxalta, Inc.,
2.88%, 6/23/20	111	110
4.00%, 6/23/25	225	220
5.25%, 6/23/45	187	190
Biogen, Inc.,
2.90%, 9/15/20	200	199
4.05%, 9/15/25	95	95
5.20%, 9/15/45	100	103
Celgene Corp.,
3.63%, 5/15/24	1,000	975
3.88%, 8/15/25	765	736
3.90%, 2/20/28	500	469
5.25%, 8/15/43	85	82
5.00%, 8/15/45	1,200	1,110
4.35%, 11/15/47	1,500	1,263
Gilead Sciences, Inc.,
2.35%, 2/1/20	85	84
2.55%, 9/1/20	240	238

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Biotechnology - 0.4% continued
4.50%, 4/1/21	$200	$206
3.25%, 9/1/22	145	145
3.50%, 2/1/25	500	493
3.65%, 3/1/26	500	490
4.60%, 9/1/35	1,000	1,010
5.65%, 12/1/41	330	365
4.50%, 2/1/45	250	240
4.75%, 3/1/46	1,015	1,007

		12,968

Cable & Satellite - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	1,365	1,357
3.75%, 2/15/28	1,790	1,619
4.20%, 3/15/28	305	287
Comcast Corp.,
3.38%, 2/15/25	145	142
3.15%, 3/1/26	1,355	1,296
3.30%, 2/1/27	540	515
4.15%, 10/15/28	3,145	3,194
7.05%, 3/15/33	140	174
5.65%, 6/15/35	1,005	1,102
6.40%, 5/15/38	143	168
4.00%, 11/1/49	30	27
4.05%, 11/1/52	1,504	1,350
4.95%, 10/15/58	590	600
TCI Communications, Inc.,
7.88%, 2/15/26	755	917
Time Warner Cable LLC,
6.55%, 5/1/37	68	70
7.30%, 7/1/38	705	764
6.75%, 6/15/39	130	132
5.50%, 9/1/41	75	68
Time Warner Entertainment Co. L.P.,
8.38%, 7/15/33	260	317

		14,099

Chemicals - 0.4%
3M Co.,
3.25%, 2/14/24	456	459
Air Products & Chemicals, Inc.,
3.00%, 11/3/21	300	299
2.75%, 2/3/23	250	246
Airgas, Inc.,
2.90%, 11/15/22	150	147
3.65%, 7/15/24	70	71
Dow Chemical (The) Co.,
4.25%, 11/15/20	155	158
4.13%, 11/15/21	200	204
3.00%, 11/15/22	100	97
7.38%, 11/1/29	100	122
4.25%, 10/1/34	150	137
9.40%, 5/15/39	300	434
5.25%, 11/15/41	400	399
4.38%, 11/15/42	500	439
DowDuPont, Inc.,
4.21%, 11/15/23	600	613
5.32%, 11/15/38	208	214
Eastman Chemical Co.,
2.70%, 1/15/20	37	37
4.80%, 9/1/42	200	184
4.65%, 10/15/44	100	89
International Flavors & Fragrances, Inc.,
3.40%, 9/25/20	67	67
5.00%, 9/26/48	67	67
Lubrizol (The) Corp.,
6.50%, 10/1/34	50	63
Mosaic (The) Co.,
3.75%, 11/15/21	1,000	1,005
3.25%, 11/15/22	36	35
5.45%, 11/15/33	250	257
4.88%, 11/15/41	100	91
PPG Industries, Inc.,
3.60%, 11/15/20	250	252
3.20%, 3/15/23	500	495
Praxair, Inc.,
4.05%, 3/15/21	100	102
2.45%, 2/15/22	422	414
2.20%, 8/15/22	150	145
2.70%, 2/21/23	250	245
3.55%, 11/7/42	1,125	1,012
RPM International, Inc.,
3.45%, 11/15/22	1,000	991
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	1,000	932
4.55%, 8/1/45	30	27

FIXED INCOME INDEX FUNDS     14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Chemicals - 0.4% continued
Westlake Chemical Corp.,
3.60%, 7/15/22	$65	$64
3.60%, 8/15/26	950	871

		11,484

Commercial Finance - 0.1%
Air Lease Corp.,
3.50%, 1/15/22	214	211
2.75%, 1/15/23	125	118
3.00%, 9/15/23	245	230
4.25%, 9/15/24	485	474
3.25%, 3/1/25	400	367
GATX Corp.,
3.50%, 3/15/28	500	459
5.20%, 3/15/44	35	36
International Lease Finance Corp.,
8.25%, 12/15/20	1,000	1,076
5.88%, 8/15/22	250	262

		3,233

Communications Equipment - 0.5%
Apple, Inc.,
1.55%, 8/4/21	210	204
2.10%, 9/12/22	2,000	1,933
2.40%, 5/3/23	5	5
3.00%, 2/9/24	620	612
3.45%, 5/6/24	1,590	1,598
2.85%, 5/11/24	235	229
2.75%, 1/13/25	1,265	1,220
2.50%, 2/9/25	55	52
3.25%, 2/23/26	1,705	1,664
3.35%, 2/9/27	370	360
3.00%, 6/20/27	540	515
2.90%, 9/12/27	1,625	1,527
3.00%, 11/13/27	1,000	950
3.85%, 5/4/43	230	218
4.45%, 5/6/44	75	77
3.45%, 2/9/45	55	49
4.38%, 5/13/45	195	198
3.75%, 9/12/47	150	138
3.75%, 11/13/47	25	23
Cisco Systems, Inc.,
4.45%, 1/15/20	160	162
1.85%, 9/20/21	1,190	1,157
2.20%, 9/20/23	750	718
2.95%, 2/28/26	375	358
5.90%, 2/15/39	690	849
Juniper Networks, Inc.,
4.60%, 3/15/21	100	102
5.95%, 3/15/41	100	99

		15,017

Construction Materials Manufacturing - 0.0%
Martin Marietta Materials, Inc.,
3.45%, 6/1/27	500	462
Owens Corning,
4.20%, 12/15/22	190	189
3.40%, 8/15/26	400	365

		1,016

Consumer Finance - 0.5%
American Express Co.,
2.50%, 8/1/22	325	314
2.65%, 12/2/22	632	611
3.70%, 8/3/23	500	501
3.00%, 10/30/24	220	211
3.63%, 12/5/24	1,125	1,100
American Express Credit Corp.,
2.38%, 5/26/20	300	297
2.25%, 5/5/21	1,180	1,155
Capital One Financial Corp.,
4.75%, 7/15/21	131	134
3.20%, 1/30/23	400	389
3.75%, 4/24/24	1,000	975
3.30%, 10/30/24	1,050	993
4.20%, 10/29/25	1,000	962
3.75%, 3/9/27	250	232
Discover Financial Services,
4.10%, 2/9/27	200	187
Fiserv, Inc.,
3.85%, 6/1/25	45	45
Mastercard, Inc.,
2.00%, 11/21/21	130	127
3.80%, 11/21/46	925	893
Synchrony Financial,
4.25%, 8/15/24	1,250	1,150
3.70%, 8/4/26	1,000	848
Visa, Inc.,
2.20%, 12/14/20	500	495
2.80%, 12/14/22	1,500	1,481

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Consumer Finance - 0.5% continued
3.15%, 12/14/25	$1,250	$1,228
4.15%, 12/14/35	1,000	1,034
3.65%, 9/15/47	125	118
Western Union (The) Co.,
6.20%, 6/21/40	120	114

		15,594

Consumer Products - 0.2%
Church & Dwight Co., Inc.,
3.15%, 8/1/27	1,250	1,176
3.95%, 8/1/47	100	91
Clorox (The) Co.,
3.05%, 9/15/22	250	247
Colgate-Palmolive Co.,
2.45%, 11/15/21	1,000	980
2.30%, 5/3/22	165	161
2.25%, 11/15/22	150	146
1.95%, 2/1/23	250	240
2.10%, 5/1/23	250	241
Estee Lauder (The) Cos., Inc.,
2.35%, 8/15/22	50	48
6.00%, 5/15/37	100	123
4.38%, 6/15/45	150	157
4.15%, 3/15/47	70	71
Kimberly-Clark Corp.,
2.15%, 8/15/20	150	148
2.40%, 3/1/22	50	49
6.63%, 8/1/37	350	461
3.70%, 6/1/43	100	94
3.20%, 7/30/46	125	109
Procter & Gamble (The) Co.,
1.85%, 2/2/21	190	187
2.30%, 2/6/22	215	212
3.10%, 8/15/23	250	252
3.50%, 10/25/47	355	333
Unilever Capital Corp.,
2.10%, 7/30/20	670	661
4.25%, 2/10/21	250	257
2.00%, 7/28/26	1,000	901
5.90%, 11/15/32	125	153

		7,498

Consumer Services - 0.0%
Ecolab, Inc.,
2.25%, 1/12/20	100	99
4.35%, 12/8/21	204	210
3.25%, 1/14/23	65	65
2.70%, 11/1/26	70	65
3.25%, 12/1/27	63	61
5.50%, 12/8/41	455	524

		1,024

Containers & Packaging - 0.1%
International Paper Co.,
4.75%, 2/15/22	48	50
3.65%, 6/15/24	250	251
3.00%, 2/15/27	1,000	910
5.00%, 9/15/35	250	245
7.30%, 11/15/39	45	53
6.00%, 11/15/41	250	263
5.15%, 5/15/46	250	235
Packaging Corp. of America,
4.50%, 11/1/23	100	103
3.65%, 9/15/24	250	246
Sonoco Products Co.,
4.38%, 11/1/21	25	25
5.75%, 11/1/40	150	168
WestRock MWV LLC,
7.95%, 2/15/31	100	128
WestRock RKT Co.,
3.50%, 3/1/20	150	150

		2,827

Department Stores - 0.0%
Kohl’s Corp.,
3.25%, 2/1/23	100	98
4.75%, 12/15/23	69	72
Macy’s Retail Holdings, Inc.,
3.88%, 1/15/22	30	30
2.88%, 2/15/23	150	139
4.50%, 12/15/34	12	9
5.13%, 1/15/42	40	32
Nordstrom, Inc.,
4.00%, 10/15/21	150	151
7.00%, 1/15/38	26	28

		559

Design, Manufacturing & Distribution - 0.0%
Arrow Electronics, Inc.,
3.88%, 1/12/28	250	228

FIXED INCOME INDEX FUNDS     16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Diversified Banks - 1.5%
Bank of America Corp.,
2.25%, 4/21/20	$1,000	$989
5.00%, 5/13/21	400	415
5.70%, 1/24/22	1,000	1,060
4.10%, 7/24/23	100	101
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23(3)	1,379	1,340
4.13%, 1/22/24	100	101
(Variable, ICE LIBOR USD 3M + 0.78%), 3.55%, 3/5/24(3)	250	247
4.00%, 4/1/24	165	166
(Variable, ICE LIBOR USD 3M + 0.94%), 3.86%, 7/23/24(3)	1,000	998
4.20%, 8/26/24	655	650
4.00%, 1/22/25	1,595	1,554
3.95%, 4/21/25	1,000	969
(Variable, ICE LIBOR USD 3M + 1.09%), 3.09%, 10/1/25(3)	750	711
(Variable, ICE LIBOR USD 3M + 0.81%), 3.37%, 1/23/26(3)	1,000	956
4.45%, 3/3/26	500	494
3.50%, 4/19/26	300	289
4.25%, 10/22/26	100	97
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28(3)	1,200	1,121
(Variable, ICE LIBOR USD 3M + 1.31%), 4.27%, 7/23/29(3)	1,000	995
6.11%, 1/29/37	150	165
7.75%, 5/14/38	275	356
5.88%, 2/7/42	250	290
5.00%, 1/21/44	1,215	1,257
Citigroup, Inc.,
2.40%, 2/18/20	710	704
2.70%, 3/30/21	575	567
4.50%, 1/14/22	735	751
4.05%, 7/30/22	90	90
3.38%, 3/1/23	150	148
3.50%, 5/15/23	190	187
3.88%, 10/25/23	200	201
4.00%, 8/5/24	2,050	2,025
3.88%, 3/26/25	750	725
5.50%, 9/13/25	350	367
3.70%, 1/12/26	750	721
4.60%, 3/9/26	205	202
3.20%, 10/21/26	2,005	1,851
4.30%, 11/20/26	825	793
(Variable, ICE LIBOR USD 3M + 1.15%), 3.52%,10/27/28(3)	750	700
6.63%, 6/15/32	100	116
6.00%, 10/31/33	350	384
6.13%, 8/25/36	125	135
8.13%, 7/15/39	1,180	1,637
5.88%, 1/30/42	30	34
5.30%, 5/6/44	300	299
4.75%, 5/18/46	1,530	1,414
JPMorgan Chase & Co.,
2.25%, 1/23/20	1,000	990
4.95%, 3/25/20	375	383
2.75%, 6/23/20	200	199
4.40%, 7/22/20	300	305
4.63%, 5/10/21	250	257
2.40%, 6/7/21	500	489
4.35%, 8/15/21	1,865	1,909
3.25%, 9/23/22	210	208
3.63%, 5/13/24	500	497
3.88%, 9/10/24	2,250	2,214
3.90%, 7/15/25	255	253
3.20%, 6/15/26	500	471
3.63%, 12/1/27	1,250	1,163
(Variable, ICE LIBOR USD 3M + 1.34%), 3.78%,2/1/28(3)	500	485
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 1/23/29(3)	1,000	947
6.40%, 5/15/38	1,054	1,282
5.60%, 7/15/41	405	456
5.40%, 1/6/42	100	110
5.63%, 8/16/43	150	165
4.85%, 2/1/44	215	219
4.95%, 6/1/45	1,000	1,014
(Variable, ICE LIBOR USD 3M + 1.58%), 4.26%, 2/22/48(3)	285	265
(Variable, ICE LIBOR USD 3M + 1.46%), 4.03%, 7/24/48(3)	500	448
(Variable, ICE LIBOR USD 3M + 1.22%), 3.90%, 1/23/49(3)	750	658

		44,759

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Educational Services - 0.0%
California Institute of Technology,
4.70%, 11/1/11(4)	$110	$116
Johns Hopkins University,
4.08%, 7/1/53	100	100
Massachusetts Institute of Technology,
5.60%, 7/1/11(4)	190	243
4.68%, 7/1/14(5)	15	16
3.89%, 7/1/16(6)	300	273
Northwestern University,
4.64%, 12/1/44	50	56
University of Pennsylvania,
4.67%, 9/1/12(7)	100	107

		911

Electrical Equipment Manufacturing - 0.2%
ABB Finance USA, Inc.,
4.38%, 5/8/42	250	254
Amphenol Corp.,
3.13%, 9/15/21	100	99
Emerson Electric Co.,
2.63%, 12/1/21	225	222
2.63%, 2/15/23	85	83
General Electric Co.,
4.38%, 9/16/20	115	115
4.63%, 1/7/21	400	401
3.15%, 9/7/22	750	709
2.70%, 10/9/22	580	538
3.10%, 1/9/23	500	467
3.45%, 5/15/24	520	488
6.75%, 3/15/32	150	156
6.15%, 8/7/37	150	146
5.88%, 1/14/38	800	765
6.88%, 1/10/39	300	314
4.50%, 3/11/44	250	204
Honeywell International, Inc.,
4.25%, 3/1/21	416	428
3.35%, 12/1/23	260	263
2.50%, 11/1/26	780	729
3.81%, 11/21/47	125	119
Rockwell Automation, Inc.,
6.25%, 12/1/37	150	184
Roper Technologies, Inc.,
3.00%, 12/15/20	125	124

		6,808

Entertainment Content - 0.2%
CBS Corp.,
3.70%, 8/15/24	825	802
5.50%, 5/15/33	235	247
Viacom, Inc.,
3.88%, 4/1/24	245	240
6.88%, 4/30/36	530	569
5.85%, 9/1/43	60	59
Walt Disney (The) Co.,
2.55%, 2/15/22	295	290
2.45%, 3/4/22	555	543
4.13%, 12/1/41	105	104
3.70%, 12/1/42	130	120
4.13%, 6/1/44	265	262
Warner Media LLC,
4.75%, 3/29/21	5	5
3.60%, 7/15/25	265	251
3.88%, 1/15/26	65	62
3.80%, 2/15/27	980	920
5.38%, 10/15/41	500	482

		4,956

Exploration & Production - 0.4%
Anadarko Petroleum Corp.,
7.95%, 6/15/39	650	764
6.20%, 3/15/40	10	10
4.50%, 7/15/44	500	424
Apache Corp.,
3.25%, 4/15/22	142	139
5.10%, 9/1/40	620	562
5.25%, 2/1/42	260	240
Cimarex Energy Co.,
3.90%, 5/15/27	200	186
CNOOC Finance 2015 USA LLC,
3.75%, 5/2/23	500	500
ConocoPhillips,
5.90%, 10/15/32	85	100
5.90%, 5/15/38	90	106
6.50%, 2/1/39	185	229
ConocoPhillips Co.,
4.95%, 3/15/26	575	615
ConocoPhillips Holding Co.,
6.95%, 4/15/29	870	1,076
Devon Energy Corp.,
3.25%, 5/15/22	105	102

FIXED INCOME INDEX FUNDS     18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Exploration & Production - 0.4% continued
5.85%, 12/15/25	$660	$700
EOG Resources, Inc.,
2.63%, 3/15/23	815	783
EQT Corp.,
4.88%, 11/15/21	95	97
3.00%, 10/1/22	230	218
Hess Corp.,
7.13%, 3/15/33	690	732
Kerr-McGee Corp.,
7.88%, 9/15/31	70	84
Marathon Oil Corp.,
2.80%, 11/1/22	260	244
3.85%, 6/1/25	1,300	1,220
6.80%, 3/15/32	175	192
5.20%, 6/1/45	1,000	924
Occidental Petroleum Corp.,
2.70%, 2/15/23	725	703
3.50%, 6/15/25	810	801
3.40%, 4/15/26	120	117
4.40%, 4/15/46	215	209
4.10%, 2/15/47	65	61
Pioneer Natural Resources Co.,
3.95%, 7/15/22	85	85
7.20%, 1/15/28	100	121

		12,344

Financial Services - 1.5%
Ameriprise Financial, Inc.,
5.30%, 3/15/20	95	97
4.00%, 10/15/23	250	257
3.70%, 10/15/24	500	500
2.88%, 9/15/26	435	405
Bank of New York Mellon (The) Corp.,
2.15%, 2/24/20	855	848
2.05%, 5/3/21	500	488
3.55%, 9/23/21	1,455	1,472
2.20%, 8/16/23	285	271
3.25%, 5/16/27	500	483
BlackRock, Inc.,
4.25%, 5/24/21	280	288
3.50%, 3/18/24	250	253
3.20%, 3/15/27	1,750	1,710
Charles Schwab (The) Corp.,
4.45%, 7/22/20	250	255
2.65%, 1/25/23	175	171
3.00%, 3/10/25	335	324
3.45%, 2/13/26	280	278
3.20%, 3/2/27	500	477
CME Group, Inc.,
3.75%, 6/15/28	300	304
5.30%, 9/15/43	125	146
Goldman Sachs Group (The), Inc.,
5.38%, 3/15/20	1,295	1,324
2.60%, 4/23/20	250	248
2.75%, 9/15/20	75	74
2.63%, 4/25/21	1,025	998
5.25%, 7/27/21	2,540	2,637
5.75%, 1/24/22	360	377
3.63%, 1/22/23	1,500	1,476
4.00%, 3/3/24	55	54
3.75%, 5/22/25	2,505	2,397
(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 9/29/25(3)	500	469
3.75%, 2/25/26	1,540	1,456
5.95%, 1/15/27	80	84
3.85%, 1/26/27	195	183
(Variable, ICE LIBOR USD 3M + 1.30%), 4.22%, 5/1/29(3)	1,000	962
6.75%, 10/1/37	1,615	1,824
(Variable, ICE LIBOR USD 3M + 1.43%), 4.41%, 4/23/39(3)	500	458
6.25%, 2/1/41	300	342
4.80%, 7/8/44	350	333
4.75%, 10/21/45	500	476
Intercontinental Exchange, Inc.,
2.35%, 9/15/22	500	483
Jefferies Group LLC,
5.13%, 1/20/23	315	322
Legg Mason, Inc.,
5.63%, 1/15/44	269	265
Morgan Stanley,
2.65%, 1/27/20	600	595
2.80%, 6/16/20	190	189
5.75%, 1/25/21	1,000	1,043
2.50%, 4/21/21	510	499
5.50%, 7/28/21	2,088	2,188
2.63%, 11/17/21	945	922
4.10%, 5/22/23	1,280	1,282

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Financial Services - 1.5% continued
3.88%, 4/29/24	$1,410	$1,403
3.70%, 10/23/24	310	305
4.00%, 7/23/25	1,215	1,199
3.88%, 1/27/26	190	185
3.13%, 7/27/26	250	231
6.25%, 8/9/26	100	111
3.95%, 4/23/27	490	462
(Variable, ICE LIBOR USD 3M + 1.34%), 3.59%, 7/22/28(3)	1,000	945
6.38%, 7/24/42	300	367
4.30%, 1/27/45	575	538
4.38%, 1/22/47	475	450
Nasdaq, Inc.,
3.85%, 6/30/26	1,060	1,024
National Rural Utilities Cooperative Finance Corp.,
2.00%, 1/27/20	50	50
3.05%, 2/15/22	35	35
2.85%, 1/27/25	1,000	964
8.00%, 3/1/32	50	69
State Street Corp.,
2.55%, 8/18/20	1,000	992
(Variable, ICE LIBOR USD 3M + 0.64%), 2.65%, 5/15/23(3)	1,000	974
3.10%, 5/15/23	225	221
3.70%, 11/20/23	550	556
3.30%, 12/16/24	120	119
2.65%, 5/19/26	450	421
TD Ameritrade Holding Corp.,
2.95%, 4/1/22	80	79
3.63%, 4/1/25	250	248

		44,935

Food & Beverage - 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 2/1/26	780	738
4.70%, 2/1/36	1,000	927
4.90%, 2/1/46	1,910	1,771
Anheuser-Busch InBev Finance, Inc.,
2.65%, 2/1/21	489	481
2.63%, 1/17/23	250	238
3.30%, 2/1/23	1,500	1,459
4.00%, 1/17/43	150	123
4.63%, 2/1/44	250	222
Anheuser-Busch InBev Worldwide, Inc.,
2.50%, 7/15/22	60	57
4.38%, 4/15/38	1,250	1,115
8.20%, 1/15/39	750	964
3.75%, 7/15/42	65	51
4.60%, 4/15/48	500	448
4.44%, 10/6/48	304	263
Archer-Daniels-Midland Co.,
4.48%, 3/1/21	34	35
2.50%, 8/11/26	305	283
4.02%, 4/16/43	56	53
4.50%, 3/15/49	250	256
Brown-Forman Corp.,
3.75%, 1/15/43	50	46
4.50%, 7/15/45	200	210
Campbell Soup Co.,
4.25%, 4/15/21	500	508
2.50%, 8/2/22	205	194
3.65%, 3/15/23	300	293
3.80%, 8/2/42	40	30
Coca-Cola (The) Co.,
2.45%, 11/1/20	500	497
3.15%, 11/15/20	260	262
3.30%, 9/1/21	250	253
2.50%, 4/1/23	355	346
3.20%, 11/1/23	100	100
2.55%, 6/1/26	770	725
Conagra Brands, Inc.,
3.80%, 10/22/21	120	120
3.25%, 9/15/22	55	54
3.20%, 1/25/23	118	115
7.00%, 10/1/28	200	227
5.30%, 11/1/38	1,250	1,181
Constellation Brands, Inc.,
2.65%, 11/7/22	625	598
4.40%, 11/15/25	188	188
3.50%, 5/9/27	500	463
3.60%, 2/15/28	250	230
5.25%, 11/15/48	167	168
General Mills, Inc.,
3.15%, 12/15/21	500	496
2.60%, 10/12/22	140	135

FIXED INCOME INDEX FUNDS     20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Food & Beverage - 1.0% continued
3.65%, 2/15/24	$75	$74
3.20%, 2/10/27	1,000	919
5.40%, 6/15/40	70	70
Hershey (The) Co.,
2.30%, 8/15/26	365	335
Ingredion, Inc.,
3.20%, 10/1/26	250	232
JM Smucker (The) Co.,
3.50%, 3/15/25	500	480
4.38%, 3/15/45	250	218
Kellogg Co.,
4.00%, 12/15/20	500	507
2.75%, 3/1/23	350	339
4.50%, 4/1/46	750	696
Keurig Dr. Pepper, Inc.,
2.00%, 1/15/20	90	89
3.13%, 12/15/23	85	81
2.55%, 9/15/26	95	82
4.42%, 12/15/46	450	397
Kraft Heinz Foods Co.,
2.80%, 7/2/20	370	367
3.50%, 6/6/22	880	871
4.00%, 6/15/23	250	249
3.95%, 7/15/25	140	136
3.00%, 6/1/26	130	116
5.00%, 7/15/35	500	469
5.00%, 6/4/42	205	183
5.20%, 7/15/45	670	612
4.38%, 6/1/46	125	103
McCormick & Co., Inc.,
2.70%, 8/15/22	160	155
Mead Johnson Nutrition Co.,
3.00%, 11/15/20	750	748
5.90%, 11/1/39	451	553
Molson Coors Brewing Co.,
2.10%, 7/15/21	245	236
5.00%, 5/1/42	575	541
PepsiCo, Inc.,
4.50%, 1/15/20	255	260
2.15%, 10/14/20	285	281
3.00%, 8/25/21	770	772
1.70%, 10/6/21	45	44
2.75%, 3/5/22	385	381
2.75%, 4/30/25	500	480
3.50%, 7/17/25	100	101
2.85%, 2/24/26	115	110
2.38%, 10/6/26	245	225
3.00%, 10/15/27	95	92
4.00%, 3/5/42	50	49
3.60%, 8/13/42	50	47
4.25%, 10/22/44	320	323
4.60%, 7/17/45	130	139
Tyson Foods, Inc.,
4.50%, 6/15/22	300	306
4.88%, 8/15/34	100	97

		30,488

Forest & Paper Products Manufacturing - 0.0%
Georgia-Pacific LLC,
8.00%, 1/15/24	500	600
7.75%, 11/15/29	500	669

		1,269

Hardware - 0.2%
Corning, Inc.,
4.25%, 8/15/20	250	255
5.75%, 8/15/40	170	185
Dell International LLC/EMC Corp.,
4.42%, 6/15/21(8)	440	439
5.45%, 6/15/23(8)	1,015	1,033
6.02%, 6/15/26(8)	210	211
8.10%, 7/15/36(8)	500	543
8.35%, 7/15/46(8)	440	476
Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	830	843
4.90%, 10/15/25	1,445	1,456
6.35%, 10/15/45	200	187
HP, Inc.,
4.05%, 9/15/22	25	25
6.00%, 9/15/41	275	273
NetApp, Inc.,
3.30%, 9/29/24	160	152

		6,078

Health Care Facilities & Services - 0.6%
AHS Hospital Corp.,
5.02%, 7/1/45	100	111

NORTHERN FUNDS QUARTERLY REPORT    21    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Health Care Facilities & Services - 0.6% continued
AmerisourceBergen Corp.,
3.25%, 3/1/25	$135	$129
4.25%, 3/1/45	60	51
4.30%, 12/15/47	1,000	856
Cardinal Health, Inc.,
4.63%, 12/15/20	697	713
2.62%, 6/15/22	1,000	963
3.20%, 6/15/22	150	147
3.75%, 9/15/25	250	242
4.60%, 3/15/43	35	30
4.50%, 11/15/44	175	148
4.37%, 6/15/47	500	426
Cigna Corp.,
4.38%, 10/15/28(8)	2,970	2,987
4.90%, 12/15/48(8)	665	651
CVS Health Corp.,
4.13%, 5/15/21	100	101
2.75%, 12/1/22	850	818
3.70%, 3/9/23	455	450
3.38%, 8/12/24	250	242
3.88%, 7/20/25	2,138	2,084
4.30%, 3/25/28	435	425
5.30%, 12/5/43	750	758
5.13%, 7/20/45	330	321
5.05%, 3/25/48	1,555	1,512
Dignity Health,
5.27%, 11/1/64	200	201
Express Scripts Holding Co.,
4.75%, 11/15/21	500	514
4.50%, 2/25/26	1,130	1,145
6.13%, 11/15/41	21	23
4.80%, 7/15/46	250	240
Laboratory Corp. of America Holdings,
2.63%, 2/1/20	1,175	1,167
4.70%, 2/1/45	300	279
McKesson Corp.,
2.70%, 12/15/22	120	116
3.80%, 3/15/24	160	158
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	100
NYU Langone Hospitals,
4.37%, 7/1/47	500	498
Quest Diagnostics, Inc.,
4.75%, 1/30/20	340	346
2.50%, 3/30/20	130	129
3.45%, 6/1/26	115	110
5.75%, 1/30/40	28	29

		19,220

Home & Office Products Manufacturing - 0.1%
Leggett & Platt, Inc.,
3.50%, 11/15/27	818	769
Newell Brands, Inc.,
3.85%, 4/1/23	1,000	985
4.20%, 4/1/26	100	98

		1,852

Home Improvement - 0.0%
Stanley Black & Decker, Inc.,
3.40%, 12/1/21	265	266
2.90%, 11/1/22	65	64
Whirlpool Corp.,
4.85%, 6/15/21	100	103
4.70%, 6/1/22	100	102
3.70%, 3/1/23	100	98
4.50%, 6/1/46	90	75

		708

Homebuilders - 0.0%
D.R. Horton, Inc.,
2.55%, 12/1/20	115	112

Industrial Other - 0.1%
Fluor Corp.,
3.50%, 12/15/24	1,425	1,390

Integrated Oils - 0.3%
BP Capital Markets America, Inc.,
3.22%, 11/28/23	1,585	1,562
3.22%, 4/14/24	160	157
3.12%, 5/4/26	535	503
3.02%, 1/16/27	640	601
Chevron Corp.,
2.42%, 11/17/20	1,000	991
2.50%, 3/3/22	545	534
2.36%, 12/5/22	270	261
2.57%, 5/16/23	170	166
2.90%, 3/3/24	200	195
3.33%, 11/17/25	140	139

FIXED INCOME INDEX FUNDS     22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Integrated Oils - 0.3% continued
2.95%, 5/16/26	$1,325	$1,276
Exxon Mobil Corp.,
1.91%, 3/6/20	150	149
2.73%, 3/1/23	1,025	1,008
3.57%, 3/6/45	590	557
4.11%, 3/1/46	350	355

		8,454

Internet Media - 0.0%
Alphabet, Inc.,
3.63%, 5/19/21	250	255

Leisure Products Manufacturing - 0.0%
Hasbro, Inc.,
3.15%, 5/15/21	35	34
6.35%, 3/15/40	250	260

		294

Life Insurance - 0.3%
Aflac, Inc.,
6.45%, 8/15/40	15	18
Lincoln National Corp.,
4.85%, 6/24/21	100	103
3.63%, 12/12/26	265	257
6.15%, 4/7/36	10	12
6.30%, 10/9/37	100	118
MetLife, Inc.,
4.75%, 2/8/21	420	433
3.05%, 12/15/22	525	517
3.60%, 4/10/24	400	403
3.00%, 3/1/25	190	182
6.38%, 6/15/34	485	588
5.70%, 6/15/35	215	242
6.40%, 12/15/36	150	152
4.05%, 3/1/45	635	592
Primerica, Inc.,
4.75%, 7/15/22	100	103
Principal Financial Group, Inc.,
4.63%, 9/15/42	40	39
Protective Life Corp.,
8.45%, 10/15/39	425	576
Prudential Financial, Inc.,
5.38%, 6/21/20	175	180
4.50%, 11/15/20	270	276
3.50%, 5/15/24	85	86
5.70%, 12/14/36	200	226
(Variable, ICE LIBOR USD 3M + 3.04%), 5.20%, 3/15/44(3)	275	258
3.91%, 12/7/47	344	307
3.94%, 12/7/49	335	300
Reinsurance Group of America, Inc.,
5.00%, 6/1/21	550	571
Torchmark Corp.,
3.80%, 9/15/22	420	423
Voya Financial, Inc.,
4.80%, 6/15/46	1,000	953

		7,915

Machinery Manufacturing - 0.5%
Caterpillar Financial Services Corp.,
3.75%, 11/24/23	1,000	1,017
Caterpillar, Inc.,
3.90%, 5/27/21	500	509
3.40%, 5/15/24	1,000	1,004
5.20%, 5/27/41	450	498
3.80%, 8/15/42	1,002	932
4.30%, 5/15/44	150	152
Deere & Co.,
2.60%, 6/8/22	125	122
5.38%, 10/16/29	250	285
8.10%, 5/15/30	100	136
Dover Corp.,
4.30%, 3/1/21	310	317
Eaton Corp.,
2.75%, 11/2/22	1,500	1,459
3.10%, 9/15/27	250	237
IDEX Corp.,
4.20%, 12/15/21	200	203
Illinois Tool Works, Inc.,
3.38%, 9/15/21	250	252
3.50%, 3/1/24	250	254
3.90%, 9/1/42	1,200	1,181
Ingersoll-Rand Global Holding Co. Ltd.,
4.25%, 6/15/23	1,500	1,537
5.75%, 6/15/43	150	172
John Deere Capital Corp.,
1.70%, 1/15/20	150	148
2.05%, 3/10/20	1,250	1,236
2.45%, 9/11/20	100	99
3.13%, 9/10/21	125	125

NORTHERN FUNDS QUARTERLY REPORT    23    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Machinery Manufacturing - 0.5% continued
3.15%, 10/15/21	$250	$251
2.80%, 1/27/23	150	147
2.80%, 3/6/23	500	489
3.05%, 1/6/28	250	238
Parker-Hannifin Corp.,
3.30%, 11/21/24	1,215	1,200
4.20%, 11/21/34	200	198
4.45%, 11/21/44	500	504

		14,902

Managed Care - 0.3%
Aetna, Inc.,
4.13%, 6/1/21	250	253
2.75%, 11/15/22	400	384
6.63%, 6/15/36	40	47
6.75%, 12/15/37	150	181
4.50%, 5/15/42	100	93
Anthem, Inc.,
3.50%, 8/15/24	545	534
3.35%, 12/1/24	750	731
4.63%, 5/15/42	525	506
Cigna Corp.,
3.25%, 4/15/25	330	314
Humana, Inc.,
3.85%, 10/1/24	85	85
8.15%, 6/15/38	280	379
UnitedHealth Group, Inc.,
4.70%, 2/15/21	300	309
3.35%, 7/15/22	1,255	1,261
2.38%, 10/15/22	40	39
3.75%, 7/15/25	655	663
3.45%, 1/15/27	1,500	1,484
3.88%, 12/15/28	145	147
5.80%, 3/15/36	250	295
6.63%, 11/15/37	640	828
6.88%, 2/15/38	170	222

		8,755

Mass Merchants - 0.3%
Costco Wholesale Corp.,
2.75%, 5/18/24	750	729
Dollar General Corp.,
3.25%, 4/15/23	900	879
Dollar Tree, Inc.,
3.70%, 5/15/23	165	162
Target Corp.,
3.88%, 7/15/20	195	198
2.90%, 1/15/22	515	515
3.63%, 4/15/46	500	438
3.90%, 11/15/47	225	206
Walmart, Inc.,
3.63%, 7/8/20	200	202
2.35%, 12/15/22	500	487
3.30%, 4/22/24	625	627
3.70%, 6/26/28	2,152	2,184
3.95%, 6/28/38	1,000	991
4.00%, 4/11/43	415	413
3.63%, 12/15/47	845	778

		8,809

Medical Equipment & Devices Manufacturing - 0.5%
Abbott Laboratories,
2.95%, 3/15/25	1,000	962
3.75%, 11/30/26	564	557
4.75%, 11/30/36	555	579
4.75%, 4/15/43	650	674
Agilent Technologies, Inc.,
3.20%, 10/1/22	225	222
3.88%, 7/15/23	250	252
Baxter International, Inc.,
1.70%, 8/15/21	60	58
3.50%, 8/15/46	350	289
Becton Dickinson and Co.,
3.25%, 11/12/20	430	427
3.13%, 11/8/21	150	148
3.30%, 3/1/23	130	128
5.00%, 11/12/40	570	558
4.69%, 12/15/44	305	286
Boston Scientific Corp.,
2.85%, 5/15/20	130	129
3.85%, 5/15/25	250	246
7.38%, 1/15/40	100	131
Life Technologies Corp.,
6.00%, 3/1/20	500	514
Medtronic, Inc.,
2.50%, 3/15/20	1,000	995
4.13%, 3/15/21	500	511
3.13%, 3/15/22	150	149
3.50%, 3/15/25	750	747

FIXED INCOME INDEX FUNDS     24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Medical Equipment & Devices Manufacturing - 0.5% continued
4.38%, 3/15/35	$1,275	$1,305
6.50%, 3/15/39	100	127
5.55%, 3/15/40	200	233
4.50%, 3/15/42	100	102
4.63%, 3/15/44	100	104
4.63%, 3/15/45	500	524
Stryker Corp.,
2.63%, 3/15/21	500	493
3.38%, 11/1/25	250	242
4.10%, 4/1/43	50	46
4.38%, 5/15/44	200	191
4.63%, 3/15/46	750	753
Thermo Fisher Scientific, Inc.,
3.60%, 8/15/21	1,250	1,254
3.30%, 2/15/22	320	319
4.15%, 2/1/24	100	101
2.95%, 9/19/26	155	143
Zimmer Biomet Holdings, Inc.,
2.70%, 4/1/20	120	119
3.38%, 11/30/21	250	247
3.15%, 4/1/22	500	489
3.55%, 4/1/25	120	114

		15,468

Metals & Mining - 0.1%
Barrick North America Finance LLC,
5.70%, 5/30/41	500	527
Newmont Mining Corp.,
5.88%, 4/1/35	100	108
4.88%, 3/15/42	150	142
Nucor Corp.,
4.00%, 8/1/23	250	254
6.40%, 12/1/37	150	179
5.20%, 8/1/43	125	133
4.40%, 5/1/48	1,000	966
Southern Copper Corp.,
3.88%, 4/23/25	100	96
7.50%, 7/27/35	300	350
6.75%, 4/16/40	90	99
5.88%, 4/23/45	1,500	1,533

		4,387

Oil & Gas Services & Equipment - 0.1%
Baker Hughes a GE Co. LLC,
3.20%, 8/15/21	1,075	1,063
5.13%, 9/15/40	40	38
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
4.08%, 12/15/47	170	140
Halliburton Co.,
3.50%, 8/1/23	2,040	2,025
4.85%, 11/15/35	25	25
6.70%, 9/15/38	35	41
7.45%, 9/15/39	840	1,044
4.75%, 8/1/43	15	14

		4,390

Pharmaceuticals - 0.6%
AbbVie, Inc.,
2.50%, 5/14/20	440	436
2.30%, 5/14/21	800	781
3.38%, 11/14/21	500	499
2.90%, 11/6/22	1,000	973
3.60%, 5/14/25	225	216
3.20%, 5/14/26	250	232
4.25%, 11/14/28	300	291
4.40%, 11/6/42	415	365
4.70%, 5/14/45	1,340	1,219
Allergan Finance LLC,
3.25%, 10/1/22	1,000	978
Bayer US Finance II LLC,
5.50%, 8/15/25(8)	50	52
4.40%, 7/15/44(8)	250	214
Bristol-Myers Squibb Co.,
2.00%, 8/1/22	600	577
GlaxoSmithKline Capital, Inc.,
3.38%, 5/15/23	1,000	1,004
3.88%, 5/15/28	1,000	1,016
5.38%, 4/15/34	150	172
6.38%, 5/15/38	530	666
4.20%, 3/18/43	20	20
Johnson & Johnson,
1.65%, 3/1/21	185	180
3.55%, 5/15/21	250	253
2.45%, 3/1/26	500	470
4.38%, 12/5/33	250	267
5.95%, 8/15/37	100	125
4.85%, 5/15/41	400	440

NORTHERN FUNDS QUARTERLY REPORT    25    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Pharmaceuticals - 0.6% continued
Merck & Co., Inc.,
2.35%, 2/10/22	$1,000	$981
2.80%, 5/18/23	300	296
2.75%, 2/10/25	500	484
3.60%, 9/15/42	25	24
4.15%, 5/18/43	60	61
Mylan, Inc.,
5.40%, 11/29/43	585	495
Novartis Capital Corp.,
4.40%, 4/24/20	185	189
2.40%, 5/17/22	170	166
2.40%, 9/21/22	40	39
3.40%, 5/6/24	250	251
4.40%, 5/6/44	250	267
Pfizer, Inc.,
1.95%, 6/3/21	500	490
2.20%, 12/15/21	90	88
3.40%, 5/15/24	150	151
7.20%, 3/15/39	700	967
4.40%, 5/15/44	500	521
4.13%, 12/15/46	750	753
Pharmacia LLC,
6.60%, 12/1/28	125	153
Wyeth LLC,
5.95%, 4/1/37	725	869
Zoetis, Inc.,
3.25%, 2/1/23	500	492
4.70%, 2/1/43	40	41
3.95%, 9/12/47	450	413

		19,637

Pipeline - 0.8%
Boardwalk Pipelines L.P.,
4.45%, 7/15/27	1,650	1,523
Buckeye Partners L.P.,
4.88%, 2/1/21	50	51
4.35%, 10/15/24	35	34
5.60%, 10/15/44	500	446
El Paso Natural Gas Co. LLC,
8.63%, 1/15/22	360	407
Enable Midstream Partners L.P.,
3.90%, 5/15/24	200	192
Enbridge Energy Partners L.P.,
5.20%, 3/15/20	210	214
4.20%, 9/15/21	65	66
7.50%, 4/15/38	50	63
Energy Transfer Operating L.P.,
4.05%, 3/15/25	25	23
4.75%, 1/15/26	20	19
4.20%, 4/15/27	830	774
6.63%, 10/15/36	900	924
7.50%, 7/1/38	310	346
5.30%, 4/15/47	1,000	881
Enterprise Products Operating LLC,
5.25%, 1/31/20	1,000	1,019
3.35%, 3/15/23	110	109
3.90%, 2/15/24	820	827
3.75%, 2/15/25	930	920
3.95%, 2/15/27	500	498
4.15%, 10/16/28	1,105	1,099
6.88%, 3/1/33	50	61
7.55%, 4/15/38	485	614
6.45%, 9/1/40	30	35
5.95%, 2/1/41	40	44
Kinder Morgan Energy Partners L.P.,
6.50%, 4/1/20	165	171
4.30%, 5/1/24	170	170
7.75%, 3/15/32	95	115
7.30%, 8/15/33	175	202
6.55%, 9/15/40	205	221
7.50%, 11/15/40	105	121
6.38%, 3/1/41	35	37
5.63%, 9/1/41	310	302
5.40%, 9/1/44	250	239
Kinder Morgan, Inc.,
6.50%, 9/15/20	255	267
Magellan Midstream Partners L.P.,
4.25%, 2/1/21	200	203
5.00%, 3/1/26	500	523
5.15%, 10/15/43	20	20
MPLX L.P.,
4.50%, 7/15/23	1,245	1,257
4.70%, 4/15/48	1,000	869
ONEOK Partners L.P.,
3.38%, 10/1/22	30	29
4.90%, 3/15/25	40	41
6.65%, 10/1/36	80	90

FIXED INCOME INDEX FUNDS     26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Pipeline - 0.8% continued
6.20%, 9/15/43	$20	$21
ONEOK, Inc.,
4.55%, 7/15/28	35	35
5.20%, 7/15/48	1,000	957
Phillips 66 Partners L.P.,
3.61%, 2/15/25	76	73
3.55%, 10/1/26	470	439
Plains All American Pipeline L.P./PAA Finance Corp.,
4.65%, 10/15/25	525	516
4.50%, 12/15/26	795	766
6.65%, 1/15/37	80	84
5.15%, 6/1/42	130	117
Sabine Pass Liquefaction LLC,
5.63%, 3/1/25	340	353
5.00%, 3/15/27	1,055	1,059
Southern Union Co.,
8.25%, 11/15/29	25	29
Spectra Energy Partners L.P.,
3.38%, 10/15/26	200	187
5.95%, 9/25/43	300	328
Sunoco Logistics Partners Operations L.P.,
5.95%, 12/1/25	175	182
3.90%, 7/15/26	320	296
5.35%, 5/15/45	95	84
Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27	505	571
7.00%, 10/15/28	545	617
8.38%, 6/15/32	215	259
7.63%, 4/1/37	5	6
Williams (The) Cos., Inc.,
3.60%, 3/15/22	800	785
6.30%, 4/15/40	995	1,058
5.80%, 11/15/43	200	201

		25,089

Power Generation - 0.1%
Consumers Energy Co.,
2.85%, 5/15/22	545	539
Exelon Generation Co. LLC,
4.25%, 6/15/22	250	254
6.25%, 10/1/39	1,620	1,689
5.75%, 10/1/41	430	428
System Energy Resources, Inc.,
4.10%, 4/1/23	160	163

		3,073

Property & Casualty Insurance - 0.4%
Alleghany Corp.,
4.95%, 6/27/22	55	57
Allstate (The) Corp.,
5.55%, 5/9/35	50	57
5.20%, 1/15/42	225	237
(Variable, ICE LIBOR USD 3M + 2.12%),6.50%,5/15/57(3)	225	234
American International Group, Inc.,
3.75%, 7/10/25	895	857
3.90%, 4/1/26	950	914
4.50%, 7/16/44	30	27
4.80%, 7/10/45	15	14
4.38%, 1/15/55	105	87
Aon Corp.,
5.00%, 9/30/20	200	206
Berkshire Hathaway Finance Corp.,
5.75%, 1/15/40	255	305
4.40%, 5/15/42	100	102
4.30%, 5/15/43	440	447
Berkshire Hathaway, Inc.,
2.75%, 3/15/23	75	74
3.13%, 3/15/26	1,400	1,357
Chubb (The) Corp.,
6.00%, 5/11/37	50	61
6.50%, 5/15/38	85	108
Chubb INA Holdings, Inc.,
3.15%, 3/15/25	295	288
3.35%, 5/3/26	1,000	978
6.70%, 5/15/36	50	64
4.15%, 3/13/43	100	99
Hartford Financial Services Group (The), Inc.,
5.50%, 3/30/20	250	256
5.13%, 4/15/22	145	152
5.95%, 10/15/36	285	323
Loews Corp.,
2.63%, 5/15/23	250	242
4.13%, 5/15/43	75	69

NORTHERN FUNDS QUARTERLY REPORT    27    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Property & Casualty Insurance - 0.4% continued
Marsh & McLennan Cos., Inc.,
2.35%, 3/6/20	$190	$188
3.50%, 6/3/24	75	74
3.50%, 3/10/25	385	378
3.75%, 3/14/26	75	74
Progressive (The) Corp.,
3.75%, 8/23/21	330	334
4.20%, 3/15/48	500	495
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	93
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	467
5.35%, 11/1/40	25	29
4.60%, 8/1/43	75	78
4.00%, 5/30/47	1,000	960

		10,785

Publishing & Broadcasting - 0.3%
21st Century Fox America, Inc.,
3.70%, 9/15/24	915	924
6.40%, 12/15/35	40	50
8.15%, 10/17/36	15	22
6.15%, 3/1/37	70	86
6.65%, 11/15/37	550	724
7.85%, 3/1/39	100	143
6.90%, 8/15/39	310	407
4.95%, 10/15/45	500	548
Discovery Communications LLC,
3.30%, 5/15/22	340	333
2.95%, 3/20/23	110	105
3.95%, 6/15/25(8)	230	221
3.95%, 3/20/28	1,455	1,349
6.35%, 6/1/40	195	204
NBCUniversal Media LLC,
4.38%, 4/1/21	935	958
2.88%, 1/15/23	125	123
5.95%, 4/1/41	590	677
4.45%, 1/15/43	650	627

		7,501

Railroad - 0.3%
Burlington Northern Santa Fe LLC,
3.75%, 4/1/24	355	363
3.40%, 9/1/24	605	606
6.20%, 8/15/36	455	554
5.75%, 5/1/40	225	264
4.40%, 3/15/42	280	282
4.38%, 9/1/42	975	973
CSX Corp.,
4.25%, 6/1/21	100	102
3.70%, 11/1/23	50	51
3.40%, 8/1/24	500	499
2.60%, 11/1/26	270	246
6.00%, 10/1/36	100	116
6.15%, 5/1/37	190	225
6.22%, 4/30/40	365	433
5.50%, 4/15/41	50	55
Norfolk Southern Corp.,
2.90%, 2/15/23	725	713
3.95%, 10/1/42	20	18
4.45%, 6/15/45	275	269
3.94%, 11/1/47	524	475
Union Pacific Corp.,
4.16%, 7/15/22	437	447
2.95%, 1/15/23	35	34
2.75%, 4/15/23	65	64
3.65%, 2/15/24	524	526
2.75%, 3/1/26	300	280
4.75%, 9/15/41	100	103
4.30%, 6/15/42	200	194
4.82%, 2/1/44	1,000	1,036

		8,928

Real Estate - 0.6%
Alexandria Real Estate Equities, Inc.,
4.60%, 4/1/22	100	103
3.95%, 1/15/28	2,000	1,932
American Campus Communities Operating Partnership L.P.,
4.13%, 7/1/24	100	100
American Tower Corp.,
3.50%, 1/31/23	210	206
4.00%, 6/1/25	115	113
3.38%, 10/15/26	125	116
3.13%, 1/15/27	185	167
AvalonBay Communities, Inc.,
3.63%, 10/1/20	75	75
2.95%, 9/15/22	50	49
4.35%, 4/15/48	500	495

FIXED INCOME INDEX FUNDS     28    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Real Estate - 0.6% continued
Boston Properties L.P.,
3.85%, 2/1/23	$60	$60
3.13%, 9/1/23	135	130
3.65%, 2/1/26	90	87
Camden Property Trust,
2.95%, 12/15/22	150	147
Corporate Office Properties L.P.,
3.60%, 5/15/23	90	87
5.25%, 2/15/24	100	104
Digital Realty Trust L.P.,
5.25%, 3/15/21	150	155
3.63%, 10/1/22	250	248
Duke Realty L.P.,
4.38%, 6/15/22	100	103
EPR Properties,
5.75%, 8/15/22	100	105
4.75%, 12/15/26	1,000	989
Equity Commonwealth,
5.88%, 9/15/20	100	102
ERP Operating L.P.,
4.75%, 7/15/20	335	341
4.63%, 12/15/21	111	115
3.50%, 3/1/28	1,000	972
4.50%, 6/1/45	55	55
Essex Portfolio L.P.,
3.25%, 5/1/23	50	49
3.88%, 5/1/24	200	201
Federal Realty Investment Trust,
3.00%, 8/1/22	25	25
HCP, Inc.,
3.15%, 8/1/22	100	98
4.25%, 11/15/23	90	90
3.88%, 8/15/24	860	846
3.40%, 2/1/25	200	189
Highwoods Realty L.P.,
3.63%, 1/15/23	100	99
Hospitality Properties Trust,
4.50%, 3/15/25	365	356
Host Hotels & Resorts L.P.,
4.00%, 6/15/25	215	209
Kilroy Realty L.P.,
4.38%, 10/1/25	200	201
Kimco Realty Corp.,
3.20%, 5/1/21	240	239
Liberty Property L.P.,
4.13%, 6/15/22	250	255
4.40%, 2/15/24	80	82
Mid-America Apartments L.P.,
3.75%, 6/15/24	100	99
National Retail Properties, Inc.,
3.80%, 10/15/22	100	101
3.30%, 4/15/23	100	98
Piedmont Operating Partnership L.P.,
4.45%, 3/15/24	100	101
Realty Income Corp.,
3.25%, 10/15/22	265	262
4.65%, 8/1/23	185	193
3.65%, 1/15/28	240	233
Regency Centers Corp.,
3.75%, 11/15/22	100	100
Select Income REIT,
4.50%, 2/1/25	150	144
Senior Housing Properties Trust,
4.75%, 5/1/24	125	124
Simon Property Group L.P.,
2.75%, 2/1/23	30	29
3.38%, 10/1/24	90	88
3.30%, 1/15/26	70	67
3.38%, 6/15/27	585	559
3.38%, 12/1/27	1,865	1,785
6.75%, 2/1/40	690	879
UDR, Inc.,
4.63%, 1/10/22	165	169
Ventas Realty L.P.,
3.75%, 5/1/24	210	208
5.70%, 9/30/43	100	109
Ventas Realty L.P./Ventas Capital Corp.,
4.25%, 3/1/22	185	188
3.25%, 8/15/22	320	316
Vornado Realty L.P.,
5.00%, 1/15/22	160	165
Washington Real Estate Investment Trust,
4.95%, 10/1/20	215	218
Welltower, Inc.,
5.13%, 3/15/43	150	151

NORTHERN FUNDS QUARTERLY REPORT    29    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Real Estate - 0.6% continued
Weyerhaeuser Co.,
4.63%, 9/15/23	$185	$192
6.88%, 12/15/33	740	881

		17,554

Refining & Marketing - 0.1%
Marathon Petroleum Corp.,
3.63%, 9/15/24	305	297
6.50%, 3/1/41	466	503
Phillips 66,
4.65%, 11/15/34	395	385
5.88%, 5/1/42	305	333
Valero Energy Corp.,
7.50%, 4/15/32	765	943

		2,461

Restaurants - 0.2%
McDonald’s Corp.,
2.20%, 5/26/20	1,890	1,869
3.63%, 5/20/21	200	202
6.30%, 10/15/37	505	590
3.70%, 2/15/42	1,050	908
3.63%, 5/1/43	209	178
4.88%, 12/9/45	542	545
4.45%, 3/1/47	350	335
Starbucks Corp.,
2.10%, 2/4/21	540	527
3.85%, 10/1/23	200	203
4.30%, 6/15/45	200	183

		5,540

Retail - Consumer Discretionary - 0.5%
Amazon.com, Inc.,
2.50%, 11/29/22	150	147
2.80%, 8/22/24	980	952
3.80%, 12/5/24	20	20
5.20%, 12/3/25	500	549
4.80%, 12/5/34	1,050	1,125
4.95%, 12/5/44	155	172
4.05%, 8/22/47	105	103
4.25%, 8/22/57	500	486
AutoZone, Inc.,
4.00%, 11/15/20	250	252
2.50%, 4/15/21	95	93
3.70%, 4/15/22	55	55
3.13%, 7/15/23	135	131
3.75%, 6/1/27	250	240
eBay, Inc.,
2.60%, 7/15/22	500	483
2.75%, 1/30/23	110	106
3.60%, 6/5/27	500	467
4.00%, 7/15/42	235	175
Home Depot (The), Inc.,
4.40%, 4/1/21	250	257
2.63%, 6/1/22	475	470
2.70%, 4/1/23	125	124
3.00%, 4/1/26	170	165
2.13%, 9/15/26	275	248
5.88%, 12/16/36	350	420
5.40%, 9/15/40	500	573
5.95%, 4/1/41	405	497
4.88%, 2/15/44	405	432
Lowe’s Cos., Inc.,
4.63%, 4/15/20	100	101
3.80%, 11/15/21	500	505
3.12%, 4/15/22	500	491
3.88%, 9/15/23	400	403
3.13%, 9/15/24	150	145
4.65%, 4/15/42	50	47
3.70%, 4/15/46	750	612
O’Reilly Automotive, Inc.,
3.55%, 3/15/26	1,175	1,129
QVC, Inc.,
4.45%, 2/15/25	415	382
5.45%, 8/15/34	450	393
TJX (The) Cos., Inc.,
2.75%, 6/15/21	150	149
2.50%, 5/15/23	705	685
2.25%, 9/15/26	1,000	907

		14,691

Retail - Consumer Staples - 0.1%
Bunge Ltd. Finance Corp.,
3.25%, 8/15/26	1,615	1,415
Sysco Corp.,
2.60%, 10/1/20	1,080	1,068
2.60%, 6/12/22	95	92

FIXED INCOME INDEX FUNDS     30    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Retail - Consumer Staples - 0.1% continued
3.30%, 7/15/26	$120	$114
5.38%, 9/21/35	250	273

		2,962

Semiconductors - 0.2%
Altera Corp.,
4.10%, 11/15/23	1,340	1,387
Analog Devices, Inc.,
2.95%, 1/12/21	500	496
Applied Materials, Inc.,
3.90%, 10/1/25	500	503
5.85%, 6/15/41	100	118
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.00%, 1/15/22	160	154
3.13%, 1/15/25	255	230
3.88%, 1/15/27	375	336
Intel Corp.,
2.70%, 12/15/22	80	79
3.70%, 7/29/25	815	822
4.00%, 12/15/32	50	51
4.80%, 10/1/41	80	87
3.73%, 12/8/47	1,053	975
KLA-Tencor Corp.,
4.65%, 11/1/24	300	307
Maxim Integrated Products, Inc.,
3.38%, 3/15/23	50	50
QUALCOMM, Inc.,
3.45%, 5/20/25	485	467
3.25%, 5/20/27	720	670
4.65%, 5/20/35	300	290
4.80%, 5/20/45	465	443

		7,465

Software & Services - 0.8%
Adobe, Inc.,
3.25%, 2/1/25	250	245
Autodesk, Inc.,
3.50%, 6/15/27	500	467
CA, Inc.,
4.50%, 8/15/23	250	252
Citrix Systems, Inc.,
4.50%, 12/1/27	200	191
DXC Technology Co.,
4.45%, 9/18/22	200	204
Equifax, Inc.,
3.30%, 12/15/22	365	358
International Business Machines Corp.,
2.25%, 2/19/21	1,000	980
2.88%, 11/9/22	235	230
3.63%, 2/12/24	785	779
7.00%, 10/30/25	385	454
3.45%, 2/19/26	490	477
6.50%, 1/15/28	100	117
4.00%, 6/20/42	320	287
Microsoft Corp.,
2.00%, 11/3/20	10	10
2.40%, 2/6/22	2,000	1,977
2.65%, 11/3/22	730	724
2.00%, 8/8/23	765	736
3.63%, 12/15/23	335	345
2.88%, 2/6/24	645	639
3.13%, 11/3/25	100	99
2.40%, 8/8/26	1,955	1,823
3.30%, 2/6/27	1,375	1,362
4.20%, 11/3/35	40	41
4.50%, 10/1/40	1,210	1,300
3.50%, 11/15/42	150	140
4.88%, 12/15/43	365	410
3.75%, 2/12/45	145	140
4.45%, 11/3/45	360	382
3.70%, 8/8/46	630	604
4.00%, 2/12/55	465	457
3.95%, 8/8/56	215	210
Moody’s Corp.,
4.88%, 2/15/24	250	263
Oracle Corp.,
2.50%, 5/15/22	55	54
2.50%, 10/15/22	270	263
2.40%, 9/15/23	665	638
3.40%, 7/8/24	320	319
2.95%, 5/15/25	885	847
2.65%, 7/15/26	2,465	2,284
3.25%, 11/15/27	1,965	1,895
3.90%, 5/15/35	10	10
6.13%, 7/8/39	190	228
5.38%, 7/15/40	590	652
4.13%, 5/15/45	170	161

NORTHERN FUNDS QUARTERLY REPORT    31    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Software & Services - 0.8% continued
4.00%, 7/15/46	$330	$308
4.38%, 5/15/55	25	24
S&P Global, Inc.,
6.55%, 11/15/37	100	125

		24,511

Supermarkets & Pharmacies - 0.1%
Kroger (The) Co.,
6.15%, 1/15/20	25	26
2.95%, 11/1/21	660	648
3.40%, 4/15/22	400	396
2.65%, 10/15/26	1,135	1,011
7.50%, 4/1/31	200	246
6.90%, 4/15/38	100	118
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/26	375	353
4.50%, 11/18/34	50	48
4.65%, 6/1/46	635	572

		3,418

Tobacco - 0.3%
Altria Group, Inc.,
4.75%, 5/5/21	725	741
2.85%, 8/9/22	100	96
2.95%, 5/2/23	100	95
2.63%, 9/16/26	95	83
4.25%, 8/9/42	135	109
4.50%, 5/2/43	250	208
5.38%, 1/31/44	370	345
3.88%, 9/16/46	440	335
BAT Capital Corp.,
2.76%, 8/15/22	1,000	945
3.56%, 8/15/27	480	426
4.39%, 8/15/37	1,000	819
4.54%, 8/15/47	435	346
Philip Morris International, Inc.,
4.50%, 3/26/20	250	254
4.13%, 5/17/21	250	256
2.90%, 11/15/21	300	296
2.50%, 11/2/22	250	240
2.63%, 3/6/23	100	96
3.38%, 8/11/25	250	243
6.38%, 5/16/38	280	325
3.88%, 8/21/42	150	129
4.13%, 3/4/43	100	88
4.88%, 11/15/43	100	99
4.25%, 11/10/44	350	319
Reynolds American, Inc.,
3.25%, 6/12/20	861	856
4.45%, 6/12/25	1,000	964
7.25%, 6/15/37	500	546
6.15%, 9/15/43	65	63
5.85%, 8/15/45	310	288

		9,610

Transportation & Logistics - 0.2%
Cummins, Inc.,
4.88%, 10/1/43	90	99
FedEx Corp.,
2.30%, 2/1/20	250	248
2.70%, 4/15/23	685	662
3.40%, 2/15/28	95	90
3.90%, 2/1/35	100	91
3.88%, 8/1/42	50	42
4.10%, 4/15/43	50	43
4.95%, 10/17/48	1,950	1,884
JB Hunt Transport Services, Inc.,
3.85%, 3/15/24	95	96
PACCAR Financial Corp.,
2.25%, 2/25/21	250	246
Ryder System, Inc.,
2.65%, 3/2/20	900	892
United Parcel Service of America, Inc.,
8.38%, 4/1/20	50	53
United Parcel Service, Inc.,
2.35%, 5/16/22	165	161
6.20%, 1/15/38	160	195
3.63%, 10/1/42	105	94
3.40%, 11/15/46	290	250

		5,146

Travel & Lodging - 0.1%
Hyatt Hotels Corp.,
3.38%, 7/15/23	1,430	1,408
Marriott International, Inc.,
3.38%, 10/15/20	125	124
3.13%, 10/15/21	750	744
3.25%, 9/15/22	50	49

FIXED INCOME INDEX FUNDS     32    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Travel & Lodging - 0.1% continued
3.13%, 2/15/23	$150	$144
3.13%, 6/15/26	130	118

		2,587

Utilities - 1.9%
AEP Transmission Co. LLC,
4.00%, 12/1/46	200	191
Alabama Power Co.,
6.13%, 5/15/38	50	61
5.50%, 3/15/41	150	169
4.10%, 1/15/42	730	694
3.85%, 12/1/42	60	56
Ameren Illinois Co.,
2.70%, 9/1/22	500	491
3.25%, 3/1/25	500	491
American Water Capital Corp.,
3.40%, 3/1/25	35	35
2.95%, 9/1/27	1,000	945
6.59%, 10/15/37	125	159
4.30%, 12/1/42	75	74
4.30%, 9/1/45	500	497
Appalachian Power Co.,
4.60%, 3/30/21	250	256
7.00%, 4/1/38	75	94
Arizona Public Service Co.,
4.50%, 4/1/42	230	234
4.70%, 1/15/44	100	105
Atmos Energy Corp.,
4.15%, 1/15/43	250	239
4.13%, 10/15/44	75	72
Baltimore Gas & Electric Co.,
3.50%, 11/15/21	275	277
2.40%, 8/15/26	130	119
3.75%, 8/15/47	475	436
Berkshire Hathaway Energy Co.,
2.40%, 2/1/20	150	149
6.13%, 4/1/36	585	700
5.15%, 11/15/43	500	534
3.80%, 7/15/48	500	449
CenterPoint Energy Houston Electric LLC,
2.25%, 8/1/22	105	101
2.40%, 9/1/26	50	46
3.00%, 2/1/27	150	143
3.55%, 8/1/42	40	36
CenterPoint Energy Resources Corp.,
6.63%, 11/1/37	50	59
5.85%, 1/15/41	50	59
4.10%, 9/1/47	975	902
CMS Energy Corp.,
3.00%, 5/15/26	40	38
3.45%, 8/15/27	500	481
4.88%, 3/1/44	500	522
Commonwealth Edison Co.,
6.45%, 1/15/38	200	252
3.80%, 10/1/42	90	84
4.60%, 8/15/43	100	106
Connecticut Light & Power (The) Co.,
2.50%, 1/15/23	420	412
Consolidated Edison Co. of New York, Inc.,
4.45%, 6/15/20	250	255
3.30%, 12/1/24	185	184
5.30%, 3/1/35	150	164
5.85%, 3/15/36	100	118
6.20%, 6/15/36	200	240
6.75%, 4/1/38	100	128
5.50%, 12/1/39	85	96
5.70%, 6/15/40	450	526
4.45%, 3/15/44	100	100
3.85%, 6/15/46	100	92
Consolidated Edison, Inc.,
2.00%, 5/15/21	85	82
Dominion Energy, Inc.,
5.25%, 8/1/33	250	268
5.95%, 6/15/35	750	837
7.00%, 6/15/38	20	25
4.90%, 8/1/41	35	35
4.05%, 9/15/42	100	90
DTE Electric Co.,
2.65%, 6/15/22	160	156
6.63%, 6/1/36	200	252
5.70%, 10/1/37	50	58
3.95%, 6/15/42	100	95
4.05%, 5/15/48	500	495
DTE Energy Co.,
6.38%, 4/15/33	50	60

NORTHERN FUNDS QUARTERLY REPORT    33    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Utilities - 1.9% continued
Duke Energy Carolinas LLC,
3.90%, 6/15/21	$50	$51
6.45%, 10/15/32	106	132
6.10%, 6/1/37	150	180
6.00%, 1/15/38	35	42
6.05%, 4/15/38	175	213
3.75%, 6/1/45	350	323
Duke Energy Corp.,
3.75%, 4/15/24	100	100
3.75%, 9/1/46	120	104
Duke Energy Florida LLC,
3.10%, 8/15/21	25	25
6.35%, 9/15/37	50	63
6.40%, 6/15/38	285	364
3.40%, 10/1/46	290	250
Duke Energy Florida Project Finance LLC,
2.54%, 9/1/29	1,411	1,315
Duke Energy Indiana LLC,
6.12%, 10/15/35	500	616
6.35%, 8/15/38	25	32
6.45%, 4/1/39	225	285
4.90%, 7/15/43	1,000	1,082
Duke Energy Ohio, Inc.,
3.80%, 9/1/23	130	133
Duke Energy Progress LLC,
3.00%, 9/15/21	150	150
2.80%, 5/15/22	100	99
4.10%, 3/15/43	200	194
Entergy Arkansas LLC,
3.05%, 6/1/23	250	247
Entergy Louisiana LLC,
5.40%, 11/1/24	150	165
3.05%, 6/1/31	950	865
Evergy, Inc.,
5.29%, 6/15/22	220	229
Eversource Energy,
2.80%, 5/1/23	105	102
3.15%, 1/15/25	100	97
3.30%, 1/15/28	165	156
Exelon Corp.,
5.63%, 6/15/35	75	81
5.10%, 6/15/45	100	103
Florida Power & Light Co.,
5.65%, 2/1/37	335	396
5.95%, 2/1/38	150	184
5.96%, 4/1/39	250	309
5.69%, 3/1/40	400	487
4.13%, 2/1/42	250	252
4.05%, 6/1/42	100	100
Georgia Power Co.,
2.40%, 4/1/21	75	73
2.85%, 5/15/22	100	98
4.30%, 3/15/42	60	55
4.30%, 3/15/43	100	92
Indiana Michigan Power Co.,
6.05%, 3/15/37	200	233
Interstate Power & Light Co.,
4.70%, 10/15/43	50	53
ITC Holdings Corp.,
3.35%, 11/15/27	200	191
Kansas City Power & Light Co.,
3.15%, 3/15/23	500	495
5.30%, 10/1/41	50	57
MidAmerican Energy Co.,
3.50%, 10/15/24	100	102
4.80%, 9/15/43	100	109
4.40%, 10/15/44	150	155
National Fuel Gas Co.,
4.90%, 12/1/21	150	153
3.75%, 3/1/23	250	244
National Grid USA,
5.80%, 4/1/35	425	478
Nevada Power Co.,
6.65%, 4/1/36	100	130
6.75%, 7/1/37	1,000	1,296
5.45%, 5/15/41	35	40
NextEra Energy Capital Holdings, Inc.,
(Variable, ICE LIBOR USD 3M + 2.13%), 4.91%, 6/15/67(2)	25	21
NiSource, Inc.,
5.95%, 6/15/41	100	111
5.25%, 2/15/43	100	103
4.80%, 2/15/44	580	562
Northern States Power Co.,
6.25%, 6/1/36	100	126
5.35%, 11/1/39	1,065	1,232

FIXED INCOME INDEX FUNDS     34    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Utilities - 1.9% continued
4.13%, 5/15/44	$200	$202
NSTAR Electric Co.,
3.50%, 9/15/21	85	86
2.38%, 10/15/22	100	96
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	165
Oklahoma Gas & Electric Co.,
4.55%, 3/15/44	65	66
4.15%, 4/1/47	200	193
Oncor Electric Delivery Co. LLC,
4.10%, 6/1/22	250	256
7.25%, 1/15/33	200	266
7.50%, 9/1/38	145	203
Pacific Gas & Electric Co.,
4.25%, 5/15/21	432	409
3.25%, 9/15/21	45	41
2.45%, 8/15/22	100	89
3.75%, 2/15/24	1,000	887
6.05%, 3/1/34	550	510
5.80%, 3/1/37	100	93
5.40%, 1/15/40	160	142
3.75%, 8/15/42	50	37
4.60%, 6/15/43	125	103
4.30%, 3/15/45	250	198
PacifiCorp,
2.95%, 2/1/22	100	99
5.25%, 6/15/35	50	56
6.10%, 8/1/36	200	241
6.25%, 10/15/37	275	343
6.00%, 1/15/39	60	72
Potomac Electric Power Co.,
3.60%, 3/15/24	150	151
PPL Capital Funding, Inc.,
4.20%, 6/15/22	50	51
3.50%, 12/1/22	1,035	1,018
5.00%, 3/15/44	100	102
PPL Electric Utilities Corp.,
3.00%, 9/15/21	500	501
6.25%, 5/15/39	275	347
5.20%, 7/15/41	35	39
4.13%, 6/15/44	100	99
Progress Energy, Inc.,
7.75%, 3/1/31	50	66
PSEG Power LLC,
3.00%, 6/15/21	315	310
8.63%, 4/15/31	565	734
Public Service Co. of Colorado,
3.20%, 11/15/20	1,000	1,005
2.25%, 9/15/22	100	96
2.50%, 3/15/23	150	146
Public Service Co. of Oklahoma,
4.40%, 2/1/21	50	51
6.63%, 11/15/37	125	159
Public Service Electric & Gas Co.,
3.00%, 5/15/25	500	489
5.38%, 11/1/39	250	285
3.95%, 5/1/42	50	49
3.65%, 9/1/42	30	28
3.60%, 12/1/47	500	456
Puget Energy, Inc.,
3.65%, 5/15/25	500	489
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	29
6.27%, 3/15/37	75	94
5.80%, 3/15/40	250	298
5.64%, 4/15/41	80	94
San Diego Gas & Electric Co.,
3.00%, 8/15/21	65	65
3.60%, 9/1/23	200	202
6.13%, 9/15/37	50	59
4.50%, 8/15/40	150	155
3.95%, 11/15/41	100	93
4.30%, 4/1/42	150	146
Sempra Energy,
2.40%, 3/15/20	250	246
2.88%, 10/1/22	60	58
2.90%, 2/1/23	500	486
3.55%, 6/15/24	250	245
3.25%, 6/15/27	150	138
6.00%, 10/15/39	250	278
Sierra Pacific Power Co.,
3.38%, 8/15/23	160	160
South Carolina Electric & Gas Co.,
6.05%, 1/15/38	265	312
4.35%, 2/1/42	115	113
5.10%, 6/1/65	50	51

NORTHERN FUNDS QUARTERLY REPORT    35    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Utilities - 1.9% continued
Southern (The) Co.,
2.35%, 7/1/21	$2,000	$1,942
3.25%, 7/1/26	1,000	937
Southern California Edison Co.,
3.88%, 6/1/21	150	151
2.40%, 2/1/22	180	174
6.65%, 4/1/29	300	334
6.00%, 1/15/34	100	112
5.35%, 7/15/35	586	614
5.55%, 1/15/37	275	298
5.95%, 2/1/38	100	112
6.05%, 3/15/39	50	57
5.50%, 3/15/40	150	160
3.90%, 3/15/43	150	136
Southern California Gas Co.,
5.75%, 11/15/35	150	177
3.75%, 9/15/42	575	534
4.30%, 1/15/49	125	128
Southern Co. Gas Capital Corp.,
3.50%, 9/15/21	1,150	1,149
5.88%, 3/15/41	600	678
4.40%, 5/30/47	250	234
Southern Power Co.,
2.38%, 6/1/20	155	153
5.25%, 7/15/43	60	59
Southwest Gas Corp.,
3.80%, 9/29/46	250	227
Southwestern Electric Power Co.,
3.55%, 2/15/22	150	150
2.75%, 10/1/26	130	120
4.10%, 9/15/28	250	251
6.20%, 3/15/40	200	237
Southwestern Public Service Co.,
6.00%, 10/1/36	100	118
Tampa Electric Co.,
2.60%, 9/15/22	220	213
4.10%, 6/15/42	50	47
Union Electric Co.,
3.90%, 9/15/42	50	48
4.00%, 4/1/48	250	243
Virginia Electric & Power Co.,
2.95%, 1/15/22	95	94
6.00%, 1/15/36	37	44
6.00%, 5/15/37	15	18
8.88%, 11/15/38	300	453
4.65%, 8/15/43	150	156
4.45%, 2/15/44	75	75
3.80%, 9/15/47	125	115
Westar Energy, Inc.,
4.13%, 3/1/42	275	269
4.63%, 9/1/43	150	156
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	177
Wisconsin Power & Light Co.,
2.25%, 11/15/22	300	288
4.10%, 10/15/44	100	95
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	108
Xcel Energy, Inc.,
4.70%, 5/15/20	100	101
6.50%, 7/1/36	100	126

		57,773

Waste & Environment Services & Equipment - 0.1%
Republic Services, Inc.,
5.00%, 3/1/20	400	408
5.25%, 11/15/21	500	529
3.55%, 6/1/22	100	101
3.20%, 3/15/25	290	282
3.38%, 11/15/27	306	293
Waste Management, Inc.,
2.90%, 9/15/22	110	108
3.13%, 3/1/25	1,000	971
3.90%, 3/1/35	125	121
4.10%, 3/1/45	500	483

		3,296

Wireless Telecommunications Services - 0.7%
AT&T, Inc.,
3.90%, 3/11/24	30	30
3.95%, 1/15/25	895	875
3.40%, 5/15/25	1,925	1,813
4.13%, 2/17/26	740	723
7.13%, 3/15/26	435	491
4.10%, 2/15/28	586	564
4.30%, 2/15/30	2,290	2,164
6.35%, 3/15/40	45	48
6.00%, 8/15/40	1,185	1,197

FIXED INCOME INDEX FUNDS     36    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 21.8% continued
Wireless Telecommunications Services - 0.7% continued
5.35%, 9/1/40	$333	$324
5.15%, 3/15/42	55	51
4.35%, 6/15/45	255	216
4.75%, 5/15/46	120	107
5.15%, 11/15/46	987	917
5.65%, 2/15/47	30	30
5.15%, 2/15/50	195	181
Verizon Communications, Inc.,
4.15%, 3/15/24	385	393
3.38%, 2/15/25	1,189	1,154
2.63%, 8/15/26	2,685	2,434
4.33%, 9/21/28	845	849
5.25%, 3/16/37	80	83
4.81%, 3/15/39	1,149	1,125
5.50%, 3/16/47	685	728
5.01%, 4/15/49	2,684	2,674
5.01%, 8/21/54	1,150	1,111
4.67%, 3/15/55	1,510	1,387

		21,669

Total Corporate Bonds (Cost $678,439)		665,085

FOREIGN ISSUER BONDS - 7.4%
Advertising & Marketing - 0.0%
WPP Finance 2010,
3.75%, 9/19/24	150	140

Auto Parts Manufacturing - 0.0%
Aptiv PLC,
4.25%, 1/15/26	1,000	973

Banks - 0.9%
Australia & New Zealand Banking Group Ltd.,
2.30%, 6/1/21	250	244
Barclays Bank PLC,
5.14%, 10/14/20	500	505
BPCE S.A.,
2.65%, 2/3/21	250	245
4.00%, 4/15/24	250	251
Commonwealth Bank of Australia,
2.30%, 3/12/20	1,000	990
Cooperatieve Rabobank U.A.,
4.50%, 1/11/21	1,000	1,024
3.88%, 2/8/22	750	758
3.95%, 11/9/22	250	249
2.75%, 1/10/23	1,000	968
3.38%, 5/21/25	500	490
5.75%, 12/1/43	250	272
Credit Suisse A.G.,
5.40%, 1/14/20	500	508
3.00%, 10/29/21	1,250	1,234
3.63%, 9/9/24	750	736
Credit Suisse Group Funding Guernsey Ltd.,
4.55%, 4/17/26	650	644
4.88%, 5/15/45	500	493
ING Groep N.V.,
3.15%, 3/29/22	500	492
Lloyds Bank PLC,
2.70%, 8/17/20	2,000	1,975
Lloyds Banking Group PLC,
3.00%, 1/11/22	675	653
(Variable, ICE LIBOR USD 3M + 0.81%), 2.91%, 11/7/23(3)	2,200	2,083
National Australia Bank Ltd.,
2.25%, 1/10/20	500	496
3.00%, 1/20/23	1,000	981
3.38%, 1/14/26	1,000	976
Santander UK PLC,
2.38%, 3/16/20	750	742
4.00%, 3/13/24	250	252
Skandinaviska Enskilda Banken AB,
2.63%, 3/15/21	750	740
1.88%, 9/13/21	980	942
Sumitomo Mitsui Banking Corp.,
2.45%, 1/16/20	510	506
3.00%, 1/18/23	210	205
3.65%, 7/23/25	500	497
Svenska Handelsbanken AB,
2.45%, 3/30/21	250	245
1.88%, 9/7/21	275	265
Toronto-Dominion Bank (The),
2.13%, 4/7/21	2,000	1,957
Westpac Banking Corp.,
2.30%, 5/26/20	350	346
2.10%, 5/13/21	365	356
2.00%, 8/19/21	250	242
2.85%, 5/13/26	1,000	929

NORTHERN FUNDS QUARTERLY REPORT    37    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Banks - 0.9% continued
2.70%, 8/19/26	$1,000	$921
3.35%, 3/8/27	500	481

		26,893

Chemicals - 0.1%
LYB International Finance B.V.,
4.00%, 7/15/23	185	186
5.25%, 7/15/43	565	539
LYB International Finance II B.V.,
3.50%, 3/2/27	250	228
LyondellBasell Industries N.V.,
4.63%, 2/26/55	35	29
Nutrien Ltd.,
4.88%, 3/30/20	100	102
3.15%, 10/1/22	200	193
3.38%, 3/15/25	1,135	1,066
3.00%, 4/1/25	180	166
7.13%, 5/23/36	100	120
5.88%, 12/1/36	50	54
5.63%, 12/1/40	250	262
6.13%, 1/15/41	100	109
5.25%, 1/15/45	250	251

		3,305

Commercial Finance - 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.50%, 5/15/21	1,000	1,003
3.95%, 2/1/22	250	245
3.50%, 1/15/25	389	355

		1,603

Design, Manufacturing & Distribution - 0.0%
Flex Ltd.,
5.00%, 2/15/23	572	572

Diversified Banks - 0.8%
Bank of Montreal,
2.10%, 6/15/20	250	247
2.55%, 11/6/22	300	291
Bank of Nova Scotia (The),
1.85%, 4/14/20	175	173
4.38%, 1/13/21	250	257
2.45%, 3/22/21	735	722
1.88%, 4/26/21	387	378
Barclays PLC,
3.25%, 1/12/21	1,000	979
3.20%, 8/10/21	725	705
3.68%, 1/10/23	250	240
(Variable, ICE LIBOR USD 3M + 1.36%), 4.34%, 5/16/24(3)	800	778
3.65%, 3/16/25	700	645
5.25%, 8/17/45	200	183
4.95%, 1/10/47	500	442
BNP Paribas S.A.,
5.00%, 1/15/21	1,000	1,035
3.25%, 3/3/23	250	246
HSBC Holdings PLC,
3.40%, 3/8/21	1,000	997
5.10%, 4/5/21	1,100	1,137
2.95%, 5/25/21	1,600	1,579
4.88%, 1/14/22	500	517
4.00%, 3/30/22	500	506
4.30%, 3/8/26	2,000	1,973
6.50%, 9/15/37	300	340
6.80%, 6/1/38	150	177
5.25%, 3/14/44	1,000	991
Mitsubishi UFJ Financial Group, Inc.,
3.54%, 7/26/21	1,000	1,004
2.19%, 9/13/21	820	792
3.29%, 7/25/27	750	717
Mizuho Financial Group, Inc.,
2.27%, 9/13/21	470	455
2.60%, 9/11/22	200	193
Royal Bank of Canada,
1.88%, 2/5/20	250	247
2.15%, 3/6/20	500	496
2.10%, 10/14/20	250	247
2.15%, 10/26/20	125	123
2.50%, 1/19/21	200	198
2.30%, 3/22/21	250	247
3.70%, 10/5/23	500	502
4.65%, 1/27/26	600	618
Royal Bank of Scotland Group PLC,
6.13%, 12/15/22	395	400
(Variable, ICE LIBOR USD 3M + 1.55%), 4.52%, 6/25/24(3)	500	491
Sumitomo Mitsui Financial Group, Inc.,
2.06%, 7/14/21	495	479

FIXED INCOME INDEX FUNDS     38    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Diversified Banks - 0.8% continued
2.63%, 7/14/26	$1,000	$914
3.54%, 1/17/28	250	243

		23,904

Electrical Equipment Manufacturing - 0.0%
Johnson Controls International PLC,
5.00%, 3/30/20	155	158
5.70%, 3/1/41	250	256
4.63%, 7/2/44	465	440
5.13%, 9/14/45	376	375
Tyco Electronics Group S.A.,
3.50%, 2/3/22	125	125
7.13%, 10/1/37	50	64

		1,418

Exploration & Production - 0.1%
Canadian Natural Resources Ltd.,
3.85%, 6/1/27	1,695	1,599
7.20%, 1/15/32	15	18
6.45%, 6/30/33	135	151
6.75%, 2/1/39	200	234
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	250	241
ConocoPhillips Canada Funding Co. I,
7.20%, 8/15/31	320	413
7.40%, 12/1/31	120	158
5.95%, 10/15/36	125	149
Encana Corp.,
6.63%, 8/15/37	180	192
Nexen Energy ULC,
7.88%, 3/15/32	75	102
5.88%, 3/10/35	210	241
6.40%, 5/15/37	390	475

		3,973

Financial Services - 0.2%
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25	830	737
4.42%, 11/15/35	3,000	2,513
Invesco Finance PLC,
4.00%, 1/30/24	100	100
3.75%, 1/15/26	1,000	975
Nomura Holdings, Inc.,
6.70%, 3/4/20	386	401
UBS A.G.,
4.88%, 8/4/20	400	409

		5,135

Food & Beverage - 0.1%
Coca-Cola European Partners PLC,
3.25%, 8/19/21	500	496
Coca-Cola Femsa S.A.B. de C.V.,
5.25%, 11/26/43	150	161
Diageo Capital PLC,
2.63%, 4/29/23	1,881	1,825
3.88%, 4/29/43	175	171

		2,653

Government Development Banks - 0.9%
Export Development Canada,
1.50%, 5/26/21	1,000	974
2.75%, 3/15/23	1,000	1,002
Export-Import Bank of Korea,
4.00%, 1/29/21	1,000	1,016
2.63%, 5/26/26	1,000	928
Japan Bank for International
Cooperation,
1.88%, 4/20/21	800	784
2.38%, 11/16/22	2,000	1,963
2.75%, 11/16/27	2,000	1,933
3.50%, 10/31/28	750	767
Korea Development Bank (The),
3.00%, 9/14/22	215	213
3.38%, 3/12/23	300	301
Kreditanstalt fuer Wiederaufbau,
4.00%, 1/27/20	1,500	1,522
1.50%, 4/20/20	1,000	986
1.88%, 6/30/20	3,000	2,967
2.75%, 9/8/20	500	501
2.75%, 10/1/20	1,000	1,002
2.63%, 4/12/21	1,500	1,501
2.63%, 1/25/22	900	900
2.13%, 6/15/22	1,000	983
2.00%, 10/4/22	250	244
2.13%, 1/17/23	1,000	979
2.00%, 5/2/25	1,500	1,433
2.88%, 4/3/28	1,215	1,219
0.00%, 4/18/36(9)	500	285

NORTHERN FUNDS QUARTERLY REPORT    39    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Government Development Banks - 0.9% continued
Landwirtschaftliche Rentenbank,
2.38%, 6/10/25	$1,000	$975
Oesterreichische Kontrollbank A.G.,
1.75%, 1/24/20	85	84
2.38%, 10/1/21	1,000	993
Svensk Exportkredit AB,
1.88%, 6/23/20	500	494
1.75%, 3/10/21	500	490

		27,439

Government Local - 0.0%
Japan Finance Organization for Municipalities,
4.00%, 1/13/21	500	511

Government Regional - 0.2%
Hydro-Quebec,
9.40%, 2/1/21	200	226
Province of British Columbia Canada,
2.65%, 9/22/21	150	150
2.00%, 10/23/22	300	292
7.25%, 9/1/36	175	263
Province of Manitoba Canada,
9.25%, 4/1/20	150	161
2.10%, 9/6/22	100	97
Province of Nova Scotia Canada,
8.25%, 7/30/22	350	411
Province of Ontario Canada,
4.40%, 4/14/20	500	511
2.45%, 6/29/22	500	493
3.40%, 10/17/23	2,000	2,041
2.50%, 4/27/26	500	483
Province of Quebec Canada,
2.75%, 8/25/21	100	100
2.63%, 2/13/23	875	867
7.50%, 7/15/23	300	355
7.13%, 2/9/24	100	119
2.88%, 10/16/24	250	250
7.50%, 9/15/29	375	520
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	236

		7,575

Hardware - 0.0%
Seagate HDD Cayman,
4.88%, 6/1/27	370	314
5.75%, 12/1/34	142	111

		425

Integrated Oils - 0.7%
BP Capital Markets PLC,
2.52%, 1/15/20	290	289
3.99%, 9/26/23	30	31
3.28%, 9/19/27	595	566
CNOOC Nexen Finance 2014 ULC,
4.25%, 4/30/24	300	304
Ecopetrol S.A.,
4.13%, 1/16/25	1,000	950
Equinor ASA,
2.75%, 11/10/21	145	144
2.45%, 1/17/23	280	272
7.75%, 6/15/23	350	414
3.25%, 11/10/24	125	125
3.63%, 9/10/28	360	359
4.25%, 11/23/41	350	347
Husky Energy, Inc.,
4.00%, 4/15/24	100	99
Petro-Canada,
5.95%, 5/15/35	430	482
6.80%, 5/15/38	130	151
Petroleos Mexicanos,
3.50%, 7/23/20	2,900	2,836
5.50%, 1/21/21	570	568
4.88%, 1/24/22	1,620	1,577
3.50%, 1/30/23	75	68
6.50%, 3/13/27	2,380	2,237
6.63%, 6/15/35	200	175
6.50%, 6/2/41	190	157
6.75%, 9/21/47	870	719
6.35%, 2/12/48(8)	1,500	1,200
Shell International Finance B.V.,
2.13%, 5/11/20	280	277
2.25%, 1/6/23	345	332
2.88%, 5/10/26	1,135	1,089
2.50%, 9/12/26	1,335	1,239
6.38%, 12/15/38	645	815
5.50%, 3/25/40	225	260
3.63%, 8/21/42	200	181

FIXED INCOME INDEX FUNDS     40    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Integrated Oils - 0.7% continued
4.55%, 8/12/43	$60	$62
4.38%, 5/11/45	390	400
Suncor Energy, Inc.,
7.15%, 2/1/32	200	244
5.95%, 12/1/34	50	56
Total Capital International S.A.,
2.75%, 6/19/21	30	30
2.88%, 2/17/22	200	198
3.70%, 1/15/24	415	423
3.75%, 4/10/24	330	334

		20,010

Internet Media - 0.0%
Baidu, Inc.,
3.50%, 11/28/22	200	198

Life Insurance - 0.0%
AXA S.A.,
8.60%, 12/15/30	75	93

Machinery Manufacturing - 0.0%
Ingersoll-Rand Luxembourg Finance S.A.,
4.65%, 11/1/44	35	34

Medical Equipment & Devices Manufacturing - 0.0%
Koninklijke Philips N.V.,
6.88%, 3/11/38	225	292
5.00%, 3/15/42	100	108

		400

Metals & Mining - 0.1%
ArcelorMittal,
5.50%, 3/1/21	700	720
BHP Billiton Finance USA Ltd.,
4.13%, 2/24/42	600	573
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	121
5.75%, 6/1/35	100	115
Rio Tinto Finance USA PLC,
4.75%, 3/22/42	150	156
4.13%, 8/21/42	300	289
Vale Overseas Ltd.,
4.38%, 1/11/22	50	51

		2,025

Pharmaceuticals - 0.3%
Allergan Funding SCS,
3.00%, 3/12/20	320	319
3.85%, 6/15/24	1,000	986
3.80%, 3/15/25	1,360	1,328
4.85%, 6/15/44	995	940
AstraZeneca PLC,
2.38%, 11/16/20	300	295
3.13%, 6/12/27	100	93
6.45%, 9/15/37	450	537
4.00%, 9/18/42	250	223
GlaxoSmithKline Capital PLC,
2.85%, 5/8/22	1,000	988
Mylan N.V.,
3.15%, 6/15/21	1,250	1,222
3.95%, 6/15/26	285	260
Sanofi,
4.00%, 3/29/21	500	511
Shire Acquisitions Investments Ireland DAC,
2.40%, 9/23/21	1,000	967
2.88%, 9/23/23	250	236
Takeda Pharmaceutical Co. Ltd.,
4.40%, 11/26/23(8)	300	303

		9,208

Pipeline - 0.1%
Enbridge, Inc.,
4.25%, 12/1/26	160	158
4.50%, 6/10/44	40	38
TransCanada PipeLines Ltd.,
9.88%, 1/1/21	175	195
5.85%, 3/15/36	200	213
6.20%, 10/15/37	445	484
7.25%, 8/15/38	210	252
6.10%, 6/1/40	165	184
(Variable, ICE LIBOR USD 3M + 2.21%), 4.83%,5/15/67(2)	100	81

		1,605

Property & Casualty Insurance - 0.1%
Aon PLC,
3.50%, 6/14/24	500	488
Aspen Insurance Holdings Ltd.,
4.65%, 11/15/23	270	271

NORTHERN FUNDS QUARTERLY REPORT    41    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Property & Casualty Insurance - 0.1% continued
Sompo International Holdings Ltd.,
7.00%, 7/15/34	$100	$118
Willis Towers Watson PLC,
5.75%, 3/15/21	450	471
XLIT Ltd.,
4.45%, 3/31/25	210	209
6.25%, 5/15/27	50	57
5.25%, 12/15/43	250	267

		1,881

Publishing & Broadcasting - 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	611

Railroad - 0.0%
Canadian National Railway Co.,
2.85%, 12/15/21	85	85
2.75%, 3/1/26	250	239
6.90%, 7/15/28	25	31
6.25%, 8/1/34	15	19
6.20%, 6/1/36	40	49
6.38%, 11/15/37	20	25
3.50%, 11/15/42	150	133
Canadian Pacific Railway Co.,
5.95%, 5/15/37	710	826

		1,407

Retail - Consumer Discretionary - 0.0%
Alibaba Group Holding Ltd.,
3.40%, 12/6/27	335	310

Software & Services - 0.0%
Thomson Reuters Corp.,
5.50%, 8/15/35	150	154
5.65%, 11/23/43	285	302

		456

Sovereigns - 0.9%
Canada Government International Bond,
2.00%, 11/15/22	500	489
Chile Government International Bond,
3.25%, 9/14/21	400	400
3.13%, 1/21/26	500	483
3.63%, 10/30/42	200	183
Colombia Government International Bond,
4.38%, 7/12/21	1,000	1,015
4.50%, 1/28/26	500	500
7.38%, 9/18/37	350	423
6.13%, 1/18/41	250	270
5.63%, 2/26/44	500	516
5.00%, 6/15/45	1,500	1,428
Hungary Government International Bond,
6.38%, 3/29/21	1,000	1,055
5.38%, 3/25/24	1,000	1,070
Indonesia Government International Bond,
3.50%, 1/11/28	500	463
Israel Government International Bond,
4.00%, 6/30/22	250	256
4.50%, 1/30/43	200	207
Korea International Bond,
3.88%, 9/11/23	200	205
2.75%, 1/19/27	200	192
3.50%, 9/20/28	500	503
Mexico Government International Bond,
3.50%, 1/21/21	2,000	1,990
4.00%, 10/2/23	150	149
3.75%, 1/11/28	1,000	936
7.50%, 4/8/33	100	123
6.75%, 9/27/34	750	854
6.05%, 1/11/40	820	868
4.75%, 3/8/44	1,000	909
5.55%, 1/21/45	500	505
4.60%, 1/23/46	500	443
4.35%, 1/15/47	500	429
Panama Government International Bond,
4.00%, 9/22/24	575	580
3.75%, 3/16/25	500	495
3.88%, 3/17/28	500	493
6.70%, 1/26/36	550	671
4.50%, 5/15/47	250	243
Peruvian Government International Bond,
7.35%, 7/21/25	500	608

FIXED INCOME INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Sovereigns - 0.9% continued
6.55%, 3/14/37	$500	$631
5.63%, 11/18/50	600	704
Philippine Government International Bond,
4.20%, 1/21/24	1,000	1,028
10.63%, 3/16/25	500	691
5.50%, 3/30/26	200	222
7.75%, 1/14/31	500	674
6.38%, 10/23/34	500	627
5.00%, 1/13/37	500	554
3.70%, 2/2/42	500	474
Republic of Italy Government International Bond,
5.38%, 6/15/33	175	183
Republic of Poland Government International Bond,
5.13%, 4/21/21	150	156
3.00%, 3/17/23	1,000	987
4.00%, 1/22/24	150	153
Uruguay Government International Bond,
7.63%, 3/21/36	250	326
4.13%, 11/20/45	400	357
5.10%, 6/18/50	750	736

		28,457

Supermarkets & Pharmacies - 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	116	126

Supranationals - 1.4%
African Development Bank,
1.25%, 7/26/21	500	483
3.00%, 9/20/23	750	760
Asian Development Bank,
1.50%, 1/22/20	250	247
1.38%, 3/23/20	250	246
2.25%, 1/20/21	5,000	4,969
2.13%, 11/24/21	100	99
2.00%, 4/24/26	1,000	948
2.50%, 11/2/27	1,000	971
Corp. Andina de Fomento,
4.38%, 6/15/22	613	635
European Bank for Reconstruction & Development,
1.50%, 3/16/20	250	247
1.13%, 8/24/20	500	488
2.75%, 3/7/23	500	501
European Investment Bank,
1.63%, 3/16/20	250	247
2.00%, 3/15/21	4,000	3,951
2.50%, 4/15/21	1,500	1,497
2.38%, 5/13/21	2,500	2,487
2.13%, 10/15/21	200	198
2.25%, 3/15/22	250	247
3.25%, 1/29/24	250	256
2.50%, 10/15/24	1,000	987
2.13%, 4/13/26	1,500	1,434
4.88%, 2/15/36	200	245
Inter-American Development Bank,
3.88%, 2/14/20	500	507
1.88%, 6/16/20	1,000	989
1.88%, 3/15/21	250	246
2.63%, 4/19/21	2,000	2,002
1.25%, 9/14/21	550	531
1.75%, 9/14/22	400	387
3.00%, 2/21/24	150	152
2.13%, 1/15/25	500	483
2.00%, 6/2/26	1,000	949
3.13%, 9/18/28	1,000	1,022
3.88%, 10/28/41	200	220
International Bank for Reconstruction & Development,
1.38%, 3/30/20	1,500	1,478
2.25%, 6/24/21	500	496
2.75%, 7/23/21	4,000	4,016
1.38%, 9/20/21	2,000	1,936
2.00%, 1/26/22	235	231
1.63%, 2/10/22	1,000	970
2.50%, 11/25/24	600	594
2.13%, 3/3/25	700	675
2.50%, 7/29/25	500	492
4.75%, 2/15/35	25	30
International Finance Corp.,
2.25%, 1/25/21	155	154
1.13%, 7/20/21	1,000	964
2.88%, 7/31/23	1,321	1,332

NORTHERN FUNDS QUARTERLY REPORT    43    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.4% continued
Supranationals - 1.4% continued
Nordic Investment Bank,
1.50%, 9/29/20	$200	$196
2.25%, 2/1/21	667	662

		43,857

Travel & Lodging - 0.0%
Carnival Corp.,
3.95%, 10/15/20	250	253

Winding Up Agencies - 0.1%
FMS Wertmanagement,
2.75%, 3/6/23	1,500	1,502

Wireless Telecommunications Services - 0.2%
America Movil S.A.B. de C.V.,
3.13%, 7/16/22	295	289
6.13%, 11/15/37	505	587
Rogers Communications, Inc.,
3.00%, 3/15/23	80	79
3.63%, 12/15/25	1,000	975
4.50%, 3/15/43	45	44
5.45%, 10/1/43	130	139
Vodafone Group PLC,
2.95%, 2/19/23	405	390
4.13%, 5/30/25	895	884
7.88%, 2/15/30	15	19
6.25%, 11/30/32	895	988
6.15%, 2/27/37	135	141
4.38%, 2/19/43	230	196

		4,731

Wireline Telecommunications Services - 0.1%
British Telecommunications PLC,
9.63%, 12/15/30	100	135
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	522
Orange S.A.,
9.00%, 3/1/31	610	843
Telefonica Emisiones S.A.,
5.46%, 2/16/21	155	161
4.57%, 4/27/23	240	246
4.10%, 3/8/27	1,010	970
7.05%, 6/20/36	205	234

		3,111

Total Foreign Issuer Bonds (Cost $230,995)		226,794

U.S. GOVERNMENT AGENCIES - 30.8%(10)
Fannie Mae - 13.1%
1.50%, 6/22/20	5,000	4,927
2.88%, 10/30/20	3,500	3,519
2.75%, 6/22/21	5,000	5,028
2.88%, 9/12/23	1,500	1,518
2.63%, 9/6/24	1,000	997
2.13%, 4/24/26	1,000	953
7.13%, 1/15/30	1,500	2,064
6.63%, 11/15/30	200	268
5.63%, 7/15/37	500	659
Fannie Mae-Aces, Series 2011-M5, Class A2,
2.94%, 7/25/21	264	265
Fannie Mae-Aces, Series 2012-M17, Class A2,
2.18%, 11/25/22	193	190
Fannie Mae-Aces, Series 2012-M2, Class A2,
2.72%, 2/25/22	131	130
Fannie Mae-Aces, Series 2012-M4, Class 1A2,
2.98%, 4/25/22	127	128
Fannie Mae-Aces, Series 2012-M5, Class A2,
2.72%, 2/25/22	143	142
Fannie Mae-Aces, Series 2012-M9, Class A2,
2.48%, 4/25/22	180	179
Fannie Mae-Aces, Series 2013-M14, Class A2,
3.33%, 10/25/23	194	199
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.62%, 2/25/43(1) (2)	150	149
Fannie Mae-Aces, Series 2013-M6, Class 2A,
2.52%, 3/25/23(1) (2)	114	113

FIXED INCOME INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Fannie Mae - 13.1% continued
Fannie Mae-Aces, Series 2013-M7, Class A2,
2.28%, 12/27/22	$144	$142
Fannie Mae-Aces, Series 2013-M9, Class A2,
2.39%, 1/25/23	118	116
Fannie Mae-Aces, Series 2014-M13, Class A2,
3.02%, 8/25/24	100	100
Fannie Mae-Aces, Series 2014-M3, Class A2,
3.46%, 1/25/24	350	358
Fannie Mae-Aces, Series 2014-M4, Class A2,
3.35%, 3/25/24	545	556
Fannie Mae-Aces, Series 2015-M1, Class A2,
2.53%, 9/25/24	150	146
Fannie Mae-Aces, Series 2015-M11, Class A2,
2.84%, 4/25/25(1) (2)	500	493
Fannie Mae-Aces, Series 2015-M3, Class A2,
2.72%, 10/25/24	250	246
Fannie Mae-Aces, Series 2016-M3, Class A2,
2.70%, 2/25/26	100	97
Fannie Mae-Aces, Series 2016-M4, Class A2,
2.58%, 3/25/26	100	96
Fannie Mae-Aces, Series 2016-M5, Class A2,
2.47%, 4/25/26	250	238
Fannie Mae-Aces, Series 2016-M7, Class AV2,
2.16%, 10/25/23	250	244
Fannie Mae-Aces, Series 2016-M9, Class A2,
2.29%, 6/25/26	100	94
Fannie Mae-Aces, Series 2017-M1, Class A2,
2.42%, 10/25/26(1) (2)	100	94
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	125	120
Fannie Mae-Aces, Series 2017-M2, Class A2,
2.78%, 2/25/27(1) (2)	100	96
Fannie Mae-Aces, Series 2017-M4, Class A2,
2.60%, 12/25/26(1) (2)	150	143
Fannie Mae-Aces, Series 2017-M5, Class A2,
3.18%, 4/25/29(1) (2)	125	123
Fannie Mae-Aces, Series 2017-M8, Class A2,
3.06%, 5/25/27	300	294
Fannie Mae-Aces, Series 2018-M1, Class A2,
2.99%, 12/25/27(1) (2)	250	242
Fannie Mae-Aces, Series 2018-M10, Class A2,
3.38%, 7/25/28(1) (2)	200	199
Fannie Mae-Aces, Series 2018-M13, Class A2,
3.70%, 9/25/30(1) (2)	200	202
Fannie Mae-Aces, Series 2018-M2, Class A2,
2.90%, 1/25/28(1) (2)	125	120
Fannie Mae-Aces, Series 2018-M3, Class A2,
3.09%, 2/25/30(1) (2)	100	96
Fannie Mae-Aces, Series 2018-M4, Class A2,
3.04%, 3/25/28(1) (2)	100	97
Fannie Mae-Aces, Series 2018-M8, Class A2,
3.33%, 6/25/28(1) (2)	100	99
Pool #255376,
6.00%, 8/1/19	2	1
Pool #256792,
6.50%, 6/1/22	14	15
Pool #256925,
6.00%, 10/1/37	18	20
Pool #256959,
6.00%, 11/1/37	101	110
Pool #257042,
6.50%, 1/1/38	207	231
Pool #257106,
4.50%, 1/1/28	2	3

NORTHERN FUNDS QUARTERLY REPORT    45    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Fannie Mae - 13.1% continued
Pool #257237,
4.50%, 6/1/28	$36	$37
Pool #357630,
5.00%, 10/1/19	3	3
Pool #707791,
5.00%, 6/1/33	120	127
Pool #725185,
5.00%, 2/1/19(11)	—	—
Pool #725425,
5.50%, 4/1/34	42	45
Pool #730811,
4.50%, 8/1/33	85	88
Pool #735222,
5.00%, 2/1/35	25	26
Pool #735358,
5.50%, 2/1/35	104	112
Pool #735502,
6.00%, 4/1/35	15	16
Pool #737853,
5.00%, 9/1/33	209	222
Pool #745336,
5.00%, 3/1/36	519	551
Pool #745418,
5.50%, 4/1/36	38	41
Pool #745754,
5.00%, 9/1/34	277	292
Pool #745826,
6.00%, 7/1/36	148	161
Pool #747383,
5.50%, 10/1/33	97	102
Pool #755632,
5.00%, 4/1/34	86	91
Pool #772730,
5.00%, 4/1/34	92	98
Pool #790406,
6.00%, 9/1/34	54	59
Pool #793666,
5.50%, 9/1/34	68	73
Pool #796250,
5.50%, 11/1/34	44	47
Pool #800471,
5.50%, 10/1/34	252	269
Pool #807701,
4.50%, 12/1/19	3	3
Pool #811944,
4.50%, 1/1/20	5	5
Pool #817795,
6.00%, 8/1/36	22	23
Pool #826057,
5.00%, 7/1/35	61	65
Pool #826585,
5.00%, 8/1/35	116	123
Pool #828523,
5.00%, 7/1/35	38	40
Pool #831676,
6.50%, 8/1/36	16	18
Pool #832628,
5.50%, 9/1/20	12	12
Pool #833067,
5.50%, 9/1/35	134	144
Pool #833163,
5.00%, 9/1/35	75	80
Pool #840577,
5.00%, 10/1/20	6	6
Pool #844909,
4.50%, 10/1/20	1	2
Pool #845425,
6.00%, 2/1/36	82	89
Pool #847921,
5.50%, 11/1/20	31	31
Pool #863759,
4.00%, 12/1/20	2	2
Pool #864435,
4.50%, 12/1/20	18	19
Pool #868435,
6.00%, 4/1/36	141	154
Pool #869710,
6.00%, 4/1/36	53	57
Pool #871135,
6.00%, 1/1/37	40	44
Pool #880505,
6.00%, 8/1/21	3	3
Pool #881818,
6.50%, 8/1/36	90	101

FIXED INCOME INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Fannie Mae - 13.1% continued
Pool #885769,
6.00%, 6/1/36	$9	$10
Pool #885866,
6.00%, 6/1/36	76	82
Pool #887111,
5.50%, 5/1/20	2	2
Pool #888100,
5.50%, 9/1/36	176	190
Pool #888152,
5.00%, 5/1/21	7	7
Pool #888205,
6.50%, 2/1/37	38	43
Pool #888447,
4.00%, 5/1/21	8	8
Pool #889224,
5.50%, 1/1/37	193	208
Pool #889390,
6.00%, 3/1/23	17	17
Pool #889401,
6.00%, 3/1/38	84	91
Pool #889415,
6.00%, 5/1/37	367	400
Pool #889579,
6.00%, 5/1/38	180	195
Pool #889630,
6.50%, 3/1/38	25	28
Pool #889970,
5.00%, 12/1/36	142	151
Pool #890234,
6.00%, 10/1/38	83	90
Pool #890329,
4.00%, 4/1/26	938	962
Pool #890339,
5.00%, 9/1/20	5	6
Pool #890796,
3.50%, 12/1/45	3,260	3,289
Pool #893363,
5.00%, 6/1/36	44	46
Pool #893366,
5.00%, 4/1/35	76	80
Pool #898417,
6.00%, 10/1/36	18	20
Pool #899079,
5.00%, 3/1/37	48	51
Pool #902414,
5.50%, 11/1/36	94	101
Pool #906090,
5.50%, 1/1/37	105	112
Pool #910147,
5.00%, 3/1/22	21	21
Pool #912414,
4.50%, 1/1/22	17	17
Pool #915499,
5.00%, 3/1/37	63	66
Pool #915870,
7.00%, 4/1/37	4	4
Pool #918515,
5.00%, 6/1/37	74	78
Pool #923123,
5.00%, 4/1/36	10	10
Pool #923166,
7.50%, 1/1/37	6	6
Pool #928261,
4.50%, 3/1/36	72	75
Pool #928584,
6.50%, 8/1/37	269	306
Pool #928909,
6.00%, 12/1/37	1	1
Pool #928915,
6.00%, 11/1/37	8	9
Pool #930606,
4.00%, 2/1/39	502	517
Pool #931195,
4.50%, 5/1/24	90	92
Pool #932023,
5.00%, 1/1/38	69	73
Pool #932741,
4.50%, 4/1/40	345	361
Pool #934466,
5.50%, 9/1/23	48	49
Pool #940623,
5.50%, 8/1/37	30	32
Pool #943388,
6.00%, 6/1/37	152	165

NORTHERN FUNDS QUARTERLY REPORT    47    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Fannie Mae - 13.1% continued
Pool #943617,
6.00%, 8/1/37	$71	$77
Pool #945876,
5.50%, 8/1/37	10	10
Pool #946527,
7.00%, 9/1/37	16	16
Pool #947216,
6.00%, 10/1/37	42	45
Pool #949391,
5.50%, 8/1/22	3	3
Pool #953018,
6.50%, 10/1/37	75	84
Pool #953910,
6.00%, 11/1/37	42	45
Pool #955771,
6.50%, 10/1/37	51	57
Pool #959604,
6.50%, 11/1/37	9	10
Pool #959880,
5.50%, 11/1/37	20	21
Pool #962687,
5.00%, 4/1/38	101	106
Pool #963735,
4.50%, 6/1/23	43	45
Pool #965389,
6.00%, 10/1/23	29	29
Pool #966660,
6.00%, 12/1/37	1	2
Pool #968037,
6.00%, 1/1/38	27	29
Pool #969632,
6.50%, 1/1/38	30	33
Pool #970013,
4.50%, 6/1/38	136	141
Pool #972452,
5.50%, 3/1/38	173	184
Pool #975365,
5.00%, 6/1/23	25	25
Pool #976963,
5.50%, 2/1/38	1,097	1,181
Pool #981704,
5.00%, 6/1/23	71	73
Pool #981854,
5.50%, 7/1/38	70	75
Pool #984075,
4.50%, 6/1/23	23	24
Pool #986760,
5.50%, 7/1/38	289	311
Pool #987114,
5.50%, 9/1/23	5	5
Pool #987115,
5.50%, 9/1/23	11	12
Pool #992472,
6.00%, 10/1/38	10	11
Pool #992491,
4.50%, 10/1/23	24	25
Pool #993055,
5.50%, 12/1/38	24	26
Pool #995018,
5.50%, 6/1/38	61	66
Pool #995203,
5.00%, 7/1/35	428	454
Pool #995266,
5.00%, 12/1/23	203	207
Pool #995879,
6.00%, 4/1/39	89	97
Pool #AA0649,
5.00%, 12/1/38	269	287
Pool #AA2939,
4.50%, 4/1/39	500	524
Pool #AA4482,
4.00%, 4/1/39	415	427
Pool #AA4562,
4.50%, 9/1/39	426	447
Pool #AA8978,
4.50%, 7/1/39	104	109
Pool #AA9357,
4.50%, 8/1/39	414	434
Pool #AB1048,
4.50%, 5/1/40	613	642
Pool #AB2067,
3.50%, 1/1/41	845	851
Pool #AB2092,
4.00%, 1/1/41	424	436

FIXED INCOME INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Fannie Mae - 13.1% continued
Pool #AB2272,
4.50%, 2/1/41	$609	$639
Pool #AB2693,
4.50%, 4/1/41	408	428
Pool #AB2768,
4.50%, 4/1/41	461	483
Pool #AB3035,
5.00%, 5/1/41	728	772
Pool #AB3246,
5.00%, 7/1/41	168	177
Pool #AB4057,
4.00%, 12/1/41	1,643	1,689
Pool #AB4293,
3.50%, 1/1/42	1,058	1,066
Pool #AB5049,
4.00%, 4/1/42	1,679	1,726
Pool #AB6016,
3.50%, 8/1/42	755	761
Pool #AB6293,
3.50%, 9/1/27	1,117	1,133
Pool #AB6472,
2.00%, 10/1/27	505	493
Pool #AB7076,
3.00%, 11/1/42	2,452	2,412
Pool #AB7503,
3.00%, 1/1/43	1,072	1,053
Pool #AB7733,
3.00%, 1/1/43	2,176	2,140
Pool #AB8787,
2.00%, 3/1/28	1,057	1,032
Pool #AB8823,
3.00%, 3/1/43	3,924	3,857
Pool #AB9019,
3.00%, 4/1/43	910	895
Pool #AB9136,
2.50%, 4/1/43	105	99
Pool #AB9363,
3.50%, 5/1/43	2,481	2,500
Pool #AB9990,
3.00%, 7/1/33	214	213
Pool #AC2947,
5.50%, 9/1/39	375	397
Pool #AC2969,
5.00%, 9/1/39	1,696	1,805
Pool #AC3263,
4.50%, 9/1/29	164	171
Pool #AC3312,
4.50%, 10/1/39	856	896
Pool #AC4861,
4.50%, 11/1/24	211	217
Pool #AC5040,
4.00%, 10/1/24	111	114
Pool #AC6118,
4.50%, 11/1/39	237	248
Pool #AC6742,
4.50%, 1/1/40	924	968
Pool #AC8518,
5.00%, 12/1/39	371	394
Pool #AC9581,
5.50%, 1/1/40	848	910
Pool #AD0119,
6.00%, 7/1/38	246	268
Pool #AD0585,
4.50%, 12/1/39	452	475
Pool #AD0639,
6.00%, 12/1/38	78	85
Pool #AD0969,
5.50%, 8/1/37	316	340
Pool #AD5241,
4.50%, 7/1/40	317	332
Pool #AD5525,
5.00%, 6/1/40	372	395
Pool #AD5556,
4.00%, 6/1/25	92	95
Pool #AD7859,
5.00%, 6/1/40	229	243
Pool #AE0949,
4.00%, 2/1/41	982	1,010
Pool #AE0971,
4.00%, 5/1/25	77	79
Pool #AE0981,
3.50%, 3/1/41	782	788
Pool #AE1807,
4.00%, 10/1/40	1,256	1,292

NORTHERN FUNDS QUARTERLY REPORT    49    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Fannie Mae - 13.1% continued
Pool #AE3873,
4.50%, 10/1/40	$179	$188
Pool #AE5436,
4.50%, 10/1/40	242	254
Pool #AE7758,
3.50%, 11/1/25	161	163
Pool #AH0525,
4.00%, 12/1/40	1,062	1,092
Pool #AH1295,
3.50%, 1/1/26	302	306
Pool #AH3226,
5.00%, 2/1/41	69	73
Pool #AH4158,
4.00%, 1/1/41	181	186
Pool #AH4450,
3.00%, 1/1/26	187	187
Pool #AH5573,
4.00%, 2/1/41	865	890
Pool #AH5614,
3.50%, 2/1/26	314	318
Pool #AH8854,
4.50%, 4/1/41	264	276
Pool #AI1247,
4.00%, 4/1/26	149	152
Pool #AI3470,
4.50%, 6/1/41	373	390
Pool #AI4361,
(Floating, ICE LIBOR USD 1Y + 1.80%, 8.05% Cap),
4.55%, 9/1/41(2)	13	14
Pool #AI4380,
(Floating, ICE LIBOR USD 1Y + 1.80%, 8.18% Cap),
4.68%, 11/1/41(2)	22	23
Pool #AI5603,
4.50%, 7/1/41	212	222
Pool #AI7743,
4.00%, 8/1/41	232	238
Pool #AI9137,
2.50%, 11/1/27	1,283	1,265
Pool #AI9555,
4.00%, 9/1/41	539	555
Pool #AI9828,
(Floating, ICE LIBOR USD 1Y + 1.82%, 7.87% Cap),
4.68%, 11/1/41(2)	31	32
Pool #AJ2001,
(Floating, ICE LIBOR USD 1Y + 1.80%, 8.02% Cap),
4.66%, 10/1/41(2)	17	17
Pool #AJ4093,
3.50%, 10/1/26	80	81
Pool #AJ4408,
4.50%, 10/1/41	109	113
Pool #AJ6086,
3.00%, 12/1/26	240	241
Pool #AJ9152,
3.50%, 12/1/26	1,002	1,014
Pool #AJ9218,
4.00%, 2/1/42	723	743
Pool #AJ9326,
3.50%, 1/1/42	1,217	1,227
Pool #AJ9355,
3.00%, 1/1/27	533	535
Pool #AK4813,
3.50%, 3/1/42	504	508
Pool #AK4945,
3.50%, 2/1/42	563	568
Pool #AK7766,
2.50%, 3/1/27	638	629
Pool #AK9444,
4.00%, 3/1/42	202	209
Pool #AL0442,
5.50%, 6/1/40	94	101
Pool #AL0766,
4.00%, 9/1/41	1,230	1,265
Pool #AL1449,
4.00%, 1/1/42	1,271	1,307
Pool #AL1849,
6.00%, 2/1/39	366	400
Pool #AL1939,
3.50%, 6/1/42	1,320	1,330
Pool #AL2243,
4.00%, 3/1/42	1,254	1,289
Pool #AL2303,
4.50%, 6/1/26	168	172

FIXED INCOME INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Fannie Mae - 13.1% continued
Pool #AL2326,
4.50%, 4/1/42	$2,468	$2,576
Pool #AL2397,
(Floating, ICE LIBOR USD 1Y + 1.71%, 7.68% Cap),
2.68%, 8/1/42(2)	132	138
Pool #AL2438,
3.00%, 9/1/27	1,281	1,285
Pool #AL2893,
3.50%, 12/1/42	3,069	3,093
Pool #AL3396,
2.50%, 3/1/28	577	570
Pool #AL3803,
3.00%, 6/1/28	1,083	1,086
Pool #AL4408,
4.50%, 11/1/43	1,527	1,601
Pool #AL4462,
2.50%, 6/1/28	1,024	1,010
Pool #AL4908,
4.00%, 2/1/44	1,170	1,203
Pool #AL5167,
3.50%, 1/1/34	309	315
Pool #AL5254,
3.00%, 11/1/27	758	760
Pool #AL5377,
4.00%, 6/1/44	3,071	3,161
Pool #AL5734,
3.50%, 9/1/29	990	1,004
Pool #AL5785,
4.00%, 9/1/44	1,806	1,863
Pool #AL6488,
3.50%, 8/1/43	643	648
Pool #AL7807,
3.00%, 11/1/30	2,540	2,537
Pool #AL8469,
3.50%, 4/1/31	454	460
Pool #AL8908,
3.00%, 8/1/46	891	873
Pool #AL8951,
3.00%, 8/1/46	840	820
Pool #AL9582,
3.00%, 12/1/31	1,167	1,165
Pool #AO0752,
3.00%, 4/1/42	704	692
Pool #AO0800,
3.00%, 4/1/27	495	496
Pool #AO2973,
3.50%, 5/1/42	1,524	1,536
Pool #AO4136,
3.50%, 6/1/42	927	935
Pool #AO7970,
2.50%, 6/1/27	334	330
Pool #AO8031,
3.50%, 7/1/42	2,515	2,534
Pool #AO8629,
3.50%, 7/1/42	428	432
Pool #AP6273,
3.00%, 10/1/42	710	699
Pool #AQ6784,
3.50%, 12/1/42	786	792
Pool #AQ8185,
2.50%, 1/1/28	203	200
Pool #AQ8647,
3.50%, 12/1/42	1,161	1,170
Pool #AR1706,
2.50%, 1/1/28	3,105	3,064
Pool #AR3054,
3.00%, 1/1/28	728	728
Pool #AR3792,
3.00%, 2/1/43	653	642
Pool #AR8151,
3.00%, 3/1/43	1,265	1,245
Pool #AR9188,
2.50%, 3/1/43	155	147
Pool #AR9582,
3.00%, 3/1/43	415	408
Pool #AS0018,
3.00%, 7/1/43	2,730	2,682
Pool #AS0275,
3.00%, 8/1/33	269	267
Pool #AS3294,
4.00%, 9/1/44	2,161	2,207
Pool #AS3600,
3.00%, 10/1/29	1,653	1,654
Pool #AS3657,
4.50%, 10/1/44	1,428	1,487

NORTHERN FUNDS QUARTERLY REPORT    51    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Fannie Mae - 13.1% continued
Pool #AS4085,
4.00%, 12/1/44	$627	$644
Pool #AS4306,
3.00%, 1/1/45	1,159	1,137
Pool #AS4458,
3.50%, 2/1/45	3,704	3,718
Pool #AS4715,
3.00%, 4/1/45	1,064	1,044
Pool #AS5090,
2.50%, 6/1/30	392	383
Pool #AS5324,
2.50%, 7/1/30	879	861
Pool #AS5500,
3.00%, 7/1/35	431	429
Pool #AS5666,
4.00%, 8/1/45	1,337	1,365
Pool #AS5892,
3.50%, 10/1/45	1,707	1,712
Pool #AS6192,
3.50%, 11/1/45	3,159	3,169
Pool #AS6262,
3.50%, 11/1/45	1,924	1,930
Pool #AS6332,
3.50%, 12/1/45	2,150	2,157
Pool #AS6398,
3.50%, 12/1/45	1,473	1,477
Pool #AS6730,
3.50%, 2/1/46	2,765	2,774
Pool #AS6887,
2.50%, 3/1/31	803	784
Pool #AS7149,
3.00%, 5/1/46	1,474	1,441
Pool #AS7157,
3.00%, 5/1/46	941	917
Pool #AS7247,
4.00%, 5/1/46	641	654
Pool #AS7343,
3.00%, 6/1/46	897	875
Pool #AS7480,
2.00%, 7/1/31	219	210
Pool #AS7580,
3.00%, 7/1/46	1,068	1,042
Pool #AS8067,
3.00%, 10/1/46	1,476	1,442
Pool #AS8074,
3.00%, 10/1/46	865	843
Pool #AS8178,
3.00%, 10/1/36	274	271
Pool #AS8194,
2.50%, 10/1/31	2,676	2,615
Pool #AS8424,
3.00%, 12/1/36	412	408
Pool #AS8483,
3.00%, 12/1/46	1,312	1,280
Pool #AS8591,
2.00%, 1/1/32	409	392
Pool #AS8614,
3.50%, 1/1/32	290	294
Pool #AS8699,
4.00%, 1/1/47	3,935	4,013
Pool #AS8787,
2.00%, 2/1/32	221	212
Pool #AS8960,
4.00%, 3/1/47	835	858
Pool #AS9505,
3.00%, 4/1/32	818	817
Pool #AT0666,
3.50%, 4/1/43	511	515
Pool #AT2720,
3.00%, 5/1/43	1,189	1,169
Pool #AT3164,
3.00%, 4/1/43	1,992	1,960
Pool #AT3180,
3.00%, 5/1/43	2,455	2,415
Pool #AT5026,
3.00%, 5/1/43	2,117	2,080
Pool #AU1657,
2.50%, 7/1/28	485	478
Pool #AU1689,
3.50%, 8/1/43	2,481	2,499
Pool #AU1808,
3.00%, 8/1/43	2,024	1,989
Pool #AU3164,
3.00%, 8/1/33	236	235

FIXED INCOME INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Fannie Mae - 13.1% continued
Pool #AU5918,
3.00%, 9/1/43	$1,858	$1,826
Pool #AU5919,
3.50%, 9/1/43	1,324	1,333
Pool #AV0691,
4.00%, 12/1/43	2,417	2,485
Pool #AV2339,
4.00%, 12/1/43	529	544
Pool #AW8167,
3.50%, 2/1/42	610	615
Pool #AW8595,
3.00%, 8/1/29	401	401
Pool #AX2163,
3.50%, 11/1/44	804	807
Pool #AX4413,
4.00%, 11/1/44	1,504	1,536
Pool #AX4839,
3.50%, 11/1/44	1,482	1,488
Pool #AX6139,
4.00%, 11/1/44	1,981	2,033
Pool #AY0544,
2.50%, 8/1/27	1,412	1,394
Pool #AY3062,
3.00%, 11/1/26	492	493
Pool #AY5580,
3.50%, 6/1/45	4,768	4,785
Pool #AY9555,
3.00%, 5/1/45	1,644	1,611
Pool #AZ1449,
3.00%, 7/1/45	1,149	1,125
Pool #AZ2936,
3.00%, 9/1/45	580	568
Pool #AZ2947,
4.00%, 9/1/45	1,419	1,448
Pool #AZ4775,
3.50%, 10/1/45	968	971
Pool #BA2911,
3.00%, 11/1/30	426	426
Pool #BC0326,
3.50%, 12/1/45	696	698
Pool #BC0822,
3.50%, 4/1/46	6,432	6,451
Pool #BC1105,
3.50%, 2/1/46	2,530	2,538
Pool #BC1510,
3.00%, 8/1/46	753	735
Pool #BC9096,
3.50%, 12/1/46	1,012	1,014
Pool #BE3171,
2.50%, 2/1/32	854	834
Pool #BH1130,
3.50%, 4/1/32	749	758
Pool #BH5784,
3.00%, 11/1/32	2,818	2,813
Pool #BH7032,
3.50%, 12/1/47	675	675
Pool #BH7106,
3.50%, 1/1/48	1,405	1,405
Pool #BH9215,
3.50%, 1/1/48	441	441
Pool #BJ0648,
3.50%, 3/1/48	1,473	1,474
Pool #BJ9181,
5.00%, 5/1/48	1,338	1,403
Pool #BJ9260,
4.00%, 4/1/48	1,532	1,562
Pool #BJ9977,
4.00%, 5/1/48	664	680
Pool #BK0276,
4.00%, 9/1/48	543	553
Pool #BK0920,
4.00%, 7/1/48	3,412	3,479
Pool #BK0922,
4.50%, 7/1/48	542	562
Pool #BK4740,
4.00%, 8/1/48	850	867
Pool #BK4764,
4.00%, 8/1/48	1,018	1,038
Pool #BK4816,
4.00%, 9/1/48	1,626	1,658
Pool #BM1687,
4.00%, 1/1/47	3,360	3,434
Pool #BM1787,
4.00%, 9/1/47	2,124	2,178

NORTHERN FUNDS QUARTERLY REPORT    53    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Fannie Mae - 13.1% continued
Pool #BM2001,
3.50%, 12/1/46	$396	$397
Pool #BM3286,
4.50%, 11/1/47	258	268
Pool #BM4151,
2.50%, 6/1/32	2,709	2,647
Pool #BN1176,
4.50%, 11/1/48	723	749
Pool #BN1628,
4.50%, 11/1/48	661	685
Pool #CA0110,
3.50%, 8/1/47	1,786	1,786
Pool #CA0619,
4.00%, 10/1/47	445	453
Pool #CA0620,
4.00%, 10/1/47	4,512	4,601
Pool #CA0656,
3.50%, 11/1/47	2,294	2,297
Pool #CA0859,
3.50%, 12/1/47	2,356	2,356
Pool #CA0917,
3.50%, 12/1/47	1,376	1,378
Pool #CA1370,
4.00%, 3/1/48	868	888
Pool #CA1378,
4.00%, 3/1/48	952	971
Pool #CA1564,
4.50%, 4/1/48	513	531
Pool #CA1711,
4.50%, 5/1/48	1,541	1,597
Pool #CA1902,
4.50%, 6/1/48	1,445	1,506
Pool #CA1909,
4.50%, 6/1/48	730	756
Pool #CA1951,
4.00%, 7/1/48	1,064	1,085
Pool #CA1952,
4.50%, 6/1/48	547	566
Pool #CA2056,
4.50%, 7/1/48	733	759
Pool #CA2208,
4.50%, 8/1/48	528	547
Pool #CA2256,
3.50%, 8/1/33	951	962
Pool #CA2366,
3.50%, 9/1/48	788	788
Pool #CA2375,
4.00%, 9/1/48	3,448	3,515
Pool #CA2616,
3.50%, 11/1/48	2,054	2,059
Pool #MA0361,
4.00%, 3/1/30	160	163
Pool #MA0667,
4.00%, 3/1/31	404	415
Pool #MA0706,
4.50%, 4/1/31	478	500
Pool #MA0711,
3.50%, 4/1/31	251	253
Pool #MA0804,
4.00%, 7/1/31	265	272
Pool #MA0976,
3.50%, 2/1/32	567	577
Pool #MA1107,
3.50%, 7/1/32	708	721
Pool #MA1138,
3.50%, 8/1/32	385	392
Pool #MA1141,
3.00%, 8/1/32	198	197
Pool #MA1200,
3.00%, 10/1/32	1,085	1,079
Pool #MA1239,
3.50%, 11/1/32	525	535
Pool #MA1432,
3.00%, 5/1/33	1,095	1,089
Pool #MA1511,
2.50%, 7/1/33	330	322
Pool #MA1764,
4.00%, 1/1/34	466	484
Pool #MA2320,
3.00%, 7/1/35	955	951
Pool #MA2473,
3.50%, 12/1/35	422	427
Pool #MA2489,
2.50%, 12/1/30	1,302	1,275

FIXED INCOME INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Fannie Mae - 13.1% continued
Pool #MA2512,
4.00%, 1/1/46	$597	$610
Pool #MA2670,
3.00%, 7/1/46	2,432	2,372
Pool #MA2672,
3.00%, 7/1/36	538	532
Pool #MA2705,
3.00%, 8/1/46	1,723	1,681
Pool #MA2737,
3.00%, 9/1/46	779	760
Pool #MA2738,
3.00%, 9/1/36	779	771
Pool #MA2771,
3.00%, 10/1/46	839	818
Pool #MA2775,
2.50%, 10/1/31	449	439
Pool #MA2781,
2.50%, 10/1/46	535	505
Pool #MA2804,
3.00%, 11/1/36	962	951
Pool #MA2817,
2.50%, 11/1/36	420	403
Pool #MA2841,
2.50%, 12/1/36	170	163
Pool #MA2863,
3.00%, 1/1/47	12,174	11,873
Pool #MA2895,
3.00%, 2/1/47	702	684
Pool #MA2929,
3.50%, 3/1/47	4,183	4,192
Pool #MA3028,
3.50%, 6/1/37	886	897
Pool #MA3057,
3.50%, 7/1/47	2,176	2,178
Pool #MA3058,
4.00%, 7/1/47	850	867
Pool #MA3059,
3.50%, 7/1/37	171	174
Pool #MA3073,
4.50%, 7/1/47	1,680	1,741
Pool #MA3127,
3.00%, 9/1/37	358	354
Pool #MA3150,
4.50%, 10/1/47	815	844
Pool #MA3181,
3.50%, 11/1/37	270	274
Pool #MA3182,
3.50%, 11/1/47	2,282	2,283
Pool #MA3184,
4.50%, 11/1/47	253	262
Pool #MA3185,
3.00%, 11/1/37	456	452
Pool #MA3188,
3.00%, 11/1/32	1,302	1,299
Pool #MA3211,
4.00%, 12/1/47	452	461
Pool #MA3239,
4.00%, 1/1/48	1,921	1,960
Pool #MA3276,
3.50%, 2/1/48	1,952	1,953
Pool #MA3281,
4.00%, 2/1/38	921	947
Pool #MA3334,
4.50%, 4/1/48	1,729	1,791
Pool #MA3385,
4.50%, 6/1/48	706	731
Pool #MA3412,
3.50%, 7/1/38	580	587
Pool #MA3443,
4.00%, 8/1/48	828	844
Pool #MA3444,
4.50%, 8/1/48	724	750
Pool #MA3467,
4.00%, 9/1/48	834	850
Pool #MA3492,
4.00%, 10/1/38	197	202
Pool TBA,
1/19/33(12)	6,400	6,386
1/19/48(12)	32,400	32,457

		400,819

Federal Home Loan Bank - 0.4%
2.63%, 5/28/20	500	501
1.38%, 9/28/20	3,000	2,939
2.63%, 10/1/20	5,000	5,007

NORTHERN FUNDS QUARTERLY REPORT    55    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Federal Home Loan Bank - 0.4% continued
3.00%, 10/12/21	$3,000	$3,038
5.50%, 7/15/36	500	643

		12,128

Freddie Mac - 0.8%
1.38%, 5/1/20	500	492
2.38%, 1/13/22	1,500	1,494
2.75%, 6/19/23	3,000	3,018
6.75%, 3/15/31	1,200	1,632
Freddie Mac Multifamily Structured Pass Through Certificates, Series K008, Class A2,
3.53%, 6/25/20	262	264
Freddie Mac Multifamily Structured Pass Through Certificates, Series K011, Class A2,
4.08%, 11/25/20	775	792
Freddie Mac Multifamily Structured Pass Through Certificates, Series K013, Class A2,
3.97%, 1/25/21	575	584
Freddie Mac Multifamily Structured Pass Through Certificates, Series K014, Class A2,
3.87%, 4/25/21	346	352
Freddie Mac Multifamily Structured Pass Through Certificates, Series K017, Class A2,
2.87%, 12/25/21	100	100
Freddie Mac Multifamily Structured Pass Through Certificates, Series K018, Class A2,
2.79%, 1/25/22	500	499
Freddie Mac Multifamily Structured Pass Through Certificates, Series K020, Class A2,
2.37%, 5/25/22	150	148
Freddie Mac Multifamily Structured Pass Through Certificates, Series K023, Class A2,
2.31%, 8/25/22	350	343
Freddie Mac Multifamily Structured Pass Through Certificates, Series K024, Class A2,
2.57%, 9/25/22	200	198
Freddie Mac Multifamily Structured Pass Through Certificates, Series K025, Class A1,
1.88%, 4/25/22	264	260
Freddie Mac Multifamily Structured Pass Through Certificates, Series K027, Class A2,
2.64%, 1/25/23	750	742
Freddie Mac Multifamily Structured Pass Through Certificates, Series K028, Class A2,
3.11%, 2/25/23	300	302
Freddie Mac Multifamily Structured Pass Through Certificates, Series K029, Class A2,
3.32%, 2/25/23	250	254
Freddie Mac Multifamily Structured Pass Through Certificates, Series K030, Class A2,
3.25%, 4/25/23	300	303
Freddie Mac Multifamily Structured Pass Through Certificates, Series K031, Class A2,
3.30%, 4/25/23	227	230
Freddie Mac Multifamily Structured Pass Through Certificates, Series K032, Class A2,
3.31%, 5/25/23	365	370
Freddie Mac Multifamily Structured Pass Through Certificates, Series K033, Class A2,
3.06%, 7/25/23	350	351
Freddie Mac Multifamily Structured Pass Through Certificates, Series K038, Class A2,
3.39%, 3/25/24	295	300
Freddie Mac Multifamily Structured Pass Through Certificates, Series K040, Class A2,
3.24%, 9/25/24	300	303
Freddie Mac Multifamily Structured Pass Through Certificates, Series K041, Class A2,
3.17%, 10/25/24	300	302

FIXED INCOME INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Freddie Mac - 0.8% continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class A2,
2.67%, 12/25/24	$200	$196
Freddie Mac Multifamily Structured Pass Through Certificates, Series K043, Class A2,
3.06%, 12/25/24	200	200
Freddie Mac Multifamily Structured Pass Through Certificates, Series K046, Class A2,
3.21%, 3/25/25	250	252
Freddie Mac Multifamily Structured Pass Through Certificates, Series K051, Class A2,
3.31%, 9/25/25	300	304
Freddie Mac Multifamily Structured Pass Through Certificates, Series K053, Class A2,
3.00%, 12/25/25	300	297
Freddie Mac Multifamily Structured Pass Through Certificates, Series K054, Class A2,
2.75%, 1/25/26	250	244
Freddie Mac Multifamily Structured Pass Through Certificates, Series K055, Class A2,
2.67%, 3/25/26	500	485
Freddie Mac Multifamily Structured Pass Through Certificates, Series K056, Class A2,
2.53%, 5/25/26	400	383
Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class A2,
2.65%, 8/25/26	250	241
Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,
3.24%, 4/25/27	350	349
Freddie Mac Multifamily Structured Pass Through Certificates, Series K066, Class A2,
3.12%, 6/25/27	350	346
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,
3.19%, 7/25/27	250	248
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,
3.24%, 8/25/27	150	149
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,
3.19%, 9/25/27	200	198
Freddie Mac Multifamily Structured Pass Through Certificates, Series K070, Class A2,
3.30%, 11/25/27	150	150
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,
3.44%, 12/25/27	150	151
Freddie Mac Multifamily Structured Pass Through Certificates, Series K073, Class A2,
3.35%, 1/25/28	150	150
Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,
3.60%, 1/25/28	150	153
Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,
3.65%, 2/25/28	150	153
Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,
3.90%, 6/25/51	200	209
Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,
3.85%, 5/25/28	200	206
Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,
3.85%, 6/25/28	150	155

NORTHERN FUNDS QUARTERLY REPORT    57    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Freddie Mac - 0.8% continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,
3.93%, 6/25/28	$200	$209
Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,
3.93%, 7/25/28	200	208
Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,
3.90%, 8/25/28	200	208
Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class A2,
3.92%, 9/25/28	350	363
Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,
4.05%, 9/25/28	200	209
Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,
3.86%, 11/25/28	200	208
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,
3.42%, 4/25/32	100	99
Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,
3.75%, 4/25/33	100	101
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,
3.99%, 5/25/33	100	103
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,
3.99%, 8/25/33	100	103
Freddie Mac Multifamily Structured Pass Through Certificates, Series K716, Class A2,
3.13%, 6/25/21	500	502
Freddie Mac Multifamily Structured Pass Through Certificates, Series K718, Class A2,
2.79%, 1/25/22	250	249
Freddie Mac Multifamily Structured Pass Through Certificates, Series K719, Class A2,
2.73%, 6/25/22	100	99
Freddie Mac Multifamily Structured Pass Through Certificates, Series K722, Class A2,
2.41%, 3/25/23	250	245
Freddie Mac Multifamily Structured Pass Through Certificates, Series K723, Class A2,
2.45%, 8/25/23	250	245
Freddie Mac Multifamily Structured Pass Through Certificates, Series K729, Class A2,
3.14%, 10/25/24	200	201
Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,
3.59%, 1/25/25	200	204
Freddie Mac Multifamily Structured Pass Through Certificates, Series K731, Class A2,
3.60%, 2/25/25	150	154
Freddie Mac Multifamily Structured Pass Through Certificates, Series K732, Class A2,
3.70%, 5/25/25	400	412
Freddie Mac Multifamily Structured Pass Through Certificates, Series K733, Class A2,
3.75%, 8/25/25	500	518
Freddie Mac Multifamily Structured Pass Through Certificates, Series KC02, Class A2,
3.37%, 7/25/25	300	302

		23,794

Freddie Mac Gold - 8.0%
Pool #A16753,
5.00%, 11/1/33	44	47
Pool #A17665,
5.00%, 1/1/34	49	52

FIXED INCOME INDEX FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Freddie Mac Gold - 8.0% continued
Pool #A27950,
5.50%, 11/1/34	$232	$251
Pool #A31136,
5.50%, 1/1/35	204	217
Pool #A39306,
5.50%, 11/1/35	142	153
Pool #A46224,
5.00%, 7/1/35	20	22
Pool #A48104,
5.00%, 1/1/36	60	64
Pool #A51296,
6.00%, 8/1/36	7	7
Pool #A54897,
6.50%, 8/1/36	37	40
Pool #A56110,
5.50%, 12/1/36	119	126
Pool #A57604,
5.00%, 3/1/37	142	151
Pool #A58718,
5.50%, 3/1/37	13	14
Pool #A59081,
5.50%, 4/1/37	191	206
Pool #A60942,
5.00%, 5/1/37	52	54
Pool #A61560,
5.50%, 10/1/36	255	275
Pool #A61573,
5.00%, 9/1/34	735	773
Pool #A61597,
5.50%, 12/1/35	34	36
Pool #A64474,
5.50%, 9/1/37	16	17
Pool #A67116,
7.00%, 10/1/37	15	17
Pool #A68761,
5.50%, 9/1/37	127	134
Pool #A69169,
4.50%, 12/1/37	53	55
Pool #A69303,
6.00%, 11/1/37	21	23
Pool #A73778,
5.00%, 2/1/38	87	92
Pool #A74134,
7.00%, 2/1/38	22	23
Pool #A78507,
5.00%, 6/1/38	284	302
Pool #A81606,
6.00%, 9/1/38	17	18
Pool #A83008,
5.50%, 11/1/38	208	223
Pool #A84432,
4.50%, 2/1/39	50	53
Pool #A88476,
4.50%, 9/1/39	1,502	1,568
Pool #A89346,
4.50%, 10/1/39	796	834
Pool #A90749,
4.50%, 1/1/40	674	705
Pool #A91541,
5.00%, 3/1/40	191	202
Pool #A91626,
4.50%, 3/1/40	410	429
Pool #A91942,
4.50%, 4/1/40	288	302
Pool #A94672,
4.50%, 10/1/40	414	432
Pool #A96296,
4.00%, 1/1/41	491	506
Pool #A96310,
4.00%, 1/1/41	361	371
Pool #A96995,
4.00%, 2/1/41	805	828
Pool #A97443,
4.50%, 3/1/41	358	375
Pool #B17658,
4.50%, 1/1/20	1	1
Pool #B18502,
5.50%, 6/1/20	2	2
Pool #B18931,
4.50%, 3/1/20	1	1
Pool #C03457,
4.50%, 2/1/40	250	262
Pool #C03812,
3.50%, 4/1/42	569	577

NORTHERN FUNDS QUARTERLY REPORT    59    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Freddie Mac Gold - 8.0% continued
Pool #C03821,
3.50%, 4/1/42	$1,188	$1,197
Pool #C04268,
3.00%, 10/1/42	2,657	2,613
Pool #C09004,
3.50%, 7/1/42	403	406
Pool #C09042,
3.50%, 5/1/43	515	519
Pool #C09063,
4.00%, 9/1/44	418	427
Pool #C09066,
3.50%, 10/1/44	581	584
Pool #C91009,
5.00%, 11/1/26	10	11
Pool #C91247,
5.00%, 4/1/29	116	122
Pool #C91354,
4.00%, 1/1/31	403	413
Pool #C91370,
4.50%, 5/1/31	206	215
Pool #C91388,
3.50%, 2/1/32	246	250
Pool #C91402,
4.00%, 10/1/31	329	338
Pool #C91408,
3.50%, 11/1/31	244	249
Pool #C91485,
3.50%, 8/1/32	387	394
Pool #C91811,
4.00%, 1/1/35	171	177
Pool #C91826,
3.00%, 5/1/35	315	313
Pool #C91858,
3.00%, 12/1/35	335	331
Pool #C91879,
3.00%, 6/1/36	381	377
Pool #C91891,
3.00%, 9/1/36	404	399
Pool #C91904,
2.50%, 11/1/36	252	242
Pool #C91908,
3.00%, 1/1/37	168	166
Pool #C91949,
3.00%, 9/1/37	446	442
Pool #C91955,
3.00%, 10/1/37	365	361
Pool #C91970,
3.50%, 1/1/38	468	474
Pool #C91971,
4.00%, 1/1/38	182	187
Pool #C92003,
3.50%, 7/1/38	387	392
Pool #C92010,
4.00%, 8/1/38	502	516
Pool #D97564,
5.00%, 1/1/28	108	114
Pool #D99094,
3.00%, 3/1/32	262	260
Pool #E03033,
3.00%, 2/1/27	492	493
Pool #E04044,
3.50%, 8/1/27	804	814
Pool #E04072,
2.50%, 8/1/27	222	219
Pool #G01907,
4.50%, 8/1/34	25	26
Pool #G01974,
5.00%, 12/1/35	240	255
Pool #G02064,
5.00%, 2/1/36	115	122
Pool #G02069,
5.50%, 3/1/36	17	19
Pool #G02386,
6.00%, 11/1/36	186	202
Pool #G02391,
6.00%, 11/1/36	6	6
Pool #G02540,
5.00%, 11/1/34	56	60
Pool #G02649,
6.00%, 1/1/37	8	9
Pool #G02702,
6.50%, 1/1/37	11	12
Pool #G02789,
6.00%, 4/1/37	654	715

FIXED INCOME INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Freddie Mac Gold - 8.0% continued
Pool #G02911,
6.00%, 4/1/37	$8	$9
Pool #G02973,
6.00%, 6/1/37	23	25
Pool #G03121,
5.00%, 6/1/36	98	104
Pool #G03134,
5.50%, 8/1/36	41	44
Pool #G03176,
5.00%, 8/1/37	30	32
Pool #G03218,
6.00%, 9/1/37	24	27
Pool #G03351,
6.00%, 9/1/37	45	49
Pool #G03513,
6.00%, 11/1/37	54	59
Pool #G03600,
7.00%, 11/1/37	23	27
Pool #G03737,
6.50%, 11/1/37	310	341
Pool #G03992,
6.00%, 3/1/38	54	59
Pool #G04287,
5.00%, 5/1/38	96	101
Pool #G04459,
5.50%, 6/1/38	84	90
Pool #G04611,
6.00%, 7/1/38	156	169
Pool #G04650,
6.50%, 9/1/38	80	89
Pool #G04817,
5.00%, 9/1/38	61	65
Pool #G05082,
5.00%, 3/1/38	137	146
Pool #G05167,
4.50%, 2/1/39	169	175
Pool #G05725,
4.50%, 11/1/39	387	404
Pool #G05733,
5.00%, 11/1/39	292	310
Pool #G05870,
4.50%, 4/1/40	466	488
Pool #G05969,
5.00%, 8/1/40	192	203
Pool #G05971,
5.50%, 8/1/40	766	813
Pool #G06020,
5.50%, 12/1/39	678	725
Pool #G06767,
5.00%, 10/1/41	597	633
Pool #G06947,
6.00%, 5/1/40	189	207
Pool #G07030,
4.00%, 6/1/42	2,149	2,211
Pool #G07098,
3.50%, 7/1/42	634	639
Pool #G07152,
4.00%, 6/1/42	1,649	1,696
Pool #G07171,
4.00%, 8/1/42	911	937
Pool #G07445,
2.50%, 7/1/43	656	620
Pool #G07787,
4.00%, 8/1/44	3,072	3,154
Pool #G07924,
3.50%, 1/1/45	907	912
Pool #G07961,
3.50%, 3/1/45	1,843	1,852
Pool #G07998,
4.50%, 7/1/44	433	450
Pool #G08189,
7.00%, 3/1/37	28	32
Pool #G08192,
5.50%, 4/1/37	39	42
Pool #G08341,
5.00%, 4/1/39	830	878
Pool #G08477,
3.50%, 2/1/42	729	734
Pool #G08537,
3.00%, 7/1/43	2,273	2,233
Pool #G08554,
3.50%, 10/1/43	959	966
Pool #G08608,
3.00%, 9/1/44	416	408

NORTHERN FUNDS QUARTERLY REPORT    61    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Freddie Mac Gold - 8.0% continued
Pool #G08614,
3.00%, 11/1/44	$4,145	$4,066
Pool #G08624,
4.00%, 1/1/45	1,257	1,285
Pool #G08632,
3.50%, 3/1/45	1,657	1,663
Pool #G08648,
3.00%, 6/1/45	710	695
Pool #G08650,
3.50%, 6/1/45	1,305	1,310
Pool #G08653,
3.00%, 7/1/45	1,735	1,696
Pool #G08660,
4.00%, 8/1/45	440	450
Pool #G08666,
3.00%, 9/1/45	5,158	5,042
Pool #G08667,
3.50%, 9/1/45	1,027	1,031
Pool #G08672,
4.00%, 10/1/45	595	607
Pool #G08677,
4.00%, 11/1/45	545	556
Pool #G08681,
3.50%, 12/1/45	1,947	1,953
Pool #G08698,
3.50%, 3/1/46	1,013	1,015
Pool #G08702,
3.50%, 4/1/46	1,042	1,046
Pool #G08710,
3.00%, 6/1/46	1,205	1,176
Pool #G08715,
3.00%, 8/1/46	2,624	2,561
Pool #G08721,
3.00%, 9/1/46	736	718
Pool #G08726,
3.00%, 10/1/46	970	947
Pool #G08747,
3.00%, 2/1/47	613	597
Pool #G08766,
3.50%, 6/1/47	1,203	1,204
Pool #G08774,
3.50%, 8/1/47	445	445
Pool #G08785,
4.00%, 10/1/47	1,914	1,952
Pool #G08788,
3.50%, 11/1/47	2,661	2,661
Pool #G08790,
4.50%, 11/1/47	1,725	1,786
Pool #G08792,
3.50%, 12/1/47	699	699
Pool #G08793,
4.00%, 12/1/47	1,963	2,005
Pool #G08794,
4.50%, 12/1/47	614	636
Pool #G08797,
4.00%, 1/1/48	1,667	1,701
Pool #G08804,
3.50%, 3/1/48	1,676	1,676
Pool #G08814,
4.00%, 5/1/48	1,340	1,366
Pool #G08818,
4.50%, 6/1/48	409	423
Pool #G08827,
4.50%, 7/1/48	966	1,000
Pool #G08831,
4.00%, 8/1/48	1,163	1,186
Pool #G08842,
4.00%, 10/1/48	1,727	1,761
Pool #G11776,
4.50%, 9/1/20	5	5
Pool #G12571,
4.00%, 1/1/22	23	23
Pool #G12673,
5.00%, 9/1/21	12	12
Pool #G12837,
4.50%, 4/1/22	21	21
Pool #G12868,
5.00%, 11/1/22	46	48
Pool #G12869,
5.00%, 9/1/22	35	35
Pool #G13136,
4.50%, 5/1/23	50	51
Pool #G13151,
6.00%, 3/1/23	38	39

FIXED INCOME INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Freddie Mac Gold - 8.0% continued
Pool #G13201,
4.50%, 7/1/23	$29	$30
Pool #G13433,
5.50%, 1/1/24	41	43
Pool #G14168,
5.50%, 12/1/24	51	52
Pool #G14239,
4.00%, 9/1/26	842	863
Pool #G14554,
4.50%, 7/1/26	70	72
Pool #G14891,
3.00%, 10/1/28	356	356
Pool #G15089,
2.50%, 11/1/28	598	591
Pool #G15134,
3.00%, 5/1/29	247	248
Pool #G15468,
3.50%, 12/1/29	505	513
Pool #G16499,
2.00%, 8/1/32	144	138
Pool #G16562,
3.50%, 8/1/33	955	968
Pool #G16600,
3.00%, 7/1/33	3,337	3,326
Pool #G18220,
6.00%, 11/1/22	7	7
Pool #G18420,
3.00%, 1/1/27	649	651
Pool #G18438,
2.50%, 6/1/27	299	296
Pool #G18442,
3.50%, 8/1/27	485	491
Pool #G18475,
2.50%, 8/1/28	2,232	2,207
Pool #G18571,
2.50%, 10/1/30	466	455
Pool #G18601,
3.00%, 5/1/31	648	646
Pool #G18618,
2.00%, 11/1/31	236	226
Pool #G18626,
2.50%, 1/1/32	3,305	3,227
Pool #G18629,
2.00%, 1/1/32	80	77
Pool #G18664,
3.50%, 10/1/32	425	431
Pool #G30327,
4.50%, 1/1/27	20	21
Pool #G30835,
3.50%, 12/1/35	352	356
Pool #G31020,
2.50%, 2/1/37	92	88
Pool #G31057,
3.00%, 2/1/38	465	458
Pool #G60145,
3.50%, 8/1/45	976	979
Pool #G60238,
3.50%, 10/1/45	1,395	1,401
Pool #G60361,
3.50%, 12/1/45	1,384	1,389
Pool #G60440,
3.50%, 3/1/46	2,361	2,371
Pool #G60696,
3.00%, 9/1/46	1,319	1,287
Pool #G60707,
3.00%, 9/1/46	1,248	1,220
Pool #G60723,
3.00%, 10/1/46	1,012	989
Pool #G60724,
3.00%, 10/1/46	1,013	989
Pool #G60948,
3.00%, 1/1/47	3,499	3,410
Pool #G61044,
3.50%, 3/1/47	4,382	4,391
Pool #G61578,
4.50%, 8/1/48	489	506
Pool #G61608,
4.50%, 9/1/48	1,371	1,424
Pool #G61645,
4.00%, 10/1/48	1,678	1,711
Pool #J00991,
4.00%, 1/1/21	12	12
Pool #J02541,
4.00%, 9/1/20	3	3

NORTHERN FUNDS QUARTERLY REPORT    63    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Freddie Mac Gold - 8.0% continued
Pool #J03041,
6.00%, 7/1/21	$7	$7
Pool #J03736,
5.50%, 11/1/21	15	15
Pool #J05307,
4.50%, 8/1/22	6	6
Pool #J06175,
5.00%, 5/1/21	3	3
Pool #J06465,
6.00%, 11/1/22	3	3
Pool #J06476,
5.50%, 11/1/22	14	15
Pool #J08098,
5.50%, 6/1/23	9	9
Pool #J08202,
5.00%, 7/1/23	12	12
Pool #J08454,
5.00%, 8/1/23	15	15
Pool #J08913,
5.50%, 10/1/23	13	14
Pool #J09148,
5.00%, 12/1/23	37	38
Pool #J09305,
5.00%, 2/1/24	53	54
Pool #J09463,
5.00%, 3/1/24	35	35
Pool #J11136,
4.00%, 11/1/24	46	47
Pool #J12098,
4.50%, 4/1/25	278	287
Pool #J14808,
3.50%, 3/1/26	352	356
Pool #J17055,
3.00%, 11/1/26	221	222
Pool #J17232,
3.00%, 11/1/26	272	273
Pool #J17932,
3.00%, 3/1/27	433	435
Pool #J20834,
2.50%, 10/1/27	562	556
Pool #J21601,
2.50%, 12/1/27	1,991	1,968
Pool #J22069,
2.50%, 1/1/28	139	138
Pool #J22986,
2.50%, 3/1/28	1,135	1,123
Pool #J23813,
2.00%, 5/1/28	978	960
Pool #J30435,
3.00%, 1/1/30	629	630
Pool #J31371,
2.50%, 4/1/30	817	800
Pool #J32223,
2.50%, 7/1/30	592	580
Pool #J32244,
3.00%, 7/1/30	2,090	2,087
Pool #J34252,
3.50%, 4/1/31	119	121
Pool #K90071,
3.00%, 2/1/33	922	906
Pool #K90641,
3.50%, 6/1/33	135	138
Pool #K90791,
3.00%, 7/1/33	370	368
Pool #K91490,
3.50%, 1/1/34	753	766
Pool #K92325,
3.00%, 1/1/35	511	508
Pool #Q02211,
4.50%, 7/1/41	449	469
Pool #Q02605,
4.50%, 8/1/41	1,074	1,125
Pool #Q03085,
4.00%, 9/1/41	220	227
Pool #Q04649,
3.50%, 11/1/41	277	279
Pool #Q08894,
3.50%, 6/1/42	747	752
Pool #Q09009,
4.00%, 6/1/42	1,514	1,557
Pool #Q10389,
3.50%, 8/1/42	1,219	1,230
Pool #Q10438,
3.50%, 8/1/42	1,185	1,194

FIXED INCOME INDEX FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Freddie Mac Gold - 8.0% continued
Pool #Q14324,
3.00%, 1/1/43	$1,288	$1,266
Pool #Q14426,
3.00%, 1/1/43	3,581	3,516
Pool #Q14676,
3.00%, 1/1/43	825	810
Pool #Q15438,
3.00%, 2/1/43	1,127	1,108
Pool #Q15843,
3.00%, 2/1/43	371	365
Pool #Q18305,
3.50%, 5/1/43	2,028	2,042
Pool #Q18339,
3.00%, 5/1/43	390	384
Pool #Q19697,
3.00%, 6/1/43	912	896
Pool #Q19909,
3.00%, 7/1/43	707	695
Pool #Q20550,
3.00%, 8/1/43	1,210	1,189
Pool #Q21320,
3.50%, 8/1/43	481	485
Pool #Q24954,
4.00%, 2/1/44	761	781
Pool #Q27352,
3.50%, 7/1/44	2,576	2,594
Pool #Q27353,
4.00%, 7/1/44	1,997	2,047
Pool #Q29640,
4.00%, 11/1/44	780	800
Pool #Q36759,
3.50%, 10/1/45	1,449	1,455
Pool #Q37471,
4.00%, 11/1/45	950	970
Pool #Q37986,
3.50%, 12/1/45	711	713
Pool #Q40841,
3.00%, 6/1/46	1,138	1,111
Pool #Q43876,
3.00%, 10/1/46	1,072	1,046
Pool #Q44663,
3.00%, 11/1/46	1,547	1,508
Pool #Q45095,
3.50%, 12/1/46	3,137	3,143
Pool #Q48874,
3.50%, 6/1/47	364	365
Pool #Q50031,
3.50%, 8/1/47	1,295	1,296
Pool #Q50962,
3.50%, 9/1/47	1,671	1,671
Pool #Q52115,
3.50%, 11/1/47	694	694
Pool #Q52319,
3.50%, 11/1/47	1,493	1,492
Pool #Q52985,
3.50%, 12/1/47	573	572
Pool #Q53695,
3.50%, 1/1/48	1,527	1,526
Pool #Q54334,
3.50%, 2/1/48	1,329	1,329
Pool #Q54891,
4.00%, 3/1/48	1,131	1,153
Pool #Q56363,
4.50%, 5/1/48	1,124	1,164
Pool #Q57433,
4.00%, 7/1/48	1,081	1,102
Pool #Q57443,
5.00%, 7/1/48	773	812
Pool #Q58069,
4.00%, 8/1/48	789	805
Pool #Q58304,
4.00%, 9/1/48	1,734	1,768
Pool #Q58904,
4.50%, 10/1/48	979	1,013
Pool #Q59882,
3.50%, 11/1/48	1,298	1,300
Pool #V60268,
3.00%, 9/1/28	1,045	1,048
Pool #V60886,
2.50%, 8/1/30	276	270
Pool #V60902,
2.50%, 8/1/30	215	210
Pool #V61151,
2.50%, 5/1/31	785	767

NORTHERN FUNDS QUARTERLY REPORT    65    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Freddie Mac Gold - 8.0% continued
Pool #V61347,
2.50%, 10/1/31	$823	$804
Pool #V80003,
3.00%, 4/1/43	1,727	1,698
Pool #V80004,
3.00%, 4/1/43	472	463
Pool #V80058,
3.00%, 5/1/43	758	745
Pool #V83616,
4.00%, 11/1/47	913	931
Pool #V84594,
4.00%, 9/1/48	2,826	2,882
Pool TBA,
1/19/33(12)	4,600	4,551
1/19/48(12)	24,220	24,526

		243,716

Government National Mortgage Association I - 0.7%
Pool #510835,
5.50%, 2/15/35	30	33
Pool #553463,
3.50%, 1/15/42	739	748
Pool #597889,
5.50%, 6/15/33	202	215
Pool #614169,
5.00%, 7/15/33	50	53
Pool #616879,
3.50%, 2/15/42	494	500
Pool #617739,
6.00%, 10/15/37	11	12
Pool #634431,
6.00%, 9/15/34	18	20
Pool #641416,
5.50%, 4/15/35	149	160
Pool #646341,
6.00%, 11/15/36	39	43
Pool #648538,
5.00%, 12/15/35	61	64
Pool #651753,
5.50%, 3/15/36	11	12
Pool #670030,
3.00%, 7/15/45	653	644
Pool #675211,
6.50%, 3/15/38	9	10
Pool #675484,
5.50%, 6/15/38	71	76
Pool #676360,
6.50%, 10/15/37	7	7
Pool #682899,
6.00%, 9/15/40	179	197
Pool #687824,
5.50%, 8/15/38	117	124
Pool #687900,
5.00%, 9/15/38	117	122
Pool #687901,
5.00%, 9/15/38	73	77
Pool #692309,
6.00%, 1/15/39	61	66
Pool #697645,
5.50%, 10/15/38	40	44
Pool #698236,
5.00%, 6/15/39	322	341
Pool #698336,
4.50%, 5/15/39	352	367
Pool #699277,
6.00%, 9/15/38	17	18
Pool #700918,
5.50%, 11/15/38	125	133
Pool #700972,
5.50%, 11/15/38	22	23
Pool #701196,
6.00%, 10/15/38	13	14
Pool #703677,
5.50%, 6/15/39	142	151
Pool #704185,
5.50%, 1/15/39	32	34
Pool #704514,
4.50%, 5/15/39	572	598
Pool #704624,
4.50%, 7/15/39	1,681	1,757
Pool #717175,
4.50%, 6/15/39	337	352
Pool #719262,
5.00%, 8/15/40	163	172
Pool #720065,
4.50%, 6/15/39	1,119	1,170

FIXED INCOME INDEX FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Government National Mortgage Association I - 0.7% continued
Pool #720202,
4.50%, 7/15/39	$264	$276
Pool #723231,
4.00%, 10/15/39	240	246
Pool #723339,
5.00%, 9/15/39	157	166
Pool #726085,
4.00%, 11/15/24	98	100
Pool #728629,
4.50%, 1/15/40	503	526
Pool #733663,
4.50%, 5/15/40	1,284	1,344
Pool #736768,
3.00%, 11/15/42	1,002	991
Pool #737286,
4.50%, 5/15/40	433	452
Pool #737416,
3.50%, 9/15/25	89	90
Pool #738134,
3.50%, 4/15/26	174	176
Pool #738247,
4.50%, 4/15/41	198	207
Pool #745215,
4.00%, 7/15/25	71	73
Pool #747643,
4.50%, 8/15/40	673	703
Pool #760874,
3.50%, 2/15/26	146	147
Pool #768800,
4.50%, 6/15/41	96	100
Pool #773939,
4.00%, 11/15/41	500	518
Pool #778957,
3.50%, 3/15/42	630	639
Pool #782131,
5.50%, 12/15/36	50	54
Pool #782150,
5.50%, 4/15/37	59	64
Pool #782259,
5.00%, 2/15/36	115	122
Pool #782272,
5.50%, 2/15/38	108	117
Pool #782498,
6.00%, 12/15/38	52	56
Pool #782565,
5.00%, 2/15/39	1,200	1,272
Pool #782584,
5.00%, 3/15/39	70	74
Pool #782675,
4.50%, 6/15/24	79	83
Pool #782696,
5.00%, 6/15/39	283	300
Pool #782831,
6.00%, 12/15/39	37	39
Pool #783176,
4.00%, 11/15/40	677	698
Pool #783467,
4.00%, 10/15/41	2,065	2,129
Pool #783740,
2.50%, 12/15/27	242	237
Pool #AA5391,
3.50%, 6/15/42	44	45
Pool #AA6089,
3.00%, 2/15/43	413	409
Pool #AB2761,
3.50%, 8/15/42	164	166
Pool #AB2891,
3.00%, 9/15/42	240	238
Pool #AD8781,
3.00%, 3/15/43	370	366
Pool #AD9016,
3.00%, 4/15/43	439	436
Pool #AL1763,
3.50%, 1/15/45	250	252

		22,268

Government National Mortgage Association II - 7.7%
Pool #3570,
6.00%, 6/20/34	49	53
Pool #3665,
5.50%, 1/20/35	139	148
Pool #3852,
6.00%, 5/20/36	22	24
Pool #3879,
6.00%, 7/20/36	68	74

NORTHERN FUNDS QUARTERLY REPORT    67    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Government National Mortgage Association II - 7.7% continued
Pool #3910,
6.00%, 10/20/36	$33	$36
Pool #3994,
5.00%, 6/20/37	22	24
Pool #4018,
6.50%, 8/20/37	82	95
Pool #4026,
5.00%, 9/20/37	35	37
Pool #4027,
5.50%, 9/20/37	16	17
Pool #4040,
6.50%, 10/20/37	17	19
Pool #4098,
5.50%, 3/20/38	102	109
Pool #4116,
6.50%, 4/20/38	39	44
Pool #4170,
6.00%, 6/20/38	80	87
Pool #4194,
5.50%, 7/20/38	189	202
Pool #4243,
5.00%, 9/20/38	45	48
Pool #4244,
5.50%, 9/20/38	54	58
Pool #4245,
6.00%, 9/20/38	29	31
Pool #4269,
6.50%, 10/20/38	39	44
Pool #4290,
5.50%, 11/20/38	35	37
Pool #4344,
6.00%, 1/20/39	63	68
Pool #4345,
6.50%, 1/20/39	43	49
Pool #4425,
5.50%, 4/20/39	118	126
Pool #4559,
5.00%, 10/20/39	255	271
Pool #4561,
6.00%, 10/20/39	149	162
Pool #4617,
4.50%, 1/20/40	79	82
Pool #4619,
5.50%, 1/20/40	244	260
Pool #4713,
4.50%, 6/20/40	231	242
Pool #4747,
5.00%, 7/20/40	199	213
Pool #4881,
3.50%, 12/20/40	851	863
Pool #4882,
4.00%, 12/20/40	1,953	2,017
Pool #4923,
4.50%, 1/20/41	186	195
Pool #5050,
4.00%, 5/20/26	149	153
Pool #5081,
4.00%, 6/20/41	309	320
Pool #5082,
4.50%, 6/20/41	321	337
Pool #5083,
5.00%, 6/20/41	1,242	1,318
Pool #5114,
4.00%, 7/20/41	1,238	1,279
Pool #5141,
5.00%, 8/20/41	165	175
Pool #5175,
4.50%, 9/20/41	174	183
Pool #5176,
5.00%, 9/20/41	871	922
Pool #5202,
3.50%, 10/20/41	477	483
Pool #5203,
4.00%, 10/20/41	303	313
Pool #5232,
3.50%, 11/20/41	930	942
Pool #5264,
5.50%, 12/20/41	21	23
Pool #5280,
4.00%, 1/20/42	338	349
Pool #5304,
3.50%, 2/20/42	346	350
Pool #5317,
5.50%, 2/20/42	155	166

FIXED INCOME INDEX FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Government National Mortgage Association II - 7.7% continued
Pool #5326,
3.00%, 3/20/27	$426	$428
Pool #5331,
3.50%, 3/20/42	557	564
Pool #626951,
3.00%, 6/20/45	695	685
Pool #737602,
4.00%, 11/20/40	370	381
Pool #752757,
4.50%, 11/20/40	445	467
Pool #755677,
4.00%, 12/20/40	271	279
Pool #766711,
4.00%, 5/20/42	1,304	1,342
Pool #782433,
6.00%, 10/20/38	115	124
Pool #783976,
3.50%, 4/20/43	3,993	4,038
Pool #784345,
3.50%, 7/20/47	971	977
Pool #AA5970,
3.00%, 1/20/43	1,277	1,262
Pool #AA6054,
3.00%, 2/20/43	1,864	1,840
Pool #AA6149,
3.00%, 3/20/43	1,309	1,292
Pool #AA6160,
3.50%, 3/20/43	457	460
Pool #AA6243,
3.50%, 4/20/43	176	177
Pool #AB9443,
3.50%, 11/20/42	662	666
Pool #AD1755,
3.50%, 2/20/43	795	802
Pool #AD8825,
3.50%, 3/20/43	450	454
Pool #AF5097,
4.00%, 8/20/43	1,308	1,346
Pool #AJ0645,
3.50%, 7/20/44	411	414
Pool #AJ0789,
3.50%, 8/20/45	3,387	3,412
Pool #AJ3643,
4.00%, 10/20/44	924	951
Pool #AK6867,
3.50%, 1/20/45	2,359	2,377
Pool #AO7525,
3.50%, 8/20/45	2,127	2,143
Pool #AO7682,
4.00%, 8/20/45	908	931
Pool #BB6965,
3.50%, 7/20/47	476	481
Pool #BE9902,
4.50%, 6/20/48	1,478	1,527
Pool #MA0006,
2.50%, 4/20/27	160	158
Pool #MA0022,
3.50%, 4/20/42	560	566
Pool #MA0088,
3.50%, 5/20/42	1,256	1,270
Pool #MA0220,
3.50%, 7/20/42	651	658
Pool #MA0318,
3.50%, 8/20/42	1,216	1,230
Pool #MA0321,
5.00%, 8/20/42	307	324
Pool #MA0391,
3.00%, 9/20/42	2,578	2,561
Pool #MA0392,
3.50%, 9/20/42	527	533
Pool #MA0698,
3.00%, 1/20/43	617	613
Pool #MA0826,
3.00%, 3/20/28	186	186
Pool #MA0850,
2.50%, 3/20/43	226	219
Pool #MA0851,
3.00%, 3/20/43	902	895
Pool #MA0852,
3.50%, 3/20/43	1,059	1,075
Pool #MA0933,
3.00%, 4/20/43	1,105	1,098
Pool #MA0934,
3.50%, 4/20/43	358	362

NORTHERN FUNDS QUARTERLY REPORT    69    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Government National Mortgage Association II - 7.7% continued
Pool #MA1011,
3.00%, 5/20/43	$1,063	$1,056
Pool #MA1012,
3.50%, 5/20/43	947	957
Pool #MA1064,
2.50%, 6/20/28	594	586
Pool #MA1089,
3.00%, 6/20/43	1,139	1,131
Pool #MA1224,
3.50%, 8/20/43	840	850
Pool #MA1285,
3.50%, 9/20/43	483	489
Pool #MA1839,
4.00%, 4/20/44	278	286
Pool #MA1920,
4.00%, 5/20/44	299	309
Pool #MA2224,
4.00%, 9/20/44	1,587	1,638
Pool #MA2444,
3.00%, 12/20/44	239	237
Pool #MA2521,
3.50%, 1/20/45	954	962
Pool #MA2522,
4.00%, 1/20/45	335	346
Pool #MA2677,
3.00%, 3/20/45	528	522
Pool #MA2753,
3.00%, 4/20/45	1,379	1,363
Pool #MA2754,
3.50%, 4/20/45	561	565
Pool #MA2891,
3.00%, 6/20/45	1,503	1,485
Pool #MA2892,
3.50%, 6/20/45	500	504
Pool #MA2935,
3.00%, 7/20/30	805	808
Pool #MA2960,
3.00%, 7/20/45	1,160	1,146
Pool #MA3034,
3.50%, 8/20/45	1,434	1,446
Pool #MA3104,
3.00%, 9/20/45	1,552	1,533
Pool #MA3106,
4.00%, 9/20/45	1,289	1,326
Pool #MA3172,
3.00%, 10/20/45	305	301
Pool #MA3173,
3.50%, 10/20/45	6,070	6,120
Pool #MA3174,
4.00%, 10/20/45	697	717
Pool #MA3244,
3.50%, 11/20/45	1,094	1,104
Pool #MA3245,
4.00%, 11/20/45	2,497	2,576
Pool #MA3310,
3.50%, 12/20/45	2,336	2,351
Pool #MA3378,
4.50%, 1/20/46	1,372	1,439
Pool #MA3521,
3.50%, 3/20/46	2,160	2,177
Pool #MA3522,
4.00%, 3/20/46	583	599
Pool #MA3596,
3.00%, 4/20/46	1,322	1,305
Pool #MA3597,
3.50%, 4/20/46	2,183	2,200
Pool #MA3662,
3.00%, 5/20/46	2,114	2,086
Pool #MA3663,
3.50%, 5/20/46	1,337	1,347
Pool #MA3664,
4.00%, 5/20/46	577	593
Pool #MA3735,
3.00%, 6/20/46	2,556	2,521
Pool #MA3736,
3.50%, 6/20/46	1,763	1,776
Pool #MA3777,
2.50%, 7/20/31	203	199
Pool #MA3778,
3.00%, 7/20/31	254	255
Pool #MA3802,
3.00%, 7/20/46	2,995	2,954
Pool #MA3803,
3.50%, 7/20/46	2,624	2,642

FIXED INCOME INDEX FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Government National Mortgage Association II - 7.7% continued
Pool #MA3873,
3.00%, 8/20/46	$1,150	$1,134
Pool #MA3874,
3.50%, 8/20/46	1,197	1,205
Pool #MA3912,
2.50%, 9/20/31	281	275
Pool #MA3936,
3.00%, 9/20/46	2,591	2,556
Pool #MA3937,
3.50%, 9/20/46	3,602	3,627
Pool #MA4002,
2.50%, 10/20/46	164	157
Pool #MA4003,
3.00%, 10/20/46	1,714	1,690
Pool #MA4067,
2.50%, 11/20/46	1,249	1,196
Pool #MA4068,
3.00%, 11/20/46	8,115	7,999
Pool #MA4101,
2.50%, 12/20/31	149	146
Pool #MA4125,
2.50%, 12/20/46	84	81
Pool #MA4196,
3.50%, 1/20/47	1,812	1,824
Pool #MA4261,
3.00%, 2/20/47	2,732	2,692
Pool #MA4322,
4.00%, 3/20/47	896	920
Pool #MA4382,
3.50%, 4/20/47	659	663
Pool #MA4509,
3.00%, 6/20/47	2,763	2,722
Pool #MA4512,
4.50%, 6/20/47	1,261	1,306
Pool #MA4624,
3.00%, 8/20/32	246	247
Pool #MA4652,
3.50%, 8/20/47	2,782	2,800
Pool #MA4719,
3.50%, 9/20/47	4,631	4,662
Pool #MA4778,
3.50%, 10/20/47	2,870	2,889
Pool #MA4838,
4.00%, 11/20/47	439	450
Pool #MA4900,
3.50%, 12/20/47	2,864	2,883
Pool #MA4901,
4.00%, 12/20/47	6,258	6,412
Pool #MA4962,
3.50%, 1/20/48	2,807	2,825
Pool #MA4963,
4.00%, 1/20/48	1,187	1,216
Pool #MA5019,
3.50%, 2/20/48	3,991	4,017
Pool #MA5077,
3.50%, 3/20/48	5,543	5,580
Pool #MA5137,
4.00%, 4/20/48	674	690
Pool #MA5191,
3.50%, 5/20/48	1,921	1,934
Pool #MA5264,
4.00%, 6/20/48	1,530	1,568
Pool #MA5265,
4.50%, 6/20/48	1,956	2,026
Pool #MA5266,
5.00%, 6/20/48	2,431	2,533
Pool #MA5330,
4.00%, 7/20/48	2,025	2,075
Pool #MA5331,
4.50%, 7/20/48	3,937	4,076
Pool #MA5398,
4.00%, 8/20/48	1,383	1,417
Pool #MA5399,
4.50%, 8/20/48	1,780	1,843
Pool #MA5466,
4.00%, 9/20/48	3,375	3,458
Pool #MA5467,
4.50%, 9/20/48	2,185	2,263
Pool #MA5528,
4.00%, 10/20/48	1,991	2,040
Pool #MA5529,
4.50%, 10/20/48	398	413
Pool #MA5564,
3.50%, 11/20/33	746	761

NORTHERN FUNDS QUARTERLY REPORT    71    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 30.8%(10) continued
Government National Mortgage Association II - 7.7% continued
Pool #MA5595,
4.00%, 11/20/48	$699	$716
Pool TBA,
1/19/48(12)	35,800	36,049

		237,459

Tennessee Valley Authority - 0.1%
5.25%, 9/15/39	1,650	2,067

Total U.S. Government Agencies (Cost $954,895)		942,251

U.S. GOVERNMENT OBLIGATIONS - 36.7%
U.S. Treasury Bonds - 6.8%
8.75%, 8/15/20	450	494
6.25%, 8/15/23	1,550	1,800
7.63%, 2/15/25	165	212
6.00%, 2/15/26	5,750	7,015
6.13%, 11/15/27	5,000	6,353
6.25%, 5/15/30	6,000	8,047
5.38%, 2/15/31	4,000	5,082
4.50%, 2/15/36	475	585
4.38%, 2/15/38	1,890	2,315
4.50%, 5/15/38	1,700	2,116
3.50%, 2/15/39	6,000	6,563
4.25%, 5/15/39	4,250	5,127
4.50%, 8/15/39	6,000	7,477
4.38%, 11/15/39	7,000	8,582
4.63%, 2/15/40	5,250	6,654
4.38%, 5/15/40	1,000	1,228
3.75%, 8/15/41	4,000	4,513
3.13%, 2/15/42	2,000	2,047
2.75%, 8/15/42	2,500	2,393
3.38%, 5/15/44	5,000	5,325
3.00%, 11/15/44	7,000	6,989
2.50%, 2/15/45	4,000	3,625
3.00%, 5/15/45	11,000	10,979
3.00%, 11/15/45	28,000	27,942
2.50%, 5/15/46	8,000	7,215
2.25%, 8/15/46	5,000	4,273
2.88%, 11/15/46	5,000	4,862
3.00%, 5/15/47	8,000	7,966
2.75%, 8/15/47	7,000	6,629
2.75%, 11/15/47	15,000	14,193
3.00%, 2/15/48	8,000	7,957
3.13%, 5/15/48	5,000	5,095
3.00%, 8/15/48	16,000	15,924

		207,577

U.S. Treasury Notes - 29.9%
1.38%, 3/31/20	2,280	2,247
1.13%, 4/30/20	3,000	2,944
3.50%, 5/15/20	5,000	5,062
1.38%, 5/31/20	15,000	14,758
1.50%, 5/31/20	20,000	19,706
1.50%, 6/15/20	20,000	19,709
2.50%, 6/30/20	55,000	54,957
2.63%, 7/31/20	75,000	75,091
2.63%, 8/15/20	3,000	3,004
1.63%, 10/15/20	25,000	24,610
2.63%, 11/15/20	3,000	3,006
1.63%, 11/30/20	10,000	9,835
2.75%, 11/30/20	30,000	30,136
1.75%, 12/31/20	10,000	9,857
1.38%, 1/31/21	10,000	9,771
3.63%, 2/15/21	12,000	12,277
1.13%, 2/28/21	29,000	28,163
2.38%, 3/15/21	20,000	19,947
2.38%, 4/15/21	5,000	4,988
1.38%, 5/31/21	12,000	11,692
1.13%, 6/30/21	10,000	9,679
2.13%, 6/30/21	1,740	1,726
2.13%, 8/15/21	36,000	35,672
2.88%, 10/15/21	20,000	20,211
2.00%, 11/15/21	700	691
1.88%, 1/31/22	1,500	1,473
1.88%, 3/31/22	10,000	9,812
1.75%, 6/30/22	100,000	97,578
1.63%, 8/15/22	4,000	3,881
1.75%, 9/30/22	3,925	3,821
2.13%, 12/31/22	5,000	4,929
1.50%, 2/28/23	5,000	4,804
2.63%, 2/28/23	20,000	20,102
1.63%, 4/30/23	10,000	9,643
2.75%, 4/30/23	15,000	15,154
1.63%, 5/31/23	1,000	963
2.75%, 5/31/23	23,000	23,251
2.63%, 6/30/23	5,000	5,026
2.75%, 8/31/23	25,000	25,280

FIXED INCOME INDEX FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 36.7% continued
U.S. Treasury Notes - 29.9% continued
2.75%, 11/15/23	$5,000	$5,055
2.50%, 5/15/24	20,000	19,963
2.00%, 6/30/24	25,000	24,311
2.38%, 8/15/24	9,000	8,917
2.25%, 11/15/24	3,000	2,948
2.75%, 2/28/25	15,000	15,152
2.88%, 4/30/25	2,500	2,543
2.75%, 6/30/25	5,000	5,050
3.00%, 9/30/25	20,000	20,513
2.25%, 11/15/25	4,525	4,425
1.63%, 2/15/26	21,660	20,276
1.63%, 5/15/26	5,000	4,669
2.25%, 8/15/27	15,000	14,517
2.25%, 11/15/27	17,000	16,422
2.75%, 2/15/28	37,500	37,693
2.88%, 5/15/28	15,000	15,230
2.88%, 8/15/28	40,000	40,619

		913,759

Total U.S. Government Obligations (Cost $1,120,859)		1,121,336

MUNICIPAL BONDS - 0.6%
Arizona - 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	127

California - 0.2%
Bay Area Toll Bridge Authority Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	213
Bay Area Toll Bridge Authority Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	213
California State G.O. Unlimited Bonds, Build America Bonds,
7.70%, 11/1/30	135	146
7.30%, 10/1/39	920	1,263
7.63%, 3/1/40	405	577
7.60%, 11/1/40	400	583
California State Various Purpose Taxable G.O. Unlimited Bonds,
6.20%, 3/1/19	200	201
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	838
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	386
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	217
Los Angeles Department of Airports Direct Pay Revenue Bonds, Build America Bonds,
6.58%, 5/15/39	250	315
Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds,
6.76%, 7/1/34	290	373
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	396
Metropolitan Water District of Southern California Revenue Bonds, Issuer Subseries A, Build America Bonds,
6.95%, 7/1/40	100	106
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,
6.14%, 5/1/49	100	131
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	107
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	186

		6,251

NORTHERN FUNDS QUARTERLY REPORT    73    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6% continued
Connecticut - 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	$300	$343

District of Columbia - 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	36

Georgia - 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	100	110
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	70	74
7.06%, 4/1/57	300	337

		521

Illinois - 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	300	383
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	170
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	705	672

		1,225

Massachusetts - 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	268
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	122

		390

Mississippi - 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	114

Nevada - 0.0%
Clark County Airport Revenue Bonds, Series B, Build America Bonds,
6.88%, 7/1/42	355	362
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	285

		647

New Jersey - 0.0%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	245
New Jersey State Transportation Trust Fund Authority Taxable Revenue Bonds, Series C, Build America Bonds,
6.10%, 12/15/28	300	310
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,
7.41%, 1/1/40	125	176
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	171

		902

New York - 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds,
7.34%, 11/15/39	75	106
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.69%, 11/15/40	100	129
6.81%, 11/15/40	60	80
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	250

FIXED INCOME INDEX FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.6% continued
New York - 0.1% continued
5.72%, 6/15/42	$250	$313
New York City Transitional Finance Authority Future Tax Secured Taxable Revenue Bonds, Build America Bonds,
5.77%, 8/1/36	300	358
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	118
5.85%, 6/1/40	85	105
New York State Dormitory Authority Personal Income Taxable Revenue Bonds, Series F, Build America Bonds,
5.63%, 3/15/39	75	89
New York State Dormitory Authority Personal Income TRB, Build America Bonds,
5.60%, 3/15/40	250	303
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	100	115
New York Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds,
6.65%, 12/1/31	225	240
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	350	426
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	243
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	286

		3,161

Ohio - 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	257
American Municipal Power-Ohio, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	477
Northeast Regional Sewer District Improvement Taxable Revenue Bonds, Build America Bonds,
6.04%, 11/15/40	145	152
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	220
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(4)	200	219
Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B-2, Loan Fund,
4.88%, 12/1/34	90	99

		1,424

Oregon - 0.0%
Oregon State Department of Transportation Highway User Taxable Revenue Bonds, Series A, Subordinate Lien, Build America Bonds,
5.83%, 11/15/34	200	249

Pennsylvania - 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	219

Tennessee - 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	100	134

Texas - 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	210

NORTHERN FUNDS QUARTERLY REPORT    75    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 0.6% continued
Texas - 0.1% continued
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF-Gtd.),
6.45%, 2/15/35	$200	$214
Houston Pension Taxable G.O. Limited Refunding Bonds, Series A,
6.29%, 3/1/32	270	318
North Texas Tollway Authority Revenue Bonds, Build America Bonds,
6.72%, 1/1/49	125	172
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	261
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	248
Texas State Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	341
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	111

		1,875

Utah - 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	97

Washington - 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	99
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	100	128
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	116

		343

Total Municipal Bonds (Cost $15,099)		18,058

	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0%
Escrow Lehman Brothers Holdings Capital Trust VII(13) (14)	50,000	—

Total Other (Cost $39)		—

INVESTMENT COMPANIES - 3.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(15) (16)	117,457,967	117,458

Total Investment Companies (Cost $117,458)		117,458

Total Investments - 102.9% (Cost $3,172,557)		3,145,136

Liabilities less Other Assets - (2.9%)		(87,776)

NET ASSETS - 100.0%		$3,057,360

(1)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(2)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(4)	Century bond maturing in 2111.
(5)	Century bond maturing in 2114.
(6)	Century bond maturing in 2116.
(7)	Century bond maturing in 2112.
(8)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(9)	Zero coupon bond.
(10)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(11)	Principal Amount and Value rounds to less than one thousand.
(12)	When-Issued Security. Coupon rate is not in effect at December 31, 2018.
(13)	Issuer has defaulted on terms of debt obligation.
(14)	Level 3 asset that is worthless, bankrupt or has been delisted.
(15)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(16)	7-day current yield as of December 31, 2018 is disclosed.

Percentages shown are based on Net Assets.

FIXED INCOME INDEX FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

At December 31, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	43.9%
U.S. Agency	21.7
AAA	4.3
AA	2.7
A	10.8
BBB	12.9
Cash Equivalents	3.7

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed
Securities(1)	$—	$54,154	$—	$54,154
Corporate Bonds(1)	—	665,085	—	665,085
Foreign Issuer Bonds(1)	—	226,794	—	226,794
U.S. Government
Agencies(1)	—	942,251	—	942,251
U.S. Government
Obligations(1)	—	1,121,336	—	1,121,336
Municipal Bonds(1)	—	18,058	—	18,058
Investment Companies	117,458	—	—	117,458

Total Investments	$117,458	$3,027,678	$—	$3,145,136

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    77    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued	DECEMBER 31, 2018 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$113,294	$501,933	$497,769	$1,320	$117,458	117,458

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

PSF - Permanent School Fund

TBA - To Be Announced

TRB - Tax Revenue Bonds

USD - United States Dollar

FIXED INCOME INDEX FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.5%
U.S. Treasury Bonds - 17.4%
6.00%, 2/15/26	$10	$12
6.50%, 11/15/26	75	96
6.38%, 8/15/27	65	84
6.13%, 11/15/27	75	95
5.50%, 8/15/28	50	62
5.25%, 11/15/28	100	122
6.13%, 8/15/29	50	66
6.25%, 5/15/30	75	101
5.38%, 2/15/31	200	254
4.50%, 2/15/36	140	173
4.75%, 2/15/37	25	32
5.00%, 5/15/37	100	131
4.38%, 2/15/38	50	61
4.50%, 5/15/38	95	118
3.50%, 2/15/39	160	175
4.25%, 5/15/39	100	121
4.50%, 8/15/39	100	125
4.38%, 11/15/39	150	184
4.63%, 2/15/40	185	234
4.38%, 5/15/40	190	233
3.88%, 8/15/40	100	115
4.25%, 11/15/40	175	211
4.75%, 2/15/41	195	252
4.38%, 5/15/41	140	172
3.75%, 8/15/41	150	169
3.13%, 11/15/41	95	97
3.13%, 2/15/42	200	205
3.00%, 5/15/42	155	155
2.75%, 8/15/42	230	220
2.75%, 11/15/42	315	301
3.13%, 2/15/43	255	260
2.88%, 5/15/43	425	415
3.63%, 8/15/43	350	387
3.75%, 11/15/43	430	486
3.63%, 2/15/44	400	443
3.38%, 5/15/44	450	479
3.13%, 8/15/44	425	434
3.00%, 11/15/44	455	454
2.50%, 2/15/45	400	363
3.00%, 5/15/45	450	449
2.88%, 8/15/45	425	414
3.00%, 11/15/45	430	429
2.50%, 2/15/46	400	361
2.50%, 5/15/46	375	338
2.25%, 8/15/46	375	321
2.88%, 11/15/46	400	389
3.00%, 2/15/47	400	399
3.00%, 5/15/47	400	398
2.75%, 8/15/47	400	379
2.75%, 11/15/47	400	379
3.00%, 2/15/48	390	388
3.13%, 5/15/48	425	433
3.00%, 8/15/48	575	572
3.38%, 11/15/48	350	374

		14,120

U.S. Treasury Notes - 82.1%
1.38%, 1/15/20	250	247
1.25%, 1/31/20	300	296
1.38%, 1/31/20	250	247
2.00%, 1/31/20	300	298
1.38%, 2/15/20	200	197
3.63%, 2/15/20	500	505
1.25%, 2/29/20	200	197
1.38%, 2/29/20	300	296
2.25%, 2/29/20	300	299
1.63%, 3/15/20	250	247
1.13%, 3/31/20	250	246
1.38%, 3/31/20	200	197
2.25%, 3/31/20	500	498
1.50%, 4/15/20	100	99
1.13%, 4/30/20	250	245
1.38%, 4/30/20	350	345
2.38%, 4/30/20	350	349
1.50%, 5/15/20	200	197
3.50%, 5/15/20	350	354
1.38%, 5/31/20	300	295
1.50%, 5/31/20	350	345
2.50%, 5/31/20	350	350
1.50%, 6/15/20	250	246
1.63%, 6/30/20	350	345
2.50%, 6/30/20	450	450
1.50%, 7/15/20	350	344
1.63%, 7/31/20	350	345
2.63%, 7/31/20	500	501
1.50%, 8/15/20	250	246
2.63%, 8/15/20	300	300

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.5% continued
U.S. Treasury Notes - 82.1% continued
1.38%, 8/31/20	$350	$343
2.13%, 8/31/20	285	283
2.63%, 8/31/20	375	375
1.38%, 9/15/20	100	98
1.38%, 9/30/20	375	368
2.00%, 9/30/20	150	149
2.75%, 9/30/20	375	376
1.63%, 10/15/20	200	197
1.38%, 10/31/20	305	299
1.75%, 10/31/20	380	375
2.88%, 10/31/20	400	402
1.75%, 11/15/20	250	246
2.63%, 11/15/20	585	586
1.63%, 11/30/20	350	344
2.00%, 11/30/20	225	223
2.75%, 11/30/20	500	502
1.88%, 12/15/20	250	247
1.75%, 12/31/20	265	261
2.38%, 12/31/20	200	200
2.50%, 12/31/20	500	500
2.00%, 1/15/21	300	297
1.38%, 1/31/21	325	318
2.13%, 1/31/21	175	174
2.25%, 2/15/21	275	273
3.63%, 2/15/21	550	563
1.13%, 2/28/21	250	243
2.00%, 2/28/21	240	237
2.38%, 3/15/21	300	299
1.25%, 3/31/21	400	389
2.25%, 3/31/21	350	348
2.38%, 4/15/21	250	249
1.38%, 4/30/21	300	293
2.25%, 4/30/21	275	274
2.63%, 5/15/21	350	351
3.13%, 5/15/21	275	279
1.38%, 5/31/21	400	390
2.00%, 5/31/21	350	346
2.63%, 6/15/21	300	301
1.13%, 6/30/21	350	339
2.13%, 6/30/21	350	347
2.63%, 7/15/21	300	301
1.13%, 7/31/21	300	290
2.25%, 7/31/21	325	323
2.13%, 8/15/21	400	396
2.75%, 8/15/21	350	352
1.13%, 8/31/21	300	290
2.00%, 8/31/21	250	247
2.75%, 9/15/21	350	352
1.13%, 9/30/21	350	338
2.13%, 9/30/21	350	347
2.88%, 10/15/21	350	354
1.25%, 10/31/21	350	338
2.00%, 10/31/21	250	247
2.00%, 11/15/21	375	370
2.88%, 11/15/21	500	506
1.75%, 11/30/21	400	392
1.88%, 11/30/21	250	246
2.63%, 12/15/21	350	352
2.00%, 12/31/21	400	394
2.13%, 12/31/21	225	223
1.50%, 1/31/22	250	243
1.88%, 1/31/22	300	295
2.00%, 2/15/22	325	320
1.75%, 2/28/22	250	245
1.88%, 2/28/22	400	393
1.75%, 3/31/22	260	254
1.88%, 3/31/22	400	392
1.75%, 4/30/22	300	293
1.88%, 4/30/22	250	245
1.75%, 5/15/22	275	269
1.75%, 5/31/22	400	390
1.88%, 5/31/22	300	294
1.75%, 6/30/22	400	390
2.13%, 6/30/22	200	198
1.88%, 7/31/22	400	392
2.00%, 7/31/22	200	197
1.63%, 8/15/22	350	340
1.63%, 8/31/22	350	339
1.88%, 8/31/22	275	269
1.75%, 9/30/22	295	287
1.88%, 9/30/22	300	293
1.88%, 10/31/22	375	367
2.00%, 10/31/22	300	295
1.63%, 11/15/22	455	440
2.00%, 11/30/22	700	687
2.13%, 12/31/22	675	665

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.5% continued
U.S. Treasury Notes - 82.1% continued
1.75%, 1/31/23	$275	$267
2.38%, 1/31/23	400	398
2.00%, 2/15/23	475	466
1.50%, 2/28/23	350	336
2.63%, 2/28/23	350	352
1.50%, 3/31/23	200	192
2.50%, 3/31/23	350	350
1.63%, 4/30/23	325	313
2.75%, 4/30/23	350	354
1.75%, 5/15/23	525	509
1.63%, 5/31/23	200	193
2.75%, 5/31/23	350	354
1.38%, 6/30/23	350	333
2.63%, 6/30/23	375	377
1.25%, 7/31/23	300	284
2.75%, 7/31/23	375	379
2.50%, 8/15/23	300	300
1.38%, 8/31/23	250	238
2.75%, 8/31/23	350	354
1.38%, 9/30/23	250	237
2.88%, 9/30/23	380	386
1.63%, 10/31/23	300	288
2.88%, 10/31/23	500	508
2.75%, 11/15/23	600	607
2.13%, 11/30/23	300	295
2.88%, 11/30/23	400	407
2.25%, 12/31/23	250	247
2.63%, 12/31/23	400	402
2.25%, 1/31/24	300	296
2.75%, 2/15/24	550	556
2.13%, 2/29/24	300	294
2.13%, 3/31/24	250	245
2.00%, 4/30/24	250	243
2.50%, 5/15/24	575	574
2.00%, 5/31/24	300	292
2.00%, 6/30/24	300	292
2.13%, 7/31/24	250	245
2.38%, 8/15/24	725	718
1.88%, 8/31/24	250	241
2.13%, 9/30/24	300	293
2.25%, 10/31/24	250	246
2.25%, 11/15/24	750	737
2.13%, 11/30/24	300	293
2.25%, 12/31/24	250	246
2.50%, 1/31/25	300	299
2.00%, 2/15/25	625	605
2.75%, 2/28/25	215	217
2.63%, 3/31/25	300	301
2.88%, 4/30/25	300	305
2.13%, 5/15/25	650	632
2.88%, 5/31/25	325	331
2.75%, 6/30/25	350	353
2.88%, 7/31/25	325	331
2.00%, 8/15/25	700	675
2.75%, 8/31/25	300	303
3.00%, 9/30/25	300	308
3.00%, 10/31/25	350	359
2.25%, 11/15/25	645	631
2.88%, 11/30/25	300	305
2.63%, 12/31/25	300	301
1.63%, 2/15/26	700	655
1.63%, 5/15/26	650	607
1.50%, 8/15/26	670	618
2.00%, 11/15/26	750	716
2.25%, 2/15/27	510	495
2.38%, 5/15/27	650	636
2.25%, 8/15/27	650	629
2.25%, 11/15/27	650	628
2.75%, 2/15/28	650	653
2.88%, 5/15/28	725	736
2.88%, 8/15/28	690	701
3.13%, 11/15/28	525	545

		66,672

Total U.S. Government Obligations (Cost $81,373)		80,792

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued	DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.20%(1) (2)	514,064	$514

Total Investment Companies (Cost $514)		514

Total Investments - 100.1% (Cost $81,887)		81,306

Liabilities less Other Assets - (0.1%)		(72)

NET ASSETS - 100.0%		$81,234

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of December 31, 2018 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	99.4%
Cash Equivalents	0.6

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations(1)	$—	$80,792	$—	$80,792
Investment Companies	514	—	—	514

Total Investments	$514	$80,792	$—	$81,306

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,543	$10,666	$11,695	$5	$514	514

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.7%
Arizona - 96.7%
Arizona Board of Regents Refunding COPS, University of Arizona Project,
5.00%, 6/1/26	$600	$706
5.00%, 6/1/28	400	480
Arizona Board of Regents State University System Revenue Bonds, Series A,
5.00%, 7/1/31	550	624
5.00%, 7/1/34	750	845
5.00%, 7/1/35	750	843
Arizona Board of Regents State University System Revenue Bonds, Series D,
5.00%, 7/1/26	500	583
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,000	1,130
5.00%, 7/1/41	1,000	1,113
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/28	1,860	2,150
5.00%, 7/1/31	2,000	2,355
5.00%, 7/1/36	495	572
Arizona Board of Regents University System Revenue Bonds, Series A,
5.00%, 6/1/21	500	507
5.00%, 6/1/32	1,500	1,709
Arizona Board of Regents University System Revenue Refunding Bonds,
5.00%, 6/1/33	1,710	1,970
Arizona State Health Facilities Authority Revenue Bonds, Series A, Banner Health,
4.00%, 1/1/43	3,000	3,032
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area,
5.00%, 7/1/24	2,500	2,883
Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (AGC Insured),
5.00%, 7/1/22	1,345	1,367
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
5.00%, 7/1/26	850	1,011
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, Prerefunded,
5.50%, 7/1/19(1)	1,000	1,019
Gilbert Refunding G.O. Unlimited Bonds,
5.00%, 7/1/30	1,345	1,603
Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,
5.00%, 7/1/28	500	593
5.00%, 7/1/29	750	885
5.00%, 7/1/30	500	587
5.00%, 7/1/31	600	702
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),
3.35%, 1/1/28	1,000	1,035
Goodyear Water & Sewer Revenue Bonds, Subordinate Lien Obligations (AGM Insured),
5.25%, 7/1/31	1,000	1,076
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, Prerefunded,
4.50%, 7/1/19(1)	1,190	1,206
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (BAM Insured),
5.00%, 7/1/34	1,100	1,264
Maricopa County Elementary School District No. 28 Kyrene G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,
5.25%, 7/1/28(2)	940	1,072
5.50%, 7/1/29(2)	485	558
5.50%, 7/1/30(2)	375	432

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.7% continued
Arizona - 96.7% continued
Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),
5.00%, 7/1/38	$1,000	$1,132
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,
5.00%, 7/1/34	1,000	1,160
Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, Honorhealth,
9/1/42(3)	2,750	3,031
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/38	1,250	1,400
Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series A, School Improvement Project,
5.00%, 7/1/26	2,250	2,671
Maricopa County School District No. 6 Washington Elementary G.O. Unlimited Bonds, Series A,
5.00%, 7/1/25	1,000	1,165
Maricopa County Special Health Care District G.O. Unlimited Bonds,
5.00%, 7/1/35	1,000	1,155
4.00%, 7/1/38	2,500	2,578
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
5.00%, 7/1/28	525	623
5.00%, 7/1/29	650	768
5.00%, 7/1/31	500	585
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series A,
4.00%, 7/1/28	1,000	1,049
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011,
4.50%, 7/1/27	1,700	1,849
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010,
4.00%, 7/1/22	1,040	1,095
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series C, School Improvement Project of 2015,
5.00%, 7/1/30	1,335	1,598
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	400	465
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/27	1,020	1,198
5.00%, 7/1/37	650	739
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement Projects of 2010 & 2014,
2.25%, 7/1/26	800	787
Maricopa County Union High School District No. 216 Agua Fria G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
5.00%, 7/1/29	1,000	1,189
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,125
Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (AGC Insured),
5.50%, 7/1/21	1,000	1,018
5.00%, 7/1/23	1,000	1,016

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.7% continued
Arizona - 96.7% continued
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	$5,000	$5,794
Phoenix Civic Improvement Corp. Airport Revenue Refunding Bonds, Junior Lien,
4.00%, 7/1/40	1,000	1,028
Phoenix Civic Improvement Corp. Subordinated Excise Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/28	1,125	1,302
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	1,000	1,117
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, Prerefunded,
5.00%, 7/1/19(1)	530	539
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds,
5.00%, 7/1/30	1,200	1,400
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien,
4.00%, 7/1/28	1,000	1,079
Pima County Sewer Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/21(1)	1,000	1,076
Pima County Sewer System Revenue Bonds,
5.00%, 7/1/25	1,000	1,123
Pima County Sewer System Revenue Bonds (AGM Insured), Prerefunded,
5.00%, 7/1/20(1)	1,350	1,412
Pima County Street & Highway Revenue Bonds, Prerefunded,
4.00%, 7/1/19(1)	1,970	1,992
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	1,005	1,123
Pinal County Community College District Revenue Bonds, Central Arizona Collage (BAM Insured),
5.00%, 7/1/28	175	203
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,000	1,093
Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds,
5.00%, 1/1/24	1,835	1,937
Queen Creek Excise Tax & State Shared Revenue Bonds, Series A,
5.00%, 8/1/42	1,500	1,716
Queen Creek Excise Tax & State Shared Revenue Bonds, Series B,
5.00%, 8/1/47	2,540	2,786
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 12/1/36	1,105	1,246
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/31	2,500	2,996
5.00%, 1/1/36	1,500	1,760
Santa Cruz County Jail District Pledged Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/25	1,000	1,155
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	2,675	3,274
Tucson COPS (AGC Insured), Prerefunded,
5.00%, 7/1/19(1)	2,000	2,032
Tucson Water System Revenue Bonds, Prerefunded,
5.00%, 7/1/21(1)	1,825	1,965

		106,456

Total Municipal Bonds (Cost $104,438)		106,456

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(4) (5)	5,369,694	$5,370

Total Investment Companies (Cost $5,370)		5,370

Total Investments - 101.6% (Cost $109,808)		111,826

Liabilities less Other Assets - (1.6%)		(1,808)

NET ASSETS - 100.0%		$110,018

(1)	Maturity date represents the prerefunded date.
(2)	Security has converted to a fixed rate as of July 1, 2015, and is a fixed rate going forward.
(3)	When-Issued Security. Coupon rate is not in effect at December 31, 2018.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2018 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	6.8%
AA	78.0
A	10.4
Cash Equivalents	4.8

Total	100.0%

*

Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	23.9%
Higher Education	13.1
Medical	6.7
School District	25.2
Utilities	6.3
Water	8.7
All other sectors less than 5%	16.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$106,456	$—	$106,456
Investment Companies	5,370	—	—	5,370

Total Investments	$5,370	$106,456	$—	$111,826

(1)	Classifications as defined in the Schedule of Investments.

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$2,678	$51,148	$48,456	$85	$5,370	5,370

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

BAM - Build America Mutual

COPS - Certificates of Participation

G.O. - General Obligation

IDA - Industrial Development Authority

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.1%
California - 97.1%
Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,
4.00%, 12/1/24	$850	$937
Alameda Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	4,000	4,608
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
5.00%, 8/1/43	1,000	1,125
Alvord Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/29	1,500	1,829
Anaheim Housing & Public Improvement Authority Revenue Refunding Bonds, Series B,
5.00%, 10/1/28	2,000	2,229
Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19(1)	2,000	2,017
Bay Area Toll Bridge Authority Revenue Refunding Bonds,
2.00%, 4/1/24(2) (3) (4)	7,620	7,545
2.13%, 4/1/25(2) (3) (4)	16,700	16,464
Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A,
2.85%, 4/1/25(2) (3) (4)	5,800	5,980
2.95%, 4/1/26(2) (3) (4)	19,975	20,655
Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series E,
2.00%, 4/1/21(2) (3) (4)	565	565
California State Department of Water Resources Central Valley Project Revenue Bonds, Series AR,
4.00%, 12/1/34	1,795	1,896
California State G.O. Unlimited Bonds, 5.00%, 3/1/26	1,250	1,459
5.25%, 11/1/40	8,500	8,952
California State G.O. Unlimited Bonds (NATL Insured), Unrefunded Balance,
4.75%, 2/1/19	85	85
California State G.O. Unlimited Bonds, Series 2007 (FGIC Insured), Unrefunded Balance,
5.38%, 6/1/26	2,220	2,251
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/25	5,000	5,903
5.00%, 9/1/27	1,845	2,194
5.00%, 8/1/28	4,000	4,809
5.00%, 8/1/33	975	1,144
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/27	5,000	5,941
5.00%, 8/1/28	7,000	8,270
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	1,000	1,163
California State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/23	3,375	3,840
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	3,500	4,121
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health,
5.00%, 11/15/32	1,200	1,365
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	296
California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health System,
2.00%, 10/1/25(2) (3) (4)	2,450	2,404
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,
5.00%, 11/15/35	2,500	2,835
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/36	1,000	1,168

TAX-EXEMPT FIXED INCOME FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.1% continued
California - 97.1% continued
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	$1,500	$1,659
California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects,
4.25%, 12/1/20	1,000	1,048
California State University Revenue Refunding Bonds, Series A,
5.00%, 11/1/32	1,000	1,156
California State University Systemwide Revenue Refunding Bonds, Series A,
4.00%, 11/1/45	2,600	2,661
California State University Systemwide Revenue Refunding Bonds, Series B-3,
4.00%, 11/1/23(2) (3) (4)	5,750	6,224
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 9/1/20	1,690	1,784
5.00%, 10/1/20	6,000	6,348
4.00%, 5/1/23	1,485	1,616
5.00%, 10/1/23	500	570
5.00%, 5/1/24	1,450	1,674
5.00%, 11/1/28	4,000	4,823
5.25%, 3/1/30	1,500	1,554
5.25%, 10/1/39	1,500	1,723
California State Various Purpose G.O. Unlimited Bonds, Bidding Group,
5.00%, 9/1/28	5,000	5,912
California State Various Purpose G.O. Unlimited Bonds, Unrefunded Balance,
6.50%, 4/1/33	2,435	2,463
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 9/1/23	1,480	1,646
5.00%, 12/1/23	2,450	2,802
5.00%, 10/1/26	2,750	3,176
5.00%, 11/1/28	1,000	1,206
California Statewide Communities Development Authority Revenue Bonds, Viamonte Senior Living Project (California Mortgage Insured),
3.00%, 7/1/26	5,500	5,556
Carlsbad Unified School District G.O. Unlimited Bonds,
0.00%, 5/1/19(5)	1,250	1,243
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(1)	1,000	1,177
Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
4.00%, 8/1/48	1,000	1,014
Cotati-Rohnert Park Unified School District G.O. Unlimited Bonds, Series E, Election of 2014 (BAM Insured),
4.00%, 8/1/29	500	553
Desert Community College District G.O. Unlimited Bonds, Riverside & Imperial County,
5.00%, 8/1/43	1,125	1,247
El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/23(5)	9,940	9,033
Escondido Union School District G.O. Unlimited Bonds, Series B, Election of 2014,
4.00%, 8/1/43	1,595	1,654
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,000	1,158
Foothill Eastern Transportation Corridor Agency Toll Road Revenue CABS, Series A, Senior Lien, Escrowed to Maturity,
0.00%, 1/1/20(5)	2,150	2,113
Foothill-De Anza Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/28	2,250	2,666

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.1% continued
California - 97.1% continued
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded,
5.38%, 8/1/21(1)	$1,500	$1,642
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	2,500	2,809
Kentfield School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/43	2,000	2,241
Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,
5.00%, 6/1/27	1,100	1,298
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	1,300	1,519
Long Beach Harbor Revenue Refunding Bonds, Series C,
5.00%, 5/15/47	3,000	3,405
Long Beach Unified School District G.O. Unlimited Bonds, Series SE, Election of 2008, Unrefunded Balance,
5.00%, 8/1/20	70	71
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II,
5.00%, 8/1/24	945	1,052
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	1,665	1,946
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/28	1,145	1,347
5.00%, 12/1/29	2,630	3,074
5.00%, 12/1/31	2,000	2,305
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/27	7,435	8,806
5.00%, 5/15/28	7,630	9,136
5.00%, 5/15/29	1,000	1,188
Los Angeles Department of Airports Senior Revenue Bonds, Series B,
5.00%, 5/15/27	640	747
Los Angeles Department of Airports Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.25%, 5/15/31	2,000	2,381
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.00%, 5/15/22	1,395	1,459
5.25%, 5/15/29	5,000	5,235
5.00%, 5/15/40	3,500	3,635
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT),
5.00%, 8/1/19	1,500	1,526
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
5.00%, 7/1/29	1,500	1,825
5.00%, 7/1/30	190	229
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/26	7,440	8,935
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/23	2,500	2,842
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured), Escrowed to Maturity,
6.00%, 6/1/21	1,185	1,307
Los Angeles Wastewater System Revenue, Subseries A, Green Bond,
5.00%, 6/1/38	1,100	1,289
Los Angeles Wastewater System Subordinate Revenue Refunding Bonds, Series C,
5.00%, 6/1/23	1,935	2,150
Marin County COPS, Prerefunded,
3.00%, 8/1/20(1)	1,595	1,627
4.00%, 8/1/20(1)	1,140	1,182

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.1% continued
California - 97.1% continued
Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series A,
2.50%, 7/1/27	$7,550	$7,784
Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded,
5.25%, 9/1/21(1)	2,000	2,187
Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 10/1/26	1,490	1,741
5.00%, 10/1/27	1,130	1,313
5.00%, 10/1/28	2,770	3,203
Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured),
5.00%, 9/1/22	1,445	1,615
Mojave Water Agency COPS, Series A, Prerefunded,
5.00%, 6/1/19(1)	665	674
Monterey County Public Facilities Financing COPS,
5.00%, 10/1/27	1,000	1,184
5.00%, 10/1/28	670	787
Mount San Jacinto Community College District G.O. Unlimited Bonds, Series B, Election of 2014,
4.00%, 8/1/43	2,000	2,064
Mountain View Shoreline Regional Park Community Tax Allocation Bonds, Series A (AGM Insured),
5.00%, 8/1/43	500	574
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/25	1,690	1,949
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),
5.00%, 8/1/33	1,185	1,361
Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 8/1/25	2,360	2,675
5.00%, 8/1/26	2,145	2,426
5.00%, 8/1/31	3,620	4,190
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(2) (3) (4)	2,000	2,091
Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/22	750	831
5.00%, 8/1/24	600	692
Oxnard Union High School District G.O. Unlimited Bonds, Series A, Election of 2018,
5.00%, 8/1/42	3,000	3,395
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	1,902
Palomar Community College District G.O. Unlimited Bonds, Series D, Election of 2006,
4.00%, 8/1/46	1,000	1,033
Palos Verdes Peninsula Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 11/1/25	780	934
Paso Robles Joint Unified School District G.O. Unlimited Bonds, Series A,
4.00%, 8/1/43	4,220	4,352
4.00%, 8/1/46	5,950	6,102
Placentia-Yorba Linda Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	1,000	1,177
Poway Unified School District No. 07 Improvement G.O. Unlimited Bonds, Series 1-A, Election of 2008,
0.00%, 8/1/20(5)	3,280	3,183
Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernandino County,
3.00%, 7/1/30	2,295	2,302
Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series A, Public Defender & Probation Building,
5.25%, 11/1/24	800	919

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.1% continued
California - 97.1% continued
Riverside County Teeter Obligation Revenue Notes, Series A,
4.00%, 10/24/19	$1,700	$1,732
Riverside County Transportation Commission Revenue Refunding Bonds, Series A,
3.00%, 6/1/26	5,500	5,784
Riverside County Transportation Commission Sales Tax Revenue Refunding Bonds, Series B,
5.00%, 6/1/30	5,000	6,064
Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),
5.25%, 6/1/24	615	695
Sacramento Area Flood Control Agency Special Assessment Refunding Bonds, Consolidated Capital Assessment District,
5.00%, 10/1/35	1,000	1,154
Sacramento County Airport System Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	565	679
5.00%, 7/1/31	500	593
Sacramento County Airport System Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	680	818
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,500	1,569
San Diego Association of Governments South Bay Expressway Toll Revenue Bonds, Series A, Senior Lien,
5.00%, 7/1/29	850	1,007
San Diego Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	3,090	3,744
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark,
5.00%, 10/15/30	1,040	1,211
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds,
5.00%, 5/15/27	2,000	2,358
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured),
5.50%, 7/1/27	1,500	1,907
San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Series D, Election of 2004,
5.00%, 8/1/28	2,365	2,789
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds (AMT), Series D,
5.00%, 5/1/25	1,000	1,156
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/24	1,095	1,198
San Francisco City & County COPS, Series A, Multiple Capital Improvement Projects,
5.00%, 4/1/23	3,000	3,023
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	5,415	5,464
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	1,500	1,513
San Francisco City & County Unified School District Property G.O. Unlimited Bonds, Series E, Election of 2006,
5.00%, 6/15/22	2,615	2,744
San Francisco County Transportation Authority Sales TRB,
3.00%, 2/1/30	5,000	5,065
San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/26	1,055	1,207
San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded,
5.75%, 3/1/21(1)	2,000	2,171

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.1% continued
California - 97.1% continued
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, Prerefunded,
5.00%, 8/1/21(1)	$830	$899
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, Unrefunded Balance,
5.00%, 8/1/23	170	184
San Rafael Elementary School District G.O. Unlimited Bonds, Series B, Election of 2015,
4.50%, 8/1/42	1,750	1,900
Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010, Prerefunded,
4.50%, 7/1/20(1)	2,000	2,086
Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004, Prerefunded,
5.00%, 7/1/20(1) (6)	—	—
5.00%, 7/1/20(1) (6)	—	—
5.00%, 7/1/20(1)	6,540	6,870
Santa Monica-Malibu Unified School District G.O. Unlimited Bonds, Series D, Election of 2012,
5.00%, 8/1/43	1,000	1,116
Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,145	1,301
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,000	1,132
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(1)	2,000	2,212
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Phase II Project,
5.25%, 7/1/27	1,000	1,080
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project No. 1,
5.00%, 7/1/24	1,240	1,280
Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project No. 1,
5.00%, 7/1/26	4,700	4,917
5.00%, 7/1/30	2,500	2,607
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/28	625	714
University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(1)	1,220	1,390
University of California General Revenue Bonds, Series AF, Unrefunded Balance,
5.00%, 5/15/36	4,475	4,939
University of California General Revenue Refunding Bonds, Series AZ,
5.00%, 5/15/48	1,500	1,713
University of California Limited Project Revenue Refunding Bonds, Series I,
5.00%, 5/15/27	1,600	1,883
Ventura County Public Financing Authority Lease Revenue Bonds, Series B,
5.00%, 11/1/24	1,060	1,214
Visalia Unified School District COPS (AGM Insured),
3.00%, 5/1/27	1,525	1,538
Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),
5.13%, 9/1/29	1,645	1,680
Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A,
5.00%, 9/1/26	1,000	1,165

		443,822

Total Municipal Bonds (Cost $438,982)		443,822

TAX-EXEMPT FIXED INCOME FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(7) (8)	5,698,178	$5,698

Total Investment Companies (Cost $5,698)		5,698

Total Investments – 98.4% (Cost $444,680)		449,520

Other Assets less Liabilities - 1.6%		7,514

NET ASSETS - 100.0%		$457,034

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(4)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(5)	Zero coupon bond.
(6)	Principal Amount and Value rounds to less than one thousand.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2018 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	2.4%
AA	86.5
A	8.0
A1 (Short Term)	0.4
BBB	0.4
Not Rated	1.0
Cash Equivalent	1.3

Total	100.0%

*

Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2018, the industry sectors for the Fund were:

INDUS TRY SECTOR	% OF INVESTMENTS
Airports	8.6%
General	10.5
General Obligations	24.0
Higher Education	6.7
School District	21.0
Transportation	14.0
All other sectors less than 5%	15.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$443,822	$—	$443,822
Investment Companies	5,698	—	—	5,698

Total Investments	$5,698	$443,822	$—	$449,520

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	DECEMBER 31, 2018 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$25,859	$162,231	$182,392	$177	$5,698	5,698

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL - National Public Finance Guarantee Corporation

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.6%
California - 94.6%
Alameda Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$1,000	$1,152
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
4.00%, 8/1/46	1,000	1,026
Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election of 2008 (AGC Insured), Prerefunded,
5.50%, 8/1/19(1)	1,000	1,023
Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A,
2.85%, 4/1/25(2) (3) (4)	1,500	1,547
2.95%, 4/1/26(2) (3) (4)	5,500	5,687
Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured),
5.25%, 8/1/44	1,500	1,736
California State Educational Facilities Authority Revenue Bonds, Series U-6, Stanford University,
5.00%, 5/1/45	3,000	3,874
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/25	2,500	2,952
5.00%, 8/1/26	1,000	1,200
5.00%, 8/1/28	1,000	1,202
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/28	2,000	2,363
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	2,500	2,908
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	500	589
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	1,000	1,106
5.00%, 5/15/43	1,000	1,095
California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9, Prerefunded,
6.00%, 4/1/19(1)	1,400	1,416
California State University Revenue Refunding Bonds, Series A,
5.00%, 11/1/32	1,000	1,156
California State University Systemwide Revenue Refunding Bonds, Series A,
4.00%, 11/1/45	1,000	1,024
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/20	5,000	5,290
5.25%, 3/1/30	3,500	3,626
5.25%, 10/1/39	3,500	4,021
5.50%, 3/1/40	2,865	2,973
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 11/1/37	2,000	2,318
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(1)	570	671
6.00%, 8/1/23(1)	1,000	1,188
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election of 2006 (AGM Insured), Prerefunded,
5.50%, 8/1/19(1)	500	512
Escondido Union School District G.O. Unlimited Bonds, Series B, Election of 2014,
4.00%, 8/1/43	3,000	3,110
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,300	1,506
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded,
5.38%, 8/1/21(1)	3,500	3,832
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	1,500	1,686

TAX-EXEMPT FIXED INCOME FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.6% continued
California - 94.6% continued
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/30	$2,000	$2,313
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/29	4,000	4,753
5.00%, 5/15/31	5,000	5,851
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.00%, 5/15/40	1,500	1,558
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	2,375	2,708
Los Angeles Wastewater System Revenue Refunding Bonds, Series C, Green Bonds,
5.00%, 6/1/28	1,465	1,717
Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/42	1,450	1,672
Marin County COPS, Prerefunded,
4.25%, 8/1/20(1)	1,575	1,639
Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded,
5.25%, 9/1/21(1)	600	656
5.50%, 9/1/21(1)	2,500	2,750
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29	1,500	1,514
Modesto Irrigation District Capital Improvements COPS, Series A, Prerefunded,
6.00%, 4/1/19(1)	590	596
6.00%, 4/1/19(1)	1,410	1,425
Monterey County Financing Authority Revenue Refunding Bonds,
5.00%, 9/1/37	1,170	1,377
Morgan Hill Unified School District G.O. Unlimited Bonds, Series B, Election of 2012,
4.00%, 8/1/47	1,250	1,296
Mount San Jacinto Community College District G.O. Unlimited Bonds, Series B, Election of 2014,
4.00%, 8/1/43	3,000	3,096
Mountain View Shoreline Regional Park Community Tax Allocation Bonds, Series A (AGM Insured),
5.00%, 8/1/43	500	574
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(5)	10,000	6,250
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(2) (3) (4)	2,000	2,091
Palomar Community College District G.O. Unlimited Bonds, Series D, Election of 2006,
5.25%, 8/1/45	2,000	2,331
4.00%, 8/1/46	3,000	3,099
Palomar Health G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/28	1,340	1,551
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured), (Step to 7.00% on 08/01/19),
1.73%, 8/1/38(6)	5,000	6,307
Pleasanton Unified School District G.O. Unlimited Refunding Bond, Election of 2016,
4.00%, 8/1/42	2,000	2,087
Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election of 2009,
5.50%, 8/1/30	1,605	1,640
Ross Valley Public Financing Authority Revenue Bonds, Sanitary District No.1 of Marin County,
5.00%, 1/1/34	240	272
5.00%, 1/1/35	250	283
5.00%, 1/1/36	275	311
5.00%, 1/1/37	215	243
5.00%, 1/1/39	500	564

NORTHERN FUNDS QUARTERLY REPORT     2    TAX-EXEMPT FIXED INCOME FUNDS

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.6% continued
California - 94.6% continued
Sacramento Area Flood Control Agency Special Assessment Refunding Bonds, Consolidated Capital Assessment District,
5.00%, 10/1/35	$1,420	$1,639
Sacramento Municipal Utility District Revenue Bonds, Series A,
5.00%, 8/15/37	55	62
San Diego Association of Governments South Bay Expressway Toll Revenue Bonds, Series A, Senior Lien,
5.00%, 7/1/32	850	986
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, Prerefunded,
5.00%, 5/15/19(1)	1,500	1,519
San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Series D, Election of 2004,
5.00%, 8/1/28	1,000	1,179
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,664
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds (AMT), Series D,
5.00%, 5/1/25	1,000	1,156
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	2,000	2,018
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	2,500	2,522
San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded,
5.25%, 3/1/21(1)	2,075	2,230
San Rafael City High School District G.O. Unlimited Bonds, Series B, Election of 2015,
4.00%, 8/1/47	2,500	2,609
Santa Clara Electric Revenue Refunding Bonds, Series A,
6.00%, 7/1/31	1,195	1,319
Santa Monica-Malibu Unified School District G.O. Unlimited Bonds, Series D, Election of 2012,
5.00%, 8/1/43	1,000	1,116
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/38	2,625	3,005
5.00%, 8/1/43	500	566
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(1)	2,025	2,240
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/58	2,500	2,818
University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(1)	430	490
University of California General Revenue Bonds, Series AF, Unrefunded Balance,
5.00%, 5/15/36	1,570	1,733
University of California General Revenue Refunding Bonds, Series AZ,
5.00%, 5/15/48	3,500	3,997
Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds,
5.00%, 7/1/30	1,000	1,154
5.00%, 7/1/32	595	683
Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),
5.13%, 9/1/29	2,000	2,042

		165,060

Total Municipal Bonds (Cost $158,957)		165,060

TAX-EXEMPT FIXED INCOME FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.20%(7) (8)	8,428,476	$8,428

Total Investment Companies (Cost $8,428)		8,428

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.1%
California State Health Facilities Financing Authority Variable Revenue Bonds, Series C, Kaiser Permanente,
1.53%, 1/10/19(2) (4) (9)	$1,000	$1,000
Californina Educational Facilities Authority Bonds,
1.75%, 4/4/19	1,000	1,000
Total Short-Term Investments (Cost $2,000)		2,000

Total Investments - 100.5%
(Cost $169,385)		175,488

Liabilities less Other Assets - (0.5%)		(899)

NET ASSETS - 100.0%		$174,589

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(4)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(5)	Zero coupon bond.
(6)	Step coupon bond. Rate as of December 31, 2018 is disclosed.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2018 is disclosed.
(9)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

Percentages shown are based on Net Assets.

At December 31, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	5.9%
AA	74.3
A	11.3
BBB	1.2
Not Rated	2.5
Cash Equivalents	4.8

Total	100.0%

*

Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	8.5%
General	8.8
General Obligation	28.9
Higher Education	8.6
School District	22.3
Water	5.4
All other sectors less than 5%	17.5

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    4    TAX-EXEMPT FIXED INCOME FUNDS

DECEMBER 31, 2018 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$165,060	$—	$165,060
Investment Companies	8,428	—	—	8,428
Short-Term Investments	—	2,000	—	2,000

Total Investments	$8,428	$167,060	$—	$175,488

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds -U.S. Goverment Portfolio (Shares)	$13,485	$80,072	$85,129	$103	$8,428	8,428

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Coporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

G.O. - General Obligation

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    5    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0%
Alabama - 1.3%
Alabama State Port Authority Docks Facilities Revenue Bonds, Prerefunded,
6.00%, 10/1/20(1)	$5,000	$5,359

Arizona - 5.0%
Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project,
5.63%, 7/1/48(2) (3)	2,000	2,022
La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools,
5.00%, 2/15/36	1,400	1,484
5.00%, 2/15/46	3,500	3,649
Maricopa County Pollution Control Corp. Pollution Control Variable Revenue Refunding Bonds, Series A, Public Service of Palo Verde,
6.25%, 1/1/38	4,000	4,188
Phoenix IDA Education Facility Revenue Refunding Bonds, Great Hearts Academies,
5.00%, 7/1/41	1,200	1,240
5.00%, 7/1/46	2,650	2,730
Salt Verde Financial Corp. Senior Gas Revenue Bonds,
5.00%, 12/1/37	5,000	5,716

		21,029

California - 10.7%
California State Municipal Finance Authority COPS, Community Hospitals of Central California, Prerefunded,
5.50%, 2/1/19(1)	4,000	4,012
California State Municipal Finance Authority Revenue Bonds, Series A, Baptist University,
5.00%, 11/1/46	3,000	3,191
California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne, Prerefunded,
6.13%, 6/1/20(1)	3,000	3,188
California State Municipal Finance Authority Senior Lien Revenue Bonds (AMT), LINXS APM Project,
5.00%, 12/31/43	4,000	4,356
California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools,
5.00%, 8/1/46(2) (3)	5,250	5,511
California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Prerefunded,
7.25%, 11/1/21(1)	2,000	2,302
California Statewide Communities Development Authority Revenue Refunding Bonds, Series A, California Baptist University,
5.00%, 11/1/32	500	551
5.00%, 11/1/41	1,000	1,077
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding Bonds, Series A-1,
5.00%, 6/1/47	5,000	4,807
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding Bonds, Series A-2,
5.00%, 6/1/47	3,000	2,884
San Francisco City & County Airports Commission International Airport Revenue Bonds, Second Series E, Prerefunded,
6.00%, 5/1/19(1)	385	391
San Francisco City & County Airports Commission International Airport Revenue Bonds, Second Series E, Unrefunded Balance,
6.00%, 5/1/39	4,615	4,678
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A-1,
5.00%, 6/1/37	6,000	6,000
5.13%, 6/1/46	2,000	2,000

		44,948

NORTHERN FUNDS QUARTERLY REPORT    1     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
Colorado - 2.9%
Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane,
5.00%, 12/31/51	$2,000	$2,110
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/36	4,000	4,102
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Revenue Refunding Bonds, Series A,
5.00%, 12/15/41	3,000	3,016
Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners,
6.00%, 1/15/41	3,000	3,052

		12,280

Delaware - 0.5%
Delaware State EDA Gas Facilities Revenue Refunding Bonds, Delmarva Power,
5.40%, 2/1/31	2,000	2,088

District of Columbia - 1.3%
District of Columbia Revenue Bonds, Cesar Chavez Charter Schools,
7.88%, 11/15/40	5,265	5,380

Florida - 2.8%
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	3,045	3,132
Davie Educational Facilities Revenue Refunding Bonds, Nova SouthEastern University Project,
5.00%, 4/1/48	5,000	5,476
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,
5.00%, 10/1/40	1,500	1,643
5.00%, 10/1/44	1,500	1,639
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10(4)	143	91

		11,981

Georgia - 1.1%
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Series A1,Georgia Proton Treatment Center,
6.75%, 1/1/35	5,000	4,820

Illinois - 9.4%
Chicago Board of Education Dedicated Capital Improvement Special Tax Bonds,
6.00%, 4/1/46	4,000	4,545
Chicago O’Hare International Airport Revenue General Revenue Bonds, Series B, Senior Lien,
5.00%, 1/1/48	5,000	5,557
Chicago Waterworks Revenue Bonds, Second Lien,
5.00%, 11/1/29	2,500	2,807
Illinois State Finance Authority Revenue Bonds, Series A, Provena Health, Prerefunded,
7.75%, 8/15/19(1)	35	36
7.75%, 8/15/19(1)	3,465	3,589
Illinois State Finance Authority Revenue Bonds, Silver Cross & Medical Centers, Prerefunded,
7.00%, 8/15/19(1)	2,000	2,062
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
5.00%, 1/1/44	5,000	5,386
Illinois State Finance Authority Revenue Refunding Bonds, Rosalind Franklin University,
5.00%, 8/1/42	1,100	1,178
Illinois State Finance Authority Revenue Refunding Bonds, Series C, Presence Health Network,
5.00%, 2/15/36	5,000	5,620
Illinois State Finance Authority Student Housing & Academic Facilities Revenue Bonds, CHF - Chicago, LLC - University of Illinois at Chicago Project),
5.00%, 2/15/47	5,200	5,494

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
Illinois - 9.4% continued
Railsplitter Tobacco Settlement Authority Revenue Bonds, Prerefunded,
6.00%, 6/1/21(1)	$3,000	$3,274

		39,548

Indiana - 2.0%
Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project,
6.50%, 9/15/30	3,000	3,229
6.38%, 9/15/41	2,000	2,115
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., Prerefunded,
8.00%, 9/1/21(1)	2,500	2,884

		8,228

Iowa - 1.0%
Iowa State Finance Authority Revenue Bonds, Series A, Lifespace Communities,
5.00%, 5/15/48	4,000	4,118

Kentucky - 1.6%
Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project,
5.75%, 7/1/49	2,500	2,683
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health,
5.25%, 6/1/50	2,500	2,617
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Owensboro Health Inc.,
5.00%, 6/1/45	1,500	1,576

		6,876

Louisiana - 5.1%
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.00%, 5/15/46	5,000	5,349
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded,
5.00%, 5/15/26(1)	50	59
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp.,
6.50%, 8/1/29	2,000	2,125
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp.,
6.50%, 11/1/35	2,000	2,133
Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project,
6.75%, 5/1/41	1,250	1,310
Louisiana State Public Facilities Authority Revenue Refunding Bonds, Lafayette General Health System,
5.00%, 11/1/41	5,000	5,271
Saint Tammany Parish Hospital Service District No. 1 Revenue Refunding Bonds, Series S, Saint Tammany Parish Hospital Project,
5.00%, 7/1/48	3,000	3,295
Tobacco Settlement Financing Corp. Asset Backed Revenue Refunding Bonds, Series A,
5.50%, 5/15/29	2,000	2,022

		21,564

Maine - 1.2%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center,
5.00%, 7/1/43	5,000	5,212

Maryland - 0.9%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare,
6.25%, 1/1/31	1,550	1,711
6.13%, 1/1/36	2,000	2,180

		3,891

NORTHERN FUNDS QUARTERLY REPORT    3     TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
Massachusetts - 3.8%
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A,
5.00%, 7/1/28	$5,000	$6,117
Massachusetts State Development Finance Agency Revenue Bonds, Boston Medical Center, Green Bonds,
5.00%, 7/1/44	3,000	3,189
Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing,
5.00%, 10/1/41	4,230	4,446
Massachusetts State Development Finance Agency Revenue Bonds, Series F, Milford Regional Medical Center,
5.75%, 7/15/43	2,000	2,145

		15,897

Michigan - 3.3%
Michigan State Finance Authority Revenue Bonds, Local Government Loan Program Great Lakes Water Authority,
5.00%, 7/1/35	3,000	3,305
Michigan State Finance Authority Revenue Refunding Bonds, Local Government Loan Program,
5.00%, 7/1/30	2,000	2,211
Michigan State Strategic Fund Limited Obligation Revenue Bonds (AMT), I-75 Improvement Project,
5.00%, 6/30/48	3,110	3,354
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	4,355	4,857

		13,727

Mississippi - 0.6%
Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co.,
5.80%, 5/1/34	2,530	2,638

Missouri - 1.0%
Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital, 6.45%, 9/1/29	2,530	2,569
6.75%, 9/1/34	1,750	1,780

		4,349

New Jersey - 3.9%
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC,
5.00%, 1/1/48	1,665	1,730
New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc. Project,
5.63%, 11/15/30	2,000	2,243
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,
5.25%, 6/15/41	2,000	2,133
5.00%, 6/15/45	2,250	2,361
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.25%, 6/1/46	4,000	4,264
Tobacco Settlement Financing Corp. Subordinate Revenue Refunding Bonds, Series B,
5.00%, 6/1/46	3,500	3,527

		16,258

New York - 5.7%
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, New School,
5.00%, 7/1/45	2,375	2,614
New York State Thruway Authority General Junior Indebtedness Obligation Revenue Bonds, Series A, Junior Lien,
5.00%, 1/1/46	5,000	5,511
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc. Laguardia Airport Terminals,
5.00%, 1/1/36	5,000	5,489

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
New York - 5.7% continued
New York State Transportation Development Corp. Special Facility Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment,
5.25%, 1/1/50	$5,000	$5,313
New York State Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc.,
5.00%, 8/1/31	5,000	5,177

		24,104

North Dakota - 1.2%
Ward County Health Care Facilities Revenue Bonds, Series C, Trinity Obligated Group,
5.00%, 6/1/43	5,000	5,260

Ohio - 5.2%
Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes, Prerefunded,
7.00%, 11/1/20(1)	4,000	4,353
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,
4.50%, 1/15/48	5,000	5,030
Ohio State Turnpike Commission Revenue Bonds, Junior Lien, Infrastructure Project,
5.00%, 2/15/48	3,000	3,215
Ohio State University Hospital Health System Revenue Refunding Bonds,
5.00%, 1/15/41	4,655	5,042
Toledo-Lucas County Port Authority Facilities Revenue Refunding Bonds, CSX Transportation, Inc. Project,
6.45%, 12/15/21(5)	4,000	4,445

		22,085

Pennsylvania - 6.0%
Butler County Hospital Authority Revenue Bonds, Butler Health System Project, Prerefunded,
7.13%, 7/1/19(1)	3,000	3,079
Delaware County IDA Revenue Refunding Bonds, Covanta Project,
5.00%, 7/1/43	2,500	2,513
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation, Prerefunded,
6.00%, 7/1/20(1)	2,500	2,647
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University, Prerefunded,
6.25%, 10/1/21(1)	2,000	2,226
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series A-1,
5.00%, 12/1/46	5,000	5,435
Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds,
5.00%, 3/15/45	5,000	4,857
Philadelphia Water & Wastewater Revenue Bonds, Series A,
5.00%, 7/1/45	4,000	4,362

		25,119

Rhode Island - 1.2%
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/40	5,000	5,191

Texas - 10.6%
Austin Convention Enterprises, Inc. Convention Center Revenue Refunding Bonds, First Tier,
5.00%, 1/1/34	1,995	2,180
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,
5.00%, 12/1/40	1,500	1,518
5.00%, 12/1/45	2,000	2,017
Central Regional Mobility Authority Revenue Refunding Bonds,
5.00%, 1/1/46	2,000	2,159
Clifton Higher Educational Finance Corp. Educational International Leadership Revenue Bonds, Series D,
6.13%, 8/15/48	2,700	2,728

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.0% continued
Texas - 10.6% continued
Houston Airport System Special Facilities Revenue Bonds (AMT), United Airlines, Inc.,
5.00%, 7/15/28	$3,000	$3,396
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds,
5.00%, 5/15/40	3,000	3,314
Mission Economic Development Corp. Revenue Refunding Bonds (AMT), Senior Lien, Natgasoline,
4.63%, 10/1/31	2,000	2,034
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, CHF-Collegiate Housing San Antonio,
5.00%, 4/1/48	3,000	2,955
San Antonio Electric & Gas Revenue Bonds, Junior Lien,
5.00%, 2/1/43	2,500	2,701
Tarrant County Cultural Educational Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series B, Buckner Retirement Services,
5.00%, 11/15/46	4,000	4,232
Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc., Prerefunded,
6.20%, 2/15/20(1)	3,500	3,665
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds (AMT), Senior Lien, Blueridge Transportation,
5.00%, 12/31/40	2,750	2,913
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure,
7.00%, 6/30/40	3,000	3,186
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility,
6.88%, 12/31/39	2,500	2,601
Travis County HFDC Revenue Bonds, Westminster Manor Project, Prerefunded,
7.00%, 11/1/20(1)	2,805	3,060

		44,659

Virginia - 0.9%
Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project, Green Bonds,
5.25%, 7/1/35	270	284
5.00%, 7/1/45	2,515	2,573
Virginia State Small Business Financing Authority Solid Waste Disposal Facilities Revenue Bonds (AMT), Covanta Project,
5.00%, 7/1/38(6) (7)	1,000	1,015

		3,872

Washington - 1.8%
Port of Seattle Revenue Bonds, Series A,
5.00%, 4/1/40	3,000	3,316
Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services, Prerefunded,
7.00%, 7/1/19(1)	4,000	4,100

		7,416

West Virginia - 1.0%
West Virginia State Hospital Finance Authority, Revenue Refunding Bonds, Cabell Huntington Hospital,
5.00%, 1/1/43	3,950	4,331

Total Municipal Bonds (Cost $383,054)		392,228

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.20%(8) (9)	19,720,138	$19,720

Total Investment Companies (Cost $19,720)		19,720

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.8%
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series H, Atrium Health,
1.50%, 1/3/19(7) (10)	$5,000	$5,000
Iowa State Finance Authority Variable Revenue Refunding Bonds, Series A, UnityPoint Health (JPMorgan Chase Bank N.A. LOC),
1.50%, 1/3/19(7) (10)	2,500	2,500

Total Short-Term Investments (Cost $7,500)		7,500

Total Investments - 99.5% (Cost $410,274)		419,448

Other Assets less Liabilities - 0.5%		2,182

NET ASSETS - 100.0%		$421,630

(1)	Maturity date represents the prerefunded date.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)

Restricted security that has been deemed illiquid. At December 31, 2018, the value of these restricted illiquid securities amounted to approximately $7,533,000 or 1.8% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project,
5.63%, 7/1/48	11/8/2018	$1,993
California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools,
5.00%, 8/1/46	2/4/16-3/8/17	5,465

(4)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(5)	Security has converted to a fixed rate as of December 15, 1999, and is a fixed rate going forward.
(6)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(7)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of December 31, 2018 is disclosed.
(10)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

Percentages shown are based on Net Assets.

At December 31, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AA	5.2%
A	24.2
BBB	41.3
BB	9.8
B	2.0
Not Rated	12.8
Cash Equivalents	4.7

Total	100.0%

*

Credit quality ratings are based on converting the available Moody’s, S&P Global and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	7.8%
Development	13.5
Education	7.7
General	8.0
Higher Education	9.0
Medical	21.3
Tobacco Settlement	8.1
Transportation	9.2
All other sectors less than 5%	15.4

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued	DECEMBER 31, 2018 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$392,228	$—	$392,228
Investment Companies	19,720	—	—	19,720
Short-Term Investments	—	7,500	—	7,500

Total Investments	$19,720	$399,728	$—	$419,448

(1)	Classifications as defined in the Statement of Investments

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$10,853	$130,026	$121,159	$162	$19,720	19,720

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

EDA - Economic Development

HFDC - Health Facilities Development

IDA - Industrial Development

PFA - Public Finance Authority

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4%
Alabama - 1.2%
Alabama State Public School & College Authority Revenue Refunding Bonds, Series B,
5.00%, 1/1/25	$5,000	$5,740
Black Belt Energy Gas District Gas Supply Revenue Bonds, Series A,
4.00%, 6/1/21(1) (2) (3)	5,000	5,155
4.00%, 7/1/22(1) (2) (3)	5,000	5,202
Southeast Alabama State Gas Supply District Revenue Bonds, Series A,
4.00%, 6/1/24(1) (2) (3)	15,000	15,683

		31,780

Alaska - 0.7%
Alaska State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/28	5,560	6,398
Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	5,000	5,803
Anchorage Electric Utility Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 12/1/41	5,000	5,532

		17,733

Arizona - 3.7%
Arizona State Transportation Board Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/25	13,610	15,656
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road, Prerefunded,
5.25%, 7/1/19(4)	10,000	10,174
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/28	12,000	13,683
5.00%, 7/1/34	5,350	6,160
Arizona State Transportation Board Highway Subordinated Revenue Bonds, Series A, Unrefunded Balance,
5.00%, 7/1/28	3,035	3,320
Chandler Excise TRB,
5.00%, 7/1/24	3,700	4,171
5.00%, 7/1/27	5,000	5,610
Maricopa County IDA Revenue Bonds, Series B, Banner Health Obligation Group,
5.00%, 10/18/22(1) (2) (3)	500	551
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	180	187
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,578
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2015,
5.00%, 7/1/26	1,500	1,781
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds (AMT), Senior Lien,
5.00%, 7/1/20	1,500	1,567
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, Prerefunded,
5.00%, 7/1/20(4)	3,000	3,141
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien,
5.00%, 7/1/26	5,000	5,721
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 12/1/23	10,000	10,850
5.00%, 1/1/34	5,000	5,818
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/34	5,000	5,909
Scottsdale G.O. Unlimited Refunding Bonds,
5.00%, 7/1/26	1,700	2,030
Tucson G.O. Unlimited Bonds, Series 2012-E,
5.00%, 7/1/25	1,915	2,244

		101,151

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
California - 8.3%
Bay Area Toll Bridge Authority Revenue Bonds,
5.00%, 4/1/27	$1,145	$1,256
Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.13%, 4/1/19(4)	7,390	7,454
Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series A,
2.95%, 4/1/26(1) (2) (3)	5,000	5,170
Burbank Unified School District G.O. Unlimited Convertible CABS, Series A,
(Step to 5.00% on 8/1/23),
0.82%, 8/1/34(5)	3,500	3,106
Cabrillo Community College District G.O. Unlimited CABS, Series B, Election of 2004 (NATL Insured),
0.00%, 8/1/39(6)	11,755	4,381
California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AM,
5.00%, 12/1/25	1,000	1,135
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State G.O. Unlimited Bonds, Unrefunded Balance,
6.00%, 4/1/38	12,935	13,060
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	1,000	1,055
5.00%, 8/1/28	5,000	6,011
6.25%, 11/1/34	5,000	5,181
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC - West Village,
5.00%, 5/15/36	6,130	6,864
5.00%, 5/15/37	3,440	3,831
California State Taxable G.O. Unlimited Bonds,
3.50%, 4/1/28	6,750	6,739
California State Taxable G.O. Unlimited Bonds, High-Speed Passenger Train,
2.19%, 4/1/20(1) (2) (3)	5,000	4,964
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/29	2,500	3,045
California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC,
5.00%, 5/15/29	1,250	1,418
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election of 2006,
(Step to 6.63% on 8/1/26),
2.59%, 8/1/35(5)	11,850	11,243
Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/27	435	494
Glendale Electric Works Revenue Bonds,
5.00%, 2/1/43	5,000	5,487
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/30	10,000	11,456
5.00%, 8/1/31	1,310	1,496
Los Angeles Department of Airports Airport Subordinated Revenue Refunding Bonds,
5.00%, 5/15/36	3,000	3,561
Los Angeles Department of Airports Revenue Bonds, Series A,
5.25%, 5/15/22	5,000	5,066
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/27	5,000	5,922
Los Angeles Department of Airports Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/34	2,225	2,505
5.00%, 5/15/35	600	674

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
California - 8.3% continued
Los Angeles Department of Airports Subordinate Revenue Bonds, Series C (AMT),
5.00%, 5/15/35	$10,000	$11,446
Los Angeles Department of Water & Power System Revenue Bonds, Series D,
5.00%, 7/1/39	2,500	2,795
Los Angeles Department Water & Power Revenue Refunding Bonds, Series D, Power System,
5.00%, 7/1/34	10,000	11,878
Los Angeles G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/20	55	58
Los Angeles Taxable G.O. Unlimited Refunding Bonds, Series A,
2.44%, 9/1/22	5,000	4,938
Los Angeles TRANS,
4.00%, 6/27/19	10,000	10,113
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/26	5,000	6,005
Los Angeles Wastewater System Subordinate Revenue Bond, Series A, Green Bonds,
5.00%, 6/1/48	5,000	5,770
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (2) (3)	7,500	7,842
Riverside Sewer Revenue Refunding Bonds, Series A,
5.00%, 8/1/37	3,260	3,823
Sacramento County Airport System Revenue Refunding Bonds, Series C (AMT),
5.00%, 7/1/35	6,000	6,862
San Diego Unified School District Convertible G.O. Unlimited Refunding CABS, Series R-2,
(Step to 6.63% on 7/1/30),
0.78%, 7/1/40(5)	5,000	4,092
(Step to 6.63% on 7/1/30),
0.89%, 7/1/41(5)	10,000	8,153
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series B,
5.00%, 5/1/47	2,500	2,811
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	2,500	2,529
San Jose Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds, Subseries B,
5.00%, 8/1/19	2,000	2,040
San Mateo County Community College District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 9/1/45	3,000	3,494
Santa Clara Valley Water District COPS, Series C,
5.00%, 6/1/24	650	756
Simi Valley Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	1,000	1,234
University of California General Revenue Bonds, Series U,
5.00%, 5/15/22	5,000	5,236

		224,529

Colorado - 2.8%
Adams County School District No. 1 G.O. Unlimited Bonds, Mapleton Public Schools (State Aid Withholding),
5.25%, 12/1/40	5,000	5,760
Colorado Springs Utilities Revenue Bonds, Series A-4,
5.00%, 11/15/43	6,500	7,513
Colorado State COPS ,Series A,
4.00%, 12/15/36	10,000	10,451
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	2,802
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	1,000	1,120

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Colorado - 2.8% continued
5.00%, 12/1/47	$2,900	$3,230
Denver City & County Airport System Subordinate Revenue Bonds, Series B,
5.25%, 11/15/28	1,500	1,695
5.25%, 11/15/29	1,740	1,960
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series B,
5.00%, 12/1/43	5,000	5,686
Denver City & County Board of Water Commissioners Water Revenue Bonds, Series A, Green Bonds,
5.00%, 9/15/47	5,000	5,715
Denver City & County Dedicated TRB, Series A-1,
5.00%, 8/1/48	10,000	11,153
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGC Insured), Prerefunded,
6.00%, 9/1/19(4)	6,550	6,733
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding),
5.50%, 12/1/22	5,000	5,667
Denver City & County School District No.1 COPS, Series B,
5.25%, 12/1/40	5,000	5,304
University of Colorado Enterprise Revenue Bonds, Series A, Prerefunded,
5.00%, 6/1/23(4)	1,000	1,126

		75,915

Connecticut - 1.6%
Connecticut State G.O. Unlimited Bonds, Series D,
5.00%, 11/1/23	5,000	5,336
Connecticut State G.O. Unlimited Bonds, Series E,
5.00%, 9/15/26	3,825	4,112
4.00%, 9/15/27	4,000	4,136
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-2, Yale University,
2.00%, 7/1/26(1) (2) (3)	5,000	4,622
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/31	5,000	5,712
5.00%, 10/1/35	7,500	8,428
Connecticut State Special Tax Obligation Transportation Revenue Refunding Bonds, Series B,
3.00%, 12/1/22	1,725	1,754
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	8,000	8,982

		43,082

Delaware - 0.1%
Delaware State G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 7/1/23	969	1,014
Delaware State Transportation Authority System Revenue Refunding Bonds,
5.00%, 7/1/26	1,500	1,783

		2,797

District of Columbia - 1.1%
District of Columbia Water & Sewer Authority Public Utility Revenue Refunding Bonds, Series C, Subordinate Lien,
5.00%, 10/1/39	5,000	5,608
Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT),
5.00%, 10/1/20	3,000	3,143
5.00%, 10/1/26	2,000	2,131
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/26	5,830	6,783
5.00%, 10/1/28	3,000	3,299
5.00%, 10/1/38	1,000	1,127

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
District of Columbia - 1.1% continued
Washington Convention & Sports Authority Dedicated Tax Revenue Refunding Bonds, Series A,
5.00%, 10/1/27	$2,000	$2,370
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	3,000	3,423
5.00%, 7/1/43	2,000	2,263

		30,147

Florida - 3.9%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/37	1,500	1,675
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/28	6,185	6,959
Broward County Airport System Revenue Bonds, Series Q-1,
5.00%, 10/1/42	1,295	1,379
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	1,000	1,073
5.00%, 9/1/25	1,000	1,072
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,676
Central Expressway Authority Revenue Bonds, Senior Lien,
5.00%, 7/1/43	3,250	3,672
Davie Educational Facilities Revenue Refunding Bonds, Nova SouthEastern University Project,
5.00%, 4/1/48	2,000	2,190
Florida State Atlantic University Finance Corp. Capital Improvement Revenue Refunding Bonds,
7/1/27(7)	2,000	2,360
Florida State Department Transportation G.O. Unlimited Refunding Bonds,
3.00%, 7/1/30	5,000	5,025
Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund,
5.38%, 10/1/29	3,395	3,681
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	5,000	5,244
Highlands County Health Facilities Authority Revenue Refunding Bonds, Adventist Health, Prerefunded,
5.63%, 11/15/19(4)	10	10
Highlands County Health Facilities Authority Revenue Refunding Bonds, Adventist Health, Unrefunded Balance,
5.63%, 11/15/37	4,990	5,137
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,719
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,
5.00%, 10/1/44	4,000	4,371
Lee County School Board Refunding COPS,
5.00%, 8/1/22	800	881
Miami Beach Water & Sewer Revenue Refunding Bonds,
5.00%, 9/1/47	3,000	3,360
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	1,320	1,468
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	650	716
Miami-Dade County School Board COPS, Series A,
5.00%, 5/1/32	5,000	5,477
Miami-Dade County Transit Sales Surtax Revenue Bonds,
4.00%, 7/1/45	5,000	5,091
4.00%, 7/1/48	5,000	5,083

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Florida - 3.9% continued
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/20	$3,000	$3,171
5.25%, 10/1/22	2,500	2,792
Orlando Capital Improvement Special Revenue Bonds, Series B,
5.00%, 10/1/48	5,000	5,681
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/21(4)	80	87
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 10/1/31	4,920	5,316
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	5,000	5,632
Reedy Creek Improvement District G.O. Limited Bonds, Series A,
5.25%, 6/1/29	5,000	5,626
5.25%, 6/1/30	5,000	5,622

		105,246

Georgia - 3.6%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded,
5.50%, 1/1/19(4)	10,000	10,000
Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Transmission Co. Plant,
2.50%, 5/3/21(1) (2) (3)	2,500	2,510
Fulton County Development Authority Revenue Refunding Bonds, Georgia Tech Foundation CRC & Tech Square Projects,
5.00%, 11/1/26	5,000	5,982
Georgia State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/31	10,965	13,269
4.00%, 7/1/36	5,000	5,334
Georgia State G.O. Unlimited Bonds, Series A, Tranche 1,
5.00%, 7/1/26	10,000	11,978
Georgia State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/1/28	10,000	12,081
Georgia State G.O. Unlimited Refunding Bonds, Series E,
5.00%, 12/1/26	3,100	3,739
Georgia State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 7/1/26	1,500	1,797
5.00%, 1/1/28	5,745	6,895
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/23(1) (2) (3)	2,500	2,633
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(1) (2) (3)	5,000	5,280
Main Street Natural Gas, Inc. Gas Supply Variable Revenue Bonds, Subseries D,
(Floating, ICE LIBOR USD 1M + 0.83%),
2.52%, 12/1/23(1) (3)	10,000	9,909
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.00%, 7/1/60	2,500	2,577
5.50%, 7/1/60	2,500	2,658

		96,642

Hawaii - 1.6%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	1,000	1,042
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/28	1,025	1,207
5.00%, 7/1/43	5,000	5,559
Hawaii State G.O. Unlimited Bonds, Series FT,
5.00%, 1/1/36	5,000	5,809
Hawaii State G.O. Unlimited Refunding Bonds, Series EP,
5.00%, 8/1/26	10,000	11,490
Honolulu City & County Variable G.O. Unlimited Bonds, Rail Transit Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.31%),
1.94%, 9/1/20(1) (3)	5,000	4,998

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Hawaii - 1.6% continued
Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution,
5.00%, 7/1/27	$11,755	$13,675

		43,780

Illinois - 2.9%
Central Lake County Joint Action Water Agency G.O. Unlimited Refunding Bonds (AMBAC Insured),
6.00%, 2/1/19	645	647
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,725
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), Second Lien,
5.50%, 1/1/30	2,025	2,223
Chicago O’Hare International Airport General Revenue Bonds, Series B, Senior Lien,
4.00%, 1/1/44	3,250	3,225
Chicago O’Hare International Airport General Revenue Bonds, Series C (AMT), Senior Lien,
5.25%, 1/1/27	500	547
Chicago O’Hare International Airport General Revenue Refunding Bonds, Series B (AMT), Senior Lien,
5.00%, 1/1/25	5,000	5,363
Chicago O’Hare International Airport Revenue Bonds, Series E, Senior Lien,
5.00%, 1/1/26	5,000	5,805
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/29	5,000	5,615
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/33	5,000	5,690
5.25%, 11/15/35	5,000	5,744
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	2,500	2,590
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
4.25%, 1/1/44	5,000	5,037
Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System,
5.00%, 11/15/35	1,500	1,659
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,455	1,594
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	7,000	7,317
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/40	2,500	2,774
Kendall Kane & Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series A,
5.00%, 2/1/29	2,000	2,101
Regional Transportation Authority Revenue Bonds, Series B,
5.00%, 6/1/35	2,000	2,268
University of Illinois Auxiliary Facilities System Revenue Refunding Bonds, Series A (AGM Insured),
4.00%, 4/1/36	4,520	4,657
Will County G.O. Unlimited Bonds,
4.00%, 11/15/36	3,000	3,113
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,795
Winnebago County Public Safety Sales Tax G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/30/24	5,000	5,534

		79,023

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Indiana - 1.2%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/31	$5,750	$6,224
5.25%, 10/1/38	2,980	3,195
4.25%, 10/1/44	10,000	10,298
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,
5.00%, 12/1/40	4,000	4,409
Indiana State Health & Educational Facilities Financing Authority Ascension Senior Credit Group Revenue Refunding Bonds,
4.00%, 11/15/46	2,500	2,503
Indiana State University Revenue Bonds, Series S, Student Fee,
4.00%, 10/1/36	1,000	1,046
4.00%, 10/1/37	1,855	1,928
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 7/10/21	1,150	1,194
5.50%, 1/10/24	1,135	1,274

		32,071

Kentucky - 3.1%
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,177
Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 115,
5.00%, 4/1/30	7,500	8,483
Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Series B, Project No. 112 (State Appropriation Insured),
5.00%, 11/1/27	10,000	11,476
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1,
4.00%, 6/1/25(1) (2) (3)	20,000	20,975
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (2) (3)	20,000	21,143
Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series E-1,
2.25%, 3/1/20	3,000	3,003
Kentucky State Turnpike Authority Economic Development Road Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	5,240	6,060
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	3,000	3,222
University of Kentucky General Receipt Revenue Bonds, Series A (State Intercept Program),
4.00%, 10/1/29	5,000	5,401

		84,940

Louisiana - 0.7%
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,925	3,116
Louisiana State G.O. Unlimited Bonds, Series A,
4.00%, 5/15/32	6,500	6,824
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/15/24	2,825	3,173
Louisiana State Highway Improvement Revenue Bonds, Series A,
5.00%, 6/15/30	5,390	6,084

		19,197

Maine - 0.0%
Maine State Turnpike Authority Revenue Bonds,
5.00%, 7/1/47	1,135	1,293

Maryland - 3.4%
Anne Arundel County Consolidated General Improvement G.O. Limited Bonds,
5.00%, 4/1/27	5,805	6,752

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Maryland - 3.4% continued
Anne Arundel County G.O. Limited Bonds,
5.00%, 10/1/38	$1,000	$1,148
Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Unrefunded Balance,
5.00%, 2/15/24	2,095	2,350
Howard County G.O. Unlimited Refunding Bonds, Series D,
5.00%, 2/15/30	2,500	3,023
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B,
5.00%, 8/1/27	2,000	2,432
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 2,
5.00%, 8/1/30	10,000	12,156
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, Second Issue,
5.00%, 10/1/27	10,000	11,944
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, Third Issue,
4.00%, 12/15/25	5,000	5,452
Maryland State G.O. Unlimited Bonds, First Series,
4.00%, 6/1/25	1,500	1,647
Maryland State G.O. Unlimited Bonds, Second Series B,
5.00%, 8/1/22	855	947
Maryland State G.O. Unlimited Bonds, Series A,
2.75%, 8/1/25	3,350	3,396
5.00%, 8/1/29	6,620	7,953
Maryland State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/20	3,750	3,937
Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, Prerefunded,
4.00%, 7/1/19(4)	2,000	2,023
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 11/1/26	1,000	1,157
Prince George’s County Consolidated Public Improvement G.O. Limited Bonds, Series C,
4.00%, 8/1/26	5,000	5,394
Saint Mary’s County G.O. Unlimited Bonds,
5.00%, 8/1/24	500	579
University System of Maryland Auxiliary Facilities & Tuition Revenue Refunding Bonds, Series B,
5.00%, 4/1/27	7,070	8,363
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Bonds, Second Series,
5.00%, 6/1/37	5,000	5,731
Washington Suburban Sanitary District G.O. Unlimited Refunding Bonds,
5.00%, 6/1/26	4,895	5,853

		92,237

Massachusetts - 2.0%
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(6)	3,000	2,137
Massachusetts State Consolidate Loan G.O. Limited Bonds, Series A,
5.00%, 4/1/37	4,000	4,574
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series E,
5.00%, 9/1/37	5,000	5,824
Massachusetts State Development Finance Agency Revenue Bonds, Series B, Harvard University, Prerefunded,
5.00%, 10/15/20(4)	2,585	2,729
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
5.00%, 7/1/29	2,625	3,104

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Massachusetts - 2.0% continued
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University,
5.00%, 7/15/27	$3,600	$4,304
Massachusetts State G.O. Limited Bonds, Series E,
3.00%, 12/1/27	2,500	2,518
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series J1, Partners Healthcare, Prerefunded,
5.25%, 7/1/19(4)	5,000	5,086
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University,
6.25%, 4/1/20	1,000	1,056
Massachusetts State School Building Authority Sales TRB, Series B, Senior Lien,
5.00%, 11/15/39	5,000	5,715
Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured),
5.50%, 6/1/21	500	544
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	5,000	5,742
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B,
5.00%, 8/1/26	5,000	5,237
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 8/1/26	5,000	6,071
Massachusetts State Water Resources Authority Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 7/15/19	130	133

		54,774

Michigan - 2.5%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,540	1,800
Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A, (Q-SBLF Insured),
5.00%, 5/1/27	400	468
Michigan Finance Authority State Aid Revenue Notes, Series A-1 (State Aid Withholding),
4.00%, 8/20/19	20,000	20,256
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/29	5,000	5,574
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.00%, 10/15/27	10,000	10,766
Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.00%, 10/1/25	3,970	4,406
Michigan State Finance Authority Hospital Revenue Refunding Bonds, Trinity Health Credit Group,
5.00%, 12/1/37	5,000	5,656
5.00%, 12/1/47	1,000	1,067
Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Unrefunded Balance,
4.75%, 10/1/23	345	346
Royal Oak Hospital Finance Authority Revenue Refunding Bonds, William Beaumont Hospital Credit Group,
5.00%, 9/1/39	3,000	3,240
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/34	3,400	3,849
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	9,690	11,021

		68,449

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Minnesota - 1.2%
Brainerd Independent School District No. 181 School Building Refunding G.O. Unlimited Bonds, Series C (School District Credit Program),
5.00%, 2/1/28	$3,735	$4,369
Hennepin County G.O. Unlimited Bonds, Series A,
5.00%, 12/1/25	3,515	3,915
Hennepin County G.O. Unlimited Bonds, Series C,
5.00%, 12/1/28	3,320	3,952
Minneapolis-Saint Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT),
5.00%, 1/1/22	2,500	2,506
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/27	10,000	12,134
5.00%, 8/1/38	1,500	1,760
Minnesota State G.O. Unlimited Bonds, Series A, Escrowed to Maturity,
5.00%, 10/1/20	75	79
Minnesota State G.O. Unlimited Bonds, State Trunk Highway, Series B,
5.00%, 8/1/25	1,875	2,209
Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A,
5.00%, 10/1/29	1,000	1,131
Minnesota State Various Purpose G.O. Unlimited Bonds, Prerefunded,
5.00%, 8/1/22(4)	245	270
Minnesota State Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/1/26	1,000	1,148

		33,473

Missouri - 0.6%
Kansas City Sanitation Sewer System Revenue Bonds, Subseries A,
4.00%, 1/1/42	3,750	3,835
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	1,490	1,752
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Escrowed to Maturity,
5.00%, 7/1/23	125	141
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Prerefunded,
5.00%, 1/1/20(4)	5	5
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 1/1/22	5,055	5,213
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, Mercy Health,
5.00%, 6/1/30	2,500	2,942
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(6)	2,100	1,665

		15,553

Nebraska - 0.6%
Lancaster County School District No.1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	4,395
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
4.00%, 2/1/42	5,000	5,186
Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded,
5.00%, 2/1/22(4)	3,000	3,276
University of Nebraska Facilities Corp. Revenue Bonds, Series A,
5.00%, 7/15/27	1,895	2,291

		15,148

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Nevada - 1.4%
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/34	$2,500	$2,624
Clark County School District Building G.O. Limited Bonds, Series A,
5.00%, 6/15/30	5,435	6,328
Clark County School District Building G.O. Limited Bonds, Series B,
5.00%, 6/15/35	12,000	13,646
Clark County School District Building G.O. Limited Bonds, Series B (AGM-CR Insured),
5.00%, 6/15/31	5,000	5,822
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B,
5.00%, 7/1/43	5,000	5,593
Washoe County Highway Motor Vehicle Fuel TRB,
4.75%, 2/1/21	3,400	3,408

		37,421

New Hampshire - 0.2%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Prerefunded,
5.25%, 6/1/19(4)	5,000	5,073

New Jersey - 0.4%
New Jersey State EDA Revenue Refunding Bonds, Series II, School Facilities Construction,
5.00%, 3/1/27	3,290	3,485
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue Refunding Bonds,
5.00%, 6/15/30	5,000	5,519
Parsippany-Troy Hills Township G.O. Unlimited Bonds, Series ABCD,
3.00%, 9/15/27	1,665	1,707

		10,711

New Mexico - 0.1%
New Mexico State Finance Authority Revenue Bonds, Series C,
5.00%, 6/1/23	2,770	2,967

New York - 13.1%
Long Island Power Authority Electric System Revenue Bonds, Series A, Prerefunded,
6.25%, 4/1/19(4)	5,000	5,056
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, Prerefunded,
5.00%, 11/15/19(4)	5,000	5,142
Metropolitan Transportation Authority Revenue BANS, Series B-1A,
5.00%, 5/15/20	2,000	2,078
Metropolitan Transportation Authority Revenue BANS, Series B-1C,
5.00%, 5/15/20	8,000	8,310
Metropolitan Transportation Authority Revenue Bonds, Series G, Prerefunded,
5.25%, 11/15/20(4)	5,000	5,323
Metropolitan Transportation Authority Revenue Refunding Bonds, Series A-2, Green Bonds,
5.00%, 11/15/22	1,500	1,650
Metropolitan Transportation Authority Revenue Refunding Bonds, Series C-1, Green Bonds,
5.00%, 11/15/29	2,500	2,912
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1,
5.25%, 11/15/28	5,000	5,760
Monroe County Industrial Development Corp. Revenue Refunding Bonds, Series B, University of Rochester Project,
5.00%, 7/1/26	2,500	2,981
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood (FNMA Insured),
2.95%, 2/1/26(1) (2) (3)	4,000	4,037
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series GG-1, Second General Resolution,
5.00%, 6/15/39	5,000	5,064

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
New York - 13.1% continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,
5.00%, 6/15/46	$5,000	$5,433
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series CC-1, Fiscal 2018,
5.00%, 6/15/48	5,000	5,630
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2,
5.00%, 6/15/40	10,000	11,399
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/29	3,500	4,082
5.25%, 6/15/36	2,500	2,927
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/31	4,765	5,461
5.00%, 6/15/39	8,000	8,917
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,412
New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding),
5.00%, 7/15/26	10,000	10,717
New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S-3 Subseries S-3A (State Aid Withholding),
5.00%, 7/15/36	5,000	5,788
5.00%, 7/15/37	10,000	11,522
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Prerefunded,
5.00%, 11/1/19(4)	5	5
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,523
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	1,000	1,083
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	5,000	5,742
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series B,
5.00%, 2/1/22	2,000	2,127
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Unrefunded Balance,
5.00%, 11/1/21	4,995	5,125
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	5,000	5,716
New York G.O. Limited Bonds, Series D, Subseries D1,
5.00%, 12/1/39	15,000	17,291
New York G.O. Unlimited Bonds, Series 1,
5.00%, 8/1/20	750	787
New York G.O. Unlimited Bonds, Series B-1,
5.25%, 10/1/30	5,000	6,030
5.00%, 10/1/36	2,500	2,874
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Series E-1,
5.25%, 3/1/34	3,000	3,569
5.00%, 3/1/37	3,700	4,260
4.00%, 3/1/41	5,000	5,155
4.00%, 3/1/42	7,500	7,720

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
New York - 13.1% continued
New York G.O. Unlimited Bonds, Series H,
5.00%, 8/1/30	$5,000	$5,554
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/36	1,150	1,330
5.00%, 4/1/39	3,180	3,638
5.00%, 4/1/43	2,000	2,278
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/28	5,000	5,905
New York G.O. Unlimited Refunding Bonds, Series E,
5.00%, 8/1/28	1,045	1,225
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded,
5.25%, 10/1/19(4)	4,660	4,782
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	340	348
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,
4.00%, 7/1/35	5,000	5,304
5.00%, 7/1/36	2,500	2,917
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, School Districts Financing Program (AGM State Aid Withholding),
5.00%, 10/1/22	1,585	1,759
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured),
5.50%, 3/15/30	7,040	8,918
New York State Dormitory Authority Personal Income TRB, Series 2017-A, Prerefunded,
5.00%, 2/15/19(4)	1,815	1,822
New York State Dormitory Authority Personal Income TRB, Series 2017-A, Unrefunded Balance,
5.00%, 2/15/39	115	116
New York State Dormitory Authority Personal Income TRB, Series B, Education, Prerefunded,
5.75%, 3/15/19(4)	16,000	16,131
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series E, Group 2,
5.00%, 3/15/29	3,000	3,657
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series E, Group 3,
5.00%, 3/15/42	5,000	5,741
New York State Dormitory Authority Sales TRB, Series A,
5.00%, 3/15/27	10,000	11,117
New York State Dormitory Authority Sales TRB, Series A, Group C,
5.00%, 3/15/44	3,755	4,230
New York State Dormitory Authority State Personal Income TRB, Series A,
5.00%, 2/15/43	2,000	2,240
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,
5.00%, 6/15/35	2,000	2,327
New York State Environmental Facilities Corp. State Clean & Drinking Water Revenue Refunding Bonds, Series A,
5.00%, 6/15/21	1,500	1,618
New York State Environmental Facilities Corp. State Clean & Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water,
5.00%, 6/15/19	275	279
5.00%, 6/15/36	5,000	5,328
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR Insured),
5.00%, 4/1/21	7,425	7,707

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
New York - 13.1% continued
New York State Urban Development Corp. Revenue Refunding Bonds, Series D, Service Contract,
5.38%, 1/1/22	$1,850	$1,854
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT),
5.00%, 9/1/26	1,130	1,276
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	2,000	2,362
5.00%, 9/15/29	5,000	5,873
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/22	1,000	1,116
5.00%, 10/15/26	5,245	6,075
5.00%, 10/15/27	10,000	11,565
5.00%, 10/15/28	5,000	5,774
4.00%, 10/15/32	1,000	1,071
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, Prerefunded,
5.00%, 5/15/25(4)	1,330	1,567
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,830
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,
5.00%, 12/15/39	5,000	5,776
5.00%, 12/15/41	5,000	5,763
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	1,000	1,096

		353,882

North Carolina - 3.1%
Charlotte COPS, Series B,
3.00%, 6/1/22	20,330	20,374
Charlotte G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/27	3,500	3,935
Charlotte Water and Sewer System Revenue Refunding Bonds,
5.00%, 7/1/36	5,475	6,493
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue Refunding, Series A, Atrium Health,
5.00%, 1/15/35	5,000	5,767
Montgomery County Public Facilities Corp. Limited Obligation Revenue BANS,
3.00%, 9/1/20	5,000	5,056
North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Bonds, Wake Forest University,
4.00%, 1/1/48	10,000	10,305
5.00%, 1/1/48	7,500	8,548
North Carolina State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/26	1,775	2,125
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 5/1/20(4)	5,000	5,206
North Carolina State Public Improvement G.O. Unlimited Connect NC Bonds, Series A,
5.00%, 6/1/26	5,000	5,987
5.00%, 6/1/29	5,000	6,122
Raleigh Refunding G.O. Unlimited Bonds, Series A,
5.00%, 9/1/28	4,070	5,013

		84,931

Ohio - 1.1%
Franklin County Hospital Facilities Ohio Health Corp. Revenue Bonds, Series A,
4.00%, 5/15/47	10,000	10,054
Hamilton County Hospital Facilities Revenue Bonds, UC Health,
5.00%, 2/1/27	1,600	1,787
Northeast Regional Sewer District Revenue Refunding Bonds,
5.00%, 11/15/39	2,000	2,225

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Ohio - 1.1% continued
Ohio State Higher Education G.O. Unlimited Infrastructure Improvement Bonds, Series A,
4.00%, 2/1/32	$2,500	$2,608
Ohio State Infrastructure Improvement G.O. Unlimited Bonds, Series A,
5.00%, 9/1/34	4,000	4,755
Ohio State Turnpike Commission Revenue Refunding Bonds, Series A,
5.00%, 2/15/28	2,000	2,365
Ohio State University Revenue Bonds, Series A,
5.00%, 12/1/39	5,000	5,624

		29,418

Oklahoma - 0.3%
Tulsa Public Facilities Authority Revenue Bonds,
3.00%, 6/1/27	5,000	5,120
3.00%, 6/1/29	3,000	3,032

		8,152

Oregon - 0.7%
Marion & Polk Counties School District No. 24J Salem-Keizer School District G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/35	5,000	5,889
Multnomah County G.O. Limited Bonds,
5.00%, 6/1/28	2,650	3,188
Multnomah County School District No. 7 Reynolds G.O. Unlimited Bonds, Series A (School Board Guaranty Program),
5.00%, 6/15/26	2,225	2,598
Oregon State Board Education G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 8/1/20(4)	40	42
Oregon State Board Education G.O. Unlimited Bonds, Series A, Unrefunded Balance,
5.00%, 8/1/23	4,440	4,654
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien,
5.00%, 11/15/26	1,695	2,033
Washington County G.O. Limited Bonds,
5.00%, 3/1/25	1,500	1,753

		20,157

Pennsylvania - 2.6%
Allegheny County G.O. Unlimited Bonds, Series C-77,
5.00%, 11/1/43	5,235	5,944
Allegheny County Sanitary Authority Revenue Refunding Bonds,
5.00%, 12/1/24	2,500	2,872
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/25	1,000	1,139
5.00%, 6/1/26	1,500	1,726
5.00%, 6/1/27	1,000	1,157
5.00%, 6/1/31	2,000	2,270
Geisinger Authority Health System Revenue Refunding Bonds, Geisinger Health System,
5.00%, 2/15/39	1,750	1,956
Montgomery County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/22	915	1,003
Neshaminy School District G.O. Limited Bonds, Series B (State Aid Withholding),
5.00%, 11/1/34	5,000	5,567
Northampton County General Purpose Authority College Revenue Refunding Bonds, Lafayette College,
5.00%, 11/1/34	3,000	3,462
Pennsylvania State G.O. Unlimited Bonds, Series 1,
4.00%, 6/1/29	5,000	5,224
4.00%, 6/1/30	5,555	5,789
4.00%, 3/1/36	2,500	2,581
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/37	5,000	5,601

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Pennsylvania - 2.6% continued
Pennsylvania State Turnpike Commission Revenue Bonds, Series A,
5.00%, 12/1/38	$5,000	$5,433
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/37	11,635	13,138
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series A-1,
5.00%, 12/1/46	5,000	5,435

		70,297

Rhode Island - 0.4%
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan,
5.00%, 10/15/27	2,630	2,896
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan,
5.00%, 8/1/21	1,000	1,077
Rhode Island State Clean Water Finance Agency Pollution Control Subordinated Revenue Refunding Bonds, Subseries A,
5.00%, 10/1/21	2,880	3,035
Rhode Island State Health & Educational Building Corp. Higher Education Facilities Revenue Refunding Bonds, Series A, Brown University,
5.00%, 9/1/29	3,525	4,241

		11,249

South Carolina - 1.2%
Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding), Prerefunded,
5.00%, 11/1/21(4)	2,500	2,717
Charleston County G.O. Unlimited Refunding Bonds, Series D (State Aid Withholding),
4.00%, 11/1/26	5,000	5,517
Patriots Energy Group Financing Agency Revenue Bonds, Series A,
4.00%, 2/1/24(1) (2) (3)	5,000	5,282
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	4,870	5,685
SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	576
South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded,
5.50%, 1/1/19(4)	12,000	12,000

		31,777

Tennessee - 1.3%
Knox County G.O. Unlimited Bonds, 4.00%, 6/1/28	1,000	1,094
Memphis G.O. Unlimited Refunding Bonds, Series A,
5.00%, 4/1/26	3,510	4,091
Metropolitan Government Nashville & Davidson County Improvement G.O. Unlimited Bonds,
5.00%, 7/1/29	5,000	6,088
Metropolitan Government of Nashville & Davidson County G.O. Unlimited and Improvement Bonds, Series C,
5.00%, 7/1/26	10,000	11,679
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, Unrefunded Balance,
5.00%, 7/1/24	4,600	4,804
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series A, Gas Project,
4.00%, 5/1/23(1) (2) (3)	3,500	3,637
Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program,
3.75%, 1/1/19	165	165
4.05%, 7/1/20	445	455
4.13%, 7/1/21	1,520	1,539

NORTHERN FUNDS QUARTERLY REPORT    17    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Tennessee - 1.3% continued
Williamson County District School G.O. Unlimited Bonds,
5.00%, 4/1/25	$1,000	$1,172

		34,724

Texas - 9.8%
Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/22	100	109
Central Regional Mobility Authority Revenue Bonds, Senior Lien,
5.00%, 1/1/43	1,930	2,124
Central Regional Mobility Authority Revenue Refunding Bonds,
5.00%, 1/1/46	1,000	1,080
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 12/1/26	1,000	1,148
Frisco Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/28	5,755	6,696
Goose Creek Consolidated Independent School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 2/15/28	5,405	6,288
Harris County Cultural Educational Facilities Finance Corp. Revenue Bonds, Series A, Memorial Herman Health System,
5.00%, 12/1/30	3,500	3,907
Hays Consolidated Independent School District School Building G.O. Unlimited Bonds, Series B (PSF-Gtd.),
2.70%, 8/15/23(1) (2) (3)	10,000	10,138
Houston Utility System Revenue Refunding Bonds, Series B, First Lien,
5.00%, 11/15/36	3,000	3,413
Killeen Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/37	5,000	5,775
Lamar Consolidated Independent Schoolhouse District Variable G.O. Unlimited Bonds, Series A (PSF-Gtd.),
1.95%, 8/17/20(1) (2) (3)	1,000	998
Little Elm Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 8/15/46	5,000	5,715
Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series (AGM Insured), Escrowed to Maturity,
4.75%, 1/1/28	6,175	6,874
Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded,
5.50%, 5/15/19(4)	5	5
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded,
5.50%, 5/15/19(4)	80	81
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-1, Prerefunded,
5.50%, 5/15/19(4)	5	5
Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Prerefunded,
5.50%, 5/15/19(4)	5	5
Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Unrefunded Balance,
5.50%, 5/15/33	1,905	1,928
North East Texas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/1/26	10,445	12,164
North Texas Municipal Water District Water System Revenue Refunding & Improvement Bonds,
5.00%, 9/1/35	2,000	2,281
North Texas Tollway Authority Revenue Refunding Bonds,
4.25%, 1/1/49	7,500	7,692
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/25	1,800	1,992
5.00%, 1/1/35	3,000	3,647
5.00%, 1/1/38	3,000	3,399
5.00%, 1/1/39	5,000	5,644

TAX-EXEMPT FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Texas - 9.8% continued
San Antonio Electric & Gas Variable Revenue Refunding Bonds, Subseries B,
2.00%, 12/1/21(1) (2) (3)	$1,500	$1,487
Texas State A&M University Financing System Revenue Bonds, Series D, Prerefunded,
5.00%, 5/15/23(4)	5,000	5,626
Texas State A&M University Financing System Taxable Revenue Refunding Bonds, Series B,
3.25%, 5/15/19	2,750	2,754
Texas State G.O. Limited Refunding Bonds, Series A,
5.00%, 8/1/27	2,000	2,335
Texas State TRANS,
4.00%, 8/29/19	100,000	101,431
Texas State Transportation Commission G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/23	70	79
Texas State Transportation Commission G.O. Unlimited Refunding Bonds, Series F,
5.00%, 10/1/34	5,000	5,818
Texas State Transportation Commission Mobility Fund Refunding G.O. Unlimited Bonds,
5.00%, 10/1/34	1,500	1,668
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund,
5.00%, 4/15/31	10,000	12,013
4.00%, 10/15/37	5,000	5,252
4.00%, 10/15/43	10,000	10,319
5.00%, 10/15/43	10,000	11,444
Texas State Water Development Board State Water Implementation Fund Revenue Bonds, Series 2017A,
5.00%, 10/15/40	3,000	3,377
Texas State Water Development Board State Water Implementation Revenue Bonds,
5.00%, 10/15/46	5,000	5,638
University of Texas Permanent University Fund Revenue Refunding Bonds, Series B,
5.00%, 7/1/25	2,000	2,296
University of Texas Revenue Refunding Bonds, Series I,
5.00%, 8/15/22	750	830

		265,475

Utah - 0.2%
Provo G.O. Unlimited Refunding Bonds,
5.00%, 1/1/26	1,000	1,181
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/26	1,500	1,736
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 6/15/38	2,000	2,240

		5,157

Vermont - 0.1%
Vermont State G.O. Unlimited Bonds, Series B,
5.00%, 8/15/22	1,425	1,581

Virginia - 1.8%
Arlington County G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/15/26	1,500	1,796
Hampton Roads Sanitation District Wastewater Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	3,465	3,970
Hampton Roads Transportation Accountability Commission Revenue Bonds, Series A, Senior Lien,
5.00%, 7/1/48	3,700	4,220
Henrico Water & Sewer System Revenue Bonds,
4.00%, 5/1/46	10,000	10,378
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/22	1,360	1,480
Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 10/1/24	1,500	1,667

NORTHERN FUNDS QUARTERLY REPORT    19    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Virginia - 1.8% continued
Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds,
5.00%, 7/1/28	$5,000	$5,826
Upper Occoquan Sewage Authority Regional Sewage Revenue Refunding Bonds, Series B,
4.00%, 7/1/35	6,165	6,500
Virginia Beach G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 3/1/25	1,335	1,563
Virginia State Commonwealth Transportation Board Revenue Refunding Bonds, Series A,
5.00%, 5/15/27	3,000	3,621
Virginia State G.O. Unlimited Bonds, Series A,
5.00%, 6/1/19	1,000	1,014
Virginia State Public School Authority Special Obligation Prince William County Revenue Bonds (State Aid Withholding),
5.00%, 3/1/30	5,365	6,467
Virginia State Resources Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.50%, 10/1/22	1,000	1,132

		49,634

Washington - 1.7%
Benton & Klickitat Counties Prosser Consolidated School District No. 116-219 G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/28	2,100	2,491
King & Snohomish Counties School District No. 417 Northshore G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/36	6,000	7,026
King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/30	10,000	11,683
Seattle Drainage & Wastewater Revenue Refunding Bonds,
4.00%, 7/1/35	5,000	5,295
Seattle Municipal Light and Power Improvement Revenue Refunding & Improvement Bonds, Series A, Prerefunded,
5.00%, 2/1/21(4)	1,670	1,777
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
4.00%, 7/1/28	5,000	5,273
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services,
5.25%, 10/1/39	4,000	4,139
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	3,000	3,324
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series 201,
5.00%, 7/1/24	2,925	3,137
Washington State Various Purpose G.O. Unlimited Bonds, Series 2010E, Prerefunded,
4.00%, 2/1/20(4)	1,395	1,428
Washington State Various Purpose G.O. Unlimited Bonds, Series D,
2.75%, 2/1/27	1,160	1,165

		46,738

West Virginia - 0.1%
West Virginia State EDA Excess Lottery Revenue Bonds, Series A,
5.00%, 7/1/38	2,980	3,385

Wisconsin - 1.0%
University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,
5.00%, 4/1/43	2,000	2,237
Wisconsin State G.O. Unlimited Refunding Bonds, Series 4,
5.00%, 5/1/26	10,350	11,951
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	670	770

TAX-EXEMPT FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.4% continued
Wisconsin - 1.0% continued
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/36	$3,875	$4,451
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group,
4.00%, 11/15/34	5,000	5,207
4.00%, 11/15/36	3,000	3,105

		27,721

Total Municipal Bonds (Cost $2,351,320)		2,369,410

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 6.9%
Northern Institutional Funds - Municipal Portfolio (Shares),
1.53%(8) (9)	125,000,000	$125,000
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(8) (9)	61,905,103	61,905

Total Investment Companies (Cost $186,905)		186,905

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 4.7%
Baltimore County Metropolitan District G.O. Unlimited Notes,
4.00%, 3/18/19	$10,000	$10,048
California State Educational Facilities Authority Variable Revenue Bonds, Series B, California Institute of Technology,
1.20%, 1/10/19(1) (3) (10)	650	650
Colorado State General Fund Revenue TRANS,
4.00%, 6/26/19	5,000	5,052
Greenville County School District G.O. Limited Notes, Series C (SCSDE Insured),
5.00%, 6/1/19	25,000	25,319
Idaho State G.O. Unlimited TANS,
4.00%, 6/28/19	50,000	50,543
Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series Y, Harvard University Issue,
1.45%, 1/10/19(1) (3) (10)	10,000	10,000
Metropolitan Transportation Authority Revenue Bonds, Series B-4,
5.00%, 11/15/19(1) (2) (3)	1,175	1,205
New York Adjustable G.O. Unlimited Bonds, Subseries A-4, Fiscal 2017 (Citibank N.A. LOC),
1.55%, 1/10/19(1) (3) (10)	2,000	2,000
Pasadena Independent School District School Building Variable G.O. Unlimited Bonds, Series B (PSF-Gtd.),
3.00%, 8/15/19(1) (2) (3)	15,000	15,091
University of North Carolina Chapel Hill Variable Revenue Bonds, Series C,
1.58%, 1/10/19(1) (3) (10)	6,720	6,720

Total Short-Term Investments (Cost $126,655)		126,628

Total Investments - 99.0% (Cost $2,664,880)		2,682,943

Other Assets less Liabilities - 1.0%		25,913

NET ASSETS - 100.0%		$2,708,856

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Step coupon bond. Rate as of December 31, 2018 is disclosed.
(6)	Zero coupon bond.
(7)	When-Issued Security. Coupon rate is not in effect at December 31, 2018.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of December 31, 2018 is disclosed.
(10)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    21    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

At December 31, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	16.9%
AA	50.7
A	16.3
A1+ (Short Term)	6.8
A1 (Short Term)	1.0
BBB	1.0
Not Rated	0.3
Cash Equivalents	7.0

Total	100.0%

*

Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	5.4%
Financials	7.0
General	21.5
General Obligation	22.5
Higher Education	5.8
School District	7.6
Transportation	7.4
Water	9.9
All other sectors less than 5%	12.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$2,369,410	$—	$2,369,410
Investment Companies	186,905	—	—	186,905
Short-Term Investments	—	126,628	—	126,628

Total Investments	$186,905	$2,496,038	$—	$2,682,943

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Municipal Portfolio (Shares)	$125,000	$—	$—	$1,214	$125,000	125,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	313,135	1,264,088	1,515,318	2,834	61,905	61,905

Total	$438,135	$1,264,088	$1,515,318	$4,048	$186,905	186,905

TAX-EXEMPT FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

IDA - Industrial Development Authority

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina School District Enhancement

SIFMA - Securities Industry and Financial Markets Association

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar

NORTHERN FUNDS QUARTERLY REPORT    23    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2%
Arizona - 1.4%
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area,
5.00%, 7/1/22	$1,000	$1,106
5.00%, 7/1/24	3,900	4,497
Maricopa County Special Health Care District G.O. Unlimited Bonds, Maricopa Integrated Health System,
5.00%, 7/1/25	5,000	5,807
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds Series D, School Improvement Project of 2015,
5.00%, 7/1/22	1,200	1,324
Scottsdale G.O. Limited Refunding Bonds,
3.00%, 7/1/22	450	467

		13,201

California - 4.6%
Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds,
2.25%, 4/1/22(1) (2) (3)	10,000	10,056
California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AS, Escrowed to Maturity,
5.00%, 12/1/21	90	98
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	3,250	3,900
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, St. Joseph Health System,
5.00%, 10/18/22(1) (2) (3)	2,500	2,772
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC - West Village,
5.00%, 5/15/23	1,000	1,109
5.00%, 5/15/24	1,000	1,127
California State Various Purpose G.O. Unlimited Bonds, Bid Group A,
5.00%, 10/1/23	5,745	6,546
5.00%, 10/1/24	5,200	6,055
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 10/1/25	4,000	4,737
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
5.00%, 7/1/19	5,000	5,086
Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series A,
2.50%, 7/1/25	820	850
San Juan Unified School District G.O. Unlimited Bonds, Series N, Election of 2012,
8/1/28(4)	1,150	1,279

		43,615

Colorado - 3.1%
Adams & Arapahoe Counties Joint School District No. 28J Aurora G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 12/1/24	1,000	1,109
Adams 12 Five Star Schools G.O. Unlimited Bonds (State Aid Withholding),
5.50%, 12/15/22	3,000	3,404
Adams 12 Five Star Schools G.O. Unlimited Refunding Bonds, Series B (State Intercept Program),
5.00%, 12/15/19	1,625	1,674
Colorado Springs Utilities Revenue Refunding, Series A-1,
5.00%, 11/15/23	2,300	2,620
Colorado State COPS ,Series A,
5.00%, 12/15/22	3,800	4,225
Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,
5.00%, 11/20/25(1) (2) (3)	3,000	3,490
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGC Insured), Prerefunded,
6.00%, 9/1/19(5)	5,000	5,140

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2% continued
Colorado - 3.1% continued
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding),
5.50%, 12/1/23	$4,420	$5,138
Larimer County School District No. R-1 Poudre G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/23	2,500	2,852

		29,652

Connecticut - 2.8%
Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion,
5.00%, 10/15/20	8,000	8,409
Connecticut State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 4/15/25	8,250	9,294
Connecticut State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 9/15/23	2,000	2,214
Connecticut State G.O. Unlimited Refunding Bonds, Series G,
5.00%, 11/1/20	3,500	3,684
Connecticut State G.O. Unlimited Refunding Bonds, Series H,
5.00%, 11/15/20	2,500	2,634

		26,235

District of Columbia - 0.6%
District of Columbia G.O. Unlimited Bonds, Series D,
5.00%, 6/1/23	1,000	1,129
5.00%, 6/1/24	3,000	3,458
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/25	1,000	1,170

		5,757

Florida - 0.5%
Florida State Atlantic University Finance Corp. Capital Improvement Revenue Refunding Bonds,
7/1/20(4)	675	705
7/1/24(4)	1,705	1,934
JEA Electric System Revenue Refunding Bonds, Series A-Three,
5.00%, 10/1/19	1,275	1,304
Sarasota County Infrastructure Sales Surtax Revenue Refunding Bonds,
5.00%, 10/1/21	1,000	1,082

		5,025

Georgia - 2.4%
Atlanta & Fulton County Recreation Authority Revenue Refunding & Park Improvement Bonds, Series A,
5.00%, 12/1/19	380	391
Atlanta Water & Wastewater Revenue Refunding Bonds, Series C,
5.00%, 11/1/25	1,000	1,178
Forsyth County G.O. Unlimited Bonds,
5.00%, 2/1/19	1,000	1,003
Georgia State G.O. Unlimited Bonds, Series A, Tranche 1,
5.00%, 7/1/20	1,000	1,048
Georgia State G.O. Unlimited Bonds, Series A-1,
5.00%, 2/1/24	5,000	5,739
Henry County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/20	1,895	1,990
Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 8/1/19	5,270	5,370
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(1) (2) (3)	3,400	3,590
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A,
4.00%, 7/1/24	2,000	2,198

		22,507

Hawaii - 0.6%
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,000	5,435

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2% continued
Illinois - 2.4%
Champaign Coles Et al. Counties Community College District No. 505 G.O. Unlimited Refunding Bonds, Series B, Parkland College,
5.00%, 12/1/24	$1,315	$1,502
Chicago Transit Authority Capital Grant Receipts Revenue Refunding Bonds, State of Good Repair,
4.00%, 6/1/19	2,500	2,519
Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/22	1,150	1,262
Cook County School District No. 144 Prairie Hills G.O. Limited Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 12/1/20(5)	500	529
DuPage County Community High School District No. 108 G.O. Unlimited Refunding Bonds,
4.00%, 1/1/19	1,000	1,000
Illinois State Finance Authority Clean Water Initiative Revenue Bonds,
5.00%, 7/1/19	5,440	5,526
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A,
5.00%, 12/1/19	3,500	3,598
Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured),
5.00%, 2/1/21	6,260	6,620

		22,556

Indiana - 0.8%
Crown Point Multi-School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program),
5.00%, 7/15/24	1,025	1,174
Indiana Finance Authority Water Utility Revenue Bonds, Second Lien, Citizens Energy Group,
2.95%, 10/1/22	1,750	1,792
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series A,
5.00%, 1/1/21	1,490	1,583
Rockport PCR Revenue Refunding Bonds, Series A, Indiana Michigan Power Co. Project,
3.05%, 6/1/25	3,000	3,000

		7,549

Kansas - 0.1%
Johnson County Internal Improvement G.O. Unlimited Bonds, Series A,
5.00%, 9/1/21	835	903

Kentucky - 1.2%
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1,
4.00%, 6/1/20	650	664
4.00%, 12/1/20	1,070	1,100
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (2) (3)	5,000	5,286
Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series E-1,
2.25%, 3/1/20	4,000	4,004

		11,054

Louisiana - 0.9%
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, LCTCS Act 360 Project (BAM Insured),
5.00%, 10/1/25	2,495	2,880
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Delta Campus Facilities Corp. Project (BAM Insured),
5.00%, 10/1/25	2,525	2,915

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2% continued
Louisiana - 0.9% continued
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman’s Hospital Foundation Project,
5.00%, 10/1/24	$1,200	$1,358
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman’s Hospital Foundation Project (BAM Insured),
5.00%, 10/1/25	1,150	1,327

		8,480

Maryland - 7.8%
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 8/1/19	5,000	5,093
Baltimore County G.O. Unlimited Bonds,
5.00%, 3/1/25	3,555	4,163
Baltimore County Metropolitan District 77th Issue G.O. Unlimited Bonds,
5.00%, 8/1/23	1,395	1,582
Baltimore County Public Improvement G.O. Unlimited Bonds,
5.00%, 2/1/19	5,000	5,013
Baltimore Wastewater Project Revenue Bonds, Series C,
5.00%, 7/1/21	1,330	1,432
Baltimore Water Project Revenue Bonds, Series A,
5.00%, 7/1/20	1,000	1,047
Charles County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 10/1/21	2,035	2,207
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Escrowed to Maturity,
4.00%, 8/1/20	235	243
Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Unrefunded Balance,
4.00%, 8/1/20	4,985	5,158
Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/15/19	3,735	3,749
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
5.00%, 2/1/20	5,000	5,172
Maryland State G.O. Unlimited Bonds, Second Series A, Local Facilities Loan,
5.00%, 8/1/20	2,860	3,003
Maryland State G.O. Unlimited Bonds, Second Series B, Prerefunded,
5.00%, 8/1/22(5)	3,000	3,321
Maryland State G.O. Unlimited Bonds, Second Series B, State & Local Facilities Loan,
2.50%, 8/1/24	2,200	2,209
Maryland State G.O. Unlimited Bonds, Series A,
5.00%, 3/15/23	5,000	5,625
Maryland State G.O. Unlimited Refunding Bonds, Series 2-C,
5.00%, 8/1/21	1,450	1,566
Maryland State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/24	730	845
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/23	3,860	4,364
Prince George’s County Consolidated Public Improvement G.O. Limited Bonds, Series A,
5.00%, 7/15/25	1,975	2,330
Washington Suburban Sanitary District G.O. Unlimited Refunding Bonds,
5.00%, 6/1/24	7,000	8,083
5.00%, 6/1/25	1,500	1,766
Washington Suburban Sanitary District G.O. Unlimited Refunding Bonds, Consolidated Public Improvement Bonds,
5.00%, 6/1/25	5,000	5,885

		73,856

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2% continued
Massachusetts - 3.0%
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A,
5.00%, 7/1/23	$7,300	$8,264
5.00%, 7/1/25	1,500	1,765
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A,
5.00%, 8/15/25	10,000	11,038
Massachusetts State Transportation Fund Revenue Refunding Bonds, Series A,
5.00%, 6/1/24	2,000	2,307
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series A,
5.00%, 8/1/23	3,000	3,403
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series C, Green Bonds,
5.00%, 8/1/23	1,500	1,702
MWRA Revenue Bonds, Series J (AGM Insured), Escrowed to Maturity,
5.50%, 8/1/20	80	84

		28,563

Michigan - 2.8%
Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/20	800	833
Grand Valley State University Revenue Bonds,
5.00%, 12/1/24	750	860
Michigan Finance Authority State Aid Revenue Notes, Series A-1 (State Aid Withholding),
4.00%, 8/20/19	12,550	12,711
Michigan State Finance Authority Clean Water State Revolving Fund Revenue Refunding Bonds,
5.00%, 10/1/20	2,805	2,960
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 7/1/24(1) (2) (3)	5,000	5,428
Michigan State Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds,
5.00%, 10/1/19	1,635	1,674
Thornapple Kellogg School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/19	325	328
Utica Community Schools Building & Site G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/19	1,340	1,354
Western Michigan University General Revenue Refunding Bonds,
5.00%, 11/15/19	850	872

		27,020

Minnesota - 2.6%
Edina Independent School District No. 273 G.O. Unlimited Refunding Bonds, Series B, School Building (School District Credit Program),
5.00%, 2/1/20	1,960	2,028
Hennepin County Sales Tax Revenue Refunding Bonds, Series A, First Lien, Ballpark Project,
5.00%, 12/15/26	1,500	1,702
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series A, School Building (School District Credit Program),
5.00%, 2/1/22	2,585	2,823
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/25	5,000	5,890
5.00%, 10/1/25	1,855	2,192
Minnesota State G.O. Unlimited Refunding Bonds, Series E, State Trunk Highway,
5.00%, 8/1/23	3,040	3,182
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 10/1/21	2,030	2,201

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2% continued
Minnesota - 2.6% continued
Park Rapids Independent School District No. 309 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/20	$1,410	$1,459
Rochester Wastewater G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/1/19	1,475	1,479
Washington County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/1/24	1,355	1,550

		24,506

Missouri - 1.0%
Columbia School District G.O. Unlimited Refunding Bonds,
5.00%, 3/1/26	2,825	3,287
Curators of the University of Missouri System Facilities Revenue Refunding Bonds, Series A,
5.00%, 11/1/26	2,320	2,671
Jackson County Consolidated School District No. 2 Raytown G.O. Unlimited Refunding Bonds, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
5.00%, 3/1/25	1,000	1,160
Springfield School District No. R-12 Direct Deposit G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/24	2,260	2,589

		9,707

Nebraska - 0.6%
Omaha Public Power District Electric System Revenue Refunding Bonds, Series B,
5.00%, 2/1/19	2,000	2,005
University of Nebraska Facilities Corp. Revenue Bonds,
5.00%, 7/15/24	2,925	3,373

		5,378

Nevada - 1.1%
Clark County School District Various Purpose Medium Term G.O. Limited Bonds,
5.00%, 6/15/23	2,465	2,743
Nevada State System of Higher Education University Revenue Bonds, Series B,
5.00%, 7/1/26	5,000	5,610
Washoe County School District G.O. Limited Tax Refunding Bonds, Series A,
4.00%, 6/1/19	1,825	1,841

		10,194

New Jersey - 1.6%
Essex County Improvement Authority Revenue Refunding Bonds (County Gtd.),
2.00%, 12/15/23	4,535	4,514
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue Refunding Bonds,
5.00%, 6/15/24	2,000	2,218
Parsippany-Troy Hills Township G.O. Unlimited Bonds, Series ABCD,
2.50%, 9/15/24	3,965	4,007
Union County G.O. Unlimited Bonds, Escrowed to Maturity,
3.00%, 3/1/19	80	80
Union County G.O. Unlimited Bonds, Series B, Escrowed to Maturity,
3.00%, 3/1/20	55	56
Union County G.O. Unlimited Bonds, Series B, Unrefunded Balance,
3.00%, 3/1/20	147	149
Union County G.O. Unlimited Bonds, Unrefunded Balance,
3.00%, 3/1/19	4,235	4,244

		15,268

New Mexico - 0.5%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B,
5.00%, 7/1/21	1,675	1,803
New Mexico State University Revenue Refunding & Improvement Bonds, Series B, Escrowed to Maturity,
5.00%, 4/1/19	1,285	1,295

TAX-EXEMPT FIXED INCOME FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2% continued
New Mexico - 0.5% continued
New Mexico State University Revenue Refunding & Improvement Bonds, Series B, Unrefunded Balance,
5.00%, 4/1/19	$1,425	$1,436

		4,534

New York - 10.0%
Metropolitan Transportation Authority Revenue BANS, Series B-1C,
5.00%, 5/15/20	5,700	5,921
Metropolitan Transportation Authority Revenue BANS, Subseries C-1,
5.00%, 9/1/20	3,725	3,896
Metropolitan Transportation Authority Revenue Refunding Bonds, Series C-1, Green Bonds,
5.00%, 11/15/24	6,000	6,828
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Climate Bond Certified, Green Bonds,
5.00%, 11/15/24	3,175	3,613
New York City Housing Development Corp. MFH Revenue Bonds, Series L, Sustainable Neighborhood Bonds,
2.75%, 12/29/23(1) (2) (3)	3,000	3,007
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries D-1,
5.00%, 11/1/23	1,475	1,601
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series A,
5.00%, 11/1/23	960	1,042
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series D, Fiscal 2013,
5.00%, 11/1/22	1,340	1,491
New York City Transitional Finance Authority Multi-Modal Revenue Bonds, Series A-1,
5.00%, 8/1/24	2,500	2,882
New York City Transitional Finance Authority Revenue Future Tax Secured Subordinate Revenue Bonds, Series G,
5.00%, 11/1/25	3,620	4,044
New York G.O. Unlimited Refunding Bonds, Series A, Fiscal 2019,
5.00%, 8/1/22	12,700	14,032
5.00%, 8/1/24	4,055	4,671
New York G.O. Unlimited Refunding Bonds, Series J, Subseries J3,
5.00%, 8/1/22	3,500	3,867
New York State Dorm Authority State Personal Income Tax General Purpose Revenue Refunding Bonds, Series D, Unrefunded Balance,
5.00%, 2/15/23	3,190	3,480
New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/24	3,000	3,430
New York State Dorm Authority State Supported Debt Third General Resolution Revenue Bonds, State University,
5.00%, 5/15/26	2,840	3,107
New York State Dormitory Authority Sales TRB, Series A,
5.00%, 3/15/23	6,030	6,776
New York State Dormitory Authority Sales TRB, Series A, Group A,
5.00%, 3/15/24	2,000	2,293
New York State Dormitory Authority State Personal Income Tax General Purpose Refunding Revenue Bonds, Series D,
5.00%, 2/15/24	1,175	1,341
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series J,
2.50%, 5/1/22	3,500	3,506
New York State Thruway Authority Personal Income Tax Revenue Refunding Transportation Bonds, Series A,
5.00%, 3/15/23	3,585	3,875

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2% continued
New York - 10.0% continued
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B,
5.00%, 11/15/25	$9,000	$9,978

		94,681

North Carolina - 1.3%
Fayetteville Public Works Commission Revenue Refunding Bonds,
5.00%, 3/1/25	2,025	2,363
Guilford County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/24	3,435	3,947
North Carolina State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/22	1,000	1,104
North Carolina State G.O. Unlimited Refunding Bonds, Series C,
4.00%, 5/1/22	1,200	1,282
5.00%, 5/1/22	1,000	1,102
North Carolina State Turnpike Authority Revenue Bonds, Series A (AGC Insured), Prerefunded,
5.75%, 1/1/19(5)	3,000	3,000

		12,798

Ohio - 3.6%
American Municipal Power-Ohio, Inc. Revenue Bonds, Series A, Build America Bonds, Combined Hydroelectric Projects,
2.25%, 8/15/21(1) (2) (3)	1,000	1,000
Butler County Hospital Facilities Revenue Refunding Bonds, UC Health,
5.00%, 11/15/24	1,500	1,711
5.00%, 11/15/25	3,080	3,557
Columbus G.O. Limited Refunding Bonds, Series 2, Prerefunded,
5.00%, 7/1/23(5)	1,000	1,130
Columbus G.O. Unlimited Bonds, Series A,
5.00%, 4/1/24	1,500	1,724
Columbus G.O. Unlimited Refunding Bonds, Series 2017-1,
5.00%, 4/1/24	1,795	2,064
Columbus Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/15/19	2,550	2,600
Cuyahoga County Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/21	1,115	1,211
Gallia County Local School Improvement District G.O. Unlimited Refunding Bonds (School District Credit Program),
5.00%, 11/1/20	750	790
Hamilton County Sewer System Revenue Refunding Bonds, Series A, Metropolitan Sewer District,
5.00%, 12/1/24	2,750	3,178
Ohio State Common Schools G.O. Unlimited Bonds, Series B,
5.00%, 9/15/20	3,330	3,507
Ohio State Fresh Water Development Authority Revenue Bonds, Series A,
5.00%, 6/1/19	2,000	2,027
Ohio State G.O. Unlimited Refunding Bonds, Series U,
5.00%, 5/1/24	2,135	2,457
Ohio State Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 6/15/26	3,500	3,912
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
5.00%, 1/1/25	1,000	1,153
Ohio State Infrastructure Improvement G.O. Unlimited Bonds, Series C,
5.00%, 3/1/24	2,000	2,292

		34,313

Oklahoma - 0.3%
Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public School,
5.00%, 10/1/25	1,000	1,154
Oklahoma County Independent School District No. 12 Edmond Combined Purpose G.O. Unlimited Bonds,
2.00%, 8/1/20	1,000	1,002

TAX-EXEMPT FIXED INCOME FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2% continued
Oklahoma - 0.3% continued
Oklahoma State Turnpike Authority Second Senior Revenue Refunding Bonds, Series D,
5.00%, 1/1/24	$1,000	$1,140

		3,296

Oregon - 1.6%
Clackamas County G.O. Unlimited Bonds, Series B,
5.00%, 6/1/25	1,425	1,672
Greater Albany School District No. 8J G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/25	1,625	1,903
Marion & Polk Counties School District No. 24J Salem-Keizer School District G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/25	1,000	1,171
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series C,
5.00%, 4/1/22	2,000	2,194
Oregon State G.O. Unlimited Bonds, Series L,
5.00%, 11/1/21	905	984
Portland Community College District G.O. Unlimited Bonds,
5.00%, 6/15/25	5,000	5,624
Portland G.O. Unlimited Bonds, Series A, Public Safety Project,
5.00%, 6/15/22	1,165	1,287

		14,835

Pennsylvania - 1.4%
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/23	1,750	1,938
Pennsylvania State G.O. Unlimited Bonds, Series 1,
4.00%, 6/1/29	1,000	1,045
Pennsylvania State G.O. Unlimited Bonds, Series 1, Prerefunded,
5.00%, 4/1/23(5)	9,465	10,639

		13,622

South Carolina - 2.1%
Aiken County Consolidated School District G.O. Unlimited Bonds, Series B (SCSDE Insured),
5.00%, 4/1/20	3,530	3,671
Beaufort County School District G.O. Unlimited Bonds, Series B (SCSDE Insured),
5.00%, 3/1/20	4,175	4,332
Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured),
5.00%, 3/1/19	2,120	2,131
Patriots Energy Group Financing Agency Revenue Bonds, Series A,
4.00%, 2/1/24(1) (2) (3)	5,000	5,282
South Carolina State G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 4/1/25	2,935	3,446
York County School District No. 1 G.O. Unlimited Bonds, Series A (SCSDE Insured), Prerefunded,
5.25%, 3/1/19(5)	1,330	1,338

		20,200

Tennessee - 2.5%
Hamilton County G.O. Unlimited Bonds, Series A,
5.00%, 4/1/25	5,930	6,962
Metropolitan Government Nashville & Davidson County G.O. Unlimited and Improvement Bonds,
5.00%, 7/1/23	5,000	5,653
Metropolitan Government of Nashville & Davidson County, G.O. Unlimited Refunding Bonds,
5.00%, 7/1/26	6,055	6,796
Tennessee State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/23	2,555	2,899
5.00%, 8/1/25	1,300	1,535

		23,845

Texas - 8.5%
Bexar County Certificates of Obligation G.O. Limited Bonds, Series B,
5.00%, 6/15/20	2,000	2,091

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2% continued
Texas - 8.5% continued
Dallas Waterworks & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 10/1/22	$1,125	$1,247
Fort Bend Independent School District Refunding G.O. Unlimited Bonds, Series A (PSF-Gtd.),
5.00%, 8/15/24	1,000	1,152
Garland G.O. Limited Refunding Bonds,
5.00%, 2/15/20	2,390	2,475
Houston Combined Utility System Revenue Refunding Bonds, Series C, First Lien,
5.00%, 5/15/20	1,560	1,626
Houston Independent School District G.O. Limited Refunding Bonds (PSF-Gtd.),
3.00%, 2/15/21	4,665	4,775
Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/23	800	895
Leander Independent School District G.O. Unlimited Bonds, Series A, School Building (PSF-Gtd.),
5.00%, 8/15/23	1,000	1,129
Lewisville Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 8/15/23	1,330	1,501
Lewisville Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/15/24	2,475	2,846
Mckinney Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/25	1,800	2,091
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/22	3,690	4,002
Northside Texas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
2.13%, 8/1/20(1) (2) (3)	2,190	2,191
Northwest Texas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
4.00%, 2/15/26	1,255	1,343
Plano Independent School District School Building G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/20	1,210	1,253
San Antonio Electric & Gas Variable Revenue Refunding Bonds, Subseries B,
2.00%, 12/1/21(1) (2) (3)	2,000	1,983
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/25	645	707
Texas State TRANS,
4.00%, 8/29/19	34,090	34,578
Texas State Transportation Commission G.O. Unlimited Refunding Bonds, Series F,
5.00%, 10/1/22	1,420	1,575
Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series A, First Tier,
5.00%, 4/1/23	5,000	5,610
5.00%, 4/1/25	2,500	2,866
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund,
5.00%, 4/15/23	2,510	2,818
West Harris County Regional Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 12/15/21	500	544

		81,298

Utah - 1.4%
Box Elder County School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 7/15/23	1,000	1,130
Cache County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program),
5.00%, 6/15/21	2,650	2,845
Granite School District Salt Lake County G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program),
5.00%, 6/1/25	1,400	1,642

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2% continued
Utah - 1.4% continued
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 10/1/19(5)	$425	$435
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Unrefunded Balance,
5.00%, 10/1/27	45	46
5.00%, 10/1/28	30	31
Nebo School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program),
4.00%, 7/1/23	2,265	2,461
Utah County Hospital Revenue IHC Health Services Inc. Revenue Bonds, Series B,
5.00%, 8/1/24(1) (2) (3)	4,000	4,484

		13,074

Virginia - 3.8%
Arlington County G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/15/24	1,570	1,817
Arlington County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 2/15/19	305	306
Fairfax County IDA Health Care Revenue Refunding Bonds, Series B, Inova Health System,
5.00%, 5/15/23(1) (2) (3)	10,000	11,182
Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 10/1/25	5,000	5,804
Portsmouth G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 7/15/24	1,000	1,152
Richmond Refunding G.O. Unlimited Bonds, Series D (State Aid Withholding),
5.00%, 3/1/25	2,565	2,994
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series D, 21st Century College (State Intercept Program),
5.00%, 2/1/23	1,285	1,439
Virginia State Public School Authority School Financing Revenue Bonds, Series C (State Aid Withholding),
5.00%, 8/1/21	1,260	1,360
Virginia State Public School Authority School Financing Revenue Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/19	10,000	10,189

		36,243

Washington - 2.1%
Franklin County School District No. 1 Pasco G.O. Unlimited Bonds (School Board Guaranty Program),
4.00%, 12/1/28	1,500	1,591
King County School District No. 415 Kent G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/19	2,875	2,958
Pierce County School District No. 83 University Place G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	3,205	3,692
Snohomish & Island Counties School District No. 401 Stanwood G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/15/25	1,000	1,178
5.00%, 12/15/26	1,300	1,552
Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/21	750	816
Snohomish County School District No. 332 Granite Falls G.O. Unlimited Refunding Bonds, Series A (School Board Guaranty Program),
4.00%, 12/1/19	1,000	1,019

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 83.2% continued
Washington - 2.1% continued
Washington State G.O. Unlimited Refunding Bonds, Motor Vehicle Fuel Tax,
5.00%, 7/1/26	$5,000	$5,483
Washington State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/22	1,825	2,019

		20,308

West Virginia - 0.1%
West Virginia State G.O. Unlimited Bonds, Series A,
5.00%, 12/1/19	725	746

Wisconsin - 2.1%
Central Brown County Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 11/1/20	200	211
PMA Levy & Aid Anticipation Notes Program Note Participations Revenue Notes, Series A,
3.00%, 9/20/19	4,000	4,030
Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 5/1/25	2,500	2,815
Wisconsin State Transportation Revenue Refunding Bonds, Series 1,
5.00%, 7/1/24	5,000	5,774
Wisconsin State Transportation Revenue Refunding Bonds, Series 1, Unrefunded Balance,
5.00%, 7/1/25	6,750	7,601

		20,431

Total Municipal Bonds (Cost $786,520)		790,685

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.7%
Northern Institutional Funds - Municipal Portfolio (Shares),
1.53%(6) (7)	25,000,000	$25,000
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(6) (7)	19,667,994	19,668

Total Investment Companies (Cost $44,668)		44,668

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 11.1%
Baltimore County Metropolitan District G.O. Unlimited Notes,
4.00%, 3/18/19	$5,150	$5,174
Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1,
5.00%, 6/1/19	2,875	2,912
Colorado State Educational Loan Program TRANS, Series A,
4.00%, 6/27/19	10,000	10,105
Colorado State Educational Loan Program TRANS, Series A,
5.00%, 6/27/19	8,800	8,935
Colorado State General Fund Revenue TRANS,
4.00%, 6/26/19	11,025	11,141
Colorado State General Fund Revenue TRANS,
5.00%, 6/26/19	1,265	1,284
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series 2013 A, Yale University,
1.00%, 7/1/19(1) (2) (3)	1,175	1,170
Dickinson Independent School District Variable G.O. Unlimited Refunding Bonds (PSF-Gtd.),
1.35%, 8/1/19(1) (2) (3)	2,000	1,993
Eagle Mountain & Saginaw Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
2.00%, 8/1/19(1) (2) (3)	2,500	2,500
Houston Independent Schoolhouse District G.O. Limited Bonds, Series A-2 (PSF-Gtd.),
3.00%, 6/1/19(1) (2) (3)	2,250	2,259
Idaho State G.O. Unlimited TANS,
4.00%, 6/28/19	5,000	5,054
Las Vegas Valley Water District Refunding G.O. Limited Bonds, Series B,
4.00%, 6/1/19	2,400	2,422
Massachusetts State G.O. Limited RANS, Series A,
4.00%, 4/25/19	10,000	10,071
Massachusetts State G.O. Limited RANS, Series B,
4.00%, 5/23/19	20,875	21,058

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 11.1% continued
New Castle County Refunding G.O. Unlimited Bonds,
5.00%, 4/1/19	$4,625	$4,662
Peoria Variable G.O. Unlimited Refunding Bonds, Series A,
1.84%, 1/10/19(1) (3) (8)	4,950	4,950
Spartanburg County School District No. 6 G.O. Unlimited Bonds (SCSDE Insured),
5.00%, 4/1/19	1,905	1,920
Virginia State Commonwealth Transportation Board Revenue Refunding Bonds, Northern Virginia Transportation District Program,
5.00%, 5/15/19	7,375	7,463

Total Short-Term Investments (Cost $105,133)		105,073

Total Investments - 99.0% (Cost $936,321)		940,426

Other Assets less Liabilities - 1.0%		9,550

NET ASSETS - 100.0%		$949,976

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at December 31, 2018.
(5)	Maturity date represents the prerefunded date.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2018 is disclosed.
(8)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

Percentages shown are based on Net Assets.

At December 31, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	23.1%
AA	46.8
A	10.3
A1+ (Short Term)	9.4
A1 (Short Term)	5.2
BBB	0.2
Not Rated	0.2
Cash Equivalents	4.8

Total	100.0%

*

Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Education	5.4%
General	17.0
General Obligations	36.4
School District	14.1
Transportation	8.5
All other sectors less than 5%	18.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	DECEMBER 31, 2018 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$790,685	$—	$790,685
Investment Companies	44,668	—	—	44,668
Short-Term Investments	—	105,073	—	105,073

Total Investments	$44,668	$895,758	$—	$940,426

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - Municipal Portfolio (Shares)	$25,000	$—	$—	$243	$25,000	25,000
Northern Institutional Funds - U.S. Government Portfolio (Shares)	51,241	555,228	586,801	618	19,668	19,668

Total	$76,241	$555,228	$586,801	$861	$44,668	44,668

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

BAM - Build America Mutual

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

GAAP - Generally Accepted Accounting Principles

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

LCTCS - Louisiana Community and Technical College System

MFH - Multi Family Housing

MWRA - Massachusetts Water Resources Authority

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina State Department of Education

TANS - Tax Anticipation Notes

TRANS - Tax Revenue Anticipation Notes

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2%
Alabama - 0.2%
Birmingham Convertible G.O. Unlimited CABS, Series A,
5.00%, 3/1/27	$1,000	$1,104
Black Belt Energy Gas District Gas Supply Revenue Bonds, Series A,
4.00%, 6/1/21(1) (2) (3)	1,335	1,377

		2,481

Arizona - 0.8%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/42	1,365	1,552
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	5,000	5,584
Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),
5.00%, 6/1/44	2,000	2,178

		9,314

California - 12.6%
Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded,
5.00%, 4/1/19(4)	5,000	5,042
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	700	840
6.25%, 11/1/34	2,830	2,932
California State Municipal Finance Authority Lease Revenue Bonds, Orange County Civic Center Infrastructure,
5.00%, 6/1/43	1,500	1,700
5.00%, 6/1/48	7,500	8,427
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	5,000	5,529
5.00%, 5/15/43	2,000	2,191
California State Taxable G.O. Unlimited Refunding Bonds,
4.50%, 4/1/33	10,000	10,468
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/29	2,500	3,045
5.25%, 10/1/39	5,000	5,745
California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC,
5.00%, 5/15/32	1,000	1,119
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series B, Election of 2006, (Step to 6.00% on 5/1/19),
1.78%, 5/1/34(5)	2,500	2,944
Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
4.00%, 8/1/48	1,600	1,623
Centrl Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/43	1,000	1,119
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/29	4,350	5,006
5.00%, 8/1/31	14,690	16,780
Los Angeles Department of Airports Airport Subordinated Revenue Refunding Bonds,
5.00%, 5/15/36	2,745	3,258
5.00%, 5/15/43	5,000	5,784
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/34	3,000	3,463
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/31	1,445	1,657
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series A,
5.00%, 7/1/39	2,070	2,401

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2% continued
California - 12.6% continued
Los Angeles Department Water & Power Systems Revenue Refunding Bonds, Series D,
5.00%, 7/1/35	$6,650	$7,862
Los Angeles Unified School District G.O. Unlimited Bonds, Series F,
5.00%, 1/1/34	1,000	1,015
Los Angeles Wastewater System Subordinate Revenue Bond, Series A, Green Bonds,
5.00%, 6/1/48	2,000	2,308
Manhattan Beach Unified School District G.O. Unlimited Bonds, Series A, Measure EE, Election of 2016,
5.00%, 9/1/43	2,000	2,328
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29	7,020	7,086
Mountain View Shoreline Regional Park Community Tax Allocation Bonds, Series A (AGM Insured),
5.00%, 8/1/43	1,000	1,147
Newport Mesa Unified School District G.O. Unlimited Refunding CABS Bonds,
0.00%, 8/1/41(6)	2,000	838
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (2) (3)	2,500	2,614
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/28	1,000	1,163
Sacramento County Airport System Revenue Refunding Bonds, Series C (AMT),
5.00%, 7/1/35	3,000	3,431
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,280	1,339
San Diego Unified School District Convertible G.O. Unlimited Refunding CABS, Series R-2,
(Step to 6.63% on 7/1/30),
0.78%, 7/1/40(5)	5,000	4,092
(Step to 6.63% on 7/1/30),
0.89%, 7/1/41(5)	10,050	8,194
San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Green Bonds, Election of 2004,
5.00%, 8/1/36	3,000	3,520
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,664
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series B,
5.00%, 5/1/47	1,000	1,124
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	5,000	5,058
San Mateo County Community College District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 9/1/45	2,000	2,330
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(4)	1,100	1,217
Solano County Community College District G.O. Unlimited Bonds, Series A, Election of 2012,
(Step to 5.13% on 8/1/23),
1.44%, 8/1/41(5)	3,200	2,906

		152,384

Colorado - 4.9%
Adams County School District No. 1 G.O. Unlimited Bonds, Mapleton Public Schools (State Aid Withholding),
5.25%, 12/1/40	5,000	5,760
Colorado State COPS ,Series A,
4.00%, 12/15/37	10,000	10,366
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	2,802

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2% continued
Colorado - 4.9% continued
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	$3,400	$3,807
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/29	3,000	3,080
5.25%, 11/15/36	5,000	5,128
Denver City & County Board of Water Commissioners Water Revenue Bonds, Series A, Green Bonds,
5.00%, 9/15/47	2,045	2,337
Denver City & County Dedicated Tax Revenue CABS, Series A-2,
0.00%, 8/1/37(6)	2,750	1,296
0.00%, 8/1/39(6)	2,805	1,202
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	1,500	1,686
Denver City & County School District No.1 COPS, Series B,
5.25%, 12/1/40	1,805	1,915
El Paso County School District No. 12 Cheyenne Mountain G.O. Unlimited Bonds (State Aid Withholding),
5.25%, 9/15/38	5,000	5,743
Jefferson County School District No.R-001 G.O. Unlimited Bonds (State Intercept Program),
5.00%, 12/15/37	5,000	5,859
University of Colorado Enterprise Revenue Bonds, Series B,
5.00%, 6/1/48	5,175	5,931
University of Colorado Enterprise Revenue Refunding Bonds, Series A-2,
4.00%, 6/1/43	1,750	1,820

		58,732

Connecticut - 0.9%
Connecticut State G.O. Unlimited Bonds,
4.00%, 8/1/33	1,000	1,030
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 8/1/34	3,000	3,283
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/31	2,500	2,856
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	3,000	3,368

		10,537

District of Columbia - 1.7%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 6/1/38	1,000	1,123
5.00%, 6/1/43	5,000	5,731
District of Columbia G.O. Unlimited Bonds, Series C,
5.00%, 6/1/38	1,000	1,108
District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds,
5.00%, 10/1/45	2,500	2,780
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/43	4,000	4,467
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	1,800	2,054
5.00%, 7/1/43	3,000	3,394

		20,657

Florida - 8.9%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/42	2,500	2,768
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/43	5,000	5,496
Broward County Airport System Revenue Refunding Bonds, Series O,
5.38%, 10/1/29	510	523

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2% continued
Florida - 8.9% continued
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	$1,235	$1,325
5.00%, 9/1/25	1,000	1,072
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,676
Central Expressway Authority Revenue Bonds, Senior Lien,
5.00%, 7/1/43	2,500	2,824
Davie Educational Facilities Revenue Refunding Bonds, Nova SouthEastern University Project,
5.00%, 4/1/48	2,000	2,190
Florida State Department Transportation G.O. Unlimited Refunding Bonds,
3.00%, 7/1/30	2,500	2,512
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, Prerefunded,
6.25%, 10/1/19(4)	3,000	3,098
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	3,000	3,147
Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),
5.00%, 10/1/42	1,965	2,177
Highlands County Health Facilities Authority Revenue Refunding Bonds, Adventist Health, Prerefunded,
5.63%, 11/15/19(4)	15	16
Highlands County Health Facilities Authority Revenue Refunding Bonds, Adventist Health, Unrefunded Balance,
5.63%, 11/15/37	4,985	5,132
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,719
JEA Electric System Revenue Refunding Bonds, Series B,
5.00%, 10/1/30	2,250	2,575
JEA Water & Sewer Revenue Refunding Bonds, Series A,
4.00%, 10/1/34	1,330	1,416
Miami Beach Water & Sewer Revenue Refunding Bonds,
5.00%, 9/1/47	2,000	2,240
Miami-Dade County Aviation Revenue Bonds, Miami International, Prerefunded,
5.50%, 10/1/20(4)	2,500	2,658
Miami-Dade County Aviation Revenue Refunding Bonds,
5.00%, 10/1/41	450	501
Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,224
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,456
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A,
5.00%, 7/1/39	4,025	4,400
Miami-Dade County G.O. Unlimited Bonds, Public Health Trust Program,
4.00%, 7/1/42	3,000	3,101
Miami-Dade County Transit Sales Surtax Revenue Bonds,
4.00%, 7/1/48	10,000	10,166
Miami-Dade County Transit System Sales Surtax Revenue Bonds,
5.00%, 7/1/42	10,000	10,766
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
4.00%, 10/1/37	2,000	2,058
Orlando Capital Improvement Special Revenue Bonds, Series B,
5.00%, 10/1/48	5,000	5,681
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/21(4)	75	81

TAX-EXEMPT FIXED INCOME FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2% continued
Florida - 8.9% continued
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 10/1/31	$4,925	$5,322
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	3,000	3,379
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Bonds,
5.00%, 10/1/38	5,000	5,570
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/36	1,750	2,014

		107,283

Georgia - 1.2%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded,
5.50%, 1/1/19(4)	7,500	7,500
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(1) (2) (3)	1,650	1,742
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.00%, 7/1/60	2,500	2,577
5.50%, 7/1/60	2,500	2,658

		14,477

Hawaii - 1.7%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	4,000	4,169
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/48	4,000	4,430
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 9/1/43	2,000	2,308
Honolulu City & County G.O. Unlimited Bonds, Series D, Prerefunded,
5.25%, 9/1/19(4)	1,000	1,023
Honolulu City & County Variable G.O. Unlimited Bonds, Rail Transit Project, (Floating, SIFMA Municipal Swap Index Yield + 0.30%),
1.93%, 9/1/20(1) (3)	3,500	3,498
University of Hawaii Revenue Bonds, Series A, Prerefunded,
5.25%, 10/1/19(4)	5,000	5,129

		20,557

Idaho - 0.2%
Idaho State Health Facilities Authority Hospital Revenue Bonds, Trinity Health Credit Group,
5.00%, 12/1/47	1,750	1,948

Illinois - 6.3%
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,725
Chicago O’Hare International Airport General Revenue Bonds, Series B, Senior Lien,
4.00%, 1/1/44	2,000	1,984
Chicago O’Hare International Airport General Revenue Bonds, Series D, Senior Lien,
5.00%, 1/1/39	1,015	1,096
Chicago O’Hare International Airport General Revenue Refunding Bonds, Series B, Senior Lien,
5.00%, 1/1/41	3,100	3,390
Chicago O’Hare International Airport Revenue General Revenue Bonds, Series B, Senior Lien,
5.00%, 1/1/48	5,000	5,557
Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge,
5.00%, 1/1/23	2,000	2,171
Cook County Sales Tax Revenue Refunding Bonds,
4.00%, 11/15/34	5,085	5,293
4.00%, 11/15/38	5,000	5,101

NORTHERN FUNDS QUARTERLY REPORT     5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2% continued
Illinois - 6.3% continued
Illinois Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,
3.90%, 11/1/36	$1,740	$1,740
Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/28	1,500	1,835
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	2,500	2,590
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, Prerefunded,
6.00%, 3/1/19(4)	4,850	4,883
Illinois State Finance Authority Revenue Bonds, Series A, DePaul University, Prerefunded,
6.13%, 4/1/21(4)	5,000	5,455
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
4.25%, 1/1/44	5,000	5,037
5.00%, 1/1/44	2,500	2,693
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,000	1,096
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	4,750	4,965
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/40	2,000	2,220
Morton Grove-Niles Water Commission G.O. Unlimited Bonds, Alternate Revenue Source, Series A,
5.00%, 12/1/41	1,635	1,827
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured),
5.75%, 6/1/34	3,400	4,332
University of Illinois Auxiliary Facilities System Revenue Refunding Bonds, Series A (AGM Insured),
4.13%, 4/1/48	5,000	5,059
Will County G.O. Unlimited Bonds,
4.00%, 11/15/36	2,000	2,075
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,795

		75,919

Indiana - 0.5%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/38	3,150	3,378
Indiana State Health & Educational Facilities Financing Authority Ascension Senior Credit Group Revenue Refunding Bonds,
4.00%, 11/15/46	2,500	2,503

		5,881

Kentucky - 1.5%
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,176
Kentucky State Property & Buildings Commission Revenue Bonds, Project No. 115,
5.00%, 4/1/30	2,500	2,828
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (2) (3)	5,000	5,286
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	2,000	2,148
University of Kentucky General Receipt Revenue Bonds, Series A (State Intercept Program),
3.00%, 10/1/35	3,000	2,844

		18,282

Louisiana - 1.9%
East Baton Rouge Parish Sewer Commission Revenue Bonds, Series A, Prerefunded,
5.25%, 2/1/19(4)	5,000	5,014

TAX-EXEMPT FIXED INCOME FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2% continued
Louisiana - 1.9% continued
Lafayette Parish School Board Sales TRB,
5.00%, 4/1/48	$2,165	$2,425
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,000	2,131
Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A, First Lien,
4.50%, 5/1/39	2,500	2,655
4.00%, 5/1/41	5,000	5,149
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,529

		22,903

Maine - 0.2%
Maine State Turnpike Authority Revenue Bonds,
5.00%, 7/1/47	2,000	2,279

Maryland - 0.9%
Anne Arundel County G.O. Limited Bonds,
5.00%, 10/1/38	1,000	1,148
Howard County G.O. Unlimited Bonds, Series A,
5.00%, 2/15/30	1,000	1,188
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health,
5.00%, 7/1/44	1,100	1,214
Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, Prerefunded,
4.00%, 7/1/19(4)	2,500	2,529
Montgomery County G.O. Unlimited Refunding Bonds, Series B,
5.00%, 11/1/26	1,000	1,157
Washington Suburban Sanitary District G.O. Unlimited Bonds,
4.00%, 6/15/44	3,500	3,617

		10,853

Massachusetts - 4.8%
Massachusetts Bay Transportation Authority Assessment Revenue Refunding Bonds, Series A,
5.00%, 7/1/41	2,800	3,019
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(6)	2,500	1,781
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,
5.25%, 7/1/33	1,900	2,357
Massachusetts State College Building Authority, Revenue Bonds, Series B, (State Intercept Program) Green Bonds,
5.00%, 5/1/39	1,000	1,106
Massachusetts State Consolidate Loan G.O. Limited Bonds, Series A,
5.00%, 4/1/37	2,430	2,779
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series E,
5.00%, 9/1/37	5,000	5,824
Massachusetts State Development Finance Agency Broad Institute Revenue Refunding Bonds,
5.00%, 4/1/37	1,000	1,153
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series Q, Williams College,
5.00%, 7/1/46	2,000	2,259
Massachusetts State Housing Finance Agency Revenue Bonds, Series H,
4.40%, 12/1/46	1,000	1,020
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	3,046
Massachusetts State School Building Authority Sales TRB, Series A, Senior Lien,
5.00%, 5/15/43	3,015	3,292
Massachusetts State School Building Authority Sales TRB, Series B, Senior Lien,
5.00%, 11/15/36	1,500	1,720
5.00%, 11/15/39	2,500	2,857

NORTHERN FUNDS QUARTERLY REPORT     7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2% continued
Massachusetts - 4.8% continued
Massachusetts State Transportation Fund Rail Enhancement & Accelerated Revenue Bonds,
5.00%, 6/1/42	$5,000	$5,667
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program,
6.00%, 8/1/19	3,000	3,073
Massachusetts State Water Pollution Abatement Trust State Revolving Fund Revenue Bonds, Series 14, Prerefunded,
5.00%, 8/1/19(4)	10,000	10,186
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	1,455	1,671
University of Massachusetts Building Authority Project Revenue Bonds, Senior Series 1,
5.00%, 11/1/44	5,000	5,545

		58,355

Michigan - 2.5%
Grand Rapids Public Schools Building & Site G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 5/1/25	1,000	1,154
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	2,000	2,250
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.50%, 10/15/45	2,565	2,773
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.38%, 10/15/36	5,000	5,415
Michigan State Building Authority Revenue Refunding Bonds, Series I,
5.00%, 4/15/36	1,000	1,138
Michigan State Finance Authority Hospital Revenue Refunding Bonds, Trinity Health Credit Group,
5.00%, 12/1/47	3,915	4,180
Michigan State Finance Authority Revenue Refunding Bonds, Series H-1,
5.00%, 10/1/39	5,000	5,532
Royal Oak Hospital Finance Authority Revenue Refunding Bonds, William Beaumont Hospital Credit Group,
5.00%, 9/1/39	2,000	2,160
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	2,000	2,231
Wayne County Airport Authority Revenue Refunding Bonds, Series G,
5.00%, 12/1/34	2,625	2,971

		29,804

Minnesota - 0.4%
Brainerd Independent School District No. 181 School Building G.O. Unlimited Bonds, Series A (School District Credit Program),
4.00%, 2/1/42	5,000	5,132
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program),
5.00%, 2/1/28	275	328

		5,460

Missouri - 0.7%
Kansas City Sanitation Sewer System Revenue Bonds, Subseries A,
4.00%, 1/1/42	1,820	1,861
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series A,
5.00%, 5/1/42	1,000	1,139
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
5.00%, 5/1/33	1,000	1,144
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke’s Health System,
5.00%, 11/15/43	1,280	1,425

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2% continued
Missouri - 0.7% continued
Missouri State Health & Educational Facilities Authority Saint Louis University Revenue Bonds, Series A,
5.00%, 10/1/38	$2,500	$2,816

		8,385

Montana - 0.0%
Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA Insured HUD VA),
3.90%, 12/1/48	100	99

Nebraska - 1.2%
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children’s Hospital Obligated Group,
5.00%, 11/15/36	1,000	1,129
5.00%, 11/15/37	1,000	1,124
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
4.00%, 2/1/42	5,000	5,186
5.00%, 2/1/42	4,250	4,835
Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded,
5.00%, 2/1/22(4)	2,210	2,413

		14,687

Nevada - 1.5%
Clark County Airport System Revenue Bonds, Series C, Subordinate Lien (AGM Insured),
5.00%, 7/1/26	1,670	1,694
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/36	5,000	5,219
Clark County School District Building G.O. Limited Bonds, Series A,
4.00%, 6/15/38	4,000	4,060
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B,
5.00%, 7/1/43	5,000	5,593
Washoe County Highway Fuel TRB,
5.00%, 2/1/43	1,750	1,754

		18,320

New Hampshire - 0.9%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Prerefunded,
5.25%, 6/1/19(4)	11,000	11,160

New Mexico - 0.1%
New Mexico State Mortgage Finance Authority SFM Class 1 Revenue Bonds, Series C-2
(GNMA/FNMA/FHLMC Insured),
5.00%, 9/1/26	1,455	1,459

New York - 17.0%
Long Island Power Authority General Electric System Revenue Bonds, Series A, Prerefunded,
6.00%, 5/1/19(4)	5,000	5,071
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, Prerefunded,
5.00%, 11/15/19(4)	5,000	5,142
Metropolitan Transportation Authority Revenue Bonds, Series G, Prerefunded,
5.25%, 11/15/20(4)	5,000	5,323
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1,
5.00%, 11/15/34	2,000	2,216
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,
5.00%, 6/15/46	2,000	2,173
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB, Second Generation, Fiscal 2013,
5.00%, 6/15/47	2,500	2,744

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2% continued
New York - 17.0% continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series CC-1, Fiscal 2018,
5.00%, 6/15/48	$5,000	$5,630
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution,
5.00%, 6/15/40	5,000	5,733
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second Generation Resolution, Fiscal 2017,
5.00%, 6/15/46	5,000	5,582
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.25%, 6/15/36	2,000	2,342
5.00%, 6/15/39	1,800	2,045
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	2,000	2,229
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,412
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1,
5.00%, 5/1/38	2,500	2,523
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	7,000	8,038
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017,
5.00%, 2/1/40	3,000	3,384
5.00%, 2/1/43	8,310	9,348
New York City Transitional Finance Authority Revenue Bonds, Subseries C-2,
5.00%, 5/1/38	10,000	11,520
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	5,000	5,716
New York City Transitional Finance Authority Subordinate Revenue Bonds, Subseries B-1,
5.00%, 11/1/34	500	567
New York G.O. Limited Bonds, Series D, Subseries D1,
5.00%, 12/1/39	5,000	5,764
New York G.O. Unlimited Bonds, Series B-1,
5.00%, 10/1/36	2,475	2,845
New York G.O. Unlimited Bonds, Series E-1,
5.25%, 3/1/34	1,500	1,784
4.00%, 3/1/42	2,500	2,573
New York G.O. Unlimited Bonds, Series I, Subseries 1-I,
5.00%, 3/1/28	1,510	1,704
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/43	12,000	13,665
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded,
5.25%, 10/1/19(4)	4,655	4,777
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	345	353
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,
5.00%, 7/1/36	2,500	2,917

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2% continued
New York - 17.0% continued
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, Columbia University,
5.00%, 10/1/48	$3,000	$3,948
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University,
5.00%, 10/1/46	500	654
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University,
5.00%, 10/1/38	3,500	4,101
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B,
5.00%, 2/15/37	2,530	2,897
New York State Dormitory Authority Personal Income TRB, Series B, Education, Prerefunded,
5.75%, 3/15/19(4)	11,980	12,078
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/38	5,000	5,908
4.00%, 3/15/43	3,000	3,090
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,
5.00%, 6/15/35	1,000	1,164
5.00%, 6/15/42	4,000	4,567
New York State Environmental Facilities Corp. Clean & Drinking Water Revolving Funds Pooled Financing Program Revenue Bonds, Series B, Escrowed to Maturity,
5.50%, 4/15/35	5,000	6,631
New York State Environmental Facilities Corp. State Clean & Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water,
5.00%, 6/15/41	10,000	10,639
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated State Revolving Funds Revenue Bonds, Series B,
5.00%, 6/15/48	2,500	2,878
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA/FNMA Insured),
4.15%, 11/1/47	1,000	1,016
New York State Thruway Authority Revenue Bonds, Series J,
5.00%, 1/1/27	50	56
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	2,000	2,183
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Two Hundred Eleventh Series,
5.00%, 9/1/48	1,500	1,715
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	1,000	1,181
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/28	2,500	2,887
5.00%, 10/15/31	500	571
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,830
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,
5.00%, 12/15/39	2,500	2,888
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	3,500	3,837

		204,839

North Carolina - 1.4%
Charlotte COPS, Series B,
3.00%, 6/1/22	2,000	2,004

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2% continued
North Carolina - 1.4% continued
Montgomery County Public Facilities Corp. Limited Obligation Revenue BANS,
3.00%, 9/1/20	$2,000	$2,022
North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Bonds, Wake Forest University,
5.00%, 1/1/48	5,000	5,699
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-IBC Insured), Escrowed to Maturity,
6.00%, 1/1/22	6,015	6,722

		16,447

Ohio - 1.6%
Little Miami Local School District School Improvement G.O. Unlimited Bonds, Series A (State Credit Enhancement Program),
5.00%, 11/1/48	2,225	2,440
Northeast Regional Sewer District Revenue Refunding Bonds,
5.00%, 11/15/39	945	1,051
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	1,000	1,048
Ohio State Infrastructure Improvement G.O. Unlimited Bonds, Series A,
5.00%, 9/1/34	2,900	3,447
Ohio Turnpike and Infrastructure Commission Senior Lien Revenue Bonds, Series A,
5.00%, 2/15/48	10,000	10,757

		18,743

Oklahoma - 0.4%
Oklahoma State Turnpike Authority Revenue Bonds, Series A,
4.00%, 1/1/48	2,500	2,546
Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C,
4.00%, 1/1/42	2,000	2,054

		4,600

Oregon - 1.9%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program),
0.00%, 6/15/38(6)	7,500	3,401
Clackamas County School District No.62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/37(6)	1,000	475
Clackamas County School District No.62C Oregon City G.O. Unlimited CABS, Series B (School Board Guaranty Program),
5.00%, 6/15/49	10,400	11,843
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	1,100	1,265
Oregon State Health & Science University Revenue Refunding Bonds, Series B,
5.00%, 7/1/38	2,035	2,299
Port of Portland Airport Revenue Bonds, Series 24A,
5.00%, 7/1/47	1,000	1,117
Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/35	2,000	2,321

		22,721

Pennsylvania - 1.7%
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AGM Insured),
4.00%, 6/1/39	5,000	5,063
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	927
5.00%, 5/1/35	865	970
Franklin County G.O. Unlimited Refunding Bonds,
4.00%, 11/1/33	1,075	1,142

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2% continued
Pennsylvania - 1.7% continued
Pennsylvania State Higher Educational Facilities Authorities Revenue Bonds, Trustees University of Pennsylvania,
5.00%, 8/15/46	$5,000	$5,712
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 118-B,
4.10%, 10/1/45	570	577
Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,
5.00%, 12/1/43	2,500	2,776
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/43	2,750	3,064

		20,231

South Carolina - 1.6%
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	5,820	6,794
South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded,
5.50%, 1/1/19(4)	13,000	13,000

		19,794
Tennessee - 0.0%
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	145	139
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,
3.95%, 1/1/38	280	283

		422

Texas - 2.8%
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	579
Central Regional Mobility Authority Revenue Bonds, Senior Lien,
5.00%, 1/1/48	5,000	5,481
Central Regional Mobility Authority Revenue Refunding Bonds,
5.00%, 1/1/46	1,000	1,080
Dallas Waterworks & Sewer System Revenue Bonds, Series C,
4.00%, 10/1/43	2,500	2,598
Eagle Mountain & Saginaw Independent School District G.O. Unlimited Bonds, Series A (PSF-Gtd.),
4.00%, 8/15/49	1,500	1,540
Hidalgo County Certificates G.O. Limited Bonds, Series A,
5.00%, 8/15/37	3,340	3,808
Houston Utility System Revenue Refunding Bonds, Series B, First Lien,
5.00%, 11/15/36	2,000	2,275
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/39	2,500	2,704
North Texas Municipal Water District Water System Revenue Refunding & Improvement Bonds,
5.00%, 9/1/35	1,525	1,739
North Texas Tollway Authority Revenue Refunding Bonds,
4.25%, 1/1/49	2,500	2,564
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/39	2,500	2,822
Texas State G.O. Limited Refunding Bonds, Series A,
5.00%, 8/1/27	1,185	1,383
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund,
5.00%, 10/15/43	5,000	5,722

		34,295

Utah - 0.6%
Provo G.O. Unlimited Refunding Bonds,
5.00%, 1/1/26	500	590
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/42	3,000	3,314
5.00%, 7/1/48	2,500	2,771

		6,675

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.2% continued
Virginia - 0.3%
Norfolk G.O. Unlimited Bonds, Series A,
5.00%, 10/1/41	$500	$567
Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 10/1/24	500	556
Norfolk Water Revenue Refunding Bonds,
5.00%, 11/1/42	2,715	3,117

		4,240

Washington - 1.4%
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/40	560	626
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/37	5,000	5,578
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,460
Washington State Housing Finance Commission SFM Revenue Refunding Bonds,
3.70%, 12/1/34	85	86
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	2,000	2,216
Washington State University Revenue Refunding Bonds,
5.00%, 4/1/40	1,320	1,477
Washington State Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/1/39	1,500	1,737

		17,180

West Virginia - 0.2%
West Virginia State Road G.O. Unlimited Bonds, Series B, Group 2,
5.00%, 12/1/39	2,000	2,299

Wisconsin - 0.8%
University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,
5.00%, 4/1/43	2,000	2,237
4.25%, 4/1/48	4,000	4,064
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
4.13%, 4/1/46	1,500	1,506
Wisconsin State Housing & EDA Revenue Bonds, Series A,
4.45%, 5/1/57	2,305	2,313

		10,120

Total Municipal Bonds (Cost $1,055,813)		1,064,822

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 8.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(7) (8)	97,767,437	$97,767

Total Investment Companies (Cost $97,767)		97,767

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 3.8%
Colorado State Educational Loan Program TRANS, Series A,
4.00%, 6/27/19	$8,500	$8,590
Idaho State G.O. Unlimited TANS,
4.00%, 6/28/19	10,000	10,109
Massachusetts State G.O. Limited RANS, Series B,
4.00%, 5/23/19	20,000	20,175
Pasadena Independent School District School Building Variable G.O. Unlimited Bonds, Series B (PSF-Gtd.),
3.00%, 8/15/19(1) (2) (3)	7,360	7,405

Total Short-Term Investments (Cost $46,291)		46,279

Total Investments - 100.1% (Cost $1,199,871)		1,208,868

Liabilities less Other Assets - (0.1%)		(1,513)

NET ASSETS - 100.0%		$1,207,355

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

(3)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Step coupon bond. Rate as of December 31, 2018 is disclosed.
(6)	Zero coupon bond.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of December 31, 2018 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	11.7%
AA	54.6
A	19.7
A1+ (Short Term)	2.5
A1 (Short Term)	0.7
BBB	2.5
Not Rated	0.2
Cash Equivalents	8.1

Total	100.0%

*

Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	8.7%
Financials	8.1
General	18.7
General Obligation	14.9
Higher Education	7.3
Power	6.9
School District	6.8
Transportation	7.8
Water	11.2
All other sectors less than 5%	9.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$1,064,822	$—	$1,064,822
Investment Companies	97,767	—	—	97,767
Short-Term Investments	—	46,279	—	46,279

Total Investments	$97,767	$1,111,101	$—	$1,208,868

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	DECEMBER 31, 2018 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$38,519	$631,354	$572,106	$798	$97,767	97,767

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HUD - Housing and Urban Development

IBC - Insured Bond Certificates

MBIA - Municipal Bond Insurance Association

MWRA - Massachusetts Water Resources Authority

NATL - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

RANS - Revenue Anticipation Notes

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SonyMA - State of New York Mortgage Agency

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND	DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3%(1)
Argentina - 0.2%
Grupo Financiero Galicia S.A. ADR	60,100	$1,657

Brazil - 8.9%
B3 S.A. - Brasil Bolsa Balcao*	119,900	828
Banco do Brasil S.A.*	264,200	3,179
Banco Santander Brasil S.A. ADR	56,606	630
BK Brasil Operacao e Assessoria a Restaurantes S.A.*	98,900	529
EDP - Energias do Brasil S.A.	82,500	315
Estacio Participacoes S.A.	101,900	622
Fibria Celulose S.A.	831,980	14,452
Hypera S.A.*	44,400	347
IRB Brasil Resseguros S/A	35,600	767
JBS S.A.	311,700	929
LOG Commercial Properties e Participacoes S.A.*	11,068	52
Lojas Renner S.A.	375,600	4,123
Magazine Luiza S.A.	34,500	1,609
MRV Engenharia e Participacoes S.A.	153,400	488
Natura Cosmeticos S.A.	975,221	11,299
Petrobras Distribuidora S.A.	107,098	709
Petroleo Brasileiro S.A. ADR (New York Exchange)*	416,805	5,423
Porto Seguro S.A.	91,100	1,228
Rumo S.A.*	643,600	2,816
SLC Agricola S.A.	24,400	264
StoneCo Ltd., Class A*	19,010	351
TIM Participacoes S.A. ADR	59,327	910
Vale S.A.	1,405,353	18,572
Vale S.A. ADR	361,752	4,772

		75,214

Chile - 0.3%
Banco Santander Chile ADR	58,200	1,740
Cencosud S.A.	482,738	875
Cia Cervecerias Unidas S.A. ADR	4,931	124

		2,739

China - 15.5%
58.com, Inc. ADR*	13,520	733
Agile Group Holdings Ltd.	332,000	386
Agricultural Bank of China Ltd., Class H	2,361,000	1,029
Aier Eye Hospital Group Co. Ltd., Class A	143,300	552
Alibaba Group Holding Ltd. ADR*	118,706	16,271
Anhui Conch Cement Co. Ltd., Class H	455,000	2,183
ANTA Sports Products Ltd.	71,000	338
Baidu, Inc. ADR*	19,688	3,122
Bank of China Ltd., Class H	6,781,106	2,914
Bank of Communications Co. Ltd., Class H	720,000	560
Bank of Hangzhou Co. Ltd., Class A	155,300	168
Beijing Capital International Airport Co. Ltd., Class H	306,000	325
Centre Testing International Group Co. Ltd., Class A	2,079,000	1,990
Changjiang Securities Co. Ltd., Class A	216,400	163
China Cinda Asset Management Co. Ltd., Class H	666,000	162
China Construction Bank Corp., Class H	9,712,569	7,963
China Medical System Holdings Ltd.	196,000	183
China Merchants Bank Co. Ltd., Class H	521,000	1,895
China Petroleum & Chemical Corp., Class H	4,448,000	3,178
China Railway Group Ltd., Class H	1,927,000	1,760
China Telecom Corp. Ltd., Class H	1,722,000	876
Chongqing Rural Commercial Bank Co. Ltd., Class H	943,446	504
CNOOC Ltd.	3,259,342	4,994
Country Garden Services Holdings Co. Ltd.*	1,032,000	1,624
CSPC Pharmaceutical Group Ltd.	638,000	912
Dongfeng Motor Group Co. Ltd., Class H	10,022,000	9,030
Foshan Haitian Flavouring & Food Co. Ltd., Class A	15,300	153
Fosun International Ltd.	166,000	243
Guangzhou Automobile Group Co. Ltd., Class H	126,800	125
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	76,000	274
Guangzhou R&F Properties Co. Ltd., Class H	572,509	857
Industrial & Commercial Bank of China Ltd., Class H	8,065,141	5,724
Industrial Securities Co. Ltd., Class A	235,290	160
Jiangsu Expressway Co. Ltd., Class H	88,000	122
Jiangsu Hengrui Medicine Co. Ltd., Class A	91,700	708
Jointown Pharmaceutical Group Co. Ltd., Class A	78,492	167

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3%(1) continued
China - 15.5% continued
Kweichow Moutai Co. Ltd., Class A	27,184	$2,334
Longfor Group Holdings Ltd.	151,000	452
People’s Insurance Co. Group of China (The) Ltd., Class H	2,795,000	1,115
PetroChina Co. Ltd., Class H	844,000	522
PICC Property & Casualty Co. Ltd., Class H	993,000	1,011
Ping An Insurance Group Co. of China Ltd., Class H	943,000	8,280
Postal Savings Bank of China Co. Ltd., Class H(2)	1,504,000	790
Qinghai Salt Lake Industry Co. Ltd., Class A*	148,891	152
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	544,000	437
Shanghai International Airport Co. Ltd., Class A	111,500	828
Shanghai Oriental Pearl Group Co. Ltd., Class A	121,988	182
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	226,100	458
Sinolink Securities Co. Ltd., Class A	158,892	166
Sinopec Engineering Group Co. Ltd., Class H	519,000	424
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,524,000	663
Sinotrans Ltd., Class H	771,000	332
Sinotruk Hong Kong Ltd.	288,000	436
SooChow Securities Co. Ltd., Class A	164,294	161
TAL Education Group ADR*	90,200	2,407
Tencent Holdings Ltd.	627,100	24,858
Tianhe Chemicals Group Ltd.* (2) (3)	17,672,000	2,640
TravelSky Technology Ltd., Class H	55,617	142
Uni-President China Holdings Ltd.	204,000	176
Want Want China Holdings Ltd.	10,605,000	7,377
Weichai Power Co. Ltd., Class H	523,000	593
Wuliangye Yibin Co. Ltd., Class A	90,200	668
Wuxi Biologics Cayman, Inc.* (2)	121,400	768
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(2)	61,400	203

		130,923

Colombia - 0.0%
Ecopetrol S.A. ADR	7,455	118

Czech Republic - 0.8%
CEZ A.S.	15,572	372
Komercni banka A.S.	160,357	6,047

		6,419

Egypt - 1.1%
Commercial International Bank Egypt S.A.E.	2,242,384	9,275
Commercial International Bank Egypt S.A.E. GDR (Registered)	40,728	173

		9,448

France - 0.4%
Airbus S.E.	19,740	1,888
Kering S.A.	1,558	729
LVMH Moet Hennessy Louis Vuitton S.E.	2,348	690

		3,307

Germany - 0.1%
Symrise A.G.	12,264	906

Hong Kong - 4.9%
AIA Group Ltd.	672,600	5,533
China Lumena New Materials Corp.* (4)	5,884,000	—
China Mobile Ltd. (Hong Kong Exchange)	2,099,585	20,234
China Overseas Land & Investment Ltd.	2,036,000	7,007
China Resources Cement Holdings Ltd.	214,000	190
China Resources Power Holdings Co. Ltd.	484,000	927
China Taiping Insurance Holdings Co. Ltd.	142,200	386
China Travel International Investment Hong Kong Ltd.	770,000	204
China Unicom Hong Kong Ltd.	974,000	1,035
CITIC Ltd.	488,000	761
Haier Electronics Group Co. Ltd.*	517,000	1,261
Link REIT	108,500	1,093
Shimao Property Holdings Ltd.	544,000	1,439
Sino Biopharmaceutical Ltd.	258,500	168
Sun Art Retail Group Ltd.	796,000	813
Yuexiu Property Co. Ltd.	2,036,000	373

		41,424

Hungary - 0.4%
MOL Hungarian Oil & Gas PLC	17,368	191
OTP Bank Nyrt.	75,533	3,046

		3,237

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3%(1) continued
India - 9.8%
Ashok Leyland Ltd.	306,828	$449
Asian Paints Ltd.	100,332	1,977
Aurobindo Pharma Ltd.	154,547	1,620
Bharat Heavy Electricals Ltd.	416,494	435
Coal India Ltd.	105,195	363
Dr. Reddy’s Laboratories Ltd. ADR	3,508	132
Godrej Consumer Products Ltd.	18,482	214
HDFC Bank Ltd.	198,114	6,026
Hero MotoCorp Ltd.	216,361	9,606
Hindalco Industries Ltd.	332,590	1,074
Hindustan Petroleum Corp. Ltd.	59,782	217
Hindustan Unilever Ltd.	79,252	2,062
Housing Development Finance Corp. Ltd.	156,947	4,426
ICICI Bank Ltd.	185,286	957
Indian Oil Corp. Ltd.	127,037	249
Infosys Ltd. ADR	594,802	5,663
ITC Ltd.	1,219,188	4,920
JSW Steel Ltd.	174,553	767
Kotak Mahindra Bank Ltd.	34,574	621
Larsen & Toubro Ltd.	187,243	3,849
Mahindra & Mahindra Ltd.	211,616	2,431
Maruti Suzuki India Ltd.	8,362	892
Mphasis Ltd.	10,654	155
Muthoot Finance Ltd.	32,884	244
National Aluminium Co. Ltd.	464,837	437
Nestle India Ltd.	1,897	302
NIIT Technologies Ltd.	15,410	253
NMDC Ltd.	157,801	219
Oil & Natural Gas Corp. Ltd.	155,523	334
Power Finance Corp. Ltd.	198,502	304
Reliance Industries Ltd.	266,845	4,296
Reliance Infrastructure Ltd.	43,002	195
SRF Ltd.	7,984	228
Sun TV Network Ltd.	33,853	294
Tata Chemicals Ltd.	31,797	321
Tata Consultancy Services Ltd.	850,069	23,064
Tata Global Beverages Ltd.	40,201	126
Tata Steel Ltd.	66,397	494
Tech Mahindra Ltd.	101,494	1,050
UltraTech Cement Ltd.	8,656	494
Vedanta Ltd.	30,804	89
Wipro Ltd.	165,880	784

		82,633

Indonesia - 2.1%
Ace Hardware Indonesia Tbk PT	9,808,000	1,016
Adaro Energy Tbk PT	6,333,900	535
Astra International Tbk PT	3,469,600	1,997
Bank Mandiri Persero Tbk PT	6,307,200	3,233
Bank Rakyat Indonesia Persero Tbk PT	14,669,600	3,745
Bukit Asam Tbk PT	491,300	147
Gudang Garam Tbk PT	313,900	1,825
Hanjaya Mandala Sampoerna Tbk PT	594,000	153
Indofood CBP Sukses Makmur Tbk PT	746,400	543
Telekomunikasi Indonesia Persero Tbk PT	12,970,700	3,386
United Tractors Tbk PT	380,400	724

		17,304

Ireland - 0.2%
Accenture PLC, Class A	12,480	1,760

Japan - 0.1%
Keyence Corp.	950	479
Shiseido Co. Ltd.	10,200	634

		1,113

Malaysia - 0.7%
AirAsia Bhd.	791,700	567
DiGi.Com Bhd.	120,000	131
Genting Bhd.	99,900	148
Petronas Chemicals Group Bhd.	462,700	1,039
Public Bank Bhd.	263,200	1,574
Sime Darby Bhd.	971,400	565
Top Glove Corp. Bhd.	852,900	1,158
Westports Holdings Bhd.	375,800	330

		5,512

Mexico - 5.5%
Alfa S.A.B. de C.V., Series A	5,995,110	7,136
America Movil S.A.B. de C.V., Series L ADR	824,459	11,749
Coca-Cola Femsa S.A.B. de C.V. ADR	13,676	832
Fomento Economico Mexicano S.A.B. de C.V. ADR	41,076	3,535
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	153,400	732
Grupo Bimbo S.A.B. de C.V., Series A	1,809,358	3,609
Grupo Financiero Banorte S.A.B. de C.V., Series O	286,400	1,398
Industrias Bachoco S.A.B. de C.V. ADR	4,700	186
Megacable Holdings S.A.B. de C.V., Series CPO	77,539	347

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3%(1) continued
Mexico - 5.5% continued
Telesites S.A.B. de C.V.*	449,568	$267
Wal-Mart de Mexico S.A.B. de C.V.	6,654,500	16,924

		46,715

Netherlands - 0.2%
Royal Dutch Shell PLC, Class A	51,210	1,503

Peru - 0.5%
Credicorp Ltd.	19,373	4,294

Philippines - 0.6%
Ayala Land, Inc.	1,203,000	931
BDO Unibank, Inc.	601,850	1,500
Cebu Air, Inc.	146,990	204
DMCI Holdings, Inc.	1,407,500	343
Globe Telecom, Inc.	8,895	321
LT Group, Inc.	2,704,600	854
SM Prime Holdings, Inc.	1,840,400	1,253

		5,406

Poland - 0.9%
Energa S.A.*	140,353	334
Grupa Lotos S.A.	26,896	636
Powszechna Kasa Oszczednosci Bank Polski S.A.	462,170	4,871
Powszechny Zaklad Ubezpieczen S.A.	146,508	1,722

		7,563

Qatar - 0.2%
Industries Qatar QSC	7,972	292
Ooredoo QPSC	21,040	433
Qatar National Bank QPSC	24,024	1,286

		2,011

Russia - 1.8%
Gazprom PJSC ADR (OTC Exchange)	855,896	3,786
LUKOIL PJSC ADR	70,978	5,067
Mobile TeleSystems PJSC ADR	53,010	371
Novolipetsk Steel PJSC GDR	26,741	612
Sberbank of Russia PJSC ADR (OTC Exchange)	236,626	2,594
Surgutneftegas PJSC ADR (London Exchange)	41,726	158
Tatneft PJSC ADR (OTC Exchange)	5,868	369
Yandex N.V., Class A*	85,700	2,344

		15,301

South Africa - 5.4%
Absa Group Ltd.	10,278	115
African Rainbow Minerals Ltd.	12,937	128
Barloworld Ltd.	986,874	7,851
Bidvest Group (The) Ltd.	84,639	1,218
Clicks Group Ltd.	119,917	1,591
Discovery Ltd.	96,131	1,060
Exxaro Resources Ltd.	38,394	368
FirstRand Ltd.	373,384	1,701
Imperial Logistics Ltd.	84,609	400
Kumba Iron Ore Ltd.	25,945	510
Motus Holdings Ltd.*	84,609	518
MTN Group Ltd.	158,188	979
Naspers Ltd., Class N	39,367	7,820
Nedbank Group Ltd.	60,556	1,152
Redefine Properties Ltd.	371,581	250
Reinet Investments S.C.A.	12,443	189
RMB Holdings Ltd.	142,679	779
Standard Bank Group Ltd.	668,545	8,307
Truworths International Ltd.	1,668,054	10,219
Wilson Bayly Holmes-Ovcon Ltd.	34,260	314

		45,469

South Korea - 13.6%
Amorepacific Corp. (Korean Exchange)	34,590	6,458
Celltrion, Inc.*	3,542	704
Com2uS Corp.	5,362	622
Daelim Industrial Co. Ltd.	2,105	193
Doosan Bobcat, Inc.*	5,839	164
Fila Korea Ltd.*	44,095	2,123
Grand Korea Leisure Co. Ltd.	13,101	292
GS Engineering & Construction Corp.	21,280	830
Hana Financial Group, Inc.	21,841	709
HDC Hyundai Development Co. - Engineering & Construction, Class E*	4,158	179
Hotel Shilla Co. Ltd.	5,405	368
Hyundai Engineering & Construction Co. Ltd.	20,616	1,003
Hyundai Mobis Co. Ltd.*	28,154	4,783
Hyundai Motor Co.	123,437	13,091
Industrial Bank of Korea	51,368	647
KB Financial Group, Inc.	25,290	1,056
Kia Motors Corp.	9,257	279
Korea Electric Power Corp.	14,859	441
Korea Investment Holdings Co. Ltd.	1,917	102
KT Corp. ADR	16,991	242
KT&G Corp.	13,579	1,235
LG Chem Ltd. (Korean Exchange)	2,000	619

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3%(1) continued
South Korea - 13.6% continued
LG Corp.	6,940	$435
LG Household & Health Care Ltd. (Korean Exchange)	2,320	2,291
LG Uplus Corp.	102,600	1,620
Lotte Shopping Co. Ltd.	4,642	876
Medy-Tox, Inc.	1,351	697
NH Investment & Securities Co. Ltd.	90,646	1,057
OCI Co. Ltd.	7,829	747
Orion Corp.	87,713	9,417
POSCO	45,376	9,933
Samsung Biologics Co. Ltd.* (2)	1,121	390
Samsung Electronics Co. Ltd. (Korean Exchange)	1,042,819	36,082
Samsung Engineering Co. Ltd.*	70,566	1,106
Samsung SDS Co. Ltd.	5,867	1,070
Shinhan Financial Group Co. Ltd.	242,153	8,593
SK Holdings Co. Ltd.	3,712	864
SK Hynix, Inc.	26,214	1,417
SK Telecom Co. Ltd.	1,366	330
Ssangyong Cement Industrial Co. Ltd.	302,418	1,700
Woori Bank	21,735	304

		115,069

Sweden - 0.1%
Elekta AB, Class B	58,568	695

Switzerland - 0.9%
Nestle S.A. (Registered)	28,341	2,304
Novartis A.G. (Registered)	22,206	1,902
Sika A.G. (Registered)	11,016	1,400
Straumann Holding A.G. (Registered)	2,791	1,765

		7,371

Taiwan - 11.2%
Acer, Inc.*	914,000	572
Asustek Computer, Inc.	78,000	512
AU Optronics Corp.	3,339,000	1,326
Catcher Technology Co. Ltd.	1,091,000	7,866
Cathay Financial Holding Co. Ltd.	1,164,000	1,771
Chailease Holding Co. Ltd.	309,960	970
China Development Financial Holding Corp.	691,000	217
Chipbond Technology Corp.	202,000	405
CTBC Financial Holding Co. Ltd.	5,947,000	3,885
Delta Electronics, Inc.	234,000	980
Eclat Textile Co. Ltd.	93,000	1,048
Elan Microelectronics Corp.	92,000	224
First Financial Holding Co. Ltd.	919,458	597
Formosa Chemicals & Fibre Corp.	381,000	1,291
Formosa Plastics Corp.	596,000	1,942
Fubon Financial Holding Co. Ltd.	438,000	668
Hiwin Technologies Corp.	58,000	410
Hon Hai Precision Industry Co. Ltd.	3,732,668	8,615
Largan Precision Co. Ltd.	6,500	681
Mega Financial Holding Co. Ltd.	512,000	431
President Chain Store Corp.	315,000	3,183
Radiant Opto-Electronics Corp.	121,000	330
Taiwan Semiconductor Manufacturing Co. Ltd.	4,768,542	34,616
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	438,500	16,185
TCI Co. Ltd.	70,400	1,173
Uni-President Enterprises Corp.	724,000	1,638
United Microelectronics Corp.	2,027,000	736
Walsin Lihwa Corp.	439,000	236
Yuanta Financial Holding Co. Ltd.	3,226,000	1,615

		94,123

Thailand - 2.6%
Airports of Thailand PCL NVDR	866,800	1,713
Bangkok Chain Hospital PCL NVDR	244,300	125
Bangkok Dusit Medical Services PCL NVDR	3,274,200	2,503
Kasikornbank PCL NVDR	648,700	3,691
Krungthai Card PCL NVDR	135,900	127
PTT Exploration & Production PCL NVDR	116,700	406
PTT Global Chemical PCL NVDR	470,900	1,029
PTT PCL NVDR	1,350,500	1,905
Quality Houses PCL NVDR	1,359,700	109
Siam Commercial Bank (The) PCL (Registered)	2,006,300	8,226
Siam Global House PCL NVDR	1,334,100	798
Star Petroleum Refining PCL NVDR	442,800	131
Thai Oil PCL NVDR	387,100	786
Thanachart Capital PCL NVDR	171,463	262
Tisco Financial Group PCL NVDR	203,600	490

		22,301

Turkey - 1.4%
Akbank T.A.S.	182,614	236
BIM Birlesik Magazalar A.S.	164,784	2,709
Haci Omer Sabanci Holding A.S.	115,024	163

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3%(1) continued
Turkey - 1.4% continued
KOC Holding A.S.	183,043	$489
Turk Hava Yollari A.O.*	124,524	379
Turkcell Iletisim Hizmetleri A.S.	3,003,191	6,896
Turkiye Garanti Bankasi A.S.	809,121	1,199

		12,071

United Arab Emirates - 1.3%
Dubai Investments PJSC	1,022,280	350
Dubai Islamic Bank PJSC	743,795	1,012
Emaar Properties PJSC	6,209,430	6,985
Emirates Telecommunications Group Co. PJSC	30,136	140
First Abu Dhabi Bank PJSC	347,302	1,334
NMC Health PLC	42,686	1,492

		11,313

United Kingdom - 0.5%
AstraZeneca PLC	16,234	1,214
Diageo PLC	50,715	1,802
Experian PLC	38,948	947

		3,963

United States - 2.1%
Alphabet, Inc., Class A*	535	559
Apple, Inc.	1,940	306
Estee Lauder (The) Cos., Inc., Class A	13,150	1,711
Mastercard, Inc., Class A	12,500	2,358
Microsoft Corp.	31,100	3,159
Raytheon Co.	4,410	676
Tenaris S.A. ADR	273,113	5,823
Visa, Inc., Class A	21,000	2,771

		17,363

Total Common Stocks (Cost $705,773)		796,245

PARTICIPATION (EQUITY LINKED) NOTES - 0.2%
China - 0.2%
Anhui Conch Cement Co. Ltd., Issued by JPMorgan Structured Products, Expires 4/14/21	131,700	561
Shanghai International Airport Co. Ltd., Issued by JPMorgan Structured Products, Expires 11/20/19(2)	140,500	1,039

		1,600

United Kingdom - 0.0%
HSBC Bank PLC, Issued by Al Rajhi Bank, Expires 1/19/21	23,900	558

Total Participation (Equity Linked) Notes (Cost $1,632)		2,158

PREFERRED STOCKS - 5.2%(1)
Brazil - 4.9%
Banco Bradesco S.A. ADR*	653,792	6,466
Banco do Estado do Rio Grande do Sul S.A., Class B, 0.22%(5)	55,700	320
Itau Unibanco Holding S.A., 0.51%(5)	74,842	689
Itau Unibanco Holding S.A. ADR, 0.51%(5)	2,715,004	24,815
Itausa - Investimentos Itau S.A., 0.66%(5)	217,900	683
Lojas Americanas S.A.*	1,458,383	7,446
Petroleo Brasileiro S.A.*	96,956	563

		40,982

Chile - 0.0%
Embotelladora Andina S.A., Class B ADR, 2.67%(5)	9,566	218

Colombia - 0.0%
Banco Davivienda S.A., 2.59%(5)	38,462	366

South Korea - 0.3%
Samsung Electronics Co. Ltd., 4.72%(5)	82,812	2,362

Total Preferred Stocks (Cost $35,393)		43,928

INVESTMENT COMPANIES - 2.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.20%(6) (7)	18,252,325	18,252

Total Investment Companies (Cost $18,252)		18,252

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
2.11%, 1/10/19(8) (9)	$1,490	$1,489

Total Short-Term Investments (Cost $1,489)		1,489

Total Investments - 102.1% (Cost $762,539)		862,072

Liabilities less Other Assets - (2.1%)		(17,968)

Net Assets - 100.0%		$844,104

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)

Restricted security that has been deemed illiquid. At December 31, 2018, the value of this restricted illiquid security amounted to approximately $2,640,000 or 0.3% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Tianhe Chemicals Group Ltd.	6/13/14 - 12/15/14	$4,079

(4)	Level 3 asset that is worthless, bankrupt or has been delisted.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2018 is disclosed.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
MSCI Emerging Markets Index	315	$15,227	Long	3/19	$292

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	10.8%
Consumer Discretionary	11.5
Consumer Staples	11.5
Energy	5.1
Financials	22.9
Health Care	2.3
Industrials	6.0
Information Technology	18.5
Materials	8.6
Real Estate	2.5
Utilities	0.3

Total	100.0%

At December 31, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	17.7%
Hong Kong Dollar	16.8
Korean Won	13.9
Taiwan Dollar	9.2
Indian Rupee	9.1
Brazilian Real	8.7
South African Rand	5.4
All other currencies less than 5%	19.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued	DECEMBER 31, 2018 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$1,657	$—	$—	$1,657
Brazil	12,138	63,076	—	75,214
Chile	1,864	875	—	2,739
China	22,533	108,390	—	130,923
Colombia	118	—	—	118
Egypt	9,275	173	—	9,448
India	5,795	76,838	—	82,633
Ireland	1,760	—	—	1,760
Mexico	46,715	—	—	46,715
Peru	4,294	—	—	4,294
Russia	2,715	12,586	—	15,301
South Africa	518	44,951	—	45,469
South Korea	242	114,827	—	115,069
Taiwan	16,185	77,938	—	94,123
United States	17,363	—	—	17,363
All Other Countries(1)	—	153,419	—	153,419

Total Common Stocks	143,172	653,073	—	796,245

Participation (Equity Linked) Notes(1)	—	2,158	—	2,158
Preferred Stocks:
Brazil	31,281	9,701	—	40,982
Chile	218	—	—	218
All Other Countries(1)	—	2,728	—	2,728

Total Preferred Stocks	31,499	12,429	—	43,928

Investment Companies	18,252	—	—	18,252
Short-Term Investments	—	1,489	—	1,489

Total Investments	$192,923	$669,149	$—	$862,072

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$292	$—	$—	$292

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$39,438	$436,161	$457,347	$442	$18,252	18,252

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND	DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.8%(1)
Argentina - 0.2%
Globant S.A.*	7,874	$444
YPF S.A. ADR	92,560	1,239

		1,683

Australia - 2.2%
Beach Energy Ltd.	1,023,697	967
BHP Group PLC	88,405	1,848
Charter Hall Group	211,164	1,104
CSL Ltd.	111,491	14,560
CSR Ltd.	211,978	420
Downer EDI Ltd.	103,784	494
Metcash Ltd.	281,504	486
Northern Star Resources Ltd.	142,397	932
Orora Ltd.	152,145	329
OZ Minerals Ltd.	61,200	379
Pendal Group Ltd.	60,024	335
Seven Group Holdings Ltd.	41,949	420
Star Entertainment Group (The) Ltd.	123,026	395

		22,669

Belgium - 0.5%
Ageas	56,685	2,547
D’ieteren S.A./N.V.	51,070	1,922
Warehouses De Pauw - CVA	6,054	799

		5,268

Brazil - 0.8%
Cia Paranaense de Energia	248,233	1,910
Embraer S.A. ADR	253,198	5,603
Petroleo Brasileiro S.A. ADR (New York Exchange)*	40,735	530
Raia Drogasil S.A.*	49,373	727

		8,770

Canada - 5.8%
Air Canada*	24,765	471
ARC Resources Ltd.	85,331	506
Badger Daylighting Ltd.	17,089	404
Barrick Gold Corp.	176,521	2,383
BRP, Inc. (Sub Voting)	17,379	450
Cameco Corp.	60,377	685
Canada Goose Holdings, Inc.*	19,765	864
Canadian Apartment Properties REIT	17,772	577
Canadian Imperial Bank of Commerce	20,215	1,506
Canadian Pacific Railway Ltd.	5,860	1,040
Canadian Pacific Railway Ltd. (New York Exchange)	71,705	12,736
Canadian Western Bank	17,791	339
Capital Power Corp.	27,636	538
Celestica, Inc.*	128,342	1,126
Dollarama, Inc.	169,505	4,032
Dorel Industries, Inc., Class B	80,361	1,038
E-L Financial Corp. Ltd.	2,511	1,354
Eldorado Gold Corp.*	47,745	138
Encana Corp.	497,562	2,872
Enerflex Ltd.	34,445	403
Entertainment One Ltd.	135,368	613
Gildan Activewear, Inc.	112,318	3,409
Gran Tierra Energy, Inc.*	201,874	441
IAMGOLD Corp.*	94,886	348
Kinross Gold Corp.*	326,378	1,058
Kirkland Lake Gold Ltd.	28,758	750
Manulife Financial Corp.	359,962	5,107
Parex Resources, Inc.*	58,977	706
Shopify, Inc., Class A*	81,800	11,325
Sierra Wireless, Inc.*	20,628	277
Tamarack Valley Energy Ltd.*	241,779	418
TFI International, Inc.	21,311	551
Tourmaline Oil Corp.	36,523	454
Tricon Capital Group, Inc.	65,397	464

		59,383

China - 2.2%
Baidu, Inc. ADR*	27,945	4,432
China Telecom Corp. Ltd., Class H	6,467,795	3,291
Dongfeng Motor Group Co. Ltd., Class H	2,832,119	2,552
Tencent Holdings Ltd.	309,905	12,284

		22,559

Czech Republic - 0.1%
O2 Czech Republic A.S.	58,984	633

Denmark - 1.4%
AP Moller - Maersk A/S, Class B	2,128	2,686
Chr Hansen Holding A/S	108,797	9,635
Dfds A/S	10,481	422
GN Store Nord A/S	13,626	509
Royal Unibrew A/S	13,112	903

		14,155

Finland - 0.3%
Cramo OYJ	30,130	514
DNA OYJ	22,473	440

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.8%(1) continued
Finland - 0.3% continued
Metsa Board OYJ	54,551	$322
Nokia OYJ	209,468	1,210
Tieto OYJ	12,437	337
Valmet OYJ	31,764	652

		3,475

France - 7.8%
Air France-KLM*	263,126	2,845
Alstom S.A.	58,960	2,375
Alten S.A.	8,759	727
Arkema S.A.	10,214	872
BNP Paribas S.A.	170,323	7,671
Cie de Saint-Gobain	116,933	3,892
Eiffage S.A.	10,924	914
Engie S.A.	272,780	3,899
EssilorLuxottica S.A.	47,823	5,953
EssilorLuxottica S.A. (New York Exchange)	58,446	7,380
Faurecia S.A.	10,283	386
Ipsen S.A.	2,552	329
Korian S.A.	9,937	353
LVMH Moet Hennessy Louis Vuitton S.E.	39,988	11,750
Nexity S.A.	14,500	655
Pernod Ricard S.A.	64,625	10,611
Renault S.A.	10,249	638
Rexel S.A.	197,403	2,105
Savencia S.A.	25,305	1,617
SCOR S.E.	10,864	489
SEB S.A.	2,489	320
Societe BIC S.A.	16,970	1,729
Societe Generale S.A.	90,476	2,873
SOITEC*	6,009	347
Teleperformance	9,761	1,563
Television Francaise 1	48,760	393
TOTAL S.A.	112,391	5,937
Ubisoft Entertainment S.A.*	5,454	438
Worldline S.A./France* (2)	7,762	375

		79,436

Germany - 4.4%
Aareal Bank A.G.	9,507	294
adidas A.G.	50,042	10,457
alstria office REIT-A.G.	37,654	526
BASF S.E.	92,098	6,373
Bechtle A.G.	7,273	565
Carl Zeiss Meditec A.G. (Bearer)	11,697	915
CECONOMY A.G.	134,681	485
Deutsche Post A.G. (Registered)	115,172	3,154
Draegerwerk A.G. & Co. KGaA	40,203	1,897
Draegerwerk A.G. & Co. KGaA	3,311	1,006
Duerr A.G.	11,372	398
E.ON S.E.	224,403	2,219
Gerresheimer A.G.	5,774	379
HUGO BOSS A.G.	6,457	398
Kloeckner & Co. S.E.	45,227	314
Koenig & Bauer A.G.	6,712	281
Krones A.G.	13,468	1,041
METRO A.G.	205,407	3,158
Rheinmetall A.G.	5,401	477
RHOEN-KLINIKUM A.G.	77,964	1,966
RWE A.G.	85,292	1,854
SAF-Holland S.A.	30,567	392
Salzgitter A.G.	17,300	507
SAP S.E.	36,946	3,680
Scout24 A.G.(2)	10,432	480
Siltronic A.G.	3,507	290
Stabilus S.A.	8,455	531
TAG Immobilien A.G.	47,443	1,083

		45,120

Hong Kong - 2.9%
AIA Group Ltd.	1,419,800	11,679
Bosideng International Holdings Ltd.	5,230,300	991
China High Precision Automation Group Ltd.* (3)	982,000	5
China Merchants Port Holdings Co. Ltd.	702,309	1,268
China Mobile Ltd.	155,000	1,494
China Mobile Ltd. (Hong Kong Exchange)	836,918	8,065
China Unicom Hong Kong Ltd.	3,129,433	3,324
First Pacific Co. Ltd.	1,740,000	671
Luk Fook Holdings International Ltd.	151,000	431
Towngas China Co. Ltd.*	571,000	422
Yue Yuen Industrial Holdings Ltd.	466,500	1,489

		29,839

Hungary - 0.1%
Magyar Telekom Telecommunications PLC	370,235	581

India - 1.2%
HDFC Bank Ltd. ADR	120,203	12,452

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.8%(1) continued
Ireland - 3.2%
Accenture PLC, Class A	89,794	$12,662
Bank of Ireland Group PLC	381,590	2,126
C&C Group PLC	896,066	2,798
Dalata Hotel Group PLC	62,615	335
Grafton Group PLC	51,165	418
ICON PLC*	72,404	9,355
Ryanair Holdings PLC ADR*	61,095	4,359
UDG Healthcare PLC	74,098	562

		32,615

Israel - 0.2%
Israel Discount Bank Ltd., Class A	106,291	327
Taro Pharmaceutical Industries Ltd.	25,292	2,141

		2,468

Italy - 2.4%
A2A S.p.A.	400,930	721
Amplifon S.p.A.	61,274	992
Assicurazioni Generali S.p.A.	203,318	3,402
BPER Banca	382,679	1,476
Brembo S.p.A.	34,995	356
DiaSorin S.p.A.	4,709	381
Eni S.p.A.	283,514	4,465
Infrastrutture Wireless Italiane S.p.A.(2)	106,459	728
Saipem S.p.A.*	493,480	1,840
Technogym S.p.A.(2)	33,137	355
UniCredit S.p.A.	856,234	9,713

		24,429

Japan - 15.8%
ADEKA Corp.	97,300	1,406
Advantest Corp.	17,200	347
Aiful Corp.*	137,000	326
Asahi Intecc Co. Ltd.	13,000	553
Benesse Holdings, Inc.	19,691	501
Bic Camera, Inc.	41,500	524
Calbee, Inc.	56,300	1,759
Canon, Inc.	72,041	1,985
Chiyoda Corp.	87,223	244
Chudenko Corp.	58,600	1,245
Citizen Watch Co. Ltd.	193,026	958
Dai Nippon Printing Co. Ltd.	70,800	1,473
Daifuku Co. Ltd.	10,100	455
Dai-ichi Life Holdings, Inc.	151,950	2,355
Daikyonishikawa Corp.	31,800	309
DeNA Co. Ltd.	80,255	1,336
Denka Co. Ltd.	14,600	411
DMG Mori Co. Ltd.	33,500	374
East Japan Railway Co.	46,800	4,160
Eisai Co. Ltd.	24,331	1,895
en-japan, Inc.	13,300	407
FANUC Corp.	21,800	3,277
Fuji Media Holdings, Inc.	112,091	1,535
Fuji Oil Holdings, Inc.	20,400	651
Fujitsu Ltd.	50,607	3,173
Gree, Inc.	189,670	748
Hachijuni Bank (The) Ltd.	483,300	1,972
Hitachi Metals Ltd.	137,502	1,428
Honda Motor Co. Ltd.	178,046	4,653
Horiba Ltd.	9,000	364
Ibiden Co. Ltd.	69,193	967
Inpex Corp.	255,195	2,277
Japan Airlines Co. Ltd.	98,200	3,478
Japan Hotel REIT Investment Corp.	785	562
JCR Pharmaceuticals Co. Ltd.	7,600	317
JGC Corp.	130,625	1,823
JSR Corp.	159,440	2,383
Kanamoto Co. Ltd.	15,900	422
KDDI Corp.	216,500	5,159
Keihin Corp.	29,700	494
Kenedix Office Investment Corp.	93	593
Keyence Corp.	25,460	12,831
Kissei Pharmaceutical Co. Ltd.	106,800	2,718
Kumagai Gumi Co. Ltd.	14,100	421
Lasertec Corp.	13,500	339
Maeda Corp.	45,500	423
Makino Milling Machine Co. Ltd.	9,500	334
Matsumotokiyoshi Holdings Co. Ltd.	17,400	537
Medipal Holdings Corp.	103,700	2,243
Mitsubishi Estate Co. Ltd.	87,600	1,373
Mitsubishi Heavy Industries Ltd.	90,715	3,258
Mitsubishi Shokuhin Co. Ltd.	69,500	1,769
Mitsubishi Tanabe Pharma Corp.	153,100	2,200
Mitsubishi UFJ Financial Group, Inc.	728,549	3,593
Mizuho Financial Group, Inc.	2,381,696	3,712
NET One Systems Co. Ltd.	53,200	946
Nikon Corp.	77,803	1,153
Nippon Accommodations Fund, Inc.	130	627
Nippon Suisan Kaisha Ltd.	90,800	506
Nippon Television Holdings, Inc.	83,576	1,224

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.8%(1) continued
Japan - 15.8% continued
Nomura Holdings, Inc.	426,500	$1,626
North Pacific Bank Ltd.	155,900	415
OKUMA Corp.	8,400	399
Open House Co. Ltd.	9,500	324
PALTAC CORPORATION	18,300	855
Penta-Ocean Construction Co. Ltd.	87,800	482
Rengo Co. Ltd.	54,800	432
Rohto Pharmaceutical Co. Ltd.	18,500	500
Round One Corp.	42,100	435
Ryobi Ltd.	17,300	418
Sankyo Co. Ltd.	65,300	2,473
Sankyu, Inc.	10,300	463
Sanwa Holdings Corp.	51,000	576
Sega Sammy Holdings, Inc.	138,400	1,952
Seino Holdings Co. Ltd.	41,600	542
Shiga Bank (The) Ltd.	23,900	558
Shimamura Co. Ltd.	22,268	1,712
Ship Healthcare Holdings, Inc.	14,800	549
Shizuoka Bank (The) Ltd.	265,900	2,070
Sompo Holdings, Inc.	82,800	2,795
Starts Corp., Inc.	18,900	418
Sumitomo Bakelite Co. Ltd.	13,000	445
Sumitomo Forestry Co. Ltd.	40,000	520
Sumitomo Mitsui Financial Group, Inc.	194,550	6,416
Sumitomo Mitsui Trust Holdings, Inc.	76,912	2,800
Sushiro Global Holdings Ltd.	7,600	414
T&D Holdings, Inc.	246,981	2,849
Taisho Pharmaceutical Holdings Co. Ltd.	10,000	994
Taiyo Yuden Co. Ltd.	32,700	494
Takasago Thermal Engineering Co. Ltd.	29,600	479
Takeda Pharmaceutical Co. Ltd.	303,713	10,305
TIS, Inc.	22,600	898
Toagosei Co. Ltd.	128,100	1,423
Toda Corp.	63,800	395
Tokai Carbon Co. Ltd.	36,600	411
Tokyo Ohka Kogyo Co. Ltd.	46,200	1,228
Tokyo Steel Manufacturing Co. Ltd.	69,400	560
Toyo Suisan Kaisha Ltd.	64,100	2,237
TSI Holdings Co. Ltd.	221,100	1,430
TV Asahi Holdings Corp.	86,100	1,536
UT Group Co. Ltd.*	17,400	301
Valor Holdings Co. Ltd.	15,300	371
Wacoal Holdings Corp.	57,700	1,490
Yahoo Japan Corp.	1,150,510	2,890
YA-MAN Ltd.	26,100	330
Yamato Kogyo Co. Ltd.	17,600	410
Zenkoku Hosho Co. Ltd.	18,400	572

		161,698

Jordan - 0.0%
Hikma Pharmaceuticals PLC	20,747	451

Mexico - 1.0%
Cemex S.A.B. de C.V. ADR (Participation Certificate)*	112,226	541
Fibra Uno Administracion S.A. de C.V.	1,169,042	1,300
Wal-Mart de Mexico S.A.B. de C.V.	3,346,696	8,511

		10,352

Netherlands - 3.4%
Akzo Nobel N.V.	69,922	5,621
AMG Advanced Metallurgical Group N.V.	12,694	406
ASM International N.V.	6,581	271
ASML Holding N.V. (Registered)	38,745	6,029
ASR Nederland N.V.	20,895	825
Core Laboratories N.V.	73,078	4,360
Euronext N.V.(2)	13,328	765
IMCD N.V.	6,386	408
ING Groep N.V.	459,775	4,927
PostNL N.V.	405,119	923
Royal Dutch Shell PLC, Class B	332,406	9,891
TKH Group N.V. - CVA	7,581	354

		34,780

New Zealand - 0.1%
Summerset Group Holdings Ltd.	150,879	646

Russia - 0.6%
Gazprom PJSC ADR (OTC Exchange)	650,073	2,875
LUKOIL PJSC ADR	25,600	1,828
Sberbank of Russia PJSC ADR (OTC Exchange)	99,383	1,089

		5,792

Singapore - 0.1%
Frasers Logistics & Industrial Trust	768,400	580
Mapletree Industrial Trust	444,000	621

		1,201

Slovenia - 0.1%
Nova Ljubljanska Banka dd GDR* (2) (4)	89,576	1,057

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.8%(1) continued
South Africa - 0.4%
Anglo American Platinum Ltd.	31,442	$1,174
Gold Fields Ltd. ADR	594,377	2,092
Impala Platinum Holdings Ltd.*	211,419	539

		3,805

South Korea - 3.4%
AfreecaTV Co. Ltd.	10,948	384
Chong Kun Dang Pharmaceutical Corp.*	5,020	458
Douzone Bizon Co. Ltd.	11,492	537
GS Home Shopping, Inc.	2,697	435
Kangwon Land, Inc.	24,400	699
KB Financial Group, Inc.	56,661	2,365
Kia Motors Corp.	93,930	2,832
KIWOOM Securities Co. Ltd.	6,965	486
Korea United Pharm, Inc.	15,488	317
KT Corp. ADR	220,582	3,137
KT&G Corp.	26,457	2,407
Lotte Chilsung Beverage Co. Ltd.	1,494	1,874
Lotte Confectionery Co. Ltd.	2,915	395
Lotte Corp.*	21,883	1,032
LS Industrial Systems Co. Ltd.	9,633	422
Maeil Dairies Co. Ltd.	7,053	499
NongShim Co. Ltd.	2,391	545
Poongsan Corp.	12,719	311
S-1 Corp.	29,510	2,657
Samsung Electronics Co. Ltd. (Korean Exchange)	88,357	3,057
Seoul Semiconductor Co. Ltd.	20,662	360
SFA Engineering Corp.	15,543	481
Shinhan Financial Group Co. Ltd.	61,624	2,187
SK Innovation Co. Ltd.	5,220	837
SK Telecom Co. Ltd.	22,012	5,321
SKC Co. Ltd.	14,557	465
SL Corp.	22,386	399
Soulbrain Co. Ltd.	9,198	394

		35,293

Spain - 1.8%
Amadeus IT Group S.A.	90,515	6,303
Atresmedia Corp. de Medios de Comunicacion S.A.	229,047	1,138
Bankinter S.A.	46,371	371
CaixaBank S.A.	1,206,264	4,341
Cia de Distribucion Integral Logista Holdings S.A.	14,319	358
Industria de Diseno Textil S.A.	114,524	2,920
Masmovil Ibercom S.A.*	17,013	379
Melia Hotels International S.A.	34,036	320
Merlin Properties Socimi S.A.	139,111	1,719
Unicaja Banco S.A.(2)	234,863	306

		18,155

Sweden - 1.9%
Atlas Copco AB, Class A	241,037	5,759
Dometic Group AB(2)	68,594	427
Hexagon AB, Class B	186,225	8,596
Loomis AB, Class B	17,051	552
Peab AB	48,692	399
Resurs Holding AB(2)	63,516	391
SSAB AB, Class B (New York Exchange)	165,819	465
Swedish Orphan Biovitrum AB*	15,596	339
Telefonaktiebolaget LM Ericsson, Class B	258,702	2,280
Wihlborgs Fastigheter AB	68,568	794

		20,002

Switzerland - 7.8%
ABB Ltd. (Registered)	322,671	6,152
Adecco Group A.G. (Registered)	68,227	3,195
Chubb Ltd.	91,318	11,797
Cie Financiere Richemont S.A. (Registered)	62,684	4,029
Coca-Cola HBC A.G. - CDI*	30,428	947
Forbo Holding A.G. (Registered)	310	435
Geberit A.G. (Registered)	17,780	6,927
Georg Fischer A.G. (Registered)	797	636
Givaudan S.A. (Registered)	1,022	2,370
Helvetia Holding A.G. (Registered)	630	369
Julius Baer Group Ltd.*	72,024	2,574
LafargeHolcim Ltd. (Registered)*	65,263	2,697
Logitech International S.A. (Registered)	32,610	1,030
Nestle S.A. (Registered)	143,569	11,672
Novartis A.G. (Registered)	51,433	4,405
Pargesa Holding S.A. (Bearer)	28,056	2,027
Roche Holding A.G. (Genusschein)	16,459	4,070
Siegfried Holding A.G. (Registered)*	900	307
Sika A.G. (Registered)	54,305	6,902
Straumann Holding A.G. (Registered)	862	545
Swiss Life Holding A.G. (Registered)*	3,193	1,232
UBS Group A.G. (Registered)*	340,706	4,253

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.8%(1) continued
Switzerland - 7.8% continued
Vontobel Holding A.G. (Registered)	11,227	$577
Wizz Air Holdings PLC* (2)	12,861	460

		79,608

Taiwan - 1.5%
Asustek Computer, Inc.	253,000	1,661
MediaTek, Inc.	140,027	1,033
Shin Kong Financial Holding Co. Ltd.	3,732,128	1,082
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	303,836	11,214

		14,990

Turkey - 0.1%
Akbank T.A.S.	599,631	775

United Kingdom - 14.9%
Anglo American PLC	141,261	3,123
Ashmore Group PLC	102,518	475
AstraZeneca PLC	96,083	7,186
Auto Trader Group PLC(2)	84,776	489
AVEVA Group PLC	12,686	390
Aviva PLC	808,247	3,855
B&M European Value Retail S.A.	105,051	377
Balfour Beatty PLC	883,530	2,796
Barclays PLC	2,915,926	5,593
Beazley PLC	85,910	549
Bellway PLC	12,766	408
BP PLC	1,657,276	10,456
British American Tobacco PLC	187,189	5,969
British Land (The) Co. PLC	121,904	828
BT Group PLC	894,845	2,709
Cairn Energy PLC*	172,618	329
Centrica PLC	1,404,215	2,415
Cineworld Group PLC	194,406	651
Clinigen Group PLC	49,936	481
Coats Group PLC	408,587	424
Cobham PLC*	1,993,694	2,475
Compass Group PLC	550,564	11,559
Computacenter PLC	35,535	454
Costain Group PLC	69,640	280
De La Rue PLC	217,967	1,169
Electrocomponents PLC	80,879	520
Experian PLC	544,603	13,236
FLEX LNG Ltd.*	246,477	351
G4S PLC	373,971	936
GlaxoSmithKline PLC	108,743	2,064
Hays PLC	247,176	439
HSBC Holdings PLC	627,643	5,151
Hunting PLC	49,130	298
IG Group Holdings PLC	48,999	355
Intermediate Capital Group PLC	49,892	592
ITV PLC	731,272	1,161
J Sainsbury PLC	1,127,595	3,802
J.D. Wetherspoon PLC	23,660	336
JD Sports Fashion PLC	153,887	682
Johnson Matthey PLC	39,452	1,408
Keller Group PLC	37,936	237
Kingfisher PLC	1,449,815	3,836
Land Securities Group PLC	82,829	849
Linde PLC	49,053	7,789
Lloyds Banking Group PLC	3,646,095	2,409
LondonMetric Property PLC	185,482	411
Marks & Spencer Group PLC	1,447,997	4,564
Meggitt PLC	63,561	380
Micro Focus International PLC	154,726	2,704
Mitie Group PLC	781,608	1,103
Moneysupermarket.com Group PLC	93,001	326
National Express Group PLC	120,893	575
Nomad Foods Ltd.*	23,863	399
Northgate PLC	66,117	320
OneSavings Bank PLC	85,265	379
Premier Foods PLC*	1,266,780	530
Prudential PLC	382,095	6,827
Redrow PLC	61,519	384
Rolls-Royce Holdings PLC*	394,786	4,155
RPC Group PLC	34,985	290
Safestore Holdings PLC	100,214	646
Spectris PLC	14,683	425
SSE PLC	342,426	4,708
Standard Chartered PLC	380,051	2,938
Stock Spirits Group PLC	107,566	285
Synthomer PLC	73,792	335
Tate & Lyle PLC	88,906	746
UNITE Group (The) PLC	57,054	585
Vesuvius PLC	75,921	488
Vodafone Group PLC	1,584,014	3,078
Wm Morrison Supermarkets PLC	1,269,083	3,440

		152,912

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.8%(1) continued
United States - 2.2%
Banco Latinoamericano de Comercio
Exterior S.A., Class E	69,943	$1,210
Carnival PLC	57,029	2,736
Mettler-Toledo International, Inc.*	19,285	10,907
Nexteer Automotive Group Ltd.	326,000	460
ResMed, Inc.	65,763	7,489

		22,802

Total Common Stocks (Cost $949,310)		929,854

PREFERRED STOCKS - 1.1%(1)
Brazil - 0.2%
Cia Brasileira de Distribuicao*	27,600	576
Telefonica Brasil S.A., 2.90%(5)	91,800	1,099

		1,675

Germany - 0.9%
Volkswagen A.G., 2.87%(5)	56,432	8,980

Total Preferred Stocks
(Cost $10,030)		10,655

INVESTMENT COMPANIES - 6.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 2.20%(6) (7)	63,201,286	63,201
Vanguard FTSE Developed Markets ETF	43,993	1,632

Total Investment Companies (Cost $64,825)		64,833

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
2.11%, 1/10/19(8) (9)	$4,460	$4,458

Total Short-Term Investments (Cost $4,458)		4,458

Total Investments - 98.6% (Cost $1,028,623)		1,009,800

Other Assets less Liabilities - 1.4%		14,023

Net Assets - 100.0%		$1,023,823

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Level 3 asset.
(4)

Restricted security that has been deemed illiquid. At December 31, 2018, the value of this restricted illiquid security amounted to approximately $1,057,000 or 0.1% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Nova Ljubljanska Banka dd GDR	11/9/18	$1,046

(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of December 31, 2018 is disclosed.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
MSCI EAFE Index	496	$42,557	Long	3/19	$(100)

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	7.6%
Consumer Discretionary	13.1
Consumer Staples	7.6
Energy	5.8
Financials	18.3
Health Care	10.3
Industrials	14.7
Information Technology	11.0
Materials	7.8
Real Estate	1.8
Utilities	2.0

Total	100.0%

At December 31, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	22.7%
British Pound	17.2
Japanese Yen	17.2
United States Dollar	15.7
Swiss Franc	7.0
Hong Kong Dollar	5.1
All other currencies less than 5%	15.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$1,683	$—	$—	$1,683
Brazil	6,133	2,637	—	8,770
Canada	58,770	613	—	59,383
China	4,432	18,127	—	22,559
France	5,953	73,483	—	79,436
Hong Kong	—	29,834	5	29,839
India	12,452	—	—	12,452
Ireland	26,376	6,239	—	32,615
Israel	2,141	327	—	2,468
Mexico	10,352	—	—	10,352
Netherlands	10,389	24,391	—	34,780
South Africa	2,092	1,713	—	3,805
South Korea	3,137	32,156	—	35,293
Switzerland	11,797	67,811	—	79,608
Taiwan	11,214	3,776	—	14,990
United Kingdom	399	152,513	—	152,912
United States	19,606	3,196	—	22,802
All Other Countries(1)	—	326,107	—	326,107

Total Common Stocks	186,926	742,923	5	929,854

Preferred Stocks(1)	—	10,655	—	10,655
Investment Companies	64,833	—	—	64,833
Short-Term Investments	—	4,458	—	4,458

Total Investments	$251,759	$758,036	$5	$1,009,800

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(100)	$—	$—	$(100)

(1)	Classifications as defined in the Schedule of Investments.

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$66,068	$379,500	$382,367	$664	$63,201	63,201

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%(1)
Australia - 7.3%
Atlas Arteria Ltd.	1,348,045	$5,943
AusNet Services	7,051,823	7,728
Spark Infrastructure Group	10,545,993	16,422
Transurban Group	4,851,153	39,827

		69,920

Brazil - 3.4%
EDP - Energias do Brasil S.A.	3,842,500	14,684
Transmissora Alianca de Energia Eletrica S.A.	2,884,400	17,572

		32,256

Canada - 8.7%
Atco Ltd., Class I	80,000	2,263
Enbridge, Inc.	1,129,208	35,079
Hydro One Ltd.(2)	2,149,820	31,888
TransCanada Corp.	388,510	13,873

		83,103

Chile - 0.6%
Aguas Andinas S.A., Class A	10,649,283	5,870

France - 11.8%
Eutelsat Communications S.A.	898,743	17,773
Getlink	2,854,445	38,307
SES S.A.	1,309,546	25,083
Vinci S.A.	391,584	32,180

		113,343

Germany - 3.6%
Fraport A.G. Frankfurt Airport Services Worldwide	483,950	34,592

Italy - 12.3%
ASTM S.p.A.	155,351	3,106
Atlantia S.p.A.	2,200,590	45,570
Hera S.p.A.	703,833	2,144
Italgas S.p.A.	1,317,550	7,531
Snam S.p.A.	6,607,653	28,923
Societa Iniziative Autostradali e Servizi S.p.A.	168,198	2,320
Terna Rete Elettrica Nazionale S.p.A.	4,954,232	28,123

		117,717

Japan - 1.5%
Tokyo Gas Co. Ltd.	569,900	14,412

Mexico - 0.6%
ALEATICA S.A.B. de C.V.	4,812,189	6,190

Netherlands - 2.7%
Koninklijke Vopak N.V.	581,004	26,320

Portugal - 0.4%
REN - Redes Energeticas Nacionais SGPS S.A.	1,588,169	4,426

Spain - 1.6%
Red Electrica Corp. S.A.	674,300	15,020

Switzerland - 2.2%
Flughafen Zurich A.G. (Registered)	126,417	20,878

United Kingdom - 16.1%
National Grid PLC	6,362,424	61,528
Pennon Group PLC	1,414,075	12,469
Severn Trent PLC	1,978,725	45,716
United Utilities Group PLC	3,683,157	34,490

		154,203

United States - 23.9%
American Electric Power Co., Inc.	50,700	3,789
Atmos Energy Corp.	91,647	8,498
CMS Energy Corp.	110,833	5,503
Crown Castle International Corp.	155,431	16,885
Edison International	485,774	27,577
Kansas City Southern	88,100	8,409
Kinder Morgan, Inc.	2,014,532	30,984
NiSource, Inc.	778,841	19,744
Norfolk Southern Corp.	185,500	27,740
PG&E Corp.*	1,327,072	31,518
SBA Communications Corp.*	50,920	8,243
Sempra Energy	130,802	14,151
SJW Group	97,700	5,434
Williams (The) Cos., Inc.	939,284	20,711

		229,186

Total Common Stocks (Cost $977,869)		927,436

INVESTMENT COMPANIES - 2.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(3) (4)	24,845,358	24,845

Total Investment Companies (Cost $24,845)		24,845

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
2.11%, 1/10/19(5) (6)	$1,540	$1,539

Total Short-Term Investments (Cost $1,539)		1,539

Total Investments - 99.4% (Cost $1,004,253)		953,820

Other Assets less Liabilities - 0.6%		5,326

NET ASSETS - 100.0%		$959,146

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of December 31, 2018 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	36	$4,509	Long	3/19	$44
MSCI EAFE Index	40	3,432	Long	3/19	21

Total					$65

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	4.6%
Energy	16.8
Industrials	28.6
Real Estate	2.7
Utilities	47.3

Total	100.0%

At December 31, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	33.6%
United States Dollar	24.7
British Pound	16.6
Canadian Dollar	9.0
Australian Dollar	7.5
All other currencies less than 5%	8.6

Total	100.0%

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Canada	$83,103	$—	$—	$83,103
Mexico	6,190	—	—	6,190
United States	229,186	—	—	229,186
All Other Countries(1)	—	608,957	—	608,957

Total Common Stocks	318,479	608,957	—	927,436

Investment Companies	24,845	—	—	24,845
Short-Term Investments	—	1,539	—	1,539

Total Investments	$343,324	$610,496	$—	$953,820

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$65	$—	$—	$65

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$78,011	$383,895	$437,061	$654	$24,845	24,845

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%(1)
Australia - 4.4%
BGP Holdings PLC* (2)	3,277,404	$—
Dexus	95,507	714
Goodman Group	80,756	605
GPT Group (The)	225,200	847
National Storage REIT	692,607	856

		3,022

Belgium - 1.4%
Shurgard Self Storage S.A.*	13,121	364
Warehouses De Pauw - CVA	4,478	591

		955

Canada - 1.9%
Boardwalk Real Estate Investment Trust	32,320	895
Granite Real Estate Investment Trust	10,229	399

		1,294

China - 0.3%
SOHO China Ltd.*	690,400	247

France - 2.9%
Gecina S.A.	5,200	671
Unibail-Rodamco-Westfield	8,561	1,323

		1,994

Germany - 4.5%
alstria office REIT-A.G.	39,250	549
Grand City Properties S.A.	36,612	794
LEG Immobilien A.G.	6,323	660
Vonovia S.E.	24,211	1,099

		3,102

Hong Kong - 7.2%
CK Asset Holdings Ltd.	42,845	312
Fortune Real Estate Investment Trust	502,000	576
Hang Lung Properties Ltd.	693,000	1,321
Hongkong Land Holdings Ltd.	95,200	600
Link REIT	160,000	1,611
Wharf Real Estate Investment Co. Ltd.	89,316	531

		4,951

Japan - 11.8%
Activia Properties, Inc.	56	227
Advance Residence Investment Corp.	525	1,451
Daiwa Office Investment Corp.	24	151
Hulic Reit, Inc.	95	148
Invincible Investment Corp.	712	294
Japan Logistics Fund, Inc.	372	755
Japan Retail Fund Investment Corp.	451	903
Kenedix Office Investment Corp.	161	1,027
Mitsubishi Estate Co. Ltd.	71,321	1,118
Mitsui Fudosan Co. Ltd.	76,203	1,688
Nippon Accommodations Fund, Inc.	74	357

		8,119

Mexico - 0.4%
Prologis Property Mexico S.A. de C.V.	188,139	290

Netherlands - 0.7%
Atrium European Real Estate Ltd.*	124,112	459

Norway - 0.8%
Entra ASA(3)	44,121	586

Singapore - 2.5%
Ascendas India Trust	797,400	632
City Developments Ltd.	74,098	440
Mapletree Logistics Trust	749,000	691

		1,763

Spain - 0.6%
Merlin Properties Socimi S.A.	34,570	427

United Kingdom - 7.2%
Big Yellow Group PLC	51,015	567
British Land (The) Co. PLC	80,600	548
Derwent London PLC	21,916	795
Grainger PLC	140,220	375
Great Portland Estates PLC	30,044	252
Land Securities Group PLC	121,912	1,250
LondonMetric Property PLC	190,095	421
Shaftesbury PLC	38,162	404
Tritax EuroBox PLC* (3) (4)	109,600	129
UNITE Group (The) PLC	20,095	206

		4,947

United States - 50.1%
Alexandria Real Estate Equities, Inc.	8,778	1,012
American Homes 4 Rent, Class A	37,196	738
American Tower Corp.	2,785	441
AvalonBay Communities, Inc.	11,875	2,067
Boston Properties, Inc.	12,256	1,379
Brixmor Property Group, Inc.	58,625	861
Cousins Properties, Inc.	42,600	337
CubeSmart	14,600	419
Digital Realty Trust, Inc.	4,000	426
EPR Properties	4,100	263
Equinix, Inc.	2,299	811

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%(1) continued
United States - 50.1% continued
Equity LifeStyle Properties, Inc.	10,798	$1,049
Essex Property Trust, Inc.	2,265	555
Extended Stay America, Inc.	17,600	273
Farmland Partners, Inc.	11,414	52
Federal Realty Investment Trust	2,300	271
HCP, Inc.	22,400	626
Highwoods Properties, Inc.	10,000	387
Hudson Pacific Properties, Inc.	19,500	567
Industrial Logistics Properties Trust	15,081	297
Kilroy Realty Corp.	10,800	679
Life Storage, Inc.	5,634	524
Medical Properties Trust, Inc.	58,552	941
MGM Growth Properties LLC, Class A	25,807	682
Mid-America Apartment Communities, Inc.	24,736	2,367
Park Hotels & Resorts, Inc.	9,464	246
Physicians Realty Trust	43,700	700
Prologis, Inc.	19,558	1,148
Public Storage	13,825	2,798
Rexford Industrial Realty, Inc.	12,397	365
RLJ Lodging Trust	19,900	326
RPT Realty	39,081	467
Simon Property Group, Inc.	19,277	3,238
STAG Industrial, Inc.	24,660	614
Starwood Property Trust, Inc.	9,708	191
STORE Capital Corp.	33,356	944
Sun Communities, Inc.	9,287	945
Urban Edge Properties	43,375	721
Ventas, Inc.	8,500	498
VEREIT, Inc.	38,100	272
VICI Properties, Inc.	22,132	416
Washington Prime Group, Inc.	50,895	247
Welltower, Inc.	28,513	1,979
WP Carey, Inc.	6,040	395

		34,534

Total Common Stocks (Cost $70,290)		66,690

INVESTMENT COMPANIES - 1.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(5) (6)	1,083,449	1,083

Total Investment Companies (Cost $1,083)		1,083

Total Investments - 98.3% (Cost $71,373)		67,773

Other Assets less Liabilities - 1.7%		1,150

NET ASSETS - 100.0%		$68,923

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)

Restricted security that has been deemed illiquid. At December 31, 2018, the value of this restricted illiquid security amounted to approximately $129,000 or 0.2% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Tritax EuroBox PLC	7/4/18	$145

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of December 31, 2018 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	6.9%
Diversified REITs	9.9
Health Care REITs	7.1
Hotel & Resort REITs	2.3
Hotels, Resorts & Cruise Lines	0.4
Industrial REITs	8.8
Mortgage REITs	0.3
Office REITs	10.2
Real Estate Development	0.5
Real Estate Operating Companies	9.5
Residential REITs	15.9
Retail REITs	16.8
Specialized REITs	11.4

Total	100.0%

At December 31, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	52.7%
Japanese Yen	12.2
Euro	10.4
British Pound	7.4
Hong Kong Dollar	6.9
All other currencies less than 5%	10.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Canada	$1,294	$—	$—	$1,294
Mexico	290	—	—	290
United States	34,534	—	—	34,534
All Other Countries(1)	—	30,572	—	30,572

Total Common Stocks	36,118	30,572	—	66,690

Investment Companies	1,083	—	—	1,083

Total Investments	$37,201	$30,572	$—	$67,773

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$1,747	$47,601	$48,265	$28	$1,083	1,083

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND	DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8%(1)
Argentina - 0.0%
MercadoLibre, Inc.*	323	$95

Australia - 0.9%
Aristocrat Leisure Ltd.	21,197	324
BlueScope Steel Ltd.	22,960	177
CSL Ltd.	1,113	145
Fortescue Metals Group Ltd.	37,005	109
Harvey Norman Holdings Ltd. (Athens Exchange)	32,893	73
Macquarie Group Ltd.	5,404	414
Metcash Ltd.	49,341	85
Qantas Airways Ltd.	40,717	166
Santos Ltd.	38,019	147
Whitehaven Coal Ltd.	59,460	181

		1,821

Austria - 0.1%
ams A.G.*	1,003	24
OMV A.G.	5,621	246

		270

Belgium - 0.3%
Galapagos N.V.*	158	15
Galapagos NV (Euronext Amsterdam Exchange)*	187	17
UCB S.A.	5,894	480

		512

Brazil - 0.2%
Banco Santander Brasil S.A.	15,200	169
BB Seguridade Participacoes S.A.	6,692	48
Multiplus S.A.	14,045	91
Smiles Fidelidade S.A.	4,782	54

		362

Canada - 3.0%
Bank of Montreal	8,750	572
BRP, Inc. (Sub Voting)	12,000	311
CAE, Inc.	16,910	310
Canadian Imperial Bank of Commerce	5,300	395
CGI Group, Inc., Class A*	4,200	257
Enerplus Corp.	42,430	329
Genworth MI Canada, Inc.	5,800	171
Gildan Activewear, Inc.	7,500	228
Granite Real Estate Investment Trust	3,500	136
Hydro One Ltd.(2)	8,522	126
IGM Financial, Inc.	25,310	575
Magna International, Inc.	1,392	63
Methanex Corp.	3,300	159
Norbord, Inc.	6,700	178
Open Text Corp.	6,900	225
Parex Resources, Inc.*	20,500	246
Quebecor, Inc., Class B	7,100	149
Royal Bank of Canada	9,400	643
Stars Group (The), Inc.*	5,800	96
Sun Life Financial, Inc.	6,700	222
Suncor Energy, Inc.	10,505	293
Toronto-Dominion Bank (The)	7,400	368
Transcontinental, Inc., Class A	12,000	170

		6,222

Chile - 0.4%
Banco Santander Chile ADR	24,590	735

China - 1.7%
Alibaba Group Holding Ltd. ADR*	782	107
Baidu, Inc. ADR*	16,311	2,587
China Shenhua Energy Co. Ltd., Class H	76,000	165
Fosun International Ltd.	112,500	165
Tencent Holdings Ltd.ADR	11,861	468

		3,492

Denmark - 0.3%
Royal Unibrew A/S	3,911	269
Sydbank A/S	2,729	65
Vestas Wind Systems A/S	3,558	270

		604

Finland - 1.0%
Neste OYJ	10,576	816
Nokia OYJ	206,242	1,192

		2,008

France - 2.5%
Arkema S.A.	1,344	115
Atos S.E.	2,842	231
AXA S.A.	10,205	220
Cellectis S.A. ADR*	10,689	178
Cie Generale des Etablissements Michelin S.C.A.	18,425	1,822
Eiffage S.A.	2,023	169
IPSOS	7,423	175
Kering S.A.	668	313
Klepierre S.A.	7,331	226
L’Oreal S.A.	1,085	249

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8%(1) continued
France - 2.5% continued
Peugeot S.A.	18,266	$388
Renault S.A.	1,739	108
Safran S.A.	3,401	408
Thales S.A.	3,364	391
Trigano S.A.	1,982	182

		5,175

Germany - 3.7%
Allianz S.E. (Registered)	2,542	510
Bayer A.G. (Registered)	1,462	101
Continental A.G.	1,299	180
Covestro A.G.(2)	4,919	243
Deutsche Boerse A.G.	26,454	3,181
Deutsche Telekom A.G. (Registered)	20,314	345
Gerresheimer A.G.	2,004	132
LEG Immobilien A.G.	5,028	525
Nemetschek S.E.	1,658	182
Rheinmetall A.G.	1,027	91
RTL Group S.A.	4,752	254
SAP S.E.	3,517	350
Telefonica Deutschland Holding A.G.	379,367	1,485

		7,579

Hong Kong - 1.8%
China Mobile Ltd. (Hong Kong Exchange)	281,500	2,713
CK Hutchison Holdings Ltd.	5,000	48
CLP Holdings Ltd.	22,500	253
Dah Sing Financial Holdings Ltd.	30,800	152
Hang Seng Bank Ltd.	9,800	219
Li & Fung Ltd.	1,238,000	195

		3,580

Indonesia - 0.1%
Bukit Asam Tbk PT	1,026,900	307

Ireland - 0.8%
ICON PLC*	3,652	472
Medtronic PLC	13,700	1,246

		1,718

Israel - 0.5%
Bank Leumi Le-Israel B.M.	53,087	321
Check Point Software Technologies Ltd.*	2,525	259
Orbotech Ltd.*	2,254	128
Taro Pharmaceutical Industries Ltd.	2,117	179
Teva Pharmaceutical Industries Ltd. ADR*	14,883	230

		1,117

Italy - 0.9%
Azimut Holding S.p.A.	6,300	69
ERG S.p.A.	11,930	225
Italgas S.p.A.	18,964	108
Snam S.p.A.	293,425	1,284
Societa Iniziative Autostradali e Servizi S.p.A.	17,518	242

		1,928

Japan - 10.0%
AGC, Inc.	3,500	109
Alfresa Holdings Corp.	7,700	199
ASKUL Corp.	1,700	36
Astellas Pharma, Inc.	30,100	383
Bridgestone Corp.	1,300	50
Brother Industries Ltd.	14,500	213
Central Japan Railway Co.	2,500	531
Cosmo Energy Holdings Co. Ltd.	5,700	116
Dai-ichi Life Holdings, Inc.	8,900	138
Daito Trust Construction Co. Ltd.	1,900	259
Daiwa House Industry Co. Ltd.	11,400	362
Fuji Corp.	15,300	179
FUJIFILM Holdings Corp.	4,500	174
Haseko Corp.	7,300	76
Hitachi Ltd.	10,600	282
Hoya Corp.	8,700	532
Japan Tobacco, Inc.	50,200	1,191
Jeol Ltd.	13,700	206
Kajima Corp.	4,900	66
Kaken Pharmaceutical Co. Ltd.	4,100	180
Kao Corp.	4,200	310
KDDI Corp.	16,200	386
Kirin Holdings Co. Ltd.	36,200	761
Kokuyo Co. Ltd.	12,200	178
Mabuchi Motor Co. Ltd.	7,000	214
Marubeni Corp.	28,800	200
Mitsubishi Corp.	30,100	822
Mitsubishi UFJ Financial Group, Inc. ADR	113,000	550
Murata Manufacturing Co. Ltd.	100	14
Nexon Co. Ltd.*	30,100	384

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8%(1) continued
Japan - 10.0% continued
Nintendo Co. Ltd.	5,100	$1,347
Nippon Telegraph & Telephone Corp.	43,300	1,763
NTT DOCOMO, Inc.	76,800	1,725
Ono Pharmaceutical Co. Ltd.	5,600	113
ORIX Corp.	22,500	327
Pola Orbis Holdings, Inc.	2,800	75
Secom Co. Ltd.	1,400	116
Seven Bank Ltd.	137,600	392
Shimamura Co. Ltd.	8,000	615
Shimizu Corp.	30,600	251
Shionogi & Co. Ltd.	15,600	885
Sony Corp.	12,100	583
Sony Corp. ADR	23,000	1,110
Subaru Corp.	27,900	596
Sumitomo Chemical Co. Ltd.	58,100	284
Sumitomo Corp.	29,700	419
Sumitomo Heavy Industries Ltd.	4,100	121
Taisei Corp.	2,200	94
Tokyo Electron Ltd.	1,600	184
Tosoh Corp.	19,800	256
Yamaha Motor Co. Ltd.	2,800	54

		20,411

Mexico - 0.2%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander ADR	34,374	212
Wal-Mart de Mexico S.A.B. de C.V.	83,038	211

		423

Netherlands - 3.5%
ABN AMRO Group N.V. - CVA (Amsterdam Exchange)(2)	10,267	240
APERAM S.A.	5,350	140
ArcelorMittal	9,675	200
ASM International N.V.	4,294	177
Gemalto N.V.*	35,097	2,037
ING Groep N.V.	15,389	165
Koninklijke Ahold Delhaize N.V.	111,906	2,823
NN Group N.V.	7,102	282
NXP Semiconductors N.V.	6,124	449
Randstad N.V.	5,092	233
Royal Dutch Shell PLC, Class B	11,214	334

		7,080

Norway - 0.3%
Marine Harvest ASA	19,479	410
Norwegian Finans Holding ASA*	11,203	87
SpareBank 1 SMN	16,021	156

		653

Portugal - 0.1%
Altri SGPS S.A.	24,187	160
Jeronimo Martins SGPS S.A.	709	9

		169

Russia - 0.1%
Evraz PLC	19,741	121

Singapore - 0.4%
Best World International Ltd.	136,700	264
Oversea-Chinese Banking Corp. Ltd.	43,300	356
Singapore Exchange Ltd.	20,900	109

		729

South Korea - 0.3%
DoubleUGames Co. Ltd.	1,856	100
LG Corp.	3,167	199
LG Uplus Corp.	12,248	193
SK Telecom Co. Ltd.	814	197

		689

Spain - 1.6%
Aena S.M.E. S.A.(2)	1,227	190
Banco Bilbao Vizcaya Argentaria S.A. ADR	150,000	793
CIE Automotive S.A.	6,166	152
Endesa S.A.	49,308	1,135
Repsol S.A.	17,612	283
Tecnicas Reunidas S.A.	30,300	739

		3,292

Sweden - 0.5%
Boliden AB	7,604	165
Evolution Gaming Group AB(2)	2,060	119
Loomis AB, Class B	5,484	178
Spotify Technology S.A.*	2,018	229
Volvo AB, Class B	28,314	372

		1,063

Switzerland - 4.3%
ABB Ltd. (Registered)	12,334	235
Chubb Ltd.	6,800	879
CRISPR Therapeutics A.G.*	6,099	174
Kuehne + Nagel International A.G. (Registered)	981	127

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8%(1) continued
Switzerland - 4.3% continued
Landis+Gyr Group A.G.*	4,404	$248
Nestle S.A. (Registered)	4,700	382
Novartis A.G. (Registered)	6,162	528
Novartis A.G. ADR	10,200	875
Oriflame Holding A.G.	2,380	53
Roche Holding A.G. (Genusschein)	14,135	3,495
SGS S.A. (Registered)	20	45
Swiss Life Holding A.G. (Registered)*	951	367
Swisscom A.G. (Registered)	2,649	1,268
UBS Group A.G. (Registered)*	9,785	122

		8,798

Taiwan - 0.2%
Silicon Motion Technology Corp. ADR	4,660	161
TCI Co. Ltd.	20,000	333

		494

Thailand - 0.3%
Fabrinet*	2,636	135
Kasikornbank PCL NVDR	80,300	457

		592

Turkey - 0.1%
Turkiye Sise ve Cam Fabrikalari A.S.	108,870	116

United Arab Emirates - 0.0%
Dubai Financial Market PJSC	326,356	71

United Kingdom - 6.1%
3i Group PLC	53,989	530
Berkeley Group Holdings (The) PLC	5,443	241
Dialog Semiconductor PLC*	3,662	95
Fiat Chrysler Automobiles N.V.*	19,294	281
GlaxoSmithKline PLC	170,260	3,231
Gulf Keystone Petroleum Ltd.*	58,554	135
Kingfisher PLC	14,334	38
Legal & General Group PLC	113,233	332
Linde PLC	3,750	585
Lloyds Banking Group PLC	1,116,222	738
National Grid PLC	39,385	381
Persimmon PLC	13,009	319
QinetiQ Group PLC	67,863	248
Reckitt Benckiser Group PLC	9,982	762
RELX PLC	5,813	119
Rightmove PLC	44,401	244
Rio Tinto Ltd.	6,030	334
Savills PLC	12,246	110
Smith & Nephew PLC	7,906	147
Tate & Lyle PLC	49,086	412
Taylor Wimpey PLC	194,131	336
Tesco PLC	184,668	448
Unilever N.V. - CVA	7,425	403
Unilever N.V. (Registered)	37,278	2,006

		12,475

United States - 48.6%
AbbVie, Inc.	8,500	784
Acadia Healthcare Co., Inc.*	21,000	540
Activision Blizzard, Inc.	3,440	160
Adobe, Inc.*	12,808	2,898
Agilent Technologies, Inc.	4,366	295
Air Lease Corp.	6,014	182
Akamai Technologies, Inc.*	4,137	253
Albemarle Corp.	2,870	221
Allegheny Technologies, Inc.*	9,874	215
Allergan PLC	2,147	287
Alphabet, Inc., Class C*	1,229	1,273
Amazon.com, Inc.*	682	1,024
American Tower Corp.	12,883	2,038
Americold Realty Trust	8,905	227
Ameriprise Financial, Inc.	8,800	918
AmerisourceBergen Corp.	2,622	195
Amgen, Inc.	7,000	1,363
ANSYS, Inc.*	10,010	1,431
Apergy Corp.*	5,191	141
Apple, Inc.	5,683	896
Applied Materials, Inc.	7,974	261
Arrow Electronics, Inc.*	2,746	189
Autodesk, Inc.*	2,980	383
Bank of America Corp.	54,000	1,331
Berkshire Hathaway, Inc., Class B*	7,957	1,625
Big Lots, Inc.	5,580	161
Bio-Rad Laboratories, Inc., Class A*	949	220
Black Knight, Inc.*	5,345	241
Bluebird Bio, Inc.*	1,231	122
BOK Financial Corp.	9,929	728
BorgWarner, Inc.	5,045	175
Boston Properties, Inc.	1,238	139
Cabot Corp.	2,238	96
Capital One Financial Corp.	12,300	930
CarMax, Inc.*	9,704	609
Carnival PLC	12,648	607
CBRE Group, Inc., Class A*	8,556	343

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8%(1) continued
United States - 48.6% continued
CenterPoint Energy, Inc.	8,810	$249
Chico’s FAS, Inc.	30,825	173
Cimarex Energy Co.	2,313	143
Cleveland-Cliffs, Inc.	30,980	238
CNO Financial Group, Inc.	13,530	201
Coca-Cola (The) Co.	24,900	1,179
Continental Resources, Inc.*	6,289	253
Corporate Office Properties Trust	9,130	192
CSX Corp.	4,538	282
Cullen/Frost Bankers, Inc.	6,800	598
Cummins, Inc.	1,813	242
CVR Energy, Inc.	8,390	289
CyrusOne, Inc.	5,545	293
D.R. Horton, Inc.	8,968	311
Danaher Corp.	13,500	1,392
Darden Restaurants, Inc.	2,874	287
DENTSPLY SIRONA, Inc.	3,302	123
Dover Corp.	2,717	193
East West Bancorp, Inc.	17,000	740
Eastman Chemical Co.	3,169	232
Eaton Vance Corp.	4,830	170
Ecolab, Inc.	6,510	959
Editas Medicine, Inc.*	16,939	385
Ensign Group (The), Inc.	4,689	182
Equity LifeStyle Properties, Inc.	6,300	612
Everest Re Group Ltd.	1,549	337
Facebook, Inc., Class A*	5,444	714
First Republic Bank	8,354	726
Flowers Foods, Inc.	13,225	244
FNB Corp.	27,199	268
Fortive Corp.	10,027	678
Gaming and Leisure Properties, Inc.	8,443	273
General Dynamics Corp.	7,813	1,228
Genpact Ltd.	5,914	160
GEO Group (The), Inc.	19,500	384
Glacier Bancorp, Inc.	6,828	271
Global Payments, Inc.	3,922	405
Graham Holdings Co., Class B	607	389
Halliburton Co.	27,000	718
Home Depot (The), Inc.	6,900	1,186
Honeywell International, Inc.	10,001	1,321
Houlihan Lokey, Inc.	5,201	191
Illumina, Inc.*	1,491	447
Independent Bank Corp.	2,605	183
Intellia Therapeutics, Inc.*	36,656	500
Intercontinental Exchange, Inc.	6,138	462
InterDigital, Inc.	4,363	290
Intuit, Inc.	7,115	1,401
Investors Bancorp, Inc.	32,356	337
Invitae Corp.*	7,911	88
Invitation Homes, Inc.	13,200	265
ITT, Inc.	6,760	326
j2 Global, Inc.	3,330	231
Johnson & Johnson	7,489	966
Johnson Controls International PLC	29,000	860
JPMorgan Chase & Co.	8,200	801
KeyCorp	29,920	442
Keysight Technologies, Inc.*	5,740	356
Kroger (The) Co.	31,000	853
Laboratory Corp. of America Holdings*	1,508	191
Lamb Weston Holdings, Inc.	3,040	224
LendingTree, Inc.*	1,299	285
Lennar Corp., Class A	23,000	900
Liberty Oilfield Services, Inc., Class A	7,110	92
LogMeIn, Inc.	2,080	170
Loxo Oncology, Inc.*	759	106
Markel Corp.*	1,390	1,443
Martin Marietta Materials, Inc.	5,300	911
Masco Corp.	8,394	245
MDC Holdings, Inc.	13,120	369
Medidata Solutions, Inc.*	4,325	292
Mettler-Toledo International, Inc.*	1,098	621
Microchip Technology, Inc.	29,251	2,104
Microsoft Corp.	17,100	1,737
Mondelez International, Inc., Class A	34,104	1,365
Moody’s Corp.	5,036	705
Mosaic (The) Co.	13,370	391
NanoString Technologies, Inc.*	6,760	100
National Fuel Gas Co.	24,345	1,246
Navient Corp.	21,680	191
Netflix, Inc.*	1,492	399
Newfield Exploration Co.*	8,025	118
Northwest Bancshares, Inc.	10,217	173
NVIDIA Corp.	3,734	499
Oracle Corp.	21,203	957
O’Reilly Automotive, Inc.*	1,947	670
Oshkosh Corp.	22,735	1,394

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.8%(1) continued
United States - 48.6% continued
Packaging Corp. of America	2,457	$205
Park Hotels & Resorts, Inc.	5,451	142
Parker-Hannifin Corp.	6,600	984
PayPal Holdings, Inc.*	15,700	1,320
PepsiCo, Inc.	6,177	682
Phibro Animal Health Corp., Class A	5,541	178
Philip Morris International, Inc.	21,764	1,453
Phillips 66	14,500	1,249
Pioneer Natural Resources Co.	5,300	697
PPG Industries, Inc.	10,000	1,022
Primoris Services Corp.	21,765	416
Progressive (The) Corp.	5,722	345
Public Service Enterprise Group, Inc.	6,730	350
PVH Corp.	1,260	117
Radian Group, Inc.	25,385	415
Range Resources Corp.	23,225	222
Raymond James Financial, Inc.	4,227	315
Reinsurance Group of America, Inc.	2,142	300
RenaissanceRe Holdings Ltd.	1,547	207
Republic Services, Inc.	6,253	451
Roper Technologies, Inc.	3,709	989
Rubius Therapeutics, Inc.*	5,935	95
salesforce.com, Inc.*	1,965	269
Schlumberger Ltd.	10,124	365
Schneider National, Inc., Class B	12,300	230
Scotts Miracle-Gro (The) Co.	2,253	138
Sealed Air Corp.	5,952	207
Sensata Technologies Holding PLC*	17,565	788
Seres Therapeutics, Inc.*	22,113	100
Six Flags Entertainment Corp.	4,530	252
Skyworks Solutions, Inc.	1,890	127
Snap-on, Inc.	2,065	300
Southwest Gas Holdings, Inc.	4,840	370
Splunk, Inc.*	3,201	336
Square, Inc., Class A*	10,378	582
STAG Industrial, Inc.	9,840	245
Stericycle, Inc.*	4,001	147
Stifel Financial Corp.	3,947	164
Stratasys Ltd.*	31,886	574
Sun Communities, Inc.	8,400	854
Syneos Health, Inc.*	6,641	261
Synopsys, Inc.*	3,633	306
Teladoc Health, Inc.*	2,471	123
Teleflex, Inc.	3,875	1,002
Tenaris S.A. ADR	14,005	299
Teradyne, Inc.	14,678	461
Tesla, Inc.*	1,821	606
TiVo Corp.	35,649	335
TJX (The) Cos., Inc.	8,782	393
Total System Services, Inc.	4,717	383
TransDigm Group, Inc.*	2,088	710
TTEC Holdings, Inc.	10,796	308
Twitter, Inc.*	43,113	1,239
Union Bankshares Corp.	6,680	189
US Bancorp	18,598	850
Viacom, Inc., Class B	11,850	305
Visa, Inc., Class A	6,879	908
Voya Financial, Inc.	6,610	265
Walgreens Boots Alliance, Inc.	12,500	854
WEC Energy Group, Inc.	4,162	288
Woodward, Inc.	3,707	275
Xilinx, Inc.	4,495	383
XPO Logistics, Inc.*	8,411	480
Zillow Group, Inc., Class C*	9,195	290

		99,333

Total Common Stocks (Cost $220,300)		194,034

PREFERRED STOCKS - 0.1%
Spain - 0.1%
Grifols S.A. ADR,
2.48%(3)	8,040	147

Total Preferred Stocks (Cost $184)		147

INVESTMENT COMPANIES - 4.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(4) (5)	9,195,560	9,196

Total Investment Companies (Cost $9,196)		9,196

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
2.16%, 1/10/19(6) (7)	$225	$225

Total Short-Term Investments (Cost $225)		225

Total Investments - 99.5% (Cost $229,905)		203,602

Other Assets less Liabilities - 0.5%		922

NET ASSETS - 100.0%		$204,524

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of December 31, 2018 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2018, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
JPMorgan Chase	Euro	1,570	British Pound	1,425	3/13/19	$13
JPMorgan Chase	Euro	389	Japanese Yen	49,962	3/13/19	10
JPMorgan Chase	Euro	98	Singapore Dollar	154	3/13/19	— *
JPMorgan Chase	Euro	590	Swedish Krona	6,098	3/13/19	12
JPMorgan Chase	United States Dollar	237	Chinese Yuan Renminbi	1,642	3/13/19	1
JPMorgan Chase	United States Dollar	487	Japanese Yen	54,705	3/13/19	15
JPMorgan Chase	United States Dollar	246	Singapore Dollar	337	3/13/19	2
JPMorgan Chase	United States Dollar	213	Swedish Krona	1,921	3/13/19	5

Subtotal Appreciation						58

JPMorgan Chase	Chinese Yuan Renminbi	9,377	United States Dollar	1,354	3/13/19	(10)
JPMorgan Chase	Euro	345	Australian Dollar	549	3/13/19	(11)
JPMorgan Chase	Euro	398	Canadian Dollar	610	3/13/19	(12)
JPMorgan Chase	Euro	102	Israeli Shekel	433	3/13/19	(1)
JPMorgan Chase	Euro	30	New Zealand Dollar	49	3/13/19	(1)
JPMorgan Chase	Euro	159	Norwegian Krone	1,552	3/13/19	(3)
JPMorgan Chase	United States Dollar	1,848	Australian Dollar	2,567	3/13/19	(37)
JPMorgan Chase	United States Dollar	1,220	Canadian Dollar	1,631	3/13/19	(23)
JPMorgan Chase	United States Dollar	95	Norwegian Krone	807	3/13/19	(1)

Subtotal Depreciation						(99)

Total						$(41)

*	Amount rounds to less than one thousand.

At December 31, 2018, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)
E-Mini S&P 500	17	$2,129	Long	3/19	$(97)
MSCI EAFE Index	15	1,287	Long	3/19	(32)
MSCI Emerging Markets Index	9	435	Long	3/19	(5)

Total					$(134)

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	10.5%
Consumer Discretionary	9.0
Consumer Staples	9.4
Energy	5.3
Financials	17.2
Health Care	13.0
Industrials	10.6
Information Technology	14.5
Materials	4.2
Real Estate	3.9
Utilities	2.4

Total	100.0%

At December 31, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	58.9%
Euro	13.9
Japanese Yen	9.6
British Pound	5.1
All other currencies less than 5%	12.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2018 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks:
Argentina	$95	$—	$—	$95
Belgium	15	497	—	512
Canada	6,222	—	—	6,222
Chile	735	—	—	735
China	3,162	330	—	3,492
France	178	4,997	—	5,175
Ireland	1,718	—	—	1,718
Israel	796	321	—	1,117
Japan	1,660	18,751	—	20,411
Mexico	423	—	—	423
Netherlands	449	6,631	—	7,080
Spain	793	2,499	—	3,292
Sweden	229	834	—	1,063
Switzerland	1,928	6,870	—	8,798
Taiwan	161	333	—	494
Thailand	135	457	—	592
United Kingdom	2,591	9,884	—	12,475
United States	98,726	607	—	99,333
All Other Countries(1)	—	21,007	—	21,007

Total Common Stocks	120,016	74,018	—	194,034

Preferred Stocks(1)	147	—	—	147
Investment Companies	9,196	—	—	9,196
Short-Term Investments	—	225	—	225

Total Investments	$129,359	$74,243	$—	$203,602

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign
Currency
Exchange
Contracts	$—	$58	$—	$58
Liabilities
Forward Foreign
Currency
Exchange
Contracts	—	(99)	—	(99)
Futures Contracts	(134)	—	—	(134)

Total Other Financial Instruments	$(134)	$(41)	$—	$(175)

(1)	Classifications as defined in the Schedule of Investments.

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$3,600	$164,246	$158,650	$111	$9,196	9,196

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
CORPORATE BONDS - 0.0%
United States - 0.0%
CEDC Finance Corp. International, Inc.,
10.00%, 12/31/22(2)	$85	$60

Total Corporate Bonds (Cost $83)		60

FOREIGN ISSUER BONDS - 92.9%
Angola - 0.8%
Angolan Government International Bond,
9.50%, 11/12/25	650	686
8.25%, 5/9/28	236	223
9.38%, 5/8/48	405	380

		1,289

Argentina - 3.0%
Argentina Bonar Bonds,
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.50%),
51.00%, 3/11/19 (ARS)(3)	454	12
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.25%),
48.80%, 3/1/20 (ARS)(3)	476	12
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.00%),
50.25%, 4/3/22 (ARS)(3) (4)	5,195	133
Argentina POM Politica Monetaria,
(Floating, Argentina Blended Historical Policy Rate + 0.00%),
59.39%, 6/21/20 (ARS)(3)	34,291	980
Argentine Republic Government International Bond,
6.88%, 4/22/21	150	136
7.50%, 4/22/26	305	245
5.88%, 1/11/28	396	286
8.28%, 12/31/33	140	109
(Step to 3.75% on 3/31/19), 2.50%, 12/31/38(5)	785	432
7.63%, 4/22/46	700	508
6.88%, 1/11/48	296	208
Bonos de la Nacion Argentina con Ajuste por CER,
3.75%, 2/8/19 (ARS)	16,800	633
Provincia de Buenos Aires,
6.50%, 2/15/23	450	364
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.75%),
53.87%, 4/12/25 (ARS)(2) (3) (6)	3,548	81
Provincia de Cordoba,
7.13%, 6/10/21	450	396
7.13%, 8/1/27	405	295
YPF S.A.,
8.75%, 4/4/24	140	132

		4,962

Azerbaijan - 0.8%
Republic of Azerbaijan International Bond,
4.75%, 3/18/24	800	800
Southern Gas Corridor CJSC,
6.88%, 3/24/26	200	217
State Oil Co. of the Azerbaijan Republic,
6.95%, 3/18/30	200	214

		1,231

Bahrain - 0.2%
Bahrain Government International Bond,
7.00%, 10/12/28	200	201
7.50%, 9/20/47	200	194

		395

Belarus - 0.4%
Republic of Belarus International Bond,
6.88%, 2/28/23	240	246
7.63%, 6/29/27	200	205
6.20%, 2/28/30	200	184

		635

Bermuda - 0.8%
Digicel Group Ltd.,
8.25%, 9/30/20	1,465	996
7.13%, 4/1/22	400	187
Digicel Ltd.,
6.00%, 4/15/21	230	208

		1,391

Brazil - 7.2%
Banco do Brasil S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.40%),
6.25%, 4/15/24(7) (8)	310	267

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 92.9% continued
Brazil - 7.2% continued
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 6.36%),
9.00%, 6/18/24(7) (8)	$200	$204
Brazil Letras do Tesouro Nacional,
0.00%, 1/1/22 (BRL)(9)	730	149
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/1/21 (BRL)	7,524	2,031
10.00%, 1/1/23 (BRL)	1,914	518
10.00%, 1/1/25 (BRL)	4,786	1,291
10.00%, 1/1/27 (BRL)	15,409	4,164
10.00%, 1/1/29 (BRL)	2,956	767
Brazilian Government International Bond,
4.25%, 1/7/25	220	217
6.00%, 4/7/26	200	214
4.63%, 1/13/28	200	193
8.25%, 1/20/34	40	49
7.13%, 1/20/37	50	56
5.00%, 1/27/45	600	525
CSN Resources S.A.,
6.50%, 7/21/20	110	107
Oi S.A.,
10.00%, 7/27/25(10)	150	149
Samarco Mineracao S.A.,
4.13%, 11/1/22(11)	200	152
5.75%, 10/24/23(11)	400	316
5.38%, 9/26/24(11)	600	472

		11,841

Chile - 2.5%
Banco del Estado de Chile,
3.88%, 2/8/22	150	149
Bonos de la Tesoreria de la Republica en pesos,
4.50%, 3/1/21 (CLP)	800,000	1,177
4.50%, 3/1/26 (CLP)	840,000	1,235
5.00%, 3/1/35 (CLP)	605,000	912
Corp. Nacional del Cobre de Chile,
5.63%, 10/18/43	200	223
4.88%, 11/4/44	200	203
4.50%, 8/1/47	200	194

		4,093

China - 0.7%
Amber Circle Funding Ltd.,
3.25%, 12/4/22	200	197
China Evergrande Group,
7.50%, 6/28/23	400	354
Kaisa Group Holdings Ltd.,
8.50%, 6/30/22	215	160
Sinochem Overseas Capital Co. Ltd.,
4.50%, 11/12/20	200	203
Sunac China Holdings Ltd.,
7.95%, 8/8/22	200	188

		1,102

Colombia - 3.7%
Colombia Government International Bond,
8.13%, 5/21/24	115	134
7.38%, 9/18/37	100	121
6.13%, 1/18/41	165	178
5.63%, 2/26/44	200	206
5.00%, 6/15/45	1,050	1,002
Colombian TES,
11.00%, 7/24/20 (COP)	329,400	111
7.00%, 5/4/22 (COP)	3,090,500	994
10.00%, 7/24/24 (COP)	6,300,000	2,287
6.00%, 4/28/28 (COP)	2,714,100	794
7.75%, 9/18/30 (COP)	397,100	130
Empresas Publicas de Medellin ESP,
8.38%, 11/8/27 (COP)	693,000	207

		6,164

Costa Rica - 1.2%
Banco Nacional de Costa Rica,
6.25%, 11/1/23	200	189
Costa Rica Government International Bond,
4.83%, 5/27/20(4)	200	189
5.52%, 11/10/21	700	649
5.75%, 11/20/24	650	597
6.44%, 11/21/29(4)	480	367

		1,991

Croatia - 0.9%
Croatia Government International Bond,
6.63%, 7/14/20	200	208
6.38%, 3/24/21	950	997
6.00%, 1/26/24	200	216

		1,421

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 92.9% continued
Czech Republic - 2.4%
Czech Republic Government Bond,
0.79%, 7/17/19 (CZK)	$50,000	$2,216
1.29%, 2/10/20 (CZK)	20,000	881
0.45%, 10/25/23 (CZK)	22,000	923

		4,020

Dominican Republic - 1.4%
Dominican Republic International Bond,
7.50%, 5/6/21	120	124
6.60%, 1/28/24	100	104
5.88%, 4/18/24	100	101
5.50%, 1/27/25	680	675
6.88%, 1/29/26	230	241
5.95%, 1/25/27	380	379
7.45%, 4/30/44	190	198
6.85%, 1/27/45	400	395

		2,217

Ecuador - 3.4%
Ecuador Government International Bond,
10.50%, 3/24/20	1,271	1,287
10.75%, 3/28/22	1,662	1,685
8.75%, 6/2/23	400	375
7.95%, 6/20/24	816	720
9.65%, 12/13/26	600	548
9.63%, 6/2/27	200	182
8.88%, 10/23/27	343	296
7.88%, 1/23/28	578	472

		5,565

Egypt - 1.1%
Egypt Government International Bond,
7.50%, 1/31/27	1,000	957
6.59%, 2/21/28	200	179
8.50%, 1/31/47	800	725

		1,861

El Salvador - 0.7%
El Salvador Government International Bond,
7.38%, 12/1/19	40	40
5.88%, 1/30/25	239	220
6.38%, 1/18/27	103	95
8.63%, 2/28/29	525	550
8.25%, 4/10/32	95	96
7.65%, 6/15/35	60	57
7.63%, 2/1/41	150	142

		1,200

Ethiopia - 0.2%
Ethiopia International Bond,
6.63%, 12/11/24	250	240

Gabon - 0.2%
Gabon Government International Bond,
6.38%, 12/12/24	400	360

Georgia - 0.1%
Georgia Government International Bond,
6.88%, 4/12/21	200	210

Ghana - 0.5%
Ghana Government International Bond,
7.88%, 8/7/23	300	294
7.63%, 5/16/29	200	180
10.75%, 10/14/30	200	227
8.63%, 6/16/49	200	175

		876

Hungary - 2.0%
Hungary Government Bond,
7.00%, 6/24/22 (HUF)	36,730	155
3.00%, 6/26/24 (HUF)	96,050	357
5.50%, 6/24/25 (HUF)	73,690	309
3.00%, 10/27/27 (HUF)	298,000	1,067
Hungary Government International Bond,
5.38%, 2/21/23	260	276
5.75%, 11/22/23	830	898
5.38%, 3/25/24	156	167
7.63%, 3/29/41	38	53

		3,282

India - 0.8%
Export-Import Bank of India,
4.00%, 1/14/23	200	200
India Government Bond,
7.35%, 6/22/24 (INR)	10,000	143
7.72%, 5/25/25 (INR)	31,000	453
7.59%, 1/11/26 (INR)	10,000	145
7.17%, 1/8/28 (INR)	30,000	426

		1,367

Indonesia - 7.9%
Indonesia Government International Bond,
3.75%, 4/25/22	200	198
8.50%, 10/12/35	100	134
6.63%, 2/17/37	250	290
7.75%, 1/17/38	100	129

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 92.9% continued
Indonesia - 7.9% continued
5.25%, 1/17/42	$350	$353
5.13%, 1/15/45	200	197
5.95%, 1/8/46	200	218
5.25%, 1/8/47	200	200
Indonesia Treasury Bond,
7.88%, 4/15/19 (IDR)	514,000	36
11.50%, 9/15/19 (IDR)	10,500,000	751
5.63%, 5/15/23 (IDR)	6,041,000	386
8.38%, 3/15/24 (IDR)	8,965,000	633
8.38%, 9/15/26 (IDR)	18,276,000	1,299
7.00%, 5/15/27 (IDR)	3,981,000	259
6.13%, 5/15/28 (IDR)	6,010,000	369
9.00%, 3/15/29 (IDR)	11,237,000	826
8.25%, 5/15/29 (IDR)	6,710,000	479
10.50%, 8/15/30 (IDR)	1,340,000	109
8.75%, 5/15/31 (IDR)	12,743,000	926
9.50%, 7/15/31 (IDR)	17,312,000	1,320
7.50%, 8/15/32 (IDR)	3,689,000	241
6.63%, 5/15/33 (IDR)	2,705,000	164
8.38%, 3/15/34 (IDR)	4,206,000	296
8.25%, 5/15/36 (IDR)	20,557,000	1,417
7.50%, 5/15/38 (IDR)	1,437,000	92
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	200	206
6.15%, 5/21/48	200	201
Perusahaan Penerbit SBSN Indonesia III,
4.33%, 5/28/25	600	593
4.55%, 3/29/26(2)	310	308
4.40%, 3/1/28	450	440

		13,070

Iraq - 0.3%
Iraq International Bond,
6.75%, 3/9/23(2)	550	524

Ireland - 0.1%
SCF Capital Designated Activity Co.,
5.38%, 6/16/23	200	196

Ivory Coast - 0.6%
Ivory Coast Government International Bond,
5.38%, 7/23/24	500	460
6.38%, 3/3/28	200	181
5.75%, 12/31/32	449	397

		1,038

Jamaica - 0.1%
Jamaica Government International Bond,
7.88%, 7/28/45	200	228

Jordan - 0.1%
Jordan Government International Bond,
5.75%, 1/31/27	200	184

Kazakhstan - 0.7%
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22	200	194
KazAgro National Management Holding JSC,
4.63%, 5/24/23	200	192
Kazakhstan Government International Bond,
5.13%, 7/21/25	100	106
4.88%, 10/14/44	200	200
6.50%, 7/21/45	400	481

		1,173

Kenya - 0.5%
Kenya Government International Bond,
6.88%, 6/24/24	650	613
8.25%, 2/28/48	200	171

		784

Lebanon - 0.6%
Lebanon Government International Bond,
5.45%, 11/28/19	152	147
6.38%, 3/9/20	132	127
8.25%, 4/12/21	248	237
6.10%, 10/4/22	374	325
6.00%, 1/27/23	30	25
6.60%, 11/27/26	77	61
6.85%, 3/23/27	80	64

		986

Malaysia - 1.5%
Malaysia Government Bond,
4.38%, 11/29/19 (MYR)	1,330	324
3.88%, 3/10/22 (MYR)	2,157	525
3.80%, 9/30/22 (MYR)	1,821	441
4.50%, 4/15/30 (MYR)	1,758	430
4.23%, 6/30/31 (MYR)	184	44
3.84%, 4/15/33 (MYR)	21	5
4.64%, 11/7/33 (MYR)	1,289	318
Malaysia Sovereign Sukuk Bhd.,
3.04%, 4/22/25	275	269

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 92.9% continued
Malaysia - 1.5% continued
Petronas Capital Ltd.,
7.88%, 5/22/22	$100	$113

		2,469

Mexico - 7.6%
Comision Federal de Electricidad,
4.88%, 1/15/24	200	196
8.18%, 12/23/27 (MXN)	2,060	90
Mexican Bonos,
6.50%, 6/10/21 (MXN)	19,120	930
6.50%, 6/9/22 (MXN)	22,340	1,068
8.00%, 12/7/23 (MXN)	8,560	425
10.00%, 12/5/24 (MXN)	119,706	6,476
7.50%, 6/3/27 (MXN)	19,900	941
7.75%, 11/13/42 (MXN)	4,500	202
Mexico Government International Bond,
4.13%, 1/21/26	650	637
6.05%, 1/11/40	40	42
4.75%, 3/8/44	80	73
5.55%, 1/21/45	70	71
5.75%, 10/12/10(12)	588	555
Petroleos Mexicanos,
6.00%, 3/5/20	20	20
7.19%, 9/12/24 (MXN)	3,090	123
6.88%, 8/4/26	150	146
6.50%, 6/2/41	90	75
5.50%, 6/27/44	40	30
5.63%, 1/23/46	356	271
6.75%, 9/21/47	195	161

		12,532

Mongolia - 0.3%
Development Bank of Mongolia LLC,
7.25%, 10/23/23	200	197
Energy Resources LLC,
8.00%, 9/30/22(3) (13)	215	201
Mongolian Mining Corp.,
2.37%, 4/1/19(8) (10)	60	30

		428

Morocco - 0.4%
Morocco Government International Bond,
4.25%, 12/11/22	510	513
5.50%, 12/11/42	200	205

		718

Netherlands - 1.2%
Kazakhstan Temir Zholy Finance B.V.,
6.95%, 7/10/42	200	209
Metinvest B.V.,
7.75%, 4/23/23	680	621
8.50%, 4/23/26	200	181
Nostrum Oil & Gas Finance B.V.,
8.00%, 7/25/22	200	136
Petrobras Global Finance B.V.,
6.88%, 1/20/40	565	539
6.85%, 6/5/15(14)	295	264

		1,950

Nigeria - 0.5%
Nigeria Government International Bond,
7.63%, 11/21/25	297	288
6.50%, 11/28/27	200	177
9.25%, 1/21/49(2)	400	389

		854

Oman - 0.2%
Oman Government International Bond,
6.50%, 3/8/47	200	162
6.75%, 1/17/48	210	174

		336

Pakistan - 0.6%
Pakistan Government International Bond,
7.25%, 4/15/19	203	203
8.25%, 4/15/24	200	202
8.25%, 9/30/25	200	201
6.88%, 12/5/27	281	256
Second Pakistan International Sukuk (The) Co. Ltd.,
6.75%, 12/3/19	200	199

		1,061

Panama - 1.0%
Panama Government International Bond,
8.88%, 9/30/27	962	1,279
9.38%, 4/1/29	73	102
6.70%, 1/26/36	124	151
4.30%, 4/29/53	200	186

		1,718

Papua New Guinea - 0.1%
Papua New Guinea Government International Bond,

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 92.9% continued
Papua New Guinea - 0.1% continued
8.38%, 10/4/28	$200	$202

Paraguay - 0.2%
Paraguay Government International Bond,
4.70%, 3/27/27	400	397

Peru - 2.3%
Banco de Credito del Peru,
4.85%, 10/30/20 (PEN)	785	234
Fondo MIVIVIENDA S.A.,
7.00%, 2/14/24 (PEN)	279	89
Peru Government Bond,
5.94%, 2/12/29 (PEN)	418	126
6.15%, 8/12/32 (PEN)	2,066	625
Peruvian Government International Bond,
7.35%, 7/21/25	218	265
8.20%, 8/12/26 (PEN)	1,500	524
6.95%, 8/12/31 (PEN)	2,621	847
8.75%, 11/21/33	220	324
6.90%, 8/12/37 (PEN)	1,251	398
5.63%, 11/18/50	293	344

		3,776

Philippines - 0.7%
Development Bank of the Philippines,
5.50%, 3/25/21	200	210
Philippine Government International Bond,
4.95%, 1/15/21 (PHP)	17,000	318
10.63%, 3/16/25	63	87
9.50%, 2/2/30	134	198
7.75%, 1/14/31	100	135
6.38%, 10/23/34	100	125
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/2/24	100	117

		1,190

Poland - 3.6%
Republic of Poland Government Bond,
3.25%, 7/25/19 (PLN)	1,100	298
5.25%, 10/25/20 (PLN)	8,250	2,359
2.50%, 1/25/23 (PLN)	1,600	436
3.25%, 7/25/25 (PLN)	1,227	343
2.50%, 7/25/26 (PLN)	2,685	711
2.50%, 7/25/27 (PLN)	4,266	1,121
Republic of Poland Government International Bond,
5.00%, 3/23/22	400	421
3.00%, 3/17/23	200	198

		5,887

Qatar - 0.8%
Qatar Government International Bond,
3.88%, 4/23/23	600	608
4.50%, 4/23/28	468	490
5.10%, 4/23/48	200	210

		1,308

Romania - 0.4%
Romania Government Bond,
5.80%, 7/26/27 (RON)	490	131
3.65%, 9/24/31 (RON)	1,000	210
Romanian Government International Bond,
4.38%, 8/22/23	306	307
6.13%, 1/22/44	24	26

		674

Russia - 3.7%
Russian Federal Bond - OFZ,
7.50%, 8/18/21 (RUB)	51,486	732
7.00%, 8/16/23 (RUB)	56,251	769
6.50%, 2/28/24 (RUB)	7,132	95
7.75%, 9/16/26 (RUB)	78,891	1,089
8.15%, 2/3/27 (RUB)	73,103	1,029
7.05%, 1/19/28 (RUB)	15,340	200
8.50%, 9/17/31 (RUB)	20,505	293
7.70%, 3/23/33 (RUB)	29,967	401
Russian Foreign Bond - Eurobond,
4.88%, 9/16/23	400	408
4.75%, 5/27/26	400	397
4.38%, 3/21/29	200	190
5.25%, 6/23/47	600	561

		6,164

Senegal - 0.1%
Senegal Government International Bond,
6.25%, 5/23/33	200	173

Serbia - 0.3%
Serbia International Bond,
4.88%, 2/25/20	200	202
7.25%, 9/28/21	300	323

		525

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 92.9% continued
South Africa - 7.0%
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25	$200	$183
Republic of South Africa Government Bond,
6.75%, 3/31/21 (ZAR)	11,000	761
10.50%, 12/21/26 (ZAR)	34,566	2,616
8.00%, 1/31/30 (ZAR)	14,666	923
7.00%, 2/28/31 (ZAR)	35,367	2,022
8.25%, 3/31/32 (ZAR)	8,035	502
8.88%, 2/28/35 (ZAR)	6,530	422
6.25%, 3/31/36 (ZAR)	7,279	362
8.50%, 1/31/37 (ZAR)	4,348	269
9.00%, 1/31/40 (ZAR)	942	60
6.50%, 2/28/41 (ZAR)	1,752	85
8.75%, 1/31/44 (ZAR)	8,585	531
8.75%, 2/28/48 (ZAR)	19,131	1,184
Republic of South Africa Government International Bond,
5.88%, 5/30/22(2)	100	104
4.88%, 4/14/26	200	190
4.85%, 9/27/27	440	411
4.30%, 10/12/28	340	303
5.88%, 6/22/30	200	196
5.00%, 10/12/46	200	168
5.65%, 9/27/47	200	178

		11,470

Sri Lanka - 0.9%
Sri Lanka Government International Bond,
6.00%, 1/14/19	430	428
6.83%, 7/18/26	200	184
6.75%, 4/18/28	971	885

		1,497

Suriname - 0.2%
Suriname Government International Bond,
9.25%, 10/26/26	350	339

Tajikistan - 0.1%
Republic of Tajikistan International Bond,
7.13%, 9/14/27	230	203

Thailand - 3.2%
Thailand Government Bond,
3.88%, 6/13/19 (THB)	25,000	775
2.55%, 6/26/20 (THB)	5,469	170
1.20%, 7/14/21 (THB)	7,600	253
1.88%, 6/17/22 (THB)	19,697	602
2.00%, 12/17/22 (THB)	24,187	741
3.63%, 6/16/23 (THB)	6,494	212
2.40%, 12/17/23 (THB)	35,594	1,106
2.13%, 12/17/26 (THB)	2,773	83
2.88%, 12/17/28 (THB)	2,607	83
4.88%, 6/22/29 (THB)	1,284	48
3.78%, 6/25/32 (THB)	21,029	713
3.40%, 6/17/36 (THB)	15,000	485
2.88%, 6/17/46 (THB)	1,256	36

		5,307

Tunisia - 0.4%
Banque Centrale de Tunisie International Bond,
5.75%, 1/30/25	695	587

Turkey - 3.7%
Turkey Government Bond,
9.40%, 7/8/20 (TRY)	3,850	638
9.50%, 1/12/22 (TRY)	552	84
3.00%, 2/23/22 (TRY)	572	208
10.70%, 8/17/22 (TRY)	1,000	154
8.50%, 9/14/22 (TRY)	653	95
7.10%, 3/8/23 (TRY)	1,101	146
8.80%, 9/27/23 (TRY)	788	110
10.40%, 3/20/24 (TRY)	545	80
8.00%, 3/12/25 (TRY)	1,287	167
10.60%, 2/11/26 (TRY)	1,249	183
11.00%, 2/24/27 (TRY)	14,078	2,060
Turkey Government International Bond,
7.00%, 6/5/20	57	58
5.63%, 3/30/21	300	301
5.75%, 3/22/24	200	194
7.38%, 2/5/25	114	117
4.88%, 10/9/26	300	267
6.00%, 3/25/27	500	472
6.13%, 10/24/28	200	186
6.88%, 3/17/36	48	45
6.75%, 5/30/40	100	92
4.88%, 4/16/43	545	405

		6,062

Ukraine - 1.7%
Ukraine Government International Bond,
7.75%, 9/1/23	420	379
7.75%, 9/1/24	390	344

MULTI-MANAGER FUNDS    7    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)
FOREIGN ISSUER BONDS - 92.9% continued
Ukraine - 1.7% continued
7.75%, 9/1/25	$265	$230
7.75%, 9/1/26	100	86
7.75%, 9/1/27	100	85
9.75%, 11/1/28(2)	770	723
7.38%, 9/25/32	1,157	922

		2,769

United Arab Emirates - 0.7%
Abu Dhabi Government International Bond,
2.50%, 10/11/22	200	195
Dubai World Corp.,
2.00%, 9/30/22(4)	978	905

		1,100

United Kingdom - 0.3%
DTEK Finance PLC,
10.75%, (100% Cash), 12/31/24(10)	353	326
Ukreximbank Via Biz Finance PLC,
9.63%, 4/27/22	155	152

		478

Uruguay - 1.2%
Uruguay Government International Bond,
9.88%, 6/20/22 (UYU)	28,891	883
4.38%, 10/27/27	350	351
8.50%, 3/15/28 (UYU)	2,347	62
7.88%, 1/15/33	111	146
7.63%, 3/21/36	89	116
4.13%, 11/20/45	74	66
5.10%, 6/18/50	71	70
4.98%, 4/20/55	207	197

		1,891

Venezuela - 1.3%
Petroleos de Venezuela S.A.,
8.50%, 10/27/20	1,480	1,388
9.00%, 11/17/21(11)	172	32
12.75%, 2/17/22(11)	92	18
5.38%, 4/12/27(11)	77	11
9.75%, 5/17/35(11)	222	41
Venezuela Government International Bond,
7.00%, 12/ 1/18(11) (15)	1	—
7.75%, 10/13/19(11)	141	33
12.75%, 8/23/22(11)	151	36
9.00%, 5/7/23(11)	121	27
8.25%, 10/13/24(11)	309	71
7.65%, 4/21/25(11)	65	15
11.75%, 10/21/26(11)	632	155
9.25%, 9/15/27(11)	186	43
9.25%, 5/7/28(11)	233	54
11.95%, 8/5/31(11)	1,045	249
9.38%, 1/13/34(11)	4	1
7.00%, 3/31/38(11) (15)	2	—

		2,174

Vietnam - 0.2%
Vietnam Government International Bond,
6.75%, 1/29/20	176	181
4.80%, 11/19/24	80	81

		262

Zambia - 0.6%
Zambia Government International Bond,
5.38%, 9/20/22	850	613
8.50%, 4/14/24	200	150
8.97%, 7/30/27	200	151

		914

Total Foreign Issuer Bonds (Cost $168,002)		153,311

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(16) (17)	7,667,618	$7,668

Total Investment Companies (Cost $7,668)		7,668

Total Investments - 97.6% (Cost $175,753)		161,039

Other Assets less Liabilities - 2.4%		3,926

Net Assets - 100.0%		$164,965

(1)	Principal amount is in USD unless otherwise indicated.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(4)	Level 3 asset.
(5)	Step coupon bond. Rate as of December 31, 2018 is disclosed.

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

(6)

Restricted security that has been deemed illiquid. At December 31, 2018, the value of this restricted illiquid security amounted to approximately $81,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Provincia de Buenos Aires,
53.87%, 4/12/25	4/6/18	$176

(7)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(8)	Perpetual bond. Maturity date represents next call date.
(9)	Zero coupon bond.
(10)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(11)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(12)	Century bond maturing in 2110.
(13)	The coupon rate is subject to the performance of the TSIPPCAE Index.
(14)	Century bond maturing in 2115.
(15)	Amount rounds to less than one thousand.
(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(17)	7-day current yield as of December 31, 2018 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2018, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Barclays	Turkish Lira	860	United States Dollar	160	1/31/19	$— *
Barclays	United States Dollar	338	Chinese Offshore Yuan	2,353	1/31/19	4
Barclays	United States Dollar	143	Czech Koruna	3,242	4/30/19	2
Barclays	United States Dollar	326	Romanian Leu	1,337	3/29/19	2
Barclays	United States Dollar	348	Turkish Lira	1,888	1/31/19	2
BNP	Brazilian Real	610	United States Dollar	158	1/3/19	— *
BNP	Brazilian Real	922	United States Dollar	232	12/3/19	1
BNP	Peruvian Nuevo Sol	496	United States Dollar	148	1/31/19	1
BNP	United States Dollar	155	Brazilian Real	610	1/3/19	2
BNP	United States Dollar	169	Chinese Offshore Yuan	1,177	1/31/19	2
BNP	United States Dollar	240	Czech Koruna	5,395	3/29/19	1
BNP	United States Dollar	153	Hungarian Forint	43,259	1/31/19	1
BNP	United States Dollar	142	Indian Rupee	10,208	1/31/19	4
BNP	United States Dollar	140	Philippine Peso	7,356	1/31/19	— *
BNP	United States Dollar	136	Polish Zloty	512	1/31/19	1
BNP	United States Dollar	217	Romanian Leu	890	2/28/19	2
BNP	United States Dollar	44	South African Rand	643	1/31/19	— *
Citibank	Chilean Peso	90,156	United States Dollar	132	1/31/19	2
Citibank	Hungarian Forint	24,113	United States Dollar	86	1/31/19	— *
Citibank	South African Rand	1,298	United States Dollar	94	1/31/19	4
Citibank	United States Dollar	285	Mexican Peso	5,839	1/31/19	11
Citibank	United States Dollar	315	Polish Zloty	1,186	1/31/19	2
Citibank	United States Dollar	418	Polish Zloty	1,574	3/29/19	4
Citibank	United States Dollar	589	Turkish Lira	3,272	1/31/19	18
Goldman Sachs	Brazilian Real	2,133	United States Dollar	554	1/3/19	4
Goldman Sachs	Chilean Peso	98,505	United States Dollar	146	1/31/19	4
Goldman Sachs	Colombian Peso	265,031	United States Dollar	83	1/31/19	1
Goldman Sachs	Russian Ruble	2,844	United States Dollar	43	1/31/19	2
Goldman Sachs	Russian Ruble	31,392	United States Dollar	464	2/28/19	17
Goldman Sachs	United States Dollar	446	Hungarian Forint	125,569	1/31/19	3
Goldman Sachs	United States Dollar	1,065	Mexican Peso	21,724	1/31/19	35
Goldman Sachs	United States Dollar	180	Peruvian Nuevo Sol	610	1/31/19	1
Goldman Sachs	United States Dollar	34	Romanian Leu	140	1/31/19	— *
JPMorgan Chase	Brazilian Real	750	United States Dollar	194	1/3/19	— *
JPMorgan Chase	Colombian Peso	302,955	United States Dollar	95	1/31/19	2
JPMorgan Chase	Polish Zloty	619	United States Dollar	166	1/31/19	1
JPMorgan Chase	South African Rand	1,233	United States Dollar	90	1/31/19	4
JPMorgan Chase	South African Rand	6,785	United States Dollar	484	2/28/19	16
JPMorgan Chase	United States Dollar	193	Brazilian Real	750	1/3/19	— *
JPMorgan Chase	United States Dollar	48	Czech Koruna	1,084	1/31/19	— *
JPMorgan Chase	United States Dollar	61	Hungarian Forint	17,166	1/31/19	1
JPMorgan Chase	United States Dollar	245	Turkish Lira	1,395	1/31/19	14
Merrill Lynch	Brazilian Real	773	United States Dollar	200	1/3/19	— *
Merrill Lynch	Mexican Peso	43,370	United States Dollar	2,202	1/31/19	7
Merrill Lynch	United States Dollar	298	Chinese Offshore Yuan	2,077	1/31/19	4
Merrill Lynch	United States Dollar	388	Hungarian Forint	108,355	2/28/19	— *
Merrill Lynch	United States Dollar	285	Mexican Peso	5,817	1/31/19	9
Merrill Lynch	United States Dollar	86	Turkish Lira	466	1/31/19	1
Santander	United States Dollar	55	Argentine Peso	2,263	3/6/19	— *

Subtotal Appreciation						192

Barclays	Indonesian Rupiah	2,042,839	United States Dollar	134	1/31/19	(7)
Barclays	United States Dollar	693	Russian Ruble	45,831	1/31/19	(38)
BNP	Indonesian Rupiah	6,935,316	United States Dollar	473	1/31/19	(7)
BNP	Philippine Peso	16,432	United States Dollar	309	1/31/19	(4)
BNP	Romanian Leu	149	United States Dollar	37	1/31/19	— *
BNP	South African Rand	643	United States Dollar	45	1/3/19	— *
BNP	South African Rand	1,702	United States Dollar	116	1/31/19	(2)
BNP	Turkish Lira	567	United States Dollar	103	1/31/19	(2)
BNP	United States Dollar	87	Colombian Peso	275,677	1/31/19	(2)
BNP	United States Dollar	845	Czech Koruna	18,377	1/31/19	(26)
BNP	United States Dollar	374	Hungarian Forint	103,848	1/31/19	(3)
BNP	United States Dollar	122	Hungarian Forint	33,942	2/28/19	— *
BNP	United States Dollar	760	Polish Zloty	2,796	1/31/19	(13)
BNP	United States Dollar	783	Polish Zloty	2,924	2/28/19	(1)
BNP	United States Dollar	72	Russian Ruble	4,937	1/31/19	(1)
Citibank	Czech Koruna	1,099	United States Dollar	48	1/31/19	(1)
Citibank	Peruvian Nuevo Sol	416	United States Dollar	123	1/31/19	(1)
Citibank	Polish Zloty	590	United States Dollar	157	1/31/19	(1)
Citibank	Thai Baht	3,527	United States Dollar	107	1/31/19	(1)
Citibank	United States Dollar	235	Chilean Peso	157,191	1/31/19	(8)
Citibank	United States Dollar	842	Colombian Peso	2,663,348	1/31/19	(23)
Citibank	United States Dollar	211	South African Rand	2,963	1/31/19	(5)
Goldman Sachs	Hungarian Forint	16,597	United States Dollar	59	1/31/19	(1)
Goldman Sachs	Indian Rupee	92,523	United States Dollar	1,285	1/31/19	(41)

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
Goldman Sachs	Mexican Peso	10,002	United States Dollar	485	1/31/19	$(21)
Goldman Sachs	Peruvian Nuevo Sol	375	United States Dollar	111	1/31/19	— *
Goldman Sachs	Philippine Peso	10,777	United States Dollar	197	1/31/19	(8)
Goldman Sachs	South African Rand	7,562	United States Dollar	516	1/31/19	(8)
Goldman Sachs	Thai Baht	8,428	United States Dollar	256	1/31/19	(3)
Goldman Sachs	United States Dollar	551	Brazilian Real	2,133	1/3/19	— *
Goldman Sachs	United States Dollar	408	Brazilian Real	1,576	2/4/19	(2)
Goldman Sachs	United States Dollar	298	Chilean Peso	199,271	1/31/19	(10)
Goldman Sachs	United States Dollar	250	Philippine Peso	13,108	1/31/19	(1)
Goldman Sachs	United States Dollar	550	Romanian Leu	2,184	1/31/19	(13)
Goldman Sachs	United States Dollar	71	Russian Ruble	4,766	1/31/19	(3)
JPMorgan Chase	Brazilian Real	1,090	United States Dollar	279	2/4/19	(1)
JPMorgan Chase	Indonesian Rupiah	1,278,902	United States Dollar	85	1/31/19	(4)
JPMorgan Chase	Philippine Peso	4,261	United States Dollar	80	1/31/19	(1)
JPMorgan Chase	Thai Baht	4,651	United States Dollar	141	1/31/19	(2)
JPMorgan Chase	Turkish Lira	306	United States Dollar	56	1/31/19	(1)
JPMorgan Chase	United States Dollar	540	Czech Koruna	11,627	2/28/19	(21)
JPMorgan Chase	United States Dollar	1,681	Polish Zloty	6,258	2/28/19	(7)
JPMorgan Chase	United States Dollar	429	Russian Ruble	28,550	2/28/19	(23)
Merrill Lynch	Indonesian Rupiah	1,227,857	United States Dollar	79	1/31/19	(6)
Merrill Lynch	Mexican Peso	9,393	United States Dollar	455	1/31/19	(21)
Merrill Lynch	United States Dollar	200	Brazilian Real	773	1/3/19	(1)
Merrill Lynch	United States Dollar	350	Chilean Peso	237,825	1/31/19	(7)
Santander	United States Dollar	706	Colombian Peso	2,269,501	2/28/19	(9)

Subtotal Depreciation						(361)

Total						$(169)

*	Amount rounds to less than one thousand.

As of December 31, 2018, the Fund had the following bilateral interest rate swap agreements outstanding:

COUNTERPARTY	PAY RATE INDEX/PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX		NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Kuala Lumpur Interbank Offered Rate 3 Month(1)	3.94	%(1)	2,500,000	MYR	4/20/22	$5	$—	$5

Total									$5

(1)	Payment frequency is quarterly.

As of December 31, 2018, the Fund had the following centrally cleared interest rate swap agreements outstanding:

PAY RATE INDEX/PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
8.26%(1)	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(1)	11,000,000	MXN	12/6/28	$22	$—	$22
8.41%(1)	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(1)	11,000,000	MXN	12/6/28	16	—	16
Warsaw InterBank Offer Rate 6 Month(2)	2.44%(3)	2,000,000	PLN	7/11/22	10	—	10
Warsaw InterBank Offer Rate 6 Month(2)	2.40%(3)	750,000	PLN	3/26/23	6	—	6

Subtotal Appreciation							54

6.60%(2)	India Overnight Mumbai Interbank Outright Rate(2)	64,000,000	INR	12/13/23	— *	—	— *
28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(1)	7.94%(1)	43,000,000	MXN	12/16/20	(27)	—	(27)
28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(1)	8.16%(1)	20,000,000	MXN	12/13/23	(18)	—	(18)

Subtotal Depreciation							(45)

Total							$9

(1)	Payment frequency is lunar. Monthly payment based on 28-day periods. One year consists of 13 periods.
(2)	Payment frequency is semi-anually.
(3)	Payment frequency is anually.
*	Amount round to less than one thousand.

MULTI-MANAGER FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

At December 31, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AA	0.9%
A	18.3
BBB	24.3
BB	25.8
B	18.8
CCC or below	5.5
Not rated	1.7
Cash Equivalent	4.7

Total	100.0%

*

Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund assigns the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2018, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Basic Materials	1.6%
Communications	1.0
Energy	2.9
Financial	2.8
Government	90.7
Industrial	0.3
Utilities	0.7

Total	100.0%

At December 31, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	47.2%
Mexican Peso	6.7
South African Rand	6.3
Indonesian Rupiah	6.3
Brazilian Real	5.8
All other currencies less than 5%	27.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$60	$—	$60
Foreign Issuer Bonds:
Argentina	—	4,829	133	4,962
Costa Rica	—	1,435	556	1,991
United Arab Emirates	—	195	905	1,100
All Other Countries(1)	—	145,258	—	145,258

Total Foreign Issuer Bonds	—	151,717	1,594	153,311

Investment Companies	7,668	—	—	7,668

Total Investments	$7,668	$151,777	$1,594	$161,039

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$192	$—	$192
Bilateral Interest Rate Swap Agreements	—	5	—	5

NORTHERN FUNDS QUARTERLY REPORT    11    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued	DECEMBER 31, 2018 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Centrally Cleared Interest Rate Swap Agreements	$—	$54	$—	$54
Liabilities
Forward Foreign Currency Exchange Contracts	—	(361)	—	(361)
Centrally Cleared Interest Rate Swap Agreements	—	(45)	—	(45)

Total Other Financial Instruments	$—	$(155)	$—	$(155)

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$7,397	$120,422	$120,151	$113	$7,668	7,668

EXPLANATION OF CURRENCY ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:
10Y - 10 Year
ARS - Argentine Peso
BRL - Brazilian Real
CLP - Chilean Peso
CMT - Constant Maturity
COP - Colombian Peso
CZK - Czech Koruna
HUF - Hungarian Forint
IDR - Indonesian Rupiah
INR - Indian Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
RON - Romanian Leu
RUB - Russian Ruble
SBSN - Surat Berharga Syariah Negara
THB - Thai Baht
TIIE - The Equilibrium Interbank Interest Rate
TSIPPCAE - The Steel Index Platts Premium Coal Australia Export
TRY - Turkish Lira
USD - United States Dollar
UYU - Uruguayan Peso
ZAR - South African Rand

MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 0.0%
Exploration & Production - 0.0%
Chesapeake Energy Corp.,
5.50%, 9/15/26	$25	$20

Total Convertible Bonds (Cost $25)		20

CORPORATE BONDS - 60.3%
Advertising & Marketing - 0.3%
Acosta, Inc.,
7.75%, 10/1/22(1)	575	106
Lamar Media Corp.,
5.00%, 5/1/23	175	174
5.75%, 2/1/26	120	122
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.25%, 2/15/22	210	209
5.63%, 2/15/24	200	197
5.88%, 3/15/25	520	511

		1,319

Aerospace & Defense - 0.5%
Arconic, Inc.,
5.87%, 2/23/22	75	76
5.13%, 10/1/24	295	283
5.90%, 2/1/27	424	404
5.95%, 2/1/37	175	162
BBA US Holdings, Inc.,
5.38%, 5/1/26(1)	360	341
Pioneer Holdings LLC/Pioneer Finance Corp.,
9.00%, 11/1/22(1)	50	50
TransDigm, Inc.,
5.50%, 10/15/20	25	25
6.00%, 7/15/22	125	123
6.50%, 7/15/24	75	73
6.50%, 5/15/25	25	24
6.38%, 6/15/26	940	874
Triumph Group, Inc.,
7.75%, 8/15/25	75	66

		2,501

Airlines - 0.3%
Allegiant Travel Co.,
5.50%, 7/15/19	100	100
American Airlines Group, Inc.,
5.50%, 10/1/19(1)	650	652
United Continental Holdings, Inc.,
6.00%, 12/1/20	525	538
4.25%, 10/1/22	25	24

		1,314

Auto Parts Manufacturing - 0.3%
American Axle & Manufacturing, Inc.,
6.63%, 10/15/22	123	122
Cooper-Standard Automotive, Inc.,
5.63%, 11/15/26(1)	75	66
Dana, Inc.,
6.00%, 9/15/23	125	124
Goodyear Tire & Rubber (The) Co.,
5.13%, 11/15/23	260	255
5.00%, 5/31/26	225	203
Tenneco, Inc.,
5.38%, 12/15/24	150	129
ZF North America Capital, Inc.,
4.00%, 4/29/20(1)	450	448

		1,347

Automobiles Manufacturing - 0.1%
General Motors Financial Co., Inc., (Variable, ICE LIBOR USD 3M + 3.44%),
6.50%, 9/30/28(2) (3)	75	63
Tesla, Inc.,
5.30%, 8/15/25(1)	475	413

		476

Banks - 0.3%
CIT Group, Inc.,
4.13%, 3/9/21	485	477
5.00%, 8/15/22	960	947
4.75%, 2/16/24	270	260

		1,684

Cable & Satellite - 2.2%
Block Communications, Inc.,
6.88%, 2/15/25(1)	25	25
Cablevision Systems Corp.,
5.88%, 9/15/22	25	25
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 9/30/22	790	783
5.13%, 2/15/23	300	292
4.00%, 3/1/23(1)	25	23

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 60.3% continued
Cable & Satellite - 2.2% continued
5.13%, 5/1/23(1)	$1,290	$1,255
5.75%, 9/1/23	425	423
5.88%, 4/1/24(1)	75	75
5.38%, 5/1/25(1)	50	48
5.75%, 2/15/26(1)	1,350	1,323
5.50%, 5/1/26(1)	450	433
5.88%, 5/1/27(1)	25	24
5.00%, 2/1/28(1)	770	708
CSC Holdings LLC,
8.63%, 2/15/19	525	526
5.13%, 12/15/21(1)	763	748
5.38%, 7/15/23(1)	280	273
7.75%, 7/15/25(1)	480	487
6.63%, 10/15/25(1)	245	248
10.88%, 10/15/25(1)	698	784
5.50%, 5/15/26(1)	530	500
5.50%, 4/15/27(1)	395	367
7.50%, 4/1/28(1)	230	229
DISH DBS Corp.,
6.75%, 6/1/21	230	228
5.88%, 11/15/24	915	737
7.75%, 7/1/26	200	165
Midcontinent Communications/Midcontinent Finance Corp.,
6.88%, 8/15/23(1)	75	77
Radiate Holdco LLC/Radiate Finance, Inc.,
6.63%, 2/15/25(1)	125	108

		10,914

Casinos & Gaming - 2.4%
Boyd Gaming Corp.,
6.88%, 5/15/23	990	1,000
6.38%, 4/1/26	990	958
6.00%, 8/15/26	300	280
Churchill Downs, Inc.,
4.75%, 1/15/28(1)	50	45
CRC Escrow Issuer LLC/CRC Finco, Inc.,
5.25%, 10/15/25(1)	700	602
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.50%, 2/15/23(1)	75	74
Eldorado Resorts, Inc.,
7.00%, 8/1/23	55	57
6.00%, 4/1/25	125	121
6.00%, 9/15/26(1)	885	836
Enterprise Development Authority (The),
12.00%, 7/15/24(1)	75	68
Inn of the Mountain Gods Resort & Casino,
9.25%, 11/30/20(4)	18	17
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
6.75%, 11/15/21(1)	374	378
10.25%, 11/15/22(1)	1,055	1,118
Jacobs Entertainment, Inc.,
7.88%, 2/1/24(1)	150	155
MGM Resorts International,
8.63%, 2/1/19	655	656
5.25%, 3/31/20	370	371
6.75%, 10/1/20	625	642
6.63%, 12/15/21	365	374
7.75%, 3/15/22	100	106
6.00%, 3/15/23	375	377
5.75%, 6/15/25	1,070	1,033
4.63%, 9/1/26	520	467
Mohegan Gaming & Entertainment,
7.88%, 10/15/24(1)	175	163
Scientific Games International, Inc.,
6.63%, 5/15/21	25	24
10.00%, 12/1/22	1,010	1,025
Station Casinos LLC,
5.00%, 10/1/25(1)	50	45
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25(1)	765	713
5.25%, 5/15/27(1)	150	132

		11,837

Chemicals - 1.1%
Blue Cube Spinco LLC,
10.00%, 10/15/25	500	565
CF Industries, Inc.,
7.13%, 5/1/20	124	128
5.38%, 3/15/44	355	288
Cornerstone Chemical Co.,
6.75%, 8/15/24(1)	2,210	1,939

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 60.3% continued
Chemicals - 1.1% continued
CVR Partners L.P./CVR Nitrogen Finance Corp.,
9.25%, 6/15/23(1)	$50	$52
Hexion, Inc.,
10.38%, 2/1/22(1)	75	60
13.75%, 2/1/22(1)	175	84
Huntsman International LLC,
4.88%, 11/15/20	500	501
5.13%, 11/15/22	345	348
Koppers, Inc.,
6.00%, 2/15/25(1)	25	22
Olin Corp.,
5.13%, 9/15/27	50	46
5.00%, 2/1/30	50	44
Platform Specialty Products Corp.,
5.88%, 12/1/25(1)	100	94
PQ Corp.,
6.75%, 11/15/22(1)	215	221
TPC Group, Inc.,
8.75%, 12/15/20(1)	175	166
Tronox, Inc.,
6.50%, 4/15/26(1)	75	62
Valvoline, Inc.,
5.50%, 7/15/24	75	73
Versum Materials, Inc.,
5.50%, 9/30/24(1)	50	50
WR Grace & Co-Conn,
5.13%, 10/1/21(1)	460	455

		5,198

Coal Operations - 0.5%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
7.50%, 5/1/25(1)	75	75
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
12.00%, 11/1/21	75	43
6.38%, 3/15/24	250	47
CONSOL Energy, Inc.,
11.00%, 11/15/25(1)	75	82
Foresight Energy LLC/Foresight Energy Finance Corp.,
11.50%, 4/1/23(1)	2,100	1,785
Murray Energy Corp.,
11.25%, 4/15/21(1)	25	16
12.00%, 4/15/24(1) (4)	429	232
Peabody Energy Corp.,
6.00%, 3/31/22(1)	125	121

		2,401

Commercial Finance - 0.3%
ASP AMC Merger Sub, Inc.,
8.00%, 5/15/25(1)	225	119
DAE Funding LLC,
4.00%, 8/1/20(1)	225	219
5.25%, 11/15/21(1)	150	148
4.50%, 8/1/22(1)	125	120
5.00%, 8/1/24(1)	175	169
Fortress Transportation & Infrastructure Investors LLC,
6.50%, 10/1/25(1)	75	70
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
7.38%, 4/1/20(1)	200	200
7.25%, 8/15/24(1)	200	185

		1,230

Communications Equipment - 0.5%
Anixter, Inc.,
6.00%, 12/1/25(1)	50	50
CommScope Technologies LLC,
6.00%, 6/15/25(1)	919	836
5.00%, 3/15/27(1)	320	259
CommScope, Inc.,
5.00%, 6/15/21(1)	50	49
Nokia of America Corp.,
6.45%, 3/15/29	75	73
ViaSat, Inc.,
5.63%, 9/15/25(1)	1,130	1,040

		2,307

Construction Materials Manufacturing - 0.1%
Northwest Hardwoods, Inc.,
7.50%, 8/1/21(1)	25	18
NWH Escrow Corp.,
7.50%, 8/1/21(1)	25	18
Standard Industries, Inc.,
5.38%, 11/15/24(1)	250	235
4.75%, 1/15/28(1)	25	21

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 60.3% continued
Construction Materials Manufacturing - 0.1% continued
Summit Materials LLC/Summit Materials Finance Corp.,
6.13%, 7/15/23	$75	$74
US Concrete, Inc.,
6.38%, 6/1/24	195	179
USG Corp.,
5.50%, 3/1/25(1)	180	181

		726

Consumer Finance - 3.5%
Ally Financial, Inc.,
3.50%, 1/27/19	1,000	999
3.75%, 11/18/19	1,125	1,121
8.00%, 3/15/20	1,470	1,521
4.13%, 3/30/20	75	74
7.50%, 9/15/20	720	747
4.25%, 4/15/21	780	766
4.13%, 2/13/22	225	219
8.00%, 11/1/31	700	777
CNG Holdings, Inc.,
9.38%, 5/15/20(1) (5)	50	47
First Data Corp.,
5.00%, 1/15/24(1)	1,320	1,271
5.75%, 1/15/24(1)	400	390
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
5.88%, 8/1/21(1)	25	25
5.25%, 3/15/22(1)	150	146
MGIC Investment Corp.,
5.75%, 8/15/23	125	124
Nationstar Mortgage Holdings, Inc.,
8.13%, 7/15/23(1)	100	98
9.13%, 7/15/26(1)	75	73
Nationstar Mortgage LLC/Nationstar Capital Corp.,
6.50%, 6/1/22	51	50
Navient Corp.,
4.88%, 6/17/19	679	676
8.00%, 3/25/20	1,455	1,478
5.88%, 3/25/21	350	335
6.63%, 7/26/21	250	241
6.50%, 6/15/22	125	117
7.25%, 9/25/23	50	46
6.13%, 3/25/24	730	626
5.88%, 10/25/24	303	253
6.75%, 6/25/25	100	85
6.75%, 6/15/26	385	320
Springleaf Finance Corp.,
5.25%, 12/15/19	500	501
8.25%, 12/15/20	375	388
7.75%, 10/1/21	545	547
6.13%, 5/15/22	540	524
8.25%, 10/1/23	440	452
6.88%, 3/15/25	775	694
7.13%, 3/15/26	675	602
Starwood Property Trust, Inc.,
3.63%, 2/1/21	660	635
4.75%, 3/15/25	50	45

		17,013

Consumer Products - 0.5%
Central Garden & Pet Co.,
6.13%, 11/15/23	25	25
5.13%, 2/1/28	25	22
Edgewell Personal Care Co.,
4.70%, 5/19/21	160	158
4.70%, 5/24/22	340	327
Energizer Gamma Acquisition, Inc.,
6.38%, 7/15/26(1)	100	92
Energizer Holdings, Inc.,
5.50%, 6/15/25(1)	300	271
First Quality Finance Co., Inc.,
5.00%, 7/1/25(1)	25	22
High Ridge Brands Co.,
8.88%, 3/15/25(1)	1,125	495
Prestige Brands, Inc.,
6.38%, 3/1/24(1)	175	169
Revlon Consumer Products Corp.,
6.25%, 8/1/24	50	27
Spectrum Brands Holdings, Inc.,
7.75%, 1/15/22	155	157
Spectrum Brands, Inc.,
5.75%, 7/15/25	455	432

		2,197

Consumer Services - 0.9%
ADT Security (The) Corp.,
5.25%, 3/15/20	125	125
6.25%, 10/15/21	50	51

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 60.3% continued
Consumer Services - 0.9% continued
4.88%, 7/15/32(1)	$560	$414
Aramark Services, Inc.,
5.13%, 1/15/24	1,095	1,084
5.00%, 2/1/28(1)	470	438
Matthews International Corp.,
5.25%, 12/1/25(1)	100	93
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 5/15/23(1)	1,001	1,032
R.R. Donnelley & Sons Co.,
7.88%, 3/15/21	105	105
Service Corp. International,
5.38%, 1/15/22	285	286
5.38%, 5/15/24	725	718
Sotheby’s,
4.88%, 12/15/25(1)	75	68
Weight Watchers International, Inc.,
8.63%, 12/1/25(1)	50	51

		4,465

Containers & Packaging - 1.8%
Ball Corp.,
4.38%, 12/15/20	435	437
5.00%, 3/15/22	390	392
Berry Global, Inc.,
6.00%, 10/15/22	275	278
5.13%, 7/15/23	605	598
4.50%, 2/15/26(1)	25	23
BWAY Holding Co.,
5.50%, 4/15/24(1)	520	489
7.25%, 4/15/25(1)	470	422
Crown Americas LLC/Crown Americas Capital Corp IV,
4.50%, 1/15/23	390	381
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 2/1/26(1)	270	254
Flex Acquisition Co., Inc.,
6.88%, 1/15/25(1)	50	44
7.88%, 7/15/26(1)	50	45
Multi-Color Corp.,
6.13%, 12/1/22(1)	125	124
Owens-Brockway Glass Container, Inc.,
5.00%, 1/15/22(1)	610	604
5.38%, 1/15/25(1)	250	237
6.38%, 8/15/25(1)	25	25
Plastipak Holdings, Inc.,
6.25%, 10/15/25(1)	1,820	1,611
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg),
5.75%, 10/15/20	901	899
5.13%, 7/15/23(1)	860	819
7.00%, 7/15/24(1)	100	95
W/S Packaging Holdings, Inc.,
9.00%, 4/15/23(1)	1,060	1,055

		8,832

Department Stores - 0.0%
JC Penney Corp., Inc.,
8.63%, 3/15/25(1)	100	53
6.38%, 10/15/36	100	31
Neiman Marcus Group Ltd. LLC,
8.00%, 10/15/21(1)	75	31
8.75%, 10/15/21(1) (4)	50	21

		136

Distributors - Consumer Discretionary - 0.1%
American Tire Distributors, Inc.,
10.25%, 3/1/22(1) (6)	2,440	366

Diversified Banks - 0.5%
Bank of America Corp.,
(Variable, ICE LIBOR USD 3M + 3.71%),
6.25%, 9/5/24(2) (3)	975	963
(Variable, ICE LIBOR USD 3M + 2.93%),
5.88%, 3/15/28(2) (3)	100	91
Citigroup, Inc.,
(Variable, ICE LIBOR USD 3M + 4.07%),
5.95%, 1/30/23(2) (3)	50	46
(Variable, ICE LIBOR USD 3M + 4.52%),
6.25%, 8/15/26(2) (3)	100	96
JPMorgan Chase & Co.,
(Variable, ICE LIBOR USD 3M + 3.30%),
6.00%, 8/1/23(2) (3)	1,050	1,026
(Variable, ICE LIBOR USD 3M + 3.78%),
6.75%, 2/1/24(2) (3)	25	26
(Variable, ICE LIBOR USD 3M + 3.33%),
6.10%, 10/1/24(2) (3)	100	99

		2,347

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 60.3% continued
Educational Services - 0.0%
Graham Holdings Co.,
5.75%, 6/1/26(1)	$25	$25

Electrical Equipment Manufacturing - 0.1%
BWX Technologies, Inc.,
5.38%, 7/15/26(1)	25	24
Itron, Inc.,
5.00%, 1/15/26(1)	25	23
Resideo Funding, Inc.,
6.13%, 11/1/26(1)	50	49
Vertiv Group Corp.,
9.25%, 10/15/24(1)	75	69
Vertiv Intermediate Holding Corp.,
12.00%, 2/15/22(1) (4)	325	299

		464

Entertainment Content - 0.4%
AMC Networks, Inc.,
5.00%, 4/1/24	370	351
4.75%, 8/1/25	245	222
Liberty Interactive LLC,
8.50%, 7/15/29	265	266
Univision Communications, Inc.,
6.75%, 9/15/22(1)	304	303
5.13%, 5/15/23(1)	300	269
WMG Acquisition Corp.,
5.00%, 8/1/23(1)	350	340

		1,751

Entertainment Resources - 1.2%
AMC Entertainment Holdings, Inc.,
5.75%, 6/15/25	1,045	920
5.88%, 11/15/26	125	107
6.13%, 5/15/27	570	487
Boyne USA, Inc.,
7.25%, 5/1/25(1) (5)	75	77
Carlson Travel, Inc.,
6.75%, 12/15/23(1)	910	877
Carmike Cinemas, Inc.,
6.00%, 6/15/23(1)	75	75
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
5.38%, 4/15/27	90	85
Cinemark USA, Inc.,
5.13%, 12/15/22	100	99
4.88%, 6/1/23	50	48
Constellation Merger Sub, Inc.,
8.50%, 9/15/25(1)	100	90
Live Nation Entertainment, Inc.,
4.88%, 11/1/24(1)	415	394
5.63%, 3/15/26(1)	75	73
LTF Merger Sub, Inc.,
8.50%, 6/15/23(1)	975	987
National CineMedia LLC,
5.75%, 8/15/26	25	23
Six Flags Entertainment Corp.,
4.88%, 7/31/24(1)	375	354
Sterling Entertainment Group LLC,
10.25%, 1/15/25(7)	1,110	1,093

		5,789

Exploration & Production - 3.7%
Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp.,
7.88%, 12/15/24	125	78
Antero Resources Corp.,
5.38%, 11/1/21	840	811
5.13%, 12/1/22	715	672
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
10.00%, 4/1/22(1)	519	531
7.00%, 11/1/26(1)	835	756
Bruin E&P Partners LLC,
8.88%, 8/1/23(1)	150	133
California Resources Corp.,
5.00%, 1/15/20	25	22
8.00%, 12/15/22(1)	250	169
Callon Petroleum Co.,
6.13%, 10/1/24	250	232
6.38%, 7/1/26	75	70
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	175	162
Centennial Resource Production LLC,
5.38%, 1/15/26(1)	50	47
Chaparral Energy, Inc.,
8.75%, 7/15/23(1)	50	36
Chesapeake Energy Corp.,
6.63%, 8/15/20	327	316
6.88%, 11/15/20	100	97

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 60.3% continued
Exploration & Production - 3.7% continued
6.13%, 2/15/21	$360	$338
8.00%, 1/15/25	1,025	905
7.50%, 10/1/26	100	86
8.00%, 6/15/27	540	454
CNX Resources Corp.,
5.88%, 4/15/22	50	48
Covey Park Energy LLC/Covey Park Finance Corp.,
7.50%, 5/15/25(1)	125	107
CrownRock L.P./CrownRock Finance, Inc.,
5.63%, 10/15/25(1)	175	157
Denbury Resources, Inc.,
9.00%, 5/15/21(1)	125	116
6.38%, 8/15/21	425	309
9.25%, 3/31/22(1)	21	19
7.50%, 2/15/24(1)	100	81
Diamondback Energy, Inc.,
4.75%, 11/1/24(1)	50	48
Energy Ventures Gom LLC/EnVen Finance Corp.,
11.00%, 2/15/23(1)	580	621
EP Energy LLC/Everest Acquisition Finance, Inc.,
9.38%, 5/1/20	162	126
7.75%, 9/1/22	150	60
6.38%, 6/15/23	1,526	481
9.38%, 5/1/24(1)	1,382	615
Extraction Oil & Gas, Inc.,
7.38%, 5/15/24(1)	25	21
5.63%, 2/1/26(1)	25	18
Gulfport Energy Corp.,
6.00%, 10/15/24	100	88
6.38%, 5/15/25	50	44
6.38%, 1/15/26	25	22
Halcon Resources Corp.,
6.75%, 2/15/25	50	37
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp.,
5.63%, 2/15/26(1)	150	145
HighPoint Operating Corp.,
7.00%, 10/15/22	50	46
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28(1)	150	132
Indigo Natural Resources LLC,
6.88%, 2/15/26(1)	50	43
Jagged Peak Energy LLC,
5.88%, 5/1/26(1)	75	70
Jonah Energy LLC/Jonah Energy Finance Corp.,
7.25%, 10/15/25(1)	25	16
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
6.75%, 4/1/22	50	9
9.25%, 3/15/23(1)	100	51
Laredo Petroleum, Inc.,
5.63%, 1/15/22	125	112
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
6.00%, 8/1/26(1)	150	145
Matador Resources Co.,
5.88%, 9/15/26	100	92
Moss Creek Resources Holdings, Inc.,
7.50%, 1/15/26(1)	200	173
Murphy Oil Corp.,
4.45%, 12/1/22	275	259
6.88%, 8/15/24	200	199
5.75%, 8/15/25	25	23
Northern Oil and Gas, Inc.,
9.50%, 5/15/23(4)	50	48
Oasis Petroleum, Inc.,
6.50%, 11/1/21	125	124
6.88%, 3/15/22	755	712
6.25%, 5/1/26(1)	490	412
Parsley Energy LLC/Parsley Finance Corp.,
6.25%, 6/1/24(1)	50	49
5.63%, 10/15/27(1)	425	386
PDC Energy, Inc.,
6.13%, 9/15/24	100	92
5.75%, 5/15/26	260	231
QEP Resources, Inc.,
5.63%, 3/1/26	50	42

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 60.3% continued
Exploration & Production - 3.7% continued
Range Resources Corp.,
5.00%, 8/15/22	$565	$506
5.00%, 3/15/23	515	453
Resolute Energy Corp.,
8.50%, 5/1/20	250	246
Sanchez Energy Corp.,
7.75%, 6/15/21	175	41
6.13%, 1/15/23	1,085	195
SM Energy Co.,
6.13%, 11/15/22	579	547
5.00%, 1/15/24	520	452
5.63%, 6/1/25	60	52
6.75%, 9/15/26	175	157
6.63%, 1/15/27	215	190
Southwestern Energy Co.,
6.20%, 1/23/25	109	97
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.,
8.75%, 4/15/23(1)	100	79
9.75%, 4/15/23(1)	125	100
W&T Offshore, Inc.,
9.75%, 11/1/23(1)	50	44
Whiting Petroleum Corp.,
5.75%, 3/15/21	985	936
6.25%, 4/1/23	430	391
6.63%, 1/15/26	360	309
WildHorse Resource Development Corp.,
6.88%, 2/1/25	175	165
WPX Energy, Inc.,
6.00%, 1/15/22	80	78
8.25%, 8/1/23	100	104
5.25%, 9/15/24	385	348
5.75%, 6/1/26	175	158

		18,192

Financial Services - 1.4%
Charles Schwab (The) Corp., (Variable, ICE LIBOR USD 3M + 2.58%),
5.00%, 12/1/27(2) (3)	75	63
Eagle Holding Co. II LLC,
7.63%, 5/15/22(1) (4)	980	936
Hunt Cos., Inc.,
6.25%, 2/15/26(1)	50	43
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.00%, 8/1/20	700	699
5.88%, 2/1/22	460	451
6.25%, 2/1/22	275	271
6.75%, 2/1/24	250	247
Lions Gate Capital Holdings LLC,
5.88%, 11/1/24(1)	240	237
LPL Holdings, Inc.,
5.75%, 9/15/25(1)	990	928
NFP Corp.,
6.88%, 7/15/25(1)	1,300	1,163
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.,
6.38%, 12/15/22(1)	25	25
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
6.75%, 6/1/25(1)	125	116
Trident Merger Sub, Inc.,
6.63%, 11/1/25(1)	1,505	1,347
Vantiv LLC/Vantiv Issuer Corp.,
4.38%, 11/15/25(1)	200	183
VFH Parent LLC/Orchestra Co-Issuer, Inc.,
6.75%, 6/15/22(1)	50	49
Werner FinCo L.P./Werner FinCo, Inc.,
8.75%, 7/15/25(1)	125	111

		6,869

Food & Beverage - 0.4%
B&G Foods, Inc.,
5.25%, 4/1/25	75	70
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.,
7.25%, 8/15/26(1)	125	123
Nathan’s Famous, Inc.,
6.63%, 11/1/25(1)	100	97
Pilgrim’s Pride Corp.,
5.75%, 3/15/25(1)	100	94
5.88%, 9/30/27(1)	75	68
Post Holdings, Inc.,
5.50%, 3/1/25(1)	580	557
5.00%, 8/15/26(1)	25	23

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 60.3% continued
Food & Beverage - 0.4% continued
5.75%, 3/1/27(1)	$485	$455
5.63%, 1/15/28(1)	270	248

		1,735

Forest & Paper Products Manufacturing - 0.0%
Mercer International, Inc.,
6.50%, 2/1/24	75	73
7.38%, 1/15/25(1)	75	75
Schweitzer-Mauduit International, Inc.,
6.88%, 10/1/26(1)	75	71

		219

Hardware - 0.8%
CDW LLC/CDW Finance Corp.,
5.00%, 9/1/23	238	234
5.50%, 12/1/24	75	74
5.00%, 9/1/25	320	306
Dell International LLC/EMC Corp.,
5.88%, 6/15/21(1)	1,100	1,099
7.13%, 6/15/24(1)	100	102
Diebold Nixdorf, Inc.,
8.50%, 4/15/24	75	45
EMC Corp.,
2.65%, 6/1/20	650	624
Everi Payments, Inc.,
7.50%, 12/15/25(1)	75	71
NCR Corp.,
6.38%, 12/15/23	175	170
TTM Technologies, Inc.,
5.63%, 10/1/25(1)	50	46
Western Digital Corp.,
4.75%, 2/15/26	1,270	1,102

		3,873

Health Care Facilities & Services - 5.4%
Acadia Healthcare Co., Inc.,
6.50%, 3/1/24	20	19
Agiliti Health, Inc.,
7.63%, 8/15/20	1,475	1,464
Charles River Laboratories International, Inc.,
5.50%, 4/1/26(1) (5)	75	74
CHS/Community Health Systems, Inc.,
6.88%, 2/1/22	113	51
(Step to 9.88% on 6/22/19), 11.00%, 6/30/23(1) (8)	50	39
8.63%, 1/15/24(1)	25	25
8.13%, 6/30/24(1)	34	25
DaVita, Inc.,
5.75%, 8/15/22	420	418
5.13%, 7/15/24	365	342
Encompass Health Corp.,
5.75%, 11/1/24	100	99
Envision Healthcare Corp.,
8.75%, 10/15/26(1) (5)	2,970	2,569
HCA Healthcare, Inc.,
6.25%, 2/15/21	175	179
HCA, Inc.,
6.50%, 2/15/20	375	384
7.50%, 2/15/22	75	80
5.88%, 3/15/22	1,315	1,348
4.75%, 5/1/23	1,375	1,354
5.00%, 3/15/24	1,495	1,480
5.38%, 2/1/25	25	24
5.25%, 4/15/25	520	517
7.69%, 6/15/25	855	911
7.58%, 9/15/25	100	106
5.25%, 6/15/26	25	25
5.38%, 9/1/26	1,060	1,031
5.63%, 9/1/28	400	386
7.75%, 7/15/36	420	436
5.50%, 6/15/47	50	47
MEDNAX, Inc.,
6.25%, 1/15/27(1)	595	574
NVA Holdings, Inc.,
6.88%, 4/1/26(1)	1,660	1,486
RegionalCare Hospital Partners Holdings, Inc.,
8.25%, 5/1/23(1)	810	818
Select Medical Corp.,
6.38%, 6/1/21	125	125
Surgery Center Holdings, Inc.,
6.75%, 7/1/25(1)	2,220	1,887
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.,
7.50%, 10/1/24(1)	120	125
Team Health Holdings,
Inc., 6.38%, 2/1/25(1)	1,450	1,184
Tenet Healthcare Corp.,
5.50%, 3/1/19	25	25

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 60.3% continued
Health Care Facilities & Services - 5.4% continued
6.00%, 10/1/20	$900	$911
4.50%, 4/1/21	175	170
7.50%, 1/1/22(1)	395	401
8.13%, 4/1/22	340	341
6.75%, 6/15/23	420	394
4.63%, 7/15/24	497	462
7.00%, 8/1/25	280	259
6.88%, 11/15/31	100	84
Vizient, Inc.,
10.38%, 3/1/24(1)	2,200	2,332
West Street Merger Sub, Inc.,
6.38%, 9/1/25(1)	1,335	1,181

		26,192

Home Improvement - 0.5%
Apex Tool Group LLC/BC Mountain Finance, Inc.,
9.00%, 2/15/23(1)	1,690	1,428
BMC East LLC,
5.50%, 10/1/24(1)	650	606
Griffon Corp.,
5.25%, 3/1/22	150	136
JELD-WEN, Inc.,
4.63%, 12/15/25(1)	25	22
4.88%, 12/15/27(1)	50	42
PGT Escrow Issuer, Inc.,
6.75%, 8/1/26(1)	100	98
Scotts Miracle-Gro (The) Co.,
5.25%, 12/15/26	50	46
ServiceMaster (The) Co. LLC,
5.13%, 11/15/24(1)	310	293

		2,671

Homebuilders - 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
6.75%, 8/1/25(1)	50	43
Beazer Homes USA, Inc.,
8.75%, 3/15/22	100	100
6.75%, 3/15/25	75	64
Century Communities, Inc.,
6.88%, 5/15/22	125	121
5.88%, 7/15/25	100	88
Lennar Corp.,
8.38%, 1/15/21	200	212
4.13%, 1/15/22	175	168
5.38%, 10/1/22	505	504
4.75%, 11/15/22	535	519
4.88%, 12/15/23	515	494
5.25%, 6/1/26	290	273
Meritage Homes Corp.,
7.00%, 4/1/22	400	410
6.00%, 6/1/25	650	613
PulteGroup, Inc.,
4.25%, 3/1/21	570	566
Shea Homes L.P./Shea Homes Funding Corp.,
5.88%, 4/1/23(1)	75	68
6.13%, 4/1/25(1)	95	84
Taylor Morrison Communities, Inc.,
6.63%, 5/15/22	100	100
Toll Brothers Finance Corp.,
5.88%, 2/15/22	50	50
4.38%, 4/15/23	390	366
5.63%, 1/15/24	155	152
4.88%, 3/15/27	320	290
4.35%, 2/15/28	320	274
TRI Pointe Group, Inc.,
5.25%, 6/1/27	125	97
Weekley Homes LLC/Weekley Finance Corp.,
6.00%, 2/1/23	175	164
6.63%, 8/15/25	75	69
William Lyon Homes, Inc.,
6.00%, 9/1/23	50	45
5.88%, 1/31/25	125	106
Williams Scotsman International, Inc.,
7.88%, 12/15/22(1)	50	49
6.88%, 8/15/23(1)	100	96

		6,185

Industrial Other - 0.6%
Ahern Rentals, Inc.,
7.38%, 5/15/23(1)	125	100
Aptim Corp.,
7.75%, 6/15/25(1)	150	114
Brand Industrial Services, Inc.,
8.50%, 7/15/25(1)	125	106

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 60.3% continued
Industrial Other - 0.6% continued
Engility Corp.,
8.88%, 9/1/24	$25	$27
frontdoor, Inc.,
6.75%, 8/15/26(1)	25	24
Great Lakes Dredge & Dock Corp.,
8.00%, 5/15/22	50	51
H&E Equipment Services, Inc.,
5.63%, 9/1/25	125	115
HD Supply, Inc.,
5.38%, 10/15/26(1)	385	373
Herc Rentals, Inc.,
7.50%, 6/1/22(1)	52	54
7.75%, 6/1/24(1)	92	96
Michael Baker International LLC,
8.75%, 3/1/23(1)	50	49
New Enterprise Stone & Lime Co., Inc.,
10.13%, 4/1/22(1)	200	195
6.25%, 3/15/26(1)	25	23
TopBuild Corp.,
5.63%, 5/1/26(1)	75	69
United Rentals North America, Inc.,
4.63%, 7/15/23	95	93
5.75%, 11/15/24	890	857
5.88%, 9/15/26	140	132
6.50%, 12/15/26	175	172
4.88%, 1/15/28	50	44

		2,694

Internet Media - 0.6%
Match Group, Inc.,
6.38%, 6/1/24	194	197
Netflix, Inc.,
5.38%, 2/1/21	210	213
5.50%, 2/15/22	1,130	1,140
5.88%, 2/15/25	50	50
4.38%, 11/15/26	210	191
4.88%, 4/15/28	215	196
5.88%, 11/15/28(1)	150	146
6.38%, 5/15/29(1)	565	557

		2,690

Iron & Steel - 0.5%
Specialty Steel Supply, Inc.,
11.62%, 11/15/22(3) (7)	2,670	2,670

Life Insurance - 0.0%
Fidelity & Guaranty Life Holdings, Inc.,
5.50%, 5/1/25(1)	75	72
Genworth Holdings, Inc.,
7.70%, 6/15/20	150	151
7.63%, 9/24/21	25	25

		248

Machinery Manufacturing - 0.6%
Cloud Crane LLC,
10.13%, 8/1/24(1)	150	154
CNH Industrial Capital LLC,
3.38%, 7/15/19	85	84
4.88%, 4/1/21	220	224
4.38%, 4/5/22	190	191
JPW Industries Holding Corp.,
9.00%, 10/1/24(1)	1,370	1,322
Mueller Water Products, Inc.,
5.50%, 6/15/26(1)	25	24
RBS Global, Inc./Rexnord LLC,
4.88%, 12/15/25(1)	365	331
SPX FLOW, Inc.,
5.63%, 8/15/24(1)	50	47
5.88%, 8/15/26(1)	50	47
Stevens Holding Co., Inc.,
6.13%, 10/1/26(1)	75	74
Tennant Co.,
5.63%, 5/1/25	50	47
Titan International, Inc.,
6.50%, 11/30/23	125	112
Welbilt, Inc.,
9.50%, 2/15/24	165	177

		2,834

Managed Care - 2.0%
Centene Corp.,
5.63%, 2/15/21	25	25
4.75%, 5/15/22	700	691
6.13%, 2/15/24	1,085	1,111
4.75%, 1/15/25	150	143
5.38%, 6/1/26(1)	375	365
MPH Acquisition Holdings LLC,
7.13%, 6/1/24(1)	510	476
One Call Corp.,
7.50%, 7/1/24(1) (5)	1,304	1,213
10.00%, 10/1/24(1)	1,636	1,292

NORTHERN FUNDS QUARTERLY REPORT    11    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 60.3% continued
Managed Care - 2.0% continued
Polaris Intermediate Corp.,
8.50%, 12/1/22(1) (4)	$3,520	$3,211
WellCare Health Plans, Inc.,
5.25%, 4/1/25	210	202
5.38%, 8/15/26(1)	765	738

		9,467

Manufactured Goods - 1.0%
EnPro Industries, Inc.,
5.75%, 10/15/26(1)	75	73
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/23(1)	100	97
Material Sciences Corp.,
10.59%, 1/9/24(7)	1,511	1,511
Novelis Corp.,
6.25%, 8/15/24(1)	345	324
5.88%, 9/30/26(1)	860	761
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.,
8.63%, 6/1/21(1)	2,070	1,858
Park-Ohio Industries, Inc.,
6.63%, 4/15/27	100	95

		4,719

Medical Equipment & Devices Manufacturing - 0.7%
Avantor, Inc.,
9.00%, 10/1/25(1)	2,970	2,970
Hologic, Inc.,
4.38%, 10/15/25(1)	420	391
4.63%, 2/1/28(1)	85	76
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A.,
6.63%, 5/15/22(1)	100	90

		3,527

Metals & Mining - 1.3%
AK Steel Corp.,
7.63%, 10/1/21	100	90
Aleris International, Inc.,
10.75%, 7/15/23(1)	25	26
Big River Steel LLC/BRS Finance Corp.,
7.25%, 9/1/25(1)	1,466	1,455
Century Aluminum Co.,
7.50%, 6/1/21(1)	720	709
Cleveland-Cliffs, Inc.,
5.75%, 3/1/25	200	180
Coeur Mining, Inc.,
5.88%, 6/1/24	75	66
Commercial Metals Co.,
5.75%, 4/15/26(1)	50	46
5.38%, 7/15/27	25	22
Freeport-McMoRan, Inc.,
3.10%, 3/15/20	260	254
4.00%, 11/14/21	450	438
3.88%, 3/15/23	645	597
4.55%, 11/14/24	25	23
5.40%, 11/14/34	975	768
5.45%, 3/15/43	845	643
Hecla Mining Co.,
6.88%, 5/1/21	75	74
Real Alloy Holding, Inc.,
10.00%, 1/15/19(6) (9)	1,283	—
Steel Dynamics, Inc.,
5.13%, 10/1/21	75	75
5.25%, 4/15/23	55	54
5.50%, 10/1/24	335	332
TMS International Corp.,
7.25%, 8/15/25(1)	75	70
United States Steel Corp.,
6.88%, 8/15/25	100	91
6.25%, 3/15/26	75	66
Warrior Met Coal, Inc.,
8.00%, 11/1/24(1)	200	198

		6,277

Oil & Gas Services & Equipment - 0.2%
Apergy Corp.,
6.38%, 5/1/26	25	24
Basic Energy Services, Inc.,
10.75%, 10/15/23(1)	25	21
Bristow Group, Inc.,
8.75%, 3/1/23(1)	25	18
Calfrac Holdings L.P.,
8.50%, 6/15/26(1)	100	71
Diamond Offshore Drilling, Inc.,
7.88%, 8/15/25	50	42

MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 60.3% continued
Oil & Gas Services & Equipment - 0.2% continued
Exterran Energy Solutions L.P./EES Finance Corp.,
8.13%, 5/1/25	$50	$48
FTS International, Inc.,
6.25%, 5/1/22	175	155
Global Marine, Inc.,
7.00%, 6/1/28	25	20
McDermott Technology Americas, Inc./McDermott Technology U.S., Inc.,
10.63%, 5/1/24(1)	25	21
Nabors Industries, Inc.,
5.00%, 9/15/20	50	48
4.63%, 9/15/21	25	22
Nine Energy Service, Inc.,
8.75%, 11/1/23(1)	75	71
Parker Drilling Co.,
7.50%, 8/1/20(10)	25	14
6.75%, 7/15/22(10)	25	13
Rowan Cos., Inc.,
7.38%, 6/15/25	100	80
SESI LLC,
7.13%, 12/15/21	75	64
7.75%, 9/15/24	75	60
USA Compression Partners L.P./USA Compression Finance Corp.,
6.88%, 4/1/26(1)	75	72
Weatherford International LLC,
9.88%, 3/1/25(1)	25	15
6.80%, 6/15/37	50	26

		905

Pharmaceuticals - 0.3%
Elanco Animal Health, Inc.,
4.27%, 8/28/23(1)	50	50
Endo Finance LLC,
5.75%, 1/15/22(1)	50	42
Endo Finance LLC/Endo Finco, Inc.,
7.25%, 1/15/22(1)	225	194
5.38%, 1/15/23(1)	245	186
Valeant Pharmaceuticals International,
8.50%, 1/31/27(1)	875	849

		1,321

Pipeline - 2.9%
American Midstream Partners L.P./American Midstream Finance Corp.,
9.50%, 12/15/21(1)	75	71
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 9/15/24	640	597
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
6.13%, 11/15/22(1)	100	97
6.63%, 7/15/26(1)	25	23
Cheniere Corpus Christi Holdings LLC,
7.00%, 6/30/24	405	427
5.88%, 3/31/25	330	328
5.13%, 6/30/27	25	24
Cheniere Energy Partners L.P.,
5.25%, 10/1/25	1,150	1,072
5.63%, 10/1/26(1)	315	295
CNX Midstream Partners L.P./CNX Midstream Finance Corp.,
6.50%, 3/15/26(1)	50	48
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
6.25%, 4/1/23	545	525
5.75%, 4/1/25	105	97
DCP Midstream Operating L.P.,
2.70%, 4/1/19	265	263
5.35%, 3/15/20(1)	1,000	1,004
4.95%, 4/1/22	25	25
5.38%, 7/15/25	115	112
(Variable, ICE LIBOR USD 3M + 3.85%),
5.85%, 5/21/43(1) (2)	210	168
5.60%, 4/1/44	215	186
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
6.75%, 5/15/25	75	73
Energy Transfer L.P.,
7.50%, 10/15/20	1,218	1,267
4.25%, 3/15/23	375	361
5.88%, 1/15/24	105	107
Energy Transfer Operating L.P.,
(Variable, ICE LIBOR USD 3M + 4.03%),
6.25%, 2/15/23(2) (3)	75	63

NORTHERN FUNDS QUARTERLY REPORT    13    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 60.3% continued
Pipeline - 2.9% continued
(Variable, ICE LIBOR USD 3M + 4.16%),
6.63%, 2/15/28(2) (3)	$50	$41
EnLink Midstream Partners L.P.,
4.40%, 4/1/24	100	94
4.15%, 6/1/25	25	23
4.85%, 7/15/26	150	135
5.60%, 4/1/44	25	21
5.05%, 4/1/45	50	39
5.45%, 6/1/47	125	101
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/1/25	25	22
Holly Energy Partners L.P./Holly Energy Finance Corp.,
6.00%, 8/1/24(1)	100	98
NGPL PipeCo LLC,
4.38%, 8/15/22(1)	100	97
NuStar Logistics L.P.,
4.80%, 9/1/20	435	426
6.75%, 2/1/21	55	55
4.75%, 2/1/22	140	132
5.63%, 4/28/27	230	214
PBF Logistics L.P./PBF Logistics Finance Corp.,
6.88%, 5/15/23	175	172
Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%),
6.13%, 11/15/22(2) (3)	50	42
Rockies Express Pipeline LLC,
6.00%, 1/15/19(1)	295	295
5.63%, 4/15/20(1)	415	415
6.88%, 4/15/40(1)	25	26
SemGroup Corp.,
7.25%, 3/15/26	50	47
SemGroup Corp./Rose Rock Finance Corp.,
5.63%, 7/15/22	450	424
5.63%, 11/15/23	410	373
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5.50%, 8/15/22	207	197
5.75%, 4/15/25	800	736
Summit Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 7.43%),
9.50%, 12/15/22(2) (3)	125	118
Tallgrass Energy Partners L.P.,
4.75%, 10/1/23(1)	50	48
5.50%, 9/15/24(1)	75	74
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
4.13%, 11/15/19	445	441
4.25%, 11/15/23	645	597
6.75%, 3/15/24	595	604
5.13%, 2/1/25	315	295
5.88%, 4/15/26(1)	25	24
5.00%, 1/15/28	505	457
TransMontaigne Partners L.P./TLP Finance Corp.,
6.13%, 2/15/26	25	22

		14,138

Power Generation - 2.0%
Calpine Corp.,
6.00%, 1/15/22(1)	1,470	1,459
5.38%, 1/15/23	605	567
5.50%, 2/1/24	450	412
5.75%, 1/15/25	240	220
Clearway Energy Operating LLC,
5.75%, 10/15/25(1)	75	72
5.00%, 9/15/26	100	90
GenOn Energy, Inc./NRG Americas, Inc.,
(Floating, ICE LIBOR USD 3M + 6.50%),
9.39%, 12/1/23(11)	6	5
NRG Energy, Inc.,
6.25%, 5/1/24	25	25
7.25%, 5/15/26	1,370	1,421
6.63%, 1/15/27	1,405	1,416
Pattern Energy Group, Inc.,
5.88%, 2/1/24(1)	100	96
TerraForm Power Operating LLC,
5.00%, 1/31/28(1)	25	22
Vistra Energy Corp.,
7.38%, 11/1/22	985	1,017
5.88%, 6/1/23	475	475
7.63%, 11/1/24	1,184	1,249

MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 60.3% continued
Power Generation - 2.0% continued
Vistra Operations Co. LLC,
5.50%, 9/1/26(1)	$990	$953

		9,499

Property & Casualty Insurance - 1.5%
Acrisure LLC/Acrisure Finance, Inc.,
7.00%, 11/15/25(1)	125	107
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
8.25%, 8/1/23(1)	2,310	2,275
AssuredPartners, Inc.,
7.00%, 8/15/25(1)	2,765	2,495
HUB International Ltd.,
7.00%, 5/1/26(1)	2,020	1,823
Radian Group, Inc.,
7.00%, 3/15/21	25	26
4.50%, 10/1/24	75	68
USIS Merger Sub, Inc.,
6.88%, 5/1/25(1)	360	330

		7,124

Publishing & Broadcasting - 1.6%
Clear Channel Worldwide Holdings, Inc.,
7.63%, 3/15/20	550	536
6.50%, 11/15/22	260	260
EW Scripps (The) Co.,
5.13%, 5/15/25(1)	100	92
Gray Escrow, Inc.,
7.00%, 5/15/27(1)	465	453
Gray Television, Inc.,
5.13%, 10/15/24(1)	50	46
5.88%, 7/15/26(1)	800	746
iHeartCommunications, Inc.,
14.00%, 2/1/21(6)	129	14
Nexstar Broadcasting, Inc.,
5.63%, 8/1/24(1)	225	210
Salem Media Group, Inc.,
6.75%, 6/1/24(1)	25	22
Sinclair Television Group, Inc.,
5.38%, 4/1/21	385	384
6.13%, 10/1/22	125	126
5.13%, 2/15/27(1)	415	366
Sirius XM Radio, Inc.,
3.88%, 8/1/22(1)	275	261
4.63%, 5/15/23(1)	310	297
6.00%, 7/15/24(1)	1,425	1,429
5.38%, 7/15/26(1)	470	439
5.00%, 8/1/27(1)	330	302
TEGNA, Inc.,
5.13%, 10/15/19	318	318
5.13%, 7/15/20	469	469
6.38%, 10/15/23	25	25
Townsquare Media, Inc.,
6.50%, 4/1/23(1)	935	860

		7,655

Real Estate - 3.0%
CyrusOne L.P./CyrusOne Finance Corp.,
5.00%, 3/15/24	25	25
5.38%, 3/15/27	25	24
Equinix, Inc.,
5.38%, 1/1/22	2,000	2,015
5.38%, 4/1/23	350	348
5.75%, 1/1/25	200	202
5.88%, 1/15/26	455	458
ESH Hospitality, Inc.,
5.25%, 5/1/25(1)	535	498
FelCor Lodging L.P.,
6.00%, 6/1/25	275	281
Five Point Operating Co. L.P./Five Point Capital Corp.,
7.88%, 11/15/25(1)	50	48
GLP Capital L.P./GLP Financing II, Inc.,
4.88%, 11/1/20	740	746
5.25%, 6/1/25	25	25
5.38%, 4/15/26	25	25
Greystar Real Estate Partners LLC,
5.75%, 12/1/25(1)	25	24
Howard Hughes (The) Corp.,
5.38%, 3/15/25(1)	50	47
Iron Mountain US Holdings, Inc.,
5.38%, 6/1/26(1)	185	168
Iron Mountain, Inc.,
6.00%, 8/15/23	735	744
5.75%, 8/15/24	670	636
5.25%, 3/15/28(1)	275	243

NORTHERN FUNDS QUARTERLY REPORT    15    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 60.3% continued
Real Estate - 3.0% continued
iStar, Inc.,
4.63%, 9/15/20	$50	$49
Kennedy-Wilson, Inc.,
5.88%, 4/1/24	25	23
MPT Operating Partnership L.P./MPT Finance Corp.,
6.38%, 3/1/24	715	733
5.50%, 5/1/24	640	637
5.25%, 8/1/26	495	467
Newmark Group, Inc.,
6.13%, 11/15/23(1)	75	74
Realogy Group LLC/Realogy Co-Issuer Corp.,
4.50%, 4/15/19(1)	460	458
5.25%, 12/1/21(1)	320	304
RHP Hotel Properties L.P./RHP Finance Corp.,
5.00%, 4/15/23	50	49
Sabra Health Care L.P./Sabra Capital Corp.,
5.50%, 2/1/21	925	927
SBA Communications Corp.,
4.00%, 10/1/22	100	95
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
7.13%, 12/15/24(1)	1,585	1,300
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
8.25%, 10/15/23	2,440	2,123
VICI Properties 1 LLC/VICI FC, Inc.,
8.00%, 10/15/23	575	618

		14,414

Refining & Marketing - 0.1%
Citgo Holding, Inc.,
10.75%, 2/15/20(1)	250	255
Sunoco L.P./Sunoco Finance Corp.,
4.88%, 1/15/23	100	97
5.88%, 3/15/28	125	117

		469

Restaurants - 0.3%
Golden Nugget, Inc.,
6.75%, 10/15/24(1)	200	189
8.75%, 10/1/25(1)	375	360
IRB Holding Corp.,
6.75%, 2/15/26(1)	100	88
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.00%, 6/1/24(1)	250	241
5.25%, 6/1/26(1)	820	793

		1,671

Retail - Consumer Discretionary - 1.4%
American Builders & Contractors Supply Co., Inc.,
5.75%, 12/15/23(1)	100	99
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.50%, 4/1/23	140	135
5.25%, 3/15/25(1)	240	208
Beacon Roofing Supply, Inc.,
6.38%, 10/1/23	75	74
4.88%, 11/1/25(1)	75	66
Builders FirstSource, Inc.,
5.63%, 9/1/24(1)	150	139
Carvana Co.,
8.88%, 10/1/23(1)	75	68
FirstCash, Inc.,
5.38%, 6/1/24(1)	50	48
Hertz (The) Corp.,
5.88%, 10/15/20	270	262
7.63%, 6/1/22(1)	200	189
5.50%, 10/15/24(1)	1,440	1,051
L Brands, Inc.,
6.75%, 7/1/36	150	122
Lithia Motors, Inc.,
5.25%, 8/1/25(1)	50	46
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.,
7.88%, 10/1/22(1)	1,020	928
Penske Automotive Group, Inc.,
3.75%, 8/15/20	585	570
5.75%, 10/1/22	395	394
QVC, Inc.,
4.85%, 4/1/24	140	135
5.45%, 8/15/34	220	192

MULTI-MANAGER FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 60.3% continued
Retail - Consumer Discretionary - 1.4% continued
Sonic Automotive, Inc.,
6.13%, 3/15/27	$100	$88
SRS Distribution, Inc.,
8.25%, 7/1/26(1)	2,200	2,019

		6,833

Retail - Consumer Staples - 0.0%
US Foods, Inc.,
5.88%, 6/15/24(1)	150	146

Semiconductors - 0.4%
Advanced Micro Devices, Inc.,
7.50%, 8/15/22	66	71
7.00%, 7/1/24	236	243
Amkor Technology, Inc.,
6.38%, 10/1/22	465	466
Entegris, Inc.,
4.63%, 2/10/26(1)	50	46
Micron Technology, Inc.,
5.50%, 2/1/25	1,035	1,013
Qorvo, Inc.,
5.50%, 7/15/26(1)	125	119

		1,958

Software & Services - 2.1%
ACI Worldwide, Inc.,
5.75%, 8/15/26(1)	50	49
Ascend Learning LLC,
6.88%, 8/1/25(1)	103	99
Banff Merger Sub, Inc.,
9.75%, 9/1/26(1)	75	69
CDK Global, Inc.,
3.80%, 10/15/19	155	154
5.00%, 10/15/24	145	142
5.88%, 6/15/26	340	341
4.88%, 6/1/27	81	75
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
5.75%, 3/1/25(1)	50	47
Donnelley Financial Solutions, Inc.,
8.25%, 10/15/24	125	124
Exela Intermediate LLC/Exela Finance, Inc.,
10.00%, 7/15/23(1)	125	119
Gartner, Inc.,
5.13%, 4/1/25(1)	50	49
Harland Clarke Holdings Corp.,
9.25%, 3/1/21(1)	375	337
8.38%, 8/15/22(1)	445	406
Infor Software Parent LLC/Infor Software Parent, Inc.,
7.13%, 5/1/21(1) (4)	686	667
Infor US, Inc.,
5.75%, 8/15/20(1)	75	75
6.50%, 5/15/22	400	387
IQVIA, Inc.,
4.88%, 5/15/23(1)	50	49
5.00%, 10/15/26(1)	660	630
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.,
6.00%, 7/15/25(1)	785	767
MSCI, Inc.,
5.25%, 11/15/24(1)	675	672
5.75%, 8/15/25(1)	380	383
4.75%, 8/1/26(1)	50	47
Nielsen Finance LLC/Nielsen Finance Co.,
4.50%, 10/1/20	1,055	1,042
5.00%, 4/15/22(1)	844	806
Nuance Communications, Inc.,
5.38%, 8/15/20(1)	252	252
6.00%, 7/1/24	765	761
Rackspace Hosting, Inc.,
8.63%, 11/15/24(1)	1,140	889
Refinitiv US Holdings, Inc.,
6.25%, 5/15/26(1)	125	121
8.25%, 11/15/26(1)	50	46
Riverbed Technology, Inc.,
8.88%, 3/1/23 (1)	220	162
RP Crown Parent LLC,
7.38%, 10/15/24(1)	150	151
Solera LLC/Solera Finance, Inc.,
10.50%, 3/1/24(1)	75	80
Veritas US, Inc./Veritas Bermuda Ltd.,
10.50%, 2/1/24(1)	200	131
Verscend Escrow Corp.,
9.75%, 8/15/26(1)	150	141

		10,270

NORTHERN FUNDS QUARTERLY REPORT    17    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 60.3% continued
Supermarkets & Pharmacies - 0.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson’s LLC,
5.75%, 3/15/25	$595	$520
Cumberland Farms, Inc.,
6.75%, 5/1/25(1)	150	151

		671

Tobacco - 0.0%
Vector Group Ltd.,
6.13%, 2/1/25(1)	75	64
10.50%, 11/1/26(1)	100	96

		160

Transportation & Logistics - 0.1%
BCD Acquisition, Inc.,
9.63%, 9/15/23(1)	50	51
JB Poindexter & Co., Inc.,
7.13%, 4/15/26(1)	75	70
Wabash National Corp.,
5.50%, 10/1/25(1)	75	64
XPO Logistics, Inc.,
6.50%, 6/15/22(1)	386	383
6.13%, 9/1/23(1)	100	97

		665

Travel & Lodging - 0.2%
Hilton Domestic Operating Co., Inc.,
5.13%, 5/1/26(1)	595	571
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
4.63%, 4/1/25	525	498
Marriott Ownership Resorts, Inc./ILG LLC,
6.50%, 9/15/26(1)	75	72

		1,141

Utilities - 0.5%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 5/20/25	75	69
5.75%, 5/20/27	100	89
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.50%, 5/1/21	50	41
Ferrellgas Partners L.P./Ferrellgas Partners Finance Corp.,
8.63%, 6/15/20	50	36
NextEra Energy Operating Partners L.P.,
4.25%, 9/15/24(1)	50	46
Talen Energy Supply LLC,
9.50%, 7/15/22(1)	1,370	1,377
10.50%, 1/15/26(1)	790	671

		2,329

Wireless Telecommunications Services - 1.8%
Hughes Satellite Systems Corp.,
6.50%, 6/15/19	353	356
6.63%, 8/1/26	175	160
Sprint Capital Corp.,
6.88%, 11/15/28	25	24
8.75%, 3/15/32	1,250	1,319
Sprint Communications, Inc.,
7.00%, 8/15/20	500	512
9.25%, 4/15/22	75	86
6.00%, 11/15/22	25	24
Sprint Corp.,
7.88%, 9/15/23	850	872
7.13%, 6/15/24	1,895	1,877
7.63%, 3/1/26	760	750
T-Mobile USA, Inc.,
4.00%, 4/15/22	50	49
6.00%, 3/1/23	1,985	1,994
6.00%, 4/15/24	300	300
6.50%, 1/15/26	215	219
4.50%, 2/1/26	330	303
4.75%, 2/1/28	25	23

		8,868

Wireline Telecommunications Services - 3.1%
CenturyLink, Inc.,
6.45%, 6/15/21	75	75
5.80%, 3/15/22	25	24
6.75%, 12/1/23	900	867
7.50%, 4/1/24	25	24
7.60%, 9/15/39	150	119
Cogent Communications Group, Inc.,
5.38%, 3/1/22(1)	50	50
Embarq Corp.,
8.00%, 6/1/36	1,080	977
Frontier Communications Corp.,
10.50%, 9/15/22	1,045	726
7.13%, 1/15/23	155	88

MULTI-MANAGER FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 60.3% continued
Wireline Telecommunications Services - 3.1% continued
7.63%, 4/15/24	$245	$126
11.00%, 9/15/25	2,490	1,550
9.00%, 8/15/31	1,272	681
GTT Communications, Inc.,
7.88%, 12/31/24(1)	3,130	2,707
Level 3 Financing, Inc.,
6.13%, 1/15/21	500	500
5.38%, 8/15/22	220	216
5.63%, 2/1/23	500	491
5.13%, 5/1/23	415	400
5.38%, 1/15/24	580	552
Level 3 Parent LLC,
5.75%, 12/1/22	205	201
Qualitytech L.P./QTS Finance Corp.,
4.75%, 11/15/25(1)	25	23
Qwest Corp.,
6.88%, 9/15/33	780	697
West Corp.,
8.50%, 10/15/25(1)	1,865	1,464
Windstream Services LLC/Windstream Finance Corp.,
7.75%, 10/1/21	31	19
6.38%, 8/1/23(1)	27	11
8.63%, 10/31/25(1)	43	38
Zayo Group LLC/Zayo Capital, Inc.,
6.00%, 4/1/23	605	573
6.38%, 5/15/25	1,150	1,070
5.75%, 1/15/27(1)	720	643

		14,912

Total Corporate Bonds (Cost $313,376)		292,850

FOREIGN ISSUER BONDS - 10.7%
Advertising & Marketing - 0.0%
MDC Partners, Inc.,
6.50%, 5/1/24(1)	155	141

Aerospace & Defense - 0.2%
Bombardier, Inc.,
8.75%, 12/1/21(1)	450	463
6.00%, 10/15/22(1)	150	141
6.13%, 1/15/23(1)	250	234
TransDigm UK Holdings PLC,
6.88%, 5/15/26(1)	200	191

		1,029

Airlines - 0.1%
Air Canada,
7.75%, 4/15/21(1)	300	317

Apparel & Textile Products - 0.0%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC,
7.50%, 5/1/25(1)	150	140

Auto Parts Manufacturing - 0.2%
Delphi Technologies PLC,
5.00%, 10/1/25(1)	100	84
IHO Verwaltungs GmbH,
4.50%, 9/15/23(1) (4)	430	393
Nexteer Automotive Group Ltd.,
5.88%, 11/15/21(1)	295	300

		777

Banks - 0.0%
Barclays Bank PLC,
7.63%, 11/21/22	200	207

Cable & Satellite - 1.7%
Altice Financing S.A.,
6.63%, 2/15/23(1)	200	192
Altice France S.A.,
6.25%, 5/15/24(1)	730	681
7.38%, 5/1/26(1)	1,360	1,248
8.13%, 2/1/27(1)	810	764
Altice Luxembourg S.A.,
7.75%, 5/15/22(1)	2,400	2,184
7.63%, 2/15/25(1)	490	366
Telenet Finance Luxembourg Notes S.a.r.l.,
5.50%, 3/1/28(1)	600	546
Unitymedia GmbH,
6.13%, 1/15/25(1)	200	201
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
5.00%, 1/15/25(1)	390	381
UPCB Finance IV Ltd.,
5.38%, 1/15/25(1)	280	262
Videotron Ltd.,
5.38%, 6/15/24(1)	100	99

NORTHERN FUNDS QUARTERLY REPORT    19    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.7% continued
Cable & Satellite - 1.7% continued
Virgin Media Finance PLC,
6.00%, 10/15/24(1)	$425	$408
Virgin Media Secured Finance PLC,
5.25%, 1/15/26(1)	200	183
5.50%, 8/15/26(1)	740	684

		8,199

Casinos & Gaming - 0.1%
Gateway Casinos & Entertainment Ltd.,
8.25%, 3/1/24(1)	75	76
International Game Technology PLC,
6.25%, 1/15/27(1)	200	192
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC,
7.00%, 7/15/26(1)	225	219
Wynn Macau Ltd.,
5.50%, 10/1/27(1)	200	174

		661

Chemicals - 0.6%
Consolidated Energy Finance S.A.,
6.50%, 5/15/26(1)	150	144
Hexion, Inc./Hexion Nova Scotia Finance ULC,
9.00%, 11/15/20	125	55
Kissner Holdings L.P./Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA,
8.38%, 12/1/22 (1)	100	99
NOVA Chemicals Corp.,
5.25%, 8/1/23(1)	445	420
4.88%, 6/1/24(1)	780	704
5.00%, 5/1/25(1)	430	387
5.25%, 6/1/27(1)	475	420
Nufarm Australia Ltd./Nufarm Americas, Inc.,
5.75%, 4/30/26(1)	25	23
SPCM S.A.,
4.88%, 9/15/25(1)	200	174
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc.,
5.38%, 9/1/25(1)	175	153
Tronox Finance PLC,
5.75%, 10/1/25(1)	75	61
Venator Finance S.a.r.l./Venator Materials Corp.,
5.75%, 7/15/25(1)	25	20

		2,660

Coal Operations - 0.0%
Conuma Coal Resources Ltd.,
10.00%, 5/1/23(1)	7	7

Commercial Finance - 0.8%
Aircastle Ltd.,
6.25%, 12/1/19	355	363
5.13%, 3/15/21	285	290
Avolon Holdings Funding Ltd.,
5.13%, 10/1/23(1)	320	306
Fly Leasing Ltd.,
6.38%, 10/15/21	200	199
Park Aerospace Holdings Ltd.,
3.63%, 3/15/21(1)	75	72
5.25%, 8/15/22(1)	1,850	1,790
5.50%, 2/15/24(1)	825	796

		3,816

Communications Equipment - 0.0%
Nokia OYJ,
3.38%, 6/12/22	25	24

Consumer Finance - 0.0%
4finance S.A.,
10.75%, 5/1/22(1)	200	196
goeasy Ltd.,
7.88%, 11/1/22(1)	25	25

		221

Consumer Services - 0.1%
Garda World Security Corp.,
7.25%, 11/15/21(1)	50	48
8.75%, 5/15/25(1)	200	182

		230

Containers & Packaging - 0.3%
ARD Finance S.A.,
7.13%, 9/15/23(4)	200	180
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
4.25%, 9/15/22(1)	685	652
6.00%, 2/15/25(1)	615	568

		1,400

MULTI-MANAGER FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.7% continued
Diversified Banks - 0.1%
Bank of Nova Scotia (The), (Variable, ICE LIBOR USD 3M + 2.65%),
4.65%, 10/12/22(2) (3)	$25	$22
Barclays PLC,
(Variable, USD Swap 5Y + 4.84%),
7.75%, 9/15/23(2) (3)	350	337
Royal Bank of Scotland Group PLC,
(Variable, USD Swap 5Y + 5.72%),
8.00%, 8/10/25(2) (3)	200	199

		558

Entertainment Content - 0.1%
Ziggo B.V.,
5.50%, 1/15/27(1)	295	264

Exploration & Production - 0.6%
Aker BP ASA,
5.88%, 3/31/25(1)	150	150
MEG Energy Corp.,
6.38%, 1/30/23(1)	855	808
7.00%, 3/31/24(1)	1,660	1,585
OGX Austria GmbH,
8.50%, 6/1/18(6) (9)	2,420	—
8.38%, 4/1/22(6) (9)	1,800	—
Seven Generations Energy Ltd.,
6.88%, 6/30/23(1)	75	74
5.38%, 9/30/25(1)	50	45
Vermilion Energy, Inc.,
5.63%, 3/15/25(1)	75	70

		2,732

Financial Services - 0.0%
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc.,
8.50%, 12/15/22(1)	75	73

Food & Beverage - 0.0%
JBS Investments GmbH,
7.25%, 4/3/24(1)	200	202

Home Improvement - 0.0%
Masonite International Corp.,
5.75%, 9/15/26(1)	50	47

Homebuilders - 0.2%
Brookfield Residential Properties, Inc.,
6.38%, 5/15/25(1)	25	23
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
6.13%, 7/1/22(1)	50	47
Mattamy Group Corp.,
6.50%, 10/1/25(1)	25	23
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
5.25%, 4/15/21(1)	285	282
5.63%, 3/1/24(1)	453	430

		805

Industrial Other - 0.1%
Ritchie Bros. Auctioneers, Inc.,
5.38%, 1/15/25(1)	605	587

Machinery Manufacturing - 0.3%
Titan Acquisition Ltd./Titan Co-Borrower LLC,
7.75%, 4/15/26(1)	1,540	1,317

Medical Equipment & Devices Manufacturing - 0.0%
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
5.75%, 8/1/22(1)	50	43
5.50%, 4/15/25(1)	95	66

		109

Metals & Mining - 1.4%
Alcoa Nederland Holding B.V.,
7.00%, 9/30/26(1)	200	204
ArcelorMittal,
5.25%, 8/5/20	25	25
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,
8.75%, 7/15/26(1)	2,555	2,293
Constellium N.V.,
6.63%, 3/1/25(1)	250	232
Essar Steel Algoma, Inc.,
9.50%, 11/15/19(1) (5) (6)	275	99
First Quantum Minerals Ltd.,
6.50%, 3/1/24(1)	400	332
7.50%, 4/1/25(1)	200	165
6.88%, 3/1/26(1)	200	160
FMG Resources (August 2006) Pty. Ltd.,
4.75%, 5/15/22(1)	375	356
5.13%, 5/15/24(1)	130	120

NORTHERN FUNDS QUARTERLY REPORT    21    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.7% continued
Metals & Mining - 1.4% continued
Hudbay Minerals, Inc.,
7.25%, 1/15/23(1)	$50	$49
7.63%, 1/15/25(1)	475	464
IAMGOLD Corp.,
7.00%, 4/15/25(1)	50	47
Kinross Gold Corp.,
5.13%, 9/1/21	50	50
4.50%, 7/15/27	25	22
Mountain Province Diamonds, Inc.,
8.00%, 12/15/22(1)	25	25
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22(1)	940	929
Taseko Mines Ltd.,
8.75%, 6/15/22(1)	150	135
Teck Resources Ltd.,
4.50%, 1/15/21	75	75
4.75%, 1/15/22	330	328
3.75%, 2/1/23	25	24
8.50%, 6/1/24(1)	120	129
6.13%, 10/1/35	200	191
6.00%, 8/15/40	175	163
6.25%, 7/15/41	50	47
5.20%, 3/1/42	25	21

		6,685

Oil & Gas Services & Equipment - 0.5%
Ensco PLC,
7.75%, 2/1/26	25	19
5.75%, 10/1/44	55	31
Noble Holding International Ltd.,
7.75%, 1/15/24	225	170
7.88%, 2/1/26(1)	100	85
Pacific Drilling S.A.,
8.38%, 10/1/23(1)	25	24
Precision Drilling Corp.,
6.50%, 12/15/21	384	357
7.75%, 12/15/23	255	235
5.25%, 11/15/24	640	531
7.13%, 1/15/26 (1)	75	64
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/25(1)	75	64
Transocean Guardian Ltd.,
5.88%, 1/15/24(1)	125	120
Transocean Pontus Ltd.,
6.13%, 8/1/25(1)	50	48
Transocean, Inc.,
5.80%, 10/15/22	75	66
9.00%, 7/15/23(1)	75	75
7.50%, 1/15/26(1)	175	154
7.50%, 4/15/31	50	38
Trinidad Drilling Ltd.,
6.63%, 2/15/25(1)	50	50
Weatherford International Ltd.,
5.13%, 9/15/20	25	19
7.75%, 6/15/21	25	19
4.50%, 4/15/22	425	249
8.25%, 6/15/23	25	15
9.88%, 2/15/24	225	137
6.50%, 8/1/36	25	13
7.00%, 3/15/38	25	13

		2,596

Pharmaceuticals - 0.8%
Bausch Health Cos., Inc.,
5.63%, 12/1/21(1)	38	37
6.50%, 3/15/22(1)	95	95
5.50%, 3/1/23(1)	385	352
5.88%, 5/15/23(1)	600	555
7.00%, 3/15/24(1)	160	162
6.13%, 4/15/25(1)	225	196
5.50%, 11/1/25(1)	565	527
9.00%, 12/15/25(1)	800	796
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
6.00%, 7/15/23(1)	810	618
6.00%, 2/1/25(1)	520	373
Teva Pharmaceutical Finance Netherlands III B.V.,
6.00%, 4/15/24	200	193

		3,904

Property & Casualty Insurance - 0.0%
Ardonagh Midco 3 PLC,
8.63%, 7/15/23(1)	200	170

Publishing & Broadcasting - 0.0%
Clear Channel International B.V.,
8.75%, 12/15/20(1)	25	25

MULTI-MANAGER FUNDS     22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.7% continued
Refining & Marketing - 0.0%
Parkland Fuel Corp.,
6.00%, 4/1/26(1)	$25	$23

Restaurants - 0.4%
1011778 B.C. ULC/New Red Finance, Inc.,
4.63%, 1/15/22(1)	455	440
4.25%, 5/15/24(1)	1,075	989
5.00%, 10/15/25(1)	690	635

		2,064

Semiconductors - 0.3%
NXP B.V./NXP Funding LLC,
4.13%, 6/1/21(1)	735	726
3.88%, 9/1/22(1)	200	192
Sensata Technologies UK Financing Co. PLC,
6.25%, 2/15/26(1)	400	402

		1,320

Software & Services - 0.5%
Camelot Finance S.A.,
7.88%, 10/15/24(1)	175	169
IHS Markit Ltd.,
5.00%, 11/1/22(1)	695	702
Nielsen Co. Luxembourg (The) S.a.r.l.,
5.50%, 10/1/21(1)	425	421
5.00%, 2/1/25(1)	565	528
Open Text Corp.,
5.88%, 6/1/26(1)	580	568

		2,388

Travel & Lodging - 0.3%
NCL Corp. Ltd.,
4.75%, 12/15/21(1)	1,043	1,035
Silversea Cruise Finance Ltd.,
7.25%, 2/1/25(1)	50	53
Viking Cruises Ltd.,
6.25%, 5/15/25(1)	25	25
5.88%, 9/15/27(1)	100	93

		1,206

Utilities - 0.0%
Rockpoint Gas Storage Canada Ltd.,
7.00%, 3/31/23(1)	50	47
Superior Plus L.P./Superior General Partner, Inc.,
7.00%, 7/15/26(1)	25	24

		71

Wireless Telecommunications Services - 0.9%
Digicel Group Ltd.,
8.25%, 9/30/20(1)	700	472
Intelsat Connect Finance S.A.,
9.50%, 2/15/23(1)	450	387
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	1,955	1,701
8.00%, 2/15/24(1)	100	103
8.50%, 10/15/24(1)	610	592
9.75%, 7/15/25(1)	150	150
Intelsat Luxembourg S.A.,
8.13%, 6/1/23	421	326
Wind Tre S.p.A.,
5.00%, 1/20/26(1)	885	728
Xplornet Communications, Inc.,
9.63%, 6/1/22(1) (4)	29	29

		4,488

Wireline Telecommunications Services - 0.1%
Telecom Italia Capital S.A.,
6.00%, 9/30/34	305	264

Total Foreign Issuer Bonds (Cost $58,663)		51,727

TERM LOANS - 11.1%
Advertising & Marketing - 0.0%
Advantage Sales & Marketing, Inc., Term Loan,
(Floating, ICE LIBOR USD 1M + 6.50%, 1.00% Floor),
9.02%, 7/25/22(11)	180	140

Auto Parts Manufacturing - 0.6%
Altra Industrial Motion Corp., Term Loan,
(Floating, ICE LIBOR USD 1M + 2.00%),
4.52%, 10/1/25(11)	49	47
DexKo Global, Inc., Term B Loan,
(Floating, ICE LIBOR USD 3M + 8.25%),
11.05%, 7/24/25(11)	1,460	1,445

NORTHERN FUNDS QUARTERLY REPORT    23    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 11.1% continued
Auto Parts Manufacturing – 0.6% continued
Truck Hero, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 8.25%, 1.00% Floor),
10.76%, 4/21/25(11)	$1,360	$1,326

		2,818

Cable & Satellite – 0.2%
Altice France S.A., Incremental Term Loan,
8/14/26(11) (12)	90	85
(Floating, ICE LIBOR USD 1M + 4.00%),
6.46%, 8/14/26(11)	710	669
CSC Holdings LLC, October 2018 Incremental Term Loan,
1/15/26(11) (12)	70	66
(Floating, ICE LIBOR USD 3M + 2.25%),
4.75%, 1/15/26(11)	225	213
Radiate Holdco LLC, Closing Date Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%, 0.75% Floor),
5.52%, 2/1/24(11)	98	92

		1,125

Casinos & Gaming – 0.7%
Boyd Gaming Corp., Refinancing Term B Loan,
9/15/23(11) (12)	452	435
(Floating, ICE LIBOR USD 1W + 2.25%),
4.67%, 9/15/23(11)	148	142
CEOC LLC, Term B Loan,
(Floating, ICE LIBOR USD 1M + 2.00%),
4.52%, 10/7/24(11)	99	94
CityCenter Holdings LLC, Term B Loan,
(Floating, ICE LIBOR USD 1M + 2.25%, 0.75% Floor),
4.77%, 4/18/24(11)	174	164
Gateway Casinos & Entertainment Ltd., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%),
5.80%, 12/1/23(11)	75	71
Golden Nugget, Inc., Initial B Term Loan,
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor),
5.19%, 10/4/23(11)	21	20
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor),
5.28%, 10/4/23(11)	26	25
Mohegan Tribal Gaming Authority, Term B Loan,
10/13/23(11) (12)	90	80
(Floating, ICE LIBOR USD 1M + 4.00%, 1.00% Floor),
6.52%, 10/13/23(11)	274	244
Parq Holdings L.P., Closing Date Term Loan,
12/17/20(11) (12)	80	79
(Floating, ICE LIBOR USD 3M + 7.50%, 1.00% Floor),
10.30%, 12/17/20(11)	2,123	2,091
Scientific Games International, Inc., Initial Term B-5 Loan,
(Floating, ICE LIBOR USD 2M + 2.75%),
5.25%, 8/14/24(11)	20	19
(Floating, ICE LIBOR USD 1M + 2.75%),
5.27%, 8/14/24(11)	5	5

		3,469

Chemicals – 0.4%
Consolidated Energy Finance S.A., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor),
5.27%, 5/22/24(11)	75	72
PQ Corp., Third Amendment Tranche B-1 Term Loan,
2/8/25(11) (12)	86	81
(Floating, ICE LIBOR USD 3M + 2.50%),
5.03%, 2/8/25(11)	153	145
Starfruit Finco B.V. (Starfruit US Holdco LLC), Initial Dollar Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%),
5.60%, 10/1/25(11)	537	514
UTEX Industries, Inc., Initial Loan,
5/20/22(11) (12)	350	299
(Floating, ICE LIBOR USD 1M + 7.25%, 1.00% Floor),
9.77%, 5/20/22(11)	1,150	983

MULTI-MANAGER FUNDS     24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 11.1% continued
Chemicals - 0.4% continued
Venator Finance S.a.r.l. (Venator Materials LLC), Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%),
5.52%, 8/8/24(11)	$49	$47

		2,141

Coal Operations - 0.0%
Peabody Energy Corp., 2018 Refinancing Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%),
5.27%, 3/31/25(11)	23	23

Consumer Finance - 0.1%
First Data Corp., 2022D New Dollar Term Loan,
7/8/22(11) (12)	90	86
(Floating, ICE LIBOR USD 1M + 2.00%),
4.50%, 7/8/22(11)	451	432

		518

Consumer Products - 0.2%
Parfums Holding Co., Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 8.75%, 1.00% Floor),
11.56%, 6/30/25(11)	950	952

Consumer Services - 0.1%
Aramark Intermediate HoldCo Corp., U.S. Term B-3 Loan,
(Floating, ICE LIBOR USD 1M + 1.75%),
4.27%, 3/11/25(11)	148	144
National Intergovernmental Purchasing Alliance Co., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.75%),
6.55%, 5/23/25(11)	50	48
R.R. Donnelley & Sons Co., Term B Loan,
1/15/24(11) (12)	80	78
(Floating, ICE LIBOR USD 1M + 5.00%),
7.51%, 1/15/24(11)	245	239
USS Ultimate Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor),
6.27%, 8/25/24(11)	49	48
(Floating, ICE LIBOR USD 1M + 7.75%, 1.00% Floor),
10.27%, 8/25/25(11)	25	24

		581

Containers & Packaging - 0.3%
Berlin Packaging LLC, Initial Term Loan,
11/7/25(11) (12)	120	112
(Floating, ICE LIBOR USD 1M + 3.00%),
5.35%, 11/7/25(11)	226	213
(Floating, ICE LIBOR USD 1M + 3.00%),
5.53%, 11/7/25(11)	47	44
(Floating, ICE LIBOR USD 3M + 3.00%),
5.81%, 11/7/25(11)	30	28
BWAY Holding Co., Initial Term Loan,
4/3/24(11) (12)	304	285
(Floating, ICE LIBOR USD 3M + 3.25%),
5.66%, 4/3/24(11)	98	92
Consolidated Container Co. LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor),
5.27%, 5/22/24(11)	49	47
Flex Acquisition Co., Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor),
5.52%, 12/29/23(11)	99	93
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan,
2/5/23(11) (12)	199	190
(Floating, ICE LIBOR USD 1M + 2.75%),
5.27%, 2/5/23(11)	396	376

		1,480

Distributors - Consumer Discretionary - 0.1%
American Tire Distributors, Inc. Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor),
10.02%, 9/2/24 (11)	132	107

NORTHERN FUNDS QUARTERLY REPORT    25    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 11.1% continued
Distributors - Consumer Discretionary - 0.1% continued
American Tire Distributors, Inc., Initial U.S. Junior FILO Loan,
(Floating, ICE LIBOR USD 3M + 8.75%, 1.00% Floor),
11.25%, 10/5/19(11)	$197	$197

		304

Educational Services - 0.3%
KUEHG Corp., Tranche B Term Loan,
(Floating, ICE LIBOR USD 3M + 8.25%, 1.00% Floor),
11.05%, 8/22/25(11)	950	948
Learning Care Group (US) No. 2, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor),
10.00%, 3/13/26(11)	470	463

		1,411

Electrical Equipment Manufacturing - 0.3%
Deliver Buyer, Inc., Term Loan,
5/1/24(11) (12)	589	576
(Floating, ICE LIBOR USD 3M + 5.00%),
7.71%, 5/1/24(11)	726	711

		1,287

Entertainment Content - 0.1%
Formula One Management Ltd., Facility B3,
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor),
5.02%, 2/1/24(11)	110	104
Univision Communications, Inc., 2017 Replacement Repriced Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor),
5.27%, 3/15/24(11)	205	185

		289

Entertainment Resources - 0.2%
Life Time Fitness, Inc., 2017 Refinancing Term Loan,
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor),
5.46%, 6/10/22(11)	270	259
SeaWorld Parks & Entertainment, Inc., Term B-5 Loan,
4/1/24(11) (12)	89	86
(Floating, ICE LIBOR USD 1M + 3.00%, 0.75% Floor),
5.52%, 4/1/24(11)	541	515

		860

Exploration & Production - 0.1%
California Resources Corp., Initial Loan,
(Floating, ICE LIBOR USD 1M + 4.75%, 1.00% Floor),
7.26%, 12/31/22(11)	250	242
California Resources Corp., Loan,
(Floating, ICE LIBOR USD 1M + 10.38%, 1.00% Floor),
12.90%, 12/31/21(11)	25	24

		266

Financial Services - 0.2%
Edelman Financial Center LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.25%),
5.69%, 7/21/25(11)	50	48
Lions Gate Capital Holdings LLC, Term B Loan,
(Floating, ICE LIBOR USD 1M + 2.25%),
4.77%, 3/24/25(11)	25	24
Masergy Holdings, Inc., Initial Loan,
(Floating, ICE LIBOR USD 3M + 7.50%, 1.00% Floor),
10.31%, 12/16/24(11)	840	820
UFC Holdings LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor),
5.78%, 8/18/23(11)	49	48
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor),
10.02%, 8/18/24(11)	75	74

		1,014

Food & Beverage - 0.0%
Herbalife Nutrition Ltd., Term Loan B,
(Floating, ICE LIBOR USD 1M + 3.25%),
5.77%, 8/18/25(11)	25	24

Hardware - 0.2%
CDW LLC, Term Loan,
8/17/23(11) (12)	90	87

MULTI-MANAGER FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 11.1% continued
Hardware - 0.2% continued
(Floating, ICE LIBOR USD 1M + 1.75%),
4.28%, 8/17/23(11)	$123	$119
Dell International LLC (EMC Corp.), Refinancing Term B Loan,
9/7/23(11) (12)	765	734
Everi Payments, Inc., Term B Loan,
(Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor),
5.52%, 5/9/24(11)	99	95

		1,035

Health Care Facilities & Services - 2.4%
Air Methods Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.50%, 1.00% Floor),
6.30%, 4/22/24(11)	74	58
Aveanna Healthcare LLC, Delayed Draw Term Loan,
3/15/24(11) (12) (13)	11	11
Aveanna Healthcare LLC, Incremental Term Loan,
(Floating, ICE LIBOR USD 1M + 5.50%, 1.00% Floor),
8.02%, 3/15/24(11)	39	37
Aveanna Healthcare LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 8.00%, 1.00% Floor),
10.52%, 3/17/25(11)	1,710	1,633
Dentalcorp of Canada ULC, Delayed Draw Term Loan,
6/8/26(11) (12) (13)	77	77
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor),
10.02%, 6/8/26(11)	103	100
Dentalcorp of Canada ULC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor),
10.02%, 6/8/26(11)	700	684
Envision Healthcare Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.75%),
6.27%, 10/10/25(11)	25	23
Lanai Holdings III, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 8.50%, 1.00% Floor),
11.03%, 8/28/23(11)	1,820	1,638
Miami Valley, Term Loan,
10.50%, 1/20/23(7)	148	148
Packaging Coordinators Midco, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 8.75%, 1.00% Floor),
11.14%, 7/1/24(11)	1,450	1,443
PAREXEL International Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%),
5.27%, 9/27/24(11)	49	45
PharMerica Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 7.75%),
10.21%, 12/5/25(11)	970	917
Regionalcare Hospital Partners Holdings, Inc., Term B Loan,
(Floating, ICE LIBOR USD 3M + 4.50%),
7.13%, 11/16/25(11)	760	719
Surgery Center Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor),
5.78%, 9/2/24(11)	49	47
Team Health Holdings, Inc., Initial Term Loan,
2/6/24(11) (12)	190	169
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor),
5.27%, 2/6/24(11)	600	535
U.S. Renal Care, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 4.25%, 1.00% Floor),
7.05%, 12/30/22(11)	915	869
U.S. Renal Care, Inc., Term Loan,
(Floating, ICE LIBOR USD 3M + 8.00%, 1.00% Floor),
10.80%, 12/29/23(11)	2,610	2,480

NORTHERN FUNDS QUARTERLY REPORT    27    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 11.1% continued
Health Care Facilities & Services - 2.4% continued
Wink Holdco, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor),
5.52%, 12/2/24(11)	$50	$47
(Floating, ICE LIBOR USD 1M + 6.75%, 1.00% Floor),
9.28%, 12/1/25(11)	25	24

		11,704

Home & Office Products Manufacturing - 0.0%
Serta Simmons Bedding LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 8.00%, 1.00% Floor),
10.43%, 11/8/24(11)	95	67

Home Improvement - 0.0%
ServiceMaster (The) Co. LLC, Tranche C Term Loan, 11/8/23(11) (12)	70	69
(Floating, ICE LIBOR USD 1M + 2.50%), 5.02%,
11/8/23(11)	96	93

		162

Industrial Other - 0.0%
ASP Unifrax Holdings, Inc., USD Term Loan, 12/12/25(11) (12)	25	23
Ply Gem Midco, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.75%),
6.18%, 4/12/25(11)	25	23

		46

Internet Media - 0.3%
Ten-X LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 8.00%),
10.34%, 9/29/25(7) (11)	1,360	1,360

Life Insurance - 0.0%
Genworth Holdings, Inc., Initial Loan,
(Floating, ICE LIBOR USD 1M + 4.50%, 1.00% Floor),
6.96%, 3/7/23(11)	25	24

Machinery Manufacturing - 0.3%
Engineered Machinery Holdings, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 3.25%, 1.00% Floor),
6.05%, 7/19/24(11)	25	24
(Floating, ICE LIBOR USD 3M + 7.25%, 1.00% Floor),
10.05%, 7/18/25(11)	1,539	1,504

		1,528

Managed Care - 0.4%
MPH Acquisition Holdings LLC, Initial Term Loan,
6/7/23(11) (12)	326	309
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor),
5.55%, 6/7/23(11)	292	276
One Call Corp., Extended Term Loan,
(Floating, ICE LIBOR USD 1M + 5.25%, 1.00% Floor),
7.71%, 11/27/22(11)	1,650	1,452

		2,037

Manufactured Goods - 0.0%
Neenah Foundry Co., Loan,
(Floating, ICE LIBOR USD 2M + 6.50%),
9.00%, 12/13/22(11)	20	20
(Floating, ICE LIBOR USD 2M + 6.50%),
9.12%, 12/13/22(11)	24	24

		44

Medical Equipment & Devices Manufacturing - 0.0%
Mallinckrodt International Finance S.A., 2017 Term B Loan,
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor),
5.55%, 9/24/24(11)	222	203
Mallinckrodt International Finance S.A., 2018 Incremental Term Loan,
(Floating, ICE LIBOR USD 3M + 3.00%, 0.75% Floor),
5.62%, 2/24/25(11)	49	45

		248

Metals & Mining - 0.2%
Aleris International, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 2M + 4.75%),
7.25%, 2/27/23(11)	50	49

MULTI-MANAGER FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 11.1% continued
Metals & Mining - 0.2% continued
Big River Steel LLC, Closing Date Term Loan,
(Floating, ICE LIBOR USD 3M + 5.00%, 1.00% Floor),
7.80%, 8/23/23(11)	$24	$25
RA Acquisition Purchaser LLC, Notes,
(Floating, ICE LIBOR USD 3M + 10.00%, 1.00% Floor),
12.80%, 5/31/23(7) (11)	690	690

		764

Oil & Gas Services & Equipment - 0.0%
Keane Group Holdings LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor),
6.31%, 5/25/25(11)	25	23
McDermott International, Inc., Term Loan,
(Floating, ICE LIBOR USD 1M + 5.00%, 1.00% Floor),
7.52%, 5/12/25(11)	74	69

		92

Pharmaceuticals - 0.1%
Bausch Health Companies, Inc., First Incremental Term Loan, 11/27/25(11) (12)	90	85
(Floating, ICE LIBOR USD 1M + 2.75%),
5.13%, 11/27/25(11)	247	234
Bausch Health Companies, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%),
5.38%, 6/2/25(11)	161	153

		472

Pipeline - 0.0%
BCP Renaissance Parent LLC, Initial Term Loan, 10/31/24(11) (12)	25	24
(Floating, ICE LIBOR USD 3M + 3.50%, 1.00% Floor),
6.03%, 10/31/24(11)	75	73

		97

Power Generation - 0.1%
Calpine Corp., Term Loan, 1/15/23(11) (12)	150	142
(Floating, ICE LIBOR USD 3M + 2.50%),
5.31%, 1/15/23(11)	238	226
Vistra Operations Co. LLC, 2016 Incremental Term Loan,
(Floating, ICE LIBOR USD 1M + 2.25%),
4.77%, 12/14/23(11)	188	181

		549

Property & Casualty Insurance - 1.0%
Asurion LLC, Replacement B-2 Term Loan, 8/4/25(11) (12)	1,720	1,697
(Floating, ICE LIBOR USD 1M + 6.50%),
9.02%, 8/4/25(11)	2,630	2,595
Asurion LLC, Replacement B-6 Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%),
5.52%, 11/3/23(11)	48	46
Hub International Ltd., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 2.75%),
5.24%, 4/25/25(11)	50	47
Sedgwick Claims Management Services, Inc., Initial Term Loan, 12/31/25(11) (12)	340	324

		4,709

Real Estate - 0.0%
Iron Mountain Information Management LLC, Incremental Term B Loan,
(Floating, ICE LIBOR USD 1M + 1.75%),
4.27%, 1/2/26(11)	50	47
Realogy Group LLC, Extended 2025 Term Loan,
(Floating, ICE LIBOR USD 1M + 2.25%),
4.71%, 2/8/25(11)	149	141

		188

Recreational Facilities & Services - 0.1%
Crown Finance US, Inc., Initial Dollar Tranche Term Loan, 2/28/25(11) (12)	90	85
(Floating, ICE LIBOR USD 1M + 2.50%),
5.02%, 2/28/25(11)	269	254

		339

NORTHERN FUNDS QUARTERLY REPORT    29    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 11.1% continued
Restaurants - 0.1%
1011778 B.C. Unlimited Liability Co.
(New Red Finance, Inc.), Term B-3 Loan, 2/16/24(11) (12)	$90	$86
(Floating, ICE LIBOR USD 1M + 2.25%, 1.00% Floor),
4.77%, 2/16/24(11)	444	422

		508

Retail - Consumer Discretionary - 0.1%
Bass Pro Group LLC, Initial Term Loan, 9/25/24(11) (12)	154	147
(Floating, ICE LIBOR USD 1M + 5.00%, 0.75% Floor),
7.52%, 9/25/24(11)	133	127
Foundation Building Materials Holding Co. LLC, Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%),
5.71%, 8/13/25(11)	50	47

		321

Software & Services - 1.6%
Evergreen Skills Lux S.a.r.l., Initial Term Loan ,
(Floating, ICE LIBOR USD 1M + 4.75%, 1.00% Floor),
7.27%, 4/28/21(11)	2,141	1,725
(Floating, ICE LIBOR USD 1M + 8.25%, 1.00% Floor),
10.77%, 4/28/22(11)	1,120	612
Financial & Risk US Holdings, Inc., Term Loan,
(Floating, ICE LIBOR USD 1M + 3.75%),
6.27%, 10/1/25(11)	75	71
Harland Clarke Holdings Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 4.75%, 1.00% Floor),
7.55%, 11/3/23(11)	105	95
IQVIA, Inc. (Quintiles IMS), Term B-3 Dollar Loan, 6/11/25(11) (12)	150	144
(Floating, ICE LIBOR USD 1M + 1.75%),
4.27%, 6/11/25(11)	100	96
MH Sub I LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 9/15/25(11) (12)	530	482
(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor),
10.00%, 9/15/25(11)	1,100	1,001
Optiv Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor),
5.77%, 2/1/24(11)	356	329
(Floating, ICE LIBOR USD 1M + 7.25%, 1.00% Floor),
9.77%, 1/31/25(11)	540	486
Peak 10 Holding Corp., Initial Term Loan,
(Floating, ICE LIBOR USD 3M + 7.25%, 1.00% Floor),
9.79%, 8/1/25(11)	1,150	1,025
Presidio Holdings, Inc., Term B Loan, 2/2/24(11) (12)	44	42
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor),
5.27%, 2/2/24(11)	2	2
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor),
5.55%, 2/2/24(11)	205	197
RP Crown Parent LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor),
5.27%, 10/12/23(11)	25	24
SS&C Technologies Holdings, Inc., Term B-3 Loan, 4/16/25(11) (12)	212	200
(Floating, ICE LIBOR USD 1M + 2.25%),
4.77%, 4/16/25(11)	381	359
SS&C Technologies Holdings, Inc., Term B-4 Loan, 4/16/25(11) (12)	81	77
(Floating, ICE LIBOR USD 1M + 2.25%),
4.77%, 4/16/25(11)	143	134
SS&C Technologies Holdings, Inc., Term B-5 Loan, 4/16/25(11) (12)	60	57
(Floating, ICE LIBOR USD 1M + 2.25%),
4.77%, 4/16/25(11)	80	75
Tempo Acquisition LLC, Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 3.00%),
5.52%, 5/1/24(11)	74	71

MULTI-MANAGER FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 11.1% continued
Software & Services - 1.6% continued
TierPoint LLC Term Loan,	$480	$451
(Floating, ICE LIBOR USD 1M + 7.25%, 1.00% Floor),
9.77%, 5/5/25(11)
Verscend Holding Corp., Term B Loan,
(Floating, ICE LIBOR USD 1M + 4.50%),
7.02%, 8/27/25(11)	25	24

		7,779

Transportation & Logistics - 0.0%
Navistar, Inc., Tranche B Term Loan,	99	95
(Floating, ICE LIBOR USD 1M + 3.50%),
5.89%, 11/6/24(11)
Travel & Lodging - 0.1%
Marriott Ownership Resorts, Inc., Initial Term Loan,
(Floating, ICE LIBOR USD 1M + 2.25%),
4.77%, 8/29/25(11)	175	171
RHP Hotel Properties L.P., Tranche B Term Loan,
(Floating, ICE LIBOR USD 3M + 2.00%),
4.44%, 5/11/24(11)	198	190

		361

Waste & Environment Services & Equipment - 0.0%
Advanced Disposal Services, Inc., Additional Term Loan, 11/10/23(11) (12)	60	58
(Floating, ICE LIBOR USD 1W + 2.25%, 0.75% Floor),
4.67%, 11/10/23(11)	133	127

		185

Wireless Telecommunications Services - 0.1%
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 11/27/23(11) (12)	70	67
(Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor),
6.26%, 11/27/23(11)	270	261

		328

Wireline Telecommunications Services - 0.1%
CenturyLink, Inc., Initial Term B Loan, 1/31/25(11) (12)	90	83
(Floating, ICE LIBOR USD 1M + 2.75%),
5.27%, 1/31/25(11)	272	254

		337

Total Term Loans (Cost $56,681)		54,081

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 0.4%
Metals & Mining - 0.4%
Real Alloy Parent, Inc.* (7)	48	$1,787

Oil, Gas & Coal - 0.0%
Bonanza Creek Energy, Inc.*	5,855	121
Denbury Resources, Inc.*	2,685	5
Halcon Resources Corp.*	19,482	33
Riviera Resources, Inc.*	465	7
Roan Resources, Inc.*	465	4

		170

Software - 0.0%
Avaya Holdings Corp.*	5,138	75

Total Common Stocks (Cost $2,235)		2,032

CONVERTIBLE PREFERRED STOCKS - 0.0%
Exploration & Production - 0.0%
Chesapeake Energy Corp., 5.75%(1)	13	7

Total Convertible Preferred Stocks (Cost $10)		7

MASTER LIMITED PARTNERSHIPS - 0.1%
Oil, Gas & Coal - 0.1%
Foresight Energy L.P.	107,536	376

Total Master Limited Partnerships (Cost $—)		376

OTHER - 0.0%
Escrow Appvion, Inc.* (9)	225,000	—
Escrow Avaya Holdings Corp.* (9)	250,000	—
Escrow Avaya, Inc.* (9)	25,000	—
Escrow GenOn Energy, Inc.* (9)	25,000	—

NORTHERN FUNDS QUARTERLY REPORT    31    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0% continued
Escrow Hercules Offshore, Inc.*	3,570	$1
Escrow Washington Mutual Bank* (9)	250,000	—

Total Other (Cost $28)		1

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.1%
Appvion, Inc. Class A, Exp. 6/1/20,
Strike $0.00* (9)	219	$—
Appvion, Inc. Class B, Exp. 6/13/23,
Strike $0.00* (9)	219	—
Halcon Resources Corp., Exp. 9/9/20,
Strike $14.04* (14)	3,297	—
Material Sciences Corp., Exp. 6/22/22,
Strike $0.01* (7)	77,693	291

Total Warrants (Cost $142)		291

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 17.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(15) (16)	83,728,882	$83,729

Total Investment Companies (Cost $83,729)		83,729

Total Investments - 100.0% (Cost $514,889)		485,114

Other Assets less Liabilities - 0.0%		65

NET ASSETS - 100.0%		$485,179

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)

Restricted security that has been deemed illiquid. At December 31, 2018, the value of these restricted illiquid securities amounted to approximately $4,079,000 or 0.8% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Boyne USA, Inc.,
7.25%, 5/1/25	3/27/18-4/12/18	$77

Charles River Laboratories International, Inc.,
5.50%, 4/1/26	3/28/18-11/28/18	75

CNG Holdings, Inc.,
9.38%, 5/15/20	11/15/16	43

Envision Healthcare Corp.,
8.75%, 10/15/26	9/28/18-12/18/18	2,854

Essar Steel Algoma, Inc.,
9.50%, 11/15/19	11/7/14	270

One Call Corp.,
7.50%, 7/1/24	6/26/17-8/21/17	1,274

(6)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(7)	Level 3 asset.
(8)	Step coupon bond. Rate as of December 31, 2018 is disclosed.
(9)	Level 3 asset that is worthless, bankrupt or has been delisted.
(10)	Issuer has defaulted on terms of debt obligation.
(11)	Variable rate security. Rate as of December 31, 2018 is disclosed.
(12)	Position is unsettled. Contract rate was not determined at December 31, 2018 and does not take effect until settlement date.
(13)

Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(14)	Value rounds to less than one thousand.
(15)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(16)	7-day current yield as of December 31, 2018 is disclosed.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2018, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	1.2%
BB	27.0
B	30.1
CCC or below	21.9
Not Rated	2.5
Cash Equivalents	17.3

Total	100.0%

*

Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund assigns the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default).

MULTI-MANAGER FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2018, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF INVESTMENTS
United States Dollar	100%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Convertible Bonds(1)	$—	$20		$—	$20
Corporate Bonds:
Entertainment Resources	—	4,696		1,093	5,789
Iron & Steel	—	—		2,670	2,670
Manufactured Goods	—	3,208		1,511	4,719
All Other Industries(1)	—	279,672		—	279,672

Total Corporate Bonds	—	287,576		5,274	292,850

Foreign Issuer Bonds(1)	—	51,727		—	51,727
Term Loans:
Health Care Facilities & Services	—	11,556		148	11,704
Internet Media	—	—		1,360	1,360
Metals & Mining	—	74		690	764
All Other Industries(1)	—	40,253		—	40,253

Total Term Loans	—	51,883		2,198	54,081

Common Stocks:
Metals & Mining	—	—		1,787	1,787
All Other Industries(1)	245	—		—	245

Total Common Stocks	245	—		1,787	2,032

Convertible Preferred Stocks(1)	—	7		—	7
Master Limited Partnerships(1)	376	—		—	376
Other	—	1		—	1
Warrants	—	—	*	291	291
Investment Companies	83,729	—		—	83,729

Total Investments	$84,350	$391,214		$9,550	$485,114

*	Amounts round to less than a thousand.
(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/18 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/2018 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/18 (000S)
Corporate Bonds
Entertainment Resources	$1,093	$1	$—	$(1)	$—	$—	$—	$—	$1,093	$(1)
Iron & Steel	—	—	—	—	—	—	2,670	—	2,670	—
Manufactured Goods	1,328	(14)	—	159	38	—	—	—	1,511	130
Metals & Mining	1,869	4	93	(228)	—	(1,738)	—	—	—	(166)

NORTHERN FUNDS QUARTERLY REPORT    33    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	DECEMBER 31, 2018 (UNAUDITED)

	BALANCE AS OF 3/31/18 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/2018 (000S)		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 12/31/18 (000S)
Term Loans
Health Care Facilities & Services	$196	$—	$—	$2	$—	$(50)	$—	$—	$148		$2
Internet Media	1,319	3	—	38	—	—	—	—	1,360		38
Metals & Mining	388	—	—	—	690	(388)	—	—	690	*	—
Common Stocks
Metals & Mining	—	—	—	49	1,738	—	—	—	1,787		49
Oil, Gas & Coal	15	—	—	(15)	—	—	—	—	—		—
Warrants	104	—	—	187	—	—	—	—	291		187

Total	$6,312	$(6)	$93	$191	$2,466	$(2,176)	$2,670	$—	$9,550		$239

*	The Fund valued this security based on the bankruptcy sale.

The Fund valued the securities included in the Balance as of 12/31/18 above using prices provided by the Fund’s investment adviser’s pricing and valuation committee, which also caused the transfers into level 3, as noted above.

	FAIR VALUE AT 12/31/18 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS		RANGE (WEIGHTED AVERAGE)
Corporate Bonds	$5,274	Market Approach	Yield	(2)	5.9%-9.5%	(7.75%)
Term Loans	$2,198	Market Approach	Yield	(2)	4.4%-10.1%	(8.95%)
Common Stocks	$1,787	Market Approach	Intrinsic Value/Liquidity Discount	(1)	0%
Warrants	$291	Market Approach	Intrinsic Value/Liquidity Discount	(1)	25%

(1)

The significant unobservable inputs that were used in the fair value measurement are: Intrinsic Value and Liquidity Discount. Significant increases (decreases) in the intrinsic value in isolation would have resulted in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discount in isolation would have resulted in a significantly lower (higher) fair value measurement.

(2)

The significant unobservable inputs that were used in the fair value measurement are: Yield. Significant decreases (increases) in yield would have resulted in a significantly higher (lower) fair value measurement.

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$12,532	$368,385	$297,188	$316	$83,729	83,729

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1W - 1 Week

2M - 2 Month

3M - 3 Month

5Y - 5 Year

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

USD - United States Dollar

MULTI-MANAGER FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	DECEMBER 31, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 105.3%
FlexShares® Credit-Scored US Corporate Bond Index Fund(1)	176,649	$8,627
FlexShares® Credit-Scored US Long Corporate Bond Index Fund(1)	99,898	4,838
FlexShares® Disciplined Duration MBS Index Fund(1)	488,089	11,163
FlexShares® Global Quality Real Estate Index Fund(1)	31,671	1,758
FlexShares® International Quality Dividend Index Fund(1)	249,591	5,251
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund(1)	158,613	8,805
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	109,523	5,255
FlexShares® Morningstar Global Upstream Natural Resources Index Fund(1)	149,874	4,388
FlexShares® Morningstar US Market Factor Tilt Index Fund(1)	137,303	13,747
FlexShares® Quality Dividend Index Fund(1)	166,017	6,609
FlexShares® STOXX® Global Broad Infrastructure Index Fund(1)	38,840	1,697
iShares 20+ Year Treasury Bond ETF	2,367	288
iShares 3-7 Year Treasury Bond ETF	37,685	4,575
iShares 7-10 Year Treasury Bond ETF	1,695	177
iShares iBoxx High Yield Corporate Bond ETF	118,943	9,646
iShares Short-Term Corporate Bond ETF	21,092	1,089
Northern Institutional Funds - U.S. Government Portfolio (Shares),
2.20%(1) (2)	4,691,817	4,692

Total Investment Companies (Cost $90,672)		92,605

Total Investments - 105.3% (Cost $90,672)		92,605

Liabilities less Other Assets - (5.3%)		(4,635)

NET ASSETS - 100.0%		$87,970

(1)

Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, Northern Institutional Funds and FlexShares Trust.

(2)	7-day current yield as of December 31, 2018 is disclosed.

Percentages shown are based on Net Assets.

At December 31, 2018, the asset class weightings (unaudited) for the Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	14.9%	FlexShares® Morningstar US Market Factor Tilt Index Fund
U.S. Equity	7.1	FlexShares® Quality Dividend Index Fund
Non U.S. Equity - Developed	9.5	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Non U.S. Equity - Developed	5.7	FlexShares® International Quality Dividend Index Fund
Non U.S. Equity - Emerging Markets	5.7	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Global Real Estate	1.9	FlexShares® Global Quality Real Estate Index Fund
U.S. Bonds - High Yield	10.4	iShares iBoxx High Yield Corporate Bond ETF
U.S. Bonds - Investment Grade	12.1	FlexShares® Disciplined Duration MBS Index Fund
U.S. Bonds - Investment Grade	9.3	FlexShares® Credit-Scored US Corporate Bond Index Fund
U.S. Bonds - Investment Grade	5.2	FlexShares® Credit-Scored US Long Corporate Bond Index Fund
U.S. Bonds - Investment Grade	4.9	iShares 3-7 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	1.2	iShares Short-Term Corporate Bond ETF
U.S. Bonds - Investment Grade	0.3	iShares 20+ Year Treasury Bond ETF
U.S. Bonds - Investment Grade	0.2	iShares 7-10 Year Treasury Bond ETF
Global Infrastructure	1.8	FlexShares® STOXX® Global Broad Infrastructure Index Fund
Commodities/Natural Resources	4.7	FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Cash	5.1	NIF U.S. Government Portfolio (Shares)

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of December 31, 2018:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$92,605	$—	$—	$92,605

NORTHERN FUNDS QUARTERLY REPORT    1    GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND continued

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
FlexShares® Credit-Scored U.S. Corporate Bond Index Fund	$2,067	$7,459	$807	$(57)	$(35)	$182	$8,627	177
FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund	1,050	4,395	256	(333)	(18)	151	4,838	100
FlexShares® Disciplined Duration MBS Index Fund	2,172	10,049	865	(148)	(45)	255	11,163	488
FlexShares® Global Quality Real Estate Index Fund	1,905	94	96	(150)	5	53	1,758	32
FlexShares® High Yield Value-Scored Bond Index Fund	—	10,160	9,627	—	(533)	266	—	—
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	3,784	—	3,769	119	(134)	53	—	—
FlexShares® International Quality Dividend Index Fund	9,399	759	3,592	(1,315)	—	253	5,251	250
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	9,424	1,618	501	(1,763)	27	226	8,805	159
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	9,352	1,435	3,556	(1,921)	(55)	177	5,255	110
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	4,689	679	557	(490)	67	109	4,388	150
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund	12,577	3,902	1,542	(1,436)	246	202	13,747	137
FlexShares® Quality Dividend Index Fund	8,880	895	2,704	(1,047)	585	252	6,609	166
FlexShares® Ready Access Variable Income Fund	1,782	—	1,782	4	(4)	6	—	—
FlexShares® STOXX Global Broad Infrastructure Index Fund	1,855	—	64	(95)	1	45	1,697	39
NF - Bond Index Fund	18,361	23	18,313	449	(520)	17	—	—

GLOBAL TACTICAL ASSET ALLOCATION FUND     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2018 (UNAUDITED)

AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD (000S)
NF - High Yield Fixed Income Fund	$5,564	$4,013	$9,572	$10	$(15)	$137	$—	—
NIF - U.S. Government Portfolio (Shares)	385	59,534	55,227	—	—	12	4,692	4,692

	$93,246	$105,015	$112,830	$(8,173)	$(428)	$2,396	$76,830	6,500

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange Traded Fund

MBS - Mortgage-Backed Security

NF - Northern Funds

NIF - Northern Institutional Funds

TIPS - Treasury Inflation Protected Securities

NORTHERN FUNDS QUARTERLY REPORT    3    GLOBAL TACTICAL ASSET ALLOCATION FUND

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	February 27, 2019

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	February 27, 2019